UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—April 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

European Stock Index Fund Investor Shares - VEURX

European Stock Index Fund FTSE Europe ETF Share Class - VGK

European Stock Index Fund Admiral™ Shares - VEUSX

European Stock Index Fund Institutional Shares - VESIX

European Stock Index Fund Institutional Plus Shares - VEUPX

Pacific Stock Index Fund Investor Shares - VPACX

Pacific Stock Index Fund FTSE Pacific ETF Share Class - VPL

Pacific Stock Index Fund Admiral™ Shares - VPADX

Pacific Stock Index Fund Institutional Shares - VPKIX

FTSE All-World ex-US Index Fund ETF Shares - VEU

FTSE All-World ex-US Index Fund Admiral™ Shares - VFWAX

FTSE All-World ex-US Index Fund Institutional Shares - VFWSX

FTSE All-World ex-US Index Fund Institutional Plus Shares - VFWPX

Total World Stock Index Fund ETF Shares - VT

Total World Stock Index Fund Admiral™ Shares - VTWAX

Total World Stock Index Fund Institutional Shares - VTWIX

FTSE All-World ex-US Small-Cap Index Fund ETF Shares - VSS

FTSE All-World ex-US Small-Cap Index Fund Admiral™ Shares - VFSAX

FTSE All-World ex-US Small-Cap Index Fund Institutional Shares - VFSNX

Global ex-U.S. Real Estate Index Fund ETF Shares - VNQI

Global ex-U.S. Real Estate Index Fund Admiral™ Shares - VGRLX

Global ex-U.S. Real Estate Index Fund Institutional Shares - VGRNX

Vanguard European Stock Index Fund

Investor Shares (VEURX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Belgium	1.8%
Denmark	3.4%
Finland	1.7%
France	15.6%
Germany	14.9%
Italy	5.0%
Netherlands	6.0%
Norway	1.3%
Spain	4.7%
Sweden	5.5%
Switzerland	14.2%
United Kingdom	23.1%
Other	2.1%
Other Assets and Liabilities—Net	0.7%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$29,945
Number of Portfolio Holdings	1,296
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR79

Vanguard European Stock Index Fund

FTSE Europe ETF Share Class (VGK) NYSE Arca

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Europe ETF Share Class	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Belgium	1.8%
Denmark	3.4%
Finland	1.7%
France	15.6%
Germany	14.9%
Italy	5.0%
Netherlands	6.0%
Norway	1.3%
Spain	4.7%
Sweden	5.5%
Switzerland	14.2%
United Kingdom	23.1%
Other	2.1%
Other Assets and Liabilities—Net	0.7%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$29,945
Number of Portfolio Holdings	1,296
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR963

Vanguard European Stock Index Fund

Admiral™ Shares (VEUSX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Belgium	1.8%
Denmark	3.4%
Finland	1.7%
France	15.6%
Germany	14.9%
Italy	5.0%
Netherlands	6.0%
Norway	1.3%
Spain	4.7%
Sweden	5.5%
Switzerland	14.2%
United Kingdom	23.1%
Other	2.1%
Other Assets and Liabilities—Net	0.7%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$29,945
Number of Portfolio Holdings	1,296
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR579

Vanguard European Stock Index Fund

Institutional Shares (VESIX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Belgium	1.8%
Denmark	3.4%
Finland	1.7%
France	15.6%
Germany	14.9%
Italy	5.0%
Netherlands	6.0%
Norway	1.3%
Spain	4.7%
Sweden	5.5%
Switzerland	14.2%
United Kingdom	23.1%
Other	2.1%
Other Assets and Liabilities—Net	0.7%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$29,945
Number of Portfolio Holdings	1,296
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR235

Vanguard European Stock Index Fund

Institutional Plus Shares (VEUPX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Belgium	1.8%
Denmark	3.4%
Finland	1.7%
France	15.6%
Germany	14.9%
Italy	5.0%
Netherlands	6.0%
Norway	1.3%
Spain	4.7%
Sweden	5.5%
Switzerland	14.2%
United Kingdom	23.1%
Other	2.1%
Other Assets and Liabilities—Net	0.7%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$29,945
Number of Portfolio Holdings	1,296
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1863

Vanguard Pacific Stock Index Fund

Investor Shares (VPACX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Australia	18.0%
Hong Kong	4.8%
Japan	61.2%
Singapore	3.5%
South Korea	10.8%
Other	0.7%
Other Assets and Liabilities—Net	1.0%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,051
Number of Portfolio Holdings	2,395
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR72

Vanguard Pacific Stock Index Fund

FTSE Pacific ETF Share Class (VPL) NYSE Arca

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Pacific ETF Share Class	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Australia	18.0%
Hong Kong	4.8%
Japan	61.2%
Singapore	3.5%
South Korea	10.8%
Other	0.7%
Other Assets and Liabilities—Net	1.0%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,051
Number of Portfolio Holdings	2,395
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR962

Vanguard Pacific Stock Index Fund

Admiral™ Shares (VPADX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Australia	18.0%
Hong Kong	4.8%
Japan	61.2%
Singapore	3.5%
South Korea	10.8%
Other	0.7%
Other Assets and Liabilities—Net	1.0%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,051
Number of Portfolio Holdings	2,395
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR572

Vanguard Pacific Stock Index Fund

Institutional Shares (VPKIX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Australia	18.0%
Hong Kong	4.8%
Japan	61.2%
Singapore	3.5%
South Korea	10.8%
Other	0.7%
Other Assets and Liabilities—Net	1.0%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,051
Number of Portfolio Holdings	2,395
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR237

Vanguard FTSE All-World ex-US Index Fund

ETF Shares (VEU) NYSE Arca

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.9%
Asia	43.8%
Europe	40.8%
North America	7.2%
Oceania	4.8%
South America	1.4%
Other Assets and Liabilities—Net	1.1%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$62,127
Number of Portfolio Holdings	3,867
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR991

Vanguard FTSE All-World ex-US Index Fund

Admiral™ Shares (VFWAX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.9%
Asia	43.8%
Europe	40.8%
North America	7.2%
Oceania	4.8%
South America	1.4%
Other Assets and Liabilities—Net	1.1%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$62,127
Number of Portfolio Holdings	3,867
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR570

Vanguard FTSE All-World ex-US Index Fund

Institutional Shares (VFWSX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.9%
Asia	43.8%
Europe	40.8%
North America	7.2%
Oceania	4.8%
South America	1.4%
Other Assets and Liabilities—Net	1.1%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$62,127
Number of Portfolio Holdings	3,867
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR881

Vanguard FTSE All-World ex-US Index Fund

Institutional Plus Shares (VFWPX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.9%
Asia	43.8%
Europe	40.8%
North America	7.2%
Oceania	4.8%
South America	1.4%
Other Assets and Liabilities—Net	1.1%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$62,127
Number of Portfolio Holdings	3,867
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1866

Vanguard Total World Stock Index Fund

ETF Shares (VT) NYSE Arca

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.4%
Asia	16.6%
Europe	15.3%
North America	64.4%
Oceania	1.8%
South America	0.6%
Other Assets and Liabilities—Net	0.9%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$56,668
Number of Portfolio Holdings	9,830
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3141

Vanguard Total World Stock Index Fund

Admiral™ Shares (VTWAX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.4%
Asia	16.6%
Europe	15.3%
North America	64.4%
Oceania	1.8%
South America	0.6%
Other Assets and Liabilities—Net	0.9%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$56,668
Number of Portfolio Holdings	9,830
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5028

Vanguard Total World Stock Index Fund

Institutional Shares (VTWIX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.4%
Asia	16.6%
Europe	15.3%
North America	64.4%
Oceania	1.8%
South America	0.6%
Other Assets and Liabilities—Net	0.9%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$56,668
Number of Portfolio Holdings	9,830
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR826

Vanguard FTSE All-World ex-US Small-Cap Index Fund

ETF Shares (VSS) NYSE Arca

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.1%
Asia	43.5%
Europe	33.0%
North America	15.2%
Oceania	4.8%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,200
Number of Portfolio Holdings	4,832
Portfolio Turnover Rate	7%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3184

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Admiral™ Shares (VFSAX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.1%
Asia	43.5%
Europe	33.0%
North America	15.2%
Oceania	4.8%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,200
Number of Portfolio Holdings	4,832
Portfolio Turnover Rate	7%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR2284

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Institutional Shares (VFSNX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.1%
Asia	43.5%
Europe	33.0%
North America	15.2%
Oceania	4.8%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,200
Number of Portfolio Holdings	4,832
Portfolio Turnover Rate	7%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR884

Vanguard Global ex-U.S. Real Estate Index Fund

ETF Shares (VNQI) Nasdaq

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.7%
Asia	57.1%
Europe	25.5%
North America	3.2%
Oceania	11.2%
South America	0.5%
Other Assets and Liabilities—Net	0.8%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$3,569
Number of Portfolio Holdings	712
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3358

Vanguard Global ex-U.S. Real Estate Index Fund

Admiral™ Shares (VGRLX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.7%
Asia	57.1%
Europe	25.5%
North America	3.2%
Oceania	11.2%
South America	0.5%
Other Assets and Liabilities—Net	0.8%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$3,569
Number of Portfolio Holdings	712
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1758

Vanguard Global ex-U.S. Real Estate Index Fund

Institutional Shares (VGRNX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.7%
Asia	57.1%
Europe	25.5%
North America	3.2%
Oceania	11.2%
South America	0.5%
Other Assets and Liabilities—Net	0.8%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$3,569
Number of Portfolio Holdings	712
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1858

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2025
Vanguard International Stock Index Funds
Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund

Contents
European Stock Index Fund	1
Pacific Stock Index Fund	36

European Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Austria (0.5%)
	Erste Group Bank AG	699,030	47,339
[1]	BAWAG Group AG	173,133	18,977
[2]	OMV AG	323,491	16,726
[2]	Verbund AG	149,392	11,481
	ANDRITZ AG	157,910	11,347
	Wienerberger AG	253,486	8,900
	Raiffeisen Bank International AG	293,179	7,831
	voestalpine AG	250,222	6,594
	Vienna Insurance Group AG Wiener Versicherung Gruppe	87,772	4,175
	UNIQA Insurance Group AG	252,896	2,931
*	DO & Co. AG	17,019	2,719
[2]	Strabag SE	29,622	2,599
[2]	Oesterreichische Post AG	75,311	2,539
	EVN AG	82,464	2,158
[2]	CA Immobilien Anlagen AG	76,724	2,077
	Telekom Austria AG	195,937	2,070
*	CPI Europe AG	70,796	1,401
*,2	Lenzing AG	43,352	1,363
	Porr AG	37,758	1,322
	Palfinger AG	34,831	1,135
*,2	AT&S Austria Technologie & Systemtechnik AG	55,886	905
[2]	Schoeller-Bleckmann Oilfield Equipment AG	24,808	881
	Agrana Beteiligungs AG	24,019	324
*	Eurotelesites AG	49,394	280
			158,074
Belgium (1.8%)
	Anheuser-Busch InBev SA	2,227,110	146,786
*	Argenx SE	137,293	88,753
	UCB SA	275,120	50,440
	KBC Group NV	530,748	48,940
	Ageas SA	397,671	24,940
	Groupe Bruxelles Lambert NV	186,159	15,357
	Ackermans & van Haaren NV	49,801	12,181
[2]	Elia Group SA	106,824	11,582
	Syensqo SA	159,059	11,378
	Sofina SA	38,790	10,838
*	Warehouses De Pauw CVA	388,815	9,931
	D'ieteren Group	47,087	9,403
	Lotus Bakeries NV	906	8,711
[3]	Aedifica SA	108,315	8,683
[3]	Cofinimmo SA	86,570	6,922
	Financiere de Tubize SA	43,461	6,236
	Solvay SA	159,698	6,043
	Azelis Group NV	389,680	6,038
	KBC Ancora	86,521	5,669
	Umicore SA	461,551	4,196
	Fagron	149,334	3,481
	Montea NV	46,774	3,396
[2]	Shurgard Self Storage Ltd. (XBRU)	71,516	2,967
	Xior Student Housing NV	89,856	2,914
	VGP NV	30,702	2,841
	Colruyt Group NV	58,664	2,821
	Bekaert SA	73,020	2,818
[2]	Melexis NV	44,581	2,675
	Gimv NV	58,543	2,636
	Proximus SADP	338,467	2,600
	Deme Group NV	15,644	2,345
	Retail Estates NV	29,087	2,133
	Barco NV	146,541	2,005
1

European Stock Index Fund
		Shares	Market Value• ($000)
	Tessenderlo Group SA	44,502	1,317
*	Ontex Group NV	150,453	1,235
	Kinepolis Group NV	32,434	1,118
	Vastned NV	23,031	757
	bpost SA	208,578	335
			533,421
Denmark (3.4%)
	Novo Nordisk A/S Class B	7,270,659	486,127
	DSV A/S	437,781	92,792
	Danske Bank A/S	1,475,529	51,773
	Novonesis Novozymes B	784,311	50,947
	Coloplast A/S Class B	282,298	31,946
*	Genmab A/S	144,670	30,676
	Vestas Wind Systems A/S	2,283,385	30,442
	Carlsberg A/S Class B	206,870	28,187
	Pandora A/S	178,184	26,525
	Tryg A/S	766,436	18,280
[2]	AP Moller - Maersk A/S Class B	9,724	16,744
*,1	Orsted A/S	382,272	15,212
	Ringkjoebing Landbobank A/S	58,123	11,113
	AP Moller - Maersk A/S Class A	6,247	10,676
*	Zealand Pharma A/S	150,186	10,622
*	NKT A/S	122,574	9,980
	Royal Unibrew A/S	113,779	9,047
	ROCKWOOL A/S Class B	191,646	8,749
	ISS A/S	329,774	8,274
	Jyske Bank A/S (Registered)	100,385	8,233
*	Demant A/S	219,633	7,998
	Sydbank A/S	115,483	7,395
*	ALK-Abello A/S	299,914	6,991
	Ambu A/S Class B	353,602	6,383
	FLSmidth & Co. A/S	127,686	6,045
*	GN Store Nord A/S	296,884	4,482
	Alm Brand A/S	1,877,463	4,449
*,1	Netcompany Group A/S	95,838	4,326
*	Spar Nord Bank A/S	134,650	4,321
*	Bavarian Nordic A/S	157,218	3,738
	Chemometec A/S	38,222	2,754
	H Lundbeck A/S	544,705	2,607
	Schouw & Co. A/S	28,083	2,560
[2]	TORM plc Class A	115,842	1,931
	UIE plc	31,478	1,505
*	NTG Nordic Transport Group A/S	37,934	1,442
[1]	Scandinavian Tobacco Group A/S	96,660	1,407
	D/S Norden A/S	47,972	1,306
	Svitzer Group A/S	30,059	1,260
*	Dfds A/S	70,116	975
	H Lundbeck A/S Class A	196,499	812
*,2	Gubra A/S	10,096	582
			1,031,614
Finland (1.7%)
	Nordea Bank Abp	5,654,691	77,598
	Nokia OYJ	11,514,840	57,565
	Sampo OYJ Class A (XHEL)	5,068,282	50,777
	Kone OYJ Class B	741,776	45,940
	UPM-Kymmene OYJ	1,161,295	30,758
	Nordea Bank Abp (XHEL)	1,899,881	26,311
	Wartsila OYJ Abp	1,098,588	20,298
	Elisa OYJ	323,929	17,281
	Fortum OYJ	987,695	16,560
	Metso OYJ	1,452,937	15,787
	Orion OYJ Class B	241,871	15,144
	Kesko OYJ Class B	614,185	14,101
	Stora Enso OYJ Class R	1,339,072	12,438
	Valmet OYJ	373,203	11,395
	Konecranes OYJ	161,278	10,805
	Neste OYJ	949,580	9,850
	Huhtamaki OYJ	212,108	7,809
	Mandatum OYJ	1,061,834	7,505
2

European Stock Index Fund
		Shares	Market Value• ($000)
	Kemira OYJ	259,552	5,356
	Sampo OYJ Class A	462,839	4,623
*	Kojamo OYJ	362,171	4,216
	Hiab OYJ	86,169	4,100
	TietoEVRY OYJ (XHEL)	198,471	3,556
	Kalmar OYJ Class B	110,911	3,514
[2]	Outokumpu OYJ	796,793	3,067
*	QT Group OYJ	45,343	2,959
[1]	Terveystalo OYJ	190,839	2,652
[2]	Nokian Renkaat OYJ	277,023	2,204
	Sanoma OYJ	169,440	1,867
	Tokmanni Group Corp.	109,026	1,720
	Revenio Group OYJ	50,397	1,576
*	YIT OYJ	413,210	1,206
	Metsa Board OYJ Class B	321,658	1,174
	Citycon OYJ	198,796	798
	TietoEVRY OYJ	38,768	695
	Finnair OYJ	180,559	488
			493,693
France (15.6%)
	LVMH Moet Hennessy Louis Vuitton SE	559,411	309,874
	Schneider Electric SE	1,210,398	282,804
	Sanofi SA	2,498,754	273,343
	TotalEnergies SE	4,397,493	250,460
	Airbus SE	1,333,274	226,244
	Hermes International SCA	76,908	211,511
	Safran SA	778,943	207,292
	EssilorLuxottica SA	699,866	201,668
	BNP Paribas SA	2,275,717	192,820
	AXA SA	3,864,610	182,780
*	Air Liquide SA Loyalty Shares	837,654	172,120
	Vinci SA	1,107,535	155,572
*	L'Oreal SA Loyalty Shares	303,570	134,137
	Danone SA	1,421,379	122,305
	Cie de Saint-Gobain SA	1,041,242	113,202
*	L'Oreal SA (XPAR)	220,619	97,484
	Air Liquide SA (XPAR)	446,564	91,759
	Societe Generale SA	1,635,372	85,267
	Orange SA	4,353,168	63,156
	Legrand SA	574,334	63,119
	Capgemini SE	364,152	58,138
	Cie Generale des Etablissements Michelin SCA	1,566,968	57,297
	Dassault Systemes SE	1,521,968	57,037
	Thales SA	199,424	55,863
	Veolia Environnement SA	1,448,196	52,894
	Publicis Groupe SA	516,981	52,601
*	Engie SA Loyalty Shares	2,342,346	48,412
	Pernod Ricard SA	439,394	47,628
	Credit Agricole SA	2,285,226	42,863
	STMicroelectronics NV	1,475,802	33,550
	Kering SA	163,273	33,218
	Engie SA (XPAR)	1,523,430	31,487
[1]	Euronext NV	176,860	29,562
	Accor SA	514,242	25,338
	Renault SA	434,597	23,082
	Eiffage SA	167,974	22,857
	Bureau Veritas SA	685,075	21,746
*	Unibail-Rodamco-Westfield	240,728	20,379
*	Alstom SA	784,248	18,939
	Eurofins Scientific SE	292,771	18,476
	Bouygues SA	409,915	18,018
	Carrefour SA	1,151,792	17,765
	Klepierre SA	468,333	17,142
	Edenred SE	547,288	17,068
	Getlink SE	801,697	15,223
	SPIE SA	306,704	15,032
	Dassault Aviation SA	41,550	14,982
	Rexel SA	502,460	13,960
	Teleperformance SE	126,708	13,894
3

European Stock Index Fund
		Shares	Market Value• ($000)
	Sartorius Stedim Biotech	57,420	13,551
	Gaztransport Et Technigaz SA	79,160	12,903
	BioMerieux	91,981	12,416
	SCOR SE	387,607	12,213
	Gecina SA	117,365	12,048
	Technip Energies NV	309,579	10,564
[1]	Amundi SA	129,810	10,254
	Elis SA	396,749	10,184
	Arkema SA	132,157	10,047
	Bollore SE	1,588,847	9,828
	Aeroports de Paris SA	72,963	9,124
	Ipsen SA	77,791	9,047
[1]	FDJ UNITED	219,844	7,836
	Nexans SA	68,212	7,494
*	Vallourec SACA	376,148	6,952
	Rubis SCA	212,888	6,930
	Covivio SA	122,018	6,842
	Sopra Steria Group	32,240	6,610
*	Sodexo SA ACT Loyalty Shares	103,308	6,558
	Wendel SE	59,449	5,845
	Alten SA	66,569	5,643
[1]	Verallia SA	159,423	5,331
	Valeo SE	504,615	5,011
	Sodexo SA (XPAR)	78,323	4,972
	Coface SA	239,582	4,911
*	Eurazeo SE Prime DE Fidelite	64,872	4,743
	Vivendi SE	1,488,610	4,642
	Pluxee NV	198,928	4,474
	SES SA	803,964	4,263
	IPSOS SA	85,723	4,058
	VusionGroup	17,790	3,568
	Virbac SACA	9,789	3,451
*	SOITEC	56,679	3,217
*	SEB SA Loyalty Shares	33,834	3,191
*,1	Worldline SA	562,546	3,117
[1]	Ayvens SA	305,422	3,096
*	ID Logistics Group SACA	6,864	3,092
	Societe BIC SA	47,192	3,053
*	JCDecaux SE	169,413	2,948
	Eurazeo SE (XPAR)	39,149	2,863
	Remy Cointreau SA	52,441	2,843
*	Mercialys SA	210,857	2,823
*	Carmila SA	126,219	2,744
*	Ubisoft Entertainment SA	212,461	2,503
*,2	Air France-KLM	272,422	2,378
	Imerys SA	70,965	2,371
	Forvia SE	304,860	2,355
*	Engie SA Prime de fidelite 2026	112,536	2,326
	Metropole Television SA	145,024	2,279
	SEB SA (XPAR)	22,928	2,163
	Trigano SA	18,002	2,139
	Television Francaise 1 SA	212,545	2,031
	ARGAN SA	27,701	1,914
	Vicat SACA	34,153	1,912
	Interparfums SA	46,726	1,852
	ICADE	72,374	1,719
	Quadient SA	76,859	1,455
	Derichebourg SA	210,915	1,451
	Opmobility	122,046	1,368
	Altarea SCA	11,311	1,307
*,2	Eutelsat Communications SACA	298,424	1,219
[2]	Eramet SA	20,852	1,156
	Mersen SA	52,465	1,124
[2]	Wavestone	20,527	1,096
	Lagardere SA	47,458	1,027
*	Planisware SA	37,836	1,027
*	Viridien	16,420	974
	Peugeot Invest SA	11,092	916
*	Nexity SA	85,785	899
	Fnac Darty SA	23,570	821
4

European Stock Index Fund
		Shares	Market Value• ($000)
	Esso SA Francaise	5,085	817
*	OVH Groupe SAS	60,698	807
*,1	Elior Group SA	260,732	790
	Beneteau SACA	82,044	751
	GL Events SACA	28,777	718
	Manitou BF SA	30,439	702
*,1,2	X-Fab Silicon Foundries SE	125,794	701
	Antin Infrastructure Partners SA	59,168	693
*,2	Voltalia SA (Registered)	81,960	679
	Etablissements Maurel et Prom SA	125,822	648
*	Lisi SA Prime de fidelite	19,914	624
[2]	Equasens	11,740	518
*	Eurazeo SE	6,056	443
	Forvia SE (XPAR)	55,022	426
	LISI SA (XPAR)	12,011	376
*,1	Aramis Group SAS	36,824	334
*	Sodexo SA (Loyalty Line 2025)	4,139	263
			4,660,740
Germany (14.5%)
	SAP SE	2,492,155	729,176
	Siemens AG (Registered)	1,687,644	388,599
	Allianz SE (Registered)	874,475	361,663
	Deutsche Telekom AG (Registered)	7,471,139	268,345
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	299,698	205,176
	Rheinmetall AG	98,698	168,088
	Deutsche Boerse AG	420,804	135,538
*	Siemens Energy AG	1,524,426	117,661
	Deutsche Bank AG (Registered)	4,271,493	112,000
	Mercedes-Benz Group AG	1,758,232	105,123
*	BASF SE	2,020,376	103,180
	Infineon Technologies AG	2,949,973	97,712
	Deutsche Post AG	2,210,325	94,443
	adidas AG	391,715	90,130
	E.ON SE	5,035,389	88,067
	RWE AG	1,674,601	65,032
	Heidelberg Materials AG	294,902	58,955
	Bayer AG (Registered)	2,235,170	58,578
	Bayerische Motoren Werke AG (XETR)	656,495	55,682
[2]	Commerzbank AG	2,042,825	54,069
	Vonovia SE	1,597,973	53,005
[2]	Daimler Truck Holding AG	1,154,780	46,395
*	Fresenius SE & Co. KGaA	935,679	44,442
	Hannover Rueck SE	136,459	43,803
	MTU Aero Engines AG	122,350	42,346
	Merck KGaA	293,909	40,918
[1]	Siemens Healthineers AG	692,604	37,336
	Symrise AG	295,521	34,083
	Beiersdorf AG	223,260	31,457
*	Covestro AG	385,415	25,942
	Fresenius Medical Care AG	485,578	24,704
	GEA Group AG	341,453	22,276
*	QIAGEN NV	480,020	20,600
[1]	Scout24 SE	166,664	19,862
	Continental AG	245,119	19,162
	Brenntag SE	278,373	18,591
*,1	Zalando SE	497,400	18,163
	Nemetschek SE	122,732	16,309
	CTS Eventim AG & Co. KGaA	133,437	15,811
	Talanx AG	136,890	15,711
	Henkel AG & Co. KGaA (XTER)	219,529	15,494
	Knorr-Bremse AG	150,116	14,888
	LEG Immobilien SE (XETR)	168,270	14,264
*,1	Delivery Hero SE	475,000	13,425
	thyssenkrupp AG	1,122,880	12,878
	Evonik Industries AG	569,450	12,797
	Freenet AG	270,319	11,241
[2]	Hensoldt AG	130,658	10,122
[2]	Deutsche Lufthansa AG (Registered)	1,364,867	9,807
	Rational AG	10,857	9,316
5

European Stock Index Fund
		Shares	Market Value• ($000)
	Bechtle AG	184,876	7,887
	HOCHTIEF AG	41,344	7,822
*	TUI AG	1,016,149	7,819
	Volkswagen AG	68,514	7,649
	RENK Group AG	125,729	7,574
*,1	Auto1 Group SE	305,185	7,333
	K&S AG (Registered)	405,670	7,076
	KION Group AG	162,942	6,934
	Puma SE	238,732	6,164
[2]	Aurubis AG	68,301	5,963
	LANXESS AG	195,576	5,872
[2]	Carl Zeiss Meditec AG (Bearer)	82,679	5,682
*	TAG Immobilien AG	344,934	5,616
*,1,2	Redcare Pharmacy NV	36,474	5,451
*,2	Fraport AG Frankfurt Airport Services Worldwide	80,602	5,342
	Gerresheimer AG	78,028	5,294
	flatexDEGIRO AG	201,064	5,291
*	Nordex SE	282,014	5,280
	Bilfinger SE	59,276	5,041
[2]	Traton SE	142,304	4,688
*	Aroundtown SA	1,545,853	4,618
*,1	TeamViewer SE	297,317	4,568
	United Internet AG (Registered)	201,341	4,566
	Krones AG	30,379	4,440
	Stroeer SE & Co. KGaA	70,671	4,220
[2]	HUGO BOSS AG	100,330	4,185
*	IONOS Group SE	113,656	3,791
*	HelloFresh SE	361,999	3,769
[1]	DWS Group GmbH & Co. KGaA	71,073	3,742
	FUCHS SE	91,753	3,527
	AIXTRON SE	257,764	3,500
*	RTL Group SA	81,453	3,340
[2]	Wacker Chemie AG	42,049	3,179
	Fielmann Group AG	55,887	3,176
*,2	Evotec SE	376,393	3,151
	Atoss Software SE	20,377	3,063
	Deutsche Wohnen SE	112,309	2,854
[1]	Befesa SA	90,769	2,760
	Duerr AG	109,468	2,592
	Hornbach Holding AG & Co. KGaA	22,395	2,521
*,1	Covestro AG (XTER)	36,129	2,408
[2]	Sixt SE (XETR)	25,268	2,402
	Deutz AG	306,784	2,382
	Jenoptik AG	114,995	2,296
*	Hypoport SE	9,788	2,276
[2]	Kontron AG	91,836	2,232
	Schott Pharma AG & Co. KGaA	77,998	2,200
[2]	ProSiebenSat.1 Media SE	309,034	2,157
	Eckert & Ziegler SE	31,377	2,145
[2]	Schaeffler AG	495,016	2,136
*,1	Deutsche Pfandbriefbank AG	311,424	1,910
	Suedzucker AG	138,925	1,870
	CANCOM SE	59,810	1,836
	Wacker Neuson SE	64,905	1,745
	Vossloh AG	21,574	1,704
[2]	PNE AG	96,934	1,695
*	Grand City Properties SA	141,685	1,691
	Dermapharm Holding SE	38,156	1,667
[2]	Siltronic AG	38,273	1,556
	Stabilus SE	55,401	1,537
	1&1 AG	86,113	1,530
	KWS Saat SE & Co. KGaA	23,101	1,458
*	CECONOMY AG	407,524	1,448
	Sartorius AG	6,804	1,442
	Pfeiffer Vacuum Technology AG	8,019	1,413
	Indus Holding AG	49,981	1,408
*,2	Nagarro SE	18,794	1,340
	Salzgitter AG	52,160	1,289
	Wuestenrot & Wuerttembergische AG	70,568	1,137
	Elmos Semiconductor SE	16,417	1,118
6

European Stock Index Fund
		Shares	Market Value• ($000)
	GFT Technologies SE	37,974	1,073
[2]	Kloeckner & Co. SE	131,659	1,060
	Adtran Networks SE	41,927	964
*	Douglas AG	78,431	935
	Norma Group SE	73,517	924
	Adesso SE	7,890	876
	Deutsche EuroShop AG	39,881	875
	Secunet Security Networks AG	3,628	846
	GRENKE AG	54,301	832
*,2	Deutsche Beteiligungs AG	28,911	826
	PATRIZIA SE	91,393	767
	Energiekontor AG	15,281	736
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	68,358	711
*	About You Holding SE	82,099	606
[2]	SMA Solar Technology AG	32,933	571
[2]	Verbio SE	47,663	563
*,2	SGL Carbon SE	118,889	476
	STRATEC SE	16,776	456
	Takkt AG	51,925	449
*,2	BayWa AG	25,937	238
*	Pentixapharm Holding AG	28,370	93
			4,338,010
Ireland (0.5%)
	Kerry Group plc Class A	377,523	39,965
	AIB Group plc	4,631,425	31,128
	Kingspan Group plc	345,859	29,185
	Bank of Ireland Group plc	2,282,904	26,805
	Glanbia plc (XDUB)	419,473	5,430
	Cairn Homes plc (XDUB)	1,213,537	2,674
	Dalata Hotel Group plc	367,585	2,107
*,3	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			137,294
Italy (5.0%)
	UniCredit SpA	3,561,459	207,209
	Intesa Sanpaolo SpA	35,706,732	190,613
	Enel SpA	17,631,596	152,848
	Ferrari NV	280,928	128,603
	Generali	2,797,831	102,254
	Eni SpA	4,788,197	68,574
	Leonardo SpA	909,205	47,268
	Banco BPM SpA	3,422,281	38,201
	Prysmian SpA	655,875	36,029
	Terna - Rete Elettrica Nazionale	3,202,000	31,840
	Moncler SpA	515,516	31,818
	Snam SpA	5,173,952	29,696
	Stellantis NV	3,055,049	28,429
	FinecoBank Banca Fineco SpA	1,390,775	27,831
	Mediobanca Banca di Credito Finanziario SpA	1,237,386	25,310
[1]	Poste Italiane SpA	1,028,343	20,872
	Banca Monte dei Paschi di Siena SpA	2,388,029	20,195
	BPER Banca SpA	2,393,357	19,439
	Stellantis NV (XNYS)	1,684,979	15,711
	Unipol Assicurazioni SpA	855,911	15,352
	Recordati Industria Chimica e Farmaceutica SpA	245,455	14,484
	Tenaris SA	854,636	14,251
	Banca Popolare di Sondrio SpA	817,935	10,249
*,1	Nexi SpA	1,716,076	10,024
	Buzzi SpA	190,610	9,989
[1]	Infrastrutture Wireless Italiane SpA	781,224	9,330
	Hera SpA	1,946,353	9,214
	Italgas SpA	1,115,980	9,169
*	Telecom Italia SpA (MTAA)	23,140,327	9,164
	Reply SpA	51,319	9,162
	Lottomatica Group SpA	392,212	8,940
	A2A SpA	3,494,115	8,886
	Brunello Cucinelli SpA	77,183	8,714
	Banca Generali SpA	124,359	7,378
	Banca Mediolanum SpA	486,990	7,280
[2]	Davide Campari-Milano NV	1,082,012	7,261
7

European Stock Index Fund
		Shares	Market Value• ($000)
	Iveco Group NV	439,929	7,028
*,2	Saipem SpA	2,959,931	6,837
	Azimut Holding SpA	245,222	6,815
	Interpump Group SpA	179,905	6,170
	Amplifon SpA	293,203	5,612
[2]	DiaSorin SpA	48,357	5,526
[1]	Pirelli & C SpA	833,026	5,150
	De' Longhi SpA	157,384	4,871
	Iren SpA	1,446,362	4,129
[1]	Technogym SpA	302,045	4,081
[2]	Webuild SpA (MTAA)	1,103,200	4,002
	Maire SpA	361,019	3,899
	SOL SpA	83,097	3,794
*,1	BFF Bank SpA	398,087	3,771
	Brembo NV	326,612	3,054
	ERG SpA	123,663	2,530
[1]	Enav SpA	565,273	2,503
*	Fincantieri SpA	190,977	2,488
[1]	Carel Industries SpA	121,975	2,445
*	Technoprobe SpA	366,028	2,352
	ACEA SpA	95,974	2,255
	Credito Emiliano SpA	157,555	2,166
	MFE-MediaForEurope NV Class A	562,339	2,045
	Moltiply Group SpA	36,115	1,790
	Intercos SpA	112,885	1,699
	Cementir Holding NV	102,062	1,673
	Tamburi Investment Partners SpA	180,840	1,548
	Sesa SpA	16,914	1,430
[1]	RAI Way SpA	204,918	1,404
	Banca IFIS SpA	53,883	1,350
[2]	Sanlorenzo SpA	35,440	1,138
	Danieli & C Officine Meccaniche SpA (MTAA)	32,477	1,119
*,2	Juventus Football Club SpA	316,220	1,107
	El.En. SpA	99,999	1,006
	Ariston Holding NV	219,910	992
[2]	Salvatore Ferragamo SpA	139,624	875
	Italmobiliare SpA	29,940	834
*,1	GVS SpA	171,529	833
	MARR SpA	71,809	794
	MFE-MediaForEurope NV Class B	163,209	794
[2]	Piaggio & C SpA	370,381	727
[2]	Zignago Vetro SpA	69,029	694
	Arnoldo Mondadori Editore SpA	274,651	668
[1]	Anima Holding SpA	87,588	595
	Tinexta SpA	38,204	407
	Rizzoli Corriere Della Sera Mediagroup SpA	347,692	387
	Alerion Cleanpower SpA	12,215	226
			1,509,200
Netherlands (6.0%)
	ASML Holding NV	880,592	589,505
	Prosus NV	2,875,180	134,802
	ING Groep NV	6,670,211	129,531
*,1	Adyen NV	67,925	109,917
	Wolters Kluwer NV	536,395	94,705
	Koninklijke Ahold Delhaize NV	2,031,926	83,429
	Heineken NV	625,232	55,968
	Universal Music Group NV	1,824,473	53,649
	ASM International NV	105,526	51,580
	Koninklijke Philips NV	1,805,572	45,825
	DSM-Firmenich AG	392,453	42,633
	Koninklijke KPN NV	8,584,751	39,935
	NN Group NV	607,048	37,224
	ArcelorMittal SA	1,099,350	32,510
	Akzo Nobel NV	388,411	24,522
[1]	ABN AMRO Bank NV	1,125,898	23,332
	Heineken Holding NV	295,031	23,068
	ASR Nederland NV	334,791	21,125
	Aegon Ltd.	3,001,797	19,307
[2]	BE Semiconductor Industries NV	176,859	19,154
8

European Stock Index Fund
		Shares	Market Value• ($000)
	EXOR NV	189,457	17,888
	IMCD NV	133,968	17,815
	Randstad NV	237,743	9,543
*	InPost SA	541,944	9,154
*,1	Just Eat Takeaway.com NV	417,911	9,146
*,1	CVC Capital Partners plc	477,615	8,522
	JDE Peet's NV	351,220	8,503
	Arcadis NV	164,752	7,989
	Aalberts NV	217,022	7,207
	SBM Offshore NV	309,265	6,502
[1]	Signify NV	288,962	5,990
	Koninklijke Vopak NV	129,247	5,344
[1]	CTP NV	265,184	4,981
	Allfunds Group plc	737,879	4,166
	Van Lanschot Kempen NV	71,069	4,150
*	Koninklijke BAM Groep NV	603,102	4,085
	TKH Group NV	90,857	3,590
*,2	Galapagos NV	111,531	3,037
[2]	Fugro NV	251,725	2,952
	APERAM SA	97,633	2,841
	Corbion NV	129,085	2,761
	Eurocommercial Properties NV	94,967	2,744
*,1,2	Basic-Fit NV	119,855	2,724
*	Havas NV	1,479,705	2,462
	Flow Traders Ltd.	77,141	2,284
*	OCI NV	251,727	2,091
*	Wereldhave NV	79,709	1,506
	NSI NV	44,372	1,087
	Sligro Food Group NV	67,313	909
[2]	PostNL NV	758,592	775
*	TomTom NV	141,088	746
	Brunel International NV	40,671	429
			1,795,644
Norway (1.3%)
	DNB Bank ASA	2,239,860	55,992
	Equinor ASA	1,861,975	42,147
	Kongsberg Gruppen ASA	168,020	27,069
	Telenor ASA	1,410,629	21,188
	Mowi ASA	1,005,948	18,446
	Orkla ASA	1,517,409	16,923
	Norsk Hydro ASA	2,923,450	15,507
	Aker BP ASA	693,652	14,891
	Yara International ASA	369,545	11,993
	Storebrand ASA	963,736	11,636
	Gjensidige Forsikring ASA	385,849	9,028
	SpareBank 1 Sor-Norge ASA	540,588	8,626
*	TOMRA Systems ASA	528,724	8,342
	Subsea 7 SA	526,049	7,965
	Salmar ASA	142,944	7,064
	Schibsted ASA Class B	220,531	6,368
	Bakkafrost P/F	115,169	5,807
	Var Energi ASA	2,018,930	5,551
[2]	Frontline plc	324,882	5,477
	SpareBank 1 SMN	286,927	5,207
	Protector Forsikring ASA	146,110	5,142
	Schibsted ASA Class A	161,448	4,913
*	DOF Group ASA	551,081	4,322
*	Nordic Semiconductor ASA	428,949	4,301
	Borregaard ASA	229,384	3,947
	Veidekke ASA	247,302	3,721
*	BLUENORD ASA	61,769	3,539
	TGS ASA	454,336	3,389
	Aker ASA Class A	53,214	3,086
	Hafnia Ltd.	643,402	2,966
[1]	Europris ASA	378,388	2,805
	Leroy Seafood Group ASA	630,617	2,764
	Atea ASA	187,226	2,562
*	Cadeler A/S	478,690	2,503
*,1	Scatec ASA	286,300	2,185
9

European Stock Index Fund
		Shares	Market Value• ($000)
*,1	Crayon Group Holding ASA	182,023	2,180
[2]	Hoegh Autoliners ASA	269,790	2,171
	DNO ASA	1,889,636	2,155
	Golden Ocean Group Ltd.	269,061	2,074
[1]	BW LPG Ltd.	198,969	1,999
*,1	Entra ASA	168,872	1,948
	Austevoll Seafood ASA	200,355	1,888
	Wallenius Wilhelmsen ASA	227,152	1,646
	FLEX LNG Ltd.	67,093	1,619
	Aker Solutions ASA	582,288	1,580
	MPC Container Ships ASA	845,106	1,250
*,1	Elkem ASA	657,349	1,156
*,1	AutoStore Holdings Ltd.	2,434,193	1,097
	Stolt-Nielsen Ltd.	48,758	1,095
	Wilh Wilhelmsen Holding ASA Class A	28,754	1,072
	Bonheur ASA	44,093	1,021
*,2	NEL ASA	3,907,591	846
[2]	Grieg Seafood ASA	110,432	697
*	Hexagon Composites ASA	308,299	556
	BW Offshore Ltd.	185,747	509
*	BW Energy Ltd.	157,629	412
*	Borr Drilling Ltd.	1,519	3
			386,346
Poland (0.8%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,936,368	37,228
	ORLEN SA	1,311,268	23,679
*	Bank Polska Kasa Opieki SA	401,945	20,146
	Powszechny Zaklad Ubezpieczen SA	1,273,570	19,869
*,1	Dino Polska SA	109,004	15,281
	Santander Bank Polska SA	87,418	13,446
	LPP SA	2,942	12,041
*,1	Allegro.eu SA	1,368,974	12,012
[2]	CD Projekt SA	169,571	10,500
	KGHM Polska Miedz SA	308,858	9,859
*	CCC SA	115,464	6,676
*	mBank SA	29,036	6,326
	Alior Bank SA	209,337	5,673
*	Bank Millennium SA	1,381,724	5,345
	Grupa Kety SA	21,903	5,016
	Budimex SA	28,849	4,849
	Asseco Poland SA	117,147	4,837
	Benefit Systems SA	5,161	4,444
*	PGE Polska Grupa Energetyczna SA	1,997,078	4,362
	KRUK SA	40,016	4,245
	Orange Polska SA	1,504,300	3,865
*	Tauron Polska Energia SA	2,151,918	3,377
[1]	XTB SA	150,519	3,270
	Bank Handlowy w Warszawie SA	73,799	2,302
*	Enea SA	585,215	2,215
*	Cyfrowy Polsat SA	328,403	1,611
[2]	Pepco Group NV	339,583	1,607
	Warsaw Stock Exchange	61,814	785
*,2	Jastrzebska Spolka Weglowa SA	116,485	746
*,2	Grupa Azoty SA	94,331	518
			246,130
Portugal (0.3%)
	EDP SA	6,817,252	26,871
	Jeronimo Martins SGPS SA	626,108	15,153
	Galp Energia SGPS SA	963,078	14,922
	Banco Comercial Portugues SA Class R	17,446,000	11,158
	EDP Renovaveis SA	681,063	6,378
	REN - Redes Energeticas Nacionais SGPS SA	882,459	2,896
	Sonae SGPS SA	2,043,408	2,595
	CTT-Correios de Portugal SA	239,269	2,108
	Navigator Co. SA	497,427	1,888
	NOS SGPS SA	422,140	1,762
	Altri SGPS SA	165,192	1,137
	Corticeira Amorim SGPS SA	111,383	962
[2]	Mota-Engil SGPS SA	188,694	749
10

European Stock Index Fund
		Shares	Market Value• ($000)
	Semapa-Sociedade de Investimento e Gestao	32,828	615
			89,194
Spain (4.7%)
	Iberdrola SA (XMAD)	13,752,382	247,899
	Banco Santander SA	33,975,971	239,220
	Banco Bilbao Vizcaya Argentaria SA	13,069,530	179,367
	Industria de Diseno Textil SA	2,386,329	128,325
	Amadeus IT Group SA	989,889	77,917
	CaixaBank SA	8,800,035	67,445
*,1	Cellnex Telecom SA	1,337,866	54,143
	Ferrovial SE	1,080,801	52,724
	Telefonica SA	9,636,170	49,503
[1]	Aena SME SA	159,645	40,105
	Banco de Sabadell SA	11,315,666	33,017
	Repsol SA	2,535,747	30,996
	ACS Actividades de Construccion y Servicios SA	443,000	27,756
	Endesa SA	720,588	21,641
	Redeia Corp. SA	980,243	20,556
	Bankinter SA	1,460,383	17,012
	Merlin Properties Socimi SA	857,417	9,723
	Enagas SA	560,505	8,739
	Naturgy Energy Group SA	286,499	8,535
	Mapfre SA	2,263,665	8,059
	Acciona SA	51,750	7,541
[1]	Unicaja Banco SA	3,374,247	6,432
	Viscofan SA	83,977	6,058
	Vidrala SA (XMAD)	54,104	5,897
[2]	Indra Sistemas SA	169,256	5,397
*	Grifols SA	561,174	5,314
	Acerinox SA	446,727	5,049
	Logista Integral SA	141,746	4,846
	Inmobiliaria Colonial Socimi SA	747,157	4,843
	Sacyr SA (XMAD)	1,294,770	4,749
	Fluidra SA	204,101	4,725
*	Puig Brands SA Class B	220,031	4,120
	Construcciones y Auxiliar de Ferrocarriles SA	62,486	3,054
	Laboratorios Farmaceuticos Rovi SA	51,722	3,032
	CIE Automotive SA	99,246	2,624
	Pharma Mar SA	28,991	2,456
	Corp. ACCIONA Energias Renovables SA	127,490	2,383
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,556,779	2,261
	Almirall SA	192,877	2,140
	Elecnor SA	85,217	1,827
	Melia Hotels International SA	234,620	1,703
*	Tecnicas Reunidas SA	98,482	1,653
*	Solaria Energia y Medio Ambiente SA	184,562	1,391
	Atresmedia Corp. de Medios de Comunicacion SA	205,013	1,294
[1]	Gestamp Automocion SA	339,946	1,016
[1]	Neinor Homes SA	58,377	1,016
	Ence Energia y Celulosa SA	304,749	983
	Prosegur Cia de Seguridad SA	333,977	934
*	Distribuidora Internacional de Alimentacion SA	28,873	746
[1]	Global Dominion Access SA	225,043	743
[1]	Prosegur Cash SA	684,051	595
			1,419,504
Sweden (5.5%)
	Investor AB Class B	3,864,720	114,506
	Volvo AB Class B	3,489,410	94,854
	Atlas Copco AB Class A	5,754,392	89,070
	Assa Abloy AB Class B	2,209,401	67,064
	Skandinaviska Enskilda Banken AB Class A	3,389,261	53,780
	Telefonaktiebolaget LM Ericsson Class B	6,299,745	53,216
	Swedbank AB Class A	1,959,095	48,907
	Sandvik AB	2,346,507	48,442
	EQT AB	1,658,527	47,927
	Atlas Copco AB Class B	3,421,146	47,505
	Hexagon AB Class B	4,784,579	46,566
	Svenska Handelsbanken AB Class A	3,124,111	40,894
	Essity AB Class B	1,355,872	39,211
11

European Stock Index Fund
		Shares	Market Value• ($000)
	Investor AB Class A (XSTO)	1,216,362	36,226
	Saab AB Class B	731,034	34,040
	Epiroc AB Class A	1,426,125	30,854
	Alfa Laval AB	609,780	25,291
*,1	Evolution AB	351,719	24,365
	Lifco AB Class B	513,868	19,894
	Telia Co. AB	5,282,340	19,843
*	Boliden AB	620,214	19,003
	Securitas AB Class B	1,141,684	18,092
	Skanska AB Class B	771,290	17,922
	Tele2 AB Class B	1,214,394	17,917
	Svenska Cellulosa AB SCA Class B	1,356,440	17,540
[2]	H & M Hennes & Mauritz AB Class B	1,195,820	17,328
	AddTech AB Class B	505,674	17,012
	Epiroc AB Class B	842,451	16,522
	Nibe Industrier AB Class B	3,868,018	16,495
	Indutrade AB	607,283	16,429
	Trelleborg AB Class B	459,792	15,854
	SKF AB Class B	770,102	15,095
	Beijer Ref AB	925,267	14,113
	Volvo AB Class A	504,290	13,755
*	Swedish Orphan Biovitrum AB	419,022	12,744
	Industrivarden AB Class C	340,502	11,957
*	Castellum AB	969,492	11,799
	Sagax AB Class B	488,703	11,108
*	Fastighets AB Balder Class B	1,517,537	10,909
	Sectra AB Class B	342,225	10,500
	AAK AB	393,944	10,302
	Fortnox AB	1,118,059	10,124
	Industrivarden AB Class A	285,678	10,039
	Lagercrantz Group AB Class B	434,779	9,907
	Nordnet AB publ	368,689	9,760
	Getinge AB Class B	504,105	9,743
	Avanza Bank Holding AB	284,885	9,467
	L E Lundbergforetagen AB Class B	168,257	8,878
	Investment AB Latour Class B	324,280	8,751
	Sweco AB Class B	458,971	8,074
	Holmen AB Class B	194,763	7,701
	SSAB AB Class B	1,226,274	7,622
	Axfood AB	244,389	6,832
	Mycronic AB	169,300	6,760
	Loomis AB	157,435	6,553
	Wihlborgs Fastigheter AB	600,317	6,227
*	Hemnet Group AB	180,774	6,205
	Billerud Aktiebolag	493,288	5,205
[1]	Thule Group AB	226,672	5,167
*	Embracer Group AB	409,251	5,165
	Hexpol AB	566,440	4,925
	AddLife AB Class B	250,096	4,746
*	Camurus AB	72,275	4,645
	Betsson AB Class B	264,784	4,631
*,1	BoneSupport Holding AB	140,505	4,597
	Wallenstam AB Class B	919,334	4,546
	Kinnevik AB Class B	553,877	4,433
[1]	Bravida Holding AB	461,383	4,396
	Storskogen Group AB Class B	3,294,667	4,341
	Fabege AB	508,007	4,340
	Catena AB	91,109	4,289
	Bure Equity AB	124,856	4,207
	SSAB AB Class A	657,148	4,152
	Pandox AB	238,391	3,992
	Elekta AB Class B	773,035	3,936
[1]	Munters Group AB	298,256	3,817
	Vitec Software Group AB Class B	82,742	3,781
*	Asmodee Group AB Class B	341,352	3,761
	Truecaller AB Class B	496,313	3,735
	Husqvarna AB Class B	781,019	3,633
	NCC AB Class B	192,839	3,590
	AFRY AB	205,653	3,563
*	Nyfosa AB	366,436	3,440
12

European Stock Index Fund
		Shares	Market Value• ($000)
	Alleima AB	425,301	3,344
	INVISIO AB	82,791	3,327
	Lindab International AB	157,567	3,313
*,1	Sinch AB	1,412,464	3,284
	Peab AB Class B	382,544	3,182
*	HMS Networks AB	69,174	3,101
	Granges AB	243,360	3,040
*	Electrolux AB Class B	472,014	2,947
*	Electrolux Professional AB Class B	507,827	2,942
	Hufvudstaden AB Class A	238,530	2,904
	Vitrolife AB	172,695	2,811
[1]	Scandic Hotels Group AB	345,240	2,687
	Medicover AB Class B	106,141	2,649
[1]	Dometic Group AB	719,129	2,593
	Bufab AB	61,712	2,551
*,2	Volvo Car AB Class B	1,457,564	2,486
	Cibus Nordic Real Estate AB publ	143,024	2,475
*	Modern Times Group MTG AB Class B	200,170	2,398
	AddNode Group AB	273,106	2,351
	NP3 Fastigheter AB	89,949	2,344
	JM AB	145,648	2,324
	Clas Ohlson AB Class B	80,720	2,287
	Mips AB	58,267	2,054
	Nolato AB Class B	361,131	2,029
[2]	Svenska Handelsbanken AB Class B	98,255	1,931
*,1	Attendo AB	272,504	1,855
	Biotage AB	126,164	1,837
*	Xvivo Perfusion AB	55,025	1,817
*	Sdiptech AB Class B	80,627	1,806
	Atrium Ljungberg AB Class B	506,070	1,792
	NCAB Group AB	398,392	1,756
	Bilia AB Class A	140,091	1,753
	Dios Fastigheter AB	233,878	1,624
	SkiStar AB	90,746	1,572
	Ratos AB Class B	445,563	1,521
	Arjo AB Class B	450,596	1,510
	Instalco AB	543,255	1,506
	Systemair AB	149,885	1,284
	Cloetta AB Class B	438,725	1,276
	MEKO AB	92,707	1,217
	Skandinaviska Enskilda Banken AB Class C	69,692	1,179
	Troax Group AB	84,309	1,168
*,2	Better Collective A/S	86,756	1,142
*,1,2	BioArctic AB	54,565	1,110
	Platzer Fastigheter Holding AB Class B	140,206	1,102
*	Hexatronic Group AB	410,330	1,086
*,1	Boozt AB	123,109	1,073
[2]	Samhallsbyggnadsbolaget i Norden AB	2,513,340	1,020
	Sagax AB Class D	257,392	882
	Corem Property Group AB Class B	1,553,493	786
	Investment AB Oresund	60,465	734
	Volati AB	57,089	703
	Fagerhult Group AB	150,173	649
*	Norion Bank AB	124,444	507
*	Stillfront Group AB	985,869	505
	Samhallsbyggnadsbolaget i Norden AB Class D	298,307	210
	NCC AB Class A	4,258	80
	Husqvarna AB Class A	4,173	19
			1,643,962
Switzerland (14.2%)
	Nestle SA (Registered)	5,844,103	622,031
	Novartis AG (Registered)	4,487,872	511,874
	Roche Holding AG	1,556,823	509,060
	Zurich Insurance Group AG	327,461	232,258
	UBS Group AG (Registered)	7,290,247	221,298
	Cie Financiere Richemont SA Class A (Registered)	1,206,150	213,133
	ABB Ltd. (Registered)	3,601,358	190,190
	Holcim AG	1,251,505	139,853
	Swiss Re AG	659,021	118,297
13

European Stock Index Fund
		Shares	Market Value• ($000)
	Lonza Group AG (Registered)	160,762	115,509
	Alcon AG	1,121,064	108,923
	Givaudan SA (Registered)	18,049	87,075
	Sika AG (Registered)	344,830	86,176
	Partners Group Holding AG	50,211	65,790
	Swiss Life Holding AG (Registered)	64,073	63,974
	Geberit AG (Registered)	75,471	52,280
	Sandoz Group AG	997,050	43,247
[2]	Swisscom AG (Registered)	57,891	38,607
	Schindler Holding AG (XSWX)	94,215	34,459
	SGS SA (Registered)	351,718	34,349
	Sonova Holding AG (Registered)	110,807	34,064
[2]	Chocoladefabriken Lindt & Spruengli AG	2,320	33,812
	Chocoladefabriken Lindt & Spruengli AG (Registered)	217	30,736
[2]	Julius Baer Group Ltd.	461,668	29,938
[2]	Straumann Holding AG (Registered)	242,752	29,600
	Roche Holding AG (Bearer)	76,631	26,658
	Galderma Group AG	225,300	26,168
	Kuehne & Nagel International AG (Registered)	112,266	25,855
	Logitech International SA (Registered)	339,447	25,795
	Swiss Prime Site AG (Registered)	173,596	24,478
	Baloise Holding AG (Registered)	102,742	22,857
[1]	VAT Group AG	61,039	22,034
	Belimo Holding AG (Registered)	21,900	18,608
	PSP Swiss Property AG (Registered)	102,705	18,289
	Helvetia Holding AG (Registered)	79,041	17,436
	Schindler Holding AG (Registered)	45,373	16,087
	SIG Group AG	748,797	14,444
[2]	Georg Fischer AG (Registered)	186,484	13,484
	Swissquote Group Holding SA (Registered)	24,091	12,436
	EMS-Chemie Holding AG (Registered)	16,177	11,927
[1]	Galenica AG	110,932	11,619
	Accelleron Industries AG	214,364	11,508
	Swatch Group AG (Bearer)	65,162	11,308
	Flughafen Zurich AG (Registered)	42,942	10,821
	Siegfried Holding AG (Registered)	89,209	10,621
	Temenos AG (Registered)	137,484	9,848
[2]	Adecco Group AG (Registered)	363,554	9,462
*	BKW AG	44,988	9,020
	Avolta AG	185,335	8,445
	Cembra Money Bank AG	67,045	8,093
*	Sunrise Communications AG Class A	148,982	8,057
*,2	Banque Cantonale Vaudoise (Registered)	63,723	7,843
	Allreal Holding AG (Registered)	33,176	7,310
	Barry Callebaut AG (Registered)	8,138	7,296
	Sulzer AG (Registered)	39,248	6,643
[2]	Bucher Industries AG (Registered)	14,550	6,284
	VZ Holding AG	30,315	6,255
	Mobimo Holding AG (Registered)	16,086	6,213
	DKSH Holding AG	81,710	6,020
	dormakaba Holding AG	6,888	5,810
	Clariant AG (Registered)	509,807	5,706
	Tecan Group AG (Registered)	28,724	5,594
*	SFS Group AG	39,415	5,328
	Valiant Holding AG (Registered)	36,018	5,305
*	Aryzta AG	2,107,148	5,285
	Burckhardt Compression Holding AG	6,999	4,759
[2]	Emmi AG (Registered)	4,787	4,709
	Inficon Holding AG (Registered)	43,742	4,641
	Vontobel Holding AG (Registered)	63,321	4,576
*,2	Bachem Holding AG	71,398	4,375
[2]	Comet Holding AG (Registered)	16,834	4,346
	ALSO Holding AG (Registered)	12,906	3,942
	Swatch Group AG (Registered)	111,467	3,874
	St. Galler Kantonalbank AG (Registered)	6,395	3,852
	Ypsomed Holding AG (Registered)	8,291	3,533
	Landis & Gyr Group AG	54,729	3,520
	Interroll Holding AG (Registered)	1,549	3,399
	Kardex Holding AG (Registered)	13,222	3,331
	EFG International AG	218,120	3,300
14

European Stock Index Fund
		Shares	Market Value• ($000)
[2]	Stadler Rail AG	120,473	3,178
	Huber & Suhner AG (Registered)	36,056	3,173
[2]	Bossard Holding AG (Registered) Class A	12,864	2,805
	Daetwyler Holding AG	17,254	2,491
[1]	Medacta Group SA	14,419	2,341
	Intershop Holding AG	12,199	2,002
	Implenia AG (Registered)	35,007	1,980
*	ams-OSRAM AG	220,318	1,956
	SKAN Group AG	23,739	1,945
	Forbo Holding AG (Registered)	1,983	1,903
	OC Oerlikon Corp. AG Pfaffikon (Registered)	428,416	1,817
*,1	Sensirion Holding AG	23,008	1,783
	u-blox Holding AG	16,390	1,661
*	Softwareone Holding AG	236,293	1,636
*	Basilea Pharmaceutica Ag Allschwil (Registered)	27,531	1,475
*,1	Montana Aerospace AG	69,834	1,395
	Bell Food Group AG (Registered)	4,285	1,379
	Zehnder Group AG	19,134	1,274
	Cie Financiere Tradition SA	4,411	1,166
*,1	Medartis Holding AG	12,058	1,124
	COSMO Pharmaceuticals NV	19,287	1,119
*,2	Komax Holding AG (Registered)	8,822	1,098
[2]	Schweiter Technologies AG	2,370	1,092
	Vetropack Holding AG (Registered)	27,899	964
	Autoneum Holding AG	6,318	947
[2]	Arbonia AG	118,922	902
	Bystronic AG	2,906	887
	LEM Holding SA (Registered)	1,000	834
*,1	PolyPeptide Group AG	32,742	759
	APG SGA SA	2,699	728
	VP Bank AG Class A	7,117	710
[1]	Medmix AG	55,184	690
[2]	Rieter Holding AG (Registered)	6,113	521
[2]	Leonteq AG	23,375	440
*,2	PIERER Mobility AG	17,817	248
*	Aryzta AG (XSWX)	24,200	61
			4,245,424
United Kingdom (23.1%)
	AstraZeneca plc	3,404,499	487,752
	HSBC Holdings plc	40,575,252	452,308
	Shell plc (XLON)	12,635,799	407,779
	Unilever plc (XLON)	5,538,565	352,640
	RELX plc	4,247,639	231,816
	British American Tobacco plc	4,492,942	195,705
	Rolls-Royce Holdings plc	19,329,341	195,661
	GSK plc	9,088,468	179,794
	London Stock Exchange Group plc	1,129,219	175,832
	BP plc	36,633,747	169,152
	National Grid plc	11,098,931	160,203
	BAE Systems plc	6,898,815	159,933
	Rio Tinto plc	2,428,506	144,713
	Diageo plc	5,051,144	141,838
	Lloyds Banking Group plc	139,032,198	136,596
	Barclays plc	32,924,917	131,161
	Compass Group plc	3,868,610	130,430
	3i Group plc	2,110,355	119,638
	NatWest Group plc	16,850,210	108,385
	Experian plc	2,085,217	103,742
	Haleon plc	20,147,817	101,381
	Reckitt Benckiser Group plc	1,568,128	101,217
*	Glencore plc	27,623,890	90,571
	Imperial Brands plc	1,894,483	77,736
	Anglo American plc	2,827,543	77,187
	Tesco plc	15,319,050	75,814
	Standard Chartered plc	4,516,567	65,053
	Prudential plc (XLON)	6,011,013	63,914
	SSE plc	2,484,454	56,015
	Ashtead Group plc	992,794	53,147
	Smurfit WestRock plc	1,168,642	49,066
15

European Stock Index Fund
		Shares	Market Value• ($000)
	Aviva plc	6,140,934	46,010
	Vodafone Group plc	46,625,164	45,819
	Next plc	263,428	43,459
	Legal & General Group plc	13,389,807	42,166
	Coca-Cola Europacific Partners plc	465,992	41,886
	Shell plc	1,191,185	38,750
	InterContinental Hotels Group plc	360,643	38,484
	Sage Group plc	2,275,228	37,720
	BT Group plc	14,330,608	33,261
	Halma plc	863,243	31,864
	Informa plc	3,021,519	29,517
	Admiral Group plc	660,353	28,720
	Smith & Nephew plc	1,988,800	27,988
	Segro plc	3,064,876	27,880
	Rentokil Initial plc	5,726,327	26,234
	Centrica plc	11,538,299	24,704
	Pearson plc	1,516,855	24,317
	Coca-Cola HBC AG	464,637	24,195
	Marks & Spencer Group plc	4,640,818	24,116
	Bunzl plc	749,080	23,539
	United Utilities Group plc	1,548,805	23,285
	Intertek Group plc	364,886	22,409
*	Wise plc Class A	1,706,887	22,388
[1]	Auto Trader Group plc	1,992,219	22,382
	Severn Trent plc	600,302	22,330
	Barratt Redrow plc	3,301,547	20,582
	Associated British Foods plc	705,045	19,435
	Smiths Group plc	777,341	19,371
	WPP plc	2,434,025	18,870
	International Consolidated Airlines Group SA	5,207,775	18,094
	Weir Group plc	590,389	17,796
	Rightmove plc	1,778,861	17,568
	Antofagasta plc	784,954	17,226
	Beazley plc	1,451,332	17,196
	Melrose Industries plc (XLON)	2,896,633	16,839
	Diploma plc	305,720	16,222
	St. James's Place plc	1,249,704	15,753
	Kingfisher plc	4,060,933	15,608
	J Sainsbury plc	4,327,709	15,381
	Games Workshop Group plc	74,616	15,367
	Mondi plc	1,004,858	15,253
	Intermediate Capital Group plc	602,368	15,152
	DCC plc	224,560	14,677
	Whitbread plc	400,544	13,911
	IMI plc	582,239	13,818
	M&G plc	4,974,622	13,804
	Land Securities Group plc	1,690,101	13,393
	Spirax Group plc	168,215	13,258
[1]	ConvaTec Group plc	3,767,950	13,100
	Howden Joinery Group plc	1,242,928	12,782
	Phoenix Group Holdings plc	1,589,649	12,718
	Taylor Wimpey plc	8,010,204	12,586
	Persimmon plc	724,764	12,543
	Croda International plc	316,604	12,498
	Berkeley Group Holdings plc	222,234	12,388
	Endeavour Mining plc	454,653	12,209
	British Land Co. plc	2,262,085	11,901
	Entain plc	1,382,745	11,821
	IG Group Holdings plc	807,282	11,506
	LondonMetric Property plc	4,473,245	11,477
	Direct Line Insurance Group plc	2,978,680	11,250
	Hiscox Ltd.	728,467	10,721
	Tritax Big Box REIT plc	5,588,494	10,690
	UNITE Group plc	921,520	10,587
	Hikma Pharmaceuticals plc	367,724	9,745
	B&M European Value Retail SA	2,131,346	9,585
	Bellway plc	266,958	9,584
	Schroders plc	1,926,115	8,487
	Cranswick plc	121,964	8,441
	Investec plc	1,327,419	8,335
16

European Stock Index Fund
		Shares	Market Value• ($000)
	ITV plc	7,669,506	8,266
	Aberdeen Group Plc	4,068,679	8,036
	Burberry Group plc	810,560	7,894
	Rotork plc	1,935,369	7,880
	TBC Bank Group plc	120,099	7,596
	RS Group plc	1,072,149	7,392
	International Distribution Services plc	1,512,343	7,391
	Inchcape plc	806,459	7,226
*	Playtech plc	707,026	7,175
	Balfour Beatty plc	1,149,708	7,032
	Drax Group plc	829,926	6,846
	Plus500 Ltd.	166,995	6,846
	Johnson Matthey plc	383,959	6,611
	Derwent London plc	253,717	6,581
	Softcat plc	294,227	6,571
[2]	Pennon Group plc	979,105	6,554
	Lion Finance Group plc	78,431	6,291
	Tate & Lyle plc	834,929	6,223
	Babcock International Group plc	575,569	6,200
	Shaftesbury Capital plc	3,370,287	6,122
	TP ICAP Group plc	1,737,097	5,965
	JD Sports Fashion plc	5,662,611	5,962
	Spectris plc	222,690	5,961
	QinetiQ Group plc	1,114,196	5,865
*,1	Deliveroo plc	2,568,427	5,832
	Greggs plc	231,734	5,769
*	Vistry Group plc	681,824	5,748
	Big Yellow Group plc	425,901	5,734
	Man Group plc	2,625,536	5,731
	Fresnillo plc	419,085	5,617
	easyJet plc	842,398	5,585
	Mitie Group plc	2,853,131	5,502
*	Carnival plc	325,231	5,459
[1]	Quilter plc	3,029,736	5,452
	OSB Group plc	849,069	5,397
	Serco Group plc	2,325,405	5,337
[1]	Airtel Africa plc	2,303,099	5,271
	Paragon Banking Group plc	460,681	5,204
*	Ocado Group plc	1,351,592	5,106
	Grainger plc	1,683,546	4,830
	Grafton Group plc GDR	397,438	4,811
	Assura plc	7,406,851	4,790
	Morgan Sindall Group plc	97,817	4,624
	Dunelm Group plc	306,340	4,499
	Just Group plc	2,351,508	4,435
	Hill & Smith plc	181,954	4,374
	Computacenter plc	134,705	4,357
	Sirius Real Estate Ltd.	3,422,321	4,214
	AJ Bell plc	732,200	4,167
	Telecom Plus plc	164,241	4,153
	Lancashire Holdings Ltd.	551,710	4,153
	Baltic Classifieds Group plc	914,917	4,150
	Safestore Holdings plc	487,996	4,107
	Primary Health Properties plc	2,991,973	4,095
	International Workplace Group plc	1,615,250	3,999
	Premier Foods plc	1,505,852	3,992
[1]	JTC plc	354,423	3,986
*,1	Trainline plc	1,014,513	3,974
	Savills plc	310,523	3,851
	Hammerson plc	1,125,029	3,796
	Breedon Group plc	648,179	3,729
	Genus plc	150,229	3,692
	Energean plc	311,360	3,689
	Travis Perkins plc	488,930	3,650
	SSP Group plc	1,823,573	3,612
	Bytes Technology Group plc (XLON)	527,239	3,585
*	Currys plc	2,405,672	3,565
	WH Smith plc	291,480	3,527
*	Canal & SA (XLON)	1,546,204	3,513
	Hays plc	3,676,608	3,512
17

European Stock Index Fund
		Shares	Market Value• ($000)
	Coats Group plc	3,605,138	3,491
	Volution Group plc	446,039	3,378
	Chemring Group plc	630,601	3,368
	Great Portland Estates plc	814,295	3,367
	Pets at Home Group plc	1,039,741	3,293
	MONY Group plc	1,201,867	3,253
*	Spirent Communications plc	1,313,751	3,239
	Keller Group plc	169,060	3,219
	Domino's Pizza Group plc	883,667	3,179
	Firstgroup plc	1,366,852	3,153
*	Helios Towers plc	2,071,407	2,980
*	Indivior plc	262,570	2,980
	Oxford Instruments plc	134,100	2,950
	Clarkson plc	66,393	2,918
	Harbour Energy plc	1,405,901	2,873
	Supermarket Income REIT plc	2,760,421	2,864
	Genuit Group plc	559,920	2,851
	4imprint Group plc	62,070	2,843
	Rathbones Group plc	133,271	2,806
	IntegraFin Holdings plc	659,739	2,694
*	Hochschild Mining plc	706,186	2,659
[1]	Bridgepoint Group plc	738,352	2,647
	Bodycote plc	407,862	2,594
*,2	Oxford Nanopore Technologies plc	1,591,706	2,531
	Pagegroup plc	700,195	2,525
*,1	Watches of Switzerland Group plc	530,548	2,524
	Greencore Group plc	1,008,541	2,487
	Future plc	253,435	2,410
*,1	Trustpilot Group plc	801,789	2,404
	Dowlais Group plc	3,047,215	2,364
	Moonpig Group plc	750,401	2,297
	Renishaw plc	76,149	2,281
	AG Barr plc	241,215	2,232
	Hilton Food Group plc	185,997	2,213
	Elementis plc	1,309,781	2,202
	Kainos Group plc	223,672	2,177
	Victrex plc	193,226	2,145
	Marshalls plc	568,047	2,130
	Zigup plc	504,985	2,109
[1]	Ibstock plc	871,062	2,092
	Vesuvius plc	456,714	2,086
*	Frasers Group plc	230,367	2,037
*	Mitchells & Butlers plc	574,539	1,907
	Ashmore Group plc	983,100	1,900
	Workspace Group plc	306,768	1,818
*	Auction Technology Group plc	230,367	1,794
	Rhi Magnesita NV	41,944	1,752
	Senior plc	934,356	1,726
	Morgan Advanced Materials plc	634,185	1,665
	J D Wetherspoon plc	189,954	1,661
[1]	Petershill Partners plc	560,163	1,626
[1]	Spire Healthcare Group plc	626,009	1,619
	C&C Group plc	867,300	1,593
*	Close Brothers Group plc	332,908	1,448
	Crest Nicholson Holdings plc	578,843	1,394
*	Molten Ventures plc	387,750	1,375
	NCC Group plc	694,846	1,360
	Wickes Group plc	526,690	1,339
[2]	Diversified Energy Co. plc	101,877	1,283
*	IP Group plc	2,259,236	1,280
*,2	Alphawave IP Group plc	747,247	1,272
	Ninety One plc	629,998	1,247
	Picton Property Income Ltd.	1,197,790	1,217
	Jupiter Fund Management plc	959,536	928
	Dr. Martens plc	1,258,956	928
[1]	Bakkavor Group plc	398,193	915
*	AO World plc	678,089	890
*	PureTech Health plc	492,879	805
	Essentra plc	654,039	786
[1]	CMC Markets plc	232,622	755
18

European Stock Index Fund
		Shares	Market Value• ($000)
*,2	Raspberry PI Holdings plc	126,448	750
	Ithaca Energy plc	406,433	721
*,2	THG plc	2,070,910	684
	FDM Group Holdings plc	211,050	632
	Liontrust Asset Management plc	142,196	626
*,2	ASOS plc	157,273	604
*,1,2	Aston Martin Lagonda Global Holdings plc	628,754	567
	PZ Cussons plc	529,449	551
*	Mobico Group plc	1,123,451	467
	Rank Group plc	404,176	461
*,2	Tullow Oil plc	2,657,195	454
*	John Wood Group plc	1,551,040	382
	CLS Holdings plc	336,313	284
*,3	Home REIT plc	1,109,559	140
*,3	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,1,3	Finablr plc	304,209	—
*,3	Carillion plc	1,000,411	—
			6,920,242
Total Common Stocks (Cost $27,812,343)			29,608,492
Preferred Stocks (0.4%)
	Volkswagen AG Preference Shares	411,830	44,811
	Henkel AG & Co. KGaA Preference Shares	372,864	28,959
	Sartorius AG Preference Shares	56,004	14,538
	Bayerische Motoren Werke AG Preference Shares	136,465	11,012
	FUCHS SE Preference Shares	125,363	6,286
*	Telecom Italia SpA Preference Shares	10,481,604	4,662
*	Grifols SA Preference Shares Class B (XMAD)	624,268	4,423
	Sixt SE Preference Shares	43,780	2,916
	Danieli & C Officine Meccaniche SpA Preference Shares	73,636	1,993
	Draegerwerk AG & Co. KGaA Preference Shares	20,409	1,391
	Corem Property Group AB Preference Shares	24,732	570
Total Preferred Stocks (Cost $185,166)			121,561
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	19,422	393
*,2	EDP Renovaveis SA Exp. 5/7/2025	658,972	67
Total Rights (Cost $357)			460
Warrants (0.0%)
*,2,3	Webuild SpA Exp. 8/2/30 (Cost $—)	61,413	60
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[4,5]	Vanguard Market Liquidity Fund, 4.350% (Cost $367,882)	3,679,200	367,883
Total Investments (100.5%) (Cost $28,365,748)			30,098,456
Other Assets and Liabilities—Net (-0.5%)			(153,330)
Net Assets (100%)			29,945,126
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $766,702, representing 2.6% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $302,071.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $320,384 was received for securities on loan, of which $320,368 is held in Vanguard Market Liquidity Fund and $16 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
19

European Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	June 2025	1,088	62,946	3,415
FTSE 100 Index	June 2025	419	47,263	1,703
MSCI Europe Index	June 2025	4,088	163,570	(4,145)
				973

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	6/18/25	CHF	8,612	USD	10,663	—	(165)
State Street Bank & Trust Co.	6/18/25	CHF	9,312	USD	10,621	730	—
UBS AG	6/18/25	CHF	3,665	USD	4,185	282	—
State Street Bank & Trust Co.	6/18/25	EUR	125,607	USD	138,049	4,687	—
Royal Bank of Canada	6/18/25	EUR	95,194	USD	104,356	3,819	—
Toronto-Dominion Bank	6/18/25	EUR	26,892	USD	29,343	1,216	—
Toronto-Dominion Bank	6/18/25	EUR	13,577	USD	15,489	—	(61)
Morgan Stanley Capital Services Inc.	6/18/25	EUR	11,574	USD	12,702	450	—
Barclays Bank plc	6/18/25	EUR	10,045	USD	10,986	429	—
Citibank, N.A.	6/18/25	EUR	9,739	USD	10,937	130	—
State Street Bank & Trust Co.	6/18/25	EUR	8,524	USD	9,752	—	(65)
BNP Paribas	6/18/25	GBP	16,358	USD	21,181	623	—
Royal Bank of Canada	6/18/25	GBP	9,939	USD	13,312	—	(63)
Goldman Sachs International	6/18/25	GBP	8,761	USD	11,310	368	—
Royal Bank of Canada	6/18/25	GBP	7,129	USD	9,261	242	—
Citibank, N.A.	6/18/25	GBP	7,158	USD	9,159	382	—
Morgan Stanley Capital Services Inc.	6/18/25	GBP	6,222	USD	8,125	168	—
Barclays Bank plc	6/18/25	GBP	3,353	USD	4,336	133	—
State Street Bank & Trust Co.	6/18/25	GBP	2,744	USD	3,675	—	(18)
Toronto-Dominion Bank	6/18/25	GBP	2,195	USD	2,854	71	—
Bank of Montreal	6/18/25	GBP	1,389	USD	1,834	18	—
Morgan Stanley Capital Services Inc.	6/18/25	NOK	33,337	USD	3,133	71	—
BNP Paribas	6/18/25	USD	37,341	CHF	32,475	—	(2,246)
JPMorgan Chase Bank, N.A.	6/18/25	USD	37,201	CHF	32,475	—	(2,387)
UBS AG	6/18/25	USD	12,587	CHF	10,351	—	(31)
UBS AG	6/18/25	USD	11,245	CHF	9,022	247	—
Standard Chartered Bank	6/18/25	USD	9,613	CHF	8,415	—	(644)
State Street Bank & Trust Co.	6/18/25	USD	9,101	CHF	7,931	—	(567)
UBS AG	6/18/25	USD	5,726	DKK	39,176	—	(240)
UBS AG	6/18/25	USD	33,332	EUR	30,768	—	(1,631)
Deutsche Bank AG	6/18/25	USD	33,357	EUR	30,694	—	(1,523)
State Street Bank & Trust Co.	6/18/25	USD	27,887	EUR	25,447	—	(1,030)
JPMorgan Chase Bank, N.A.	6/18/25	USD	16,617	EUR	14,592	34	—
Barclays Bank plc	6/18/25	USD	14,318	EUR	12,443	178	—
Barclays Bank plc	6/18/25	USD	13,252	EUR	12,230	—	(645)
Citibank, N.A.	6/18/25	USD	13,106	EUR	11,941	—	(464)
Toronto-Dominion Bank	6/18/25	USD	11,120	EUR	10,231	—	(507)
Citibank, N.A.	6/18/25	USD	33,766	GBP	26,145	—	(1,085)
State Street Bank & Trust Co.	6/18/25	USD	21,024	GBP	16,310	—	(717)
State Street Bank & Trust Co.	6/18/25	USD	15,696	GBP	11,732	58	—
20

European Stock Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Royal Bank of Canada	6/18/25	USD	5,672	GBP	4,382	—	(169)
Toronto-Dominion Bank	6/18/25	USD	3,051	GBP	2,362	—	(97)
Royal Bank of Canada	6/18/25	USD	10,920	NOK	117,294	—	(355)
Toronto-Dominion Bank	6/18/25	USD	18,278	SEK	182,608	—	(672)
Citibank, N.A.	6/18/25	USD	6,378	SEK	63,834	—	(246)
						14,336	(15,628)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $8,440 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
21

European Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $27,997,866)	29,730,573
Affiliated Issuers (Cost $367,882)	367,883
Total Investments in Securities	30,098,456
Investment in Vanguard	764
Cash	16
Cash Collateral Pledged—Futures Contracts	19,753
Cash Collateral Pledged—Forward Currency Contracts	6,952
Foreign Currency, at Value (Cost $692)	570
Receivables for Investment Securities Sold	11,529
Receivables for Accrued Income	174,378
Receivables for Capital Shares Issued	12,496
Variation Margin Receivable—Futures Contracts	264
Unrealized Appreciation—Forward Currency Contracts	14,336
Total Assets	30,339,514
Liabilities
Due to Custodian	11,367
Payables for Investment Securities Purchased	42,169
Collateral for Securities on Loan	320,384
Payables for Capital Shares Redeemed	1,515
Payables to Vanguard	3,325
Unrealized Depreciation—Forward Currency Contracts	15,628
Total Liabilities	394,388
Net Assets	29,945,126
1 Includes $302,071 of securities on loan.
22

European Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	31,040,283
Total Distributable Earnings (Loss)	(1,095,157)
Net Assets	29,945,126

Investor Shares—Net Assets
Applicable to 380,111 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,926
Net Asset Value Per Share—Investor Shares	$39.27

ETF Shares—Net Assets
Applicable to 319,604,824 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,353,956
Net Asset Value Per Share—ETF Shares	$73.07

Admiral™ Shares—Net Assets
Applicable to 60,867,462 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,563,462
Net Asset Value Per Share—Admiral Shares	$91.40

Institutional Shares—Net Assets
Applicable to 23,675,922 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	922,807
Net Asset Value Per Share—Institutional Shares	$38.98

Institutional Plus Shares—Net Assets
Applicable to 516,638 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	89,975
Net Asset Value Per Share—Institutional Plus Shares	$174.15

See accompanying Notes, which are an integral part of the Financial Statements.
23

European Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	407,440
Interest[2]	1,658
Securities Lending—Net	1,040
Total Income	410,138
Expenses
The Vanguard Group—Note B
Investment Advisory Services	776
Management and Administrative—Investor Shares	11
Management and Administrative—ETF Shares	4,648
Management and Administrative—Admiral Shares	1,693
Management and Administrative—Institutional Shares	236
Management and Administrative—Institutional Plus Shares	18
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	442
Marketing and Distribution—Admiral Shares	135
Marketing and Distribution—Institutional Shares	10
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	527
Shareholders’ Reports and Proxy Fees—Investor Shares	—
Shareholders’ Reports and Proxy Fees—ETF Shares	210
Shareholders’ Reports and Proxy Fees—Admiral Shares	91
Shareholders’ Reports and Proxy Fees—Institutional Shares	3
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	—
Trustees’ Fees and Expenses	6
Other Expenses	193
Total Expenses	9,000
Net Investment Income	401,138
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	297,451
Futures Contracts	1,257
Forward Currency Contracts	1,689
Foreign Currencies	653
Realized Net Gain (Loss)	301,050
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,768,945
Futures Contracts	6,287
Forward Currency Contracts	(528)
Foreign Currencies	5,867
Change in Unrealized Appreciation (Depreciation)	1,780,571
Net Increase (Decrease) in Net Assets Resulting from Operations	2,482,759
1	Dividends are net of foreign withholding taxes of $51,060.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $889, ($21), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $451,280 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
24

European Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	401,138	748,654
Realized Net Gain (Loss)	301,050	85,358
Change in Unrealized Appreciation (Depreciation)	1,780,571	4,124,236
Net Increase (Decrease) in Net Assets Resulting from Operations	2,482,759	4,958,248
Distributions
Investor Shares	(160)	(344)
ETF Shares	(275,386)	(589,354)
Admiral Shares	(72,856)	(149,333)
Institutional Shares	(12,796)	(25,699)
Institutional Plus Shares	(1,236)	(2,670)
Total Distributions	(362,434)	(767,400)
Capital Share Transactions
Investor Shares	3,182	(3,057)
ETF Shares	3,030,208	(984,468)
Admiral Shares	258,543	(166,997)
Institutional Shares	2,187	(22,822)
Institutional Plus Shares	1,236	(6,703)
Net Increase (Decrease) from Capital Share Transactions	3,295,356	(1,184,047)
Total Increase (Decrease)	5,415,681	3,006,801
Net Assets
Beginning of Period	24,529,445	21,522,644
End of Period	29,945,126	24,529,445

See accompanying Notes, which are an integral part of the Financial Statements.
25

European Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$36.09	$30.18	$26.83	$36.88	$26.63	$29.84
Investment Operations
Net Investment Income[1]	.581	.999	1.007	1.057	.982	.627
Net Realized and Unrealized Gain (Loss) on Investments	3.115	5.948	3.353	(10.041)	10.174	(3.221)
Total from Investment Operations	3.696	6.947	4.360	(8.984)	11.156	(2.594)
Distributions
Dividends from Net Investment Income	(.516)	(1.037)	(1.010)	(1.066)	(.906)	(.616)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.516)	(1.037)	(1.010)	(1.066)	(.906)	(.616)
Net Asset Value, End of Period	$39.27	$36.09	$30.18	$26.83	$36.88	$26.63
Total Return[2]	10.41%	23.10%	16.05%	-24.66%	42.12%	-8.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15	$11	$12	$12	$27	$19
Ratio of Total Expenses to Average Net Assets	0.23%	0.24%[3]	0.24%[3]	0.25%[3]	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.21%	2.81%	3.15%	3.28%	2.82%	2.23%
Portfolio Turnover Rate[4]	3%	3%	4%	5%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.24%, 0.24%, and 0.25%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
26

European Stock Index Fund
Financial Highlights
FTSE Europe ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$67.16	$56.17	$49.95	$68.65	$49.57	$55.54
Investment Operations
Net Investment Income[1]	1.114	1.988	1.985	1.977	1.922	1.247
Net Realized and Unrealized Gain (Loss) on Investments	5.809	11.032	6.205	(18.595)	18.939	(5.990)
Total from Investment Operations	6.923	13.020	8.190	(16.618)	20.861	(4.743)
Distributions
Dividends from Net Investment Income	(1.013)	(2.030)	(1.970)	(2.082)	(1.781)	(1.227)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.013)	(2.030)	(1.970)	(2.082)	(1.781)	(1.227)
Net Asset Value, End of Period	$73.07	$67.16	$56.17	$49.95	$68.65	$49.57
Total Return	10.49%	23.26%	16.23%	-24.54%	42.34%	-8.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,354	$18,717	$16,494	$13,073	$21,547	$11,659
Ratio of Total Expenses to Average Net Assets	0.07%	0.09%[2]	0.09%[2]	0.11%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.31%	3.00%	3.33%	3.33%	2.95%	2.38%
Portfolio Turnover Rate[3]	3%	3%	4%	5%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%, 0.09%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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European Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$84.01	$70.26	$62.47	$85.88	$62.01	$69.48
Investment Operations
Net Investment Income[1]	1.324	2.472	2.416	2.431	2.375	1.553
Net Realized and Unrealized Gain (Loss) on Investments	7.325	13.801	7.823	(23.251)	23.705	(7.502)
Total from Investment Operations	8.649	16.273	10.239	(20.820)	26.080	(5.949)
Distributions
Dividends from Net Investment Income	(1.259)	(2.523)	(2.449)	(2.590)	(2.210)	(1.521)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.259)	(2.523)	(2.449)	(2.590)	(2.210)	(1.521)
Net Asset Value, End of Period	$91.40	$84.01	$70.26	$62.47	$85.88	$62.01
Total Return[2]	10.47%	23.25%	16.19%	-24.56%	42.30%	-8.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,563	$4,875	$4,216	$3,745	$5,259	$3,795
Ratio of Total Expenses to Average Net Assets	0.09%	0.11%[3]	0.11%[3]	0.13%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.15%	2.98%	3.24%	3.30%	2.93%	2.37%
Portfolio Turnover Rate[4]	3%	3%	4%	5%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.11%, and 0.13%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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European Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$35.83	$29.96	$26.64	$36.62	$26.44	$29.63
Investment Operations
Net Investment Income[1]	.563	1.049	1.040	1.043	1.019	.667
Net Realized and Unrealized Gain (Loss) on Investments	3.127	5.904	3.331	(9.912)	10.110	(3.203)
Total from Investment Operations	3.690	6.953	4.371	(8.869)	11.129	(2.536)
Distributions
Dividends from Net Investment Income	(.540)	(1.083)	(1.051)	(1.111)	(.949)	(.654)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.540)	(1.083)	(1.051)	(1.111)	(.949)	(.654)
Net Asset Value, End of Period	$38.98	$35.83	$29.96	$26.64	$36.62	$26.44
Total Return	10.48%	23.29%	16.21%	-24.53%	42.34%	-8.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$923	$845	$727	$649	$859	$710
Ratio of Total Expenses to Average Net Assets	0.07%	0.09%[2]	0.09%[2]	0.11%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.14%	2.96%	3.28%	3.33%	2.96%	2.39%
Portfolio Turnover Rate[3]	3%	3%	4%	5%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%, 0.09%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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European Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$160.08	$133.87	$119.02	$163.62	$118.14	$132.38
Investment Operations
Net Investment Income[1]	2.518	4.777	4.703	4.691	4.576	2.989
Net Realized and Unrealized Gain (Loss) on Investments	13.972	26.287	14.854	(44.312)	45.160	(14.294)
Total from Investment Operations	16.490	31.064	19.557	(39.621)	49.736	(11.305)
Distributions
Dividends from Net Investment Income	(2.420)	(4.854)	(4.707)	(4.979)	(4.256)	(2.935)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.420)	(4.854)	(4.707)	(4.979)	(4.256)	(2.935)
Net Asset Value, End of Period	$174.15	$160.08	$133.87	$119.02	$163.62	$118.14
Total Return	10.48%	23.29%	16.23%	-24.53%	42.35%	-8.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90	$81	$74	$70	$106	$70
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%[2]	0.08%[2]	0.10%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.14%	3.02%	3.31%	3.34%	2.95%	2.40%
Portfolio Turnover Rate[3]	3%	3%	4%	5%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.08%, and 0.10%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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European Stock Index Fund
Notes to Financial Statements
Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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European Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $764,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
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European Stock Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,761	29,588,986	15,745	29,608,492
Preferred Stocks	—	121,561	—	121,561
Rights	67	—	393	460
Warrants	—	—	60	60
Temporary Cash Investments	367,883	—	—	367,883
Total	371,711	29,710,547	16,198	30,098,456
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,118	—	—	5,118
Forward Currency Contracts	—	14,336	—	14,336
Total	5,118	14,336	—	19,454
Liabilities
Futures Contracts[1]	(4,145)	—	—	(4,145)
Forward Currency Contracts	—	(15,628)	—	(15,628)
Total	(4,145)	(15,628)	—	(19,773)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	5,118	—	5,118
Unrealized Appreciation—Forward Currency Contracts	—	14,336	14,336
Total Assets	5,118	14,336	19,454

Unrealized Depreciation—Futures Contracts[1]	(4,145)	—	(4,145)
Unrealized Depreciation—Forward Currency Contracts	—	(15,628)	(15,628)
Total Liabilities	(4,145)	(15,628)	(19,773)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,257	—	1,257
Forward Currency Contracts	—	1,689	1,689
Realized Net Gain (Loss) on Derivatives	1,257	1,689	2,946
33

European Stock Index Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	6,287	—	6,287
Forward Currency Contracts	—	(528)	(528)
Change in Unrealized Appreciation (Depreciation) on Derivatives	6,287	(528)	5,759
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,546,605
Gross Unrealized Appreciation	5,469,648
Gross Unrealized Depreciation	(3,918,116)
Net Unrealized Appreciation (Depreciation)	1,551,532
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $3,195,291,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $992,222,000 of investment securities and sold $625,683,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $4,447,024,000 and $1,492,338,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $0 and sales were $1,000, resulting in net realized gain of less than $1,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,431	116	761	21
Issued in Lieu of Cash Distributions	160	5	343	10
Redeemed	(1,409)	(39)	(4,161)	(119)
Net Increase (Decrease)—Investor Shares	3,182	82	(3,057)	(88)
ETF Shares
Issued	4,528,410	63,832	673,169	10,127
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,498,202)	(22,900)	(1,657,637)	(25,100)
Net Increase (Decrease)—ETF Shares	3,030,208	40,932	(984,468)	(14,973)
Admiral Shares
Issued	596,968	6,836	304,565	3,686
Issued in Lieu of Cash Distributions	59,992	732	124,096	1,498
Redeemed	(398,417)	(4,729)	(595,658)	(7,166)
Net Increase (Decrease)—Admiral Shares	258,543	2,839	(166,997)	(1,982)
Institutional Shares
Issued	73,686	2,012	35,150	989
Issued in Lieu of Cash Distributions	9,162	262	18,338	519
Redeemed	(80,661)	(2,187)	(76,310)	(2,185)
Net Increase (Decrease)—Institutional Shares	2,187	87	(22,822)	(677)
34

European Stock Index Fund
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Plus Shares
Issued	—	—	—	—
Issued in Lieu of Cash Distributions	1,236	8	2,670	17
Redeemed	—	—	(9,373)	(57)
Net Increase (Decrease)—Institutional Plus Shares	1,236	8	(6,703)	(40)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
35

Pacific Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.6%)
Australia (18.0%)
	Commonwealth Bank of Australia	2,011,612	214,416
	BHP Group Ltd.	6,055,647	144,328
	CSL Ltd.	579,208	92,970
	Westpac Banking Corp.	4,125,987	86,585
	National Australia Bank Ltd.	3,730,005	86,128
	ANZ Group Holdings Ltd.	3,616,700	69,159
	Wesfarmers Ltd.	1,360,889	68,175
	Macquarie Group Ltd.	420,565	51,971
	Goodman Group	2,378,749	45,538
	Transurban Group	3,717,037	33,496
	Rio Tinto Ltd.	446,840	33,431
	Aristocrat Leisure Ltd.	752,316	32,131
	Woolworths Group Ltd.	1,469,456	29,658
	Woodside Energy Group Ltd.	2,272,538	29,623
	QBE Insurance Group Ltd.	1,802,393	24,909
	Brambles Ltd.	1,675,402	22,018
	Coles Group Ltd.	1,562,296	21,216
	Northern Star Resources Ltd.	1,628,856	20,008
	Fortescue Ltd.	1,905,815	19,683
*	Xero Ltd.	180,834	19,044
	Computershare Ltd. (XASX)	691,996	18,083
	Suncorp Group Ltd.	1,304,644	16,966
	Insurance Australia Group Ltd.	2,861,376	15,029
	Santos Ltd.	3,902,790	15,004
	Scentre Group	6,215,010	14,399
	Telstra Group Ltd.	4,872,855	14,064
	Origin Energy Ltd.	2,056,483	14,017
	Cochlear Ltd.	76,488	13,395
	WiseTech Global Ltd.	228,180	12,975
*	James Hardie Industries plc GDR	518,909	12,180
	Evolution Mining Ltd.	2,246,128	11,264
	ASX Ltd.	231,879	10,500
	Stockland	2,862,883	10,061
	Medibank Pvt Ltd.	3,314,257	9,859
	REA Group Ltd.	60,583	9,625
	Sonic Healthcare Ltd.	573,640	9,578
	CAR Group Ltd.	440,724	9,407
	South32 Ltd.	5,416,841	9,335
	Lottery Corp. Ltd.	2,691,485	8,969
	Pro Medicus Ltd.	60,960	8,939
	JB Hi-Fi Ltd.	130,182	8,627
	APA Group	1,536,077	8,083
	BlueScope Steel Ltd.	523,789	8,023
	SGH Ltd.	235,570	7,704
	Washington H Soul Pattinson & Co. Ltd.	298,630	7,108
	Mirvac Group	4,751,494	6,931
	Vicinity Ltd.	4,548,863	6,880
	GPT Group	2,309,677	6,847
	Technology One Ltd.	336,705	6,499
	ALS Ltd.	580,029	6,364
	Dexus	1,292,997	6,224
*	Lynas Rare Earths Ltd.	1,125,812	6,155
	Orica Ltd.	585,292	6,075
	Charter Hall Group	560,369	6,059
*	Telix Pharmaceuticals Ltd.	340,715	5,923
*	NEXTDC Ltd.	760,493	5,774
	SEEK Ltd.	423,012	5,759
	Treasury Wine Estates Ltd.	972,216	5,557
	Qube Holdings Ltd.	2,110,894	5,344
	Qantas Airways Ltd.	891,991	5,043
36

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Steadfast Group Ltd.	1,328,362	4,992
	AGL Energy Ltd.	721,213	4,915
	Bendigo & Adelaide Bank Ltd.	677,260	4,845
	Atlas Arteria Ltd.	1,370,091	4,538
	Worley Ltd.	567,424	4,521
	a2 Milk Co. Ltd.	861,998	4,510
	Ramsay Health Care Ltd.	208,230	4,433
	Cleanaway Waste Management Ltd.	2,657,017	4,422
	Endeavour Group Ltd.	1,727,363	4,418
	Ampol Ltd.	286,527	4,351
	Aurizon Holdings Ltd.	2,133,419	4,177
	Bank of Queensland Ltd.	798,452	3,814
	Sigma Healthcare Ltd.	1,929,056	3,722
	Perseus Mining Ltd.	1,622,951	3,478
*	Sandfire Resources Ltd.	544,905	3,470
	Ansell Ltd.	173,981	3,375
*	Genesis Minerals Ltd.	1,317,486	3,253
	HUB24 Ltd.	68,738	3,176
	Breville Group Ltd.	170,308	3,123
*	Pilbara Minerals Ltd.	3,081,839	2,969
	Downer EDI Ltd.	804,824	2,939
	Dyno Nobel Ltd.	2,021,389	2,934
	Lendlease Corp. Ltd.	834,456	2,812
*	Capricorn Metals Ltd.	465,614	2,755
	Challenger Ltd.	605,005	2,741
*,1	Mineral Resources Ltd.	205,039	2,696
	Metcash Ltd.	1,301,322	2,680
	AUB Group Ltd.	129,710	2,649
	Whitehaven Coal Ltd.	825,923	2,642
	Ventia Services Group Pty Ltd.	971,584	2,631
	Reece Ltd.	257,130	2,593
	nib holdings Ltd.	587,291	2,562
	Eagers Automotive Ltd.	214,600	2,533
	Gold Road Resources Ltd.	1,305,253	2,532
	AMP Ltd.	3,036,558	2,508
	Reliance Worldwide Corp. Ltd.	924,421	2,485
*	Regis Resources Ltd.	853,103	2,466
	Pinnacle Investment Management Group Ltd.	208,425	2,404
	National Storage REIT	1,630,546	2,398
	Ramelius Resources Ltd.	1,395,798	2,349
	Harvey Norman Holdings Ltd.	698,590	2,336
*	Vault Minerals Ltd.	7,702,767	2,120
*	West African Resources Ltd.	1,382,260	2,115
	Region RE Ltd.	1,399,383	2,074
	Flight Centre Travel Group Ltd.	247,876	2,034
	Westgold Resources Ltd.	1,064,742	2,023
	Charter Hall Long Wale REIT	784,424	1,927
*	Insignia Financial Ltd.	794,996	1,916
	IDP Education Ltd.	333,064	1,889
	Orora Ltd.	1,628,261	1,887
	IGO Ltd.	740,902	1,856
	ARB Corp. Ltd.	91,414	1,842
	Netwealth Group Ltd.	101,277	1,820
	Sims Ltd.	185,998	1,736
*	Paladin Energy Ltd.	460,360	1,727
	Super Retail Group Ltd.	198,878	1,706
*	Zip Co. Ltd.	1,487,002	1,666
*	Emerald Resources NL	648,381	1,665
	HomeCo Daily Needs REIT	2,090,732	1,639
*,1	Mesoblast Ltd.	1,403,772	1,616
	Champion Iron Ltd.	541,857	1,584
	Beach Energy Ltd.	2,080,015	1,566
	Ingenia Communities Group	434,974	1,543
*	Spartan Resources Ltd.	1,186,716	1,539
	BWP Trust	659,577	1,512
*	Temple & Webster Group Ltd.	127,180	1,451
	Codan Ltd.	143,651	1,447
	Nine Entertainment Co. Holdings Ltd.	1,570,344	1,439
	New Hope Corp. Ltd.	611,437	1,434
[2]	Viva Energy Group Ltd.	1,301,172	1,431
37

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Perpetual Ltd.	134,588	1,430
	TPG Telecom Ltd.	432,253	1,400
	Charter Hall Retail REIT	585,447	1,398
	Waypoint REIT Ltd.	825,905	1,353
	Bapcor Ltd.	410,773	1,335
	Iluka Resources Ltd.	503,588	1,334
	Bega Cheese Ltd.	365,584	1,322
*	Megaport Ltd.	179,132	1,318
	Premier Investments Ltd.	97,589	1,300
*	Austal Ltd.	378,030	1,281
	Domino's Pizza Enterprises Ltd.	78,505	1,269
	Yancoal Australia Ltd.	396,932	1,266
*	WEB Travel Group Ltd.	458,509	1,261
*	PEXA Group Ltd.	157,773	1,216
	Centuria Industrial REIT	642,800	1,211
	Monadelphous Group Ltd.	115,763	1,197
	Deterra Royalties Ltd.	507,262	1,183
*	Guzman y Gomez Ltd.	57,051	1,174
	EVT Ltd.	130,284	1,173
	Nufarm Ltd.	473,795	1,170
	Brickworks Ltd.	72,165	1,162
	GrainCorp Ltd. Class A	267,704	1,140
	Imdex Ltd.	599,474	1,134
	IRESS Ltd.	220,149	1,121
	Arena REIT	465,127	1,108
	Nick Scali Ltd.	97,238	1,107
	Lovisa Holdings Ltd.	68,726	1,097
	HMC Capital Ltd.	350,260	1,091
	Corporate Travel Management Ltd.	131,201	1,071
	GQG Partners Inc. GDR	762,761	1,069
	Helia Group Ltd.	339,363	1,052
	Magellan Financial Group Ltd.	214,442	1,051
*	Boss Energy Ltd.	505,732	1,034
*	Neuren Pharmaceuticals Ltd.	136,501	1,018
	Generation Development Group Ltd.	375,619	993
	Tabcorp Holdings Ltd.	2,779,323	991
	Inghams Group Ltd.	445,148	977
	Centuria Capital Group	968,827	976
	NRW Holdings Ltd.	560,041	971
*	Superloop Ltd.	604,223	966
*,1	DroneShield Ltd.	1,099,470	949
	Perenti Ltd.	1,054,606	922
	IPH Ltd.	307,690	899
	Elders Ltd.	220,894	895
*	Bellevue Gold Ltd.	1,521,334	886
	Amotiv Ltd.	175,684	871
*	Nanosonics Ltd.	279,560	858
*	Deep Yellow Ltd.	1,150,411	837
*	Resolute Mining Ltd.	2,552,552	833
	Domain Holdings Australia Ltd.	292,568	804
*	Tuas Ltd.	222,157	802
	G8 Education Ltd.	980,855	789
	Charter Hall Social Infrastructure REIT	417,020	781
	Myer Holdings Ltd.	1,691,041	780
	Karoon Energy Ltd.	845,119	778
	Aussie Broadband Ltd.	296,248	778
	Service Stream Ltd.	646,824	775
*	IperionX Ltd.	337,200	774
	Data#3 Ltd.	164,445	766
*	Healius Ltd.	817,116	761
	Hansen Technologies Ltd.	203,784	707
*	Vulcan Energy Resources Ltd.	226,353	706
*	Macquarie Technology Group Ltd.	18,559	706
	McMillan Shakespeare Ltd.	71,091	697
*	Judo Capital Holdings Ltd.	610,969	697
*	SiteMinder Ltd.	258,634	682
*	Alpha HPA Ltd.	1,158,451	679
	Nickel Industries Ltd.	1,874,438	677
	Collins Foods Ltd.	127,637	672
	Integral Diagnostics Ltd.	431,036	667
38

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Catapult Group International Ltd.	254,756	667
	Regis Healthcare Ltd.	146,692	642
	Bravura Solutions Ltd.	454,815	639
*,1	Liontown Resources Ltd.	1,877,121	631
	Lifestyle Communities Ltd.	134,063	612
	Credit Corp. Group Ltd.	69,261	599
*,3	Opthea Ltd.	1,538,268	591
	Abacus Storage King	607,689	575
*	PolyNovo Ltd.	707,571	547
*	Select Harvests Ltd.	165,170	541
	oOh!media Ltd.	552,185	541
	Redox Ltd.	286,853	536
	Growthpoint Properties Australia Ltd.	351,211	521
	SRG Global Ltd.	619,744	513
	Vulcan Steel Ltd.	108,097	511
	Maas Group Holdings Ltd.	201,976	511
	SmartGroup Corp. Ltd.	101,640	510
	Stanmore Resources Ltd.	401,662	499
	GWA Group Ltd.	325,853	495
	Rural Funds Trust	436,593	495
	MyState Ltd.	196,754	491
*	Fleetpartners Group Ltd.	272,585	486
*	Silex Systems Ltd.	239,445	475
*	Clarity Pharmaceuticals Ltd.	330,901	467
	Accent Group Ltd.	388,847	462
	Ridley Corp. Ltd.	302,188	457
	Centuria Office REIT	572,970	450
	Abacus Group	602,152	440
*	Mayne Pharma Group Ltd.	97,053	436
	Australian Ethical Investment Ltd.	130,340	432
	Jumbo Interactive Ltd.	65,858	431
*	Nuix Ltd.	272,036	424
*	Arafura Rare Earths Ltd.	3,174,101	415
	Kelsian Group Ltd.	238,372	414
*	Amplitude Energy Ltd.	3,456,537	409
	Dexus Industria REIT	244,802	407
	Clinuvel Pharmaceuticals Ltd.	55,773	406
	Cromwell Property Group	1,682,154	404
*	Strike Energy Ltd.	3,616,124	394
*	Aurelia Metals Ltd.	1,941,438	365
[1]	Johns Lyng Group Ltd.	255,527	363
	PWR Holdings Ltd.	81,829	359
*	Audinate Group Ltd.	89,428	351
	Navigator Global Investments Ltd. (XASX)	305,701	343
	Infomedia Ltd.	431,948	343
*	EML Payments Ltd.	538,762	337
*	Australian Agricultural Co. Ltd.	357,749	328
	Dicker Data Ltd.	60,304	326
*	BrainChip Holdings Ltd.	1,835,630	319
	Cedar Woods Properties Ltd.	85,076	305
	Kogan.com Ltd.	103,848	299
*	Emeco Holdings Ltd.	610,268	298
	HealthCo REIT	549,325	296
*,1	Chalice Mining Ltd.	412,406	290
*	Omni Bridgeway Ltd.	305,109	285
	Australian Finance Group Ltd.	244,738	285
	Australian Clinical Labs Ltd.	140,672	281
	Regal Partners Ltd.	228,677	275
	Praemium Ltd.	532,255	253
	GDI Property Group Partnership	591,218	252
*	Alkane Resources Ltd.	489,395	252
*,1	Weebit Nano Ltd.	218,480	248
*,1	Syrah Resources Ltd.	1,476,699	236
[3]	Leo Lithium Ltd.	1,077,115	230
*	Fineos Corp. Ltd. GDR	163,014	227
*,1	ioneer Ltd.	2,417,577	224
	Platinum Asset Management Ltd.	612,854	223
*,1	Star Entertainment Group Ltd.	3,196,933	212
	Solvar Ltd.	199,813	207
*	Tyro Payments Ltd.	391,472	203
39

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	St Barbara Ltd.	1,076,534	200
*	Mount Gibson Iron Ltd.	991,436	197
*	OFX Group Ltd.	262,018	190
*	Webjet Group Ltd.	464,076	190
*,1	Novonix Ltd.	633,225	173
*,3	AVZ Minerals Ltd.	2,502,643	160
*	Baby Bunting Group Ltd.	148,688	149
*	Carnarvon Energy Ltd.	2,094,242	148
*,1	Wildcat Resources Ltd.	1,139,021	146
*,1	Imugene Ltd.	8,596,525	133
	Humm Group Ltd.	401,850	131
*,1	Sayona Mining Ltd.	10,580,994	129
*	Coast Entertainment Holdings Ltd.	447,965	116
[2]	Coronado Global Resources Inc. GDR	921,127	115
*,1	Core Lithium Ltd.	2,210,284	99
*	29Metals Ltd.	1,142,548	87
*,1	Cettire Ltd.	247,147	71
*,3	Firefinch Ltd.	1,170,950	45
*,3	ESG Minerals	68,277	—
			1,805,384
China (0.0%)
*,3	China Fishery Group Ltd.	264,600	—
Hong Kong (4.8%)
	AIA Group Ltd.	12,954,849	97,070
	Hong Kong Exchanges & Clearing Ltd.	1,433,564	62,632
	CK Hutchison Holdings Ltd.	3,203,059	18,062
	BOC Hong Kong Holdings Ltd.	4,322,259	17,930
	Techtronic Industries Co. Ltd.	1,716,656	17,276
	CLP Holdings Ltd.	1,976,860	16,856
	Sun Hung Kai Properties Ltd.	1,705,474	16,179
	Link REIT	3,102,637	14,526
	Hang Seng Bank Ltd.	853,752	11,917
	Hong Kong & China Gas Co. Ltd.	13,000,546	11,698
	Power Assets Holdings Ltd.	1,635,707	10,817
	Lenovo Group Ltd.	9,214,000	10,657
	Jardine Matheson Holdings Ltd.	238,452	10,596
	CK Asset Holdings Ltd.	2,288,933	9,351
	Galaxy Entertainment Group Ltd.	2,586,062	9,340
[2]	WH Group Ltd.	9,305,540	8,321
	Shenzhou International Group Holdings Ltd.	904,700	6,271
	Hongkong Land Holdings Ltd.	1,237,747	6,058
	MTR Corp. Ltd.	1,721,186	5,942
*	Sands China Ltd.	2,890,336	5,176
[2]	ESR Group Ltd.	3,137,441	4,996
	CK Infrastructure Holdings Ltd.	712,313	4,801
	Sino Land Co. Ltd.	4,354,443	4,475
	Wharf Real Estate Investment Co. Ltd.	1,860,283	4,449
	Henderson Land Development Co. Ltd.	1,562,190	4,430
	SITC International Holdings Co. Ltd.	1,523,586	4,219
	AAC Technologies Holdings Inc.	806,257	3,860
*	PRADA SpA	609,704	3,807
	PCCW Ltd.	5,018,133	3,345
	Swire Pacific Ltd. Class B	2,178,186	2,998
	Wharf Holdings Ltd.	1,124,283	2,824
	Chow Tai Fook Jewellery Group Ltd.	2,109,418	2,820
[2]	Samsonite Group SA	1,555,997	2,788
	Swire Properties Ltd.	1,250,835	2,764
	ASMPT Ltd.	374,636	2,520
	Bank of East Asia Ltd.	1,704,332	2,343
	Swire Pacific Ltd. Class A	266,252	2,302
	Orient Overseas International Ltd.	158,500	2,214
[2]	Budweiser Brewing Co. APAC Ltd.	2,011,400	2,125
	United Laboratories International Holdings Ltd.	1,151,873	2,064
	Xinyi Glass Holdings Ltd.	2,070,640	1,939
[2]	BOC Aviation Ltd.	249,125	1,867
	First Pacific Co. Ltd.	2,695,939	1,814
*	HUTCHMED China Ltd.	587,000	1,749
	Hang Lung Properties Ltd.	2,043,841	1,676
40

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Kerry Properties Ltd.	694,590	1,631
	Hang Lung Group Ltd.	1,106,920	1,589
	Pacific Basin Shipping Ltd.	6,147,236	1,378
	Cathay Pacific Airways Ltd.	1,182,504	1,359
	Stella International Holdings Ltd.	729,000	1,305
*	MMG Ltd.	4,240,400	1,284
	Vitasoy International Holdings Ltd.	996,304	1,284
	VTech Holdings Ltd.	189,150	1,271
	Yue Yuen Industrial Holdings Ltd.	826,158	1,186
	Wynn Macau Ltd.	1,776,029	1,182
	Hysan Development Co. Ltd.	716,571	1,168
	MGM China Holdings Ltd.	884,136	1,146
	CTF Services Ltd.	1,138,887	1,079
*,1	New World Development Co. Ltd.	1,627,539	997
	Fortune REIT	1,778,996	995
	Man Wah Holdings Ltd.	1,797,852	955
*,1	Vobile Group Ltd.	2,182,000	917
*,1,2	CARsgen Therapeutics Holdings Ltd.	448,500	894
	DFI Retail Group Holdings Ltd. (Registered)	347,301	877
	Luk Fook Holdings International Ltd.	384,406	839
	Johnson Electric Holdings Ltd.	459,519	837
	Dah Sing Financial Holdings Ltd.	226,260	826
*,1	Cowell e Holdings Inc.	285,000	819
*,1,2	Everest Medicines Ltd.	125,000	794
*	SJM Holdings Ltd.	2,817,798	786
	Shangri-La Asia Ltd.	1,358,928	761
*	NagaCorp Ltd.	1,720,441	731
	Champion REIT	2,310,900	684
	SUNeVision Holdings Ltd.	766,000	640
	Nexteer Automotive Group Ltd.	931,211	624
	HKBN Ltd.	905,657	592
*	Super Hi International Holding Ltd.	263,000	570
	CITIC Telecom International Holdings Ltd.	1,854,470	564
	VSTECS Holdings Ltd.	720,000	554
[1]	CGN Mining Co. Ltd.	2,950,000	547
*,1	Mongolian Mining Corp.	645,000	533
	Dah Sing Banking Group Ltd.	492,756	531
*,1	Envision Greenwise Holdings Ltd.	497,555	529
	United Energy Group Ltd.	9,302,000	486
[3]	Jinchuan Group International Resources Co. Ltd.	5,617,000	464
	IGG Inc.	918,628	443
	Cafe de Coral Holdings Ltd.	442,447	407
	Guotai Junan International Holdings Ltd.	3,162,336	407
	China Travel International Investment Hong Kong Ltd.	3,068,268	399
*,1	Realord Group Holdings Ltd.	430,000	393
*,1	Melco International Development Ltd.	922,274	382
*	Value Partners Group Ltd.	2,038,665	357
	Huabao International Holdings Ltd.	1,192,071	353
	Sunlight REIT	1,355,089	337
*,2	FIT Hon Teng Ltd.	1,287,000	323
	Theme International Holdings Ltd.	6,320,000	318
	K Wah International Holdings Ltd.	1,411,843	316
	SmarTone Telecommunications Holdings Ltd.	541,235	296
	Chow Sang Sang Holdings International Ltd.	294,922	289
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	261,000	283
	Giordano International Ltd.	1,374,590	265
	KLN Logistics Group Ltd.	310,111	250
	Prosperity REIT	1,623,661	245
	Truly International Holdings Ltd.	1,465,603	180
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,268,301	165
[1]	LK Technology Holdings Ltd.	447,841	161
	CITIC Resources Holdings Ltd.	3,496,000	160
	Far East Consortium International Ltd.	1,367,942	157
	Asia Cement China Holdings Corp.	517,000	151
*	Television Broadcasts Ltd.	347,747	139
	Texhong International Group Ltd.	314,000	137
*	Shun Tak Holdings Ltd.	1,779,370	128
	Singamas Container Holdings Ltd.	1,439,323	113
*,2	IMAX China Holding Inc.	135,475	113
*	C-Mer Medical Holdings Ltd.	510,000	111
41

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Sa Sa International Holdings Ltd.	1,154,953	87
*	Powerlong Real Estate Holdings Ltd.	1,372,000	61
*	OCI International Holdings Ltd.	649,728	27
*	Apollo Future Mobility Group Ltd.	34,255	5
*,3	Convoy Inc.	10,860,141	—
			486,030
Japan (61.2%)
	Toyota Motor Corp.	13,905,574	265,588
	Sony Group Corp.	7,109,350	187,564
	Mitsubishi UFJ Financial Group Inc.	13,404,672	168,887
	Hitachi Ltd.	5,259,640	129,995
	Sumitomo Mitsui Financial Group Inc.	4,413,564	105,295
	Nintendo Co. Ltd.	1,250,550	103,821
	Recruit Holdings Co. Ltd.	1,699,866	94,199
	Keyence Corp.	220,766	92,300
	Tokio Marine Holdings Inc.	2,256,972	90,465
	Mitsubishi Corp.	4,463,963	84,755
	ITOCHU Corp.	1,599,492	81,803
	Tokyo Electron Ltd.	527,652	78,566
	Mizuho Financial Group Inc.	3,046,637	76,174
	Mitsubishi Heavy Industries Ltd.	3,842,090	75,739
	Fast Retailing Co. Ltd.	217,160	71,434
	Shin-Etsu Chemical Co. Ltd.	2,288,150	69,632
	Mitsui & Co. Ltd.	3,429,914	69,357
	KDDI Corp.	3,549,832	62,916
	SoftBank Group Corp.	1,225,370	61,967
	Daiichi Sankyo Co. Ltd.	2,221,647	56,831
	Takeda Pharmaceutical Co. Ltd.	1,862,824	56,348
	Honda Motor Co. Ltd.	5,515,958	56,123
	Softbank Corp.	32,873,870	49,746
	Hoya Corp.	414,946	48,825
	Fujitsu Ltd.	2,082,920	46,273
	Chugai Pharmaceutical Co. Ltd.	781,238	45,007
	Mitsubishi Electric Corp.	2,309,614	44,680
	Japan Tobacco Inc.	1,321,569	40,715
	Seven & i Holdings Co. Ltd.	2,739,047	40,320
	Daikin Industries Ltd.	337,373	38,435
	Sompo Holdings Inc.	1,133,760	37,155
	Advantest Corp.	887,696	37,138
	NEC Corp.	1,462,895	35,611
	MS&AD Insurance Group Holdings Inc.	1,545,004	35,118
	Nippon Telegraph & Telephone Corp.	33,362,350	34,873
	Sumitomo Corp.	1,414,201	34,530
	Marubeni Corp.	1,898,943	33,666
	Canon Inc.	1,079,711	33,320
	Terumo Corp.	1,714,864	32,824
	Mitsui Fudosan Co. Ltd.	3,298,180	32,687
	Komatsu Ltd.	1,072,137	31,006
	Dai-ichi Life Holdings Inc.	4,217,580	30,453
	Panasonic Holdings Corp.	2,624,335	30,091
	FANUC Corp.	1,121,940	28,474
	FUJIFILM Holdings Corp.	1,385,761	28,384
	Murata Manufacturing Co. Ltd.	1,986,337	28,298
	Denso Corp.	2,182,912	28,186
	Bridgestone Corp.	673,728	28,172
	East Japan Railway Co.	1,297,135	28,118
	Oriental Land Co. Ltd.	1,293,387	27,393
	Aeon Co. Ltd.	922,638	27,283
	Bandai Namco Holdings Inc.	771,829	26,823
	Otsuka Holdings Co. Ltd.	541,121	26,380
	ORIX Corp.	1,296,411	26,006
	Suzuki Motor Corp.	2,154,888	25,823
	Daiwa House Industry Co. Ltd.	696,270	25,193
	Mitsubishi Estate Co. Ltd.	1,413,659	24,832
	Nippon Steel Corp.	1,159,316	24,401
	TDK Corp.	2,254,105	24,055
	Asahi Group Holdings Ltd.	1,711,262	23,654
	Kao Corp.	545,225	23,347
	Ajinomoto Co. Inc.	1,133,768	23,190
42

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Renesas Electronics Corp.	1,956,163	22,956
	Central Japan Railway Co.	1,090,760	22,954
	Japan Post Bank Co. Ltd.	2,227,514	22,903
	Toyota Industries Corp.	188,972	22,162
	Nidec Corp.	1,238,832	22,016
	Disco Corp.	112,113	21,692
	Astellas Pharma Inc.	2,157,501	21,606
	Japan Post Holdings Co. Ltd.	2,217,221	21,552
	SMC Corp.	65,729	21,273
	Resona Holdings Inc.	2,597,413	20,836
	Sumitomo Mitsui Trust Group Inc.	831,872	20,579
	Nomura Holdings Inc.	3,535,814	19,707
	Nomura Research Institute Ltd.	499,839	18,928
	Sumitomo Realty & Development Co. Ltd.	507,320	18,896
	Kyocera Corp.	1,567,368	18,576
	Secom Co. Ltd.	482,594	17,745
	Olympus Corp.	1,329,220	17,417
	Konami Group Corp.	113,906	16,268
	Nippon Yusen KK	492,977	16,107
	Toyota Tsusho Corp.	799,921	15,897
	Asics Corp.	729,520	15,680
	ENEOS Holdings Inc.	3,246,759	15,631
	Shionogi & Co. Ltd.	922,221	15,494
	Sekisui House Ltd.	654,825	15,055
	Pan Pacific International Holdings Corp.	479,108	14,751
	Nitto Denko Corp.	838,435	14,737
	Shimano Inc.	104,233	14,685
	Sumitomo Electric Industries Ltd.	902,103	14,500
	Tokyo Gas Co. Ltd.	435,734	14,476
	Kirin Holdings Co. Ltd.	932,901	14,112
	Kansai Electric Power Co. Inc.	1,135,016	13,984
	Obic Co. Ltd.	397,440	13,915
	Japan Exchange Group Inc.	1,248,868	13,895
	NTT Data Group Corp.	691,857	13,741
	Unicharm Corp.	1,460,202	13,558
	T&D Holdings Inc.	620,755	13,209
	Sysmex Corp.	707,133	13,127
	Kajima Corp.	535,542	12,787
	Subaru Corp.	697,248	12,626
	Kubota Corp.	1,083,605	12,592
[1]	Mitsui OSK Lines Ltd.	377,695	12,579
	Obayashi Corp.	803,929	12,473
	Capcom Co. Ltd.	424,872	12,300
	Inpex Corp.	972,532	12,166
	IHI Corp.	152,765	11,966
	Fujikura Ltd.	316,522	11,777
	Toray Industries Inc.	1,814,778	11,590
[1]	Nitori Holdings Co. Ltd.	94,937	11,296
	West Japan Railway Co.	535,514	11,265
	LY Corp.	2,976,588	11,258
	Trend Micro Inc.	156,222	11,209
	Osaka Gas Co. Ltd.	436,965	11,081
	Daifuku Co. Ltd.	412,292	10,907
	Daiwa Securities Group Inc.	1,624,576	10,683
	Kikkoman Corp.	1,084,195	10,613
	Taisei Corp.	192,890	10,459
	Kawasaki Heavy Industries Ltd.	174,155	10,389
	Chubu Electric Power Co. Inc.	787,902	10,231
	Asahi Kasei Corp.	1,450,416	10,108
*	Rakuten Group Inc.	1,664,565	9,815
	Sanrio Co. Ltd.	243,528	9,704
	Ryohin Keikaku Co. Ltd.	284,800	9,626
	Lasertec Corp.	102,646	9,543
	Eisai Co. Ltd.	326,934	9,450
	Nippon Paint Holdings Co. Ltd.	1,167,249	8,893
	Isuzu Motors Ltd.	659,154	8,865
	BayCurrent Inc.	160,970	8,674
	TOPPAN Holdings Inc.	308,472	8,660
	Idemitsu Kosan Co. Ltd.	1,388,610	8,605
	SBI Holdings Inc.	326,372	8,582
43

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nippon Building Fund Inc.	9,162	8,504
	Makita Corp.	288,415	8,434
	Yamaha Motor Co. Ltd.	1,062,232	8,342
	Hikari Tsushin Inc.	29,695	8,237
	Ebara Corp.	547,450	8,224
	JFE Holdings Inc.	705,104	8,212
	Sekisui Chemical Co. Ltd.	469,160	8,198
	Concordia Financial Group Ltd.	1,259,433	8,146
	Aisin Corp.	638,756	8,113
	Nexon Co. Ltd.	504,814	7,920
	MatsukiyoCocokara & Co.	416,147	7,639
	TIS Inc.	264,175	7,625
	Shiseido Co. Ltd.	463,238	7,616
	Daito Trust Construction Co. Ltd.	68,322	7,607
	Shimadzu Corp.	294,140	7,529
	Sanwa Holdings Corp.	227,574	7,470
	Hulic Co. Ltd.	713,941	7,466
	Toho Co. Ltd.	130,499	7,450
	Mitsubishi Chemical Group Corp.	1,527,146	7,424
	Hankyu Hanshin Holdings Inc.	259,835	7,411
	Toyo Suisan Kaisha Ltd.	113,575	7,342
	MEIJI Holdings Co. Ltd.	298,598	7,342
	Mitsubishi HC Capital Inc. (XTKS)	1,029,029	7,279
	Dai Nippon Printing Co. Ltd.	516,360	7,197
	Yakult Honsha Co. Ltd.	348,160	7,152
	Chiba Bank Ltd.	798,366	7,099
	Nippon Sanso Holdings Corp.	216,132	6,917
	Tokyu Corp.	565,001	6,852
	Ricoh Co. Ltd.	638,104	6,712
	Japan Real Estate Investment Corp.	8,405	6,670
	Fuji Electric Co. Ltd.	149,600	6,652
	Shimizu Corp.	620,448	6,628
	Zensho Holdings Co. Ltd.	106,770	6,598
	AGC Inc.	210,424	6,570
	Niterra Co. Ltd.	208,587	6,495
	Yaskawa Electric Corp.	306,420	6,456
	Minebea Mitsumi Inc.	439,699	6,444
	SCREEN Holdings Co. Ltd.	96,534	6,419
	Omron Corp.	215,289	6,391
	Sumitomo Metal Mining Co. Ltd.	285,163	6,327
	M3 Inc.	501,788	6,289
	Dentsu Group Inc.	299,373	6,277
	Kawasaki Kisen Kaisha Ltd.	453,226	6,216
	Otsuka Corp.	275,748	6,116
	Yokogawa Electric Corp.	280,464	6,069
	Hoshizaki Corp.	142,412	6,055
*	Nissan Motor Co. Ltd.	2,542,430	6,053
	Ono Pharmaceutical Co. Ltd.	513,201	5,907
	Sojitz Corp.	248,053	5,868
	Shizuoka Financial Group Inc.	523,799	5,821
	Kyoto Financial Group Inc.	336,140	5,770
	Nissin Foods Holdings Co. Ltd.	259,875	5,730
	Japan Metropolitan Fund Investment	8,384	5,586
	Skylark Holdings Co. Ltd.	262,667	5,451
	Seibu Holdings Inc.	225,104	5,440
	MonotaRO Co. Ltd.	281,816	5,420
*	Tokyo Electric Power Co. Holdings Inc.	1,767,907	5,408
	Mebuki Financial Group Inc.	1,105,270	5,400
	Square Enix Holdings Co. Ltd.	93,154	5,386
	Isetan Mitsukoshi Holdings Ltd.	419,013	5,386
	Keisei Electric Railway Co. Ltd.	510,856	5,293
	Nomura Real Estate Master Fund Inc.	5,313	5,289
	SG Holdings Co. Ltd.	501,500	5,281
	ZOZO Inc.	517,304	5,253
	Suntory Beverage & Food Ltd.	149,414	5,221
	Kobe Bussan Co. Ltd.	170,500	5,210
	Azbil Corp.	598,984	5,158
	Fukuoka Financial Group Inc.	192,426	5,084
	KDX Realty Investment Corp.	4,814	5,013
	Tokyu Fudosan Holdings Corp.	710,019	4,973
44

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Food & Life Cos. Ltd.	132,768	4,913
	Nippon Prologis REIT Inc.	2,956	4,889
	USS Co. Ltd.	489,714	4,881
	Brother Industries Ltd.	277,357	4,874
	Oji Holdings Corp.	1,031,909	4,871
	Sumitomo Forestry Co. Ltd.	167,386	4,820
	Nippon Express Holdings Inc.	266,053	4,751
	Tosoh Corp.	335,673	4,732
	Mitsui Chemicals Inc.	215,088	4,726
	GLP J-Reit	5,418	4,673
	Seiko Epson Corp.	336,713	4,671
	Kobe Steel Ltd.	397,206	4,658
	Oracle Corp. Japan	38,517	4,631
	Kyowa Kirin Co. Ltd.	295,502	4,614
	Kintetsu Group Holdings Co. Ltd.	214,254	4,613
	TOTO Ltd.	174,666	4,606
	Japan Post Insurance Co. Ltd.	228,176	4,587
	SCSK Corp.	174,715	4,570
	MISUMI Group Inc.	323,311	4,529
	Kyushu Electric Power Co. Inc.	506,378	4,513
	Kyushu Railway Co.	171,470	4,438
	Daiwa House REIT Investment Corp.	2,644	4,429
[1]	McDonald's Holdings Co. Japan Ltd.	104,000	4,397
	Yamato Holdings Co. Ltd.	308,500	4,380
	Kurita Water Industries Ltd.	131,564	4,356
	Haseko Corp.	304,591	4,350
	Sumitomo Chemical Co. Ltd.	1,789,930	4,327
*	Rakuten Bank Ltd.	102,800	4,324
	Nissan Chemical Corp.	147,642	4,318
	Tobu Railway Co. Ltd.	233,899	4,268
	CyberAgent Inc.	495,412	4,241
	Marui Group Co. Ltd.	210,658	4,193
	Kuraray Co. Ltd.	357,667	4,178
	Sapporo Holdings Ltd.	74,908	4,160
	Tokyo Tatemono Co. Ltd.	230,739	4,137
	Sega Sammy Holdings Inc.	196,467	4,124
	Mazda Motor Corp.	686,632	4,105
	Tohoku Electric Power Co. Inc.	568,940	4,089
	NH Foods Ltd.	106,960	4,038
	Hirose Electric Co. Ltd.	35,411	4,005
	Open House Group Co. Ltd.	90,024	3,992
	Medipal Holdings Corp.	234,851	3,980
	Tsuruha Holdings Inc.	49,431	3,976
	Orix JREIT Inc.	3,134	3,947
	Resonac Holdings Corp.	213,766	3,888
	Santen Pharmaceutical Co. Ltd.	383,207	3,881
	Odakyu Electric Railway Co. Ltd.	350,456	3,869
	Rohto Pharmaceutical Co. Ltd.	230,794	3,861
	Keio Corp.	141,825	3,858
	Persol Holdings Co. Ltd.	2,126,710	3,852
	Nomura Real Estate Holdings Inc.	647,100	3,849
	NOF Corp.	253,016	3,809
	Hitachi Construction Machinery Co. Ltd.	126,237	3,773
	Invincible Investment Corp.	9,121	3,770
	Credit Saison Co. Ltd.	161,025	3,760
	Hachijuni Bank Ltd.	496,006	3,744
	Sohgo Security Services Co. Ltd.	473,245	3,740
	Kinden Corp.	143,421	3,712
	Iyogin Holdings Inc.	317,425	3,682
	Lixil Corp.	311,302	3,668
	Amada Co. Ltd.	366,169	3,666
	ANA Holdings Inc.	189,101	3,633
	Nisshin Seifun Group Inc.	280,605	3,620
	Asahi Intecc Co. Ltd.	233,952	3,597
	NGK Insulators Ltd.	290,605	3,586
	Yamazaki Baking Co. Ltd.	149,741	3,585
	Kadokawa Corp.	133,288	3,584
	THK Co. Ltd.	144,999	3,572
	Ibiden Co. Ltd.	128,779	3,570
	Rohm Co. Ltd.	389,376	3,545
45

Pacific Stock Index Fund
	Shares	Market Value• ($000)
Taiheiyo Cement Corp.	131,436	3,539
Fujitec Co. Ltd.	89,940	3,524
Lion Corp.	286,421	3,511
Electric Power Development Co. Ltd.	199,008	3,494
Yokohama Rubber Co. Ltd.	157,412	3,442
Shimamura Co. Ltd.	51,502	3,427
Gunma Bank Ltd.	406,972	3,394
J Front Retailing Co. Ltd.	277,238	3,393
Nichirei Corp.	245,902	3,373
Advance Residence Investment Corp.	3,237	3,335
Mitsubishi Gas Chemical Co. Inc.	217,990	3,321
Yamaha Corp.	443,583	3,242
Japan Airlines Co. Ltd.	175,741	3,184
Coca-Cola Bottlers Japan Holdings Inc.	169,299	3,181
Hamamatsu Photonics KK	343,478	3,176
Nikon Corp.	329,504	3,168
Alfresa Holdings Corp.	208,900	3,154
Tokyo Century Corp.	298,732	3,146
Horiba Ltd.	45,920	3,139
Keikyu Corp.	297,904	3,100
Takasago Thermal Engineering Co. Ltd.	69,898	3,093
Japan Steel Works Ltd.	74,981	3,090
GMO Payment Gateway Inc.	49,092	3,075
Japan Hotel REIT Investment Corp.	6,159	3,046
Koei Tecmo Holdings Co. Ltd.	176,886	3,035
Toho Gas Co. Ltd.	100,782	3,015
Sankyo Co. Ltd.	196,390	2,989
Cosmo Energy Holdings Co. Ltd.	72,009	2,955
COMSYS Holdings Corp.	132,291	2,932
Stanley Electric Co. Ltd.	154,949	2,904
Air Water Inc.	212,369	2,896
Rinnai Corp.	127,908	2,865
Zenkoku Hosho Co. Ltd.	131,730	2,858
Nagoya Railroad Co. Ltd.	233,850	2,852
Kewpie Corp.	123,074	2,799
Topcon Corp.	122,614	2,785
Sumitomo Heavy Industries Ltd.	133,603	2,782
BIPROGY Inc.	85,099	2,779
Nikkon Holdings Co. Ltd.	134,606	2,778
Koito Manufacturing Co. Ltd.	229,142	2,775
SUMCO Corp.	401,752	2,771
Suzuken Co. Ltd.	76,493	2,764
Sumitomo Rubber Industries Ltd.	218,045	2,746
Cosmos Pharmaceutical Corp.	42,652	2,744
Keihan Holdings Co. Ltd.	111,943	2,742
TechnoPro Holdings Inc.	122,023	2,721
DeNA Co. Ltd.	100,535	2,718
Sekisui House REIT Inc.	5,034	2,716
Japan Prime Realty Investment Corp.	1,092	2,697
77 Bank Ltd.	85,570	2,682
EXEO Group Inc.	229,368	2,678
United Urban Investment Corp.	2,535	2,668
Kobayashi Pharmaceutical Co. Ltd.	69,714	2,660
Yamaguchi Financial Group Inc.	224,504	2,652
Takashimaya Co. Ltd.	343,614	2,649
Hirogin Holdings Inc.	318,126	2,644
Kansai Paint Co. Ltd.	174,986	2,638
Tokyo Ohka Kogyo Co. Ltd.	119,548	2,630
DMG Mori Co. Ltd.	151,024	2,625
Iida Group Holdings Co. Ltd.	165,438	2,619
Sundrug Co. Ltd.	78,093	2,602
Toyo Seikan Group Holdings Ltd.	148,831	2,598
Sankyu Inc.	59,168	2,590
Kokusai Electric Corp.	138,200	2,552
Tokyo Seimitsu Co. Ltd.	45,721	2,551
Mitsui Fudosan Logistics Park Inc.	3,565	2,545
Kamigumi Co. Ltd.	103,485	2,533
Mitsubishi Logistics Corp.	361,800	2,497
Goldwin Inc.	42,832	2,456
Kandenko Co. Ltd.	123,114	2,440
46

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nishi-Nippon Financial Holdings Inc.	165,842	2,436
	Hokuhoku Financial Group Inc.	135,105	2,423
	Internet Initiative Japan Inc.	129,892	2,409
	Alps Alpine Co. Ltd.	236,520	2,403
	Miura Co. Ltd.	112,443	2,395
	Nippon Gas Co. Ltd.	129,251	2,384
	Seino Holdings Co. Ltd.	151,110	2,378
	Yamato Kogyo Co. Ltd.	39,854	2,373
	Kakaku.com Inc.	133,369	2,359
	Mitsubishi Materials Corp.	149,368	2,356
	Iwatani Corp.	244,444	2,341
	Tomy Co. Ltd.	106,086	2,336
	Japan Airport Terminal Co. Ltd.	81,183	2,335
	Tsumura & Co.	77,565	2,332
	Furukawa Electric Co. Ltd.	73,673	2,327
	Daicel Corp.	273,179	2,325
	Socionext Inc.	215,600	2,319
[1]	Aozora Bank Ltd.	166,721	2,302
	Industrial & Infrastructure Fund Investment Corp.	2,807	2,296
	Nifco Inc.	92,410	2,291
	Kagome Co. Ltd.	109,934	2,263
	Kokuyo Co. Ltd.	110,107	2,256
	Hisamitsu Pharmaceutical Co. Inc.	74,103	2,249
	Toyo Tire Corp.	119,830	2,240
	Nihon Kohden Corp.	184,902	2,234
	Kyushu Financial Group Inc.	442,391	2,233
	Amano Corp.	76,480	2,227
	Nippon Accommodations Fund Inc.	2,730	2,227
*	Mercari Inc.	137,223	2,224
	Taiyo Yuden Co. Ltd.	147,281	2,221
	NSK Ltd.	504,410	2,203
	Toho Holdings Co. Ltd.	67,260	2,199
	Yamada Holdings Co. Ltd.	681,773	2,197
	Macnica Holdings Inc.	157,977	2,196
	Chugin Financial Group Inc.	195,401	2,195
	Park24 Co. Ltd.	154,212	2,185
	Dexerials Corp.	185,840	2,183
	Sugi Holdings Co. Ltd.	102,993	2,163
	Japan Logistics Fund Inc.	3,307	2,163
	Aeon Mall Co. Ltd.	112,701	2,162
	Hakuhodo DY Holdings Inc.	284,643	2,140
	Daishi Hokuetsu Financial Group Inc.	97,096	2,126
	LaSalle Logiport REIT	2,216	2,114
	ADEKA Corp.	116,838	2,106
	Nichias Corp.	62,439	2,101
	Yaoko Co. Ltd.	31,301	2,096
	Welcia Holdings Co. Ltd.	118,864	2,096
	Makino Milling Machine Co. Ltd.	26,513	2,091
	JTEKT Corp.	270,210	2,087
	Mitsubishi Motors Corp.	748,591	2,072
	Nankai Electric Railway Co. Ltd.	130,790	2,071
	JGC Holdings Corp.	255,314	2,042
	Morinaga Milk Industry Co. Ltd.	85,626	2,035
	Nabtesco Corp.	134,321	2,016
	NHK Spring Co. Ltd.	180,841	2,010
	Nissui Corp.	330,275	2,009
	Fuji Soft Inc.	29,006	1,992
	Maruwa Co. Ltd.	9,662	1,987
	Ezaki Glico Co. Ltd.	60,158	1,985
	Zeon Corp.	200,914	1,970
	Canon Marketing Japan Inc.	55,589	1,968
	Fuyo General Lease Co. Ltd.	70,233	1,960
	Activia Properties Inc.	816	1,957
	INFRONEER Holdings Inc.	229,295	1,956
	Shiga Bank Ltd.	48,164	1,937
	Ulvac Inc.	57,075	1,936
	NSD Co. Ltd.	82,052	1,932
	Kyudenko Corp.	57,418	1,929
	Chugoku Electric Power Co. Inc.	362,767	1,928
	Nippon Electric Glass Co. Ltd.	84,264	1,928
47

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Sawai Group Holdings Co. Ltd.	133,444	1,923
	Casio Computer Co. Ltd.	245,660	1,921
	DIC Corp.	96,819	1,889
	House Foods Group Inc.	96,254	1,887
	Toda Corp.	296,220	1,887
	Maruichi Steel Tube Ltd.	79,527	1,879
	Hazama Ando Corp.	187,359	1,866
	Teijin Ltd.	221,406	1,856
	Nagase & Co. Ltd.	104,785	1,846
	GS Yuasa Corp.	104,138	1,829
*	SHIFT Inc.	199,400	1,825
	ABC-Mart Inc.	96,998	1,804
	AEON REIT Investment Corp.	2,059	1,802
	Mitsui Mining & Smelting Co. Ltd.	66,245	1,801
	Nippon Kayaku Co. Ltd.	190,618	1,796
	Kose Corp.	41,566	1,793
[1]	NS Solutions Corp.	74,996	1,779
	Bic Camera Inc.	165,593	1,776
	Penta-Ocean Construction Co. Ltd.	309,375	1,775
	Senko Group Holdings Co. Ltd.	148,610	1,767
	Dowa Holdings Co. Ltd.	54,929	1,762
	Sumitomo Bakelite Co. Ltd.	75,600	1,758
	SHO-BOND Holdings Co. Ltd.	48,686	1,748
	Mori Hills REIT Investment Corp.	1,890	1,740
	Tokuyama Corp.	84,782	1,731
	Rakus Co. Ltd.	113,401	1,723
	Frontier Real Estate Investment Corp.	3,093	1,717
	UBE Corp.	116,900	1,715
	Wacoal Holdings Corp.	49,067	1,713
*	Visional Inc.	28,163	1,704
	OBIC Business Consultants Co. Ltd.	35,306	1,697
	Kanematsu Corp.	97,614	1,695
	Yoshinoya Holdings Co. Ltd.	77,302	1,694
	Workman Co. Ltd.	53,681	1,692
	Calbee Inc.	83,950	1,689
	Relo Group Inc.	126,616	1,673
	K's Holdings Corp.	173,860	1,665
	MEITEC Group Holdings Inc.	80,643	1,655
	Modec Inc.	54,409	1,651
*	Konica Minolta Inc.	532,741	1,635
	Kotobuki Spirits Co. Ltd.	109,765	1,634
	Jeol Ltd.	50,624	1,628
	NOK Corp.	117,729	1,627
	Comforia Residential REIT Inc.	835	1,623
	Inaba Denki Sangyo Co. Ltd.	61,460	1,619
	Takara Holdings Inc.	200,479	1,618
	Mabuchi Motor Co. Ltd.	110,122	1,609
	Anritsu Corp.	160,653	1,606
[1]	NTT UD REIT Investment Corp.	1,708	1,604
	GMO internet group Inc.	68,012	1,599
	Nippon Shokubai Co. Ltd.	135,208	1,585
*	Money Forward Inc.	52,801	1,582
	Mitsui-Soko Holdings Co. Ltd.	76,500	1,577
	Toridoll Holdings Corp.	52,700	1,577
	San-In Godo Bank Ltd.	176,298	1,566
	Hulic REIT Inc.	1,530	1,566
	Nojima Corp.	87,000	1,564
	Morinaga & Co. Ltd.	86,820	1,548
[1]	Colowide Co. Ltd.	122,837	1,547
	Pigeon Corp.	127,595	1,545
	Resorttrust Inc.	149,788	1,542
	Nippon Shinyaku Co. Ltd.	59,660	1,538
	SWCC Corp.	33,699	1,531
	H2O Retailing Corp.	111,712	1,528
	Daiwabo Holdings Co. Ltd.	90,180	1,527
	Aica Kogyo Co. Ltd.	65,655	1,522
	SBI Sumishin Net Bank Ltd.	51,800	1,512
	Tokai Carbon Co. Ltd.	233,886	1,509
	Daiwa Securities Living Investments Corp.	2,386	1,506
	Shikoku Electric Power Co. Inc.	182,925	1,503
48

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Japan Elevator Service Holdings Co. Ltd.	69,500	1,503
	Organo Corp.	31,372	1,502
	Taiyo Holdings Co. Ltd.	40,540	1,501
	Rengo Co. Ltd.	267,526	1,493
*	PeptiDream Inc.	109,330	1,488
[1]	Ito En Ltd.	62,134	1,487
	Fuji Corp.	99,836	1,485
	Toyoda Gosei Co. Ltd.	76,759	1,474
*	Sharp Corp.	248,315	1,472
	Mirait One Corp.	93,138	1,465
	Kusuri no Aoki Holdings Co. Ltd.	61,378	1,462
	Suruga Bank Ltd.	164,683	1,459
	Hanwa Co. Ltd.	43,929	1,456
	Toei Co. Ltd.	39,740	1,456
	Sanki Engineering Co. Ltd.	56,698	1,449
	Toei Animation Co. Ltd.	59,350	1,435
	Citizen Watch Co. Ltd.	247,081	1,429
	Tokyu REIT Inc.	1,139	1,425
	SKY Perfect JSAT Holdings Inc.	175,530	1,419
	Denka Co. Ltd.	103,771	1,416
	Mitsui E&S Co. Ltd.	110,957	1,416
	Sotetsu Holdings Inc.	92,738	1,414
	Seven Bank Ltd.	783,672	1,410
	DCM Holdings Co. Ltd.	147,662	1,404
	Nippon Television Holdings Inc.	60,200	1,394
	Mitsubishi Estate Logistics REIT Investment Corp.	1,705	1,392
	Daiwa Office Investment Corp.	645	1,382
	Kaneka Corp.	56,430	1,379
	Mori Trust REIT Inc.	3,102	1,377
	Daido Steel Co. Ltd.	182,325	1,374
	Yodogawa Steel Works Ltd.	33,870	1,371
	Sangetsu Corp.	67,305	1,369
	Ship Healthcare Holdings Inc.	94,210	1,367
	Round One Corp.	220,103	1,366
	Nihon M&A Center Holdings Inc.	332,824	1,358
	Harmonic Drive Systems Inc.	57,720	1,357
	Meidensha Corp.	49,315	1,355
	Fujitsu General Ltd.	68,440	1,343
	PAL GROUP Holdings Co. Ltd.	48,804	1,343
	Okumura Corp.	42,985	1,333
[1]	TBS Holdings Inc.	39,537	1,326
	Ain Holdings Inc.	34,307	1,322
	Osaka Soda Co. Ltd.	126,695	1,321
	Juroku Financial Group Inc.	38,837	1,314
*	Sansan Inc.	95,885	1,310
	Mizuho Leasing Co. Ltd.	177,530	1,308
	JVCKenwood Corp.	174,975	1,306
	OKUMA Corp.	58,080	1,305
	Japan Excellent Inc.	1,433	1,295
	Sumitomo Warehouse Co. Ltd.	66,636	1,294
	DTS Corp.	45,312	1,289
	Tsubakimoto Chain Co.	106,032	1,288
	Duskin Co. Ltd.	48,995	1,288
	Nipro Corp.	143,848	1,275
	Tokyo Kiraboshi Financial Group Inc.	32,265	1,275
	Acom Co. Ltd.	454,726	1,274
	Sinfonia Technology Co. Ltd.	29,778	1,273
	EDION Corp.	94,957	1,267
	Kanadevia Corp.	197,034	1,264
	Takeuchi Manufacturing Co. Ltd.	40,141	1,257
	Max Co. Ltd.	42,418	1,251
	NIPPON REIT Investment Corp.	2,134	1,246
	Kyoritsu Maintenance Co. Ltd.	58,376	1,239
	Seria Co. Ltd.	60,657	1,231
[1]	Hokuetsu Corp.	159,956	1,224
	Japan Petroleum Exploration Co. Ltd.	170,285	1,222
	Hyakugo Bank Ltd.	251,738	1,220
	Simplex Holdings Inc.	57,600	1,219
	Mizuno Corp.	67,545	1,205
	H.U. Group Holdings Inc.	61,042	1,198
49

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Dentsu Soken Inc.	27,292	1,195
	Monogatari Corp.	45,826	1,195
	Yonex Co. Ltd.	72,928	1,193
	Inabata & Co. Ltd.	55,398	1,189
	Nishi-Nippon Railroad Co. Ltd.	77,347	1,189
	Fuji Oil Co. Ltd.	54,090	1,187
	Create Restaurants Holdings Inc.	121,376	1,183
	Daiseki Co. Ltd.	46,284	1,180
	Nishimatsu Construction Co. Ltd.	31,721	1,180
	Toyota Boshoku Corp.	82,126	1,178
	Kiyo Bank Ltd.	69,000	1,173
	Arcs Co. Ltd.	58,241	1,172
*	Sanken Electric Co. Ltd.	26,496	1,170
	Heiwa Real Estate REIT Inc.	1,270	1,170
	Kumagai Gumi Co. Ltd.	39,237	1,169
	Digital Garage Inc.	37,048	1,165
	Okamura Corp.	83,523	1,160
	North Pacific Bank Ltd.	330,493	1,155
	Kaken Pharmaceutical Co. Ltd.	40,239	1,146
	Rorze Corp.	113,460	1,142
	AEON Financial Service Co. Ltd.	137,631	1,139
	FP Corp.	52,686	1,136
	Star Asia Investment Corp.	2,965	1,136
	UACJ Corp.	33,569	1,133
	Shochiku Co. Ltd.	12,056	1,129
*	Sumitomo Pharma Co. Ltd.	203,862	1,125
	Izumi Co. Ltd.	48,715	1,122
	GungHo Online Entertainment Inc.	52,934	1,120
	Kissei Pharmaceutical Co. Ltd.	42,552	1,117
	Ushio Inc.	92,837	1,117
	Pilot Corp.	39,784	1,110
	Japan Securities Finance Co. Ltd.	92,481	1,107
	As One Corp.	69,768	1,106
	Fukuoka REIT Corp.	1,007	1,102
	Taikisha Ltd.	67,134	1,099
	Toagosei Co. Ltd.	116,614	1,097
	Sun Corp.	20,088	1,097
	Lintec Corp.	57,267	1,095
	Fuji Media Holdings Inc.	52,684	1,091
	Nakanishi Inc.	83,034	1,084
	Heiwa Real Estate Co. Ltd.	32,835	1,082
	JINS Holdings Inc.	17,230	1,081
[1]	Hoshino Resorts REIT Inc.	700	1,077
	ARE Holdings Inc.	86,516	1,075
	Senshu Ikeda Holdings Inc.	325,064	1,073
	Leopalace21 Corp.	261,576	1,072
	Financial Partners Group Co. Ltd.	67,618	1,067
	Monex Group Inc.	211,018	1,062
[1]	Mitsubishi Logisnext Co. Ltd.	75,561	1,061
	Sumitomo Osaka Cement Co. Ltd.	38,726	1,058
	Tokyo Steel Manufacturing Co. Ltd.	93,349	1,055
	CKD Corp.	72,245	1,053
*	Hino Motors Ltd.	330,256	1,050
	Daihen Corp.	23,607	1,042
	Nippon Soda Co. Ltd.	55,444	1,040
	Glory Ltd.	58,943	1,038
	Aichi Financial Group Inc.	53,843	1,032
[1]	OSG Corp.	86,697	1,031
	Meiko Electronics Co. Ltd.	23,418	1,029
	Hokuriku Electric Power Co.	200,042	1,028
	Starts Corp. Inc.	37,760	1,027
	TOKAI Holdings Corp.	145,775	1,022
	Exedy Corp.	33,963	1,020
	Kato Sangyo Co. Ltd.	29,099	1,018
	JAFCO Group Co. Ltd.	60,265	1,015
	Valor Holdings Co. Ltd.	57,725	1,010
	Daiichikosho Co. Ltd.	86,314	1,009
	Justsystems Corp.	41,842	1,001
	TS Tech Co. Ltd.	87,822	993
	Hokkaido Electric Power Co. Inc.	208,070	989
50

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Okasan Securities Group Inc.	220,756	986
	Takuma Co. Ltd.	76,252	983
	Paramount Bed Holdings Co. Ltd.	60,922	981
*,1	Metaplanet Inc.	359,200	979
	Dai-Dan Co. Ltd.	33,638	978
	Itoham Yonekyu Holdings Inc.	31,127	976
	Joyful Honda Co. Ltd.	68,814	976
[1]	Anycolor Inc.	37,800	975
	Heiwa Corp.	62,456	972
	Seiko Group Corp.	36,793	971
	Nippn Corp.	61,563	970
	Saizeriya Co. Ltd.	29,981	966
	Nihon Parkerizing Co. Ltd.	115,951	966
	Maruha Nichiro Corp.	42,132	963
	Nisshin Oillio Group Ltd.	27,590	952
	Ferrotec Holdings Corp.	54,941	949
	Bunka Shutter Co. Ltd.	65,948	944
	KYB Corp.	46,154	943
	Megmilk Snow Brand Co. Ltd.	51,306	943
	TKC Corp.	33,364	940
	Toyo Ink SC Holdings Co. Ltd.	45,522	939
	Global One Real Estate Investment Corp.	1,120	935
	PALTAC Corp.	33,552	930
	Nisshinbo Holdings Inc.	154,511	924
	Tadano Ltd.	132,666	919
	Open Up Group Inc.	70,474	908
	Fuji Seal International Inc.	50,503	902
	Namura Shipbuilding Co. Ltd.	63,900	902
	Hokkoku Financial Holdings Inc.	24,184	901
	Ohsho Food Service Corp.	39,750	899
	TOMONY Holdings Inc.	233,008	893
	Tokai Tokyo Financial Holdings Inc.	270,034	892
	Ariake Japan Co. Ltd.	21,117	887
	Musashi Seimitsu Industry Co. Ltd.	51,504	886
	Nanto Bank Ltd.	32,121	880
	Aiful Corp.	349,942	874
	Royal Holdings Co. Ltd.	47,979	874
	Appier Group Inc.	99,000	873
	Aichi Steel Corp.	14,747	869
	Raito Kogyo Co. Ltd.	46,588	867
	Arata Corp.	38,798	865
	Mixi Inc.	38,942	865
	Daiei Kankyo Co. Ltd.	42,200	865
	Fujimi Inc.	65,830	862
	Kureha Corp.	49,178	861
	C Uyemura & Co. Ltd.	13,300	861
	Tamron Co. Ltd.	38,054	860
	Seiren Co. Ltd.	55,282	859
	Katitas Co. Ltd.	58,600	849
	Nitto Boseki Co. Ltd.	31,769	844
	Aeon Delight Co. Ltd.	22,414	843
	Bank of Nagoya Ltd.	16,018	843
	FCC Co. Ltd.	40,838	838
	Nippon Paper Industries Co. Ltd.	108,109	836
	JMDC Inc.	36,900	833
	ARCLANDS Corp.	68,376	831
	Maruzen Showa Unyu Co. Ltd.	19,738	830
	Pola Orbis Holdings Inc.	90,352	830
	Micronics Japan Co. Ltd.	39,047	827
	San-A Co. Ltd.	41,232	819
	Nishimatsuya Chain Co. Ltd.	52,880	818
	Noritake Co. Ltd.	31,280	815
	Yellow Hat Ltd.	85,532	815
	Maeda Kosen Co. Ltd.	57,000	813
	Fukuyama Transporting Co. Ltd.	32,745	812
	KOMEDA Holdings Co. Ltd.	40,058	810
	Chugoku Marine Paints Ltd.	55,136	801
	Musashino Bank Ltd.	36,151	801
	Sanyo Denki Co. Ltd.	11,659	801
	Toyo Construction Co. Ltd.	84,870	796
51

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Kanamoto Co. Ltd.	35,275	791
	Mitsubishi Shokuhin Co. Ltd.	21,135	791
[1]	Token Corp.	8,466	791
	Ogaki Kyoritsu Bank Ltd.	48,619	789
	Systena Corp.	301,120	788
	Tokai Rika Co. Ltd.	52,870	787
	U-Next Holdings Co. Ltd.	54,882	785
	Noritsu Koki Co. Ltd.	24,705	780
	Takasago International Corp.	16,533	777
	SMS Co. Ltd.	83,268	772
	Autobacs Seven Co. Ltd.	74,314	771
	Iino Kaiun Kaisha Ltd.	105,595	770
	Sakata Seed Corp.	33,250	770
[1]	Towa Corp.	82,414	769
	Hankyu Hanshin REIT Inc.	759	767
	MOS Food Services Inc.	29,486	764
	Heiwado Co. Ltd.	40,962	763
	Toa Corp.	78,872	762
	Jaccs Co. Ltd.	28,684	760
	Komeri Co. Ltd.	35,670	760
	Hiday Hidaka Corp.	34,349	749
	Awa Bank Ltd.	38,823	746
	Mitsubishi Pencil Co. Ltd.	48,092	746
	Okinawa Cellular Telephone Co.	25,156	746
	Chudenko Corp.	30,282	745
	Riken Keiki Co. Ltd.	39,740	741
	Nippon Light Metal Holdings Co. Ltd.	70,934	740
	Aoyama Trading Co. Ltd.	51,382	738
	MCJ Co. Ltd.	78,308	732
	Shoei Co. Ltd.	61,400	721
	NTN Corp.	467,417	720
[1]	Ichigo Office REIT Investment Corp.	1,231	719
	Tocalo Co. Ltd.	62,056	715
	CRE Logistics REIT Inc.	711	714
	San-Ai Obbli Co. Ltd.	60,642	712
	Totetsu Kogyo Co. Ltd.	32,270	712
	Kohnan Shoji Co. Ltd.	26,877	708
	KH Neochem Co. Ltd.	39,837	706
	Infomart Corp.	264,632	705
	Hyakujushi Bank Ltd.	30,278	703
	Kaga Electronics Co. Ltd.	39,136	701
	Kurabo Industries Ltd.	16,004	701
	Takara Standard Co. Ltd.	55,481	701
	Yamazen Corp.	71,092	699
	Yokogawa Bridge Holdings Corp.	38,159	699
	Hamakyorex Co. Ltd.	74,316	694
	Funai Soken Holdings Inc.	43,356	693
	Matsui Securities Co. Ltd.	133,923	691
[1]	Mirai Corp.	2,375	691
	Create SD Holdings Co. Ltd.	32,199	686
	Fuji Kyuko Co. Ltd.	46,793	683
	Hosiden Corp.	50,634	680
	Shibaura Machine Co. Ltd.	26,893	679
	Itoki Corp.	53,900	678
	Earth Corp.	18,839	678
	ZERIA Pharmaceutical Co. Ltd.	41,305	677
	Zuken Inc.	18,735	677
	SOSiLA Logistics REIT Inc.	875	677
	Nittetsu Mining Co. Ltd.	15,544	676
	Morita Holdings Corp.	44,916	670
	Taihei Dengyo Kaisha Ltd.	19,530	668
	Transcosmos Inc.	30,577	668
[1]	Sakura Internet Inc.	28,600	666
	Oki Electric Industry Co. Ltd.	99,910	665
	Toyobo Co. Ltd.	107,092	664
	Gunze Ltd.	36,844	662
	Mitsuuroko Group Holdings Co. Ltd.	52,400	662
	Life Corp.	45,620	661
	Happinet Corp.	17,534	658
	Keiyo Bank Ltd.	112,953	658
52

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Ichigo Inc.	242,743	655
	Trusco Nakayama Corp.	43,918	655
	Takara Leben Real Estate Investment Corp.	1,098	654
	Japan Lifeline Co. Ltd.	60,808	651
	Maxell Ltd.	53,102	651
[1]	Kasumigaseki Capital Co. Ltd.	7,545	651
	Japan Wool Textile Co. Ltd.	62,600	648
	Adastria Co. Ltd.	31,372	641
*,1	Medley Inc.	26,400	637
	Nichiha Corp.	31,168	632
	Ai Holdings Corp.	42,636	631
	Doutor Nichires Holdings Co. Ltd.	33,471	627
	Wakita & Co. Ltd.	50,699	626
	YAMABIKO Corp.	41,747	625
	Nippon Densetsu Kogyo Co. Ltd.	41,038	624
	Showa Sangyo Co. Ltd.	29,486	624
	Ricoh Leasing Co. Ltd.	16,137	621
	Itochu Enex Co. Ltd.	57,488	620
	Japan Aviation Electronics Industry Ltd.	38,691	620
	Kitz Corp.	80,988	618
	Central Automotive Products Ltd.	52,200	618
	Sakata INX Corp.	47,506	617
*,1	Atom Corp.	134,451	616
*	Nxera Pharma Co. Ltd.	98,200	615
	Fukuda Denshi Co. Ltd.	14,442	613
	United Super Markets Holdings Inc.	94,987	611
	Tonami Holdings Co. Ltd.	8,569	609
	Mitsui High-Tec Inc.	130,140	608
	Topre Corp.	49,712	607
	Galilei Co. Ltd.	30,196	606
	Tosei Corp.	35,873	605
	Fujita Kanko Inc.	9,565	604
	Furukawa Co. Ltd.	40,847	604
	AZ-COM MARUWA Holdings Inc.	65,188	603
	Menicon Co. Ltd.	60,984	603
[1]	Nomura Micro Science Co. Ltd.	36,800	603
	Eizo Corp.	42,020	601
	Daio Paper Corp.	94,166	601
	Tsurumi Manufacturing Co. Ltd.	25,904	601
	Okamoto Industries Inc.	17,029	600
	Eiken Chemical Co. Ltd.	38,456	598
	Wacom Co. Ltd.	156,331	598
	Nitto Kogyo Corp.	28,477	598
	Mochida Pharmaceutical Co. Ltd.	27,580	597
	Cybozu Inc.	28,688	595
[1]	Tsuburaya Fields Holdings Inc.	45,542	595
	Ichibanya Co. Ltd.	89,120	593
	Hogy Medical Co. Ltd.	20,696	592
	Konoike Transport Co. Ltd.	32,259	592
	Argo Graphics Inc.	16,700	590
	Sumitomo Mitsui Construction Co. Ltd.	166,432	590
	Shinmaywa Industries Ltd.	62,629	590
	Tsukishima Holdings Co. Ltd.	41,837	587
	Zacros Corp.	21,130	586
	JCU Corp.	26,498	585
	Nohmi Bosai Ltd.	25,000	582
	Elecom Co. Ltd.	49,422	580
	Nichicon Corp.	70,914	580
	Nishio Holdings Co. Ltd.	20,133	579
	Mani Inc.	71,815	578
	Dip Corp.	39,706	577
	Fuji Co. Ltd.	39,416	576
[1]	Kumiai Chemical Industry Co. Ltd.	107,737	575
	Premium Group Co. Ltd.	38,500	575
	Mitsuboshi Belting Ltd.	22,901	574
	Sumitomo Densetsu Co. Ltd.	15,535	571
	Japan Material Co. Ltd.	68,136	571
	SIGMAXYZ Holdings Inc.	77,800	570
	JBCC Holdings Inc.	68,000	570
	Shin Nippon Air Technologies Co. Ltd.	38,500	569
53

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Hibiya Engineering Ltd.	23,195	567
	Totech Corp.	31,200	566
	Mitani Sekisan Co. Ltd.	11,900	565
	Kyokuto Kaihatsu Kogyo Co. Ltd.	33,562	564
	WingArc1st Inc.	21,100	564
[1]	HIS Co. Ltd.	47,248	563
	Toshiba TEC Corp.	29,687	560
	Towa Pharmaceutical Co. Ltd.	30,180	560
	Zojirushi Corp.	58,298	560
	Digital Arts Inc.	11,256	557
	Nikkiso Co. Ltd.	66,720	557
	Nitta Corp.	21,611	556
	Central Glass Co. Ltd.	26,516	555
	Nextage Co. Ltd.	44,500	555
	Tri Chemical Laboratories Inc.	31,100	555
	Noevir Holdings Co. Ltd.	19,127	553
	Nomura Co. Ltd.	91,140	550
	Fuso Chemical Co. Ltd.	22,612	549
	Nagawa Co. Ltd.	12,700	547
	Toho Bank Ltd.	221,050	545
	Yurtec Corp.	42,051	543
	Torii Pharmaceutical Co. Ltd.	16,542	542
	Konishi Co. Ltd.	68,560	539
	Uchida Yoko Co. Ltd.	9,859	539
	TSI Holdings Co. Ltd.	71,184	536
	Nichireki Group Co. Ltd.	31,000	536
	Shikoku Kasei Holdings Corp.	41,044	529
	Nissan Shatai Co. Ltd.	71,410	528
	Starzen Co. Ltd.	61,896	528
	ASKUL Corp.	49,510	527
	IDOM Inc.	68,153	525
	Onward Holdings Co. Ltd.	129,159	523
	TRE Holdings Corp.	48,200	519
	Prima Meat Packers Ltd.	32,165	518
	Sinko Industries Ltd.	61,227	518
	Belc Co. Ltd.	10,458	517
	Future Corp.	41,032	517
[1]	Change Holdings Inc.	54,400	517
	Shibuya Corp.	23,704	515
	One REIT Inc.	305	513
	Daiichi Jitsugyo Co. Ltd.	31,971	512
	Megachips Corp.	15,717	511
[1]	Kura Sushi Inc.	22,910	511
	Prestige International Inc.	108,506	510
[1]	Piolax Inc.	33,288	510
	Nichiden Corp.	25,440	508
	Genky DrugStores Co. Ltd.	19,800	508
	Toyo Tanso Co. Ltd.	18,035	507
	Noritz Corp.	41,141	506
	Ringer Hut Co. Ltd.	32,398	506
	Broadleaf Co. Ltd.	104,426	506
	Mitsui DM Sugar Co. Ltd.	20,929	501
	Tsugami Corp.	40,662	501
	Kisoji Co. Ltd.	30,700	500
	Computer Engineering & Consulting Ltd.	33,528	499
	Kyorin Pharmaceutical Co. Ltd.	48,287	499
	First Bank of Toyama Ltd.	64,671	498
	Idec Corp.	30,979	496
	Sun Frontier Fudousan Co. Ltd.	36,204	495
	S&B Foods Inc.	25,000	495
	TOA ROAD Corp.	46,245	494
	Pacific Industrial Co. Ltd.	55,992	492
	Kosaido Holdings Co. Ltd.	142,200	492
	Furuno Electric Co. Ltd.	27,389	488
[1]	Senshu Electric Co. Ltd.	15,862	488
	United Arrows Ltd.	30,778	486
	Axial Retailing Inc.	63,736	485
	T Hasegawa Co. Ltd.	24,099	483
	Aisan Industry Co. Ltd.	35,651	482
	Sinanen Holdings Co. Ltd.	10,360	482
54

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nagaileben Co. Ltd.	32,383	477
	Lifedrink Co. Inc.	39,844	474
	Yamanashi Chuo Bank Ltd.	33,156	473
	Shin-Etsu Polymer Co. Ltd.	45,932	471
	Tenma Corp.	18,834	470
	Teikoku Sen-I Co. Ltd.	27,103	469
	Sumitomo Riko Co. Ltd.	40,933	468
	Tokyo Electron Device Ltd.	22,516	467
	Raksul Inc.	57,900	467
	eGuarantee Inc.	37,600	466
	Transaction Co. Ltd.	26,100	464
	PILLAR Corp.	18,200	463
	Hosokawa Micron Corp.	16,542	461
	Yuasa Trading Co. Ltd.	15,026	460
	Shibaura Mechatronics Corp.	9,800	460
	CTI Engineering Co. Ltd.	27,600	460
	BML Inc.	22,003	459
	DyDo Group Holdings Inc.	22,439	459
	Ryobi Ltd.	31,477	459
	Goldcrest Co. Ltd.	19,926	457
	Ishihara Sangyo Kaisha Ltd.	37,039	456
	Npr Riken Corp.	27,520	456
	Chiba Kogyo Bank Ltd.	52,400	455
	Nippon Yakin Kogyo Co. Ltd.	15,931	452
	Tokyotokeiba Co. Ltd.	15,330	451
	Shofu Inc.	29,500	451
	Nippon Kanzai Holdings Co. Ltd.	23,525	448
	Oita Bank Ltd.	18,729	447
	Marusan Securities Co. Ltd.	73,929	446
	UT Group Co. Ltd.	31,700	446
	Kamei Corp.	33,096	445
	Mandom Corp.	46,427	443
	Nippon Seiki Co. Ltd.	57,791	443
	Japan Investment Adviser Co. Ltd.	38,700	443
	Joshin Denki Co. Ltd.	28,314	442
	Tokyu Construction Co. Ltd.	75,180	436
	Sekisui Jushi Corp.	33,371	436
	Matsuyafoods Holdings Co. Ltd.	10,463	435
	Tokai Corp.	29,318	431
	Vital KSK Holdings Inc.	46,842	431
	Oiles Corp.	28,671	429
	Star Micronics Co. Ltd.	37,343	428
	TPR Co. Ltd.	28,772	428
	TechMatrix Corp.	30,000	428
	Fujibo Holdings Inc.	12,249	427
	JAC Recruitment Co. Ltd.	72,636	422
	Nippon Signal Co. Ltd.	61,321	421
	San ju San Financial Group Inc.	26,173	421
	Yamae Group Holdings Co. Ltd.	23,200	421
	Kameda Seika Co. Ltd.	15,138	420
[1]	Shoei Foods Corp.	14,741	420
	Qol Holdings Co. Ltd.	26,127	420
	Futaba Industrial Co. Ltd.	75,529	418
	en Japan Inc.	36,300	417
	Iriso Electronics Co. Ltd.	23,307	417
	Vision Inc.	46,213	417
	Aida Engineering Ltd.	66,934	415
	Altech Corp.	22,100	415
	Hioki EE Corp.	10,359	413
	Japan Pulp & Paper Co. Ltd.	96,090	413
	S Foods Inc.	21,836	412
[1]	Tama Home Co. Ltd.	14,700	412
[1]	TV Asahi Holdings Corp.	22,600	411
	Itochu-Shokuhin Co. Ltd.	6,076	411
	eRex Co. Ltd.	69,961	411
	Milbon Co. Ltd.	21,514	409
	Okinawa Financial Group Inc.	23,580	409
	A&D HOLON Holdings Co. Ltd.	32,563	408
*	Chiyoda Corp.	169,708	406
	Asanuma Corp.	77,100	406
55

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Oyo Corp.	21,602	405
	Ryoyo Ryosan Holdings Inc.	24,076	404
	Osaka Organic Chemical Industry Ltd.	23,900	403
	Eagle Industry Co. Ltd.	31,176	402
[1]	KeePer Technical Laboratory Co. Ltd.	13,826	402
	AOKI Holdings Inc.	45,023	401
	Doshisha Co. Ltd.	25,597	401
	METAWATER Co. Ltd.	28,096	401
	Komori Corp.	44,887	400
	Meisei Industrial Co. Ltd.	40,684	399
	Nissin Corp.	11,849	399
	Takamatsu Construction Group Co. Ltd.	19,629	398
	Daiwa Industries Ltd.	34,777	398
	Tachi-S Co. Ltd.	36,071	398
	Optorun Co. Ltd.	39,900	397
	Valqua Ltd.	18,831	396
	Optex Group Co. Ltd.	36,968	396
	Alconix Corp.	36,620	396
	Geo Holdings Corp.	29,064	395
*	euglena Co. Ltd.	123,508	395
	Retail Partners Co. Ltd.	41,000	394
	Sala Corp.	61,500	394
	Keihanshin Building Co. Ltd.	37,231	392
	Nissha Co. Ltd.	45,728	392
	SBS Holdings Inc.	19,400	389
	Furuya Metal Co. Ltd.	21,600	389
	Procrea Holdings Inc.	34,010	389
	Miyazaki Bank Ltd.	17,571	388
	Belluna Co. Ltd.	56,377	386
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	18,219	386
	Riso Kagaku Corp.	45,166	386
	Orient Corp.	70,174	385
	Pack Corp.	16,946	385
	Kanto Denka Kogyo Co. Ltd.	63,187	383
	ASKA Pharmaceutical Holdings Co. Ltd.	23,504	383
	Aeon Hokkaido Corp.	62,300	381
	Riken Vitamin Co. Ltd.	21,728	379
	Koshidaka Holdings Co. Ltd.	52,768	376
	Mirarth Holdings Inc.	108,312	375
	Nippon Carbon Co. Ltd.	12,751	374
	Nachi-Fujikoshi Corp.	17,413	373
	JSB Co. Ltd.	14,600	372
	Krosaki Harima Corp.	21,124	371
[1]	Starts Proceed Investment Corp.	312	370
*	PKSHA Technology Inc.	18,588	370
	Shizuoka Gas Co. Ltd.	44,738	369
	Japan Transcity Corp.	59,576	368
	Pasona Group Inc.	23,720	368
	Teikoku Electric Manufacturing Co. Ltd.	18,718	366
	Sato Corp.	25,093	363
	Bank of the Ryukyus Ltd.	47,742	362
	Bank of Iwate Ltd.	17,724	362
	Bell System24 Holdings Inc.	43,748	362
	Plus Alpha Consulting Co. Ltd.	31,089	362
	ASAHI YUKIZAI Corp.	13,744	360
	Chori Co. Ltd.	14,152	359
	Seikitokyu Kogyo Co. Ltd.	33,000	359
	SRA Holdings	11,768	358
[1]	Ki-Star Real Estate Co. Ltd.	10,300	358
	Mirai Industry Co. Ltd.	14,395	358
	I'll Inc.	21,900	357
	Anicom Holdings Inc.	84,936	355
	Tokushu Tokai Paper Co. Ltd.	13,560	354
	Torishima Pump Manufacturing Co. Ltd.	25,601	353
	JCR Pharmaceuticals Co. Ltd.	101,032	352
	J-Oil Mills Inc.	24,516	352
	Canon Electronics Inc.	21,516	351
*,1	Remixpoint Inc.	144,384	351
[1]	Ise Chemicals Corp.	2,244	351
	Kurimoto Ltd.	10,545	349
56

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Sanyo Chemical Industries Ltd.	13,852	349
	Restar Corp.	22,227	348
	Yamaichi Electronics Co. Ltd.	24,800	348
	Matsuda Sangyo Co. Ltd.	13,643	347
	World Co. Ltd.	18,700	347
	Nippon Ceramic Co. Ltd.	18,310	346
	Miyaji Engineering Group Inc.	27,014	346
	Avex Inc.	37,255	344
	Strike Co. Ltd.	16,730	344
	Airman Corp.	26,500	344
*	RENOVA Inc.	74,400	341
	Proto Corp.	23,200	341
	ES-Con Japan Ltd.	45,600	340
	Katakura Industries Co. Ltd.	22,500	340
	Yahagi Construction Co. Ltd.	33,286	339
	ESPEC Corp.	21,112	337
	Septeni Holdings Co. Ltd.	131,500	337
	Hakuto Co. Ltd.	12,145	334
	GLOBERIDE Inc.	25,400	333
	Denyo Co. Ltd.	20,229	333
	Arisawa Manufacturing Co. Ltd.	36,500	333
	Sumitomo Seika Chemicals Co. Ltd.	9,959	332
	Sankei Real Estate Inc.	536	332
	Shikoku Bank Ltd.	39,836	331
[1]	Tosei REIT Investment Corp.	378	331
	Sakai Moving Service Co. Ltd.	19,318	330
[1]	HI-LEX Corp.	32,500	330
	Imperial Hotel Ltd.	52,500	330
	Tanseisha Co. Ltd.	45,249	329
	Obara Group Inc.	14,045	327
	Hochiki Corp.	19,100	327
	JP-Holdings Inc.	73,645	327
	Okinawa Electric Power Co. Inc.	49,144	327
	St. Marc Holdings Co. Ltd.	17,934	327
	Kyokuyo Co. Ltd.	11,057	326
	Halows Co. Ltd.	10,661	325
	Shinagawa Refractories Co. Ltd.	28,162	325
	Health Care & Medical Investment Corp.	422	324
	Okura Industrial Co. Ltd.	11,164	323
	Anest Iwata Corp.	41,250	322
	Shinnihon Corp.	27,882	322
	Curves Holdings Co. Ltd.	66,368	322
	France Bed Holdings Co. Ltd.	35,898	321
	Ehime Bank Ltd.	43,841	320
	Raiznext Corp.	30,623	320
	Takara Bio Inc.	55,986	320
	VT Holdings Co. Ltd.	90,194	319
	Onoken Co. Ltd.	30,430	319
	Kyoei Steel Ltd.	22,602	319
	Saibu Gas Holdings Co. Ltd.	26,392	318
	Yamagata Bank Ltd.	35,358	318
	Murakami Corp.	8,199	318
	Kawada Technologies Inc.	13,940	316
	Iwaki Co. Ltd.	18,600	316
	Chofu Seisakusho Co. Ltd.	25,011	315
	Marudai Food Co. Ltd.	24,196	315
	Sintokogio Ltd.	54,078	315
	Akita Bank Ltd.	18,324	314
	TDC Soft Inc.	35,383	313
	Avant Group Corp.	25,000	312
	Weathernews Inc.	12,548	311
	Tamura Corp.	97,647	311
	m-up Holdings Inc.	23,400	309
	Sagami Holdings Corp.	25,411	308
	Godo Steel Ltd.	11,758	307
	Shibusawa Logistics Corp.	13,756	307
	Xebio Holdings Co. Ltd.	33,598	307
	Seika Corp.	9,954	306
	Roland Corp.	13,800	306
	Akatsuki Inc.	12,500	305
57

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Comture Corp.	26,100	305
	ESCON Japan REIT Investment Corp.	387	305
	Chubu Shiryo Co. Ltd.	30,379	304
	Dai Nippon Toryo Co. Ltd.	34,186	304
	Hokuto Corp.	23,605	304
	Hirata Corp.	29,445	304
	Bando Chemical Industries Ltd.	29,003	303
	Chubu Steel Plate Co. Ltd.	20,300	303
	MARUKA FURUSATO Corp.	18,900	303
	Matsuya Co. Ltd.	47,819	302
	Mars Group Holdings Corp.	14,458	302
	Yokorei Co. Ltd.	50,627	302
	Fukui Bank Ltd.	24,496	301
	Daikokutenbussan Co. Ltd.	5,677	301
	Oriental Shiraishi Corp.	114,229	301
[1]	Toyo Gosei Co. Ltd.	8,900	301
*,1	M&A Research Institute Holdings Inc.	33,365	300
	Software Service Inc.	3,400	300
	Yondenko Corp.	31,800	300
	Press Kogyo Co. Ltd.	78,393	299
[1]	Rock Field Co. Ltd.	27,712	299
	Nippon Road Co. Ltd.	21,770	298
	Samty Residential Investment Corp.	459	298
	Daikyonishikawa Corp.	74,245	296
	Unipres Corp.	41,920	295
	Zenrin Co. Ltd.	35,095	295
	GREE Holdings Inc.	78,439	295
	Cosel Co. Ltd.	38,997	294
	Aiphone Co. Ltd.	16,645	293
	Sanyo Electric Railway Co. Ltd.	20,723	293
	Tachibana Eletech Co. Ltd.	17,900	293
	K&O Energy Group Inc.	15,136	293
	Topy Industries Ltd.	20,118	292
*	Oisix ra daichi Inc.	28,354	292
	Yondoshi Holdings Inc.	23,618	291
	NEC Capital Solutions Ltd.	10,266	291
	M&A Capital Partners Co. Ltd.	15,144	291
	NS United Kaiun Kaisha Ltd.	10,955	290
	RS Technologies Co. Ltd.	15,600	290
	Union Tool Co.	11,256	288
	Cawachi Ltd.	14,646	287
*	Nippon Sheet Glass Co. Ltd.	99,982	287
	Ines Corp.	24,888	286
	JM Holdings Co. Ltd.	16,600	286
	gremz Inc.	17,300	286
	Sumida Corp.	42,955	285
	Daito Pharmaceutical Co. Ltd.	19,415	283
	Link & Motivation Inc.	70,300	282
	J Trust Co. Ltd.	102,543	281
	SRE Holdings Corp.	11,383	281
	Siix Corp.	38,036	280
	Hokkaido Gas Co. Ltd.	71,745	280
	Genki Global Dining Concepts Corp.	12,093	279
	Toenec Corp.	35,040	277
	Toho Titanium Co. Ltd.	38,650	276
	Insource Co. Ltd.	43,000	275
*	Kappa Create Co. Ltd.	26,493	273
	Sakai Chemical Industry Co. Ltd.	15,528	273
[1]	Fixstars Corp.	22,100	272
	Asahi Diamond Industrial Co. Ltd.	52,460	271
	Nippon Parking Development Co. Ltd.	162,710	271
	Nissei ASB Machine Co. Ltd.	8,463	270
	Hoosiers Holdings Co. Ltd.	32,400	269
	giftee Inc.	24,741	269
	G-Tekt Corp.	23,304	268
	Riken Technos Corp.	37,993	267
	Ryoden Corp.	15,740	267
	Tekken Corp.	13,742	267
	West Holdings Corp.	24,114	267
	Miroku Jyoho Service Co. Ltd.	20,512	266
58

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	TOC Co. Ltd.	60,192	266
	MEC Co. Ltd.	15,946	264
	Shinwa Co. Ltd.	12,349	262
	Koatsu Gas Kogyo Co. Ltd.	39,573	262
	PHC Holdings Corp.	38,900	262
	Fukuda Corp.	6,976	260
	Management Solutions Co. Ltd.	19,126	259
[1]	Gift Holdings Inc.	10,200	259
	Bank of Saga Ltd.	16,844	258
	Fujicco Co. Ltd.	22,701	258
[1]	OSAKA Titanium Technologies Co. Ltd.	22,114	256
	Nippon Thompson Co. Ltd.	75,094	256
	JDC Corp.	76,100	256
	Base Co. Ltd.	11,700	254
	Key Coffee Inc.	17,322	251
	Komehyo Holdings Co. Ltd.	12,500	251
	Icom Inc.	13,200	250
	Alpen Co. Ltd.	15,028	250
	Nittoku Co. Ltd.	17,600	250
	Osaki Electric Co. Ltd.	41,910	249
	Gakken Holdings Co. Ltd.	35,212	248
	Warabeya Nichiyo Holdings Co. Ltd.	15,939	247
	Wellneo Sugar Co. Ltd.	14,900	247
	Neturen Co. Ltd.	37,640	245
	Nihon Chouzai Co. Ltd.	11,838	244
	Stella Chemifa Corp.	9,259	242
	Toyo Corp.	25,095	242
*	Furukawa Battery Co. Ltd.	25,063	242
	Fujiya Co. Ltd.	14,551	240
	Nippon Denko Co. Ltd.	127,676	240
	Nippon Fine Chemical Co. Ltd.	16,000	240
	Sodick Co. Ltd.	45,514	239
*	Istyle Inc.	72,476	239
	Okabe Co. Ltd.	38,211	238
	ST Corp.	22,649	238
	Okuwa Co. Ltd.	36,977	236
	Aizawa Securities Group Co. Ltd.	26,126	236
	Mitsuba Corp.	39,939	235
	Shin Nippon Biomedical Laboratories Ltd.	23,210	234
	Shinko Shoji Co. Ltd.	37,530	234
	BRONCO BILLY Co. Ltd.	9,359	234
	Chiyoda Co. Ltd.	27,087	232
[1]	Tohokushinsha Film Corp.	57,500	232
	Daiho Corp.	41,120	231
	FULLCAST Holdings Co. Ltd.	20,596	231
	Aichi Corp.	25,582	230
	Nafco Co. Ltd.	18,000	229
	Santec Holdings Corp.	7,850	229
	Enplas Corp.	8,051	228
	LEC Inc.	25,884	228
	Carta Holdings Inc.	21,300	227
	Daikoku Denki Co. Ltd.	12,500	226
	CMK Corp.	81,381	225
	Yokowo Co. Ltd.	26,240	225
	Fujio Food Group Inc.	26,800	225
	Sparx Group Co. Ltd.	22,080	223
	Ichiyoshi Securities Co. Ltd.	43,638	222
	Shinsho Corp.	16,800	221
	Komatsu Matere Co. Ltd.	40,843	220
	Moriroku Co. Ltd.	14,100	218
	Tochigi Bank Ltd.	95,542	216
	Kyokuto Securities Co. Ltd.	22,200	215
	Midac Holdings Co. Ltd.	13,435	215
	Kyodo Printing Co. Ltd.	28,660	213
	Seikagaku Corp.	42,722	212
	Toyo Kanetsu KK	8,460	210
	COLOPL Inc.	62,882	209
	Nippon Rietec Co. Ltd.	18,500	209
*	Miyakoshi Holdings Inc.	23,790	208
	Toa Corp. (XTKS)	31,897	207
59

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	FIDEA Holdings Co. Ltd.	19,690	207
	Ichikoh Industries Ltd.	74,944	206
	Feed One Co. Ltd.	32,468	206
	Mitsubishi Research Institute Inc.	6,571	206
	Giken Ltd.	20,237	203
	Yukiguni Factory Co. Ltd.	25,000	203
[1]	Osaka Steel Co. Ltd.	12,048	202
	Chiyoda Integre Co. Ltd.	10,546	200
	Kojima Co. Ltd.	26,993	200
	Mie Kotsu Group Holdings Inc.	56,836	199
[1]	Universal Entertainment Corp.	25,490	199
	Gamecard-Joyco Holdings Inc.	12,500	199
	Hokkan Holdings Ltd.	15,555	198
	Nihon Nohyaku Co. Ltd.	34,281	198
	Kenko Mayonnaise Co. Ltd.	14,738	198
	G-7 Holdings Inc.	19,800	198
	Softcreate Holdings Corp.	14,396	198
	Pacific Metals Co. Ltd.	16,133	196
	Honeys Holdings Co. Ltd.	17,130	194
	KPP Group Holdings Co. Ltd.	42,271	193
	Fudo Tetra Corp.	11,771	192
	Futaba Corp.	53,600	191
	Kanaden Corp.	18,416	189
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	188
	EM Systems Co. Ltd.	35,600	188
	MTI Ltd.	32,978	186
	Tomoku Co. Ltd.	10,856	186
	DKS Co. Ltd.	10,000	184
	GMO Financial Holdings Inc.	33,900	182
	Fuji Pharma Co. Ltd.	18,900	181
[1]	FP Partner Inc.	10,546	181
	ZIGExN Co. Ltd.	57,700	180
	Nichiban Co. Ltd.	12,500	179
	Arakawa Chemical Industries Ltd.	23,922	178
	Vector Inc.	28,394	177
	Kyosan Electric Manufacturing Co. Ltd.	52,583	176
	Ministop Co. Ltd.	13,744	176
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	176
	Daiki Aluminium Industry Co. Ltd.	26,635	175
	Hisaka Works Ltd.	24,302	174
	Nihon Tokushu Toryo Co. Ltd.	16,700	174
	Rokko Butter Co. Ltd.	19,544	173
[1]	YA-MAN Ltd.	28,870	173
	LITALICO Inc.	19,800	173
	Taki Chemical Co. Ltd.	7,800	172
	Riso Kyoiku Co. Ltd.	99,600	170
	Takaoka Toko Co. Ltd.	10,552	170
	Maxvalu Tokai Co. Ltd.	8,000	170
	Alpha Systems Inc.	7,367	169
	Shima Seiki Manufacturing Ltd.	27,568	169
*	Sourcenext Corp.	119,100	168
	Solasto Corp.	54,400	168
	Chuo Spring Co. Ltd.	15,928	164
	Koa Corp.	28,369	164
	YAKUODO Holdings Co. Ltd.	11,552	164
	Inaba Seisakusho Co. Ltd.	13,563	162
	Tayca Corp.	17,788	162
	Tokyo Energy & Systems Inc.	20,110	159
*	Net Protections Holdings Inc.	48,500	159
	WDB Holdings Co. Ltd.	12,376	158
	Tv Tokyo Holdings Corp.	5,674	158
	JSP Corp.	11,248	155
	Nitto Kohki Co. Ltd.	12,950	155
	Pharma Foods International Co. Ltd.	24,206	155
	Maezawa Kyuso Industries Co. Ltd.	17,616	154
	Amvis Holdings Inc.	47,391	153
*	Demae-Can Co. Ltd.	91,200	153
	Intage Holdings Inc.	12,950	152
*	Nippon Chemi-Con Corp.	22,196	152
	Iseki & Co. Ltd.	20,831	150
60

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Jamco Corp.	11,855	150
	CAC Holdings Corp.	10,247	149
	Kintetsu Department Store Co. Ltd.	10,658	149
	Sankyo Seiko Co. Ltd.	33,535	149
	Towa Bank Ltd.	34,747	149
*	TerraSky Co. Ltd.	8,390	149
[1]	Yamashin-Filter Corp.	40,299	148
	Rheon Automatic Machinery Co. Ltd.	17,986	147
	Fukui Computer Holdings Inc.	5,869	145
	WATAMI Co. Ltd.	18,418	145
	Yorozu Corp.	20,213	145
	Artnature Inc.	25,906	145
*	KNT-CT Holdings Co. Ltd.	17,349	143
	Studio Alice Co. Ltd.	9,656	143
	Daido Metal Co. Ltd.	41,034	142
*,1	PIA Corp.	7,671	142
	Digital Holdings Inc.	14,700	142
[1]	Inui Global Logistics Co. Ltd.	13,803	141
	CTS Co. Ltd.	24,691	138
	World Holdings Co. Ltd.	9,600	134
	S-Pool Inc.	63,660	134
	V Technology Co. Ltd.	9,458	133
	Tsubaki Nakashima Co. Ltd.	46,402	132
	Hodogaya Chemical Co. Ltd.	12,546	131
	Aeon Fantasy Co. Ltd.	7,870	130
	Central Security Patrols Co. Ltd.	6,802	128
	Sankyo Tateyama Inc.	27,877	125
[1]	Sumiseki Holdings Inc.	24,400	122
	Advan Group Co. Ltd.	20,987	119
	Asahi Co. Ltd.	12,343	119
	Ebase Co. Ltd.	31,500	118
	FAN Communications Inc.	39,703	117
	Elan Corp.	23,300	117
	Fuso Pharmaceutical Industries Ltd.	6,867	116
	Sanshin Electronics Co. Ltd.	8,300	115
	Shindengen Electric Manufacturing Co. Ltd.	7,964	115
	Nippon Sharyo Ltd.	8,068	114
	Nihon Trim Co. Ltd.	3,879	112
	Amuse Inc.	9,354	106
	ValueCommerce Co. Ltd.	18,600	106
*	Optim Corp.	22,782	104
	BrainPad Inc.	13,140	98
	Gecoss Corp.	11,650	95
	Oro Co. Ltd.	5,700	95
	Marvelous Inc.	28,369	94
	Tsutsumi Jewelry Co. Ltd.	5,800	94
*	Nippon Coke & Engineering Co. Ltd.	154,622	93
	Buffalo Inc.	6,359	92
	Media Do Co. Ltd.	7,430	91
	GMO GlobalSign Holdings KK	5,811	90
	Sanoh Industrial Co. Ltd.	20,498	89
*,1	Japan Display Inc.	729,539	87
	Airtrip Corp.	13,100	87
[1]	Central Sports Co. Ltd.	5,146	86
	Corona Corp.	13,240	85
	Yushin Co.	18,904	84
	Shimadaya Corp.	6,359	83
[1]	Daisyo Corp.	10,058	80
	Atrae Inc.	15,976	79
	Pronexus Inc.	8,931	76
	Achilles Corp.	7,830	74
	Nakayama Steel Works Ltd.	14,229	73
	Cleanup Corp.	16,030	72
	Fibergate Inc.	9,826	68
	Nisso Holdings Co. Ltd.	13,400	65
	SBI ARUHI Corp.	11,600	64
	Airport Facilities Co. Ltd.	13,515	63
	Ohara Inc.	8,300	60
	LIFULL Co. Ltd.	55,139	59
*,1	Open Door Inc.	13,600	58
61

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Kanamic Network Co. Ltd.	18,700	55
	Tess Holdings Co. Ltd.	22,800	53
	Tosho Co. Ltd.	12,631	49
[1]	Kitanotatsujin Corp.	47,600	48
	CHIMNEY Co. Ltd.	5,300	45
	Tokyo Individualized Educational Institute Inc.	19,004	42
*	FDK Corp.	14,764	39
	Taiho Kogyo Co. Ltd.	7,235	33
	Takamiya Co. Ltd.	4,400	12
			6,154,064
New Zealand (0.7%)
	Fisher & Paykel Healthcare Corp. Ltd.	691,326	13,946
	Auckland International Airport Ltd.	1,996,723	8,920
	Infratil Ltd.	1,151,595	7,218
	Contact Energy Ltd.	945,890	4,983
	Meridian Energy Ltd.	1,472,503	4,793
	EBOS Group Ltd.	190,437	4,145
	Mainfreight Ltd.	96,517	3,185
	Mercury NZ Ltd.	835,906	2,774
	Spark New Zealand Ltd.	2,170,583	2,689
*	Fletcher Building Ltd.	1,265,336	2,304
	Summerset Group Holdings Ltd.	277,140	1,773
	Goodman Property Trust	1,286,484	1,402
*	Ryman Healthcare Ltd.	951,999	1,249
	Freightways Group Ltd.	202,370	1,183
	Precinct Properties Group	1,602,802	1,029
	Kiwi Property Group Ltd.	1,977,973	970
	Genesis Energy Ltd.	675,383	882
[1]	Vector Ltd.	306,993	725
	Air New Zealand Ltd.	1,917,991	661
*	SKYCITY Entertainment Group Ltd.	949,027	644
	Argosy Property Ltd.	973,275	579
	Stride Property Group	713,455	467
[1]	Scales Corp. Ltd.	132,271	327
*	Oceania Healthcare Ltd.	846,602	327
	SKY Network Television Ltd.	155,561	228
			67,403
Singapore (3.5%)
	DBS Group Holdings Ltd.	2,419,184	78,597
	Oversea-Chinese Banking Corp. Ltd.	4,229,397	52,342
	United Overseas Bank Ltd.	1,456,290	38,677
	Singapore Telecommunications Ltd.	9,013,315	26,077
	Singapore Exchange Ltd.	985,218	10,838
	CapitaLand Integrated Commercial Trust	6,511,618	10,716
	Singapore Technologies Engineering Ltd.	1,831,930	10,402
	CapitaLand Ascendas REIT	4,270,510	8,702
[1]	Singapore Airlines Ltd.	1,672,783	8,585
	Keppel Ltd.	1,688,760	8,491
	Capitaland Investment Ltd.	2,739,905	5,775
	Wilmar International Ltd.	2,394,016	5,615
	Sembcorp Industries Ltd.	1,073,368	5,429
	Genting Singapore Ltd.	6,963,894	3,949
	Thai Beverage PCL	9,797,600	3,755
	Mapletree Industrial Trust	2,362,321	3,654
*	Seatrium Ltd.	2,417,718	3,551
	Mapletree Logistics Trust	4,022,972	3,462
	Keppel DC REIT	1,970,796	3,261
	ComfortDelGro Corp. Ltd.	2,441,904	2,865
	Venture Corp. Ltd.	315,116	2,797
	UOL Group Ltd.	580,197	2,567
	Mapletree Pan Asia Commercial Trust	2,692,037	2,521
	NetLink NBN Trust	3,484,000	2,440
	Frasers Centrepoint Trust	1,402,269	2,429
	Frasers Logistics & Commercial Trust	3,452,456	2,368
	SATS Ltd.	1,075,366	2,319
	Suntec REIT	2,567,866	2,264
	City Developments Ltd.	557,417	2,122
	CapitaLand Ascott Trust	2,982,333	1,951
	Keppel REIT	2,826,934	1,852
62

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Parkway Life REIT	522,054	1,691
	Keppel Infrastructure Trust	5,283,909	1,620
	Jardine Cycle & Carriage Ltd.	80,727	1,603
	Golden Agri-Resources Ltd.	7,555,393	1,389
	ESR-REIT	796,433	1,342
	Sheng Siong Group Ltd.	818,799	1,103
	Olam Group Ltd.	1,442,100	1,068
	PARAGON REIT	1,317,838	989
	Hutchison Port Holdings Trust	6,307,466	939
	iFAST Corp. Ltd.	191,800	914
	Capitaland India Trust	1,222,534	912
	Raffles Medical Group Ltd.	1,150,937	891
	Lendlease Global Commercial REIT	2,083,200	822
	CapitaLand China Trust	1,498,330	791
	Singapore Post Ltd.	1,759,429	770
	AIMS APAC REIT	755,001	712
	First Resources Ltd.	605,289	700
	Starhill Global REIT	1,791,501	680
	Stoneweg European REIT	392,680	667
	StarHub Ltd.	731,770	656
	CDL Hospitality Trusts	1,069,000	651
	UMS Integration Ltd.	772,400	639
	Digital Core REIT Management Pte. Ltd.	1,137,100	569
	OUE REIT	2,512,516	539
	SIA Engineering Co. Ltd.	298,209	512
	Far East Hospitality Trust	1,139,089	475
	Riverstone Holdings Ltd.	621,700	431
	AEM Holdings Ltd.	352,691	319
	First REIT	1,231,108	245
	Bumitama Agri Ltd.	313,547	195
*	Keppel Pacific Oak US REIT	975,100	194
	Prime US REIT	1,342,330	192
*	Manulife US REIT	2,020,275	127
*	COSCO Shipping International Singapore Co. Ltd.	1,097,700	105
	Nanofilm Technologies International Ltd.	213,000	86
*,3	Ezra Holdings Ltd.	686,900	—
*,3	Eagle Hospitality Trust	700,500	—
			345,911
South Korea (10.4%)
	Samsung Electronics Co. Ltd. (XKRX)	5,717,790	223,094
	SK Hynix Inc.	647,052	80,735
	KB Financial Group Inc.	398,705	25,198
	NAVER Corp.	162,831	22,911
	Hyundai Motor Co.	165,364	22,159
	Hanwha Aerospace Co. Ltd.	37,207	20,910
	Shinhan Financial Group Co. Ltd.	573,256	20,717
[1]	Celltrion Inc.	182,007	20,641
	Kia Corp.	297,674	18,918
	POSCO Holdings Inc.	89,538	16,363
*,2	Samsung Biologics Co. Ltd.	21,165	15,664
	Hana Financial Group Inc.	308,682	13,999
[1]	Hyundai Mobis Co. Ltd.	72,401	13,590
*,1	Alteogen Inc.	50,696	12,505
*	Krafton Inc.	42,084	11,018
*,1	LG Energy Solution Ltd.	47,797	10,905
	Kakao Corp.	398,345	10,701
*	Doosan Enerbility Co. Ltd.	507,999	10,321
	Woori Financial Group Inc.	812,868	10,122
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	51,674	9,885
	Samsung Fire & Marine Insurance Co. Ltd.	37,212	9,818
	Meritz Financial Group Inc.	106,949	9,343
	KT&G Corp.	114,861	9,271
	LG Chem Ltd. (XKRX)	56,320	8,536
	Samsung C&T Corp.	98,650	8,490
*,1	Samsung Heavy Industries Co. Ltd.	779,515	7,987
	Samsung SDI Co. Ltd. (XKRX)	62,429	7,731
[1]	Hyundai Heavy Industries Co. Ltd.	25,649	7,254
	Hyundai Rotem Co. Ltd.	86,531	6,820
*	SK Square Co. Ltd.	109,746	6,785
63

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*,1	Hanwha Ocean Co. Ltd.	118,072	6,524
	LG Electronics Inc. (XKRX)	128,368	6,444
[1]	HD Hyundai Electric Co. Ltd.	26,131	5,687
*,1	HLB Inc.	141,484	5,642
	Samsung Electro-Mechanics Co. Ltd.	67,120	5,538
	Korea Electric Power Corp.	303,896	5,481
	Korea Zinc Co. Ltd.	9,733	5,428
	Samsung Life Insurance Co. Ltd.	88,412	5,368
[1]	Yuhan Corp.	64,584	5,176
[1]	Korea Aerospace Industries Ltd.	84,130	4,924
[1]	LG Corp.	104,890	4,912
[1]	SK Innovation Co. Ltd.	70,587	4,688
[1]	HYBE Co. Ltd.	24,680	4,644
[1]	HMM Co. Ltd.	345,434	4,446
[1]	Ecopro Co. Ltd.	120,191	4,297
	Samsung SDS Co. Ltd.	47,174	4,251
	Coway Co. Ltd.	68,039	4,189
[1]	KakaoBank Corp.	252,061	3,951
*,1	Ecopro BM Co. Ltd.	54,963	3,915
	SK Inc.	41,148	3,830
	Hyundai Glovis Co. Ltd.	44,172	3,542
[1]	Industrial Bank of Korea	326,251	3,521
	DB Insurance Co. Ltd.	52,594	3,388
[1]	Samyang Foods Co. Ltd.	4,845	3,307
	Korean Air Lines Co. Ltd.	218,249	3,218
[1]	Amorepacific Corp.	35,117	3,080
*,1	POSCO Future M Co. Ltd.	33,673	2,956
[1]	HD Hyundai Mipo	24,630	2,893
	LIG Nex1 Co. Ltd.	12,724	2,875
*,1	Peptron Inc.	24,581	2,812
	HD Hyundai Co. Ltd.	50,507	2,793
[1]	Hanmi Semiconductor Co. Ltd.	51,938	2,780
	Samsung Securities Co. Ltd.	75,143	2,754
	Korea Investment Holdings Co. Ltd.	46,566	2,719
[1]	LS Electric Co. Ltd.	18,818	2,718
[1]	Mirae Asset Securities Co. Ltd.	325,409	2,705
	Hyosung Heavy Industries Corp.	7,790	2,694
[1]	LG H&H Co. Ltd. (XKRX)	11,365	2,693
[1]	Hanwha Solutions Corp.	125,788	2,645
	Samsung E&A Co. Ltd.	190,503	2,576
	Hyundai Engineering & Construction Co. Ltd.	87,802	2,573
	Hankook Tire & Technology Co. Ltd.	87,790	2,550
*	SK Biopharmaceuticals Co. Ltd.	33,865	2,539
	JB Financial Group Co. Ltd.	195,164	2,345
*,1	LigaChem Biosciences Inc.	31,278	2,305
	Orion Corp.	26,597	2,305
	BNK Financial Group Inc.	313,016	2,282
*,1	LG Display Co. Ltd.	382,893	2,275
	LG Uplus Corp.	251,803	2,126
[1]	Hanjin Kal Corp.	37,372	2,081
	Doosan Bobcat Inc.	58,911	2,025
[1]	Hanwha Systems Co. Ltd.	71,716	1,976
[1]	LS Corp.	21,014	1,947
	PharmaResearch Co. Ltd.	7,291	1,931
[1]	Posco International Corp.	55,290	1,906
[1]	NCSoft Corp.	18,357	1,890
*,1	Rainbow Robotics	9,516	1,805
*,1	Hanwha Vision Co. Ltd.	42,305	1,795
[1]	S-Oil Corp.	48,635	1,776
*	Hugel Inc.	6,592	1,689
[1]	LG Innotek Co. Ltd.	17,156	1,686
	Hyundai Steel Co.	97,534	1,679
	NH Investment & Securities Co. Ltd.	152,746	1,651
[1]	Sam Chun Dang Pharm Co. Ltd.	16,542	1,638
*,1	SKC Co. Ltd.	22,564	1,619
	Misto Holdings Corp.	61,875	1,609
	CJ CheilJedang Corp. (XKRX)	9,499	1,598
*,1	Ecopro Materials Co. Ltd.	40,892	1,592
[1]	JYP Entertainment Corp.	32,185	1,566
	Kumho Petrochemical Co. Ltd.	18,663	1,562
64

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	E-MART Inc.	23,426	1,507
	KIWOOM Securities Co. Ltd.	15,625	1,502
[1]	Doosan Co. Ltd.	7,026	1,495
[1]	IsuPetasys Co. Ltd.	65,928	1,489
*	APR Corp.	28,060	1,487
	Hanmi Pharm Co. Ltd.	7,646	1,446
[1]	LEENO Industrial Inc.	55,875	1,419
*,1	Hanwha Engine	73,092	1,405
[1]	Classys Inc.	31,026	1,403
	GS Holdings Corp.	51,041	1,388
*	ABLBio Inc.	29,699	1,369
*,1	L&F Co. Ltd.	30,030	1,368
[1]	CJ Corp.	15,379	1,344
	Kangwon Land Inc.	114,908	1,312
	iM Financial Group Co. Ltd.	168,903	1,221
	Hyundai Elevator Co. Ltd.	23,393	1,214
*,1	Hotel Shilla Co. Ltd.	37,796	1,168
	Hanwha Corp. (XKRX)	33,571	1,139
[1]	Posco DX Co. Ltd.	64,675	1,116
*	Hyundai Marine & Fire Insurance Co. Ltd.	71,070	1,112
	SM Entertainment Co. Ltd.	12,604	1,096
*,1	Enchem Co. Ltd.	19,630	1,094
	Cheil Worldwide Inc.	83,623	1,091
	HL Mando Co. Ltd.	40,955	1,075
[1]	NongShim Co. Ltd.	3,743	1,061
*,1	Naturecell Co. Ltd.	57,257	1,056
	Samsung Card Co. Ltd.	35,672	1,053
	Cosmax Inc.	8,639	1,048
	DL E&C Co. Ltd.	34,205	1,045
	S-1 Corp.	22,961	1,023
[1]	F&F Co. Ltd.	19,965	991
	GS Engineering & Construction Corp.	75,874	975
[1]	Jusung Engineering Co. Ltd.	41,264	974
*,1	Pearl Abyss Corp.	39,074	973
	DB HiTek Co. Ltd.	35,878	970
*,1	GemVax & Kael Co. Ltd.	41,845	965
*,1	Lunit Inc.	26,387	960
[1]	HD Hyundai Marine Solution Co. Ltd.	8,806	951
	Poongsan Corp.	22,308	931
[1]	Kolmar Korea Co. Ltd.	17,408	930
	Lotte Chemical Corp.	21,762	923
	Shinsegae Inc.	8,247	914
[1]	TechWing Inc.	37,938	912
	Douzone Bizon Co. Ltd.	20,676	887
	KCC Corp.	5,035	884
	HD Hyundai Infracore Co. Ltd.	150,842	876
	Korean Reinsurance Co.	152,727	869
*,1	Hanall Biopharma Co. Ltd.	44,337	867
[1]	Hansol Chemical Co. Ltd.	10,604	864
[1]	HPSP Co. Ltd.	53,691	850
*,1	Voronoi Inc.	12,658	850
*,1	Doosan Robotics Inc.	23,934	849
[1]	Youngone Corp.	25,349	845
	Korea Gas Corp.	30,292	825
	ST Pharm Co. Ltd.	14,865	825
*,1	SK Bioscience Co. Ltd.	29,550	824
	Park Systems Corp.	5,718	815
	OCI Holdings Co. Ltd.	17,884	814
[2]	Netmarble Corp.	25,888	814
*	Celltrion Pharm Inc.	23,642	798
	Medytox Inc.	6,445	792
*	Hanwha Life Insurance Co. Ltd.	423,878	791
*,1	Silicon2 Co. Ltd.	31,357	789
*	Kakaopay Corp.	35,041	780
[1]	SK REITs Co. Ltd.	223,244	779
[1]	Daejoo Electronic Materials Co. Ltd.	13,362	774
	KEPCO Plant Service & Engineering Co. Ltd.	24,829	767
	HDC Hyundai Development Co-Engineering & Construction	43,314	758
[1]	Eo Technics Co. Ltd.	9,311	754
*,1	CosmoAM&T Co. Ltd.	26,901	745
65

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*,1	Oscotec Inc.	38,327	741
*,1	ISU Specialty Chemical	24,409	741
[1]	Dongjin Semichem Co. Ltd.	35,951	736
[1]	Hyundai Department Store Co. Ltd.	17,370	730
*	Cafe24 Corp.	17,293	729
[1]	Shinsung Delta Tech Co. Ltd.	17,440	728
	Seegene Inc.	38,583	713
[1]	KEPCO Engineering & Construction Co. Inc.	14,795	707
[1]	Hyundai Autoever Corp.	8,141	706
*,1	VT Co. Ltd.	25,846	694
	Pan Ocean Co. Ltd.	291,259	685
[1]	Dongsuh Cos. Inc.	37,125	680
	BGF retail Co. Ltd.	8,926	675
[1]	People & Technology Inc.	23,230	663
	WONIK IPS Co. Ltd.	41,457	660
[1]	CS Wind Corp.	23,963	654
[1]	Lotte Shopping Co. Ltd.	13,301	631
[1]	Koh Young Technology Inc.	64,358	626
[1]	Hyundai Construction Equipment Co. Ltd.	13,078	623
	Hanmi Science Co. Ltd.	29,638	606
	LX International Corp.	32,499	606
	Hyundai Wia Corp.	19,883	598
	Chong Kun Dang Pharmaceutical Corp.	10,426	597
*	Kumho Tire Co. Inc.	175,956	596
[1]	Soulbrain Co. Ltd.	4,829	588
	Hyosung TNC Corp.	3,483	583
[1]	Green Cross Corp.	6,626	578
*,1	SOLUM Co. Ltd.	49,929	578
	CJ Logistics Corp.	9,835	574
*	Daewoo Engineering & Construction Co. Ltd.	229,050	571
*,1	Mezzion Pharma Co. Ltd.	19,919	565
[1]	YG Entertainment Inc.	11,938	564
	Han Kuk Carbon Co. Ltd.	39,991	547
[1]	Daewoong Pharmaceutical Co. Ltd.	5,567	541
	Soop Co. Ltd.	9,333	539
	Lotte Corp.	33,927	538
	Amorepacific Holdings Corp.	33,072	535
*,1	Taihan Electric Wire Co. Ltd.	64,997	532
*	CJ ENM Co. Ltd.	12,195	530
[1]	DI Dong Il Corp.	17,957	522
*,1	Seojin System Co. Ltd.	36,355	521
*,1	HLB Life Science Co. Ltd.	117,518	520
*,1	SHIFT UP Corp.	13,587	515
	Paradise Co. Ltd.	58,675	511
*,1,2	SK IE Technology Co. Ltd.	31,862	502
	Hite Jinro Co. Ltd.	36,636	498
*,1	HLB Therapeutics Co. Ltd.	93,207	494
*,1	Kakao Games Corp.	49,290	492
	Otoki Corp.	1,729	487
	Kolon Industries Inc.	22,886	486
	ESR Kendall Square REIT Co. Ltd.	141,709	486
*,1	Hanon Systems	192,952	484
	DoubleUGames Co. Ltd.	12,016	477
*	Wemade Co. Ltd.	23,363	471
	LX Semicon Co. Ltd.	12,383	471
[1]	HK inno N Corp.	16,621	471
	Sebang Global Battery Co. Ltd.	9,670	469
[1]	Hana Micron Inc.	61,073	468
[1]	Pharmicell Co. Ltd.	61,237	455
[1]	S&S Tech Corp.	18,811	455
	ISC Co. Ltd.	13,022	454
	Shinhan Alpha REIT Co. Ltd.	110,640	453
	HS Hyosung Advanced Materials Corp.	3,616	452
[1]	Hana Tour Service Inc.	12,309	451
	SK Gas Ltd.	2,625	442
[1]	GS Retail Co. Ltd.	42,438	442
	Lake Materials Co. Ltd.	48,287	435
[1]	LOTTE Fine Chemical Co. Ltd.	17,718	433
	Youngone Holdings Co. Ltd.	6,352	428
*	Lotte Energy Materials Corp.	26,802	428
66

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*,1	Hyundai Bioscience Co. Ltd.	55,542	421
[1]	SL Corp.	18,195	420
[1]	Daou Technology Inc.	27,398	418
*,1	Synopex Inc.	93,259	416
[1]	Daishin Securities Co. Ltd.	32,577	410
	LOTTE REIT Co. Ltd.	160,940	406
[1]	Ahnlab Inc.	8,448	399
[1]	Dentium Co. Ltd.	7,768	399
	Korea Electric Terminal Co. Ltd.	8,788	398
*,1	Chabiotech Co. Ltd.	51,277	396
[1]	Advanced Nano Products Co. Ltd.	10,227	389
	HDC Holdings Co. Ltd.	28,598	387
*	Doosan Fuel Cell Co. Ltd.	35,958	386
	Eugene Technology Co. Ltd.	15,949	382
[1]	Daesang Corp.	22,688	381
[1]	Sung Kwang Bend Co. Ltd.	19,737	378
[1]	Daeduck Electronics Co. Ltd.	38,127	374
	Hyosung Corp.	9,901	370
	SK Networks Co. Ltd.	122,684	364
	NEXTIN Inc.	9,532	359
*,1	Cosmochemical Co. Ltd.	32,923	359
[1]	Hankook & Co. Co. Ltd.	33,909	358
	Binggrae Co. Ltd.	5,351	356
	Green Cross Holdings Corp.	36,137	356
[1]	SK Discovery Co. Ltd.	12,092	354
[1]	Ecopro HN Co. Ltd.	17,738	349
	Daewoong Co. Ltd.	24,126	344
[1]	NICE Information Service Co. Ltd.	37,896	344
*,1	Ananti Inc.	71,723	341
*	Eubiologics Co. Ltd.	36,652	339
*,1	Creative & Innovative System	66,084	336
	Innocean Worldwide Inc.	26,042	334
	SK Chemicals Co. Ltd.	11,808	330
*	Hanwha Investment & Securities Co. Ltd.	135,832	328
	Taekwang Industrial Co. Ltd.	615	328
*	CJ CGV Co. Ltd.	95,161	325
	DL Holdings Co. Ltd.	14,176	324
*	SK oceanplant Co. Ltd.	30,146	318
	Orion Holdings Corp.	24,323	313
*,1	Binex Co. Ltd.	28,610	312
	Com2uSCorp	11,226	311
*	Lotte Tour Development Co. Ltd.	40,137	306
	Caregen Co. Ltd.	18,232	305
	NHN Corp.	19,507	304
	PSK Inc.	24,221	304
[1]	TCC Steel	21,658	304
*	Duk San Neolux Co. Ltd.	14,368	301
[1]	Tokai Carbon Korea Co. Ltd.	4,972	299
[1]	Solid Inc.	59,157	297
	Youlchon Chemical Co. Ltd.	14,975	294
	JR Global REIT	152,671	294
	Hanssem Co. Ltd.	9,683	289
	BH Co. Ltd.	33,319	289
*	Bioneer Corp.	26,189	289
	SD Biosensor Inc.	43,350	287
*,1	LS Materials Ltd.	36,526	287
	DongKook Pharmaceutical Co. Ltd.	26,207	280
*	Hanwha General Insurance Co. Ltd.	96,810	278
	SNT Motiv Co. Ltd.	14,248	277
[1]	TK Corp.	18,653	276
	Hancom Inc.	18,237	275
	Lotte Chilsung Beverage Co. Ltd.	3,531	272
	Dong-A Socio Holdings Co. Ltd.	3,734	271
	TKG Huchems Co. Ltd.	23,711	268
	Lotte Rental Co. Ltd.	12,798	265
*,1	Fadu Inc.	35,469	264
*	Asiana Airlines Inc.	39,127	261
*,1	Joongang Advanced Materials Co. Ltd.	84,146	260
*,1	Nexon Games Co. Ltd.	28,206	256
*,1	Studio Dragon Corp.	7,069	255
67

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	JW Pharmaceutical Corp.	16,044	252
	Hanil Cement Co. Ltd.	19,888	251
[1]	Unid Co. Ltd.	4,057	251
	i-SENS Inc.	21,550	248
[1]	Cheryong Electric Co. Ltd.	11,152	246
[1]	SIMMTECH Co. Ltd.	21,950	244
[1]	Dongkuk Steel Mill Co. Ltd.	37,851	244
*	Korea Line Corp.	224,844	241
	KCC Glass Corp.	10,673	240
	Mcnex Co. Ltd.	14,132	238
	SFA Engineering Corp.	16,607	237
[1]	Posco M-Tech Co. Ltd.	27,338	232
	Partron Co. Ltd.	47,602	230
[1]	HAESUNG DS Co. Ltd.	14,045	228
[1]	Intellian Technologies Inc.	8,455	228
[1]	Lotte Wellfood Co. Ltd.	2,706	226
*	Foosung Co. Ltd.	73,118	225
	Innox Advanced Materials Co. Ltd.	13,870	223
*	Dawonsys Co. Ltd.	36,610	222
	L&C Bio Co. Ltd.	14,070	220
*	KMW Co. Ltd.	36,170	219
*,1	CMG Pharmaceutical Co. Ltd.	125,860	218
[1]	Humedix Co. Ltd.	7,749	218
	OCI Co. Ltd.	5,619	218
*	Neowiz	13,078	215
	HL Holdings Corp.	8,367	215
*	BNC Korea Co. Ltd.	73,467	215
[1]	Sungwoo Hitech Co. Ltd.	54,259	213
	InBody Co. Ltd.	12,567	213
*	Jeju Air Co. Ltd.	45,111	213
	Samyang Holdings Corp.	4,895	212
[1]	Doosan Tesna Inc.	11,865	211
	Hankook Shell Oil Co. Ltd.	804	209
[1]	TES Co. Ltd.	14,748	209
	RFHIC Corp.	19,184	209
*,1	Sungeel Hitech Co. Ltd.	8,815	209
*	Daea TI Co. Ltd.	72,499	208
	Hyundai Home Shopping Network Corp.	6,080	208
[1]	KC Tech Co. Ltd.	11,245	207
*	Shin Poong Pharmaceutical Co. Ltd.	38,748	206
	Boryung	34,542	206
	Yuanta Securities Korea Co. Ltd.	97,416	203
	IS Dongseo Co. Ltd.	15,718	201
	MegaStudyEdu Co. Ltd.	5,911	199
	Harim Holdings Co. Ltd.	47,103	198
[1]	Myoung Shin Industrial Co. Ltd.	33,248	195
	Korea Petrochemical Ind Co. Ltd.	3,241	192
[1]	Huons Global Co. Ltd.	5,419	191
	Hyundai Green Food	17,445	191
	PI Advanced Materials Co. Ltd.	16,375	189
*	Seoul Semiconductor Co. Ltd.	40,069	188
[1]	Solus Advanced Materials Co. Ltd.	31,150	187
*	Komipharm International Co. Ltd.	43,177	185
	Namyang Dairy Products Co. Ltd.	3,450	185
	LX Holdings Corp.	39,886	184
[1]	Sam-A Aluminum Co. Ltd.	10,341	183
	NICE Holdings Co. Ltd.	22,737	180
	Dongwon F&B Co. Ltd.	6,916	179
	Hanjin Transportation Co. Ltd.	13,290	179
*	Shinsung E&G Co. Ltd.	185,585	178
*,1	W Scope Chungju Plant Co. Ltd.	27,594	178
*,1	SFA Semicon Co. Ltd.	84,193	177
	Nexen Tire Corp.	46,368	176
	Handsome Co. Ltd.	15,955	174
	Dong-A ST Co. Ltd.	5,141	174
	Grand Korea Leisure Co. Ltd.	20,311	174
	Dongwon Industries Co. Ltd.	5,849	171
[1]	Zinus Inc.	13,963	171
	Advanced Process Systems Corp.	14,177	170
[1]	Huons Co. Ltd.	9,566	170
68

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Webzen Inc.	17,380	169
*	Il Dong Pharmaceutical Co. Ltd.	20,038	167
	Samyang Corp.	4,819	162
	Samchully Co. Ltd.	2,503	161
	HS Industries Co. Ltd.	48,529	160
	INTOPS Co. Ltd.	13,914	158
	NHN KCP Corp.	29,181	158
	Young Poong Corp.	5,960	156
*	Tongyang Life Insurance Co. Ltd.	35,954	155
	LX Hausys Ltd.	7,559	153
	E1 Corp.	3,491	152
	Samwha Capacitor Co. Ltd.	8,722	152
	Seah Besteel Holdings Corp.	12,109	152
	Soulbrain Holdings Co. Ltd.	6,857	151
	ENF Technology Co. Ltd.	8,631	150
*	GS P&L Co. Ltd.	10,066	150
	Hyundai Corp.	9,252	148
	GOLFZON Co. Ltd.	3,185	147
	Modetour Network Inc.	18,313	145
	Korea United Pharm Inc.	10,554	145
	Eugene Investment & Securities Co. Ltd.	73,834	144
	Songwon Industrial Co. Ltd.	17,802	143
*,1	Danal Co. Ltd.	70,056	142
*,3	Kum Yang Co. Ltd.	20,452	142
*	Yungjin Pharmaceutical Co. Ltd.	98,804	141
	SK Securities Co. Ltd.	412,921	140
	iMarketKorea Inc.	24,890	139
	Daol Investment & Securities Co. Ltd.	57,828	138
*	GeneOne Life Science Inc.	84,701	138
	Kwang Dong Pharmaceutical Co. Ltd.	35,591	137
*	Humasis Co. Ltd.	141,036	134
*	Amicogen Inc.	55,210	132
*	Vaxcell-Bio Therapeutics Co. Ltd.	18,578	132
*	GC Cell Corp.	9,045	131
	KH Vatec Co. Ltd.	19,909	129
	Ilyang Pharmaceutical Co. Ltd.	14,932	129
	Hyundai GF Holdings	33,062	127
*	Genexine Inc.	39,179	126
	Vieworks Co. Ltd.	7,236	125
*	Chunbo Co. Ltd.	4,924	125
	Korea Real Estate Investment & Trust Co. Ltd.	158,757	118
*,1	UniTest Inc.	16,989	118
	Hansae Co. Ltd.	14,725	116
*	DIO Corp.	8,097	111
	Daehan Flour Mill Co. Ltd.	1,199	110
	Seobu T&D	26,948	109
	KC Co. Ltd.	8,263	108
*	Bukwang Pharmaceutical Co. Ltd.	37,790	107
*,3	NKMax Co. Ltd.	72,996	104
*,1	AbClon Inc.	15,847	102
	LF Corp.	9,635	101
*,1	Namsun Aluminum Co. Ltd.	100,935	101
*,1	HLB Global Co. Ltd.	46,581	101
	iNtRON Biotechnology Inc.	32,431	94
	KISWIRE Ltd.	7,604	93
*	CrystalGenomics Invites Co. Ltd.	65,836	93
*	Insun ENT Co. Ltd.	23,603	85
	Chongkundang Holdings Corp.	2,547	83
*,3	Hyosung Chemical Corp.	2,336	64
*	Samsung Pharmaceutical Co. Ltd.	55,758	59
	Hansol Technics Co. Ltd.	16,216	54
*	Helixmith Co. Ltd.	28,337	53
	Gradiant Corp.	4,044	39
	Able C&C Co. Ltd.	7,942	38
*	Enzychem Lifesciences Corp.	44,184	36
	Namhae Chemical Corp.	6,230	30
	Toptec Co. Ltd.	9,197	27
*	NEPES Corp.	5,279	25
	KISCO Corp.	4,257	25
	Cuckoo Homesys Co. Ltd.	1,290	21
69

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Dongkuk CM Co. Ltd.	4,624	20
	LOTTE Himart Co. Ltd.	1,558	8
*,3	Kuk-il Paper Manufacturing Co. Ltd.	99,421	7
	Eusu Holdings Co. Ltd.	1,007	4
			1,045,644
Total Common Stocks (Cost $9,321,768)			9,904,436
Preferred Stocks (0.4%)
	Samsung Electronics Co. Ltd. Preference Shares	988,559	32,633
	Hyundai Motor Co. Preference Shares (XKRX)	42,262	4,537
	Hyundai Motor Co. Preference Shares	25,846	2,724
	LG Chem Ltd. Preference Shares	9,745	732
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	3,425	680
	LG Electronics Inc. Preference Shares	21,892	547
	Hanwha Corp. Preference Shares	23,099	340
	Daishin Securities Co. Ltd. Preference Shares	24,865	293
	LG H&H Co. Ltd. Preference Shares	2,502	227
	Amorepacific Corp. (XKRX) Preference Shares	8,231	219
[1]	Samsung SDI Co. Ltd. Preference Shares	2,395	178
	CJ CheilJedang Corp. Preference Shares	766	74
Total Preferred Stocks (Cost $33,901)			43,184
Rights (0.0%)
*,1	Samsung SDI Co. Ltd. Exp. 5/22/2025	9,103	221
*,1	Chabiotech Co. Ltd. Exp. 6/5/2025	17,514	42
Total Rights (Cost $—)			263
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.350% (Cost $108,562)	1,085,747	108,564
Total Investments (100.1%) (Cost $9,464,231)			10,056,447
Other Assets and Liabilities—Net (-0.1%)			(5,858)
Net Assets (100%)			10,050,589
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $94,751.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $40,747, representing 0.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $101,016 was received for securities on loan, of which $101,009 is held in Vanguard Market Liquidity Fund and $7 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	June 2025	211	12,574	45
S&P ASX 200 Index	June 2025	179	23,339	788
Topix Index	June 2025	348	64,851	(653)
				180

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/18/25	AUD	35,432	USD	22,176	532	—
70

Pacific Stock Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	6/18/25	JPY	2,747,370	USD	18,717	604	—
Citibank, N.A.	6/18/25	KRW	6,272,676	USD	4,436	—	(18)
Deutsche Bank AG	6/18/25	KRW	4,702,473	USD	3,311	1	—
Citibank, N.A.	6/18/25	KRW	4,806,430	USD	3,249	136	—
BNP Paribas	6/18/25	USD	2,746	AUD	4,363	—	(50)
Toronto-Dominion Bank	6/18/25	USD	1,143	AUD	1,785	—	(1)
Standard Chartered Bank	6/18/25	USD	660	HKD	5,117	—	(1)
State Street Bank & Trust Co.	6/18/25	USD	14,952	JPY	2,229,420	—	(727)
Citibank, N.A.	6/18/25	USD	3,552	JPY	526,535	—	(151)
Toronto-Dominion Bank	6/18/25	USD	3,142	JPY	470,316	—	(166)
Toronto-Dominion Bank	6/18/25	USD	2,556	JPY	362,040	10	—
Toronto-Dominion Bank	6/18/25	USD	3,790	KRW	5,517,978	—	(95)
Toronto-Dominion Bank	6/18/25	USD	3,328	SGD	4,410	—	(58)
						1,283	(1,267)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
USD—U.S. dollar.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $576 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
71

Pacific Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,355,669)	9,947,883
Affiliated Issuers (Cost $108,562)	108,564
Total Investments in Securities	10,056,447
Investment in Vanguard	267
Cash	7
Cash Collateral Pledged—Futures Contracts	8,388
Cash Collateral Pledged—Forward Currency Contracts	470
Cash Collateral Received for ETF Capital Activity	24,518
Foreign Currency, at Value (Cost $8,774)	9,004
Receivables for Investment Securities Sold	4,359
Receivables for Accrued Income	74,806
Receivables for Capital Shares Issued	3,706
Variation Margin Receivable—Futures Contracts	652
Unrealized Appreciation—Forward Currency Contracts	1,283
Other Assets	2,564
Total Assets	10,186,471
Liabilities
Due to Custodian	3,354
Payables for Investment Securities Purchased	4,793
Collateral for Securities on Loan	101,016
Collateral for ETF Capital Activity	24,518
Payables for Capital Shares Redeemed	636
Payables to Vanguard	298
Unrealized Depreciation—Forward Currency Contracts	1,267
Total Liabilities	135,882
Net Assets	10,050,589
1 Includes $94,751 of securities on loan.
72

Pacific Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	10,275,689
Total Distributable Earnings (Loss)	(225,100)
Net Assets	10,050,589

Investor Shares—Net Assets
Applicable to 331,105 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,768
Net Asset Value Per Share—Investor Shares	$14.40

ETF Shares—Net Assets
Applicable to 94,624,904 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,146,862
Net Asset Value Per Share—ETF Shares	$75.53

Admiral™ Shares—Net Assets
Applicable to 25,739,428 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,405,201
Net Asset Value Per Share—Admiral Shares	$93.44

Institutional Shares—Net Assets
Applicable to 34,535,608 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	493,758
Net Asset Value Per Share—Institutional Shares	$14.30

See accompanying Notes, which are an integral part of the Financial Statements.
73

Pacific Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	139,155
Interest[2]	376
Securities Lending—Net	906
Total Income	140,437
Expenses
The Vanguard Group—Note B
Investment Advisory Services	299
Management and Administrative—Investor Shares	4
Management and Administrative—ETF Shares	1,506
Management and Administrative—Admiral Shares	886
Management and Administrative—Institutional Shares	93
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	145
Marketing and Distribution—Admiral Shares	61
Marketing and Distribution—Institutional Shares	11
Custodian Fees	281
Shareholders’ Reports and Proxy Fees—Investor Shares	—
Shareholders’ Reports and Proxy Fees—ETF Shares	494
Shareholders’ Reports and Proxy Fees—Admiral Shares	22
Shareholders’ Reports and Proxy Fees—Institutional Shares	51
Trustees’ Fees and Expenses	2
Other Expenses	25
Total Expenses	3,880
Net Investment Income	136,557
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	39,526
Futures Contracts	(2,227)
Forward Currency Contracts	(3,334)
Foreign Currencies	(3,698)
Realized Net Gain (Loss)	30,267
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	242,916
Futures Contracts	208
Forward Currency Contracts	1,467
Foreign Currencies	7,054
Change in Unrealized Appreciation (Depreciation)	251,645
Net Increase (Decrease) in Net Assets Resulting from Operations	418,469
1	Dividends are net of foreign withholding taxes of $11,708.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $264, ($6), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $140,863 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
74

Pacific Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	136,557	258,289
Realized Net Gain (Loss)	30,267	(7,561)
Change in Unrealized Appreciation (Depreciation)	251,645	1,334,989
Net Increase (Decrease) in Net Assets Resulting from Operations	418,469	1,585,717
Distributions
Investor Shares	(106)	(161)
ETF Shares	(156,378)	(220,124)
Admiral Shares	(52,563)	(75,447)
Institutional Shares	(11,214)	(13,978)
Total Distributions	(220,261)	(309,710)
Capital Share Transactions
Investor Shares	(231)	(2,173)
ETF Shares	(22,098)	(32,252)
Admiral Shares	(34,542)	(83,243)
Institutional Shares	(11,476)	61,129
Net Increase (Decrease) from Capital Share Transactions	(68,347)	(56,539)
Total Increase (Decrease)	129,861	1,219,468
Net Assets
Beginning of Period	9,920,728	8,701,260
End of Period	10,050,589	9,920,728

See accompanying Notes, which are an integral part of the Financial Statements.
75

Pacific Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.10	$12.30	$11.21	$15.40	$12.79	$13.01
Investment Operations
Net Investment Income[1]	.185	.340	.350	.386	.349	.283
Net Realized and Unrealized Gain (Loss) on Investments	.420	1.876	1.097	(4.175)	2.600	(.209)
Total from Investment Operations	.605	2.216	1.447	(3.789)	2.949	.074
Distributions
Dividends from Net Investment Income	(.305)	(.416)	(.357)	(.401)	(.339)	(.294)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.305)	(.416)	(.357)	(.401)	(.339)	(.294)
Net Asset Value, End of Period	$14.40	$14.10	$12.30	$11.21	$15.40	$12.79
Total Return[2]	4.42%	18.13%	12.83%	-25.08%	23.09%	0.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5	$5	$6	$6	$12	$10
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%[3]	0.23%[3]	0.23%[3]	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.64%	2.43%	2.71%	2.87%	2.25%	2.28%
Portfolio Turnover Rate[4]	2%	5%	3%	6%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.23%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
76

Pacific Stock Index Fund
Financial Highlights
FTSE Pacific ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$73.95	$64.49	$58.78	$80.80	$67.11	$68.25
Investment Operations
Net Investment Income[1]	1.025	1.917	1.944	2.158	1.993	1.577
Net Realized and Unrealized Gain (Loss) on Investments	2.211	9.840	5.738	(21.961)	13.594	(1.091)
Total from Investment Operations	3.236	11.757	7.682	(19.803)	15.587	.486
Distributions
Dividends from Net Investment Income	(1.656)	(2.297)	(1.972)	(2.217)	(1.897)	(1.626)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.656)	(2.297)	(1.972)	(2.217)	(1.897)	(1.626)
Net Asset Value, End of Period	$75.53	$73.95	$64.49	$58.78	$80.80	$67.11
Total Return	4.51%	18.36%	13.00%	-24.99%	23.27%	0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,147	$7,032	$6,162	$5,276	$5,463	$3,630
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.60%	2.88%	3.11%	2.45%	2.42%
Portfolio Turnover Rate[3]	2%	5%	3%	6%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
77

Pacific Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$91.49	$79.79	$72.71	$99.94	$83.00	$84.41
Investment Operations
Net Investment Income[1]	1.245	2.351	2.378	2.648	2.399	1.938
Net Realized and Unrealized Gain (Loss) on Investments	2.744	12.172	7.124	(27.155)	16.866	(1.354)
Total from Investment Operations	3.989	14.523	9.502	(24.507)	19.265	.584
Distributions
Dividends from Net Investment Income	(2.039)	(2.823)	(2.422)	(2.723)	(2.325)	(1.994)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.039)	(2.823)	(2.422)	(2.723)	(2.325)	(1.994)
Net Asset Value, End of Period	$93.44	$91.49	$79.79	$72.71	$99.94	$83.00
Total Return[2]	4.49%	18.33%	12.98%	-25.01%	23.25%	0.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,405	$2,389	$2,154	$2,072	$2,834	$2,279
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.75%	2.58%	2.85%	3.06%	2.39%	2.40%
Portfolio Turnover Rate[4]	2%	5%	3%	6%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
78

Pacific Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.00	$12.21	$11.13	$15.29	$12.70	$12.91
Investment Operations
Net Investment Income[1]	.188	.369	.367	.405	.366	.296
Net Realized and Unrealized Gain (Loss) on Investments	.426	1.856	1.086	(4.146)	2.582	(.199)
Total from Investment Operations	.614	2.225	1.453	(3.741)	2.948	.097
Distributions
Dividends from Net Investment Income	(.314)	(.435)	(.373)	(.419)	(.358)	(.307)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.314)	(.435)	(.373)	(.419)	(.358)	(.307)
Net Asset Value, End of Period	$14.30	$14.00	$12.21	$11.13	$15.29	$12.70
Total Return	4.51%	18.35%	12.97%	-24.96%	23.25%	0.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$494	$495	$379	$297	$416	$400
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.64%	2.87%	3.06%	2.39%	2.40%
Portfolio Turnover Rate[3]	2%	5%	3%	6%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
79

Pacific Stock Index Fund
Notes to Financial Statements
Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
80

Pacific Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
81

Pacific Stock Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $267,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	9,902,629	1,807	9,904,436
Preferred Stocks	—	43,184	—	43,184
Rights	221	42	—	263
Temporary Cash Investments	108,564	—	—	108,564
Total	108,785	9,945,855	1,807	10,056,447
Derivative Financial Instruments
Assets
Futures Contracts[1]	833	—	—	833
Forward Currency Contracts	—	1,283	—	1,283
Total	833	1,283	—	2,116
Liabilities
Futures Contracts[1]	(653)	—	—	(653)
Forward Currency Contracts	—	(1,267)	—	(1,267)
Total	(653)	(1,267)	—	(1,920)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	833	—	833
Unrealized Appreciation—Forward Currency Contracts	—	1,283	1,283
Total Assets	833	1,283	2,116

Unrealized Depreciation—Futures Contracts[1]	(653)	—	(653)
Unrealized Depreciation—Forward Currency Contracts	—	(1,267)	(1,267)
Total Liabilities	(653)	(1,267)	(1,920)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(2,227)	—	(2,227)
Forward Currency Contracts	—	(3,334)	(3,334)
Realized Net Gain (Loss) on Derivatives	(2,227)	(3,334)	(5,561)
82

Pacific Stock Index Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	208	—	208
Forward Currency Contracts	—	1,467	1,467
Change in Unrealized Appreciation (Depreciation) on Derivatives	208	1,467	1,675
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,619,701
Gross Unrealized Appreciation	2,040,878
Gross Unrealized Depreciation	(1,603,936)
Net Unrealized Appreciation (Depreciation)	436,942
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $753,920,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $187,612,000 of investment securities and sold $288,490,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $282,371,000 and $363,591,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	248	17	376	26
Issued in Lieu of Cash Distributions	106	8	161	12
Redeemed	(585)	(44)	(2,710)	(203)
Net Increase (Decrease)—Investor Shares	(231)	(19)	(2,173)	(165)
ETF Shares
Issued	386,838	5,233	403,119	5,541
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(408,936)	(5,700)	(435,371)	(6,000)
Net Increase (Decrease)—ETF Shares	(22,098)	(467)	(32,252)	(459)
Admiral Shares
Issued	102,138	1,132	196,130	2,167
Issued in Lieu of Cash Distributions	42,062	474	61,070	685
Redeemed	(178,742)	(1,977)	(340,443)	(3,737)
Net Increase (Decrease)—Admiral Shares	(34,542)	(371)	(83,243)	(885)
Institutional Shares
Issued	47,041	3,410	84,094	5,951
Issued in Lieu of Cash Distributions	8,726	644	10,987	803
Redeemed	(67,243)	(4,865)	(33,952)	(2,436)
Net Increase (Decrease)—Institutional Shares	(11,476)	(811)	61,129	4,318
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially
83

Pacific Stock Index Fund
larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q722 062025
84

Financial Statements
For the six-months ended April 30, 2025
Vanguard FTSE International Index Funds
Vanguard FTSE All-World ex-US Index Fund
Vanguard FTSE All-World ex-US Small-Cap Index Fund

Contents
FTSE All-World ex-US Index Fund	1
FTSE All-World ex-US Small-Cap Index Fund	72

FTSE All-World ex-US Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.4%)
Australia (4.6%)
	Commonwealth Bank of Australia	3,479,765	370,905
	BHP Group Ltd.	10,468,215	249,496
	CSL Ltd.	1,002,796	160,962
	Westpac Banking Corp.	7,131,497	149,656
	National Australia Bank Ltd.	6,450,594	148,949
	ANZ Group Holdings Ltd.	6,249,524	119,505
	Wesfarmers Ltd.	2,353,038	117,878
	Macquarie Group Ltd.	727,752	89,932
	Goodman Group	4,118,326	78,841
	Transurban Group	6,419,444	57,848
	Rio Tinto Ltd.	771,052	57,688
	Aristocrat Leisure Ltd.	1,301,634	55,591
	Woodside Energy Group Ltd.	3,929,632	51,223
	Woolworths Group Ltd.	2,536,051	51,184
	QBE Insurance Group Ltd.	3,121,518	43,139
	Brambles Ltd.	2,897,214	38,074
	Coles Group Ltd.	2,703,387	36,711
	Northern Star Resources Ltd.	2,823,671	34,685
	Fortescue Ltd.	3,309,449	34,179
*	Xero Ltd.	313,270	32,991
	Computershare Ltd. (XASX)	1,196,809	31,274
	Suncorp Group Ltd.	2,251,241	29,275
	Insurance Australia Group Ltd.	4,965,900	26,083
	Santos Ltd.	6,749,695	25,948
	Scentre Group	10,793,780	25,006
	Origin Energy Ltd.	3,573,613	24,358
	Telstra Group Ltd.	8,399,788	24,243
	Cochlear Ltd.	132,517	23,208
	WiseTech Global Ltd.	397,090	22,580
*	James Hardie Industries plc GDR	900,624	21,140
	Evolution Mining Ltd.	3,885,213	19,484
	ASX Ltd.	403,641	18,278
	Stockland	4,965,519	17,450
	Medibank Pvt Ltd.	5,732,236	17,052
	REA Group Ltd.	104,796	16,650
	Sonic Healthcare Ltd.	995,940	16,629
	CAR Group Ltd.	764,213	16,312
	South32 Ltd.	9,410,108	16,216
	Pro Medicus Ltd.	105,985	15,541
	Lottery Corp. Ltd.	4,639,018	15,460
	JB Hi-Fi Ltd.	229,127	15,184
	APA Group	2,661,005	14,002
	BlueScope Steel Ltd.	910,913	13,952
	SGH Ltd.	412,932	13,505
	Washington H Soul Pattinson & Co. Ltd.	518,713	12,347
	Mirvac Group	8,196,017	11,955
	Vicinity Ltd.	7,857,060	11,883
	GPT Group	3,986,890	11,818
	Technology One Ltd.	586,750	11,325
	ALS Ltd.	1,011,882	11,103
	Dexus	2,233,580	10,752
	Charter Hall Group	981,883	10,616
*	Lynas Rare Earths Ltd.	1,938,990	10,600
	Orica Ltd.	1,018,728	10,574
*	Telix Pharmaceuticals Ltd.	595,649	10,355
*	NEXTDC Ltd.	1,332,530	10,117
	SEEK Ltd.	731,503	9,959
	Treasury Wine Estates Ltd.	1,691,638	9,669
	Qube Holdings Ltd.	3,670,798	9,293
	Qantas Airways Ltd.	1,539,387	8,704
1

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Steadfast Group Ltd.	2,300,369	8,644
	AGL Energy Ltd.	1,244,197	8,479
	Bendigo & Adelaide Bank Ltd.	1,172,371	8,387
	Worley Ltd.	992,060	7,904
	Atlas Arteria Ltd.	2,367,827	7,843
	Ramsay Health Care Ltd.	367,076	7,815
	a2 Milk Co. Ltd.	1,485,503	7,772
	Endeavour Group Ltd.	3,022,462	7,731
	Cleanaway Waste Management Ltd.	4,621,158	7,691
	Ampol Ltd.	498,556	7,570
	Aurizon Holdings Ltd.	3,636,263	7,119
	Bank of Queensland Ltd.	1,373,542	6,561
	Ansell Ltd.	300,816	5,836
*	Pilbara Minerals Ltd.	5,430,321	5,232
	Dyno Nobel Ltd.	3,522,988	5,114
	Downer EDI Ltd.	1,379,219	5,036
	Lendlease Corp. Ltd.	1,459,311	4,917
	Challenger Ltd.	1,056,441	4,787
*	Mineral Resources Ltd.	354,471	4,662
	Metcash Ltd.	2,233,409	4,600
	Whitehaven Coal Ltd.	1,436,081	4,594
	Reece Ltd.	442,193	4,459
	AMP Ltd.	5,277,310	4,359
	Harvey Norman Holdings Ltd.	1,214,425	4,060
	Region RE Ltd.	2,393,170	3,547
	Flight Centre Travel Group Ltd.	418,769	3,436
*	Insignia Financial Ltd.	1,369,056	3,299
	IDP Education Ltd.	570,150	3,233
	IGO Ltd.	1,274,861	3,194
	Orora Ltd.	2,753,799	3,191
	Netwealth Group Ltd.	176,161	3,165
	Sims Ltd.	325,677	3,040
	Beach Energy Ltd.	3,625,734	2,729
	Perpetual Ltd.	231,825	2,463
[1]	New Hope Corp. Ltd.	1,044,765	2,451
	TPG Telecom Ltd.	754,372	2,443
	Iluka Resources Ltd.	873,234	2,313
	Domino's Pizza Enterprises Ltd.	138,114	2,232
	Yancoal Australia Ltd.	673,237	2,147
	Deterra Royalties Ltd.	856,436	1,997
	Magellan Financial Group Ltd.	382,412	1,875
	GQG Partners Inc. GDR	1,311,264	1,838
	Domain Holdings Australia Ltd.	522,571	1,437
			2,830,539
Austria (0.1%)
	Erste Group Bank AG	639,416	43,302
	OMV AG	295,704	15,289
[1]	Verbund AG	136,982	10,527
	ANDRITZ AG	143,832	10,336
	Raiffeisen Bank International AG	267,722	7,151
	Telekom Austria AG	181,094	1,913
			88,518
Belgium (0.7%)
	Anheuser-Busch InBev SA	2,036,554	134,227
*	Argenx SE	125,575	81,178
	UCB SA	251,503	46,110
	KBC Group NV	485,312	44,750
	Ageas SA	362,826	22,755
	Groupe Bruxelles Lambert NV	171,449	14,144
	Ackermans & van Haaren NV	45,934	11,235
[1]	Elia Group SA	98,178	10,645
	Syensqo SA	145,261	10,391
	Sofina SA	35,655	9,962
*	Warehouses De Pauw CVA	356,402	9,103
	D'ieteren Group	42,875	8,562
	Lotus Bakeries NV	833	8,009
			411,071
2

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
Brazil (1.0%)
	Vale SA	7,568,922	70,499
	Itau Unibanco Holding SA ADR	5,966,020	37,646
	Petroleo Brasileiro SA	5,695,203	32,163
	B3 SA - Brasil Bolsa Balcao	11,208,603	26,643
	Petroleo Brasileiro SA ADR	2,309,694	24,390
	Weg SA	3,078,213	24,213
	Centrais Eletricas Brasileiras SA	2,665,857	20,645
	Cia de Saneamento Basico do Estado de Sao Paulo	952,677	19,119
	JBS SA	2,351,820	18,267
	Banco Do Brasil SA	3,547,366	18,083
*	Embraer SA	1,525,831	17,455
	Banco BTG Pactual SA	2,435,722	16,356
	Localiza Rent a Car SA (BVMF)	2,044,200	15,474
	Ambev SA	5,949,371	15,274
	Banco Bradesco SA ADR	5,940,252	14,613
	Equatorial Energia SA	2,037,303	13,214
	Suzano SA	1,382,770	12,202
	Petroleo Brasileiro SA ADR (XNYS)	995,895	11,244
	BB Seguridade Participacoes SA	1,377,151	10,379
	Raia Drogasil SA	2,906,072	10,159
[2]	Rede D'Or Sao Luiz SA	1,760,061	9,931
*	PRIO SA	1,631,695	9,692
	Rumo SA	2,568,053	8,779
	Ambev SA ADR	3,139,140	7,942
	Vibra Energia SA	2,319,356	7,683
	Telefonica Brasil SA	1,451,852	7,109
	Totvs SA	1,057,891	7,013
	Banco Bradesco SA	3,136,802	6,760
	Klabin SA	1,869,208	6,103
	Itau Unibanco Holding SA	1,048,840	5,744
	Lojas Renner SA	2,150,770	5,537
	Energisa SA	674,499	5,460
	CCR SA	2,300,639	5,452
	BRF SA	1,353,059	5,412
	Ultrapar Participacoes SA	1,665,922	5,234
	TIM SA	1,553,430	5,187
*,2	Hapvida Participacoes e Investimentos SA	9,788,649	4,002
	Banco Santander Brasil SA	755,653	3,931
	Sendas Distribuidora SA	2,261,570	3,662
	Hypera SA	833,083	3,541
	Cosan SA	2,457,771	3,365
	Santos Brasil Participacoes SA	1,403,400	3,348
*	Eneva SA	1,404,635	3,344
*	Natura & Co. Holding SA	1,984,462	3,325
	Allos SA	856,940	3,210
	Transmissora Alianca de Energia Eletrica SA	478,956	3,031
	Cia Paranaense de Energia - Copel	1,605,565	2,954
	Porto Seguro SA	376,524	2,919
	Multiplan Empreendimentos Imobiliarios SA	641,417	2,909
[2]	GPS Participacoes e Empreendimentos SA	1,033,500	2,750
	Gerdau SA ADR	1,049,522	2,739
	Brava Energia	872,300	2,668
	CPFL Energia SA	394,800	2,657
	Caixa Seguridade Participacoes SA	910,700	2,625
	Marfrig Global Foods SA	680,700	2,576
	Engie Brasil Energia SA	343,710	2,518
*	Ambipar Participacoes e Empreendimentos SA	89,900	1,933
	Neoenergia SA	460,600	1,859
	Cia Energetica de Minas Gerais ADR	980,613	1,853
	Atacadao SA	1,115,212	1,680
	Telefonica Brasil SA ADR	160,185	1,555
	SLC Agricola SA	414,040	1,444
	Alupar Investimento SA	264,272	1,435
	Cia Siderurgica Nacional SA	773,351	1,267
	M Dias Branco SA	269,086	1,203
	CSN Mineracao SA	1,059,900	1,147
	Grupo Mateus SA	809,900	1,099
	Smartfit Escola de Ginastica e Danca SA	235,337	1,014
	Sao Martinho SA	281,900	969
3

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Auren Energia SA	585,084	921
	Cia Paranaense de Energia - Copel ADR (XYNS)	112,597	913
[1]	Sendas Distribuidora SA ADR	111,075	902
	Cia Siderurgica Nacional SA ADR	509,830	857
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	949,852	823
	Cia Paranaense de Energia - Copel ADR	63,132	467
	TIM SA ADR	21,923	366
	Cia Energetica de Minas Gerais	127,394	342
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	350,700	341
*	Itausa SA	158,433	298
*,1	Braskem SA Class A ADR	60,561	225
*	Automob Participacoes SA	947,977	45
			624,108
Canada (6.6%)
	Royal Bank of Canada	2,928,731	351,528
*	Shopify Inc. Class A	2,508,168	238,554
	Toronto-Dominion Bank	3,666,108	234,258
	Enbridge Inc.	4,492,577	210,095
	Brookfield Corp.	3,089,292	165,960
	Constellation Software Inc.	41,240	148,625
[1]	Bank of Montreal	1,507,614	144,451
	Canadian Pacific Kansas City Ltd.	1,939,213	140,848
	Bank of Nova Scotia	2,587,973	129,493
	Canadian Natural Resources Ltd.	4,296,754	123,299
	Canadian Imperial Bank of Commerce	1,947,677	122,842
	Agnico Eagle Mines Ltd.	1,033,831	121,509
	Canadian National Railway Co.	1,156,366	111,988
	Manulife Financial Corp.	3,594,690	110,167
	TC Energy Corp.	2,155,613	108,906
	Waste Connections Inc.	534,773	105,616
	Suncor Energy Inc.	2,586,536	91,352
	Alimentation Couche-Tard Inc.	1,607,336	83,900
	Intact Financial Corp.	370,086	82,192
	Wheaton Precious Metals Corp.	940,365	78,518
	Sun Life Financial Inc.	1,198,857	71,439
	National Bank of Canada	794,584	69,787
	Dollarama Inc.	563,434	69,520
	Franco-Nevada Corp.	396,779	68,186
	Fairfax Financial Holdings Ltd.	41,800	65,259
	Nutrien Ltd.	1,029,203	58,754
	Thomson Reuters Corp.	286,339	53,282
	Fortis Inc. (XTSE)	1,037,867	51,396
	Barrick Gold Corp.	2,565,076	48,916
	Loblaw Cos. Ltd.	296,144	48,076
	Pembina Pipeline Corp.	1,205,431	46,080
	Brookfield Asset Management Ltd. Class A (XTSE)	849,627	45,335
	CGI Inc.	419,088	44,438
	Power Corp. of Canada	1,135,286	42,971
	Restaurant Brands International Inc.	663,019	42,722
	Cameco Corp.	900,961	40,669
	Teck Resources Ltd. Class B	1,024,877	34,829
	Metro Inc.	420,323	32,392
	Tourmaline Oil Corp.	728,550	32,184
	Cenovus Energy Inc.	2,655,317	31,261
[2]	Hydro One Ltd.	656,904	25,274
	Great-West Lifeco Inc.	569,891	22,162
	George Weston Ltd.	113,549	22,123
	Imperial Oil Ltd.	321,079	21,658
	Barrick Gold Corp. (XLON)	1,025,962	19,476
	Magna International Inc.	549,545	19,094
	TELUS Corp.	1,034,255	15,920
[1]	BCE Inc.	630,494	14,013
	South Bow Corp.	433,477	10,706
	Enbridge Inc. (XTSE)	30,400	1,419
*	Shopify Inc. Class A (XTSE)	141	13
			4,073,455
Chile (0.2%)
	Banco De Chile	90,276,906	13,252
	Cencosud SA	2,749,542	9,408
4

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Banco de Credito e Inversiones SA	196,965	7,801
	Falabella SA	1,650,577	7,495
	Empresas COPEC SA	1,018,708	6,993
	Latam Airlines Group SA	420,005,493	6,631
	Banco Santander Chile ADR	236,764	5,704
	Plaza SA	2,005,067	4,712
	Empresas CMPC SA	2,469,857	3,873
	Enel Americas SA	39,402,199	3,869
[1]	Sociedad Quimica y Minera de Chile SA ADR	105,697	3,615
	Enel Chile SA	37,250,257	2,636
	Cia Cervecerias Unidas SA	312,550	2,400
	Banco Santander Chile	39,419,061	2,383
	Quinenco SA	558,115	2,345
	Colbun SA	14,801,750	2,313
*	Banco Itau Chile SA	156,646	2,283
	Cia Sud Americana de Vapores SA	41,069,170	2,268
	Cencosud Shopping SA	1,014,092	2,142
	Aguas Andinas SA Class A	5,715,025	2,112
	Enel Chile SA ADR	288,934	1,011
			95,246
China (8.6%)
	Tencent Holdings Ltd.	12,740,804	780,386
	Alibaba Group Holding Ltd.	35,248,940	526,268
*,2	Xiaomi Corp. Class B	35,473,968	227,111
*,2	Meituan Class B	11,440,078	189,418
	China Construction Bank Corp. Class H	193,852,517	159,236
*	PDD Holdings Inc. ADR	1,469,105	155,093
	BYD Co. Ltd. Class H	2,523,155	119,840
	Industrial & Commercial Bank of China Ltd. Class H	163,600,655	112,068
	Bank of China Ltd. Class H	173,668,284	96,972
	JD.com Inc. Class A	5,297,013	86,243
	NetEase Inc.	3,739,782	80,392
	Ping An Insurance Group Co. of China Ltd. Class H	13,372,362	80,034
	Trip.com Group Ltd.	1,291,535	77,803
*	Baidu Inc. Class A	4,623,212	50,980
	China Merchants Bank Co. Ltd. Class H	7,851,341	42,826
	Agricultural Bank of China Ltd. Class H	63,983,835	39,044
	Kweichow Moutai Co. Ltd. Class A	182,835	38,953
*,2	Kuaishou Technology	5,853,600	38,635
	Yum China Holdings Inc.	768,593	35,907
[2]	Pop Mart International Group Ltd.	1,427,600	35,606
	PetroChina Co. Ltd. Class H	43,498,969	33,239
*	BeiGene Ltd.	1,622,900	32,798
	ANTA Sports Products Ltd.	2,611,673	30,859
*	Li Auto Inc. Class A	2,458,173	29,952
	China Life Insurance Co. Ltd. Class H	15,477,183	28,286
	Zijin Mining Group Co. Ltd. Class H	12,314,882	26,904
	China Shenhua Energy Co. Ltd. Class H	6,943,360	26,094
	KE Holdings Inc. ADR	1,273,902	25,860
	PICC Property & Casualty Co. Ltd. Class H	14,032,470	25,840
	Geely Automobile Holdings Ltd.	12,300,097	25,822
	China Petroleum & Chemical Corp. Class H	49,510,731	25,274
*	XPeng Inc. Class A	2,703,516	25,167
*,2	Innovent Biologics Inc.	3,044,847	21,088
*,2	Wuxi Biologics Cayman Inc.	7,166,612	20,815
	Contemporary Amperex Technology Co. Ltd. Class A	641,499	20,511
	Tencent Music Entertainment Group ADR	1,525,440	20,471
	China Resources Land Ltd.	5,767,816	19,406
	Full Truck Alliance Co. Ltd. ADR	1,551,196	17,622
	China Merchants Bank Co. Ltd. Class A	3,010,409	16,896
[2]	Nongfu Spring Co. Ltd. Class H	3,632,200	16,698
*,2	Akeso Inc.	1,494,000	16,566
	ZTO Express Cayman Inc.	874,400	16,285
	China Mengniu Dairy Co. Ltd.	6,419,504	15,989
	New Oriental Education & Technology Group Inc.	3,167,450	15,518
	China CITIC Bank Corp. Ltd. Class H	19,308,749	15,272
	China Pacific Insurance Group Co. Ltd. Class H	5,343,225	14,538
	China Yangtze Power Co. Ltd. Class A	3,565,057	14,477
	CSPC Pharmaceutical Group Ltd.	18,214,869	14,347
5

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Overseas Land & Investment Ltd.	8,038,129	14,261
	H World Group Ltd.	4,052,610	14,217
[2]	China Tower Corp. Ltd. Class H	9,748,705	14,121
	BYD Co. Ltd. Class A	288,455	14,039
[2]	Postal Savings Bank of China Co. Ltd. Class H	22,570,351	13,876
	Haier Smart Home Co. Ltd. Class H	4,755,701	13,801
*,1	NIO Inc. Class A	3,349,979	13,418
	Bank of Communications Co. Ltd. Class H	14,928,099	13,054
	CITIC Ltd.	10,389,697	12,630
	ENN Energy Holdings Ltd.	1,594,418	12,587
	China Resources Beer Holdings Co. Ltd.	3,318,130	11,664
*	Kanzhun Ltd. ADR	757,409	11,588
	Ping An Insurance Group Co. of China Ltd. Class A	1,650,921	11,536
	Sunny Optical Technology Group Co. Ltd.	1,356,118	11,411
*,1	J&T Global Express Ltd.	14,290,200	11,102
	Industrial & Commercial Bank of China Ltd. Class A	11,309,897	10,914
[1]	China Hongqiao Group Ltd.	5,872,567	10,541
*	Bilibili Inc. Class Z	592,603	10,403
[2]	Giant Biogene Holding Co. Ltd.	1,001,800	10,350
*,2	JD Health International Inc.	2,170,823	10,301
	Sino Biopharmaceutical Ltd.	20,376,718	10,233
*	Kingdee International Software Group Co. Ltd.	6,012,303	10,226
	China Resources Power Holdings Co. Ltd.	4,233,843	10,214
*,1,2	SenseTime Group Inc. Class B	52,879,000	10,211
*,2	Zhejiang Leapmotor Technologies Ltd.	1,414,400	10,122
	Wuliangye Yibin Co. Ltd. Class A	563,671	9,990
	People's Insurance Co. Group of China Ltd. Class H	16,707,882	9,888
	Agricultural Bank of China Ltd. Class A	12,541,029	9,360
	Qifu Technology Inc. ADR	227,408	9,331
	Vipshop Holdings Ltd. ADR	678,807	9,245
*	Yangzijiang Shipbuilding Holdings Ltd.	5,273,296	9,033
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	1,274,365	9,012
	COSCO SHIPPING Holdings Co. Ltd. Class H	5,970,490	9,010
	Li Ning Co. Ltd.	4,739,302	8,935
	Tsingtao Brewery Co. Ltd. Class H	1,257,057	8,883
	Industrial Bank Co. Ltd. Class A	3,040,428	8,744
[2]	Guotai Haitong Securities Co. Ltd. Class H	6,093,217	8,684
	Kingsoft Corp. Ltd.	1,715,723	8,548
	CITIC Securities Co. Ltd. Class H	3,409,265	8,426
	Weichai Power Co. Ltd. Class H	4,128,334	8,054
*,1	Alibaba Health Information Technology Ltd.	12,116,719	7,839
*	TAL Education Group ADR	868,055	7,595
[2]	CGN Power Co. Ltd. Class H	23,842,536	7,589
	Zijin Mining Group Co. Ltd. Class A	3,112,174	7,504
	Kunlun Energy Co. Ltd.	7,739,356	7,377
	Zhaojin Mining Industry Co. Ltd. Class H	3,091,137	7,364
[2]	Haidilao International Holding Ltd.	3,187,237	7,176
*	Zai Lab Ltd.	2,249,210	7,165
	Anhui Conch Cement Co. Ltd. Class H	2,523,437	7,109
	Tingyi Cayman Islands Holding Corp.	3,872,367	6,995
	China Galaxy Securities Co. Ltd. Class H	7,651,117	6,951
	Hygon Information Technology Co. Ltd. Class A	337,697	6,923
	Yankuang Energy Group Co. Ltd. Class H	6,603,178	6,897
*	Midea Group Co. Ltd. Class H	725,702	6,850
	Great Wall Motor Co. Ltd. Class H	4,754,716	6,794
	BYD Electronic International Co. Ltd.	1,608,591	6,676
[2]	Longfor Group Holdings Ltd.	4,971,835	6,650
	East Money Information Co. Ltd. Class A	2,312,914	6,560
[1,2]	Smoore International Holdings Ltd.	3,764,350	6,515
	Shanghai Pudong Development Bank Co. Ltd. Class A	4,306,362	6,496
	CMOC Group Ltd. Class H	8,268,984	6,492
	Jiangsu Hengrui Medicine Co. Ltd. Class A	921,422	6,475
	Tongcheng-Elong Holdings Ltd.	2,420,518	6,349
[2]	China Feihe Ltd.	8,386,745	6,338
	Sinopharm Group Co. Ltd. Class H	2,664,906	6,281
[2]	Hansoh Pharmaceutical Group Co. Ltd.	2,006,608	6,218
	CITIC Securities Co. Ltd. Class A	1,762,486	6,075
	China Minsheng Banking Corp. Ltd. Class H	12,903,169	6,055
	Want Want China Holdings Ltd.	9,124,807	5,971
	Bank of Communications Co. Ltd. Class A	5,791,020	5,958
6

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Cambricon Technologies Corp. Ltd. Class A	60,879	5,910
	Huaneng Power International Inc. Class H	9,364,226	5,801
[2]	3SBio Inc.	3,732,269	5,755
[2]	China Resources Mixc Lifestyle Services Ltd.	1,189,200	5,697
	China Shenhua Energy Co. Ltd. Class A	1,076,320	5,677
[1,2]	Hua Hong Semiconductor Ltd.	1,239,633	5,669
	China Gas Holdings Ltd.	6,236,392	5,639
	New China Life Insurance Co. Ltd. Class H	1,528,989	5,584
	China State Construction International Holdings Ltd.	3,735,767	5,507
*,2	JD Logistics Inc.	3,443,817	5,401
	CRRC Corp. Ltd. Class H	8,743,000	5,396
	China Longyuan Power Group Corp. Ltd. Class H	6,817,086	5,385
[2]	China International Capital Corp. Ltd. Class H	3,084,427	5,306
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	174,373	5,274
*	Gds Holdings Ltd. Class A	1,643,727	5,214
[1,2]	WuXi AppTec Co. Ltd. Class H	668,298	5,165
	China Resources Gas Group Ltd.	1,847,089	5,160
	China Petroleum & Chemical Corp. Class A	6,518,000	5,081
	Bank of China Ltd. Class A	6,646,159	5,058
*,1	China Ruyi Holdings Ltd.	19,243,840	5,058
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	175,260	4,926
	NAURA Technology Group Co. Ltd. Class A	77,900	4,844
	Guangdong Investment Ltd.	5,982,664	4,841
	China State Construction Engineering Corp. Ltd. Class A	6,137,829	4,657
*,1	GCL Technology Holdings Ltd.	45,467,000	4,621
	Guotai Haitong Securities Co. Ltd. (XSSC)	1,938,226	4,606
[1]	ZTE Corp. Class H	1,549,912	4,576
	Foxconn Industrial Internet Co. Ltd. Class A	1,795,200	4,525
	Aluminum Corp. of China Ltd. Class H	8,405,642	4,512
	China Coal Energy Co. Ltd. Class H	4,347,041	4,491
	Bosideng International Holdings Ltd.	8,526,931	4,412
	Luxshare Precision Industry Co. Ltd. Class A	1,030,339	4,386
[2]	Yadea Group Holdings Ltd.	2,414,000	4,357
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,082,425	4,345
	MINISO Group Holding Ltd.	956,752	4,302
	Jiangxi Copper Co. Ltd. Class H	2,558,392	4,299
	Muyuan Foods Co. Ltd. Class A	784,137	4,284
	Kingboard Holdings Ltd.	1,580,813	4,247
	Ping An Bank Co. Ltd. Class A	2,800,239	4,210
	China Merchants Port Holdings Co. Ltd.	2,586,229	4,199
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	725,605	4,189
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,098,114	4,173
	China Pacific Insurance Group Co. Ltd. Class A	1,011,666	4,158
	PetroChina Co. Ltd. Class A	3,760,502	4,139
	SF Holding Co. Ltd. Class A	688,955	4,128
	China Taiping Insurance Holdings Co. Ltd.	2,974,472	4,119
[2]	Huatai Securities Co. Ltd. Class H	2,759,385	4,089
	Beijing Enterprises Holdings Ltd.	989,088	4,013
[1,2]	Shandong Gold Mining Co. Ltd. Class H	1,350,616	3,979
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	92,600	3,961
	Seres Group Co. Ltd. Class A	217,500	3,909
	China Power International Development Ltd.	9,904,326	3,890
	Shenzhen Inovance Technology Co. Ltd. Class A	387,100	3,810
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	929,100	3,807
*	Genscript Biotech Corp.	2,699,596	3,792
	Anhui Gujing Distillery Co. Ltd. Class B	245,950	3,764
	China National Nuclear Power Co. Ltd. Class A	2,955,500	3,758
	China Railway Group Ltd. Class H	8,726,299	3,755
	Country Garden Services Holdings Co. Ltd.	4,203,727	3,753
	Bank of Jiangsu Co. Ltd. Class A	2,641,590	3,698
	Shaanxi Coal Industry Co. Ltd. Class A	1,391,200	3,673
	Gree Electric Appliances Inc. of Zhuhai Class A	581,023	3,646
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,730,181	3,632
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,825,980	3,609
	Luzhou Laojiao Co. Ltd. Class A	211,688	3,607
	China Everbright Bank Co. Ltd. Class A	6,870,426	3,577
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,847,146	3,568
	Autohome Inc. ADR	130,289	3,554
	NARI Technology Co. Ltd. Class A	1,153,087	3,518
	China National Building Material Co. Ltd. Class H	7,120,232	3,453
7

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	CRRC Corp. Ltd. Class A	3,573,697	3,452
*	Minth Group Ltd.	1,441,714	3,444
	China Everbright Environment Group Ltd.	7,438,484	3,437
	Hengan International Group Co. Ltd.	1,267,293	3,417
	Wanhua Chemical Group Co. Ltd. Class A	450,220	3,378
	Sany Heavy Industry Co. Ltd. Class A	1,264,300	3,294
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	4,098,693	3,275
	Sinotruk Hong Kong Ltd.	1,358,884	3,265
	WuXi AppTec Co. Ltd. Class A	399,921	3,264
	Haier Smart Home Co. Ltd. Class A	954,996	3,264
*,1	WuXi XDC Cayman Inc.	687,500	3,239
	China Conch Venture Holdings Ltd.	3,132,415	3,215
	Greentown China Holdings Ltd.	2,488,297	3,175
	Jiangsu Expressway Co. Ltd. Class H	2,537,275	3,157
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	173,774	3,156
	Shenzhen International Holdings Ltd.	3,076,660	3,148
	Bank of Ningbo Co. Ltd. Class A	952,370	3,137
*,1	China Vanke Co. Ltd. Class H	4,560,439	3,126
	China Oilfield Services Ltd. Class H	3,934,706	3,077
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	32,489,000	3,070
	Xinyi Solar Holdings Ltd.	8,942,220	2,974
	China United Network Communications Ltd. Class A	4,029,900	2,953
	Far East Horizon Ltd.	3,802,301	2,950
	GF Securities Co. Ltd. Class H	2,264,397	2,950
	China Minsheng Banking Corp. Ltd. Class A	5,357,652	2,939
	Bank of Shanghai Co. Ltd. Class A	2,054,791	2,938
	C&D International Investment Group Ltd.	1,396,759	2,921
*,2	China Literature Ltd.	824,029	2,861
	BOE Technology Group Co. Ltd. Class A	5,305,500	2,806
	Uni-President China Holdings Ltd.	2,337,604	2,805
	RLX Technology Inc. ADR	1,498,147	2,787
	China Everbright Bank Co. Ltd. Class H	6,403,063	2,780
	Beijing Kingsoft Office Software Inc. Class A	68,261	2,773
	Zhejiang Expressway Co. Ltd. Class H	3,361,629	2,771
	Hithink RoyalFlush Information Network Co. Ltd. Class A	77,366	2,745
	Haitian International Holdings Ltd.	1,181,947	2,738
	China Medical System Holdings Ltd.	2,520,850	2,691
	ZTE Corp. Class A	602,779	2,661
	SAIC Motor Corp. Ltd. Class A	1,181,615	2,646
	TravelSky Technology Ltd. Class H	1,896,759	2,640
	China Tourism Group Duty Free Corp. Ltd. Class A	297,262	2,595
	China CSSC Holdings Ltd. Class A	641,200	2,586
	China Communications Services Corp. Ltd. Class H	4,939,205	2,572
[1]	Hisense Home Appliances Group Co. Ltd. Class H	842,000	2,553
	Yangzijiang Financial Holding Ltd.	4,680,796	2,552
	Daqin Railway Co. Ltd. Class A	2,858,500	2,551
	Dongfeng Motor Group Co. Ltd. Class H	4,580,643	2,535
	Beijing Enterprises Water Group Ltd.	8,027,390	2,535
	Bank of Beijing Co. Ltd. Class A	3,060,500	2,529
	Sungrow Power Supply Co. Ltd. Class A	299,766	2,503
	Baoshan Iron & Steel Co. Ltd. Class A	2,646,300	2,489
	JOYY Inc. ADR	59,827	2,462
	CSC Financial Co. Ltd. Class A	766,038	2,451
	China Merchants Securities Co. Ltd. Class A	1,071,267	2,423
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	85,597	2,418
	Aier Eye Hospital Group Co. Ltd. Class A	1,347,678	2,411
	Shandong Gold Mining Co. Ltd. Class A	574,163	2,404
	Bank of Nanjing Co. Ltd. Class A	1,664,065	2,388
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	3,270,515	2,357
	Huatai Securities Co. Ltd. Class A	1,058,428	2,342
	AviChina Industry & Technology Co. Ltd. Class H	5,087,567	2,341
	Advanced Micro-Fabrication Equipment Inc. Class A	89,968	2,335
	Postal Savings Bank of China Co. Ltd. Class A	3,304,388	2,329
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,695,719	2,319
	Huaxia Bank Co. Ltd. Class A	2,302,798	2,307
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,891,306	2,293
[2]	Topsports International Holdings Ltd.	5,712,209	2,271
	Fuyao Glass Industry Group Co. Ltd. Class A	283,012	2,264
	Kingboard Laminates Holdings Ltd.	2,157,618	2,253
	Wens Foodstuff Group Co. Ltd. Class A	965,080	2,252
8

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Galaxy Securities Co. Ltd. Class A	1,035,103	2,228
	Fosun International Ltd.	4,296,288	2,227
[1]	China Cinda Asset Management Co. Ltd. Class H	17,435,916	2,224
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	1,531,596	2,212
	China Railway Group Ltd. Class A	2,903,674	2,207
	LONGi Green Energy Technology Co. Ltd. Class A	1,086,060	2,199
	China Zheshang Bank Co. Ltd. Class H	6,489,000	2,194
	SDIC Power Holdings Co. Ltd. Class A	1,053,183	2,182
	Iflytek Co. Ltd. Class A	336,000	2,180
	Shanghai Baosight Software Co. Ltd. Class B	1,484,161	2,179
	Shenwan Hongyuan Group Co. Ltd. Class A	3,298,295	2,144
[2]	China Resources Pharmaceutical Group Ltd.	3,394,732	2,143
	Sinopec Engineering Group Co. Ltd. Class H	3,000,688	2,135
[1]	Brilliance China Automotive Holdings Ltd.	5,996,000	2,122
[2]	CSC Financial Co. Ltd. Class H	1,873,748	2,120
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	588,000	2,116
	China Three Gorges Renewables Group Co. Ltd. Class A	3,602,900	2,114
*,1	Air China Ltd. Class H	3,538,019	2,108
	XCMG Construction Machinery Co. Ltd. Class A	1,713,000	2,080
	Lens Technology Co. Ltd. Class A	717,500	2,064
	Chongqing Changan Automobile Co. Ltd. Class A	1,215,480	2,053
	Jiangsu Yanghe Distillery Co. Ltd. Class A	217,000	2,050
	Weichai Power Co. Ltd. Class A	976,048	2,047
	China Jinmao Holdings Group Ltd.	13,823,706	2,045
	Focus Media Information Technology Co. Ltd. Class A	2,060,300	2,045
	Yuexiu Property Co. Ltd.	3,320,853	2,004
	Zhongsheng Group Holdings Ltd.	1,331,104	2,003
	New China Life Insurance Co. Ltd. Class A	300,547	1,993
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,107,066	1,991
	Poly Developments & Holdings Group Co. Ltd. Class A	1,727,695	1,990
	China CITIC Bank Corp. Ltd. Class A	1,967,735	1,954
	China Suntien Green Energy Corp. Ltd. Class H	3,635,000	1,943
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	787,390	1,920
	Anhui Conch Cement Co. Ltd. Class A	576,972	1,912
*,1	Shanghai Electric Group Co. Ltd. Class H	5,753,404	1,891
[1]	Huadian Power International Corp. Ltd. Class H	3,375,550	1,890
	China Construction Bank Corp. Class A	1,512,500	1,886
	GF Securities Co. Ltd. Class A	876,548	1,883
	Xtep International Holdings Ltd.	2,727,000	1,860
[1,2]	Jinxin Fertility Group Ltd.	4,943,161	1,849
	Yunnan Baiyao Group Co. Ltd. Class A	234,220	1,847
*	iQIYI Inc. ADR	990,475	1,822
*	Alibaba Pictures Group Ltd.	27,622,294	1,804
[1,2]	Ping An Healthcare & Technology Co. Ltd.	1,870,408	1,798
	Bank of Hangzhou Co. Ltd. Class A	885,435	1,794
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,011,273	1,787
	Guangdong Haid Group Co. Ltd. Class A	233,808	1,785
	Kuang-Chi Technologies Co. Ltd. Class A	303,600	1,765
	Montage Technology Co. Ltd. Class A	166,392	1,761
	Ningbo Tuopu Group Co. Ltd. Class A	243,095	1,758
	Sinotrans Ltd. Class H	4,017,064	1,746
	AECC Aviation Power Co. Ltd. Class A	385,300	1,743
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	168,658	1,737
	Zhejiang China Commodities City Group Co. Ltd. Class A	818,100	1,725
*	Qinghai Salt Lake Industry Co. Ltd. Class A	777,295	1,710
	Sichuan Chuantou Energy Co. Ltd. Class A	727,900	1,702
	People's Insurance Co. Group of China Ltd. Class A	1,737,328	1,689
	Eve Energy Co. Ltd. Class A	298,164	1,688
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	1,466,250	1,681
*,1	Microport Scientific Corp.	1,856,674	1,676
	Yihai International Holding Ltd.	969,418	1,671
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	519,800	1,667
	Shenzhen Transsion Holdings Co. Ltd. Class A	161,065	1,665
*	GigaDevice Semiconductor Inc. Class A	93,471	1,658
	Aluminum Corp. of China Ltd. Class A	1,876,800	1,656
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	329,400	1,656
	Guangzhou Automobile Group Co. Ltd. Class H	4,644,058	1,641
	Power Construction Corp. of China Ltd. Class A	2,499,300	1,625
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,280,096	1,613
*	Air China Ltd. Class A	1,641,126	1,597
9

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Zhongji Innolight Co. Ltd. Class A	135,917	1,589
	Henan Shuanghui Investment & Development Co. Ltd. Class A	459,508	1,580
	China Reinsurance Group Corp. Class H	13,486,206	1,564
	Chongqing Changan Automobile Co. Ltd. Class B	3,282,564	1,554
	GD Power Development Co. Ltd. Class A	2,508,296	1,544
	Shanghai International Airport Co. Ltd. Class A	347,598	1,535
	Anhui Expressway Co. Ltd. Class H	1,002,728	1,516
	TCL Technology Group Corp. Class A	2,647,350	1,511
	China Energy Engineering Corp. Ltd. Class A (XSSC)	4,956,699	1,501
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	220,700	1,494
	Lao Feng Xiang Co. Ltd. Class B	419,221	1,459
	IEIT Systems Co. Ltd. Class A	207,320	1,459
	Tongwei Co. Ltd. Class A	648,500	1,457
[2]	Blue Moon Group Holdings Ltd.	2,932,000	1,442
	GoerTek Inc. Class A	492,220	1,440
*	China Southern Airlines Co. Ltd. Class H	3,495,237	1,435
[1,2]	China Merchants Securities Co. Ltd. Class H	944,913	1,433
	Bank of Chengdu Co. Ltd. Class A	609,800	1,427
	Orient Securities Co. Ltd. Class A	1,128,757	1,424
*,1,2	Remegen Co. Ltd. Class H	290,500	1,417
	Shanghai Industrial Holdings Ltd.	920,512	1,405
	360 Security Technology Inc. Class A	993,899	1,402
	Yankuang Energy Group Co. Ltd. Class A	831,202	1,397
*	China Southern Airlines Co. Ltd. Class A	1,804,997	1,394
*,1,2	East Buy Holding Ltd.	890,500	1,386
	Zhejiang NHU Co. Ltd. Class A	451,928	1,376
	Chaozhou Three-Circle Group Co. Ltd. Class A	289,500	1,371
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,744,625	1,368
	Great Wall Motor Co. Ltd. Class A	437,804	1,361
	Zhejiang Juhua Co. Ltd. Class A	387,549	1,360
*	Seazen Group Ltd.	5,389,639	1,356
	Datang International Power Generation Co. Ltd. Class H	5,683,035	1,354
	Anhui Gujing Distillery Co. Ltd. Class A	59,688	1,351
*	Beijing Capital International Airport Co. Ltd. Class H	3,691,292	1,331
*	Shanghai Electric Group Co. Ltd. Class A	1,319,200	1,328
	Shougang Fushan Resources Group Ltd.	4,165,779	1,320
*	China Vanke Co. Ltd. Class A	1,396,200	1,310
	Huadong Medicine Co. Ltd. Class A	244,100	1,305
*,1	China Traditional Chinese Medicine Holdings Co. Ltd.	5,009,306	1,304
	Sany Heavy Equipment International Holdings Co. Ltd.	1,782,000	1,299
	Zhongjin Gold Corp. Ltd. Class A	687,400	1,295
	COSCO SHIPPING Ports Ltd.	2,487,097	1,287
*,1,2	Hygeia Healthcare Holdings Co. Ltd. Class C	704,067	1,270
	Victory Giant Technology Huizhou Co. Ltd. Class A	124,000	1,264
	CMOC Group Ltd. Class A	1,295,703	1,263
[2]	China Railway Signal & Communication Corp. Ltd. Class H	3,122,353	1,256
*	China Eastern Airlines Corp. Ltd. Class A	2,466,829	1,254
	Weibo Corp. Class A	151,438	1,252
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	284,200	1,244
	Huaneng Lancang River Hydropower Inc. Class A	942,200	1,239
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	334,470	1,236
	Everbright Securities Co. Ltd. Class A	557,395	1,236
	Sanan Optoelectronics Co. Ltd. Class A	724,400	1,226
	Satellite Chemical Co. Ltd. Class A	489,680	1,224
	Sichuan Road & Bridge Co. Ltd. Class A	1,007,638	1,205
	Citic Pacific Special Steel Group Co. Ltd. Class A	746,653	1,204
	Yutong Bus Co. Ltd. Class A	325,800	1,204
[2]	Orient Securities Co. Ltd. Class H	2,041,635	1,202
	Founder Securities Co. Ltd. Class A	1,168,995	1,200
*	Nine Dragons Paper Holdings Ltd.	3,266,072	1,199
	JCET Group Co. Ltd. Class A	260,200	1,199
	China Energy Engineering Corp. Ltd. Class H	9,410,000	1,198
	Tsingtao Brewery Co. Ltd. Class A	114,683	1,175
*	Daqo New Energy Corp. ADR	92,115	1,174
	Eoptolink Technology Inc. Ltd. Class A	92,800	1,167
	Shenzhen Expressway Corp. Ltd. Class H	1,361,782	1,158
	Shanjin International Gold Co. Ltd. Class A	410,040	1,153
	Shengyi Technology Co. Ltd. Class A	340,300	1,142
	Huayu Automotive Systems Co. Ltd. Class A	461,869	1,134
	TBEA Co. Ltd. Class A	712,660	1,132
10

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Lingyi iTech Guangdong Co. Class A	1,026,400	1,131
*	CSPC Innovation Pharmaceutical Co. Ltd. Class A	194,820	1,125
	Poly Property Services Co. Ltd. Class H	282,446	1,122
[2]	BAIC Motor Corp. Ltd. Class H	4,561,936	1,121
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	224,490	1,120
	Beijing Enlight Media Co. Ltd. Class A	421,100	1,119
	Zhejiang Huayou Cobalt Co. Ltd. Class A	239,150	1,116
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	125,575	1,108
	Shanghai International Port Group Co. Ltd. Class A	1,473,900	1,106
	Metallurgical Corp. of China Ltd. Class H	5,846,030	1,105
*	Hainan Airlines Holding Co. Ltd. Class A	6,029,818	1,105
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	445,844	1,102
	ENN Natural Gas Co. Ltd. Class A	403,800	1,099
	Bestechnic Shanghai Co. Ltd. Class A	17,840	1,090
	Jiangsu King's Luck Brewery JSC Ltd. Class A	166,806	1,088
	Ningbo Deye Technology Co. Class A	90,890	1,081
	Guosen Securities Co. Ltd. Class A	721,281	1,079
[1,2]	Pharmaron Beijing Co. Ltd. Class H	620,627	1,076
*,2	Legend Holdings Corp. Class H	1,083,979	1,076
	Sieyuan Electric Co. Ltd. Class A	108,200	1,073
	Isoftstone Information Technology Group Co. Ltd. Class A	133,300	1,067
	Ganfeng Lithium Co. Ltd. Class A	258,800	1,066
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,160,940	1,061
	Lufax Holding Ltd. ADR	365,722	1,061
*	Loongson Technology Corp. Ltd. Class A	58,981	1,056
	WUS Printed Circuit Kunshan Co. Ltd. Class A	272,670	1,055
	Spring Airlines Co. Ltd. Class A	142,900	1,054
	Huizhou Desay Sv Automotive Co. Ltd. Class A	72,900	1,048
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	718,439	1,040
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	323,215	1,040
	Zhejiang Dahua Technology Co. Ltd. Class A	477,600	1,036
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	1,034
	Livzon Pharmaceutical Group Inc. Class H	309,971	1,028
	Yunnan Aluminium Co. Ltd. Class A	488,100	1,023
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	180,200	1,021
	China Lesso Group Holdings Ltd.	1,910,883	1,017
	Eastroc Beverage Group Co. Ltd. Class A	25,740	1,013
	Hengli Petrochemical Co. Ltd. Class A	480,400	1,011
*,1	China Eastern Airlines Corp. Ltd. Class H	3,393,171	1,010
	Towngas Smart Energy Co. Ltd.	2,235,307	1,007
	China Coal Energy Co. Ltd. Class A	717,838	1,002
	Zheshang Securities Co. Ltd. Class A	689,600	998
	Beijing Tong Ren Tang Co. Ltd. Class A	198,686	997
*,1,2	Luye Pharma Group Ltd.	3,817,961	991
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	990
	Metallurgical Corp. of China Ltd. Class A	2,477,500	986
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	974,200	984
	Hundsun Technologies Inc. Class A	274,442	984
	Sichuan Changhong Electric Co. Ltd. Class A	678,800	982
[2]	Qingdao Port International Co. Ltd. Class H	1,354,433	979
[1]	Flat Glass Group Co. Ltd. Class H	861,649	974
	China Merchants Energy Shipping Co. Ltd. Class A	1,209,100	973
*	Yonyou Network Technology Co. Ltd. Class A	477,962	971
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	72,902	966
	Dongfang Electric Corp. Ltd. Class H	703,291	960
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	1,326,500	959
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	438,620	958
	Sun Art Retail Group Ltd.	4,005,500	956
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	3,606,400	955
	Industrial Securities Co. Ltd. Class A	1,186,810	946
	China Resources Building Materials Technology Holdings Ltd.	4,461,958	941
	Huaneng Power International Inc. Class A	952,944	939
	SG Micro Corp. Class A (XSHE)	67,275	938
*	Yonghui Superstores Co. Ltd. Class A	1,331,900	938
	National Silicon Industry Group Co. Ltd. Class A	389,285	937
*	CCOOP Group Co. Ltd. Class A	2,512,200	932
	China Jushi Co. Ltd. Class A	575,453	929
	China National Chemical Engineering Co. Ltd. Class A	891,800	927
	China International Marine Containers Group Co. Ltd. Class H	1,472,625	925
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	924
11

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	China Greatwall Technology Group Co. Ltd. Class A	458,000	923
*	ZEEKR Intelligent Technology Holding Ltd. ADR	42,921	923
	China Everbright Ltd.	1,724,662	922
	Jiangsu Zhongtian Technology Co. Ltd. Class A	479,900	922
	Goldwind Science & Technology Co. Ltd. Class H	1,328,461	915
	Beijing New Building Materials plc Class A	236,796	913
	China Resources Microelectronics Ltd. Class A	143,162	908
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	957,414	902
	Zangge Mining Co. Ltd. Class A	181,096	902
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	260,900	901
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	880,618	898
	Chongqing Zhifei Biological Products Co. Ltd. Class A	342,450	891
	Shenergy Co. Ltd. Class A	728,600	885
[1,2]	ZJLD Group Inc.	1,054,000	881
	Wingtech Technology Co. Ltd. Class A	180,800	868
	Goneo Group Co. Ltd. Class A	88,197	865
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,715,000	863
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	241,100	858
	Jiangxi Copper Co. Ltd. Class A	292,276	857
	COSCO SHIPPING Development Co. Ltd. Class H	7,512,713	851
	Shanghai RAAS Blood Products Co. Ltd. Class A	917,200	848
	Guolian Minsheng Securities Co. Ltd. Class A	631,900	847
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	246,543	845
	Huagong Tech Co. Ltd. Class A	150,459	840
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	149,200	840
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	299,044	840
	Ningxia Baofeng Energy Group Co. Ltd. Class A	380,300	839
	Chifeng Jilong Gold Mining Co. Ltd. Class A	230,900	839
	Tianqi Lithium Corp. Class A (XSEC)	211,884	838
*	New Hope Liuhe Co. Ltd. Class A	630,900	834
	Mango Excellent Media Co. Ltd. Class A	264,729	829
	Hengtong Optic-electric Co. Ltd. Class A	390,100	829
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	68,856	829
*	Hopson Development Holdings Ltd.	2,211,947	828
*	Jiangsu Hoperun Software Co. Ltd. Class A	114,600	820
*	Hainan Airport Infrastructure Co. Ltd. Class A	1,680,223	812
*	China National Software & Service Co. Ltd. Class A	128,697	806
*	Chongqing Qianli Technology Co. Ltd. Class A	658,000	804
	APT Medical Inc. Class A	13,980	802
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	219,100	798
	Dongfang Electric Corp. Ltd. Class A	378,084	792
*	ASR Microelectronics Co. Ltd. Class A	59,491	787
	Sailun Group Co. Ltd. Class A	464,600	782
*,2	CanSino Biologics Inc. Class H	178,659	780
	Kunlun Tech Co. Ltd. Class A	177,400	779
	Imeik Technology Development Co. Ltd. Class A	32,760	779
	LB Group Co. Ltd. Class A	340,500	778
	BOE Technology Group Co. Ltd. Class B	2,328,615	775
	Beijing Tiantan Biological Products Corp. Ltd. Class A	294,760	774
	Yunnan Yuntianhua Co. Ltd. Class A	250,396	770
	Lee & Man Paper Manufacturing Ltd.	2,857,583	768
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	312,300	768
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,762,658	768
	HLA Group Corp. Ltd. Class A	666,353	762
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	211,100	761
	YTO Express Group Co. Ltd. Class A	421,500	760
	Western Mining Co. Ltd. Class A	356,700	757
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	358,943	755
	Jiangsu Eastern Shenghong Co. Ltd. Class A	621,000	753
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	321,100	753
	Huaxin Cement Co. Ltd. Class H	645,900	752
	TongFu Microelectronics Co. Ltd. Class A	212,100	748
	Hangzhou Iron & Steel Co. Class A	495,900	748
	Suzhou TFC Optical Communication Co. Ltd. Class A	77,700	747
*	OFILM Group Co. Ltd. Class A	479,400	743
	SooChow Securities Co. Ltd. Class A	686,406	739
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	521,700	738
*,2	China Bohai Bank Co. Ltd. Class H	6,277,083	737
	Jinko Solar Co. Ltd. Class A	972,878	734
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	194,000	733
12

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Huadian Power International Corp. Ltd. Class A	931,600	733
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	27,319	732
	Guanghui Energy Co. Ltd. Class A	916,800	731
	China Railway Signal & Communication Corp. Ltd. Class A	1,043,519	731
	Shanghai Baosight Software Co. Ltd. Class A	196,704	729
	Supcon Technology Co. Ltd. Class A	111,845	727
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	972,900	725
	Yealink Network Technology Corp. Ltd. Class A	157,595	721
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	230,200	714
	Kingnet Network Co. Ltd. Class A	305,500	714
	Shenzhen Kedali Industry Co. Ltd. Class A	39,300	713
	Wuhan Guide Infrared Co. Ltd. Class A	625,095	710
	Pharmaron Beijing Co. Ltd. Class A	220,978	707
	Gotion High-tech Co. Ltd. Class A	247,900	705
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	797,920	704
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	148,300	704
	Wolong Electric Group Co. Ltd. Class A	198,800	703
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	301,186	697
	Angel Yeast Co. Ltd. Class A	143,500	696
	SPIC Industry-Finance Holdings Co. Ltd. Class A	787,400	695
	Maxscend Microelectronics Co. Ltd. Class A	67,008	693
	Guangshen Railway Co. Ltd. Class H	3,142,100	688
	Dong-E-E-Jiao Co. Ltd. Class A	92,000	688
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	298,700	687
	Western Securities Co. Ltd. Class A	662,694	687
	Chongqing Rural Commercial Bank Co. Ltd. Class A	727,900	687
	Humanwell Healthcare Group Co. Ltd. Class A	238,300	684
	AIMA Technology Group Co. Ltd. Class A	115,200	684
	Hangzhou Tigermed Consulting Co. Ltd. Class A	110,729	681
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	681
	Bethel Automotive Safety Systems Co. Ltd. Class A	85,680	681
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	37,300	681
	Sunwoda Electronic Co. Ltd. Class A	259,900	680
	Beijing Roborock Technology Co. Ltd. Class A	25,459	680
*	Guangzhou Tinci Materials Technology Co. Ltd. Class A	282,020	678
	GalaxyCore Inc. Class A	356,844	678
*	Changchun High-Tech Industry Group Co. Ltd. Class A	55,882	677
	Bank of Suzhou Co. Ltd. Class A	611,260	677
	Youngor Group Co. Ltd. Class A	655,000	676
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	173,114	675
	Shandong Sun Paper Industry JSC Ltd. Class A	350,000	675
	Changjiang Securities Co. Ltd. Class A	759,986	672
	Accelink Technologies Co. Ltd. Class A	112,200	667
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	198,800	664
	Ningbo Orient Wires & Cables Co. Ltd. Class A	94,300	656
	Shenzhen Goodix Technology Co. Ltd. Class A	67,600	654
*	Tianfeng Securities Co. Ltd. Class A	1,215,200	653
	Guoyuan Securities Co. Ltd. Class A	631,751	649
	Tianshui Huatian Technology Co. Ltd. Class A	507,600	648
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	430,650	648
[2]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	367,430	648
	Piotech Inc. Class A	30,012	647
*	BeiGene Ltd. Class A	17,882	645
	China Rare Earth Resources & Technology Co. Ltd. Class A	149,700	644
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	16,165	637
	Unisplendour Corp. Ltd. Class A	183,037	636
	Fujian Funeng Co. Ltd. Class A	481,840	636
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	445,100	636
	Caitong Securities Co. Ltd. Class A	630,577	634
	GRG Banking Equipment Co. Ltd. Class A	371,287	632
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	145,897	631
	All Winner Technology Co. Ltd. Class A	113,126	628
	DHC Software Co. Ltd. Class A	461,100	626
	China International Capital Corp. Ltd. Class A	138,500	626
	Bank of Changsha Co. Ltd. Class A	500,900	625
	China XD Electric Co. Ltd. Class A	723,522	619
	JA Solar Technology Co. Ltd. Class A	469,089	617
	Xiamen C & D Inc. Class A	428,300	614
	Huaibei Mining Holdings Co. Ltd. Class A	375,900	614
	GEM Co. Ltd. Class A	725,598	612
13

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Dongxing Securities Co. Ltd. Class A	442,092	611
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	577,375	609
	Zhejiang Longsheng Group Co. Ltd. Class A	449,700	608
	Kingfa Sci & Tech Co. Ltd. Class A	401,300	607
	Hualan Biological Engineering Inc. Class A	267,864	604
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	96,249	602
*	Amlogic Shanghai Co. Ltd. Class A	60,336	601
*	Seazen Holdings Co. Ltd. Class A	321,597	600
	Hwatsing Technology Co. Ltd. Class A	26,191	598
	First Capital Securities Co. Ltd. Class A	636,700	595
	Empyrean Technology Co. Ltd. Class A	36,230	595
[2]	Angelalign Technology Inc.	94,967	594
	Hoshine Silicon Industry Co. Ltd. Class A	84,300	593
*	Ninestar Corp. Class A	195,225	592
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	90,100	592
	Tianqi Lithium Corp. Class H	199,200	592
	Hisense Visual Technology Co. Ltd. Class A	180,100	591
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	589
	Hunan Valin Steel Co. Ltd. Class A	874,300	588
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	65,214	588
	SDIC Capital Co. Ltd. Class A	621,600	586
	Zhejiang Chint Electrics Co. Ltd. Class A	190,493	585
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	166,100	585
	CSG Holding Co. Ltd. Class B	2,596,352	583
	Cathay Biotech Inc. Class A	81,406	583
	Guangzhou Haige Communications Group Inc. Co. Class A	405,400	580
	Western Superconducting Technologies Co. Ltd. Class A	89,566	579
	Guobo Electronics Co. Ltd. Class A	84,470	579
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	1,924,289	578
	Guangdong HEC Technology Holding Co. Ltd. Class A	432,553	577
	Meihua Holdings Group Co. Ltd. Class A	382,100	577
	Goldwind Science & Technology Co. Ltd. Class A	477,497	575
	Shenzhen Energy Group Co. Ltd. Class A	651,220	574
	Winner Medical Co. Ltd. Class A	79,840	574
*	Kangmei Pharmaceutical Co. Ltd. Class A	2,127,500	574
	Jiangsu Financial Leasing Co. Ltd. Class A	779,900	573
	Trina Solar Co. Ltd. Class A	316,234	571
	Hangzhou GreatStar Industrial Co. Ltd.	177,600	570
	Wintime Energy Group Co. Ltd. Class A	3,091,400	570
	Wangsu Science & Technology Co. Ltd. Class A	352,300	569
	CNGR Advanced Material Co. Ltd. Class A	130,612	568
	Ecovacs Robotics Co. Ltd. Class A	80,000	567
	Jinduicheng Molybdenum Co. Ltd. Class A	418,200	565
	CNPC Capital Co. Ltd. Class A	594,191	562
	Shanghai Rural Commercial Bank Co. Ltd. Class A	485,389	562
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	97,100	561
	Hunan Gold Corp. Ltd. Class A	180,700	559
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	187,697	558
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	557
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	83,500	557
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	775,270	555
	Giant Network Group Co. Ltd. Class A	277,700	555
	Chongqing Brewery Co. Ltd. Class A	69,400	552
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	341,600	552
	Sinolink Securities Co. Ltd. Class A	492,400	551
	Zhejiang Supor Co. Ltd. Class A	70,976	550
	Heilongjiang Agriculture Co. Ltd. Class A	266,300	550
*	Angang Steel Co. Ltd. Class H	2,898,568	548
	Weifu High-Technology Group Co. Ltd. Class B	347,462	546
	Juneyao Airlines Co. Ltd. Class A	319,218	545
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	992,400	545
*	AVICOPTER plc Class A	111,300	544
	Rockchip Electronics Co. Ltd. Class A	23,000	542
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	494,438	540
	China Zhenhua Group Science & Technology Co. Ltd. Class A	76,000	537
	Hubei Energy Group Co. Ltd. Class A	842,208	537
	China Oilfield Services Ltd. Class A	292,289	537
	Glarun Technology Co. Ltd. Class A	186,800	537
	China Zheshang Bank Co. Ltd. Class A	1,301,950	536
	TangShan Port Group Co. Ltd. Class A	970,529	536
14

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	J-Yuan Trust Co. Ltd. Class A	1,420,900	536
	Leo Group Co. Ltd. Class A	1,041,900	535
	Xiamen Tungsten Co. Ltd. Class A	211,799	535
	Huafon Chemical Co. Ltd. Class A	577,800	532
	Jointown Pharmaceutical Group Co. Ltd. Class A	713,484	532
	Shanghai Moons' Electric Co. Ltd. Class A	58,600	531
	Yili Chuanning Biotechnology Co. Ltd. Class A	330,200	528
	Guangzhou Automobile Group Co. Ltd. Class A	476,130	526
	Zhejiang Crystal-Optech Co. Ltd. Class A	193,196	524
[2]	Everbright Securities Co. Ltd. Class H	600,670	524
	Jiangsu Yoke Technology Co. Ltd. Class A	68,700	522
*	Beiqi Foton Motor Co. Ltd. Class A	1,446,200	522
	Beijing Sinnet Technology Co. Ltd. Class A	261,100	520
	Shanghai Electric Power Co. Ltd. Class A	422,000	519
	Newland Digital Technology Co. Ltd. Class A	140,399	518
	Nanjing Securities Co. Ltd. Class A	486,400	518
	Jiangsu Expressway Co. Ltd. Class A	246,275	516
	Nanjing Iron & Steel Co. Ltd. Class A	866,100	515
	Guangzhou Baiyun International Airport Co. Ltd. Class A	411,900	512
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	2,044,864	511
	Qingdao TGOOD Electric Co. Ltd. Class A	160,300	511
	Hisense Home Appliances Group Co. Ltd. Class A	134,500	509
	China National Medicines Corp. Ltd. Class A	127,500	509
	Songcheng Performance Development Co. Ltd. Class A	394,720	508
	China South Publishing & Media Group Co. Ltd. Class A	258,821	508
	Tongkun Group Co. Ltd. Class A	339,000	508
	Southwest Securities Co. Ltd. Class A	893,700	507
	Wuchan Zhongda Group Co. Ltd. Class A	722,000	506
	Shandong Hi-speed Co. Ltd. Class A	338,700	505
	Sinoma International Engineering Co. Class A	400,000	505
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	201,700	504
*	Siasun Robot & Automation Co. Ltd. Class A	217,920	501
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	169,597	501
	Shenzhen Kinwong Electronic Co. Ltd. Class A	130,240	501
	Beijing Shougang Co. Ltd. Class A	1,001,600	498
	Haisco Pharmaceutical Group Co. Ltd. Class A	84,100	496
	CNOOC Energy Technology & Services Ltd. Class A	907,600	496
	Shenzhen SED Industry Co. Ltd. Class A	159,100	495
*	Nexchip Semiconductor Corp. Class A	168,080	495
	Huaan Securities Co. Ltd. Class A	648,700	494
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	703,800	492
	Raytron Technology Co. Ltd. Class A	63,780	491
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	543,600	490
	Ingenic Semiconductor Co. Ltd. Class A	52,100	487
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,384,100	486
	China Great Wall Securities Co. Ltd. Class A	455,700	485
	CGN Power Co. Ltd. Class A	998,100	484
	Livzon Pharmaceutical Group Inc. Class A	101,400	483
	Shenzhen Investment Ltd.	4,731,151	481
	Shenzhen Huaqiang Industry Co. Ltd. Class A	136,100	480
*	Wanda Film Holding Co. Ltd. Class A	308,599	478
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	132,692	477
*	SICC Co. Ltd. Class A	59,095	473
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	643,140	472
*	Shanghai Junshi Biosciences Co. Ltd. Class A	113,129	472
	Shenzhen Capchem Technology Co. Ltd. Class A	107,740	471
	Avary Holding Shenzhen Co. Ltd. Class A	118,800	469
	ACM Research Shanghai Inc. Class A	32,367	468
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	183,400	465
	Sealand Securities Co. Ltd. Class A	886,140	465
	Oriental Pearl Group Co. Ltd. Class A	457,500	465
	Xiamen Faratronic Co. Ltd. Class A	32,300	463
	Sichuan Swellfun Co. Ltd. Class A	73,600	462
	Ming Yang Smart Energy Group Ltd. Class A	326,600	459
	Offshore Oil Engineering Co. Ltd. Class A	627,100	459
	Han's Laser Technology Industry Group Co. Ltd. Class A	143,600	458
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	241,860	458
*	Pacific Securities Co. Ltd. Class A	928,800	458
	Shenzhen Longsys Electronics Co. Ltd. Class A	42,600	458
	BBMG Corp. Class H	5,067,085	457
15

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Sinoma Science & Technology Co. Ltd. Class A	241,600	457
*	Guosheng Financial Holding Inc. Class A	274,000	457
	Yunnan Energy New Material Co. Ltd. Class A	119,210	455
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	220,000	453
	Skshu Paint Co. Ltd. Class A	67,788	452
	Tian Di Science & Technology Co. Ltd. Class A	529,200	452
	Ningbo Joyson Electronic Corp. Class A	197,500	448
	Minmetals Capital Co. Ltd. Class A	626,100	448
*	IRICO Display Devices Co. Ltd. Class A	485,500	448
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	159,000	447
	JCHX Mining Management Co. Ltd. Class A	87,432	446
	AECC Aero-Engine Control Co. Ltd. Class A	180,000	444
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	443
	Yunnan Copper Co. Ltd. Class A	276,000	443
	Guangxi Guiguan Electric Power Co. Ltd. Class A	515,960	443
	Liaoning Port Co. Ltd. Class A	2,183,500	439
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	94,697	438
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	219,220	433
	Range Intelligent Computing Technology Group Co. Ltd. Class A	65,000	433
*	Tsinghua Tongfang Co. Ltd. Class A	450,300	432
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	307,247	431
*	Quzhou Xin'an Development Co. Ltd. Class A	1,161,800	430
	Jiangsu Yangnong Chemical Co. Ltd. Class A	60,580	430
	Wanxiang Qianchao Co. Ltd. Class A	479,233	429
	Beijing Shiji Information Technology Co. Ltd. Class A	373,015	428
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	543,652	426
	Central China Securities Co. Ltd. Class H	2,314,621	426
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	874,400	425
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	360,200	425
	People.cn Co. Ltd. Class A	155,681	425
	COSCO SHIPPING Development Co. Ltd. Class A	1,377,840	425
	Beijing Ultrapower Software Co. Ltd. Class A	281,500	424
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	970,790	423
	Thunder Software Technology Co. Ltd. Class A	54,800	422
	Yunnan Tin Co. Ltd. Class A	221,500	422
*	Shenzhen Infogem Technologies Co. Ltd. Class A	96,688	421
	Anjoy Foods Group Co. Ltd. Class A	40,100	421
	Shaanxi Energy Investment Co. Ltd. Class A	344,100	421
	Winning Health Technology Group Co. Ltd. Class A	298,080	420
	Luxi Chemical Group Co. Ltd. Class A	283,800	418
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	438,300	418
	Xuji Electric Co. Ltd. Class A	142,800	418
	Shanghai United Imaging Healthcare Co. Ltd. Class A	22,829	417
	Shanxi Securities Co. Ltd. Class A	533,990	415
	FAW Jiefang Group Co. Ltd. Class A	417,386	414
	Tasly Pharmaceutical Group Co. Ltd. Class A	197,000	413
*	Shengyi Electronics Co. Ltd. Class A	114,999	412
*	Sinopec Oilfield Service Corp. Class H	5,410,803	411
	Chengdu Xingrong Environment Co. Ltd. Class A	420,805	411
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	195,900	409
	Flat Glass Group Co. Ltd. Class A	197,700	409
	Lepu Medical Technology Beijing Co. Ltd. Class A	264,200	408
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	123,220	408
	Sinomine Resource Group Co. Ltd. Class A	101,580	407
	Zhefu Holding Group Co. Ltd. Class A	935,000	405
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	572,200	404
*	Maanshan Iron & Steel Co. Ltd. Class A	959,100	404
	Bank of Guiyang Co. Ltd. Class A	508,200	404
	RoboTechnik Intelligent Technology Co. Ltd. Class A	22,400	404
	Huaqin Technology Co. Ltd. Class A	44,400	404
	Sunresin New Materials Co. Ltd. Class A	67,300	403
*	Qi An Xin Technology Group Inc. Class A	94,732	403
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	402
*	NavInfo Co. Ltd. Class A	350,596	402
*	Tianma Microelectronics Co. Ltd. Class A	364,666	401
	Xiangcai Co. Ltd. Class A	374,600	401
	Haohua Chemical Science & Technology Co. Ltd. Class A	113,700	400
	Shenzhen MTC Co. Ltd. Class A	671,146	399
	Hesteel Co. Ltd. Class A	1,336,700	399
	Weihai Guangwei Composites Co. Ltd. Class A	99,520	398
16

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	15,419	398
	Jizhong Energy Resources Co. Ltd. Class A	461,603	397
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	350,200	396
	Baiyin Nonferrous Group Co. Ltd. Class A	1,059,500	396
	An Hui Wenergy Co. Ltd. Class A	390,900	395
*	Beijing Compass Technology Development Co. Ltd. Class A	48,700	395
*	Hytera Communications Corp. Ltd. Class A	256,000	394
	Beijing Dabeinong Technology Group Co. Ltd. Class A	701,200	394
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	242,900	394
	Ginlong Technologies Co. Ltd. Class A	54,314	393
	Hangzhou Robam Appliances Co. Ltd. Class A	145,600	392
	Hangzhou Lion Microelectronics Co. Ltd. Class A	109,534	392
	Yonfer Agricultural Technology Co. Ltd. Class A	209,300	391
*	3peak Inc. Class A	18,238	391
*	Shanxi Meijin Energy Co. Ltd. Class A	674,800	390
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	390
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	311,219	390
	Guangzhou Development Group Inc. Class A	438,700	390
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	977,900	389
	Jason Furniture Hangzhou Co. Ltd. Class A	113,230	389
	COFCO Sugar Holding Co. Ltd. Class A	302,800	387
	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	386
	Lao Feng Xiang Co. Ltd. Class A	58,369	386
	Suzhou Maxwell Technologies Co. Ltd. Class A	40,166	385
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	148,100	385
	BGI Genomics Co. Ltd. Class A	57,791	384
	Shandong Pharmaceutical Glass Co. Ltd. Class A	125,700	384
	China Meheco Group Co. Ltd. Class A	275,020	384
	Gemdale Corp. Class A	649,600	383
	Shennan Circuits Co. Ltd. Class A	25,338	382
*	Maanshan Iron & Steel Co. Ltd. Class H	1,802,000	381
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	124,700	381
	Aisino Corp. Class A	336,600	381
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	380
	Asymchem Laboratories Tianjin Co. Ltd. Class A	33,740	380
	Shenzhen Sunway Communication Co. Ltd. Class A	137,600	378
	Sinotrans Ltd. Class A	584,900	377
	Datang International Power Generation Co. Ltd. Class A	882,200	377
	Hengyi Petrochemical Co. Ltd. Class A	448,600	376
	Anhui Expressway Co. Ltd. Class A	158,000	376
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	122,000	375
	Bank of Qingdao Co. Ltd. Class A	598,480	374
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	600,200	374
*	Greenland Holdings Corp. Ltd. Class A	1,568,000	373
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	371
	Hongta Securities Co. Ltd. Class A	364,400	370
	Ruijie Networks Co. Ltd. Class A	36,100	369
	Guangxi Liugong Machinery Co. Ltd. Class A	267,700	367
	Shenzhen Airport Co. Ltd. Class A	392,416	366
	China Baoan Group Co. Ltd. Class A	342,200	365
	Goke Microelectronics Co. Ltd. Class A	38,300	365
*	CITIC Heavy Industries Co. Ltd. Class A	604,200	364
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	299,972	363
	StarPower Semiconductor Ltd. Class A	31,780	361
*	Remegen Co. Ltd. Class A	51,741	361
	BTG Hotels Group Co. Ltd. Class A	182,796	360
	By-health Co. Ltd. Class A	237,266	359
	Beijing Easpring Material Technology Co. Ltd. Class A	68,900	359
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	62,700	357
	DongFeng Automobile Co. Ltd. Class A	369,200	357
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	465,271	356
	Leyard Optoelectronic Co. Ltd. Class A	419,800	356
	Sichuan New Energy Power Co. Ltd. Class A	252,100	355
	Fujian Sunner Development Co. Ltd. Class A	160,100	354
	Zhejiang Hailiang Co. Ltd. Class A	268,300	353
	Autel Intelligent Technology Corp. Ltd. Class A	61,348	353
	Shanxi Coal International Energy Group Co. Ltd. Class A	270,600	353
	Topchoice Medical Corp. Class A	63,556	352
	Eastern Air Logistics Co. Ltd. Class A	210,498	352
	Shanghai Tunnel Engineering Co. Ltd. Class A	427,444	350
17

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shede Spirits Co. Ltd. Class A	44,800	350
	Capital Securities Co. Ltd. Class A	134,200	350
	Fangda Carbon New Material Co. Ltd. Class A	549,716	349
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	53,093	349
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	240,100	348
	Shanghai Lingang Holdings Corp. Ltd. Class A	277,488	347
	Shenghe Resources Holding Co. Ltd. Class A	237,500	346
	China Film Co. Ltd. Class A	245,666	346
	CECEP Wind-Power Corp. Class A	864,890	342
	AVIC Chengdu UAS Co. Ltd. Class A	63,162	342
	Hua Hong Semiconductor Ltd. Class A	48,222	342
	Beijing United Information Technology Co. Ltd. Class A	104,255	340
	Hangzhou First Applied Material Co. Ltd. Class A	199,872	338
	Northeast Securities Co. Ltd. Class A	324,100	338
	Shanghai Bailian Group Co. Ltd. Class A	256,600	338
	Keda Industrial Group Co. Ltd. Class A	270,600	338
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	174,371	338
	Laobaixing Pharmacy Chain JSC Class A	121,790	337
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	233,083	337
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	229,800	335
	CSSC Science & Technology Co. Ltd. Class A	208,600	335
*	United Nova Technology Co. Ltd. Class A	524,359	335
	Tianjin Guangyu Development Co. Ltd. Class A	283,100	334
	Shenzhen SC New Energy Technology Corp. Class A	44,100	334
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	108,500	333
	Shaanxi International Trust Co. Ltd. Class A	726,100	333
	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	330
	Jiangsu Xukuang Energy Co. Ltd. Class A	478,700	330
	Zhejiang Dingli Machinery Co. Ltd. Class A	54,954	329
	Beijing Jingneng Power Co. Ltd. Class A	588,800	329
	Harbin Boshi Automation Co. Ltd. Class A	142,800	328
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	234,800	327
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	327
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	44,783	323
	Jiangsu Pacific Quartz Co. Ltd.Class A	72,300	323
*	Suzhou Centec Communications Co. Ltd. Class A	35,124	323
	Bloomage Biotechnology Corp. Ltd. Class A	47,917	322
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	521,500	321
	Sangfor Technologies Inc. Class A	23,400	318
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	220,300	318
	Shanghai Awinic Technology Co. Ltd. Class A	31,562	318
	Beijing Originwater Technology Co. Ltd. Class A	516,100	315
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	144,300	313
*	Addsino Co. Ltd. Class A	332,200	312
	Jafron Biomedical Co. Ltd. Class A	105,984	312
	Longshine Technology Group Co. Ltd. Class A	161,400	312
	Huaxin Cement Co. Ltd. Class A	187,800	311
	Wangfujing Group Co. Ltd. Class A	162,000	311
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	681,930	311
	State Grid Yingda Co. Ltd. Class A	464,906	311
	TianShan Material Co. Ltd. Class A	459,500	310
	Lakala Payment Co. Ltd. Class A	106,100	309
	Luenmei Quantum Co. Ltd. Class A	382,500	309
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	170,690	308
	China International Marine Containers Group Co. Ltd. Class A	294,940	307
	Weifu High-Technology Group Co. Ltd. Class A	113,700	306
	Shanghai Jahwa United Co. Ltd. Class A	95,000	306
	ORG Technology Co. Ltd. Class A	414,500	305
	STO Express Co. Ltd. Class A	207,099	305
	Baoji Titanium Industry Co. Ltd. Class A	75,823	305
	CECEP Solar Energy Co. Ltd. Class A	509,880	303
	Ningbo Shanshan Co. Ltd. Class A	314,000	303
	Walvax Biotechnology Co. Ltd. Class A	218,600	302
	Perfect World Co. Ltd. Class A	161,300	302
	Chongqing Department Store Co. Ltd. Class A	69,200	302
	Bank of Xi'an Co. Ltd. Class A	634,000	302
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	301
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	112,083	301
	Jiangsu Cnano Technology Co. Ltd. Class A	49,947	301
	Sany Renewable Energy Co. Ltd. Class A	96,237	301
18

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Huaxi Securities Co. Ltd. Class A	270,300	299
	Cinda Securities Co. Ltd. Class A	148,900	299
	Hefei Meiya Optoelectronic Technology Inc. Class A	128,210	297
	Shanghai Environment Group Co. Ltd. Class A	272,292	295
	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	294
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	504,780	292
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	105,617	292
	Anker Innovations Technology Co. Ltd. Class A	23,660	290
	Central China Securities Co. Ltd. Class A	549,200	289
	G-bits Network Technology Xiamen Co. Ltd. Class A	8,800	289
	Taiji Computer Corp. Ltd. Class A	86,698	288
*	Alpha Group Class A	233,900	288
	China Railway Hi-tech Industry Co. Ltd. Class A	282,200	284
	Suofeiya Home Collection Co. Ltd. Class A	135,100	283
[2]	Joinn Laboratories China Co. Ltd. Class H	223,663	283
	Zhejiang Huace Film & Television Co. Ltd. Class A	284,600	282
	Sichuan Yahua Industrial Group Co. Ltd. Class A	183,000	282
	Shanghai Construction Group Co. Ltd. Class A	851,600	282
	Canmax Technologies Co. Ltd. Class A	114,920	282
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	98,456	281
	Oppein Home Group Inc. Class A	30,762	280
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	745,732	280
*	Angang Steel Co. Ltd. Class A	884,100	280
	Guangshen Railway Co. Ltd. Class A	690,900	280
	China World Trade Center Co. Ltd. Class A	93,200	280
*	Sinopec Oilfield Service Corp. Class A	1,105,400	280
	Shanghai Huayi Group Co. Ltd. Class A	298,700	280
	JiuGui Liquor Co. Ltd. Class A	47,100	278
	YongXing Special Materials Technology Co. Ltd. Class A	65,910	278
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	277
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	104,394	277
*	Farasis Energy Gan Zhou Co. Ltd. Class A	165,211	277
	China National Accord Medicines Corp. Ltd. Class B	183,959	273
	Yifan Pharmaceutical Co. Ltd. Class A	174,100	272
	Eyebright Medical Technology Beijing Co. Ltd. Class A	24,993	272
	China National Accord Medicines Corp. Ltd. Class A	79,910	270
*	Beijing Jetsen Technology Co. Ltd. Class A	370,800	270
	Zhongtai Securities Co. Ltd. Class A	321,300	270
	Chinalin Securities Co. Ltd. Class A	141,500	270
	Shandong Linglong Tyre Co. Ltd. Class A	137,000	269
	North Industries Group Red Arrow Co. Ltd. Class A	115,200	267
	Xiamen ITG Group Corp. Ltd. Class A	308,000	266
*	Polaris Bay Group Co. Ltd. Class A	304,100	266
	Bright Dairy & Food Co. Ltd. Class A	234,200	266
*	Sinochem International Corp. Class A	539,800	266
	Huafa Industrial Co. Ltd. Zhuhai Class A	378,200	265
	Tianshan Aluminum Group Co. Ltd. Class A	257,700	264
	Huali Industrial Group Co. Ltd. Class A	37,300	264
	CSI Solar Co. Ltd. Class A	217,968	264
	Liaoning Cheng Da Co. Ltd. Class A	190,500	262
	Xinjiang Daqo New Energy Co. Ltd. Class A	106,415	261
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	127,991	260
	Guangzhou Port Co. Ltd. Class A	600,100	259
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	296,885	258
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	258
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	23,200	257
*	CITIC Metal Co. Ltd. Class A	244,200	257
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	120,700	256
	Intco Medical Technology Co. Ltd. Class A	83,610	256
	China Enterprise Co. Ltd. Class A	666,255	256
	Xi'An Shaangu Power Co. Ltd. Class A	224,500	256
	Anhui Yingjia Distillery Co. Ltd. Class A	42,100	255
	Shanghai SMI Holding Co. Ltd. Class A	414,500	255
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	54,700	254
	Qingdao Port International Co. Ltd. Class A	213,000	254
	Dongguan Yiheda Automation Co. Ltd. Class A	79,220	254
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	253
	Eternal Asia Supply Chain Management Ltd. Class A	378,500	253
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	253,800	253
*	Montnets Cloud Technology Group Co. Ltd. Class A	132,300	252
19

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Guangdong Kinlong Hardware Products Co. Ltd. Class A	80,800	252
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	91,877	252
	Shanghai M&G Stationery Inc. Class A	62,300	252
	Caida Securities Co. Ltd. Class A	285,600	252
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	424,400	251
	Guangdong Marubi Biotechnology Co. Ltd. Class A	38,489	250
*	Ourpalm Co. Ltd. Class A	375,000	249
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	80,100	249
*	Bank of Zhengzhou Co. Ltd. Class A	978,341	249
	Visual China Group Co. Ltd. Class A	87,900	248
	Shenzhen Gas Corp. Ltd. Class A	281,300	247
	Do-Fluoride New Materials Co. Ltd. Class A	153,020	245
	Ovctek China Inc. Class A	120,520	244
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	415,500	244
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	242
	Zhejiang Medicine Co. Ltd. Class A	131,900	242
	iRay Group Class A	14,523	242
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	241
*	Oriental Energy Co. Ltd. Class A	214,100	241
	Tianjin Port Co. Ltd. Class A	394,636	240
*	Tangshan Jidong Cement Co. Ltd. Class A	365,900	239
	Jointo Energy Investment Co. Ltd. Hebei Class A	269,600	238
	CETC Cyberspace Security Technology Co. Ltd. Class A	114,898	238
	Fujian Kuncai Material Technology Co. Ltd. Class A	84,980	237
*	Baimtec Material Co. Ltd. Class A	32,431	236
	Huaihe Energy Group Co. Ltd. Class A	487,400	233
	CMST Development Co. Ltd. Class A	284,100	230
	Hoymiles Power Electronics Inc. Class A	17,184	230
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	229
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	163,627	229
*	Red Star Macalline Group Corp. Ltd. Class A	562,080	229
	CSG Holding Co. Ltd. Class A	348,700	228
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	59,600	228
*	Chengxin Lithium Group Co. Ltd. Class A	146,500	226
	Beijing Gehua CATV Network Co. Ltd. Class A	227,500	226
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	70,500	223
	BBMG Corp. Class A	1,057,400	223
*	Jiangxi Special Electric Class A	232,600	223
	Joinn Laboratories China Co. Ltd. Class A	103,428	222
	Hangzhou Shunwang Technology Co. Ltd. Class A	85,800	221
	Neusoft Corp. Class A	159,000	221
	Vanchip Tianjin Technology Co. Ltd. Class A	51,044	221
	China Merchants Port Group Co. Ltd. Class A	83,900	220
	Chongqing Water Group Co. Ltd. Class A	330,700	220
	Titan Wind Energy Suzhou Co. Ltd. Class A	247,600	219
	Shandong Humon Smelting Co. Ltd. Class A	146,076	218
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	218
*,2	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	217
	Sansure Biotech Inc. Class A	79,534	217
	Huaxia Eye Hospital Group Class A	83,700	217
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	69,100	215
*	GCL System Integration Technology Co. Ltd. Class A	741,300	215
	Shenzhen Senior Technology Material Co. Ltd. Class A	172,100	215
	Jiangsu Linyang Energy Co. Ltd. Class A	282,500	215
	Chongqing Taiji Industry Group Co. Ltd. Class A	75,800	215
*	LianChuang Electronic Technology Co. Ltd. Class A	145,110	213
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	157,100	213
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	572,100	213
	Anhui Xinhua Media Co. Ltd. Class A	220,000	212
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	110,500	209
	Shanghai Huayi Group Co. Ltd. Class B	421,647	208
*	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	208
*	Guangdong Golden Dragon Development Inc. Class A	136,800	207
*	Rising Nonferrous Metals Share Co. Ltd. Class A	41,800	207
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	108,100	206
	Dongguan Development Holdings Co. Ltd. Class A	145,600	206
	Levima Advanced Materials Corp. Class A	101,600	206
	Zhongshan Public Utilities Group Co. Ltd. Class A	174,500	205
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	28,472	205
	Yangling Metron New Material Inc. Class A	78,900	205
20

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Suzhou Nanomicro Technology Co. Ltd. Class A	66,261	204
	Hainan Mining Co. Ltd. Class A	210,600	203
	Rizhao Port Co. Ltd. Class A	491,500	203
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	55,400	201
	Guangdong Electric Power Development Co. Ltd. Class A	341,100	201
	OPT Machine Vision Tech Co. Ltd. Class A	16,155	201
	Micro-Tech Nanjing Co. Ltd. Class A	24,211	200
	China Southern Power Grid Energy Storage Co. Ltd. Class A	149,300	200
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	199
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	198
*	Harbin Hatou Investment Co. Ltd. Class A	253,629	198
	Kaishan Group Co. Ltd. Class A	163,044	196
	Shandong Publishing & Media Co. Ltd. Class A	145,100	196
	Shenzhen Agricultural Power Group Co. Ltd. Class A	223,300	195
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	335,800	194
	Shenzhen Expressway Corp. Ltd. Class A	126,300	194
	Suzhou Anjie Technology Co. Ltd. Class A	109,000	193
	Jiangling Motors Corp. Ltd. Class A	74,254	192
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	316,800	192
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	49,600	191
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	190
	NanJi E-Commerce Co. Ltd. Class A	314,099	190
	Shandong Denghai Seeds Co. Ltd. Class A	135,400	189
	Guangzhou Wondfo Biotech Co. Ltd. Class A	66,460	188
*	Wonders Information Co. Ltd. Class A	183,400	188
	JL Mag Rare-Earth Co. Ltd. Class A	65,920	186
*	Cinda Real Estate Co. Ltd. Class A	318,983	186
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	285,400	186
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	210,600	186
	Zhuzhou Kibing Group Co. Ltd. Class A	248,300	185
	Wuxi Autowell Technology Co. Ltd. Class A	40,534	185
	Far East Smarter Energy Co. Ltd. Class A	280,600	185
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	363,800	184
	Juewei Food Co. Ltd. Class A	83,294	182
	Fushun Special Steel Co. Ltd. Class A	263,500	181
	Zhejiang Wanliyang Co. Ltd. Class A	177,600	179
	Keboda Technology Co. Ltd. Class A	24,000	179
	Dian Diagnostics Group Co. Ltd. Class A	92,200	178
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	45,050	178
	Jiangsu Guoxin Corp. Ltd. Class A	176,345	178
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	177
	Bluestar Adisseo Co. Class A	133,700	177
	Pylon Technologies Co. Ltd. Class A	31,301	177
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	176
	Triangle Tyre Co. Ltd. Class A	94,400	176
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	275,400	175
	Zhejiang Runtu Co. Ltd. Class A	181,405	174
	China TransInfo Technology Co. Ltd. Class A	137,600	174
	Valiant Co. Ltd. Class A	115,600	174
	BOC International China Co. Ltd. Class A	127,700	174
	Sichuan Teway Food Group Co. Ltd. Class A	112,244	173
	Camel Group Co. Ltd. Class A	148,270	171
	Jihua Group Corp. Ltd. Class A	482,300	171
*	Zhejiang Yongtai Technology Co. Ltd. Class A	119,415	170
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	30,700	169
	China Southern Power Grid Technology Co. Ltd. Class A	42,627	169
	North China Pharmaceutical Co. Ltd. Class A	203,500	169
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	168
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	136,900	167
*	Grandjoy Holdings Group Co. Ltd. Class A	456,788	164
	Topsec Technologies Group Inc. Class A	163,600	163
	Hongyuan Green Energy Co. Ltd. Class A	83,300	163
*	MGI Tech Co. Ltd. Class A	14,830	163
*	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	162
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	160
*	Shenzhen Dynanonic Co. Ltd. Class A	41,632	160
	Hunan Corun New Energy Co. Ltd. Class A	246,100	160
	Autobio Diagnostics Co. Ltd. Class A	29,900	158
	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	34,900	158
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	835,400	158
21

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Tianneng Battery Group Co. Ltd. Class A	44,341	158
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	157
	YUNDA Holding Group Co. Ltd. Class A	167,770	157
	Guangdong South New Media Co. Ltd. Class A	29,300	157
	Zhejiang HangKe Technology Inc. Co. Class A	66,043	155
	Zhejiang Construction Investment Group Co. Ltd. Class A	132,300	155
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	154
	GoodWe Technologies Co. Ltd. Class A	28,123	154
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	152
	Porton Pharma Solutions Ltd. Class A	73,195	152
	Autohome Inc. Class A	22,173	151
	Daan Gene Co. Ltd. Class A	192,016	149
	Shanying International Holding Co. Ltd. Class A	647,200	149
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	315,000	148
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	147
	Easyhome New Retail Group Co. Ltd.Class A	323,400	147
	Huapont Life Sciences Co. Ltd. Class A	257,600	144
	C&S Paper Co. Ltd. Class A	158,800	144
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	140
	Greattown Holdings Ltd. Class A	316,500	138
	Luxin Venture Capital Group Co. Ltd. Class A	86,800	138
*	Financial Street Holdings Co. Ltd. Class A	360,690	137
	Skyworth Digital Co. Ltd. Class A	88,700	137
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	409,000	137
	Youngy Co. Ltd. Class A	36,300	136
	Shenzhen Aisidi Co. Ltd. Class A	83,700	134
	Deppon Logistics Co. Ltd. Class A	73,700	132
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	49,972	130
	Jinyu Bio-Technology Co. Ltd. Class A	138,000	129
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	128
	Qinhuangdao Port Co. Ltd. Class A	294,000	128
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	81,200	126
	Joyoung Co. Ltd. Class A	95,700	125
	Qingdao Rural Commercial Bank Corp. Class A	289,500	125
	Luolai Lifestyle Technology Co. Ltd. Class A	100,800	125
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	125
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	84,760	122
	Xinfengming Group Co. Ltd. Class A	81,300	121
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	25,600	121
*	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	120
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	120
	Chengdu XGimi Technology Co. Ltd.	6,844	120
	Shanghai AJ Group Co. Ltd. Class A	189,933	117
	Inmyshow Digital Technology Group Co. Ltd. Class A	177,000	116
*	Offcn Education Technology Co. Ltd. Class A	277,400	115
*	ADAMA Ltd. Class A	134,900	115
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	44,200	112
	Opple Lighting Co. Ltd. Class A	47,874	111
*	Beijing Capital Development Co. Ltd. Class A	340,513	111
*,3	China Grand Automotive Services Group Co. Ltd. Series A	1,009,400	108
	China Animal Husbandry Industry Co. Ltd. Class A	118,000	108
	Digital China Information Service Co. Ltd. Class A	72,800	107
	Zhejiang Semir Garment Co. Ltd. Class A	138,900	107
	KingClean Electric Co. Ltd. Class A	35,714	105
	Sinosoft Co. Ltd. Class A	39,750	105
	Transfar Zhilian Co. Ltd. Class A	144,000	104
*	Xizang Zhufeng Resources Co. Ltd. Class A	79,600	103
*	Minmetals New Energy Materials Hunan Co. Ltd.	158,590	102
*	RiseSun Real Estate Development Co. Ltd. Class A	527,066	101
	Double Medical Technology Inc. Class A	19,400	99
	Youzu Interactive Co. Ltd. Class A	74,000	96
	Yuneng Technology Co. Ltd. Class A	17,012	94
	Maccura Biotechnology Co. Ltd. Class A	55,900	88
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	59,800	88
*	CanSino Biologics Inc. Class A	10,484	82
	China West Construction Group Co. Ltd. Class A	100,900	79
*	Liuzhou Iron & Steel Co. Ltd. Class A	169,100	75
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	74
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	188,500	67
	Three Squirrels Inc. Class A	18,000	66
22

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	65
	Rongan Property Co. Ltd. Class A	245,300	63
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	62
	Toly Bread Co. Ltd. Class A	76,654	57
	Xiamen Intretech Inc. Class A	26,180	55
*	Shandong Chenming Paper Holdings Ltd. Class H	456,306	34
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	644,900	33
*	Shandong Chenming Paper Holdings Ltd. Class B	382,674	24
*,3	Yango Group Co. Ltd. Class A	522,797	—
			5,340,613
Colombia (0.0%)
	Bancolombia SA ADR	220,483	8,890
	Interconexion Electrica SA ESP	935,606	4,827
	Cementos Argos SA	1,290,202	3,273
	Ecopetrol SA	5,689,719	2,323
[1]	Ecopetrol SA ADR	216,425	1,755
			21,068
Czech Republic (0.0%)
	CEZ A/S	328,831	16,691
	Komercni banka A/S	157,218	7,641
[2]	Moneta Money Bank A/S	603,037	3,728
	Colt CZ Group SE	28,608	876
			28,936
Denmark (1.4%)
	Novo Nordisk A/S Class B	6,651,119	444,704
	DSV A/S	400,252	84,837
	Danske Bank A/S	1,349,635	47,355
	Novonesis Novozymes B	716,271	46,527
	Coloplast A/S Class B	258,299	29,230
*	Genmab A/S	131,890	27,966
	Vestas Wind Systems A/S	2,092,343	27,896
	Carlsberg A/S Class B	189,362	25,801
	Pandora A/S	162,638	24,211
	Tryg A/S	702,066	16,745
[1]	AP Moller - Maersk A/S Class B	8,726	15,025
*,2	Orsted A/S	350,712	13,956
	AP Moller - Maersk A/S Class A	5,893	10,071
*	Zealand Pharma A/S	137,694	9,739
	ROCKWOOL A/S Class B	174,331	7,958
*	Demant A/S	198,994	7,247
	H Lundbeck A/S	540,130	2,585
	H Lundbeck A/S Class A	124,308	513
			842,366
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	5,202,585	8,287
Finland (0.6%)
	Nordea Bank Abp	5,225,418	71,707
	Nokia OYJ	10,529,765	52,640
	Sampo OYJ Class A (XHEL)	5,041,466	50,508
	Kone OYJ Class B	676,843	41,918
	UPM-Kymmene OYJ	1,061,912	28,126
	Nordea Bank Abp (XHEL)	1,680,166	23,269
	Wartsila OYJ Abp	1,007,662	18,618
	Elisa OYJ	297,055	15,847
	Fortum OYJ	902,023	15,124
	Metso OYJ	1,332,895	14,483
	Orion OYJ Class B	221,809	13,888
	Kesko OYJ Class B	564,176	12,953
	Stora Enso OYJ Class R	1,224,797	11,376
	Valmet OYJ	342,453	10,457
	Neste OYJ	867,137	8,995
			389,909
France (6.6%)
	LVMH Moet Hennessy Louis Vuitton SE	511,741	283,468
	Schneider Electric SE	1,107,303	258,717
	Sanofi SA	2,285,471	250,012
	TotalEnergies SE	4,020,562	228,992
23

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Airbus SE	1,219,655	206,964
	Hermes International SCA	70,350	193,475
	Safran SA	712,576	189,631
	EssilorLuxottica SA	640,216	184,480
	BNP Paribas SA	2,081,593	176,372
	AXA SA	3,535,544	167,217
*	Air Liquide SA Loyalty Shares	756,899	155,526
*	L'Oreal SA Loyalty Shares	348,321	153,911
	Vinci SA	1,012,657	142,245
	Danone SA	1,299,537	111,821
	Cie de Saint-Gobain SA	952,178	103,519
	Societe Generale SA	1,495,437	77,971
	Air Liquide SA (XPAR)	374,932	77,040
*	L'Oreal SA (XPAR)	131,218	57,981
	Orange SA	3,979,623	57,737
	Legrand SA	524,979	57,695
	Capgemini SE	332,759	53,126
	Cie Generale des Etablissements Michelin SCA	1,430,662	52,313
	Dassault Systemes SE	1,392,856	52,199
	Thales SA	182,461	51,111
	Veolia Environnement SA	1,323,552	48,342
	Publicis Groupe SA	472,380	48,063
*	Engie SA Loyalty Shares	2,201,433	45,500
	Pernod Ricard SA	402,704	43,651
	Credit Agricole SA	2,086,448	39,135
	STMicroelectronics NV	1,349,522	30,679
	Kering SA	149,586	30,434
[2]	Euronext NV	161,800	27,044
	Engie SA (XPAR)	1,201,817	24,840
	Accor SA	469,764	23,146
	Renault SA	396,862	21,078
	Eiffage SA	153,817	20,930
	Bureau Veritas SA	626,036	19,872
*	Unibail-Rodamco-Westfield	219,170	18,554
*	Alstom SA	719,897	17,385
	Eurofins Scientific SE	268,709	16,957
	Bouygues SA	377,529	16,594
	Carrefour SA	1,058,290	16,323
	Klepierre SA	428,940	15,701
	Edenred SE	500,463	15,608
	Getlink SE	734,992	13,956
	Dassault Aviation SA	37,947	13,682
	Rexel SA	459,220	12,759
	Teleperformance SE	116,282	12,751
	Sartorius Stedim Biotech	52,486	12,386
	BioMerieux	84,964	11,469
	SCOR SE	356,357	11,229
	Gecina SA	107,605	11,047
[2]	Amundi SA	118,863	9,389
	Arkema SA	121,983	9,274
	Bollore SE	1,455,316	9,002
*	Air Liquide SA (XETR)	42,623	8,758
	Aeroports de Paris SA	66,476	8,313
	Ipsen SA	71,343	8,297
[2]	FDJ UNITED	200,264	7,138
*	Sodexo SA ACT Loyalty Shares	109,223	6,933
	Covivio SA	112,643	6,316
	Wendel SE	56,661	5,571
*	Eurazeo SE Prime DE Fidelite	68,324	4,996
	Vivendi SE	1,336,340	4,167
	Sodexo SA (XPAR)	48,844	3,100
*	SEB SA Loyalty Shares	31,871	3,006
[2]	Ayvens SA	278,159	2,820
*	Engie SA Prime de fidelite 2026	127,790	2,641
	Eurazeo SE (XPAR)	33,429	2,444
*	Engie SA	108,963	2,245
	SEB SA (XPAR)	16,719	1,577
*	Sodexo Inc. (Prime Fidelite 2026)	6,296	400
*	Sodexo SA (Loyalty Line 2025)	5,047	320
24

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	SEB SA	2,673	250
			4,089,595
Germany (6.1%)
	SAP SE	2,280,057	667,119
	Siemens AG (Registered)	1,543,805	355,479
	Allianz SE (Registered)	799,960	330,845
	Deutsche Telekom AG (Registered)	6,834,500	245,478
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	274,158	187,691
	Rheinmetall AG	90,276	153,745
	Deutsche Boerse AG	384,819	123,948
*	Siemens Energy AG	1,394,031	107,596
	Deutsche Bank AG (Registered)	3,907,154	102,447
	Mercedes-Benz Group AG	1,608,200	96,152
*	BASF SE	1,848,118	94,382
	Infineon Technologies AG	2,697,980	89,365
	Deutsche Post AG	2,021,442	86,372
	adidas AG	358,293	82,440
	E.ON SE	4,603,695	80,517
	RWE AG	1,531,996	59,494
	Heidelberg Materials AG	269,466	53,870
	Bayer AG (Registered)	2,041,357	53,498
	Bayerische Motoren Werke AG (XETR)	605,549	51,361
[1]	Commerzbank AG	1,865,475	49,375
	Vonovia SE	1,459,534	48,413
[1]	Daimler Truck Holding AG	1,055,240	42,396
*	Fresenius SE & Co. KGaA	854,168	40,570
	Hannover Rueck SE	124,749	40,044
	MTU Aero Engines AG	111,728	38,670
	Merck KGaA	268,976	37,447
[2]	Siemens Healthineers AG	634,057	34,180
	Symrise AG	270,290	31,173
	Beiersdorf AG	204,059	28,752
*	Covestro AG	350,717	23,607
	Fresenius Medical Care AG	443,645	22,571
	GEA Group AG	313,036	20,422
*	QIAGEN NV	438,627	18,824
[2]	Scout24 SE	152,592	18,185
	Continental AG	225,009	17,590
	Brenntag SE	256,546	17,133
*,2	Zalando SE	457,253	16,697
	Nemetschek SE	113,170	15,039
	Henkel AG & Co. KGaA (XTER)	207,997	14,680
	CTS Eventim AG & Co. KGaA	122,473	14,511
	Talanx AG	125,360	14,387
	Knorr-Bremse AG	137,545	13,641
	LEG Immobilien SE (XETR)	154,091	13,062
*,2	Delivery Hero SE	433,111	12,241
	Evonik Industries AG	527,862	11,863
[1]	Deutsche Lufthansa AG (Registered)	1,250,011	8,982
	Rational AG	9,918	8,510
	Bechtle AG	171,655	7,323
	HOCHTIEF AG	38,029	7,195
	Volkswagen AG	58,976	6,584
	KION Group AG	149,459	6,360
	Puma SE	216,218	5,583
[1]	Carl Zeiss Meditec AG (Bearer)	76,533	5,260
*,1	Fraport AG Frankfurt Airport Services Worldwide	73,177	4,850
[1]	Traton SE	129,707	4,273
[2]	DWS Group GmbH & Co. KGaA	65,264	3,436
*	RTL Group SA	75,928	3,114
[1]	Wacker Chemie AG	38,395	2,903
	Fielmann Group AG	49,623	2,820
	FUCHS SE	67,938	2,612
*,2	Covestro AG (XTER)	38,606	2,573
	Deutsche Wohnen SE	99,739	2,535
	Sartorius AG	4,845	1,027
			3,763,212
25

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
Greece (0.2%)
	National Bank of Greece SA	1,740,712	18,475
	Eurobank Ergasias Services & Holdings SA Class A	5,238,531	14,867
	Piraeus Financial Holdings SA	2,112,488	11,864
	Metlen Energy & Metals SA	228,565	10,817
	Alpha Services & Holdings SA	4,395,384	10,717
	OPAP SA	385,984	8,576
	Hellenic Telecommunications Organization SA	388,304	7,369
	JUMBO SA	228,390	7,211
	Public Power Corp. SA	401,344	6,016
	Titan Cement International SA	80,469	3,736
	Motor Oil Hellas Corinth Refineries SA	116,900	2,833
	GEK TERNA SA	121,641	2,525
	Optima bank SA	134,785	2,449
	HELLENiQ ENERGY Holdings SA	190,292	1,644
	Athens International Airport SA	147,603	1,529
*	LAMDA Development SA	163,159	1,228
	Cenergy Holdings SA	121,495	1,210
	Aegean Airlines SA	84,395	1,133
	Sarantis SA	58,908	903
	Holding Co. ADMIE IPTO SA	240,220	786
	Piraeus Port Authority SA	15,897	712
*	Intralot SA-Integrated Information Systems & Gaming Services	543,246	642
*	Aktor SA Holding Co. Technical & Energy Projects	102,477	575
	Viohalco SA	88,392	547
	Athens Water Supply & Sewage Co. SA	79,168	522
	Autohellas Tourist & Trading SA	37,932	487
	Quest Holdings SA	49,530	355
	Ellaktor SA	165,836	245
*,3	FF Group	60,219	—
			119,973
Hong Kong (1.3%)
	AIA Group Ltd.	22,419,011	167,984
	Hong Kong Exchanges & Clearing Ltd.	2,476,855	108,213
	CK Hutchison Holdings Ltd.	5,524,599	31,154
	BOC Hong Kong Holdings Ltd.	7,454,530	30,924
	Techtronic Industries Co. Ltd.	2,966,274	29,853
	CLP Holdings Ltd.	3,403,871	29,024
	Sun Hung Kai Properties Ltd.	2,947,494	27,961
	Link REIT	5,361,730	25,103
	Hang Seng Bank Ltd.	1,484,337	20,720
	Hong Kong & China Gas Co. Ltd.	22,615,110	20,348
	Power Assets Holdings Ltd.	2,836,404	18,758
	Lenovo Group Ltd.	15,994,809	18,499
	Jardine Matheson Holdings Ltd.	414,332	18,411
	Galaxy Entertainment Group Ltd.	4,511,061	16,292
	CK Asset Holdings Ltd.	3,973,938	16,235
[2]	WH Group Ltd.	16,288,002	14,565
	Shenzhou International Group Holdings Ltd.	1,591,449	11,031
	Hongkong Land Holdings Ltd.	2,138,954	10,468
	MTR Corp. Ltd.	3,008,672	10,387
*	Sands China Ltd.	5,007,904	8,969
[2]	ESR Group Ltd.	5,499,714	8,758
	CK Infrastructure Holdings Ltd.	1,224,559	8,253
	Sino Land Co. Ltd.	7,660,520	7,873
	Wharf Real Estate Investment Co. Ltd.	3,268,420	7,817
	Henderson Land Development Co. Ltd.	2,751,302	7,802
	SITC International Holdings Co. Ltd.	2,664,534	7,378
	Swire Pacific Ltd. Class A	799,852	6,917
	AAC Technologies Holdings Inc.	1,401,337	6,708
*	PRADA SpA	1,069,035	6,675
	PCCW Ltd.	8,784,776	5,856
	Wharf Holdings Ltd.	1,962,643	4,930
[2]	Samsonite Group SA	2,739,403	4,908
	Chow Tai Fook Jewellery Group Ltd.	3,582,297	4,789
	Swire Properties Ltd.	2,163,492	4,781
	ASMPT Ltd.	646,100	4,347
	Bank of East Asia Ltd.	2,873,052	3,950
	Orient Overseas International Ltd.	268,500	3,751
26

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[2]	Budweiser Brewing Co. APAC Ltd.	3,473,533	3,670
[1]	Xinyi Glass Holdings Ltd.	3,580,583	3,352
[2]	BOC Aviation Ltd.	426,926	3,200
	First Pacific Co. Ltd.	4,709,139	3,169
*	HUTCHMED China Ltd.	1,007,500	3,002
	Hang Lung Properties Ltd.	3,657,140	2,999
	Kerry Properties Ltd.	1,222,733	2,871
	Hang Lung Group Ltd.	1,766,040	2,535
	Cathay Pacific Airways Ltd.	2,047,730	2,353
	VTech Holdings Ltd.	333,720	2,242
	Swire Pacific Ltd. Class B	1,608,588	2,214
*	MMG Ltd.	7,040,277	2,131
	Yue Yuen Industrial Holdings Ltd.	1,440,824	2,069
	Wynn Macau Ltd.	3,018,120	2,009
	Hysan Development Co. Ltd.	1,221,877	1,992
	MGM China Holdings Ltd.	1,533,723	1,988
	CTF Services Ltd.	1,972,079	1,868
*,1	New World Development Co. Ltd.	2,883,554	1,766
	Man Wah Holdings Ltd.	2,962,453	1,574
	DFI Retail Group Holdings Ltd. (Registered)	620,214	1,565
	Johnson Electric Holdings Ltd.	762,143	1,388
*	SJM Holdings Ltd.	4,671,143	1,303
	Shangri-La Asia Ltd.	2,252,616	1,262
*	NagaCorp Ltd.	2,750,565	1,168
	Champion REIT	3,889,530	1,151
	Nexteer Automotive Group Ltd.	1,648,541	1,105
*	Super Hi International Holding Ltd.	420,523	912
	United Energy Group Ltd.	15,262,205	797
	Dah Sing Banking Group Ltd.	724,505	781
*,1,2	FIT Hon Teng Ltd.	2,240,242	562
	KLN Logistics Group Ltd.	532,965	430
			799,820
Hungary (0.1%)
	OTP Bank Nyrt	484,666	35,801
	Richter Gedeon Nyrt	303,305	9,199
	MOL Hungarian Oil & Gas plc	935,483	7,921
*	Magyar Telekom Telecommunications plc	652,004	3,083
	Opus Global Nyrt	768,829	1,187
			57,191
Iceland (0.0%)
[2]	Arion Banki HF	2,783,897	3,343
	Islandsbanki HF	2,261,037	1,891
*	Alvotech SA	227,421	1,760
	Hagar HF	2,087,422	1,742
	Festi HF	638,628	1,491
	Reitir fasteignafelag hf	1,517,927	1,236
	Kvika banki HF	9,511,130	992
	Eimskipafelag Islands hf	220,481	624
			13,079
India (5.9%)
	HDFC Bank Ltd.	11,694,066	265,618
	Reliance Industries Ltd.	13,803,675	229,201
	ICICI Bank Ltd.	10,874,884	182,799
	Bharti Airtel Ltd. (XNSE)	5,284,657	116,570
	Tata Consultancy Services Ltd.	2,144,241	87,528
	Infosys Ltd.	3,943,911	69,720
	Axis Bank Ltd.	4,743,397	66,536
	Mahindra & Mahindra Ltd.	1,826,449	63,281
	Kotak Mahindra Bank Ltd.	2,268,630	59,293
	Bajaj Finance Ltd.	580,499	59,232
	Infosys Ltd. ADR	3,206,963	56,443
	Larsen & Toubro Ltd.	1,397,366	55,311
	Hindustan Unilever Ltd.	1,839,279	51,064
	Sun Pharmaceutical Industries Ltd.	2,257,917	48,971
*	Eternal Ltd.	15,576,998	42,634
	Maruti Suzuki India Ltd.	285,979	41,454
	NTPC Ltd.	9,821,076	41,145
	HCL Technologies Ltd.	2,198,974	40,786
	State Bank of India	3,704,262	34,596
27

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Titan Co. Ltd.	846,684	33,827
	Tata Motors Ltd.	4,377,395	33,359
	UltraTech Cement Ltd.	237,095	32,672
	Power Grid Corp. of India Ltd.	8,701,072	31,602
	ITC Ltd.	6,219,746	31,316
	Tata Steel Ltd.	17,429,916	29,012
	Bharat Electronics Ltd.	7,415,424	27,582
	Asian Paints Ltd.	941,057	27,027
	JSW Steel Ltd.	2,091,579	25,553
	Grasim Industries Ltd.	773,300	25,094
*,2	InterGlobe Aviation Ltd.	382,710	23,847
	Oil & Natural Gas Corp. Ltd.	8,040,645	23,266
	Trent Ltd.	375,823	22,972
	Tech Mahindra Ltd.	1,266,200	22,521
	Adani Ports & Special Economic Zone Ltd.	1,528,084	21,984
	Cipla Ltd.	1,187,210	21,786
	Coal India Ltd.	4,707,546	21,449
	Hindalco Industries Ltd.	2,866,987	21,190
	Nestle India Ltd.	743,950	21,027
	Hindustan Aeronautics Ltd.	393,598	20,872
*	Jio Financial Services Ltd.	6,477,518	20,006
	Max Healthcare Institute Ltd.	1,536,458	19,934
	Shriram Finance Ltd.	2,658,614	19,266
	Eicher Motors Ltd.	289,931	19,092
	Divi's Laboratories Ltd.	264,100	19,064
	Tata Consumer Products Ltd.	1,341,327	18,508
[2]	SBI Life Insurance Co. Ltd.	875,107	18,302
	Bajaj Finserv Ltd.	792,210	18,298
[2]	HDFC Life Insurance Co. Ltd.	2,043,766	17,969
	Adani Enterprises Ltd.	654,354	17,821
	Apollo Hospitals Enterprise Ltd.	206,337	17,055
*	Suzlon Energy Ltd.	24,509,303	16,343
	Vedanta Ltd.	3,282,705	16,300
	Indian Hotels Co. Ltd.	1,718,123	15,986
	Britannia Industries Ltd.	246,431	15,865
	Varun Beverages Ltd.	2,520,893	15,564
	TVS Motor Co. Ltd.	490,315	15,495
*,2	Avenue Supermarts Ltd.	310,787	15,412
	Dixon Technologies India Ltd.	78,942	15,389
	Bharat Petroleum Corp. Ltd. (XNSE)	4,150,864	15,212
*	Adani Power Ltd.	2,404,128	15,106
	Cholamandalam Investment & Finance Co. Ltd.	850,537	15,044
	Power Finance Corp. Ltd.	3,015,097	14,585
	Indian Oil Corp. Ltd.	8,481,846	13,829
	Tata Power Co. Ltd.	3,039,390	13,811
*	Indus Towers Ltd.	2,835,490	13,665
	Persistent Systems Ltd.	213,559	13,440
	Info Edge India Ltd.	158,879	13,290
	Bajaj Auto Ltd.	139,460	13,250
	REC Ltd.	2,593,621	12,946
	Dr. Reddy's Laboratories Ltd.	900,498	12,640
*	PB Fintech Ltd.	656,526	12,615
	Lupin Ltd.	499,965	12,433
	Hero MotoCorp Ltd.	272,596	12,351
	Gail India Ltd.	5,463,758	12,214
	Coforge Ltd.	132,213	11,494
	Pidilite Industries Ltd.	315,533	11,343
	Godrej Consumer Products Ltd.	756,122	11,277
[2]	ICICI Lombard General Insurance Co. Ltd.	501,591	11,144
	United Spirits Ltd.	598,346	11,065
[2]	HDFC Asset Management Co. Ltd.	208,634	10,812
	Ambuja Cements Ltd.	1,658,754	10,575
	SRF Ltd.	294,571	10,498
	BSE Ltd.	137,381	10,390
[2]	LTIMindtree Ltd.	190,762	10,353
	DLF Ltd.	1,286,194	10,259
	Shree Cement Ltd.	28,140	9,893
	CG Power & Industrial Solutions Ltd.	1,327,357	9,837
	Cummins India Ltd.	280,437	9,629
	Havells India Ltd.	500,107	9,470
28

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Marico Ltd.	1,090,804	9,171
	Samvardhana Motherson International Ltd.	5,794,393	9,148
	Wipro Ltd. ADR	3,090,356	8,838
*	Yes Bank Ltd.	41,974,318	8,810
	Torrent Pharmaceuticals Ltd.	223,454	8,788
	Federal Bank Ltd.	3,766,348	8,768
	UPL Ltd.	1,097,318	8,703
	Sundaram Finance Ltd.	138,855	8,663
	Jindal Steel & Power Ltd.	807,559	8,580
	MRF Ltd.	5,349	8,512
[2]	Macrotech Developers Ltd.	540,146	8,499
	Colgate-Palmolive India Ltd.	276,179	8,463
	Hindustan Petroleum Corp. Ltd.	1,890,384	8,460
*	Adani Energy Solutions Ltd.	793,322	8,410
	Fortis Healthcare Ltd.	1,019,495	8,267
	Embassy Office Parks REIT	1,815,819	8,204
	Wipro Ltd.	2,870,571	8,199
*	Aurobindo Pharma Ltd.	553,528	8,068
	Bajaj Holdings & Investment Ltd.	55,526	7,894
	Solar Industries India Ltd.	50,645	7,888
	Ashok Leyland Ltd.	2,943,260	7,858
	APL Apollo Tubes Ltd.	407,245	7,785
*	Max Financial Services Ltd.	502,015	7,745
	Phoenix Mills Ltd.	391,318	7,703
*	GMR Airports Ltd.	7,394,016	7,622
	Tube Investments of India Ltd.	217,021	7,442
*	One 97 Communications Ltd.	728,519	7,407
*	Godrej Properties Ltd.	285,630	7,297
	PI Industries Ltd.	168,443	7,256
	ABB India Ltd.	110,406	7,213
	Bharat Heavy Electricals Ltd.	2,683,272	7,195
	Torrent Power Ltd.	393,549	7,165
	Bharat Forge Ltd.	546,751	7,162
	Voltas Ltd.	478,012	7,006
	Dabur India Ltd.	1,204,956	6,959
	Coromandel International Ltd.	263,022	6,904
	Page Industries Ltd.	12,784	6,892
*	Mankind Pharma Ltd.	234,718	6,842
*	Adani Green Energy Ltd.	637,485	6,776
	Mphasis Ltd.	230,144	6,722
	Alkem Laboratories Ltd.	108,149	6,552
	Polycab India Ltd.	100,345	6,548
*	FSN E-Commerce Ventures Ltd.	2,839,631	6,521
	Jubilant Foodworks Ltd.	754,974	6,384
	Siemens Ltd.	185,469	6,361
	SBI Cards & Payment Services Ltd.	610,249	6,313
	NHPC Ltd.	6,219,461	6,304
	JSW Energy Ltd.	1,110,888	6,304
	Bank of Baroda	2,130,038	6,303
	Bosch Ltd.	18,008	6,271
[2]	AU Small Finance Bank Ltd.	764,196	6,135
	Petronet LNG Ltd.	1,574,163	5,844
[2]	Laurus Labs Ltd.	813,463	5,825
	Muthoot Finance Ltd.	224,613	5,782
	Mazagon Dock Shipbuilders Ltd.	158,595	5,768
*	IDFC First Bank Ltd.	7,492,941	5,766
[2]	ICICI Prudential Life Insurance Co. Ltd.	789,155	5,732
	360 ONE WAM Ltd.	483,466	5,631
	Punjab National Bank	4,739,401	5,620
	Supreme Industries Ltd.	133,770	5,603
	Indian Railway Catering & Tourism Corp. Ltd.	622,975	5,546
	NMDC Ltd.	7,196,162	5,521
	Zydus Lifesciences Ltd.	521,062	5,486
	Oil India Ltd.	1,121,887	5,452
[2]	Indian Railway Finance Corp. Ltd.	3,671,976	5,406
	Balkrishna Industries Ltd.	169,374	5,356
*,3	Siemens Energy India Ltd.	182,235	5,345
	Prestige Estates Projects Ltd.	327,618	5,331
	Blue Star Ltd.	261,800	5,291
	Glenmark Pharmaceuticals Ltd.	317,260	5,188
29

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Patanjali Foods Ltd.	230,077	5,183
	Dr Reddy's Laboratories Ltd. ADR	370,343	5,155
	KPIT Technologies Ltd.	341,174	5,081
	Oracle Financial Services Software Ltd.	48,356	4,997
	Kalyan Jewellers India Ltd.	811,567	4,957
	Tata Elxsi Ltd.	71,007	4,851
	Rail Vikas Nigam Ltd.	1,167,789	4,847
	GE Vernova T&D India Ltd.	258,842	4,792
*	ITC Hotels Ltd.	2,082,095	4,792
[2]	Sona Blw Precision Forgings Ltd.	831,761	4,735
	Oberoi Realty Ltd.	241,708	4,692
	Union Bank of India Ltd.	3,149,870	4,691
	Ipca Laboratories Ltd.	280,810	4,656
*	Vodafone Idea Ltd.	54,184,896	4,557
	Jindal Stainless Ltd. (XNSE)	658,780	4,555
	KEI Industries Ltd.	125,329	4,543
	Container Corp. of India Ltd.	568,448	4,540
	LIC Housing Finance Ltd.	632,421	4,509
	Tata Communications Ltd.	235,451	4,433
	Canara Bank	3,756,742	4,331
	Bharti Airtel Ltd.	244,578	4,090
	Adani Total Gas Ltd.	572,067	4,055
	Steel Authority of India Ltd.	2,997,390	4,047
	Hindustan Zinc Ltd.	759,288	3,956
	Dalmia Bharat Ltd.	172,079	3,950
	Exide Industries Ltd.	949,164	3,942
	Astral Ltd. (XNSE)	247,363	3,937
	Berger Paints India Ltd.	607,277	3,904
*	Aditya Birla Capital Ltd.	1,677,270	3,898
*	Kaynes Technology India Ltd.	56,660	3,874
	ACC Ltd.	171,499	3,819
	Gujarat Fluorochemicals Ltd.	82,008	3,776
	Mahindra & Mahindra Financial Services Ltd.	1,213,883	3,765
	Hitachi Energy India Ltd.	21,760	3,733
	Indian Bank	557,755	3,728
	United Breweries Ltd.	144,004	3,683
	UNO Minda Ltd.	346,982	3,676
	Biocon Ltd.	940,121	3,583
	Bharat Dynamics Ltd.	192,126	3,481
	L&T Finance Ltd.	1,770,668	3,444
	Schaeffler India Ltd.	83,811	3,444
	Lloyds Metals & Energy Ltd.	239,391	3,421
	National Aluminium Co. Ltd.	1,823,613	3,381
	Deepak Nitrite Ltd.	144,643	3,312
	Linde India Ltd.	44,198	3,311
	Central Depository Services India Ltd.	211,009	3,299
	Indraprastha Gas Ltd.	1,441,817	3,278
	IRB Infrastructure Developers Ltd.	5,955,013	3,218
[2]	Bandhan Bank Ltd.	1,626,727	3,187
[2]	General Insurance Corp. of India	644,552	3,183
	Thermax Ltd.	81,047	3,157
	Bharti Hexacom Ltd.	157,748	3,152
	Emami Ltd.	425,874	3,144
	GlaxoSmithKline Pharmaceuticals Ltd.	88,973	3,123
	AIA Engineering Ltd.	81,311	3,076
	Piramal Enterprises Ltd.	248,496	2,846
[2]	Cochin Shipyard Ltd.	150,476	2,839
	Tata Technologies Ltd.	362,422	2,824
	Ajanta Pharma Ltd.	87,734	2,810
*	Indian Renewable Energy Development Agency Ltd.	1,410,911	2,799
*	Bajaj Housing Finance Ltd.	1,935,900	2,794
[2]	L&T Technology Services Ltd.	55,455	2,786
	Housing & Urban Development Corp. Ltd.	1,041,411	2,760
	Escorts Kubota Ltd.	70,167	2,707
[2]	Nippon Life India Asset Management Ltd.	356,809	2,695
	Bank of India	1,925,334	2,628
*	Poonawalla Fincorp Ltd.	578,903	2,581
[2]	Syngene International Ltd.	338,429	2,540
[2]	Dr Lal PathLabs Ltd.	74,480	2,444
	Castrol India Ltd.	1,024,859	2,397
30

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	AWL Agri Business Ltd.	743,004	2,343
	Apar Industries Ltd.	34,903	2,320
	Gujarat Gas Ltd.	431,719	2,315
	Motilal Oswal Financial Services Ltd.	298,354	2,311
[2]	RBL Bank Ltd.	940,052	2,229
*	Star Health & Allied Insurance Co. Ltd.	475,975	2,204
	Zee Entertainment Enterprises Ltd.	1,716,543	2,159
	Aarti Industries Ltd.	429,129	2,141
	3M India Ltd.	5,726	2,046
	Honeywell Automation India Ltd.	4,814	1,968
	NLC India Ltd.	712,444	1,918
	Bata India Ltd.	131,258	1,876
	Whirlpool of India Ltd.	125,746	1,872
	Bank of Maharashtra	3,113,431	1,870
	CRISIL Ltd.	34,217	1,803
*	Godrej Industries Ltd.	134,023	1,716
	JSW Infrastructure Ltd.	489,050	1,700
	SJVN Ltd.	1,445,058	1,605
[2]	Endurance Technologies Ltd.	70,720	1,571
[2]	Premier Energies Ltd.	134,452	1,561
	Bayer CropScience Ltd.	27,749	1,538
	Sun TV Network Ltd.	185,338	1,360
	Kansai Nerolac Paints Ltd.	444,596	1,353
	Vedant Fashions Ltd.	123,377	1,138
	IDBI Bank Ltd.	1,143,785	1,082
	Metro Brands Ltd.	74,676	948
[2]	New India Assurance Co. Ltd.	451,558	920
	IndusInd Bank Ltd.	86,316	857
*	Tata Teleservices Maharashtra Ltd.	1,155,610	778
	Relaxo Footwears Ltd.	148,166	718
	Mangalore Refinery & Petrochemicals Ltd.	418,371	664
*	Central Bank of India Ltd.	1,226,349	538
			3,638,848
Indonesia (0.4%)
	Bank Central Asia Tbk PT	115,114,843	61,205
	Bank Rakyat Indonesia Persero Tbk PT	145,246,903	33,641
	Bank Mandiri Persero Tbk PT	92,127,944	27,206
	Telkom Indonesia Persero Tbk PT	96,931,324	15,278
	Astra International Tbk PT	42,436,688	12,265
*	Amman Mineral Internasional PT	26,069,300	11,195
*	GoTo Gojek Tokopedia Tbk PT	2,160,141,500	11,021
	Bank Negara Indonesia Persero Tbk PT	31,077,074	7,831
	Sumber Alfaria Trijaya Tbk PT	39,509,400	5,115
	Indofood Sukses Makmur Tbk PT	9,034,005	4,358
	Charoen Pokphand Indonesia Tbk PT	15,034,564	4,287
	United Tractors Tbk PT	3,026,412	4,136
*	Merdeka Copper Gold Tbk PT	32,136,400	3,235
	Indofood CBP Sukses Makmur Tbk PT	4,670,284	3,192
	Kalbe Farma Tbk PT	38,019,337	3,134
	Alamtri Resources Indonesia Tbk PT	21,405,063	2,452
	Barito Pacific Tbk PT	51,361,463	2,304
	Perusahaan Gas Negara Persero Tbk PT	21,193,346	2,151
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,413,000	1,681
	Elang Mahkota Teknologi Tbk PT	50,072,800	1,618
	Bank Syariah Indonesia Tbk PT	8,606,361	1,480
	Petrindo Jaya Kreasi Tbk PT	3,399,500	1,459
	Dayamitra Telekomunikasi PT	37,280,800	1,391
	Bukit Asam Tbk PT	8,181,755	1,361
	Sarana Menara Nusantara Tbk PT	38,843,200	1,333
	Unilever Indonesia Tbk PT	11,574,450	1,194
	XLSMART Telecom Sejahtera Tbk PT	9,015,305	1,167
	Jasa Marga Persero Tbk PT	4,420,319	1,140
	Indosat Tbk PT	10,799,000	1,137
	Semen Indonesia Persero Tbk PT	6,731,719	1,061
	Mayora Indah Tbk PT	7,227,000	992
	Indocement Tunggal Prakarsa Tbk PT	3,008,298	970
	Avia Avian Tbk PT	34,955,700	877
*	Bumi Serpong Damai Tbk PT	13,742,140	716
	Trimegah Bangun Persada Tbk PT	16,888,600	712
31

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Vale Indonesia Tbk PT	4,362,799	654
*	Gudang Garam Tbk PT	944,386	570
	Tower Bersama Infrastructure Tbk PT	4,415,780	528
	Bank Danamon Indonesia Tbk PT	1,183,527	172
			236,219
Ireland (0.2%)
	Kerry Group plc Class A	345,272	36,551
	AIB Group plc	4,237,785	28,482
	Kingspan Group plc	316,232	26,685
	Bank of Ireland Group plc	2,088,333	24,520
	Glanbia plc (XDUB)	380,724	4,929
*,3	Irish Bank Resolution Corp. Ltd.	236,607	—
			121,167
Israel (0.5%)
	Bank Leumi Le-Israel BM	3,107,049	44,123
	Bank Hapoalim BM	2,780,544	40,787
*	Teva Pharmaceutical Industries Ltd.	2,338,686	36,265
*	Nice Ltd.	130,639	20,409
	Elbit Systems Ltd.	50,841	19,547
	Israel Discount Bank Ltd. Class A	2,576,074	19,242
	Mizrahi Tefahot Bank Ltd.	314,564	15,929
*	Nova Ltd.	60,602	11,701
	Phoenix Financial Ltd.	514,694	10,136
	ICL Group Ltd.	1,511,153	10,088
*	Tower Semiconductor Ltd.	230,938	8,441
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,343,777	6,605
	First International Bank of Israel Ltd.	110,009	6,042
	Azrieli Group Ltd.	76,302	5,555
*	Big Shopping Centers Ltd.	32,450	4,738
	Melisron Ltd.	51,549	4,386
	Shufersal Ltd.	415,157	3,887
*	Enlight Renewable Energy Ltd.	239,333	3,877
*	Camtek Ltd.	56,196	3,732
	Harel Insurance Investments & Financial Services Ltd.	221,407	3,680
	Mivne Real Estate KD Ltd.	1,206,050	3,519
	Delek Group Ltd.	19,162	3,057
	Israel Corp. Ltd.	9,636	3,033
	Menora Mivtachim Holdings Ltd.	45,293	2,399
	Strauss Group Ltd.	104,773	2,371
	Amot Investments Ltd.	445,294	2,356
	Shapir Engineering & Industry Ltd.	289,495	2,019
*	Fattal Holdings 1998 Ltd.	13,627	1,780
*	Airport City Ltd.	116,646	1,734
	Energix-Renewable Energies Ltd.	542,697	1,607
	Gav-Yam Lands Corp. Ltd.	121,294	1,078
*	Shikun & Binui Ltd.	1	—
*	OPC Energy Ltd.	1	—
			304,123
Italy (2.0%)
	UniCredit SpA	3,257,641	189,532
	Intesa Sanpaolo SpA	32,657,158	174,333
	Enel SpA	16,129,810	139,829
[1]	Ferrari NV	256,913	117,610
	Generali	2,559,222	93,534
	Eni SpA	4,371,799	62,611
	Leonardo SpA	831,451	43,226
	Banco BPM SpA	3,136,389	35,010
	Prysmian SpA	601,262	33,029
	Terna - Rete Elettrica Nazionale	2,925,516	29,091
	Moncler SpA	470,926	29,066
	Snam SpA	4,728,458	27,139
	FinecoBank Banca Fineco SpA	1,268,380	25,381
	Stellantis NV	2,601,375	24,207
	Mediobanca Banca di Credito Finanziario SpA	1,129,641	23,106
[2]	Poste Italiane SpA	934,474	18,967
	Banca Monte dei Paschi di Siena SpA	2,182,082	18,453
	BPER Banca SpA	2,197,000	17,844
	Stellantis NV (XNYS)	1,726,792	16,100
	Unipol Assicurazioni SpA	778,821	13,969
32

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Recordati Industria Chimica e Farmaceutica SpA	225,066	13,281
	Tenaris SA	780,918	13,022
*,2	Nexi SpA	1,580,035	9,229
	Buzzi SpA	175,846	9,215
	Hera SpA	1,814,239	8,589
[2]	Infrastrutture Wireless Italiane SpA	713,599	8,522
*	Telecom Italia SpA (MTAA)	21,361,456	8,460
	Reply SpA	47,099	8,409
	Italgas SpA	1,014,885	8,338
	A2A SpA	3,199,078	8,136
	Brunello Cucinelli SpA	71,419	8,063
	Banca Mediolanum SpA	449,445	6,719
[1]	Davide Campari-Milano NV	996,117	6,684
	Interpump Group SpA	163,948	5,623
	Amplifon SpA	269,073	5,150
[1]	DiaSorin SpA	43,560	4,978
[2]	Pirelli & C SpA	759,979	4,699
	Tenaris SA ADR	29	1
			1,269,155
Japan (15.7%)
	Toyota Motor Corp.	24,057,935	459,492
	Sony Group Corp.	12,301,620	324,551
	Mitsubishi UFJ Financial Group Inc.	23,188,854	292,159
	Hitachi Ltd.	9,101,180	224,940
	Sumitomo Mitsui Financial Group Inc.	7,635,343	182,158
	Nintendo Co. Ltd.	2,164,550	179,701
	Recruit Holdings Co. Ltd.	2,941,714	163,016
	Keyence Corp.	381,274	159,407
	Tokio Marine Holdings Inc.	3,905,210	156,530
	Mitsubishi Corp.	7,719,216	146,562
	ITOCHU Corp.	2,765,828	141,453
	Tokyo Electron Ltd.	913,220	135,977
	Mizuho Financial Group Inc.	5,269,770	131,758
	Mitsubishi Heavy Industries Ltd.	6,648,650	131,064
	Fast Retailing Co. Ltd.	375,086	123,383
	Shin-Etsu Chemical Co. Ltd.	3,958,385	120,459
	Mitsui & Co. Ltd.	5,932,040	119,952
	KDDI Corp.	6,137,948	108,787
	SoftBank Group Corp.	2,122,507	107,334
	Daiichi Sankyo Co. Ltd.	3,845,269	98,364
	Honda Motor Co. Ltd.	9,538,739	97,054
	Takeda Pharmaceutical Co. Ltd.	3,170,372	95,899
	Softbank Corp.	56,745,890	85,870
	Hoya Corp.	717,909	84,474
	Fujitsu Ltd.	3,603,790	80,060
	Chugai Pharmaceutical Co. Ltd.	1,351,321	77,849
	Mitsubishi Electric Corp.	4,005,526	77,488
	Japan Tobacco Inc.	2,282,375	70,315
	Seven & i Holdings Co. Ltd.	4,747,677	69,889
	Daikin Industries Ltd.	583,131	66,432
	Sompo Holdings Inc.	1,960,663	64,253
	Advantest Corp.	1,533,964	64,175
	NEC Corp.	2,536,720	61,751
	MS&AD Insurance Group Holdings Inc.	2,673,444	60,767
	Nippon Telegraph & Telephone Corp.	57,509,225	60,113
	Sumitomo Corp.	2,442,327	59,633
	Marubeni Corp.	3,290,627	58,338
	Canon Inc.	1,865,040	57,555
	Terumo Corp.	2,965,362	56,759
	Mitsui Fudosan Co. Ltd.	5,717,555	56,665
	Komatsu Ltd.	1,855,809	53,669
	Dai-ichi Life Holdings Inc.	7,311,100	52,789
	Panasonic Holdings Corp.	4,547,184	52,138
	FANUC Corp.	1,946,930	49,412
	FUJIFILM Holdings Corp.	2,396,378	49,084
	Murata Manufacturing Co. Ltd.	3,441,565	49,030
	Denso Corp.	3,777,436	48,774
	Bridgestone Corp.	1,164,302	48,685
	East Japan Railway Co.	2,243,857	48,640
33

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Oriental Land Co. Ltd.	2,242,025	47,485
	Aeon Co. Ltd.	1,593,585	47,124
	Bandai Namco Holdings Inc.	1,336,530	46,448
	Otsuka Holdings Co. Ltd.	935,700	45,616
	ORIX Corp.	2,239,421	44,923
	Suzuki Motor Corp.	3,727,188	44,665
	Daiwa House Industry Co. Ltd.	1,200,329	43,431
	Mitsubishi Estate Co. Ltd.	2,444,783	42,945
	Nippon Steel Corp.	2,004,140	42,183
	TDK Corp.	3,900,960	41,629
	Asahi Group Holdings Ltd.	2,960,050	40,915
	Kao Corp.	942,183	40,346
	Ajinomoto Co. Inc.	1,959,772	40,085
	Renesas Electronics Corp.	3,384,456	39,717
	Japan Post Bank Co. Ltd.	3,849,170	39,577
	Central Japan Railway Co.	1,880,585	39,575
	Toyota Industries Corp.	326,204	38,256
	Nidec Corp.	2,146,838	38,152
	Disco Corp.	195,733	37,870
	Astellas Pharma Inc.	3,731,016	37,363
	Japan Post Holdings Co. Ltd.	3,821,325	37,144
	SMC Corp.	114,631	37,099
	Resona Holdings Inc.	4,506,651	36,151
	Sumitomo Mitsui Trust Group Inc.	1,441,196	35,653
	Nomura Holdings Inc.	6,104,180	34,022
	Nomura Research Institute Ltd.	866,438	32,810
	Sumitomo Realty & Development Co. Ltd.	879,390	32,754
	Kyocera Corp.	2,713,184	32,156
	Secom Co. Ltd.	836,346	30,753
	Olympus Corp.	2,303,779	30,186
	Konami Group Corp.	198,919	28,409
	Nippon Yusen KK	851,844	27,832
	Toyota Tsusho Corp.	1,386,161	27,547
	ENEOS Holdings Inc.	5,639,924	27,152
	Asics Corp.	1,261,240	27,109
	Shionogi & Co. Ltd.	1,594,791	26,793
	Sekisui House Ltd.	1,135,279	26,100
	Shimano Inc.	181,760	25,607
	Nitto Denko Corp.	1,455,235	25,578
	Pan Pacific International Holdings Corp.	830,405	25,566
	Tokyo Gas Co. Ltd.	755,692	25,106
	Sumitomo Electric Industries Ltd.	1,559,980	25,074
	Kirin Holdings Co. Ltd.	1,619,514	24,498
	Kansai Electric Power Co. Inc.	1,967,501	24,240
	Japan Exchange Group Inc.	2,163,338	24,069
	Obic Co. Ltd.	685,145	23,988
	NTT Data Group Corp.	1,200,809	23,849
	Unicharm Corp.	2,535,034	23,538
	T&D Holdings Inc.	1,074,759	22,869
	Sysmex Corp.	1,223,254	22,707
	Kajima Corp.	927,487	22,146
	Kubota Corp.	1,877,270	21,815
	Subaru Corp.	1,202,744	21,779
[1]	Mitsui OSK Lines Ltd.	652,295	21,724
	Obayashi Corp.	1,396,023	21,660
	Capcom Co. Ltd.	737,340	21,346
	Inpex Corp.	1,685,998	21,091
	IHI Corp.	265,724	20,815
	Fujikura Ltd.	548,600	20,412
	Toray Industries Inc.	3,143,606	20,077
[1]	Nitori Holdings Co. Ltd.	166,294	19,786
	West Japan Railway Co.	928,098	19,523
	Trend Micro Inc.	271,590	19,487
	LY Corp.	5,126,422	19,388
	Osaka Gas Co. Ltd.	756,591	19,186
	Daifuku Co. Ltd.	715,496	18,928
	Daiwa Securities Group Inc.	2,800,702	18,417
	Kikkoman Corp.	1,880,665	18,410
	Kawasaki Heavy Industries Ltd.	303,047	18,077
	Taisei Corp.	332,566	18,032
34

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Chubu Electric Power Co. Inc.	1,368,415	17,769
	Asahi Kasei Corp.	2,522,578	17,579
*	Rakuten Group Inc.	2,894,138	17,065
	Sanrio Co. Ltd.	424,100	16,899
	Lasertec Corp.	179,940	16,729
	Ryohin Keikaku Co. Ltd.	493,046	16,665
	Eisai Co. Ltd.	564,974	16,330
	Nippon Paint Holdings Co. Ltd.	2,029,721	15,464
	Isuzu Motors Ltd.	1,140,344	15,336
	TOPPAN Holdings Inc.	535,207	15,025
	BayCurrent Inc.	278,100	14,985
	Idemitsu Kosan Co. Ltd.	2,414,915	14,965
	SBI Holdings Inc.	562,353	14,787
	Makita Corp.	502,985	14,709
	Nippon Building Fund Inc.	15,837	14,700
	Yamaha Motor Co. Ltd.	1,841,852	14,465
	Ebara Corp.	949,185	14,258
	Sekisui Chemical Co. Ltd.	813,481	14,215
	JFE Holdings Inc.	1,218,351	14,189
	Concordia Financial Group Ltd.	2,191,084	14,172
	Hikari Tsushin Inc.	50,811	14,094
	Aisin Corp.	1,108,965	14,085
	Nexon Co. Ltd.	870,772	13,662
	MatsukiyoCocokara & Co.	730,125	13,403
	TIS Inc.	462,380	13,346
	Shiseido Co. Ltd.	808,484	13,292
	Daito Trust Construction Co. Ltd.	118,575	13,202
	Shimadzu Corp.	514,214	13,163
	Sanwa Holdings Corp.	398,772	13,089
	Hulic Co. Ltd.	1,240,764	12,975
	Mitsubishi Chemical Group Corp.	2,660,378	12,934
	Hankyu Hanshin Holdings Inc.	453,125	12,924
	MEIJI Holdings Co. Ltd.	525,078	12,910
	Toho Co. Ltd.	224,707	12,829
	Toyo Suisan Kaisha Ltd.	198,141	12,809
	Dai Nippon Printing Co. Ltd.	890,038	12,406
	Mitsubishi HC Capital Inc. (XTKS)	1,748,633	12,370
	Yakult Honsha Co. Ltd.	601,196	12,350
	Chiba Bank Ltd.	1,383,746	12,304
	Nippon Sanso Holdings Corp.	376,356	12,045
	Tokyu Corp.	985,110	11,947
	Ricoh Co. Ltd.	1,107,895	11,653
	Fuji Electric Co. Ltd.	259,766	11,551
	AGC Inc.	369,391	11,533
	Japan Real Estate Investment Corp.	14,517	11,521
	Zensho Holdings Co. Ltd.	186,028	11,495
	Shimizu Corp.	1,066,334	11,392
	SCREEN Holdings Co. Ltd.	170,842	11,360
	Yaskawa Electric Corp.	536,259	11,299
	Minebea Mitsumi Inc.	766,456	11,233
	Niterra Co. Ltd.	360,702	11,231
	Omron Corp.	378,303	11,230
	M3 Inc.	877,311	10,995
	Dentsu Group Inc.	520,920	10,922
	Sumitomo Metal Mining Co. Ltd.	492,146	10,919
	Kawasaki Kisen Kaisha Ltd.	790,800	10,845
	Otsuka Corp.	482,082	10,692
	Yokogawa Electric Corp.	490,893	10,623
*	Nissan Motor Co. Ltd.	4,438,099	10,565
	Hoshizaki Corp.	248,452	10,563
	Sojitz Corp.	441,205	10,438
	Ono Pharmaceutical Co. Ltd.	888,982	10,233
	Shizuoka Financial Group Inc.	908,728	10,098
	Kyoto Financial Group Inc.	586,468	10,066
[1]	Nissin Foods Holdings Co. Ltd.	455,266	10,038
	Japan Metropolitan Fund Investment	14,545	9,691
	Skylark Holdings Co. Ltd.	460,364	9,555
	Seibu Holdings Inc.	394,908	9,544
	Mebuki Financial Group Inc.	1,924,273	9,402
[1]	Isetan Mitsukoshi Holdings Ltd.	730,849	9,395
35

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Tokyo Electric Power Co. Holdings Inc.	3,069,386	9,390
	MonotaRO Co. Ltd.	485,956	9,346
	Square Enix Holdings Co. Ltd.	161,064	9,313
	Keisei Electric Railway Co. Ltd.	896,893	9,294
	Nomura Real Estate Master Fund Inc.	9,244	9,203
	SG Holdings Co. Ltd.	869,825	9,159
	ZOZO Inc.	896,768	9,107
	Suntory Beverage & Food Ltd.	258,715	9,040
	Azbil Corp.	1,043,140	8,983
	Kobe Bussan Co. Ltd.	292,088	8,926
	Fukuoka Financial Group Inc.	336,412	8,888
	Tokyu Fudosan Holdings Corp.	1,251,070	8,762
[1]	KDX Realty Investment Corp.	8,346	8,691
	USS Co. Ltd.	855,542	8,528
	Brother Industries Ltd.	481,728	8,466
	Nippon Prologis REIT Inc.	5,107	8,446
	Food & Life Cos. Ltd.	227,000	8,400
[1]	Mitsui Chemicals Inc.	381,054	8,374
[1]	Sumitomo Forestry Co. Ltd.	290,270	8,358
	Oji Holdings Corp.	1,768,473	8,348
	Tosoh Corp.	584,142	8,234
	Nippon Express Holdings Inc.	461,043	8,233
	Kintetsu Group Holdings Co. Ltd.	377,181	8,122
	GLP J-Reit	9,413	8,119
	Oracle Corp. Japan	67,451	8,109
	Seiko Epson Corp.	580,958	8,060
	TOTO Ltd.	305,392	8,053
	Kobe Steel Ltd.	682,867	8,009
	Kyowa Kirin Co. Ltd.	507,482	7,924
	SCSK Corp.	301,409	7,883
	Japan Post Insurance Co. Ltd.	391,239	7,865
	MISUMI Group Inc.	559,244	7,835
	Kyushu Electric Power Co. Inc.	873,368	7,784
	Nissan Chemical Corp.	263,553	7,709
	Sumitomo Chemical Co. Ltd.	3,174,330	7,673
	Haseko Corp.	536,702	7,666
	Kyushu Railway Co.	295,288	7,642
	Daiwa House REIT Investment Corp.	4,560	7,638
	Yamato Holdings Co. Ltd.	537,076	7,625
[1]	McDonald's Holdings Co. Japan Ltd.	179,900	7,607
	Kurita Water Industries Ltd.	228,302	7,559
	CyberAgent Inc.	877,068	7,508
*	Rakuten Bank Ltd.	177,700	7,474
	Marui Group Co. Ltd.	373,763	7,440
	Tobu Railway Co. Ltd.	406,386	7,416
	Kuraray Co. Ltd.	622,879	7,276
	Tokyo Tatemono Co. Ltd.	405,421	7,269
	Sega Sammy Holdings Inc.	345,268	7,247
	Sapporo Holdings Ltd.	129,719	7,204
	Mazda Motor Corp.	1,187,892	7,102
	Tohoku Electric Power Co. Inc.	983,280	7,066
	Tsuruha Holdings Inc.	87,751	7,059
	NH Foods Ltd.	184,878	6,980
	Open House Group Co. Ltd.	157,383	6,979
	Orix JREIT Inc.	5,518	6,950
	Santen Pharmaceutical Co. Ltd.	677,500	6,862
	Medipal Holdings Corp.	401,457	6,803
	NOF Corp.	451,050	6,790
	Resonac Holdings Corp.	371,436	6,756
	Hirose Electric Co. Ltd.	59,560	6,737
	Persol Holdings Co. Ltd.	3,716,810	6,732
	Odakyu Electric Railway Co. Ltd.	608,800	6,721
	Rohto Pharmaceutical Co. Ltd.	401,350	6,713
	Kinden Corp.	256,540	6,640
	Keio Corp.	242,699	6,602
	Amada Co. Ltd.	657,485	6,583
	Hitachi Construction Machinery Co. Ltd.	219,839	6,570
	Invincible Investment Corp.	15,896	6,570
	Hachijuni Bank Ltd.	870,277	6,569
	Nomura Real Estate Holdings Inc.	1,099,095	6,537
36

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Iyogin Holdings Inc.	559,594	6,491
	Credit Saison Co. Ltd.	275,390	6,431
	Nisshin Seifun Group Inc.	493,704	6,370
	Sohgo Security Services Co. Ltd.	799,620	6,320
	NGK Insulators Ltd.	510,241	6,296
	Lixil Corp.	531,476	6,263
[1]	ANA Holdings Inc.	325,434	6,251
	Taiheiyo Cement Corp.	231,946	6,245
	Ibiden Co. Ltd.	225,160	6,242
	Kadokawa Corp.	231,300	6,220
	Asahi Intecc Co. Ltd.	404,567	6,220
	Yamazaki Baking Co. Ltd.	259,370	6,209
	Rohm Co. Ltd.	679,472	6,187
	THK Co. Ltd.	249,121	6,137
	Lion Corp.	494,070	6,056
	Shimamura Co. Ltd.	90,934	6,051
	Yokohama Rubber Co. Ltd.	276,763	6,051
	Fujitec Co. Ltd.	154,400	6,049
	Electric Power Development Co. Ltd.	341,706	5,999
	Nichirei Corp.	433,940	5,953
	Gunma Bank Ltd.	713,700	5,952
	J Front Retailing Co. Ltd.	479,856	5,874
	Mitsubishi Gas Chemical Co. Inc.	379,179	5,777
	Advance Residence Investment Corp.	5,560	5,729
	Yamaha Corp.	779,656	5,698
	Alfresa Holdings Corp.	371,413	5,607
	Hamamatsu Photonics KK	605,424	5,598
	Nikon Corp.	576,699	5,545
	Horiba Ltd.	79,895	5,461
	Tokyo Century Corp.	516,844	5,443
[1]	Japan Airlines Co. Ltd.	298,765	5,413
	Japan Steel Works Ltd.	130,900	5,394
	Takasago Thermal Engineering Co. Ltd.	121,800	5,389
	Keikyu Corp.	516,646	5,377
	Coca-Cola Bottlers Japan Holdings Inc.	285,804	5,369
	GMO Payment Gateway Inc.	85,235	5,339
	Japan Hotel REIT Investment Corp.	10,432	5,159
	Koei Tecmo Holdings Co. Ltd.	300,000	5,147
	Cosmo Energy Holdings Co. Ltd.	124,926	5,127
	Toho Gas Co. Ltd.	170,968	5,114
	Sankyo Co. Ltd.	334,100	5,085
	Stanley Electric Co. Ltd.	270,540	5,070
	COMSYS Holdings Corp.	227,089	5,033
	Air Water Inc.	364,714	4,973
	Rinnai Corp.	221,848	4,969
	Zenkoku Hosho Co. Ltd.	226,236	4,908
	Sumitomo Heavy Industries Ltd.	235,401	4,901
	Koito Manufacturing Co. Ltd.	404,252	4,897
	Kewpie Corp.	214,553	4,880
	BIPROGY Inc.	148,693	4,856
	Nagoya Railroad Co. Ltd.	396,858	4,840
	Yamaguchi Financial Group Inc.	405,257	4,788
	SUMCO Corp.	694,053	4,786
	TechnoPro Holdings Inc.	214,188	4,776
	Suzuken Co. Ltd.	131,609	4,755
	Hirogin Holdings Inc.	568,684	4,727
	Kobayashi Pharmaceutical Co. Ltd.	123,849	4,725
	Keihan Holdings Co. Ltd.	192,735	4,720
	United Urban Investment Corp.	4,430	4,662
	Takashimaya Co. Ltd.	604,552	4,661
	Tokyo Ohka Kogyo Co. Ltd.	211,134	4,645
	Kansai Paint Co. Ltd.	308,002	4,643
	Sumitomo Rubber Industries Ltd.	368,443	4,640
	Japan Prime Realty Investment Corp.	1,876	4,633
	Cosmos Pharmaceutical Corp.	71,526	4,602
	Sekisui House REIT Inc.	8,495	4,583
	EXEO Group Inc.	385,738	4,504
	Sundrug Co. Ltd.	134,570	4,484
	Iida Group Holdings Co. Ltd.	281,711	4,459
	Sankyu Inc.	101,625	4,448
37

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	DMG Mori Co. Ltd.	255,865	4,447
	Toyo Seikan Group Holdings Ltd.	253,638	4,428
	Kokusai Electric Corp.	239,700	4,426
	Mitsui Fudosan Logistics Park Inc.	6,195	4,422
	Kamigumi Co. Ltd.	176,903	4,331
	Kandenko Co. Ltd.	216,163	4,285
	Tokyo Seimitsu Co. Ltd.	76,200	4,252
	Mitsubishi Materials Corp.	269,300	4,248
	Mitsubishi Logistics Corp.	612,070	4,224
	Iwatani Corp.	435,900	4,174
	Nifco Inc.	168,279	4,173
	Alps Alpine Co. Ltd.	406,107	4,125
	Goldwin Inc.	71,901	4,122
	Miura Co. Ltd.	192,850	4,108
	Seino Holdings Co. Ltd.	259,826	4,089
	Yamato Kogyo Co. Ltd.	68,315	4,068
	Furukawa Electric Co. Ltd.	128,500	4,058
	Kakaku.com Inc.	229,111	4,052
	Internet Initiative Japan Inc.	218,500	4,052
[1]	Aozora Bank Ltd.	292,374	4,037
	Japan Airport Terminal Co. Ltd.	139,883	4,023
	Tsumura & Co.	133,290	4,008
	Daicel Corp.	470,123	4,002
	Socionext Inc.	368,200	3,960
	Tomy Co. Ltd.	179,200	3,945
	Kokuyo Co. Ltd.	192,113	3,937
	Industrial & Infrastructure Fund Investment Corp.	4,774	3,905
*	Mercari Inc.	240,379	3,895
	Nihon Kohden Corp.	322,240	3,893
	Toyo Tire Corp.	207,758	3,884
	Nippon Accommodations Fund Inc.	4,740	3,867
	Macnica Holdings Inc.	277,900	3,864
	Kagome Co. Ltd.	186,525	3,839
	Hisamitsu Pharmaceutical Co. Inc.	125,796	3,817
	Amano Corp.	130,950	3,813
	Kyushu Financial Group Inc.	753,576	3,804
	Sugi Holdings Co. Ltd.	180,384	3,789
	Taiyo Yuden Co. Ltd.	251,250	3,789
	Yamada Holdings Co. Ltd.	1,174,217	3,784
	NSK Ltd.	862,958	3,769
	Dexerials Corp.	318,200	3,739
	Chugin Financial Group Inc.	332,072	3,731
	Park24 Co. Ltd.	261,689	3,708
	Japan Logistics Fund Inc.	5,627	3,680
	Aeon Mall Co. Ltd.	189,472	3,636
	Hakuhodo DY Holdings Inc.	477,898	3,593
	Nippon Electric Glass Co. Ltd.	156,879	3,590
	JTEKT Corp.	462,964	3,576
	LaSalle Logiport REIT	3,724	3,552
	Welcia Holdings Co. Ltd.	201,348	3,550
	Mitsubishi Motors Corp.	1,279,964	3,543
	Morinaga Milk Industry Co. Ltd.	148,874	3,538
	Nichias Corp.	104,900	3,529
	Nankai Electric Railway Co. Ltd.	222,038	3,516
	Nabtesco Corp.	232,043	3,483
	JGC Holdings Corp.	434,354	3,474
	Yaoko Co. Ltd.	51,701	3,463
	NHK Spring Co. Ltd.	310,986	3,456
	Canon Marketing Japan Inc.	96,118	3,403
	Ezaki Glico Co. Ltd.	102,918	3,396
	Teijin Ltd.	404,958	3,395
	Fuji Soft Inc.	49,100	3,372
	Maruwa Co. Ltd.	16,400	3,372
	INFRONEER Holdings Inc.	391,145	3,336
	Ulvac Inc.	98,346	3,335
	Activia Properties Inc.	1,389	3,331
	Zeon Corp.	339,553	3,330
	Kyudenko Corp.	98,861	3,321
	Sawai Group Holdings Co. Ltd.	229,306	3,304
	Chugoku Electric Power Co. Inc.	616,729	3,279
38

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	DIC Corp.	166,030	3,240
	Nagase & Co. Ltd.	183,241	3,228
	Fuyo General Lease Co. Ltd.	115,602	3,226
	Casio Computer Co. Ltd.	411,208	3,216
	Toda Corp.	503,359	3,207
	AEON REIT Investment Corp.	3,638	3,184
	Maruichi Steel Tube Ltd.	134,241	3,171
	House Foods Group Inc.	161,382	3,164
	SHO-BOND Holdings Co. Ltd.	87,457	3,139
	GS Yuasa Corp.	178,225	3,131
	Bic Camera Inc.	291,289	3,124
[1]	NS Solutions Corp.	129,952	3,083
*	SHIFT Inc.	336,000	3,074
	Nippon Kayaku Co. Ltd.	324,376	3,056
	Mitsui Mining & Smelting Co. Ltd.	112,245	3,052
	Rakus Co. Ltd.	199,838	3,036
	Sumitomo Bakelite Co. Ltd.	130,058	3,024
	Dowa Holdings Co. Ltd.	93,914	3,013
	Mori Hills REIT Investment Corp.	3,238	2,981
	Relo Group Inc.	225,006	2,973
	Kose Corp.	68,893	2,971
	ABC-Mart Inc.	158,563	2,949
	Frontier Real Estate Investment Corp.	5,275	2,928
	UBE Corp.	198,476	2,912
	Calbee Inc.	142,795	2,872
	Kotobuki Spirits Co. Ltd.	192,385	2,864
	OBIC Business Consultants Co. Ltd.	59,391	2,855
	Workman Co. Ltd.	89,821	2,830
	Mabuchi Motor Co. Ltd.	192,290	2,809
	NOK Corp.	201,439	2,784
*	Konica Minolta Inc.	905,962	2,781
	Takara Holdings Inc.	343,680	2,774
	K's Holdings Corp.	289,333	2,771
*	Money Forward Inc.	92,520	2,771
	Nippon Shokubai Co. Ltd.	235,500	2,760
	Jeol Ltd.	85,700	2,756
	Resorttrust Inc.	265,998	2,738
	Nippon Shinyaku Co. Ltd.	105,813	2,728
	GMO internet group Inc.	115,982	2,727
[1]	Ito En Ltd.	111,223	2,661
	Toridoll Holdings Corp.	86,900	2,601
	Tokai Carbon Co. Ltd.	402,743	2,599
	Morinaga & Co. Ltd.	145,492	2,594
	Shikoku Electric Power Co. Inc.	315,387	2,592
	Kusuri no Aoki Holdings Co. Ltd.	108,570	2,586
	Organo Corp.	54,000	2,585
	Aica Kogyo Co. Ltd.	110,962	2,573
	Toyoda Gosei Co. Ltd.	133,220	2,558
*	Sharp Corp.	429,390	2,546
	SBI Sumishin Net Bank Ltd.	87,200	2,545
	Daiwa Securities Living Investments Corp.	4,025	2,541
	Rengo Co. Ltd.	448,897	2,506
*	PeptiDream Inc.	183,234	2,494
	Toei Animation Co. Ltd.	102,625	2,482
	Denka Co. Ltd.	178,241	2,432
	Sotetsu Holdings Inc.	158,999	2,424
	Seven Bank Ltd.	1,322,881	2,381
	Kaneka Corp.	96,936	2,369
	Nippon Television Holdings Inc.	102,300	2,369
	Daido Steel Co. Ltd.	309,575	2,333
	Daiwa Office Investment Corp.	1,088	2,331
	Nihon M&A Center Holdings Inc.	564,992	2,304
	Fujitsu General Ltd.	117,047	2,298
	Ship Healthcare Holdings Inc.	158,202	2,295
	Harmonic Drive Systems Inc.	97,141	2,284
[1]	TBS Holdings Inc.	66,517	2,231
	OKUMA Corp.	99,226	2,229
	Acom Co. Ltd.	784,717	2,199
	Nipro Corp.	239,766	2,125
	Dentsu Soken Inc.	48,300	2,115
39

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Toyota Boshoku Corp.	143,965	2,066
	Fuji Oil Co. Ltd.	92,674	2,033
	Ushio Inc.	167,724	2,017
	Rorze Corp.	197,800	1,991
	FP Corp.	90,303	1,947
	AEON Financial Service Co. Ltd.	234,074	1,937
	As One Corp.	119,912	1,900
	Izumi Co. Ltd.	80,328	1,849
	Fuji Media Holdings Inc.	87,309	1,808
	TS Tech Co. Ltd.	157,436	1,779
*	Hino Motors Ltd.	543,802	1,729
	Heiwa Corp.	108,459	1,688
	Itoham Yonekyu Holdings Inc.	52,983	1,661
	Justsystems Corp.	69,137	1,655
	PALTAC Corp.	57,960	1,607
[1]	Takeda Pharmaceutical Co. Ltd. ADR	101,870	1,558
	JMDC Inc.	61,900	1,397
	Pola Orbis Holdings Inc.	146,370	1,344
	Matsui Securities Co. Ltd.	208,921	1,077
			9,753,995
Kuwait (0.2%)
	Kuwait Finance House KSCP	25,465,186	60,134
	National Bank of Kuwait SAKP	17,127,923	53,266
	Boubyan Bank KSCP	3,623,254	8,030
	Mobile Telecommunications Co. KSCP	4,675,478	7,222
	Gulf Bank KSCP	4,525,528	4,967
	Mabanee Co. KPSC	1,473,052	3,808
	Agility Public Warehousing Co. KSC	3,216,971	2,763
	Burgan Bank SAK	2,182,204	1,605
			141,795
Malaysia (0.5%)
	Malayan Banking Bhd.	15,736,300	36,466
	Public Bank Bhd.	30,809,595	31,939
	Tenaga Nasional Bhd.	9,500,100	30,554
	CIMB Group Holdings Bhd.	17,301,573	28,581
	Gamuda Bhd.	10,608,800	10,452
	Ihh Healthcare Bhd.	6,316,200	10,123
	Press Metal Aluminium Holdings Bhd.	7,653,100	8,698
	SD Guthrie Bhd.	7,563,905	8,318
	MISC Bhd.	4,439,735	7,720
	CelcomDigi Bhd.	8,257,866	7,317
	AMMB Holdings Bhd.	6,046,600	7,234
	RHB Bank Bhd.	4,220,400	6,510
	Petronas Gas Bhd.	1,573,850	6,381
	Hong Leong Bank Bhd.	1,282,300	5,944
	Sunway Bhd.	5,165,800	5,445
	Kuala Lumpur Kepong Bhd.	1,160,000	5,278
	Maxis Bhd.	6,096,600	5,242
	IOI Corp. Bhd.	6,166,865	5,228
	Petronas Chemicals Group Bhd.	5,958,368	5,084
	Axiata Group Bhd.	9,258,324	4,506
	YTL Corp. Bhd.	9,600,124	4,270
	YTL Power International Bhd.	5,226,800	4,141
	PPB Group Bhd.	1,435,260	4,135
	Sime Darby Bhd.	8,181,605	3,943
	QL Resources Bhd.	3,473,100	3,863
	Telekom Malaysia Bhd.	2,414,057	3,805
	IJM Corp. Bhd.	7,206,940	3,796
[2]	MR DIY Group M Bhd.	9,287,900	3,621
	Genting Bhd.	4,490,300	3,334
	Petronas Dagangan Bhd.	713,300	3,262
	Nestle Malaysia Bhd.	134,200	2,704
	Dialog Group Bhd.	7,793,700	2,639
	Genting Malaysia Bhd.	5,908,500	2,350
	Alliance Bank Malaysia Bhd.	2,287,500	2,321
*	Top Glove Corp. Bhd.	10,582,900	2,157
	Fraser & Neave Holdings Bhd.	322,700	2,021
	Hong Leong Financial Group Bhd.	504,335	2,007
	Hartalega Holdings Bhd.	3,407,500	1,762
40

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	99 Speed Mart Retail Holdings Bhd.	2,972,700	1,548
	FGV Holdings Bhd.	791,000	200
			294,899
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV Class O	5,990,318	51,477
	America Movil SAB de CV Series B	46,256,593	39,910
	Fomento Economico Mexicano SAB de CV	3,609,127	37,980
	Grupo Mexico SAB de CV Series B	6,563,733	34,106
	Wal-Mart de Mexico SAB de CV	10,694,097	33,892
	Grupo Aeroportuario del Pacifico SAB de CV Class B	819,812	16,645
	Grupo Bimbo SAB de CV Series A	4,463,740	13,573
*	Grupo Financiero Inbursa SAB de CV Class O	4,854,349	12,478
	Grupo Aeroportuario del Sureste SAB de CV Class B	388,680	12,312
	Arca Continental SAB de CV	1,127,983	11,870
	Cemex SAB de CV	16,991,277	10,484
	Coca-Cola Femsa SAB de CV	1,107,444	10,431
	Cemex SAB de CV ADR	1,412,576	8,716
	Grupo Bimbo SAB de CV Series A1	1,127,845	7,841
*	Industrias Penoles SAB de CV	389,566	7,769
	Fibra Uno Administracion SA de CV	6,009,289	7,750
	Prologis Property Mexico SA de CV	2,075,954	7,394
	Gruma SAB de CV Class B	365,888	6,992
	Grupo Aeroportuario del Centro Norte SAB de CV	568,812	6,281
	Alfa SAB de CV Class A	8,117,857	5,932
	Promotora y Operadora de Infraestructura SAB de CV	450,252	5,036
	Corp. Inmobiliaria Vesta SAB de CV	1,754,647	4,783
	Qualitas Controladora SAB de CV	411,049	4,530
[2]	Banco del Bajio SA	1,647,643	3,946
	Gentera SAB de CV	2,056,200	3,590
	Regional SAB de CV	487,648	3,415
	Grupo Comercial Chedraui SA de CV	516,548	3,341
	Kimberly-Clark de Mexico SAB de CV Class A	1,722,526	3,037
	GCC SAB de CV	340,800	2,858
	Alsea SAB de CV	1,057,400	2,392
	El Puerto de Liverpool SAB de CV Class C1	404,508	1,857
	Operadora De Sites Mexicanos SAB de CV Class A-1	2,176,546	1,790
	Megacable Holdings SAB de CV	625,313	1,530
	Orbia Advance Corp. SAB de CV	1,972,879	1,319
*	Controladora Alpek SAB de CV	8,375,257	1,290
	Becle SAB de CV	1,100,383	1,275
	Concentradora Fibra Danhos SA de CV	511,014	577
	Alpek SAB de CV	745,131	380
			390,779
Netherlands (2.5%)
	ASML Holding NV	805,534	539,258
	Prosus NV	2,630,249	123,318
	ING Groep NV	6,099,431	118,447
*,2	Adyen NV	62,128	100,536
	Wolters Kluwer NV	490,464	86,596
	Koninklijke Ahold Delhaize NV	1,858,271	76,299
	Heineken NV	572,114	51,213
	Universal Music Group NV	1,669,469	49,092
	ASM International NV	96,666	47,249
	Koninklijke Philips NV	1,651,456	41,914
	DSM-Firmenich AG	359,059	39,006
	Koninklijke KPN NV	7,857,825	36,553
	NN Group NV	556,136	34,102
	ArcelorMittal SA	1,005,880	29,746
	Akzo Nobel NV	355,083	22,418
[2]	ABN AMRO Bank NV	1,030,634	21,358
	Heineken Holding NV	270,439	21,146
	ASR Nederland NV	306,628	19,348
[1]	Aegon Ltd.	2,737,593	17,608
[1]	BE Semiconductor Industries NV	162,041	17,550
	IMCD NV	123,149	16,376
[1]	EXOR NV	172,434	16,280
	Randstad NV	219,494	8,810
*	InPost SA	490,380	8,283
*,2	CVC Capital Partners plc	441,030	7,869
41

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	JDE Peet's NV	321,356	7,780
	Aalberts NV	199,508	6,625
	Koninklijke Vopak NV	119,019	4,921
[2]	CTP NV	240,583	4,519
*	Havas NV	1,360,205	2,263
			1,576,483
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,195,938	24,126
	Auckland International Airport Ltd.	3,461,551	15,465
	Infratil Ltd.	2,004,410	12,563
	Contact Energy Ltd.	1,675,276	8,826
	Meridian Energy Ltd.	2,595,035	8,447
	EBOS Group Ltd.	327,851	7,135
	Mainfreight Ltd.	165,323	5,456
	Mercury NZ Ltd.	1,414,314	4,693
	Spark New Zealand Ltd.	3,780,125	4,683
*	Fletcher Building Ltd.	2,197,555	4,001
*	Ryman Healthcare Ltd.	1,633,739	2,143
	Air New Zealand Ltd.	3,142,896	1,083
			98,621
Norway (0.4%)
	DNB Bank ASA	2,045,174	51,126
	Equinor ASA	1,701,928	38,524
	Kongsberg Gruppen ASA	154,101	24,827
	Telenor ASA	1,284,355	19,291
	Mowi ASA	920,138	16,872
	Orkla ASA	1,386,714	15,465
	Norsk Hydro ASA	2,681,691	14,225
	Aker BP ASA	638,879	13,715
	Yara International ASA	339,183	11,008
	Gjensidige Forsikring ASA	351,032	8,214
	Salmar ASA	131,855	6,516
	Schibsted ASA Class B	207,334	5,987
	Var Energi ASA	1,823,914	5,015
	Schibsted ASA Class A	143,343	4,362
	Aker ASA Class A	49,422	2,866
			238,013
Philippines (0.2%)
	Bdo Unibank Inc.	4,896,491	14,053
	International Container Terminal Services Inc.	2,279,955	13,945
	Bank of the Philippine Islands	4,396,209	11,023
	SM Prime Holdings Inc.	22,233,923	9,706
	Ayala Corp.	665,427	7,143
	Ayala Land Inc.	15,147,601	6,795
	Manila Electric Co.	539,778	5,509
	Metropolitan Bank & Trust Co.	3,763,736	5,185
	PLDT Inc.	189,966	4,425
	Jollibee Foods Corp.	919,648	3,777
	Universal Robina Corp.	1,783,699	2,642
	Globe Telecom Inc.	65,153	2,264
[2]	Monde Nissin Corp.	14,863,300	2,069
	JG Summit Holdings Inc.	6,162,720	1,873
	GT Capital Holdings Inc.	204,498	1,792
	Converge Information & Communications Technology Solutions Inc.	5,013,500	1,713
	Semirara Mining & Power Corp.	2,425,100	1,477
	DMCI Holdings Inc.	7,024,378	1,334
	LT Group Inc.	5,680,316	1,209
	Puregold Price Club Inc.	2,032,692	1,162
	ACEN Corp.	19,651,781	939
	Megaworld Corp.	17,537,985	560
	Bloomberry Resorts Corp.	8,628,141	527
			101,122
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,771,336	34,056
	ORLEN SA	1,198,395	21,641
*	Bank Polska Kasa Opieki SA	365,684	18,329
	Powszechny Zaklad Ubezpieczen SA	1,160,603	18,106
*,2	Dino Polska SA	99,987	14,017
42

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Santander Bank Polska SA	80,222	12,339
*,2	Allegro.eu SA	1,246,401	10,936
	LPP SA	2,667	10,915
	KGHM Polska Miedz SA	283,634	9,054
*	mBank SA	26,769	5,833
			155,226
Portugal (0.1%)
	EDP SA	6,263,177	24,687
	Jeronimo Martins SGPS SA	571,327	13,828
	Galp Energia SGPS SA	881,968	13,665
	Banco Comercial Portugues SA Class R	16,002,580	10,235
	EDP Renovaveis SA	619,798	5,804
			68,219
Qatar (0.2%)
	Qatar National Bank QPSC	9,201,682	42,204
	Qatar Islamic Bank QPSC	3,464,698	20,096
	Industries Qatar QSC	3,270,338	11,280
	Commercial Bank PSQC	6,993,730	8,268
	Ooredoo QPSC	2,276,551	8,110
	Al Rayan Bank	12,897,568	7,920
	Qatar Gas Transport Co. Ltd.	5,682,715	7,145
	Qatar International Islamic Bank QSC	2,414,016	7,036
	Qatar Navigation QSC	2,166,253	6,598
	Qatar Fuel QSC	1,227,188	5,056
	Mesaieed Petrochemical Holding Co.	12,896,600	4,993
	Qatar Electricity & Water Co. QSC	1,004,562	4,217
	Dukhan Bank	3,598,259	3,458
	Barwa Real Estate Co.	4,427,493	3,407
	Vodafone Qatar QSC	3,199,569	2,073
	Qatar Aluminum Manufacturing Co.	5,773,702	2,035
*	Ezdan Holding Group QSC	3,127,081	864
			144,760
Romania (0.0%)
	Banca Transilvania SA	1,678,481	10,803
	OMV Petrom SA	36,184,276	5,887
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	162,593	4,376
	Societatea Energetica Electrica SA	353,991	1,049
	Societatea Nationala Nuclearelectrica SA	105,922	971
*	MED Life SA	638,132	905
	One United Properties SA	90,126	369
			24,360
Russia (0.0%)
*,3	Inter Rao Ues PJSC	68,280,500	—
*,3	Polyus PJSC (Registered) GDR	1	—
*,3	Sberbank of Russia PJSC ADR (XLON)	1,098,895	—
*,3	Sberbank of Russia PJSC	15,141,656	—
*,3	Moscow Exchange MICEX-RTS PJSC	2,697,004	—
*,3	GMK Norilskiy Nickel PAO	2,264,300	—
*,3	Surgutneftegas PJSC ADR	2,397	—
*,3	Severstal PAO GDR (Registered)	297,905	—
*,3	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,3	Rostelecom PJSC ADR	4,260	—
*,3	Alrosa PJSC	4,689,820	—
*,3	PhosAgro PJSC (MISX)	16,169	—
*,3	United Co. RUSAL International PJSC	4,778,250	—
*,3	Sistema PJSFC (Registered) GDR	185,097	—
*,3	Unipro PJSC	22,147,100	—
*,3	Polyus PJSC	531,860	—
*,3	Raspadskaya OJSC	120,950	—
*,3	RusHydro PJSC	217,254,634	—
*,3	Aeroflot PJSC	1,875,381	—
*,3	Rostelecom PJSC	1,223,758	—
*,3	Tatneft PJSC	470,953	—
*,3	Novolipetsk Steel PJSC	2,190,647	—
*,3	Mobile TeleSystems PJSC	1,107,812	—
*,3	Magnit PJSC	66,366	—
*,3	Novatek PJSC	2,025,468	—
*,3	Gazprom PJSC	6,439,237	—
43

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,3	Mosenergo PJSC	17,082,000	—
*,3	Federal Grid Co. - Rosseti PJSC	854,069,401	—
*,3	Lukoil PJSC	221,305	—
*,3	M Video PJSC	79,232	—
*,3	Rosneft Oil Co. PJSC	466,895	—
*,3	Magnitogorsk Iron & Steel Works PJSC	3,955,368	—
*,3	VTB Bank PJSC	1,105,843	—
*,3	Sistema AFK PAO	1,475,900	—
*,3	Severstal PAO PJSC	69,236	—
*,3	Surgutneftegas PAO	3,872,600	—
*,3	Credit Bank of Moscow PJSC	22,920,900	—
*,3	Sovcomflot PJSC	702,230	—
*,2,3	Segezha Group PJSC	4,388,900	—
*,3	PhosAgro PJSC	1,038	—
*,3	PhosAgro PJSC GDR (Registered)	161,274	—
			—
Saudi Arabia (1.1%)
	Al Rajhi Bank	4,068,733	105,697
[2]	Saudi Arabian Oil Co.	11,941,015	80,733
	Saudi National Bank	6,043,723	57,585
	Saudi Telecom Co.	3,933,387	49,937
	ACWA Power Co.	447,416	38,367
*	Saudi Arabian Mining Co.	2,586,130	35,250
	Saudi Basic Industries Corp.	1,867,408	30,365
	Riyad Bank	3,048,193	25,023
	Alinma Bank	2,534,789	19,633
	Saudi Awwal Bank	1,968,979	18,425
	Dr Sulaiman Al Habib Medical Services Group Co.	211,852	16,172
	Elm Co.	53,489	14,802
	Almarai Co. JSC	1,007,019	14,185
	Etihad Etisalat Co.	785,062	13,152
	SABIC Agri-Nutrients Co.	484,326	12,758
	Banque Saudi Fransi	2,520,309	12,345
	Bank AlBilad	1,518,090	11,732
	Arab National Bank	1,847,047	10,595
	Bupa Arabia for Cooperative Insurance Co.	154,603	6,931
	Saudi Electricity Co.	1,625,922	6,493
*	Dar Al Arkan Real Estate Development Co.	1,105,314	6,455
	Co. for Cooperative Insurance	151,357	5,611
	Riyadh Cables Group Co.	151,277	5,133
	Saudi Investment Bank	1,254,772	5,041
*	Saudi Tadawul Group Holding Co.	99,092	4,854
	Yanbu National Petrochemical Co.	569,251	4,853
*	Bank Al-Jazira	1,317,323	4,748
	Jarir Marketing Co.	1,204,617	4,057
	Arabian Internet & Communications Services Co.	52,789	4,039
	Mouwasat Medical Services Co.	196,394	3,802
*	Saudi Research & Media Group	80,850	3,735
	Aldrees Petroleum & Transport Services Co.	100,808	3,705
	Sahara International Petrochemical Co.	729,492	3,698
	Ades Holding Co.	915,520	3,696
*	Al Rajhi Co. for Co-operative Insurance	100,984	3,531
	Astra Industrial Group Co.	79,253	3,160
	Mobile Telecommunications Co. Saudi Arabia	904,712	3,079
	Saudi Industrial Investment Group	760,328	3,067
	Nahdi Medical Co.	99,056	3,001
	Saudi Aramco Base Oil Co.	104,802	2,776
	Dallah Healthcare Co.	84,243	2,742
	Jamjoom Pharmaceuticals Factory Co.	57,059	2,638
	Saudi Airlines Catering Co.	82,927	2,605
	Saudia Dairy & Foodstuff Co.	31,779	2,588
*	Savola Group	309,194	2,583
[2]	Arabian Centres Co. Ltd.	479,710	2,533
	Saudi Ground Services Co.	184,371	2,452
	SAL Saudi Logistics Services	49,930	2,433
*	Saudi Kayan Petrochemical Co.	1,515,166	2,331
	Abdullah Al Othaim Markets Co.	933,136	2,245
*	Advanced Petrochemical Co.	263,204	2,113
	Yamama Cement Co.	207,309	2,012
44

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	United Electronics Co.	79,489	1,991
	Leejam Sports Co. JSC	52,192	1,951
*	Seera Group Holding	294,812	1,925
	Saudi Cement Co.	154,574	1,897
	Power & Water Utility Co. for Jubail & Yanbu	155,867	1,819
*	Rabigh Refining & Petrochemical Co.	924,221	1,755
*	National Industrialization Co. Class C	682,882	1,682
*	Saudi Real Estate Co.	272,265	1,679
	Qassim Cement Co.	119,024	1,676
*	Emaar Economic City	371,460	1,507
*	Arabian Contracting Services Co.	41,659	1,465
*	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	114,296	1,404
	Arabian Drilling Co.	55,558	1,280
	BinDawood Holding Co.	653,631	1,101
			714,628
Singapore (0.9%)
	DBS Group Holdings Ltd.	4,183,027	135,903
	Oversea-Chinese Banking Corp. Ltd.	7,302,702	90,377
	United Overseas Bank Ltd.	2,517,312	66,857
	Singapore Telecommunications Ltd.	15,603,630	45,144
	Singapore Exchange Ltd.	1,703,066	18,735
	CapitaLand Integrated Commercial Trust	11,328,156	18,643
	Singapore Technologies Engineering Ltd.	3,171,693	18,010
	CapitaLand Ascendas REIT	7,427,941	15,136
	Keppel Ltd.	2,974,832	14,957
[1]	Singapore Airlines Ltd.	2,868,456	14,721
	Capitaland Investment Ltd.	4,761,028	10,034
	Wilmar International Ltd.	4,127,918	9,682
	Sembcorp Industries Ltd.	1,888,802	9,554
	Genting Singapore Ltd.	12,133,090	6,880
	Thai Beverage PCL	16,810,300	6,443
	Mapletree Industrial Trust	4,142,342	6,408
*	Seatrium Ltd.	4,219,815	6,197
	Mapletree Logistics Trust	7,094,378	6,105
	Keppel DC REIT	3,420,172	5,658
	ComfortDelGro Corp. Ltd.	4,354,991	5,109
	Venture Corp. Ltd.	571,282	5,071
	UOL Group Ltd.	1,011,218	4,473
	Mapletree Pan Asia Commercial Trust	4,710,803	4,412
	NetLink NBN Trust	5,984,716	4,191
	Frasers Logistics & Commercial Trust	5,909,434	4,053
	SATS Ltd.	1,827,487	3,941
	Suntec REIT	4,365,566	3,849
	City Developments Ltd.	940,291	3,580
	CapitaLand Ascott Trust	5,074,564	3,320
	Keppel REIT	4,969,534	3,256
	Jardine Cycle & Carriage Ltd.	139,488	2,770
	Olam Group Ltd.	2,358,113	1,746
	Hutchison Port Holdings Trust	10,205,763	1,519
	StarHub Ltd.	1,195,097	1,071
	SIA Engineering Co. Ltd.	492,216	844
			558,649
South Africa (0.9%)
	Naspers Ltd. Class N	338,189	88,924
	Anglogold Ashanti plc	1,038,297	43,226
	Gold Fields Ltd.	1,830,988	41,067
	FirstRand Ltd.	10,373,836	40,617
	Capitec Bank Holdings Ltd.	195,568	36,299
	Standard Bank Group Ltd.	2,741,990	34,242
	MTN Group Ltd.	3,586,811	23,739
	Harmony Gold Mining Co. Ltd.	1,134,094	17,819
	Bid Corp. Ltd.	690,896	17,362
	Sanlam Ltd.	3,702,570	16,858
[1]	Absa Group Ltd.	1,723,614	15,907
	Shoprite Holdings Ltd.	988,745	15,213
	Nedbank Group Ltd.	966,782	13,205
[1]	Discovery Ltd.	1,085,094	12,053
*	Impala Platinum Holdings Ltd.	1,868,512	11,112
	Clicks Group Ltd.	500,380	10,658
45

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	NEPI Rockcastle NV	1,243,814	9,540
	Bidvest Group Ltd.	714,711	9,061
	Remgro Ltd.	1,039,072	8,954
	Vodacom Group Ltd.	1,208,054	8,939
[2]	Pepkor Holdings Ltd.	5,276,154	7,638
	Reinet Investments SCA	286,159	7,525
	Outsurance Group Ltd.	1,725,494	7,097
	Mr Price Group Ltd.	531,951	6,799
*,1	Sibanye Stillwater Ltd.	5,819,367	6,649
[1]	Anglo American Platinum Ltd.	182,177	6,238
	Old Mutual Ltd.	9,649,341	5,888
	Woolworths Holdings Ltd.	1,828,543	5,670
	Aspen Pharmacare Holdings Ltd.	804,501	5,283
	Tiger Brands Ltd.	336,332	5,245
[1]	Northam Platinum Holdings Ltd.	738,269	4,955
[1]	Growthpoint Properties Ltd.	6,876,150	4,847
	Foschini Group Ltd.	647,193	4,509
*	Sasol Ltd.	1,211,700	4,185
	Exxaro Resources Ltd.	406,754	3,330
	Investec Ltd.	512,519	3,199
*,1	Multichoice Group	527,192	3,082
	Kumba Iron Ore Ltd.	113,307	1,980
[1]	African Rainbow Minerals Ltd.	216,635	1,816
	Santam Ltd.	81,247	1,762
			572,492
South Korea (2.5%)
	Samsung Electronics Co. Ltd. (XKRX)	9,896,088	386,121
	SK Hynix Inc.	1,119,326	139,662
	NAVER Corp.	280,888	39,523
	Hyundai Motor Co.	285,802	38,297
	Hanwha Aerospace Co. Ltd.	64,298	36,136
[1]	Celltrion Inc.	314,504	35,667
	Kia Corp.	513,744	32,650
*,1,2	Samsung Biologics Co. Ltd.	36,506	27,017
	KB Financial Group Inc.	403,997	25,532
	Hana Financial Group Inc.	534,418	24,236
[1]	Hyundai Mobis Co. Ltd.	125,303	23,520
	Shinhan Financial Group Co. Ltd.	649,777	23,483
*,1	Alteogen Inc.	87,496	21,582
*	Krafton Inc.	72,921	19,091
*,1	LG Energy Solution Ltd.	82,728	18,875
	KB Financial Group Inc. ADR (XNYS)	295,077	18,584
	Kakao Corp.	687,923	18,481
*,1	Doosan Enerbility Co. Ltd.	879,615	17,871
	Woori Financial Group Inc.	1,400,158	17,436
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	89,220	17,067
	Samsung Fire & Marine Insurance Co. Ltd.	64,229	16,945
	Meritz Financial Group Inc.	185,325	16,190
	KT&G Corp.	199,770	16,124
	POSCO Holdings Inc.	84,205	15,389
	LG Chem Ltd. (XKRX)	97,685	14,805
	Samsung C&T Corp.	171,549	14,763
*,1	Samsung Heavy Industries Co. Ltd.	1,339,140	13,720
	Samsung SDI Co. Ltd. (XKRX)	109,578	13,569
[1]	POSCO Holdings Inc. (XNYS) ADR	295,131	13,437
	Shinhan Financial Group Co. Ltd. ADR	349,494	12,575
[1]	Hyundai Heavy Industries Co. Ltd.	44,314	12,533
*	SK Square Co. Ltd.	189,936	11,743
*,1	Hanwha Ocean Co. Ltd.	204,517	11,300
	LG Electronics Inc. (XKRX)	223,782	11,233
[1]	HD Hyundai Electric Co. Ltd.	45,168	9,830
*,1	HLB Inc.	244,107	9,735
	Samsung Electro-Mechanics Co. Ltd.	114,737	9,466
	Korea Zinc Co. Ltd.	16,849	9,396
	Samsung Life Insurance Co. Ltd.	153,447	9,317
[1]	Yuhan Corp.	112,062	8,980
[1]	LG Corp.	181,357	8,493
[1]	Korea Aerospace Industries Ltd.	144,831	8,477
[1]	SK Innovation Co. Ltd.	123,541	8,206
46

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[1]	HYBE Co. Ltd.	43,398	8,167
[1]	HMM Co. Ltd.	603,062	7,762
[1]	Ecopro Co. Ltd.	207,754	7,427
	Samsung SDS Co. Ltd.	81,831	7,374
	Coway Co. Ltd.	117,021	7,205
[1]	KakaoBank Corp.	446,381	6,997
*,1	Ecopro BM Co. Ltd.	95,265	6,786
	SK Inc.	71,586	6,663
	Korea Electric Power Corp.	355,015	6,403
	Hyundai Glovis Co. Ltd.	76,510	6,135
[1]	Industrial Bank of Korea	559,867	6,042
	DB Insurance Co. Ltd.	92,500	5,959
	Korean Air Lines Co. Ltd.	383,354	5,652
[1]	Amorepacific Corp.	59,688	5,235
*,1	POSCO Future M Co. Ltd.	58,246	5,114
[1]	HD Hyundai Mipo	41,686	4,897
[1]	Hanmi Semiconductor Co. Ltd.	90,085	4,821
	HD Hyundai Co. Ltd.	86,084	4,761
	Samsung Securities Co. Ltd.	128,626	4,715
[1]	LS Electric Co. Ltd.	32,334	4,670
[1]	LG H&H Co. Ltd. (XKRX)	19,210	4,552
[1]	Mirae Asset Securities Co. Ltd.	546,918	4,546
	Korea Investment Holdings Co. Ltd.	77,798	4,542
[1]	Hanwha Solutions Corp.	212,235	4,462
	Hankook Tire & Technology Co. Ltd.	150,377	4,368
	Hyundai Engineering & Construction Co. Ltd.	148,910	4,364
	Samsung E&A Co. Ltd.	322,229	4,357
*	SK Biopharmaceuticals Co. Ltd.	57,620	4,321
	BNK Financial Group Inc.	562,726	4,102
	Orion Corp.	46,801	4,057
*,1	LG Display Co. Ltd.	653,307	3,881
	LG Uplus Corp.	440,485	3,719
[1]	Hanjin Kal Corp.	64,923	3,615
	Doosan Bobcat Inc.	100,773	3,465
[1]	LS Corp.	35,594	3,297
[1]	Posco International Corp.	95,317	3,286
[1]	NCSoft Corp.	31,338	3,226
[1]	S-Oil Corp.	86,282	3,152
*,1	Hanwha Vision Co. Ltd.	72,290	3,067
	Hyundai Steel Co.	174,245	3,000
	NH Investment & Securities Co. Ltd.	274,155	2,964
	Korea Electric Power Corp. ADR	323,139	2,937
[1]	LG Innotek Co. Ltd.	28,834	2,834
	Misto Holdings Corp.	104,972	2,730
*,1	SKC Co. Ltd.	37,927	2,721
	CJ CheilJedang Corp. (XKRX)	16,148	2,716
	Kumho Petrochemical Co. Ltd.	32,047	2,681
*,1	Ecopro Materials Co. Ltd.	68,749	2,677
	GS Holdings Corp.	93,038	2,530
	E-MART Inc.	39,021	2,510
	Kangwon Land Inc.	214,354	2,447
	Hanmi Pharm Co. Ltd.	12,833	2,427
*,1	L&F Co. Ltd.	51,936	2,365
[1]	CJ Corp.	26,682	2,332
	iM Financial Group Co. Ltd.	317,576	2,296
	Cheil Worldwide Inc.	153,664	2,006
	Hanwha Corp. (XKRX)	58,249	1,976
[1]	NongShim Co. Ltd.	6,785	1,923
*,1	Hotel Shilla Co. Ltd.	61,933	1,913
*	Hyundai Marine & Fire Insurance Co. Ltd.	120,090	1,879
	Samsung Card Co. Ltd.	63,503	1,875
[1]	Posco DX Co. Ltd.	107,027	1,846
	S-1 Corp.	40,274	1,795
	HL Mando Co. Ltd.	66,426	1,743
*,1	Pearl Abyss Corp.	66,647	1,660
[1]	F&F Co. Ltd.	33,420	1,659
	GS Engineering & Construction Corp.	127,553	1,640
[1]	HD Hyundai Marine Solution Co. Ltd.	14,405	1,556
	Lotte Chemical Corp.	36,315	1,540
	KCC Corp.	8,314	1,460
47

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Korea Gas Corp.	52,348	1,426
[2]	Netmarble Corp.	43,494	1,368
	KEPCO Plant Service & Engineering Co. Ltd.	44,200	1,365
*	Hanwha Life Insurance Co. Ltd.	723,501	1,350
*	Celltrion Pharm Inc.	39,572	1,336
*,1	SK Bioscience Co. Ltd.	47,624	1,329
	BGF retail Co. Ltd.	17,191	1,299
*,1	CosmoAM&T Co. Ltd.	46,298	1,282
*	Kakaopay Corp.	56,296	1,253
[1]	Dongsuh Cos. Inc.	63,865	1,170
	Pan Ocean Co. Ltd.	489,275	1,151
[1]	Hyundai Autoever Corp.	13,209	1,145
[1]	Lotte Shopping Co. Ltd.	22,219	1,054
	Hanmi Science Co. Ltd.	49,038	1,002
	CJ Logistics Corp.	16,702	974
[1]	Green Cross Corp.	10,647	929
	Hite Jinro Co. Ltd.	68,057	925
	Otoki Corp.	2,996	844
	Lotte Corp.	52,563	834
	Amorepacific Holdings Corp.	51,480	833
*,1	Kakao Games Corp.	81,336	812
*,1	Hanon Systems	322,271	808
*,1,2	SK IE Technology Co. Ltd.	51,113	805
[1]	GS Retail Co. Ltd.	69,319	721
*	GS P&L Co. Ltd.	16,442	245
*,3	Kum Yang Co. Ltd.	34,122	238
			1,549,357
Spain (2.0%)
	Iberdrola SA (XMAD)	12,575,147	226,678
	Banco Santander SA	31,074,641	218,792
	Banco Bilbao Vizcaya Argentaria SA	11,952,982	164,043
	Industria de Diseno Textil SA	2,181,967	117,335
	Amadeus IT Group SA	904,843	71,223
	CaixaBank SA	8,045,283	61,661
*,2	Cellnex Telecom SA	1,221,785	49,445
	Ferrovial SE	986,479	48,123
	Telefonica SA	8,808,255	45,250
[2]	Aena SME SA	146,131	36,710
	Banco de Sabadell SA	10,365,135	30,243
	Repsol SA	2,317,231	28,325
	ACS Actividades de Construccion y Servicios SA	405,483	25,405
	Endesa SA	657,376	19,743
	Redeia Corp. SA	900,203	18,878
	Bankinter SA	1,339,351	15,602
	Merlin Properties Socimi SA	787,403	8,929
	Naturgy Energy Group SA	261,672	7,796
	Mapfre SA	2,082,170	7,413
	Acciona SA	47,612	6,938
*	Grifols SA	542,424	5,136
[1]	Corp. ACCIONA Energias Renovables SA	116,211	2,172
			1,215,840
Sweden (2.0%)
	Investor AB Class B	3,472,644	102,889
	Volvo AB Class B	3,236,298	87,974
	Atlas Copco AB Class A	5,265,092	81,497
	Assa Abloy AB Class B	2,017,738	61,246
	Skandinaviska Enskilda Banken AB Class A	3,107,060	49,302
	Telefonaktiebolaget LM Ericsson Class B	5,751,269	48,583
	Swedbank AB Class A	1,789,916	44,683
	Sandvik AB	2,145,543	44,294
	EQT AB	1,516,974	43,837
	Atlas Copco AB Class B	3,123,654	43,374
	Hexagon AB Class B	4,375,330	42,583
	Svenska Handelsbanken AB Class A	2,904,773	38,023
	Essity AB Class B	1,238,956	35,829
	Investor AB Class A (XSTO)	1,170,918	34,873
	Saab AB Class B	669,438	31,172
	Epiroc AB Class A	1,297,977	28,081
	Alfa Laval AB	556,500	23,081
48

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,2	Evolution AB	322,432	22,336
	Lifco AB Class B	473,140	18,317
	Telia Co. AB	4,822,040	18,114
*	Boliden AB	567,779	17,397
	Securitas AB Class B	1,043,478	16,536
	Tele2 AB Class B	1,117,192	16,483
	Skanska AB Class B	708,638	16,466
[1]	H & M Hennes & Mauritz AB Class B	1,096,919	15,895
	Svenska Cellulosa AB SCA Class B	1,228,180	15,881
	AddTech AB Class B	465,833	15,672
	Epiroc AB Class B	772,406	15,148
	Nibe Industrier AB Class B	3,539,781	15,095
	Indutrade AB	556,062	15,044
	Trelleborg AB Class B	420,984	14,516
	SKF AB Class B	703,807	13,796
	Beijer Ref AB	848,327	12,940
	Industrivarden AB Class C	363,077	12,750
*	Swedish Orphan Biovitrum AB	384,509	11,695
	Volvo AB Class A	413,405	11,276
*	Castellum AB	895,041	10,893
*	Fastighets AB Balder Class B	1,399,190	10,058
	Sagax AB Class B	421,180	9,573
	AAK AB	360,939	9,439
	SSAB AB Class B	1,510,456	9,389
	Getinge AB Class B	463,410	8,956
	L E Lundbergforetagen AB Class B	150,277	7,929
	Investment AB Latour Class B	292,608	7,897
	Sweco AB Class B	420,673	7,400
	Industrivarden AB Class A	209,215	7,352
	Holmen AB Class B	177,939	7,036
	Axfood AB	220,451	6,163
*,1	Volvo Car AB Class B	1,305,433	2,227
	Sagax AB Class D	471,092	1,615
	SSAB AB Class A	205,657	1,300
[1]	Svenska Handelsbanken AB Class B	57,261	1,125
	Skandinaviska Enskilda Banken AB Class C	51,520	872
	Svenska Cellulosa AB SCA Class A	15,787	203
			1,246,105
Switzerland (5.9%)
	Nestle SA (Registered)	5,345,905	569,004
	Roche Holding AG	1,433,840	468,846
	Novartis AG (Registered)	4,105,050	468,211
	Zurich Insurance Group AG	299,515	212,437
	UBS Group AG (Registered)	6,669,106	202,443
	Cie Financiere Richemont SA Class A (Registered)	1,103,230	194,947
	ABB Ltd. (Registered)	3,294,087	173,963
	Holcim AG	1,144,620	127,909
	Swiss Re AG	602,760	108,198
	Lonza Group AG (Registered)	146,993	105,616
	Alcon AG	1,025,160	99,605
	Givaudan SA (Registered)	16,503	79,616
	Sika AG (Registered)	315,210	78,773
	Partners Group Holding AG	45,903	60,145
	Swiss Life Holding AG (Registered)	58,528	58,438
	Geberit AG (Registered)	69,071	47,847
	Sandoz Group AG	912,461	39,578
	Swisscom AG (Registered)	52,718	35,157
	SGS SA (Registered)	322,145	31,461
	Sonova Holding AG (Registered)	101,434	31,182
	Schindler Holding AG (XSWX)	84,536	30,919
[1]	Chocoladefabriken Lindt & Spruengli AG	2,031	29,600
	Chocoladefabriken Lindt & Spruengli AG (Registered)	207	29,320
	Julius Baer Group Ltd.	422,459	27,396
[1]	Straumann Holding AG (Registered)	221,984	27,068
[1]	Galderma Group AG	205,947	23,920
	Kuehne & Nagel International AG (Registered)	102,792	23,673
	Logitech International SA (Registered)	309,321	23,505
	Swiss Prime Site AG (Registered)	158,897	22,405
	Roche Holding AG (Bearer)	62,439	21,721
49

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Baloise Holding AG (Registered)	94,230	20,964
[2]	VAT Group AG	55,984	20,210
	Belimo Holding AG (Registered)	20,297	17,246
	PSP Swiss Property AG (Registered)	94,302	16,792
	Helvetia Holding AG (Registered)	72,500	15,993
	Schindler Holding AG (Registered)	43,053	15,264
	SIG Group AG	686,284	13,238
[1]	Georg Fischer AG (Registered)	170,705	12,343
[1]	Swatch Group AG (Bearer)	64,917	11,266
	EMS-Chemie Holding AG (Registered)	14,822	10,928
	Flughafen Zurich AG (Registered)	39,509	9,956
	Temenos AG (Registered)	126,114	9,034
[1]	Adecco Group AG (Registered)	331,839	8,637
*	BKW AG	40,847	8,189
	Avolta AG	169,296	7,714
*	Banque Cantonale Vaudoise (Registered)	58,368	7,184
	Barry Callebaut AG (Registered)	7,419	6,651
	DKSH Holding AG	73,062	5,382
	Clariant AG (Registered)	476,955	5,339
	Emmi AG (Registered)	4,339	4,268
*,1	Bachem Holding AG	65,506	4,014
	Swatch Group AG (Registered)	75,677	2,630
			3,686,145
Taiwan (4.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	49,908,873	1,414,146
	MediaTek Inc.	3,076,700	130,738
	Hon Hai Precision Industry Co. Ltd.	24,757,823	110,303
	Delta Electronics Inc.	4,479,676	46,939
	Fubon Financial Holding Co. Ltd.	16,844,726	44,646
	CTBC Financial Holding Co. Ltd.	33,994,939	41,890
*	Quanta Computer Inc.	5,510,598	41,399
	Cathay Financial Holding Co. Ltd.	19,072,620	35,141
	Mega Financial Holding Co. Ltd.	24,420,732	28,921
	ASE Technology Holding Co. Ltd.	6,689,449	28,505
	E.Sun Financial Holding Co. Ltd.	31,504,062	27,943
	Asustek Computer Inc.	1,466,026	26,809
	Uni-President Enterprises Corp.	9,942,487	23,893
	Yuanta Financial Holding Co. Ltd.	23,648,726	23,170
	Accton Technology Corp.	1,042,000	19,409
[1]	Novatek Microelectronics Corp.	1,191,916	19,384
[1]	United Microelectronics Corp.	12,934,978	18,151
[1]	Wistron Corp.	5,635,445	18,083
	First Financial Holding Co. Ltd.	21,894,755	17,435
	KGI Financial Holding Co. Ltd.	32,608,019	16,913
	Chunghwa Telecom Co. Ltd.	4,076,207	16,480
	SinoPac Financial Holdings Co. Ltd.	24,491,700	16,366
	Realtek Semiconductor Corp.	989,768	16,271
	Taiwan Cooperative Financial Holding Co. Ltd.	21,058,392	16,084
[1]	United Microelectronics Corp. ADR	2,283,026	16,073
	Hua Nan Financial Holdings Co. Ltd. Class C	18,919,461	16,019
	Chunghwa Telecom Co. Ltd. ADR	381,442	15,426
	China Steel Corp.	23,464,234	15,174
[1]	Evergreen Marine Corp. Taiwan Ltd.	2,244,520	14,542
[1]	Yageo Corp.	994,129	14,254
	Largan Precision Co. Ltd.	197,848	14,105
	Lite-On Technology Corp.	4,451,767	13,463
[1]	Hotai Motor Co. Ltd.	672,860	13,097
	Wiwynn Corp.	215,000	12,939
	TCC Group Holdings Co. Ltd.	13,769,726	12,796
	Taishin Financial Holding Co. Ltd.	24,448,037	12,776
*	Shin Kong Financial Holdings Co. Ltd.	34,492,455	12,728
	E Ink Holdings Inc.	1,640,000	11,456
	Shanghai Commercial & Savings Bank Ltd.	7,735,048	11,407
	Chailease Holding Co. Ltd.	3,122,500	11,235
	eMemory Technology Inc.	137,000	11,031
	Taiwan Mobile Co. Ltd.	3,093,713	10,984
[1]	Elite Material Co. Ltd.	628,000	10,929
	Pegatron Corp.	4,221,038	10,725
	Alchip Technologies Ltd.	159,000	10,625
50

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[1]	International Games System Co. Ltd. Class C	404,000	10,474
	Nan Ya Plastics Corp.	10,774,615	10,325
	Advantech Co. Ltd.	954,687	10,001
	Far EasTone Telecommunications Co. Ltd.	3,674,643	9,854
[1]	Asia Vital Components Co. Ltd.	660,000	9,691
	President Chain Store Corp.	1,086,904	8,888
*	PharmaEssentia Corp.	530,000	8,714
[1]	Silergy Corp.	682,000	8,598
	Catcher Technology Co. Ltd.	1,256,153	8,551
	Chang Hwa Commercial Bank Ltd.	14,548,950	8,296
[1]	Formosa Plastics Corp.	7,767,873	8,276
	Unimicron Technology Corp.	2,706,975	7,986
[1]	Gigabyte Technology Co. Ltd.	1,077,000	7,775
	Airtac International Group	282,773	7,767
[1]	Yang Ming Marine Transport Corp.	3,628,000	7,751
	Chroma ATE Inc.	819,000	7,487
	Compal Electronics Inc.	8,445,510	7,277
	Asia Cement Corp.	5,095,519	7,177
[1]	King Slide Works Co. Ltd.	131,000	7,165
[1]	Inventec Corp.	5,352,064	6,836
	Jentech Precision Industrial Co. Ltd.	216,000	6,802
	Eva Airways Corp.	5,613,188	6,742
	Innolux Corp.	15,546,392	6,658
	WPG Holdings Ltd.	3,090,000	6,546
[1]	Acer Inc.	5,989,396	6,545
	Voltronic Power Technology Corp.	137,000	6,424
[1]	King Yuan Electronics Co. Ltd.	2,319,000	6,306
	Far Eastern New Century Corp.	6,098,819	6,276
	Micro-Star International Co. Ltd.	1,433,000	6,267
	Synnex Technology International Corp.	2,815,889	6,247
[1]	Vanguard International Semiconductor Corp.	2,128,963	6,010
	Lotes Co. Ltd.	152,000	5,977
	ASPEED Technology Inc.	63,400	5,964
	Cheng Shin Rubber Industry Co. Ltd.	3,824,222	5,907
	Chicony Electronics Co. Ltd.	1,224,337	5,899
[1]	Global Unichip Corp.	183,000	5,879
	Taiwan Business Bank	12,722,613	5,635
	Formosa Chemicals & Fibre Corp.	7,141,306	5,581
*	Eclat Textile Co. Ltd.	416,398	5,427
[1]	Globalwafers Co. Ltd.	517,000	4,990
[1]	Wan Hai Lines Ltd.	1,892,812	4,920
	Powertech Technology Inc.	1,405,000	4,774
	Pou Chen Corp.	4,563,125	4,699
	ASMedia Technology Inc.	86,000	4,547
*,1	Tatung Co. Ltd.	3,387,000	4,307
	Foxconn Technology Co. Ltd.	2,267,925	4,221
[1]	Zhen Ding Technology Holding Ltd.	1,333,000	4,084
[1]	Hiwin Technologies Corp.	590,664	4,077
	Sino-American Silicon Products Inc.	1,158,000	4,014
	China Airlines Ltd.	5,901,913	3,888
	Teco Electric & Machinery Co. Ltd.	2,437,000	3,735
	Taiwan High Speed Rail Corp.	4,357,000	3,699
	AUO Corp.	9,611,600	3,698
	Walsin Lihwa Corp.	5,576,643	3,613
	Feng TAY Enterprise Co. Ltd.	1,011,155	3,579
	Nien Made Enterprise Co. Ltd.	285,000	3,490
[1]	Fortune Electric Co. Ltd.	262,000	3,453
[1]	Capital Securities Corp.	4,140,587	3,369
	Ruentex Development Co. Ltd.	3,234,550	3,329
*	Winbond Electronics Corp.	6,538,220	3,241
[1]	Formosa Petrochemical Corp.	2,796,580	3,062
*,1	Powerchip Semiconductor Manufacturing Corp.	6,456,000	2,854
*,1	Nanya Technology Corp.	2,384,600	2,692
	Parade Technologies Ltd.	157,000	2,654
	Giant Manufacturing Co. Ltd.	642,548	2,623
	Shihlin Electric & Engineering Corp.	585,000	2,623
*	AUO Corp. ADR	502,912	2,520
	Taiwan Fertilizer Co. Ltd.	1,506,000	2,416
*	Win Semiconductors Corp.	831,000	2,356
	Genius Electronic Optical Co. Ltd.	178,000	2,091
51

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Far Eastern International Bank	5,061,076	2,038
	Transcend Information Inc.	570,455	1,793
*,1	HTC Corp.	1,479,570	1,791
	Taiwan Secom Co. Ltd.	488,725	1,754
[1]	momo.com Inc.	160,496	1,623
	Walsin Technology Corp.	647,000	1,590
	Eternal Materials Co. Ltd.	1,944,398	1,559
	Yulon Motor Co. Ltd.	1,217,526	1,500
*	Oneness Biotech Co. Ltd.	748,876	1,466
[1]	U-Ming Marine Transport Corp.	867,000	1,424
	Ennostar Inc.	1,236,000	1,398
	Nan Ya Printed Circuit Board Corp.	442,000	1,365
	Advanced Energy Solution Holding Co. Ltd.	48,000	1,281
	China Motor Corp.	540,642	1,213
*	Taiwan Glass Industry Corp.	2,698,089	1,187
	Formosa Taffeta Co. Ltd.	2,125,000	1,102
	Formosa Sumco Technology Corp.	123,000	307
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11	2
			2,890,795
Thailand (0.5%)
	PTT PCL	29,705,178	27,548
	Advanced Info Service PCL	2,335,596	20,602
	CP ALL PCL	12,444,975	19,162
	Delta Electronics Thailand PCL	5,815,360	17,046
	Bangkok Dusit Medical Services PCL Class F	23,195,900	16,635
	Kasikornbank PCL	2,822,818	13,480
*	Gulf Development PCL	8,987,767	13,184
	Airports of Thailand PCL	8,967,351	10,241
	Central Pattana PCL	6,383,682	9,651
	PTT Exploration & Production PCL	2,893,261	8,611
	Krung Thai Bank PCL	12,791,362	8,347
	SCB X PCL	2,308,044	8,224
	Charoen Pokphand Foods PCL	10,086,528	7,989
*	True Corp. PCL	19,095,012	6,913
	Minor International PCL	8,535,755	6,870
	Bumrungrad Hospital PCL	1,118,905	5,513
	TMBThanachart Bank PCL	92,359,396	5,059
	SCB X PCL NVDR	1,230,600	4,385
	Siam Cement PCL (Registered)	904,794	4,323
	Central Retail Corp. PCL	5,676,597	4,018
[1]	Kasikornbank PCL NVDR	808,437	3,861
	Bangkok Bank PCL NVDR	887,600	3,718
	Siam Cement PCL NVDR	726,780	3,473
*	BTS Group Holdings PCL	21,601,037	3,270
[1]	Krungthai Card PCL	2,285,721	3,188
	Home Product Center PCL	11,554,592	2,927
	Digital Telecommunications Infrastructure Fund Class F	10,877,039	2,669
	PTT Oil & Retail Business PCL	5,680,000	2,462
	CP AXTRA PCL	3,261,184	2,462
[1]	Bangkok Expressway & Metro PCL	13,764,582	2,434
	Banpu PCL (Registered)	18,100,508	2,326
	Thai Union Group PCL Class F	6,839,763	2,210
	PTT Global Chemical PCL	4,159,787	2,153
	Indorama Ventures PCL	3,653,715	2,076
	Thai Life Insurance PCL	5,124,700	1,882
	Ratch Group PCL	2,378,392	1,866
	Muangthai Capital PCL	1,377,662	1,851
	Thai Oil PCL	2,278,102	1,822
	Srisawad Corp. PCL	1,887,394	1,724
	Berli Jucker PCL	2,133,782	1,521
	Electricity Generating PCL	488,079	1,517
	Osotspa PCL	2,808,391	1,327
[1]	Carabao Group PCL Class F	708,777	1,324
	Global Power Synergy PCL Class F	1,400,152	1,305
	Land & Houses PCL (Registered)	10,287,608	1,304
	Bangkok Bank PCL (Registered)	299,902	1,256
	SCG Packaging PCL	2,418,800	1,016
*	True Corp. PCL NVDR	2,685,199	972
	Asset World Corp. PCL	14,493,308	952
52

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Bangkok Dusit Medical Services PCL NVDR	1,238,700	888
	Land & Houses PCL NVDR	6,394,100	811
*	Gulf Development PCL NVDR	463,639	680
[1]	B Grimm Power PCL	1,734,452	585
	Central Pattana PCL NVDR	258,400	391
	Bumrungrad Hospital PCL NVDR	50,700	250
	Krung Thai Bank PCL NVDR	166,000	108
	Siam City Cement PCL	7,300	32
			282,414
Turkiye (0.2%)
	BIM Birlesik Magazalar A/S	920,067	10,809
	Aselsan Elektronik Sanayi Ve Ticaret A/S	2,463,154	8,677
*	Turk Hava Yollari AO	1,163,430	8,633
	Akbank TAS	6,410,940	8,147
[1]	KOC Holding A/S	1,796,934	6,470
[1]	Turkiye Petrol Rafinerileri A/S	1,864,868	6,061
	Turkcell Iletisim Hizmetleri A/S	2,495,650	5,854
	Haci Omer Sabanci Holding A/S	2,802,912	5,361
[1]	Turkiye Is Bankasi A/S Class C	16,353,479	4,403
[1]	Eregli Demir ve Celik Fabrikalari TAS	7,219,871	4,240
*	Yapi ve Kredi Bankasi A/S	6,874,268	4,088
[1]	Turkiye Garanti Bankasi A/S	1,206,853	3,244
[1]	Ford Otomotiv Sanayi A/S	128,739	2,970
[1]	Enka Insaat ve Sanayi A/S	1,732,500	2,891
[1]	Turkiye Sise ve Cam Fabrikalari A/S	3,169,359	2,832
*	Pegasus Hava Tasimaciligi A/S	460,533	2,678
	Coca-Cola Icecek A/S	1,724,290	2,340
*,1	Sasa Polyester Sanayi A/S	21,090,327	2,326
	Migros Ticaret A/S	182,170	2,272
*,1	TAV Havalimanlari Holding A/S	354,601	2,111
	AG Anadolu Grubu Holding A/S	231,378	1,648
[1]	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	572,561	1,500
*	Tekfen Holding A/S	415,644	1,481
*,1	Turk Telekomunikasyon A/S	1,056,779	1,444
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	331,413	1,378
[1]	Tofas Turk Otomobil Fabrikasi A/S	253,769	1,327
*,1	Arcelik A/S	446,463	1,323
*,1	Turk Altin Isletmeleri A/S	1,981,413	1,289
*	Oyak Cimento Fabrikalari A/S	2,029,468	1,242
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	2,032,842	1,234
*,1	Gubre Fabrikalari TAS	168,789	1,211
*,1	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	3,986,054	1,201
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,759,881	1,109
*,2	MLP Saglik Hizmetleri A/S	129,769	1,105
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	2,819,454	1,083
*,1	Petkim Petrokimya Holding A/S	2,557,633	1,078
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	1,198,592	1,009
	Anadolu Anonim Turk Sigorta Sirketi	435,981	991
	Is Yatirim Menkul Degerler A/S	1,030,910	966
*,1	Ulker Biskuvi Sanayi A/S	340,907	948
	Dogus Otomotiv Servis ve Ticaret A/S	178,060	907
	Turkiye Sigorta A/S	1,934,070	881
	Borusan Yatirim ve Pazarlama A/S	15,648	866
[1]	Cimsa Cimento Sanayi VE Ticaret A/S	693,591	847
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	372,399	840
	Turk Traktor ve Ziraat Makineleri A/S	51,277	810
*	Baticim Bati Anadolu Cimento Sanayii A/S	5,875,672	808
	Nuh Cimento Sanayi A/S	122,088	776
	Dogan Sirketler Grubu Holding A/S	1,866,875	758
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S	1,332,749	738
*,1	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	77,468	734
[1]	Alarko Holding A/S	299,228	717
*	Turkiye Vakiflar Bankasi TAO Class D	1,287,253	697
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	1,716	692
	Aksa Akrilik Kimya Sanayii A/S	2,733,576	680
[1,2]	Enerjisa Enerji A/S	477,411	673
*,1	Hektas Ticaret TAS	8,031,627	647
*	Turkiye Sinai Kalkinma Bankasi A/S	2,364,590	645
	Sok Marketler Ticaret A/S	652,625	640
53

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Otokar Otomotiv Ve Savunma Sanayi A/S	64,946	638
	EGE Endustri VE Ticaret A/S	2,402	557
	Enerya Enerji A/S	5,259,785	554
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	166,166	548
*,1	Turkiye Halk Bankasi A/S	1,027,493	539
	TAB Gida Sanayi Ve Ticaret A/S Class A	116,068	504
	LDR Turizm A/S	98,867	495
[1]	Kontrolmatik Enerji Ve Muhendislik A/S	672,639	478
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	298,744	477
	Aksa Enerji Uretim A/S	569,764	462
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	1,181,900	430
*	Investco Holding A/S	74,375	426
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	238,009	398
*	MIA Teknoloji A/S	420,946	383
*	Can2 Termik A/S	9,043,345	379
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	19,200	375
	Escar Turizm Tasimacilik Ticaret A/S	207,235	361
*	Vestel Elektronik Sanayi ve Ticaret A/S	338,884	357
	Kocaer Celik Sanayi Ve Ticaret A/S	1,092,561	350
	Aygaz A/S	102,347	341
*	Girsim Elektrik Sanayi Taahut Ve Ticaret A/S	320,197	337
*	LYDIA HOLDING A/S	138,790	336
*	Kiler Holding A/S	499,674	333
*	Akfen Yenilenebilir Enerji A/S	705,934	330
*	Is Gayrimenkul Yatirim Ortakligi A/S	848,161	317
	Celebi Hava Servisi A/S	4,779	313
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	309,375	312
	Anadolu Hayat Emeklilik A/S	146,236	306
*	YEO Teknoloji Enerji VE Endustri A/S	273,172	301
	Akcansa Cimento A/S	81,868	299
*	Zorlu Enerji Elektrik Uretim A/S	3,465,007	289
*	Konya Cimento Sanayii A/S	1,813	285
*	Iskenderun Demir ve Celik A/S	320,527	282
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	400,095	276
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	225,405	258
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	395,084	257
	Agesa Hayat ve Emeklilik A/S	73,502	257
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	321,433	255
*	Kayseri Seker Fabrikasi A/S	571,840	255
*	Reeder Teknoloji Sanayi VE Ticaret A/S	828,697	246
*	Politeknik Metal Sanayi ve Ticaret A/S	1,465	240
*	NET Holding A/S	248,426	237
*	Altinay Savunma Teknolojileri A/S	114,019	225
*	Ozak Gayrimenkul Yatirim Ortakligi	826,548	219
	Galata Wind Enerji A/S	355,685	217
	Alfa Solar Enerji Sanayi VE Ticaret A/S	175,517	204
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	954,453	192
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	624,930	189
	Eczacibasi Yatirim Holding Ortakligi A/S	41,251	186
	CW Enerji Muhendislik Ticaret VE Sanayi A/S	458,949	181
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	78,583	178
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	225,607	170
*	Kordsa Teknik Tekstil A/S	112,344	161
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	103,234	147
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	182,651	145
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	595,567	135
	Aydem Yenilenebilir Enerji A/S	302,687	125
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	47,952	77
			153,454
United Arab Emirates (0.5%)
	Emaar Properties PJSC	13,936,017	49,797
	First Abu Dhabi Bank PJSC	9,139,699	37,396
	Emirates Telecommunications Group Co. PJSC	7,221,355	34,220
	Emirates NBD Bank PJSC	3,751,915	20,997
	Abu Dhabi Commercial Bank PJSC	6,052,101	19,178
	Aldar Properties PJSC	7,598,561	17,112
	Abu Dhabi Islamic Bank PJSC	3,006,602	14,969
	Dubai Electricity & Water Authority PJSC	17,916,813	13,074
	Dubai Islamic Bank PJSC	6,008,151	12,379
54

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Alpha Dhabi Holding PJSC	2,881,221	8,885
	ADNOC Drilling Co. PJSC	5,168,109	6,895
	Emaar Development PJSC	1,754,557	6,394
*	Modon Holding PSC	6,898,929	5,738
	Abu Dhabi National Oil Co. for Distribution PJSC	5,941,330	5,452
	Salik Co. PJSC	3,905,460	5,381
	Air Arabia PJSC	4,841,642	4,607
	Borouge plc	6,160,718	4,331
*	Multiply Group PJSC	6,908,737	4,059
	Pure Health Holding PJSC	5,182,462	3,983
	ADNOC Logistics & Services	2,887,600	3,813
	Americana Restaurants International plc - Foreign Co. (XADS)	5,770,193	3,549
*	Talabat Holding plc	8,191,791	3,156
	NMDC Group PJSC	441,585	3,005
	Dubai Investments PJSC	4,260,527	2,695
	Parkin Co. PJSC	1,536,383	2,248
	Agility Global plc	6,561,425	2,194
*	Apex Investments Co. PSC	1,967,781	2,106
*	Abu Dhabi Ports Co. PJSC	1,781,131	1,928
	Emirates Central Cooling Systems Corp.	4,253,108	1,869
	Fertiglobe plc	2,339,305	1,447
	Dubai Financial Market PJSC	3,346,444	1,249
*	Space42 plc	2,138,833	967
	Burjeel Holdings plc	1,665,430	685
*	Phoenix Group plc	2,037,820	508
*	Ghitha Holding PJSC	77,844	379
	Americana Restaurants International plc - Foreign Co.	157,043	94
			306,739
United Kingdom (9.3%)
	AstraZeneca plc	3,114,504	446,205
	HSBC Holdings plc	37,120,158	413,792
	Shell plc (XLON)	12,645,946	408,107
	Unilever plc (XLON)	5,067,286	322,634
	British American Tobacco plc	4,110,240	179,035
	Rolls-Royce Holdings plc	17,682,518	178,991
	GSK plc	8,313,937	164,472
	London Stock Exchange Group plc	1,032,962	160,844
	BP plc	33,503,278	154,698
	National Grid plc	10,153,188	146,552
	BAE Systems plc	6,311,505	146,317
	Rio Tinto plc	2,221,668	132,388
	RELX plc	2,390,859	130,481
	Diageo plc	4,620,455	129,744
	Lloyds Banking Group plc	127,172,769	124,944
	Barclays plc	30,114,587	119,966
	Compass Group plc	3,538,773	119,309
	3i Group plc	1,930,229	109,427
	NatWest Group plc	15,413,002	99,141
	Experian plc	1,907,061	94,878
	Haleon plc	18,424,198	92,708
	Reckitt Benckiser Group plc	1,434,965	92,622
*	Glencore plc	25,262,152	82,828
	RELX plc (XLON)	1,494,869	81,380
	Imperial Brands plc	1,733,001	71,110
	Anglo American plc	2,584,404	70,550
	Tesco plc	14,009,150	69,331
	Standard Chartered plc	4,130,457	59,492
	Prudential plc (XLON)	5,498,405	58,463
	SSE plc	2,272,687	51,240
	Ashtead Group plc	908,153	48,616
	Smurfit WestRock plc	1,069,341	44,897
	Aviva plc	5,622,644	42,127
	Vodafone Group plc	42,684,819	41,946
	Next plc	240,438	39,667
	Legal & General Group plc	12,260,353	38,609
	Coca-Cola Europacific Partners plc	425,070	38,208
	InterContinental Hotels Group plc	330,433	35,261
	Sage Group plc	2,087,778	34,613
	BT Group plc	13,110,307	30,428
55

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Halma plc	787,191	29,057
	Informa plc	2,764,068	27,002
	Admiral Group plc	605,340	26,328
	Segro plc	2,812,155	25,581
	Smith & Nephew plc	1,816,570	25,564
	Rentokil Initial plc	5,247,087	24,038
	Centrica plc	10,545,599	22,578
	Pearson plc	1,387,261	22,240
	Coca-Cola HBC AG	425,025	22,133
	Marks & Spencer Group plc	4,233,756	22,001
	Bunzl plc	687,375	21,600
	United Utilities Group plc	1,415,924	21,288
[2]	Auto Trader Group plc	1,829,200	20,551
	Intertek Group plc	333,664	20,492
*	Wise plc Class A	1,555,349	20,401
	Severn Trent plc	548,216	20,392
	Barratt Redrow plc	3,004,972	18,734
	Associated British Foods plc	645,535	17,794
	Smiths Group plc	710,869	17,715
	WPP plc	2,224,494	17,246
	International Consolidated Airlines Group SA	4,767,153	16,563
	Weir Group plc	539,489	16,262
	Rightmove plc	1,624,051	16,039
	Antofagasta plc	720,648	15,815
	Beazley plc	1,325,019	15,700
	Melrose Industries plc (XLON)	2,647,387	15,390
	Diploma plc	278,253	14,765
	St. James's Place plc	1,139,099	14,359
	Kingfisher plc	3,712,454	14,269
	J Sainsbury plc	3,952,109	14,046
	Mondi plc	916,560	13,913
	Intermediate Capital Group plc	548,688	13,802
	DCC plc	204,787	13,384
	Whitbread plc	365,391	12,690
	M&G plc	4,544,907	12,612
	IMI plc	530,661	12,594
	Land Securities Group plc	1,544,794	12,241
	Spirax Group plc	153,341	12,086
[2]	ConvaTec Group plc	3,449,139	11,991
	Howden Joinery Group plc	1,135,847	11,680
	Phoenix Group Holdings plc	1,451,541	11,613
	Taylor Wimpey plc	7,353,025	11,554
	Persimmon plc	663,033	11,474
	Croda International plc	288,903	11,404
	Berkeley Group Holdings plc	203,176	11,326
	Endeavour Mining plc	414,609	11,133
	British Land Co. plc	2,086,414	10,976
	Entain plc	1,259,453	10,767
	Hiscox Ltd.	667,515	9,824
	UNITE Group plc	838,779	9,637
	Hikma Pharmaceuticals plc	334,423	8,862
	B&M European Value Retail SA	1,939,284	8,722
	Schroders plc	1,743,755	7,683
	Burberry Group plc	737,052	7,178
	RS Group plc	982,132	6,772
	JD Sports Fashion plc	5,189,877	5,464
	Fresnillo plc	382,189	5,122
[2]	Airtel Africa plc	2,125,099	4,863
*	Canal & SA (XLON)	1,425,474	3,238
*,3	Evraz plc	1,117,658	—
*,3	NMC Health plc	140,418	—
			5,796,569
Total Common Stocks (Cost $44,303,745)			61,127,957
Preferred Stocks (0.5%)
	Samsung Electronics Co. Ltd. Preference Shares	1,707,472	56,365
	Volkswagen AG Preference Shares	380,756	41,430
	Petroleo Brasileiro SA Preference Shares	6,722,742	35,526
	Itau Unibanco Holding SA Preference Shares	5,153,370	32,309
56

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Henkel AG & Co. KGaA Preference Shares	335,136	26,029
	Itausa SA Preference Shares	11,798,370	22,245
	Sartorius AG Preference Shares	52,306	13,578
	Banco Bradesco SA Preference Shares	4,819,868	11,661
	Bayerische Motoren Werke AG Preference Shares	118,361	9,551
	Hyundai Motor Co. Preference Shares (XKRX)	70,940	7,615
	FUCHS SE Preference Shares	124,624	6,249
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	164,728	5,671
	Hyundai Motor Co. Preference Shares	46,869	4,940
	Cia Energetica de Minas Gerais Preference Shares	2,438,246	4,704
	Gerdau SA Preference Shares	1,771,534	4,679
	Centrais Eletricas Brasileiras SA Preference Shares Class B	503,745	4,281
*	Telecom Italia SpA Preference Shares	9,512,661	4,231
*	Grifols SA Preference Shares Class B (XMAD)	547,268	3,878
	Embotelladora Andina SA Preference Shares Class B	786,173	3,362
	Cia Paranaense de Energia - Copel Preference Shares Class B	1,583,468	3,217
	Isa Energia Brasil SA Preference Shares	592,647	2,505
	Metalurgica Gerdau SA Preference Shares	1,336,700	1,981
	Bradespar SA Preference Shares	512,090	1,461
	Grupo De Inversiones Suramericana SA Preference Shares	159,991	1,427
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	5,908	1,174
	LG Chem Ltd. Preference Shares	15,505	1,164
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	906,700	883
	LG Electronics Inc. Preference Shares	34,181	854
	Hanwha Corp. Preference Shares	37,981	559
	Amorepacific Corp. (XKRX) Preference Shares	20,385	543
*	Braskem SA Preference Shares Class A	256,500	482
	LG H&H Co. Ltd. Preference Shares	4,207	382
	CJ CheilJedang Corp. Preference Shares	2,655	256
[1]	Samsung SDI Co. Ltd. Preference Shares	2,931	218
	Bancolombia SA Preference Shares	16,040	165
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	21,571	74
*,3	Transneft PJSC Preference Shares	292,300	—
*,3	Tatneft PJSC Preference Shares	191,100	—
*,3	Bashneft PJSC Preference Shares	37,751	—
*,3	Surgutneftegas PAO Preference Shares	14,258,400	—
Total Preferred Stocks (Cost $344,844)			315,649
Rights (0.0%)
*,1	Samsung SDI Co. Ltd. Exp. 5/22/2025	15,518	376
*,1	EDP Renovaveis SA Exp. 5/7/2025	606,421	62
Total Rights (Cost $58)			438
Warrants (0.0%)
*	Top Glove Corp. Bhd. Exp. 2/9/2030	203,482	10
*	Energy Absolute PCL Exp. 2/13/2028	207,158	2
*,3	Constellation Software Inc. Exp. 3/31/40	38,387	—
Total Warrants (Cost $—)			12
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[4,5]	Vanguard Market Liquidity Fund, 4.350% (Cost $1,079,886)	10,800,071	1,079,899
Total Investments (100.6%) (Cost $45,728,533)			62,523,955
Other Assets and Liabilities—Net (-0.6%)			(396,906)
Net Assets (100%)			62,127,049
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $660,980.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $1,683,875, representing 2.7% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $704,469 was received for securities on loan, of which $704,412 is held in Vanguard Market Liquidity Fund and $57 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
57

FTSE All-World ex-US Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2025	3,605	449,670	11,182
MSCI Emerging Markets Index	June 2025	3,864	214,452	347
S&P TSX 60 Index	June 2025	235	50,968	975
				12,504

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	6/18/25	AUD	30,406	USD	18,157	1,331	—
Citibank, N.A.	6/18/25	CAD	36,169	USD	25,501	801	—
UBS AG	6/18/25	CAD	15,272	USD	10,588	518	—
Citibank, N.A.	6/18/25	GBP	12,747	USD	16,310	681	—
Toronto-Dominion Bank	6/18/25	HKD	239,010	USD	30,791	48	—
Bank of America, N.A.	6/18/25	INR	5,731,078	USD	65,377	2,108	—
Toronto-Dominion Bank	6/18/25	INR	5,348,882	USD	60,932	2,052	—
Citibank, N.A.	6/18/25	INR	5,099,431	USD	58,182	1,866	—
State Street Bank & Trust Co.	6/18/25	INR	441,533	USD	5,027	172	—
BNP Paribas	6/18/25	USD	31,449	AUD	49,968	—	(576)
Goldman Sachs International	6/18/25	USD	16,340	BRL	97,423	—	(624)
BNP Paribas	6/18/25	USD	39,006	CHF	33,924	—	(2,346)
JPMorgan Chase Bank, N.A.	6/18/25	USD	38,860	CHF	33,924	—	(2,493)
Toronto-Dominion Bank	6/18/25	USD	15,669	CHF	13,702	—	(1,033)
State Street Bank & Trust Co.	6/18/25	USD	9,058	DKK	61,376	—	(288)
JPMorgan Chase Bank, N.A.	6/18/25	USD	45,567	EUR	41,631	—	(1,740)
State Street Bank & Trust Co.	6/18/25	USD	19,799	EUR	17,377	52	—
State Street Bank & Trust Co.	6/18/25	USD	35,562	GBP	27,468	—	(1,051)
Citibank, N.A.	6/18/25	USD	23,838	GBP	18,456	—	(763)
Toronto-Dominion Bank	6/18/25	USD	2,358	GBP	1,825	—	(75)
Standard Chartered Bank	6/18/25	USD	37,095	HKD	287,728	—	(29)
State Street Bank & Trust Co.	6/18/25	USD	104,912	JPY	15,627,934	—	(4,993)
State Street Bank & Trust Co.	6/18/25	USD	12,530	KRW	18,301,525	—	(358)
Bank of America, N.A.	6/18/25	USD	6,312	KRW	9,136,189	—	(122)
Citibank, N.A.	6/18/25	USD	4,806	NOK	52,558	—	(246)
Toronto-Dominion Bank	6/18/25	USD	11,765	SEK	117,535	—	(433)
58

FTSE All-World ex-US Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Citibank, N.A.	6/18/25	USD	20,106	TWD	656,351	—	(551)
State Street Bank & Trust Co.	6/18/25	USD	6,915	ZAR	137,188	—	(431)
						9,629	(18,152)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $4,269 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
59

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $44,648,647)	61,444,056
Affiliated Issuers (Cost $1,079,886)	1,079,899
Total Investments in Securities	62,523,955
Investment in Vanguard	1,626
Cash	57
Cash Collateral Pledged—Futures Contracts	34,545
Cash Collateral Pledged—Forward Currency Contracts	14,730
Foreign Currency, at Value (Cost $164,935)	164,504
Receivables for Investment Securities Sold	137,700
Receivables for Accrued Income	334,861
Receivables for Capital Shares Issued	9,832
Unrealized Appreciation—Forward Currency Contracts	9,629
Total Assets	63,231,439
Liabilities
Due to Custodian	128,019
Payables for Investment Securities Purchased	11,490
Collateral for Securities on Loan	704,469
Payables for Capital Shares Redeemed	34,785
Payables to Vanguard	4,463
Variation Margin Payable—Futures Contracts	508
Unrealized Depreciation—Forward Currency Contracts	18,152
Deferred Foreign Capital Gains Taxes	202,504
Total Liabilities	1,104,390
Net Assets	62,127,049
1 Includes $660,980 of securities on loan.
60

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	50,683,516
Total Distributable Earnings (Loss)	11,443,533
Net Assets	62,127,049

ETF Shares—Net Assets
Applicable to 672,944,204 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,005,995
Net Asset Value Per Share—ETF Shares	$62.42

Admiral™ Shares—Net Assets
Applicable to 229,257,574 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,896,541
Net Asset Value Per Share—Admiral Shares	$38.81

Institutional Shares—Net Assets
Applicable to 42,375,930 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,213,153
Net Asset Value Per Share—Institutional Shares	$123.02

Institutional Plus Shares—Net Assets
Applicable to 46,143,590 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,011,360
Net Asset Value Per Share—Institutional Plus Shares	$130.28

See accompanying Notes, which are an integral part of the Financial Statements.
61

FTSE All-World ex-US Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	801,737
Interest[2]	9,380
Securities Lending—Net	4,025
Total Income	815,142
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,764
Management and Administrative—ETF Shares	5,801
Management and Administrative—Admiral Shares	3,006
Management and Administrative—Institutional Shares	1,091
Management and Administrative—Institutional Plus Shares	607
Marketing and Distribution—ETF Shares	657
Marketing and Distribution—Admiral Shares	261
Marketing and Distribution—Institutional Shares	90
Marketing and Distribution—Institutional Plus Shares	110
Custodian Fees	2,927
Shareholders’ Reports and Proxy Fees—ETF Shares	762
Shareholders’ Reports and Proxy Fees—Admiral Shares	60
Shareholders’ Reports and Proxy Fees—Institutional Shares	31
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	10
Trustees’ Fees and Expenses	15
Other Expenses	361
Total Expenses	17,553
Net Investment Income	797,589
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(91,149)
Futures Contracts	2,308
Forward Currency Contracts	7,089
Foreign Currencies	(12,646)
Realized Net Gain (Loss)	(94,398)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	2,783,404
Futures Contracts	23,639
Forward Currency Contracts	(16,244)
Foreign Currencies	20,384
Change in Unrealized Appreciation (Depreciation)	2,811,183
Net Increase (Decrease) in Net Assets Resulting from Operations	3,514,374
1	Dividends are net of foreign withholding taxes of $89,747.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,731, ($32), and ($10), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $3,813.
4	Includes $177,426 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($16,289).

See accompanying Notes, which are an integral part of the Financial Statements.
62

FTSE All-World ex-US Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	797,589	1,567,656
Realized Net Gain (Loss)	(94,398)	400,956
Change in Unrealized Appreciation (Depreciation)	2,811,183	9,021,188
Net Increase (Decrease) in Net Assets Resulting from Operations	3,514,374	10,989,800
Distributions
ETF Shares	(743,178)	(1,162,947)
Admiral Shares	(159,815)	(252,391)
Institutional Shares	(94,473)	(153,537)
Institutional Plus Shares	(101,651)	(95,631)
Total Distributions	(1,099,117)	(1,664,506)
Capital Share Transactions
ETF Shares	809,950	344,189
Admiral Shares	(40,463)	(152,500)
Institutional Shares	(23,739)	(246,523)
Institutional Plus Shares	2,219,496	267,087
Net Increase (Decrease) from Capital Share Transactions	2,965,244	212,253
Total Increase (Decrease)	5,380,501	9,537,547
Net Assets
Beginning of Period	56,746,548	47,209,001
End of Period	62,127,049	56,746,548

See accompanying Notes, which are an integral part of the Financial Statements.
63

FTSE All-World ex-US Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$60.01	$50.11	$45.79	$62.49	$49.33	$51.58
Investment Operations
Net Investment Income[1]	.819	1.663	1.618	1.749	1.604	1.211
Net Realized and Unrealized Gain (Loss) on Investments	2.722	10.001	4.341	(16.658)	13.047	(2.166)
Total from Investment Operations	3.541	11.664	5.959	(14.909)	14.651	(.955)
Distributions
Dividends from Net Investment Income	(1.131)	(1.764)	(1.639)	(1.791)	(1.491)	(1.295)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.131)	(1.764)	(1.639)	(1.791)	(1.491)	(1.295)
Net Asset Value, End of Period	$62.42	$60.01	$50.11	$45.79	$62.49	$49.33
Total Return	6.05%	23.51%	12.90%	-24.27%	29.82%	-1.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,006	$39,593	$32,768	$29,524	$35,493	$24,308
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%[2]	0.07%[2]	0.08%[2]	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.75%	2.87%	3.06%	3.22%	2.62%	2.46%
Portfolio Turnover Rate[3]	3%	5%	4%	3%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.07%, and 0.08%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
64

FTSE All-World ex-US Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$37.31	$31.15	$28.46	$38.84	$30.66	$32.06
Investment Operations
Net Investment Income[1]	.500	1.022	.993	1.069	.972	.750
Net Realized and Unrealized Gain (Loss) on Investments	1.696	6.221	2.703	(10.351)	8.121	(1.355)
Total from Investment Operations	2.196	7.243	3.696	(9.282)	9.093	(.605)
Distributions
Dividends from Net Investment Income	(.696)	(1.083)	(1.006)	(1.098)	(.913)	(.795)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.696)	(1.083)	(1.006)	(1.098)	(.913)	(.795)
Net Asset Value, End of Period	$38.81	$37.31	$31.15	$28.46	$38.84	$30.66
Total Return[2]	6.03%	23.48%	12.86%	-24.30%	29.76%	-1.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,897	$8,590	$7,290	$6,804	$8,667	$6,919
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%[3]	0.11%[3]	0.12%[3]	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.70%	2.83%	3.02%	3.16%	2.56%	2.46%
Portfolio Turnover Rate[4]	3%	5%	4%	3%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%, 0.11%, and 0.12%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
65

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$118.28	$98.76	$90.23	$123.14	$97.19	$101.64
Investment Operations
Net Investment Income[1]	1.594	3.269	3.151	3.422	3.108	2.380
Net Realized and Unrealized Gain (Loss) on Investments	5.369	19.716	8.598	(32.817)	25.772	(4.281)
Total from Investment Operations	6.963	22.985	11.749	(29.395)	28.880	(1.901)
Distributions
Dividends from Net Investment Income	(2.223)	(3.465)	(3.219)	(3.515)	(2.930)	(2.549)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.223)	(3.465)	(3.219)	(3.515)	(2.930)	(2.549)
Net Asset Value, End of Period	$123.02	$118.28	$98.76	$90.23	$123.14	$97.19
Total Return	6.04%	23.50%	12.89%	-24.28%	29.82%	-1.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,213	$5,031	$4,401	$4,430	$5,753	$4,658
Ratio of Total Expenses to Average Net Assets	0.07%	0.09%[2]	0.08%[2]	0.09%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.86%	3.02%	3.19%	2.58%	2.45%
Portfolio Turnover Rate[3]	3%	5%	4%	3%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%, 0.08%, and 0.09%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$125.25	$104.58	$95.55	$130.41	$102.93	$107.63
Investment Operations
Net Investment Income[1]	1.759	3.465	3.395	3.572	3.312	2.548
Net Realized and Unrealized Gain (Loss) on Investments	5.639	20.899	9.066	(34.687)	27.296	(4.528)
Total from Investment Operations	7.398	24.364	12.461	(31.115)	30.608	(1.980)
Distributions
Dividends from Net Investment Income	(2.368)	(3.694)	(3.431)	(3.745)	(3.128)	(2.720)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.368)	(3.694)	(3.431)	(3.745)	(3.128)	(2.720)
Net Asset Value, End of Period	$130.28	$125.25	$104.58	$95.55	$130.41	$102.93
Total Return	6.06%	23.53%	12.91%	-24.27%	29.84%	-1.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,011	$3,533	$2,750	$2,749	$4,118	$3,311
Ratio of Total Expenses to Average Net Assets	0.04%	0.07%[2]	0.06%[2]	0.07%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.83%	2.86%	3.08%	3.13%	2.60%	2.48%
Portfolio Turnover Rate[3]	3%	5%	4%	3%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.06%, and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
67

FTSE All-World ex-US Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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FTSE All-World ex-US Index Fund
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $1,626,000, representing less than 0.01% of the fund’s net assets and 0.65% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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FTSE All-World ex-US Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,636,260	55,485,973	5,724	61,127,957
Preferred Stocks	136,559	179,090	—	315,649
Rights	438	—	—	438
Warrants	12	—	—	12
Temporary Cash Investments	1,079,899	—	—	1,079,899
Total	6,853,168	55,665,063	5,724	62,523,955
Derivative Financial Instruments
Assets
Futures Contracts[1]	12,504	—	—	12,504
Forward Currency Contracts	—	9,629	—	9,629
Total	12,504	9,629	—	22,133
Liabilities
Forward Currency Contracts	—	(18,152)	—	(18,152)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	12,504	—	12,504
Unrealized Appreciation—Forward Currency Contracts	—	9,629	9,629
Total Assets	12,504	9,629	22,133

Unrealized Depreciation—Forward Currency Contracts	—	(18,152)	(18,152)
Total Liabilities	—	(18,152)	(18,152)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	2,308	—	2,308
Forward Currency Contracts	—	7,089	7,089
Realized Net Gain (Loss) on Derivatives	2,308	7,089	9,397
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	23,639	—	23,639
Forward Currency Contracts	—	(16,244)	(16,244)
Change in Unrealized Appreciation (Depreciation) on Derivatives	23,639	(16,244)	7,395
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	46,444,688
Gross Unrealized Appreciation	20,492,720
Gross Unrealized Depreciation	(4,409,472)
Net Unrealized Appreciation (Depreciation)	16,083,248
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $4,776,308,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital
70

FTSE All-World ex-US Index Fund
losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $2,132,069,000 of investment securities and sold $1,474,725,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,152,901,000 and $321,422,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,212,787	20,122	1,389,590	23,771
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(402,837)	(6,900)	(1,045,401)	(18,000)
Net Increase (Decrease)—ETF Shares	809,950	13,222	344,189	5,771
Admiral Shares
Issued	675,270	18,263	1,002,307	28,117
Issued in Lieu of Cash Distributions	119,435	3,315	188,350	5,327
Redeemed	(835,168)	(22,556)	(1,343,157)	(37,240)
Net Increase (Decrease)—Admiral Shares	(40,463)	(978)	(152,500)	(3,796)
Institutional Shares
Issued	400,057	3,383	788,215	6,876
Issued in Lieu of Cash Distributions	77,609	679	122,807	1,096
Redeemed	(501,405)	(4,221)	(1,157,545)	(9,999)
Net Increase (Decrease)—Institutional Shares	(23,739)	(159)	(246,523)	(2,027)
Institutional Plus Shares
Issued	2,233,095	18,033	686,130	5,427
Issued in Lieu of Cash Distributions	101,651	839	95,631	805
Redeemed	(115,250)	(935)	(514,674)	(4,317)
Net Increase (Decrease)—Institutional Plus Shares	2,219,496	17,937	267,087	1,915
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
71

FTSE All-World ex-US Small-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.8%)
Australia (4.5%)
	Sigma Healthcare Ltd.	5,146,503	9,931
	Perseus Mining Ltd.	4,395,066	9,420
*	Sandfire Resources Ltd.	1,441,938	9,184
*	Genesis Minerals Ltd.	3,496,200	8,634
	Breville Group Ltd.	459,024	8,416
	HUB24 Ltd.	181,546	8,387
*	Capricorn Metals Ltd.	1,228,399	7,268
	AUB Group Ltd.	343,612	7,016
	Ventia Services Group Pty Ltd.	2,567,337	6,951
	Eagers Automotive Ltd.	573,898	6,773
	nib holdings Ltd.	1,549,397	6,759
	Gold Road Resources Ltd.	3,446,522	6,687
	Reliance Worldwide Corp. Ltd.	2,449,410	6,585
	Pinnacle Investment Management Group Ltd.	565,656	6,523
*	Regis Resources Ltd.	2,206,649	6,380
	National Storage REIT	4,256,777	6,259
	Ramelius Resources Ltd.	3,671,925	6,179
*	Vault Minerals Ltd.	20,239,358	5,569
*	West African Resources Ltd.	3,628,760	5,553
	Westgold Resources Ltd.	2,789,385	5,299
	Charter Hall Long Wale REIT	2,047,846	5,031
	ARB Corp. Ltd.	240,965	4,856
*	Paladin Energy Ltd.	1,197,816	4,494
*	Emerald Resources NL	1,734,193	4,453
*	Zip Co. Ltd.	3,929,578	4,402
	Super Retail Group Ltd.	511,249	4,385
*,1	Mesoblast Ltd.	3,775,111	4,346
	HomeCo Daily Needs REIT	5,446,049	4,270
	Champion Iron Ltd.	1,460,338	4,269
*	Spartan Resources Ltd.	3,212,838	4,168
	Ingenia Communities Group	1,150,746	4,082
	BWP Trust	1,750,662	4,014
*	Temple & Webster Group Ltd.	343,740	3,923
	Nine Entertainment Co. Holdings Ltd.	4,276,335	3,919
[2]	Viva Energy Group Ltd.	3,547,025	3,900
	Codan Ltd.	379,932	3,827
	Charter Hall Retail REIT	1,540,738	3,680
*	Megaport Ltd.	478,184	3,518
*	Austal Ltd.	1,022,777	3,465
	Bapcor Ltd.	1,057,478	3,436
	Premier Investments Ltd.	252,361	3,362
	Waypoint REIT Ltd.	2,041,589	3,343
	Bega Cheese Ltd.	914,499	3,308
*	WEB Travel Group Ltd.	1,199,321	3,298
	Brickworks Ltd.	204,148	3,288
	Centuria Industrial REIT	1,651,733	3,111
*	PEXA Group Ltd.	400,843	3,088
	Imdex Ltd.	1,590,520	3,009
*	Guzman y Gomez Ltd.	145,251	2,990
	Monadelphous Group Ltd.	288,559	2,984
	EVT Ltd.	327,337	2,947
	Corporate Travel Management Ltd.	354,499	2,895
	Nufarm Ltd.	1,170,451	2,890
	GrainCorp Ltd. Class A	677,118	2,883
	IRESS Ltd.	562,260	2,863
	HMC Capital Ltd.	912,653	2,843
	Arena REIT	1,162,729	2,769
*	Boss Energy Ltd.	1,336,540	2,733
*	Superloop Ltd.	1,706,744	2,730
	Lovisa Holdings Ltd.	170,391	2,720
72

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Perenti Ltd.	3,107,971	2,718
	Helia Group Ltd.	854,996	2,650
	Generation Development Group Ltd.	986,432	2,609
*	Neuren Pharmaceuticals Ltd.	349,586	2,607
	Nick Scali Ltd.	227,431	2,590
	Tabcorp Holdings Ltd.	7,043,455	2,510
*,1	DroneShield Ltd.	2,887,054	2,491
	NRW Holdings Ltd.	1,433,414	2,485
	Centuria Capital Group	2,438,872	2,457
	Inghams Group Ltd.	1,093,545	2,401
*	Bellevue Gold Ltd.	4,085,667	2,379
	Service Stream Ltd.	1,950,721	2,336
*	Nanosonics Ltd.	757,686	2,327
*	Resolute Mining Ltd.	7,029,680	2,295
	Elders Ltd.	561,794	2,276
	Karoon Energy Ltd.	2,463,748	2,268
*	Deep Yellow Ltd.	3,114,182	2,265
*	Tuas Ltd.	621,398	2,244
	Data#3 Ltd.	479,668	2,234
	Myer Holdings Ltd.	4,793,491	2,211
*	IperionX Ltd.	963,591	2,210
	Charter Hall Social Infrastructure REIT	1,175,919	2,202
	Aussie Broadband Ltd.	836,293	2,197
	G8 Education Ltd.	2,675,199	2,151
*	Healius Ltd.	2,282,487	2,125
	Amotiv Ltd.	423,790	2,101
*	Judo Capital Holdings Ltd.	1,783,862	2,034
	Nickel Industries Ltd.	5,605,189	2,024
	IPH Ltd.	689,470	2,014
	Regis Healthcare Ltd.	456,634	1,997
	Collins Foods Ltd.	371,146	1,954
*,1	Vulcan Energy Resources Ltd.	624,449	1,947
	McMillan Shakespeare Ltd.	197,603	1,936
*	Macquarie Technology Group Ltd.	50,176	1,909
*	Catapult Group International Ltd.	724,988	1,899
*	SiteMinder Ltd.	717,948	1,894
*	Alpha HPA Ltd.	3,215,742	1,884
	Hansen Technologies Ltd.	533,436	1,851
	Integral Diagnostics Ltd.	1,192,947	1,845
*,1	Liontown Resources Ltd.	5,296,634	1,779
	Bravura Solutions Ltd.	1,249,788	1,757
	Abacus Storage King	1,841,234	1,741
	Lifestyle Communities Ltd.	374,411	1,710
	Credit Corp. Group Ltd.	196,015	1,696
*	PolyNovo Ltd.	2,083,663	1,611
*,1,3	Opthea Ltd.	4,172,663	1,604
	SRG Global Ltd.	1,927,873	1,596
*	Select Harvests Ltd.	478,972	1,570
	Redox Ltd.	837,661	1,566
	Vulcan Steel Ltd.	325,681	1,540
[1]	Maas Group Holdings Ltd.	603,260	1,528
	Rural Funds Trust	1,319,583	1,495
	SmartGroup Corp. Ltd.	296,283	1,486
	oOh!media Ltd.	1,514,425	1,484
	Stanmore Resources Ltd.	1,108,652	1,377
	Accent Group Ltd.	1,159,529	1,376
	GWA Group Ltd.	893,965	1,359
*	Clarity Pharmaceuticals Ltd.	956,178	1,349
	Growthpoint Properties Australia Ltd.	891,066	1,322
*	Silex Systems Ltd.	664,837	1,319
*	Fleetpartners Group Ltd.	723,952	1,292
	Australian Ethical Investment Ltd.	381,314	1,265
	Abacus Group	1,727,046	1,261
*	Mayne Pharma Group Ltd.	277,198	1,246
	Dexus Industria REIT	748,554	1,246
	Ridley Corp. Ltd.	817,273	1,235
*	Nuix Ltd.	755,078	1,178
	Centuria Office REIT	1,495,793	1,176
	Kelsian Group Ltd.	661,461	1,149
	Jumbo Interactive Ltd.	170,010	1,111
73

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Johns Lyng Group Ltd.	779,376	1,108
	MyState Ltd.	441,677	1,103
	Clinuvel Pharmaceuticals Ltd.	150,680	1,097
*	Aurelia Metals Ltd.	5,788,614	1,090
*,1	Arafura Rare Earths Ltd.	8,290,229	1,085
*	Amplitude Energy Ltd.	8,968,217	1,061
*,1	Strike Energy Ltd.	9,566,311	1,043
	Cromwell Property Group	4,204,030	1,009
	Infomedia Ltd.	1,269,243	1,007
*	Audinate Group Ltd.	252,198	990
*	Australian Agricultural Co. Ltd.	1,076,662	987
	Dicker Data Ltd.	180,237	974
*	BrainChip Holdings Ltd.	5,534,197	961
	PWR Holdings Ltd.	215,198	943
	Navigator Global Investments Ltd. (XASX)	811,669	910
*	Omni Bridgeway Ltd.	944,691	883
*	Emeco Holdings Ltd.	1,784,103	870
	Australian Clinical Labs Ltd.	428,386	855
*,1	Chalice Mining Ltd.	1,193,255	840
	Australian Finance Group Ltd.	714,392	833
[1]	Regal Partners Ltd.	689,260	829
*	Alkane Resources Ltd.	1,608,185	828
*	EML Payments Ltd.	1,284,138	804
	Praemium Ltd.	1,660,726	790
[3]	Leo Lithium Ltd.	3,703,310	790
	Cedar Woods Properties Ltd.	218,299	783
	Kogan.com Ltd.	265,554	765
*,1	Weebit Nano Ltd.	673,374	763
	HealthCo REIT	1,396,267	752
*	Fineos Corp. Ltd. GDR	502,426	700
*	St Barbara Ltd.	3,662,382	680
*,1	ioneer Ltd.	6,979,679	647
[1]	Platinum Asset Management Ltd.	1,727,225	629
	GDI Property Group Partnership	1,388,837	591
	Solvar Ltd.	557,452	578
*	OFX Group Ltd.	792,206	574
*	Tyro Payments Ltd.	1,109,297	574
*	Star Entertainment Group Ltd.	8,349,245	555
*,1	Syrah Resources Ltd.	3,392,770	543
*,3	AVZ Minerals Ltd.	8,431,227	540
*	Webjet Group Ltd.	1,309,270	536
*,1	Novonix Ltd.	1,852,516	506
*	Mount Gibson Iron Ltd.	2,451,280	487
*,1	Sayona Mining Ltd.	37,964,072	461
*,1	Wildcat Resources Ltd.	3,573,000	458
*	Baby Bunting Group Ltd.	446,506	448
*	Carnarvon Energy Ltd.	6,033,601	426
	Humm Group Ltd.	1,259,628	412
*,1	Imugene Ltd.	22,988,257	356
*	Coast Entertainment Holdings Ltd.	1,327,454	344
[2]	Coronado Global Resources Inc. GDR	2,531,935	316
*,1	Core Lithium Ltd.	6,596,018	295
*,1	Cettire Ltd.	678,309	195
*	29Metals Ltd.	2,519,522	193
*,3	Firefinch Ltd.	4,116,778	158
*,3	ESG Minerals	183,648	—
			456,171
Austria (0.9%)
[2]	BAWAG Group AG	245,910	26,954
	Wienerberger AG	355,276	12,474
	voestalpine AG	352,607	9,292
	Vienna Insurance Group AG Wiener Versicherung Gruppe	129,514	6,160
	UNIQA Insurance Group AG	384,851	4,459
[1]	Oesterreichische Post AG	115,283	3,887
*	DO & Co. AG	23,691	3,784
[1]	Strabag SE	41,273	3,621
	EVN AG	126,813	3,319
[1]	CA Immobilien Anlagen AG	107,010	2,897
*,1	CPI Europe AG	105,214	2,081
74

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Lenzing AG	64,704	2,035
	Porr AG	53,796	1,884
	Palfinger AG	50,026	1,630
*,1	AT&S Austria Technologie & Systemtechnik AG	86,260	1,397
[1]	Schoeller-Bleckmann Oilfield Equipment AG	35,798	1,272
[1]	Agrana Beteiligungs AG	36,644	494
*	Eurotelesites AG	66,517	378
			88,018
Belgium (1.2%)
[3]	Aedifica SA	154,852	12,414
[3]	Cofinimmo SA	122,732	9,814
	Financiere de Tubize SA	62,332	8,943
	Solvay SA	226,230	8,561
	Azelis Group NV	545,729	8,456
	KBC Ancora	123,615	8,099
	Umicore SA	646,346	5,875
	Fagron	213,307	4,972
	Montea NV	65,345	4,744
	Colruyt Group NV	87,343	4,200
[1]	Shurgard Self Storage Ltd. (XBRU)	99,273	4,119
	Bekaert SA	103,935	4,011
[1]	Xior Student Housing NV	121,124	3,928
	VGP NV	41,782	3,866
[1]	Melexis NV	63,773	3,827
	Gimv NV	82,563	3,718
	Proximus SADP	473,083	3,634
	Deme Group NV	22,710	3,404
	Retail Estates NV	42,548	3,120
	Barco NV	204,649	2,800
	Tessenderlo Group SA	65,233	1,931
*	Ontex Group NV	196,655	1,614
	Kinepolis Group NV	39,711	1,369
	Vastned NV	34,498	1,134
	bpost SA	358,121	574
			119,127
Brazil (1.1%)
	Kinea Rendimentos Imobiliarios FII (BVMF)	307,308	5,588
	Cia de Saneamento do Parana	979,366	5,303
	Tres Tentos Agroindustrial SA	1,611,424	4,600
	Kinea Indice de Precos FII	262,479	4,222
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	955,909	4,176
	Iguatemi SA (BVMF)	964,182	3,490
	Xp Malls Fdo Inv Imob Fii	176,871	3,319
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	108,487	3,074
	Cogna Educacao SA	6,153,427	2,797
	Direcional Engenharia SA	414,263	2,653
	Azzas 2154 SA	460,252	2,582
	Cia de Saneamento de Minas Gerais Copasa MG.	631,523	2,386
	Kinea Renda Imobiliaria FII	90,713	2,377
*	Serena Energia SA	1,375,452	2,375
	Maxi Renda FII (BVMF)	1,410,662	2,312
*	IRB Brasil Resseguros SA	269,594	2,272
	FII BTLG	127,875	2,269
	Cury Construtora e Incorporadora SA	446,000	2,165
	Fleury SA	923,238	2,113
	Magazine Luiza SA	1,252,700	2,057
*	Orizon Valorizacao de Residuos SA	228,071	1,971
	Wilson Sons SA	614,000	1,853
	XP Log FII (BVMF)	102,309	1,824
	Vinci Shopping Centers FII (BVMF)	93,407	1,764
	YDUQS Participacoes SA	674,625	1,699
	Odontoprev SA	881,899	1,660
	Kinea High Yield CRI - FII	92,029	1,647
	Vivara Participacoes SA	417,404	1,626
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	72,234	1,568
	FII Iridium	125,658	1,533
	Hedge Brasil Shopping FII	41,933	1,459
	Capitania Securities II Fii	1,052,975	1,416
	Fii UBS Br Receb Imob	93,128	1,386
75

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Fras-Le SA	266,299	1,372
*	MRV Engenharia e Participacoes SA	1,313,592	1,370
	Dexco SA	1,336,100	1,302
	Grendene SA	1,323,683	1,297
	Fundo De Investimento Imobiliario VBI Prime Properties	91,292	1,293
	Fundo De Investimento Imobiliario TG Ativo Real	77,779	1,232
	Vulcabras SA	386,300	1,144
*	Oncoclinicas do Brasil Servicos Medicos SA	1,068,000	1,139
	Petroreconcavo SA	456,370	1,033
	JHSF Participacoes SA	1,137,300	1,028
*	SIMPAR SA	1,051,300	993
*	Minerva SA	876,243	912
	Iochpe Maxion SA	415,344	902
	Mahle-Metal Leve SA	172,900	902
	Pet Center Comercio E Participacoes SA	1,054,160	864
	EcoRodovias Infraestrutura e Logistica SA	730,361	851
	Tupy SA	225,131	851
*	Cia Brasileira de Distribuicao	1,109,523	827
	Ez Tec Empreendimentos e Participacoes SA	329,300	771
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	307,400	766
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	192,512	718
[2]	LWSA SA	1,091,083	694
*	CVC Brasil Operadora e Agencia de Viagens SA	1,788,353	684
	Mills Locacao Servicos e Logistica SA	358,205	641
*	Hidrovias do Brasil SA (BVMF)	1,178,700	629
	Grupo SBF SA	311,908	583
	LOG Commercial Properties e Participacoes SA	152,065	563
*	Hidrovias do Brasil SA	968,985	517
*	Cia Brasileira de Aluminio	689,098	477
	Armac Locacao Logistica E Servicos SA	569,500	440
*	Diagnosticos da America SA	1,286,060	399
*	Log-in Logistica Intermodal SA	94,719	373
	Camil Alimentos SA	354,300	272
	Trx Real Estate FII	9,795	180
			111,555
Canada (15.0%)
	WSP Global Inc.	403,801	71,575
	RB Global Inc.	591,198	59,579
	Kinross Gold Corp.	3,944,904	58,232
[1]	Emera Inc.	958,385	43,136
	Alamos Gold Inc. Class A	1,329,157	37,997
	TMX Group Ltd.	888,540	36,010
	ARC Resources Ltd.	1,905,716	35,264
	GFL Environmental Inc.	655,167	32,692
	Stantec Inc.	368,283	32,324
*	Celestica Inc.	371,367	31,687
	Pan American Silver Corp.	1,172,808	29,529
	iA Financial Corp. Inc.	303,413	29,474
*	First Quantum Minerals Ltd.	2,186,315	29,355
*	Descartes Systems Group Inc.	273,814	28,835
	AltaGas Ltd.	958,405	28,364
	AtkinsRealis Group Inc.	565,507	28,005
	Element Fleet Management Corp.	1,266,502	27,735
*	CAE Inc.	1,026,630	25,684
	Keyera Corp.	741,316	23,009
	FirstService Corp.	129,639	22,753
	Gildan Activewear Inc.	490,117	22,586
[1]	Open Text Corp.	833,613	22,567
	Toromont Industries Ltd.	262,351	22,197
	TFI International Inc.	256,816	20,877
*	Ivanhoe Mines Ltd. Class A	2,123,798	18,856
	Capital Power Corp.	481,791	18,292
*	Bombardier Inc. Class B	276,682	18,288
[1]	Canadian Tire Corp. Ltd. Class A	165,808	18,147
	West Fraser Timber Co. Ltd.	237,952	17,618
	Lundin Mining Corp.	2,096,338	17,153
	Colliers International Group Inc.	140,125	16,752
[1]	Canadian Apartment Properties REIT	531,109	16,219
	Saputo Inc.	789,596	15,407
76

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Definity Financial Corp.	299,483	14,948
	Brookfield Infrastructure Corp. Class A	378,870	14,192
	Onex Corp.	193,274	13,684
[1]	Algonquin Power & Utilities Corp.	2,451,666	13,213
	B2Gold Corp.	4,175,272	13,053
	PrairieSky Royalty Ltd.	770,995	12,980
	Lundin Gold Inc.	315,634	12,874
	Osisko Gold Royalties Ltd.	529,727	12,696
	Finning International Inc.	442,600	12,492
	Brookfield Renewable Corp.	436,091	12,429
*	Eldorado Gold Corp.	649,853	12,228
[1]	RioCan REIT	969,473	12,110
*	Kinaxis Inc.	89,357	12,066
*	IAMGOLD Corp.	1,694,003	12,005
	MEG Energy Corp.	833,289	11,690
	Veren Inc.	1,961,060	11,608
	Parkland Corp.	449,425	11,322
[1]	Northland Power Inc.	827,517	11,243
	Chartwell Retirement Residences	883,006	11,087
[1]	Whitecap Resources Inc.	1,883,484	10,684
*	Aritzia Inc.	289,414	10,180
[1]	Choice Properties REIT	937,775	9,931
	Boyd Group Services Inc.	68,803	9,882
[1]	Granite REIT	206,760	9,485
	CI Financial Corp.	404,941	9,179
	Hudbay Minerals Inc.	1,258,214	9,154
	Atco Ltd. Class I	240,868	9,056
*	NexGen Energy Ltd.	1,719,474	9,005
*	Torex Gold Resources Inc.	273,130	8,846
	Stella-Jones Inc.	179,726	8,813
	IGM Financial Inc.	275,644	8,760
[1]	First Capital REIT	687,234	8,514
	Gibson Energy Inc.	523,325	8,234
*	Equinox Gold Corp.	1,206,694	8,114
	OceanaGold Corp.	2,255,598	7,984
[1]	SmartCentres REIT	427,971	7,913
	TransAlta Corp.	841,444	7,501
*	Capstone Copper Corp.	1,550,613	7,468
	First Majestic Silver Corp.	1,148,300	7,172
*	SSR Mining Inc.	642,959	6,847
	Dream Industrial REIT	880,614	6,771
*	ATS Corp.	266,387	6,713
	Premium Brands Holdings Corp.	118,043	6,712
*	BlackBerry Ltd.	1,882,111	6,389
	Boardwalk REIT	131,952	6,222
	Boralex Inc. Class A	272,315	6,048
	H&R REIT	842,443	5,995
	North West Co. Inc.	147,283	5,908
*	Air Canada	562,825	5,703
	Methanex Corp.	173,007	5,421
	Topaz Energy Corp.	313,170	5,232
	Russel Metals Inc.	177,788	5,158
*	Bausch Health Cos. Inc.	955,297	5,079
	Innergex Renewable Energy Inc.	513,432	5,058
	Linamar Corp.	128,344	4,710
	Quebecor Inc. Class B	169,523	4,651
[1]	Allied Properties REIT	410,405	4,567
	Centerra Gold Inc.	661,769	4,431
	Maple Leaf Foods Inc.	232,625	4,257
*	Lightspeed Commerce Inc.	419,977	4,110
	GFL Environmental Inc. (XTSE)	75,818	3,783
	Superior Plus Corp.	741,128	3,720
	BRP Inc.	97,071	3,288
[1]	Baytex Energy Corp.	2,115,661	3,269
*	Novagold Resources Inc.	755,129	3,204
[1]	Primaris REIT	306,081	3,193
	Winpak Ltd.	100,889	3,126
	Transcontinental Inc. Class A	218,925	2,985
[1]	Vermilion Energy Inc.	483,957	2,921
	Paramount Resources Ltd. Class A	256,769	2,915
77

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Parex Resources Inc.	300,721	2,421
	Enghouse Systems Ltd.	129,770	2,358
	Westshore Terminals Investment Corp.	105,830	1,955
*	Canfor Corp.	188,709	1,803
	Cogeco Communications Inc.	34,216	1,683
	First National Financial Corp.	59,325	1,611
[1]	Cargojet Inc.	25,865	1,600
	Osisko Gold Royalties Ltd. (XTSE)	65,199	1,567
*	IAMGOLD Corp. (XTSE)	62,500	442
*	Lightspeed Commerce Inc. (XTSE)	14,700	144
			1,533,963
Chile (0.2%)
	Parque Arauco SA	2,235,145	5,146
	SMU SA	13,636,715	2,671
	Vina Concha y Toro SA	1,543,809	1,914
	Engie Energia Chile SA	1,402,139	1,660
*	Ripley Corp. SA	3,518,088	1,627
	Inversiones Aguas Metropolitanas SA	1,572,016	1,428
	Empresa Nacional de Telecomunicaciones SA	455,618	1,318
*	CAP SA	242,632	1,248
	Inversiones La Construccion SA	106,537	1,239
	SONDA SA	1,906,649	767
			19,018
China (5.6%)
[2]	Meitu Inc.	8,969,000	6,327
[1]	Dongyue Group Ltd.	4,576,000	5,400
*,1	UBTech Robotics Corp. Ltd.	464,550	5,204
*,2	Ascentage Pharma Group International	773,200	4,888
	China Gold International Resources Corp. Ltd.	760,900	4,803
[1]	Chinasoft International Ltd.	7,486,304	4,771
*,1	Kingsoft Cloud Holdings Ltd.	5,016,275	4,638
*,2	NetEase Cloud Music Inc.	197,150	4,611
*	XD Inc.	862,800	3,969
*,1	Sunac China Holdings Ltd.	20,589,000	3,951
	Atour Lifestyle Holdings Ltd. ADR	159,649	3,902
*,1,2	Tuhu Car Inc.	1,708,100	3,665
*,2	Keymed Biosciences Inc.	610,500	3,511
	Sunshine Insurance Group Co. Ltd.	7,684,500	3,420
*	Qunabox Group Ltd.	244,764	3,414
	Grand Pharmaceutical Group Ltd.	4,157,240	3,186
*	Newborn Town Inc.	3,002,685	3,160
	FinVolution Group ADR	398,428	3,152
	Fufeng Group Ltd.	3,596,864	3,005
*,2	InnoCare Pharma Ltd.	2,208,000	2,885
*	DPC Dash Ltd.	219,200	2,792
[2]	Simcere Pharmaceutical Group Ltd.	2,469,000	2,791
	LexinFintech Holdings Ltd. ADR	353,832	2,778
*	Vnet Group Inc. ADR	439,913	2,767
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	1,137,000	2,760
	TCL Electronics Holdings Ltd.	2,175,122	2,748
*	Hesai Group ADR	142,266	2,676
	China Overseas Property Holdings Ltd.	3,715,000	2,580
	China Nonferrous Mining Corp. Ltd.	3,893,000	2,577
	China Water Affairs Group Ltd.	3,303,600	2,544
	Bank of Chongqing Co. Ltd. Class H	2,520,843	2,454
	Onewo Inc. Class H	869,400	2,399
	Greentown Service Group Co. Ltd.	4,183,255	2,385
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	1,392,600	2,233
*	EHang Holdings Ltd. ADR	130,917	2,193
	Hello Group Inc. ADR	372,148	2,125
	China Datang Corp. Renewable Power Co. Ltd. Class H	7,519,000	2,101
*,2,3	New Horizon Health Ltd.	1,143,500	2,085
	Tianli International Holdings Ltd.	4,098,202	2,079
	Shoucheng Holdings Ltd.	9,883,246	2,026
*	ANE Cayman Inc.	1,897,500	2,017
*,1,2	Weimob Inc.	9,056,000	1,951
[1]	China Tobacco International HK Co. Ltd.	592,000	1,905
[1]	Gushengtang Holdings Ltd.	462,100	1,858
	Sinopec Kantons Holdings Ltd.	3,273,962	1,843
78

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	JinkoSolar Holding Co. Ltd. ADR	105,537	1,811
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	1,287,834	1,799
*,1,2	CALB Group Co. Ltd.	826,400	1,749
[1]	Shanghai Conant Optical Co. Ltd. Class H	565,000	1,739
	Consun Pharmaceutical Group Ltd.	1,455,000	1,733
[1]	Tianneng Power International Ltd.	2,054,468	1,710
*,2	Evergrande Property Services Group Ltd.	17,262,500	1,648
*,1,2	Alphamab Oncology	1,980,000	1,643
	CIMC Enric Holdings Ltd.	2,046,000	1,605
	Wasion Holdings Ltd.	1,532,000	1,585
	Sichuan Expressway Co. Ltd. Class H	2,836,000	1,581
[1,2]	Asiainfo Technologies Ltd.	1,306,400	1,576
	Lonking Holdings Ltd.	6,249,313	1,574
[2]	Genertec Universal Medical Group Co. Ltd.	2,366,809	1,561
*,1	Canadian Solar Inc.	172,830	1,559
	China BlueChemical Ltd. Class H	6,158,000	1,499
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,456,595	1,490
*,1,2	Yidu Tech Inc.	1,978,400	1,470
	Ming Yuan Cloud Group Holdings Ltd.	3,892,000	1,456
	Harbin Electric Co. Ltd. Class H	2,317,813	1,429
[1]	West China Cement Ltd.	7,109,200	1,428
	SSY Group Ltd.	3,725,324	1,414
*	Zhongyu Energy Holdings Ltd.	2,561,000	1,414
	Canvest Environmental Protection Group Co. Ltd.	2,301,000	1,411
*	Gaotu Techedu Inc. ADR	450,293	1,400
	Fu Shou Yuan International Group Ltd.	3,037,000	1,376
*	Lifetech Scientific Corp.	7,346,058	1,363
	Digital China Holdings Ltd.	4,287,588	1,360
	China Yongda Automobiles Services Holdings Ltd.	4,218,500	1,345
	JNBY Design Ltd.	694,000	1,312
*	Talkweb Information System Co. Ltd. Class A	285,100	1,305
*,2	Mobvista Inc.	1,817,000	1,296
	China Oriental Group Co. Ltd.	8,154,000	1,295
*	COFCO Joycome Foods Ltd.	6,881,000	1,293
*,2	Bairong Inc.	1,276,500	1,281
[1]	China Modern Dairy Holdings Ltd.	9,624,000	1,265
	China Overseas Grand Oceans Group Ltd.	5,708,500	1,264
*,1,2	Maoyan Entertainment	1,435,000	1,261
	Tong Ren Tang Technologies Co. Ltd. Class H	2,060,516	1,257
	Sihuan Pharmaceutical Holdings Group Ltd.	13,458,000	1,248
	PAX Global Technology Ltd.	2,069,062	1,246
[1]	China Risun Group Ltd.	3,811,000	1,231
*	DingDong Cayman Ltd. ADR	485,012	1,208
	Poly Property Group Co. Ltd.	6,378,000	1,205
[1]	Skyworth Group Ltd.	3,122,710	1,199
[2]	Sunac Services Holdings Ltd.	4,944,000	1,171
	China Education Group Holdings Ltd.	3,533,000	1,110
	Tiangong International Co. Ltd.	4,072,000	1,106
	Concord New Energy Group Ltd.	18,020,000	1,091
	CGN New Energy Holdings Co. Ltd.	3,622,720	1,065
*	Q Technology Group Co. Ltd.	1,268,000	1,064
[2]	Zhou Hei Ya International Holdings Co. Ltd.	3,261,500	1,057
*,1	Fenbi Ltd.	3,695,500	1,055
*	XXF Group Holdings Ltd.	1,207,500	1,048
*,1,2	Ocumension Therapeutics	1,502,500	1,046
[2]	China East Education Holdings Ltd.	1,379,500	1,045
*,1	Adicon Holdings Ltd.	1,106,856	1,018
	Yuexiu Transport Infrastructure Ltd.	2,286,000	1,012
	China Foods Ltd.	2,516,000	1,005
[2]	A-Living Smart City Services Co. Ltd.	2,589,290	1,003
	Shui On Land Ltd.	11,574,000	984
*,1,2	JS Global Lifestyle Co. Ltd.	4,185,000	971
[2]	Medlive Technology Co. Ltd.	622,000	968
	NetDragon Websoft Holdings Ltd.	755,590	964
[1,2]	Jiumaojiu International Holdings Ltd.	2,971,000	964
*	Hainan Meilan International Airport Co. Ltd. Class H	777,000	961
	Fujian Wanchen Biotechnology Group Co. Ltd. Class A	42,300	960
*,1,2	Haichang Ocean Park Holdings Ltd.	11,091,000	957
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	54,080	948
	Kangji Medical Holdings Ltd.	981,000	947
79

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	AK Medical Holdings Ltd.	1,300,000	946
	Qilu Bank Co. Ltd. Class A	1,119,827	945
*	FIH Mobile Ltd.	9,711,000	940
[1]	First Tractor Co. Ltd. Class H	1,194,954	934
*	Hubei Dinglong Co. Ltd. Class A	227,012	932
	Xiamen Amoytop Biotech Co. Ltd. Class A	90,106	923
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	84,700	923
	Geovis Technology Co. Ltd. Class A	124,922	916
	China Shineway Pharmaceutical Group Ltd.	972,343	907
	Digital China Group Co. Ltd. Class A	161,100	907
	Sinofert Holdings Ltd.	5,978,000	903
	China Resources Medical Holdings Co. Ltd.	1,902,291	896
	Sichuan Huafeng Technology Co. Ltd. Class A	109,592	896
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	225,600	891
*	Biwin Storage Technology Co. Ltd. Class A	102,840	886
	Leader Harmonious Drive Systems Co. Ltd. Class A	43,434	884
*,3	Untrade.China Dili	10,268,897	874
*	Zhihu Inc. ADR	226,215	873
	Anhui XDLK Microsystem Corp. Ltd. Class A	94,409	866
	BOE Varitronix Ltd.	1,229,065	864
*	Sohu.com Ltd. ADR	75,049	825
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,152,900	818
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	43,285	809
	Hangcha Group Co. Ltd. Class A	310,725	805
*	QuantumCTek Co. Ltd. Class A	24,354	805
	Sharetronic Data Technology Co. Ltd. Class A	55,000	801
	Yuexiu REIT	8,497,013	798
*	Yanlord Land Group Ltd.	2,214,687	798
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	197,814	797
	INESA Intelligent Tech Inc. Class B	1,023,006	796
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	106,400	793
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	42,300	793
	Zhejiang Cfmoto Power Co. Ltd. Class A	34,400	787
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,380,200	780
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	97,747	780
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	127,600	778
	INESA Intelligent Tech Inc. Class A	238,500	777
	Shenzhen Envicool Technology Co. Ltd. Class A	176,760	775
	Guangdong Aofei Data Technology Co. Ltd. Class A	234,931	769
	Guangdong Hongda Holdings Group Co. Ltd. Class A	182,174	767
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	51,439	766
*	Youdao Inc. ADR	84,752	753
*	Fulin Precision Co. Ltd. Class A	272,600	753
	Espressif Systems Shanghai Co. Ltd. Class A	24,944	751
	Shanghai Belling Co. Ltd. Class A	154,100	745
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	406,236	744
	Xinyi Energy Holdings Ltd.	6,276,200	743
	Yankershop Food Co. Ltd. Class A	59,850	740
	Fortior Technology Shenzhen Co. Ltd. Class A	21,844	734
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	226,166	729
	State Grid Information & Communication Co. Ltd. Class A	291,900	727
*,1	Xinte Energy Co. Ltd. Class H	1,265,200	722
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	463,900	719
	Shenzhen Megmeet Electrical Co. Ltd. Class A	119,950	717
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	131,715	717
*,1	Guangzhou R&F Properties Co. Ltd. Class H	5,419,600	715
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	107,100	711
	Shenzhen Sunlord Electronics Co. Ltd. Class A	185,070	710
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	244,943	710
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	406,000	700
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	27,446	699
	Shanghai Zhonggu Logistics Co. Ltd. Class A	471,292	698
	Loncin Motor Co. Ltd. Class A	405,600	696
	BrightGene Bio-Medical Technology Co. Ltd. Class A	103,375	693
	Sichuan Development Lomon Co. Ltd. Class A	454,200	690
	Henan Pinggao Electric Co. Ltd. Class A	307,600	688
	Zhejiang Yinlun Machinery Co. Ltd. Class A	195,200	684
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	821,505	680
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	186,220	674
	Neway Valve Suzhou Co. Ltd. Class A	181,000	668
80

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Shenzhen Techwinsemi Technology Co. Ltd. Class A	38,100	668
	Shanghai Huace Navigation Technology Ltd. Class A	112,360	658
	Huangshan Tourism Development Co. Ltd. Class B	878,565	650
	Kehua Data Co. Ltd. Class A	111,000	650
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	100,930	649
*	Bohai Leasing Co. Ltd. Class A	1,489,400	647
*	Fibocom Wireless Inc. Class A	183,695	645
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	115,700	643
	Konfoong Materials International Co. Ltd. Class A	62,500	642
	Quectel Wireless Solutions Co. Ltd. Class A	61,713	640
	Shanghai AtHub Co. Ltd. Class A	141,788	639
	Hand Enterprise Solutions Co. Ltd. Class A	236,700	638
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	220,200	638
	China Lilang Ltd.	1,323,000	637
	DBG Technology Co. Ltd. Class A	186,560	636
	China Tungsten & Hightech Materials Co. Ltd. Class A	483,520	636
*,1	Yeahka Ltd.	631,200	631
	Chervon Holdings Ltd.	374,400	629
	Infore Environment Technology Group Co. Ltd. Class A	764,165	628
	Keli Sensing Technology Ningbo Co. Ltd. Class A	66,600	624
	Olympic Circuit Technology Co. Ltd. Class A	169,300	621
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	405,800	619
	Gambol Pet Group Co. Ltd. Class A	41,000	613
	Red Avenue New Materials Group Co. Ltd. Class A	138,600	612
	Weaver Network Technology Co. Ltd. Class A	61,600	610
	Jilin Electric Power Co. Ltd. Class A	827,964	609
	ApicHope Pharmaceutical Group Co. Ltd.	110,500	607
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	1,560,762	606
	Health & Happiness H&H International Holdings Ltd.	531,500	605
	Arcsoft Corp. Ltd. Class A	96,779	605
	Kingsemi Co. Ltd. Class A	46,107	605
	Sinotruk Jinan Truck Co. Ltd. Class A	256,878	601
	Xi'an Bright Laser Technologies Co. Ltd. Class A	64,184	600
[1]	Gemdale Properties & Investment Corp. Ltd.	19,094,000	599
	Qingdao Sentury Tire Co. Ltd. Class A	235,222	599
	China Hainan Rubber Industry Group Co. Ltd. Class A	963,500	598
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	219,904	594
*	Founder Technology Group Corp. Class A	988,900	592
	Ningbo Zhenyu Technology Co. Ltd. Class A	27,594	590
*	Dada Nexus Ltd. ADR	308,633	589
*	Greatoo Intelligent Equipment Inc. Class A	489,800	583
*	Jinke Smart Services Group Co. Ltd. Class H	636,000	582
	Shenzhen Topband Co. Ltd. Class A	301,600	582
	Xinxiang Richful Lube Additive Co. Ltd. Class A	68,100	580
	Andon Health Co. Ltd. Class A	110,111	575
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	220,600	571
	Electric Connector Technology Co. Ltd. Class A	86,000	569
	Grandblue Environment Co. Ltd. Class A	178,072	568
	Shanghai Huafon Aluminium Corp. Class A	240,900	566
	Yusys Technologies Co. Ltd. Class A	170,180	565
	CETC Digital Technology Co. Ltd. Class A	169,650	563
*	China First Heavy Industries Co. Ltd. Class A	1,583,890	563
	Citic Offshore Helicopter Co. Ltd. Class A	183,700	562
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	231,700	558
	Foryou Corp. Class A	128,600	552
	China Automotive Engineering Research Institute Co. Ltd. Class A	210,400	550
	North Copper Co. Ltd. Class A	445,100	550
	China Wafer Level Csp Co. Class A	138,320	547
	Hangjin Technology Co. Ltd. Class A	163,203	546
	Skyverse Technology Co. Ltd. Class A	50,543	546
	China Coal Xinji Energy Co. Ltd. Class A	591,710	545
	Venustech Group Inc. Class A	254,626	543
	IKD Co. Ltd. Class A	236,900	543
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	27,149	543
*	Sensteed Hi-tech Group Class A	2,203,200	541
	Chengdu Hi-tech Development Co. Ltd. Class A	83,700	537
*	Shanghai DZH Ltd. Class A	451,900	532
*	COL Group Co. Ltd. Class A	178,400	532
	Castech Inc. Class A	111,540	532
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	69,267	532
81

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Wuhan Jingce Electronic Group Co. Ltd. Class A	62,992	528
*	Henan Zhongfu Industry Co. Ltd. Class A	975,700	528
	Lingyun Industrial Corp. Ltd. Class A	217,700	525
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	755,400	524
	T&S Communications Co. Ltd. Class A	54,000	524
	Tian Lun Gas Holdings Ltd.	1,549,400	523
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	292,800	522
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	128,358	522
	Kidswant Children Products Co. Ltd. Class A	296,800	521
	TRS Information Technology Corp. Ltd. Class A	204,300	518
	Sinofibers Technology Co. Ltd. Class A	105,800	517
	Sichuan Jiuzhou Electric Co. Ltd. Class A	246,000	514
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	177,100	511
*	Canaan Inc. ADR	726,653	511
	Nantong Jianghai Capacitor Co. Ltd. Class A	202,900	510
	Willfar Information Technology Co. Ltd. Class A	102,922	510
	Shanghai Beite Technology Co. Ltd. Class A	80,500	508
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	168,117	507
*	Merit Interactive Co. Ltd. Class A	92,400	506
	COFCO Capital Holdings Co. Ltd. Class A	310,000	506
*	JoulWatt Technology Co. Ltd. Class A	106,186	506
	Servyou Software Group Co. Ltd. Class A	78,200	505
	Estun Automation Co. Ltd. Class A (XSEC)	182,600	503
	XTC New Energy Materials Xiamen Co. Ltd. Class A	76,703	502
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	891,147	501
	Zhejiang Wanma Co. Ltd. Class A	245,800	500
	Guangdong Provincial Expressway Development Co. Ltd. Class A	257,359	497
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	206,928	495
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	289,600	494
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	83,140	491
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	846,970	491
	Hangzhou EZVIZ Network Co. Ltd. Class A	102,272	490
	Dajin Heavy Industry Co. Ltd. Class A	128,700	489
	Grinm Advanced Materials Co. Ltd. Class A	195,100	486
*	Doushen Beijing Education & Technology Inc. Class A	491,400	485
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	216,696	483
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	518,200	479
	Wuhu Token Science Co. Ltd. Class A	609,410	477
[2]	Linklogis Inc. Class B	3,191,000	477
	Jiangxi Jovo Energy Co. Ltd. Class A	138,500	476
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	880,050	475
	China Railway Materials Co. Class A	1,379,396	474
	Tibet Huayu Mining Co. Ltd. Class A	192,900	472
*	SOHO China Ltd.	6,736,042	469
	Henan Mingtai Al Industrial Co. Ltd. Class A	282,796	468
	Hainan Jinpan Smart Technology Co. Ltd. Class A	106,046	468
*	Beijing Sifang Automation Co. Ltd. Class A	196,900	468
	Jiangsu Azure Corp. Class A	266,900	467
	China Railway Construction Heavy Industry Corp. Ltd. Class A	866,726	467
	Anhui Heli Co. Ltd. Class A	213,400	466
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	197,100	466
	Shannon Semiconductor Technology Co. Ltd. Class A	109,800	465
	Fujian Longking Co. Ltd. Class A	290,900	464
*	Roshow Technology Co. Ltd. Class A	470,100	462
*	Dosilicon Co. Ltd. Class A	107,167	462
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	99,384	461
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	389,204	460
*	Shenyang Machine Tool Co. Ltd. Class A	489,500	458
	Zhuhai CosMX Battery Co. Ltd. Class A	261,152	457
	Sonoscape Medical Corp. Class A	106,400	455
	Zhejiang Jingu Co. Ltd. Class A	239,600	455
	Anhui Jinhe Industrial Co. Ltd. Class A	132,900	455
	China National Gold Group Gold Jewellery Co. Ltd. Class A	400,700	454
	Jiayou International Logistics Co. Ltd. Class A	236,700	454
	Anhui Yingliu Electromechanical Co. Ltd. Class A	166,400	453
	Huaming Power Equipment Co. Ltd. Class A	219,700	453
	Ningbo Boway Alloy Material Co. Ltd. Class A	188,100	451
	Wuxi Taiji Industry Ltd. Co. Class A	515,668	450
	Xiamen Bank Co. Ltd. Class A	566,510	450
	Shanghai Wanye Enterprises Co. Ltd. Class A	226,000	449
82

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Guangdong Topstar Technology Co. Ltd. Class A	112,900	448
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	607,656	448
*,1,2	AInnovation Technology Group Co. Ltd.	872,600	448
	Huada Automotive Technology Corp. Ltd. Class A	93,100	447
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	246,675	446
*	Sichuan Hongda Co. Ltd. Class A	486,000	445
*	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	302,318	445
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	95,200	444
	China Petroleum Engineering Corp. Class A	1,049,666	442
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	126,000	441
	Wasu Media Holding Co. Ltd. Class A	413,197	439
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	423,800	438
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	309,910	437
	Shantui Construction Machinery Co. Ltd. Class A	364,000	437
*	Shanghai Milkground Food Tech Co. Ltd. Class A	122,000	437
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	248,400	437
	Focus Technology Co. Ltd. Class A	75,000	437
*	Shenzhen CECport Technologies Co. Ltd. Class A	161,800	435
	Dazhong Mining Co. Ltd.	379,888	433
	Broadex Technologies Co. Ltd. Class A	68,100	433
	Hanwei Electronics Group Corp. Class A	75,800	432
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	98,020	431
	Jiangsu Shagang Co. Ltd. Class A	531,800	430
	Nanjing Gaoke Co. Ltd. Class A	432,700	430
	Guangdong Mingyang Electric Co. Ltd. Class A	72,900	430
	Dongfang Electronics Co. Ltd. Class A	326,200	429
	China Kings Resources Group Co. Ltd. Class A	136,025	428
	Beijing Balance Medical Technology Co. Ltd. Class A	27,710	428
	China Meidong Auto Holdings Ltd.	1,596,000	427
	Jiangsu Lihua Foods Group Co. Ltd.	163,340	427
	Shanghai Chinafortune Co. Ltd. Class A	231,030	427
	Henan Lingrui Pharmaceutical Co. Class A	135,400	427
	Ningbo Huaxiang Electronic Co. Ltd. Class A	184,900	426
	CETC Potevio Science&Technology Co. Ltd. Class A	149,952	425
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	206,200	425
	Jiangzhong Pharmaceutical Co. Ltd. Class A	134,600	424
	Beibuwan Port Co. Ltd. Class A	363,719	423
	Xi'an Triangle Defense Co. Ltd. Class A	124,120	423
	Ferrotec Anhui Technology Development Co. Ltd. Class A	80,100	423
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	422,243	421
	Guangdong Advertising Group Co. Ltd. Class A	421,500	421
*	Jushri Technologies Inc. Class A	149,400	421
	Guizhou Chanhen Chemical Corp. Class A	134,800	420
*	Zhuhai Zhumian Group Co. Ltd.	461,035	416
	Gansu Qilianshan Cement Group Co. Ltd. Class A	387,796	416
	Ningbo Xusheng Group Co. Ltd. Class A	233,790	416
*	Agile Group Holdings Ltd.	7,124,000	415
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	410,200	415
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	414
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	144,200	413
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	269,991	411
*	Hybio Pharmaceutical Co. Ltd. Class A	216,200	411
*	EFORT Intelligent Robot Co. Ltd.	123,761	411
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	300,800	410
*	Sinocelltech Group Ltd. Class A	81,314	409
	Sichuan Hexie Shuangma Co. Ltd. Class A	188,800	408
	Huatu Cendes Co. Ltd. Class A	31,100	408
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	312,042	407
	Changjiang Publishing & Media Co. Ltd. Class A	309,100	407
	Easy Click Worldwide Network Technology Co. Ltd. Class A	111,500	407
*	Nanjing Les Information Technology Co. Ltd. Class A	37,168	406
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	72,000	405
*	Sai Micro Electronics Inc. Class A	179,800	404
*	Nations Technologies Inc. Class A	118,600	404
	FESCO Group Co. Ltd. Class A	139,000	404
	Jiangxi Hongcheng Environment Co. Ltd. Class A	301,800	404
	Baowu Magnesium Technology Co. Ltd. Class A	245,000	403
*	Shandong Iron & Steel Co. Ltd. Class A	2,234,748	403
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	157,200	402
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	365,040	402
83

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hainan Strait Shipping Co. Ltd. Class A	491,450	401
	Wondershare Technology Group Co. Ltd. Class A	47,405	401
	Zhejiang Narada Power Source Co. Ltd. Class A	205,800	400
	Advanced Technology & Materials Co. Ltd. Class A	259,500	400
*	Wuhan P&S Information Technology Co. Ltd. Class A	282,700	400
	Wuhan DR Laser Technology Corp. Ltd. Class A	50,424	400
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	104,600	400
	GCL Energy Technology Co. Ltd. Class A	404,500	399
	XGD Inc. Class A	131,300	399
*	Visionox Technology Inc. Class A	337,900	398
	Beijing Wandong Medical Technology Co. Ltd. Class A	164,700	398
	Shenzhen Bluetrum Technology Co. Ltd. Class A	28,371	397
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	396
	Zhewen Interactive Group Co. Ltd. Class A	359,300	396
	CECEP Environmental Protection Co. Ltd. Class A	513,900	396
	Innuovo Technology Co. Ltd. Class A	274,000	395
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	153,270	395
	Bank of Lanzhou Co. Ltd. Class A	1,262,170	395
	KPC Pharmaceuticals Inc. Class A	186,800	394
	Innovation New Material Technology Co. Ltd. Class A	761,100	393
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	251,700	392
	Wuxi Rural Commercial Bank Co. Ltd. Class A	514,700	392
	Shanghai Pret Composites Co. Ltd. Class A	273,164	390
*	Western Region Gold Co. Ltd. Class A	175,067	390
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	482,754	390
*	Hwa Create Co. Ltd. Class A	164,500	389
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	58,975	387
	China Kepei Education Group Ltd.	2,262,000	386
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	63,503	386
	Gansu Energy Chemical Co. Ltd. Class A	1,192,200	386
*	Shenzhen Baoming Technology Co. Ltd. Class A	43,000	386
	Jack Technology Co. Ltd. Class A	85,100	386
	ZWSOFT Co. Ltd. Guangzhou Class A	29,491	385
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	56,800	385
	Shenzhen FRD Science & Technology Co. Ltd. Class A	142,443	384
	Guangdong Construction Engineering Group Co. Ltd. Class A	805,700	384
	Hexing Electrical Co. Ltd. Class A	105,162	383
	Giantec Semiconductor Corp. Class A	38,133	382
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	144,600	382
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	621,080	381
	Shenzhen Hopewind Electric Co. Ltd. Class A	92,794	381
	PCI Technology Group Co. Ltd. Class A	532,100	380
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	322,800	380
*	CETC Chips Technology Inc. Class A	229,500	379
*	Antong Holdings Co. Ltd. Class A	942,248	378
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	37,839	378
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	51,750	378
	Southern Publishing & Media Co. Ltd. Class A	165,800	377
	Shanghai Yaoji Technology Co. Ltd. Class A	100,800	376
	Sichuan Expressway Co. Ltd. Class A	479,371	374
	Edifier Technology Co. Ltd. Class A	208,100	372
	Hubei Yihua Chemical Industry Co. Ltd. Class A	247,300	371
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	43,384	370
	JSTI Group Class A	304,400	369
	Xianhe Co. Ltd. Class A	127,300	368
	Sinocare Inc. Class A	129,000	367
	Jiangxi Ganyue Expressway Co. Ltd. Class A	519,100	367
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	116,200	366
	Fujian Boss Software Development Co. Ltd. Class A	175,800	366
	Chengdu Wintrue Holding Co. Ltd. Class A	318,900	365
	First Tractor Co. Ltd. Class A	201,892	364
	Fangda Special Steel Technology Co. Ltd. Class A	594,088	364
*	Forehope Electronic Ningbo Co. Ltd. Class A	95,758	364
	MLS Co. Ltd. Class A	333,000	362
	Hainan Haide Capital Management Co. Ltd. Class A	484,398	362
	Shanghai Haohai Biological Technology Co. Ltd. Class A	49,910	360
	POCO Holding Co. Ltd. Class A	64,700	360
	Guomai Technologies Inc. Class A	236,000	359
*	Shanghai Anlogic Infotech Co. Ltd. Class A	95,223	359
	Fujian Star-net Communication Co. Ltd. Class A	134,100	358
84

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shenzhen Yinghe Technology Co. Ltd. Class A	157,696	358
*	Vantone Neo Development Group Co. Ltd. Class A	468,600	358
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	357
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	257,000	357
	Xinhuanet Co. Ltd. Class A	115,800	357
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	303,200	357
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	156,495	357
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	508,500	356
	Norinco International Cooperation Ltd. Class A	251,860	355
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	56,200	355
*	Guangdong TCL Smart Home Appliances Co. Ltd.	251,400	353
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	186,199	350
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	42,300	350
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	161,900	350
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	349
	Insigma Technology Co. Ltd. Class A	240,600	349
	Xinjiang Joinworld Co. Ltd. Class A	379,300	348
	Explosive Co. Ltd. Class A	207,600	348
	Guocheng Mining Co. Ltd. Class A	217,475	347
	Hunan Zhongke Electric Co. Ltd. Class A	166,500	347
	Digiwin Co. Ltd.	65,600	347
*	Pengxin International Mining Co. Ltd. Class A	522,000	346
*	BOE HC SemiTek Corp.	378,500	345
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	47,600	345
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	346,128	344
*	Golden Solar New Energy Technology Holdings Ltd.	1,606,004	344
*	China Reform Health Management & Services Group Co. Ltd. Class A	238,600	344
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	369,240	344
	Guobang Pharma Ltd. Class A	129,698	343
	Telling Telecommunication Holding Co. Ltd. Class A	256,100	342
	Shanghai Runda Medical Technology Co. Ltd. Class A	137,400	342
	PNC Process Systems Co. Ltd. Class A	96,940	342
*	Bringspring Science & Technology Co. Ltd. Class A	151,800	342
*	Chongqing Iron & Steel Co. Ltd. Class A	1,933,767	341
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	302,600	341
	Risen Energy Co. Ltd. Class A	279,000	340
*	RongFa Nuclear Equipment Co. Ltd. Class A	520,400	340
	Sanwei Holding Group Co. Ltd. Class A	226,026	340
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	317,551	339
	China CAMC Engineering Co. Ltd. Class A	309,700	338
	Huafu Fashion Co. Ltd. Class A	396,400	338
	Qingdao East Steel Tower Stock Co. Ltd. Class A	322,800	338
	Jiangsu Guomao Reducer Co. Ltd. Class A	155,279	338
	Shenzhen Leaguer Co. Ltd. Class A	296,900	337
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	81,033	336
	China Tianying Inc. Class A	577,300	335
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	434,900	335
	Central China Land Media Co. Ltd. Class A	196,000	335
*	Genimous Technology Co. Ltd. Class A	311,500	334
	Sineng Electric Co. Ltd. Class A	86,961	334
	Kunshan Dongwei Technology Co. Ltd. Class A	71,708	334
	Advanced Fiber Resources Zhuhai Ltd. Class A	59,890	334
	Shanghai Fortune Techgroup Co. Ltd. Class A	121,400	334
	Shenzhen Sunline Tech Co. Ltd. Class A	191,500	333
	NYOCOR Co. Ltd. Class A	440,200	333
	Triumph Science & Technology Co. Ltd. Class A	226,100	333
*	TPV Technology Co. Ltd. Class A	1,048,200	333
*	Hefei Chipmore Technology Co. Ltd. Class A	217,544	332
	Shenzhen Guangju Energy Co. Ltd. Class A	127,900	332
	Sumec Corp. Ltd. Class A	254,300	331
	Shanghai Haixin Group Co. Class B	1,321,500	330
	Zhongmin Energy Co. Ltd. Class A	430,900	329
	Arctech Solar Holding Co. Ltd. Class A	51,104	329
	Hangzhou Dptech Technologies Co. Ltd. Class A	145,100	328
[3]	Tongyu Heavy Industry Co. Ltd. Class A	978,200	328
	Chongqing Chuanyi Automation Co. Ltd. Class A	116,740	328
	Liaoning Chengda Biotechnology Co. Ltd. Class A	95,573	328
	Beijing Haohua Energy Resource Co. Ltd. Class A	330,200	328
	Biem.L.Fdlkk Garment Co. Ltd. Class A	143,780	327
	Beijing Dahao Technology Corp. Ltd. Class A	178,920	327
85

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Ningbo Yongxin Optics Co. Ltd. Class A	27,200	327
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	212,100	326
	Aotecar New Energy Technology Co. Ltd. Class A	827,100	325
	Guangzhou Restaurant Group Co. Ltd. Class A	152,160	325
	Beijing eGOVA Co. Ltd. Class A	143,573	323
	China Science Publishing & Media Ltd. Class A	126,700	323
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	322
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	333,710	322
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	450,498	322
	Xinyu Iron & Steel Co. Ltd. Class A	576,963	321
	PhiChem Corp. Class A	131,500	321
	Shanghai Liangxin Electrical Co. Ltd. Class A	279,340	321
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	27,572	321
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	308,900	320
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	369,100	319
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	121,500	319
*	COFCO Biotechnology Co. Ltd. Class A	422,423	318
	Qianhe Condiment & Food Co. Ltd. Class A	205,042	318
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	318
*	CITIC Guoan Information Industry Co. Ltd. Class A	894,900	316
	Anhui Guangxin Agrochemical Co. Ltd. Class A	212,576	316
	Gaona Aero Material Co. Ltd. Class A	154,306	315
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	47,220	315
	Wuxi NCE Power Co. Ltd. Class A	73,903	315
*	Shenzhen Mason Technologies Co. Ltd. Class A	203,100	315
	Zhejiang Communications Technology Co. Ltd. Class A	593,320	314
	Sinomach Automobile Co. Ltd. Class A	359,600	314
*	Shanghai STEP Electric Corp. Class A	157,500	314
	Eastern Communications Co. Ltd. Class A	222,400	311
*	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	311
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	130,657	311
*	Beijing Teamsun Technology Co. Ltd. Class A	248,100	311
	Wuxi Boton Technology Co. Ltd. Class A	98,100	310
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	296,871	310
	Shenzhen Noposin Crop Science Co. Ltd. Class A	238,700	310
	Guotai Epoint Software Co. Ltd. Class A	68,064	310
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	428,600	310
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	189,500	310
	Wuhan East Lake High Technology Group Co. Ltd. Class A	255,200	309
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	162,700	308
*	Harbin Pharmaceutical Group Co. Ltd. Class A	621,775	308
	New Guomai Digital Culture Co. Ltd. Class A	195,900	308
	Tibet Mineral Development Co. Class A	120,300	307
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	183,300	307
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	134,100	306
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	229,100	306
	Chengzhi Co. Ltd. Class A	293,300	305
	Guangdong Dowstone Technology Co. Ltd. Class A	158,100	305
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	442,100	305
	Moon Environment Technology Co. Ltd. Class A	192,700	305
	Shinva Medical Instrument Co. Ltd. Class A	149,860	304
	Mehow Innovative Ltd. Class A	93,200	304
	Xiamen Kingdomway Group Co. Class A	138,833	303
	DeHua TB New Decoration Materials Co. Ltd. Class A	213,400	303
*	Nanjing Tanker Corp. Class A	824,368	303
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	529,400	302
	Chengdu Guoguang Electric Co. Ltd. Class A	26,161	302
	Jiangsu Etern Co. Ltd. Class A	347,300	302
	Jiangsu Guotai International Group Co. Ltd. Class A	305,700	301
	Fujian Expressway Development Co. Ltd. Class A	602,700	301
	Kailuan Energy Chemical Co. Ltd. Class A	361,600	301
*	Tibet Tianlu Co. Ltd. Class A	311,900	300
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	238,900	300
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	103,600	300
*	Xian International Medical Investment Co. Ltd. Class A	431,600	299
	Nanjing Vazyme Biotech Co. Ltd. Class A	98,413	299
	Archermind Technology Nanjing Co. Ltd. Class A	49,530	298
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	164,300	297
	Changzhou Qianhong Biopharma Co. Ltd. Class A	354,100	297
	Shanghai Highly Group Co. Ltd. Class A	188,400	297
86

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Bio-Thera Solutions Ltd. Class A	96,767	297
	Chow Tai Seng Jewellery Co. Ltd. Class A	165,350	296
*,2	Microport Cardioflow Medtech Corp.	2,546,000	296
	Sichuan Injet Electric Co. Ltd. Class A	53,700	296
*	C*Core Technology Co. Ltd. Class A	81,422	296
	Zhuzhou Times New Material Technology Co. Ltd. Class A	189,100	296
	CIG Shanghai Co. Ltd. Class A	63,300	296
	Sanquan Food Co. Ltd. Class A	185,574	295
	Henan Zhongyuan Expressway Co. Ltd. Class A	471,200	295
	Shengda Resources Co. Ltd. Class A	157,300	294
	B-Soft Co. Ltd. Class A	375,330	294
	China Publishing & Media Co. Ltd. Class A	338,000	294
*	China Fortune Land Development Co. Ltd. Class A	893,800	294
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	257,410	293
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	56,550	293
*	Zotye Automobile Co. Ltd. Class A	1,011,400	293
*	China Express Airlines Co. Ltd. Class A	291,300	292
	Jiangsu ToLand Alloy Co. Ltd. Class A	97,890	292
	Jingjin Equipment Inc. Class A	129,689	291
*	Hsino Tower Group Co. Ltd. Class A	518,100	291
	Beijing GeoEnviron Engineering & Technology Inc. Class A	389,926	290
	Stanley Agricultural Group Co. Ltd. Class A	251,200	290
	Shandong Lukang Pharma Class A	212,000	289
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	125,000	289
	Xiamen King Long Motor Group Co. Ltd. Class A	164,600	289
	Guangzhou Guangri Stock Co. Ltd. Class A	200,300	289
	Cheng De Lolo Co. Ltd. Class A	223,600	288
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	215,600	288
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	70,800	288
	Sunflower Pharmaceutical Group Co. Ltd. Class A	132,971	287
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	327,600	287
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	285,800	287
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	58,760	287
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	287
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	298,100	286
	Tayho Advanced Materials Group Co. Ltd. Class A	201,900	284
	Amoy Diagnostics Co. Ltd. Class A	98,920	283
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	229,000	283
	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	283
*	Anhui Tatfook Technology Co. Ltd. Class A	183,484	283
	Bank of Chongqing Co. Ltd. Class A	192,139	283
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	20,718	283
	Toread Holdings Group Co. Ltd. Class A	201,500	283
	Beijing CTJ Information Technology Co. Ltd. Class A	88,543	283
	Beijing Strong Biotechnologies Inc. Class A	146,300	282
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	47,345	282
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	97,129	282
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	118,200	281
	Fujian Apex Software Co. Ltd. Class A	48,240	281
	Sichuan EM Technology Co. Ltd. Class A	226,699	281
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	280
*	Konka Group Co. Ltd. Class A	368,700	278
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	300,000	278
	Qingdao Haier Biomedical Co. Ltd. Class A	64,045	278
	Yotrio Group Co. Ltd. Class A	577,500	277
	Streamax Technology Co. Ltd. Class A	40,800	277
*	Gosuncn Technology Group Co. Ltd. Class A	426,500	277
	Shenzhen YHLO Biotech Co. Ltd. Class A	140,150	277
	Shenzhen Desay Battery Technology Co. Class A	94,425	275
	IReader Technology Co. Ltd. Class A	101,800	275
	Sino-Platinum Metals Co. Ltd. Class A	151,363	275
	Mesnac Co. Ltd. Class A	255,400	275
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	34,961	275
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	131,300	274
*	UTour Group Co. Ltd. Class A	249,200	274
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	99,397	274
	Jinko Power Technology Co. Ltd. Class A	761,000	272
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	69,369	272
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	225,900	271
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	74,971	271
87

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	55,900	271
	Hualan Biological Bacterin Inc. Class A	124,700	271
	Dashang Co. Ltd. Class A	78,260	270
*	Guoguang Electric Co. Ltd. Class A	137,500	270
	TDG Holdings Co. Ltd. Class A	301,800	270
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	76,300	269
*	Hongbo Co. Ltd. Class A	122,800	268
*	Sunstone Development Co. Ltd. Class A	112,000	268
*	Shenzhen Clou Electronics Co. Ltd. Class A	422,700	267
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	165,200	267
	Tibet Urban Development & Investment Co. Ltd. Class A	218,600	267
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	40,038	266
	Changchun Faway Automobile Components Co. Ltd. Class A	204,360	265
	Sino Biological Inc. Class A	31,783	265
	Henan Yuguang Gold & Lead Co. Ltd. Class A	278,100	264
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	225,300	264
*	Primarius Technologies Co. Ltd. Class A	86,822	264
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	158,960	263
	Chengdu RML Technology Co. Ltd. Class A	42,973	262
*	Yueyang Forest & Paper Co. Ltd. Class A	443,900	262
	Guangdong Tapai Group Co. Ltd. Class A	256,400	261
	China Bester Group Telecom Co. Ltd. Class A	82,200	261
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	431,900	261
	Sumavision Technologies Co. Ltd. Class A	357,900	260
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	260
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	100,151	260
	Solareast Holdings Co. Ltd. Class A	197,600	260
	City Development Environment Co. Ltd. Class A	139,720	259
	Beijing Relpow Technology Co. Ltd. Class A	133,988	259
	Unilumin Group Co. Ltd. Class A	269,800	258
	Shanghai Datun Energy Resources Co. Ltd. Class A	169,000	258
	Renhe Pharmacy Co. Ltd. Class A	346,200	257
[1]	Helens International Holdings Co. Ltd.	1,208,000	257
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	309,500	256
	Sino Wealth Electronic Ltd. Class A	85,129	256
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	179,300	256
*	Datang Huayin Electric Power Co. Ltd. Class A	420,700	256
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	146,300	255
	Beyondsoft Corp. Class A	140,900	255
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	112,815	255
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	412,100	255
	Shenma Industry Co. Ltd. Class A	230,400	255
	Anhui Construction Engineering Group Co. Ltd. Class A	400,800	254
	Motic Xiamen Electric Group Co. Ltd. Class A	119,900	254
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	115,200	254
	Shandong WIT Dyne Health Co. Ltd. Class A	60,200	253
	Guangdong Vanward New Electric Co. Ltd. Class A	163,400	253
	Shanghai Baolong Automotive Corp. Class A	49,100	253
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	61,300	253
	Lushang Freda Pharmaceutical Co. Ltd. Class A	247,000	252
*	CSG Smart Science&Technology Co. Ltd. Class A	184,500	251
	Vats Liquor Chain Store Management JSC Ltd. Class A	104,100	251
*	Suzhou Everbright Photonics Co. Ltd. Class A	31,771	251
	Beijing BDStar Navigation Co. Ltd. Class A	71,073	250
*	5I5J Holding Group Co. Ltd. Class A	574,100	250
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	36,734	250
	Ningbo Yunsheng Co. Ltd. Class A	242,800	250
	Yuanjie Semiconductor Technology Co. Ltd. Class A	15,761	250
*	China Harzone Industry Corp. Ltd. Class A	243,500	249
*	Client Service International Inc. Class A	117,300	249
	Jade Bird Fire Co. Ltd. Class A	162,800	249
	East China Engineering Science & Technology Co. Ltd. Class A	186,300	248
	Shenzhen Das Intellitech Co. Ltd. Class A	564,300	247
	Sinosteel Engineering & Technology Co. Ltd. Class A	277,700	247
	CTS International Logistics Corp. Ltd. Class A	291,080	246
	Linktel Technologies Co. Ltd. Class A	28,200	246
	HBIS Resources Co. Ltd. Class A	137,900	246
*	Beijing Philisense Technology Co. Ltd. Class A	340,500	245
	Xinzhi Group Co. Ltd. Class A	103,400	245
	Huadian Heavy Industries Co. Ltd. Class A	296,200	245
88

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Changzhou Fusion New Material Co. Ltd. Class A	55,538	245
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	242,800	244
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	40,800	244
*	AECC Aero Science & Technology Co. Ltd. Class A	72,200	244
*	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	243
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	109,900	243
	Sichuan Haite High-tech Co. Ltd. Class A	190,200	242
	Wushang Group Co. Ltd. Class A	188,173	241
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	196,500	241
	Semitronix Corp. Class A	35,400	241
	Beijing SuperMap Software Co. Ltd. Class A	125,000	240
	Wuxi Paike New Materials Technology Co. Ltd. Class A	31,400	240
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	202,600	240
	Top Energy Co. Ltd. Shanxi Class A	297,800	238
	Guangdong DFP New Material Group Co. Ltd. Class A	433,200	238
*	HyUnion Holding Co. Ltd. Class A	247,800	237
*	Lier Chemical Co. Ltd. Class A	168,680	237
*	Guangdong Guanghua Sci Tech Class A	111,400	237
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	78,200	237
	Sunyard Technology Co. Ltd. Class A	105,700	236
	263 Network Communication Co. Ltd. Class A	323,600	235
	Jiajiayue Group Co. Ltd. Class A	161,300	235
	Winall Hi-Tech Seed Co. Ltd. Class A	185,850	235
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	197,800	235
	Sunward Intelligent Equipment Co. Ltd. Class A	243,200	234
*	Huayi Brothers Media Corp. Class A	700,800	234
	Shenzhen Hello Tech Energy Co. Ltd. Class A	26,195	234
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	233
	Hymson Laser Technology Group Co. Ltd. Class A	62,587	233
*	Anhui Golden Seed Winery Co. Ltd. Class A	171,200	233
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	254,500	233
	Edan Instruments Inc. Class A	144,200	232
	Longhua Technology Group Luoyang Co. Ltd. Class A	246,800	231
	Chengdu Kanghua Biological Products Co. Ltd. Class A	33,300	231
	Rianlon Corp. Class A	59,700	231
	Yunnan Energy Investment Co. Ltd. Class A	153,700	231
	Nanjing Cosmos Chemical Co. Ltd. Class A	83,600	231
	North Electro-Optic Co. Ltd. Class A	123,100	231
	Sufa Technology Industry Co. Ltd. CNNC Class A	99,700	231
*	Beijing Haixin Energy Technology Co. Ltd. Class A	572,300	229
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	229
	JS Corrugating Machinery Co. Ltd. Class A	155,700	229
	Jiangxi Ganneng Co. Ltd. Class A	180,624	229
*	Ningxia Western Venture Industrial Co. Ltd. Class A	322,600	229
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	228
	Lancy Co. Ltd. Class A	104,400	228
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	301,500	228
*	Minmetals Development Co. Ltd. Class A	230,946	228
*	Shenyang Jinbei Automotive Co. Ltd. Class A	307,200	227
	China Television Media Ltd. Class A	99,900	227
	Shenzhen Gongjin Electronics Co. Ltd. Class A	179,900	226
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	226,320	226
	ABA Chemicals Corp. Class A	252,300	226
	Jiangsu Yunyi Electric Co. Ltd. Class A	224,400	226
	Northeast Pharmaceutical Group Co. Ltd. Class A	318,500	225
	Suning Universal Co. Ltd. Class A	751,900	224
*	Nanfang Zhongjin Environment Co. Ltd. Class A	467,000	224
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	224
	Jiaze Renewables Co. Ltd.	449,700	224
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	94,577	224
	Jinhong Gas Co. Ltd. Class A	97,796	224
	Hubei Chutian Smart Communication Co. Ltd. Class A	367,300	224
*	Beijing VRV Software Corp. Ltd. Class A	348,300	223
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	223
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	147,200	223
	Xinxiang Chemical Fiber Co. Ltd. Class A	414,000	222
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	99,100	222
	Befar Group Co. Ltd. Class A	394,300	222
*	Beijing Thunisoft Corp. Ltd. Class A	199,900	221
	YanTai Shuangta Food Co. Ltd. Class A	301,100	221
89

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	88,633	221
	Sichuan Jinyuan Yinhai Software Co. Ltd. Class A	90,700	221
	Dazhong Transportation Group Co. Ltd. Class A	279,600	221
	Appotronics Corp. Ltd. Class A	113,901	221
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	89,500	220
	Zhongtong Bus Holding Co. Ltd. Class A	143,700	220
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	179,400	220
	Bright Real Estate Group Co. Ltd. Class A	488,200	220
	China Railway Special Cargo Logistics Co. Ltd. Class A	400,700	220
	Eastern Communications Co. Ltd. Class B	611,350	219
*	Toyou Feiji Electronics Co. Ltd. Class A	113,600	219
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	115,700	218
	Guodian Nanjing Automation Co. Ltd. Class A	209,740	218
	Guangxi Wuzhou Communications Co. Ltd. Class A	360,700	217
*	Wellhope Foods Co. Ltd. Class A	188,700	217
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	217
	Jinlei Technology Co. Ltd. Class A	80,100	217
	Shandong Jinjing Science & Technology Co. Ltd. Class A	346,200	217
	Qiming Information Technology Co. Ltd. Class A	93,800	217
	Changhong Meiling Co. Ltd. Class A	210,300	217
	Changshu Tianyin Electromechanical Co. Ltd. Class A	99,600	216
	Jiang Su Suyan Jingshen Co. Ltd. Class A	164,000	216
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	108,400	215
*	Wutong Holding Group Co. Ltd. Class A	326,700	215
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	355,500	215
*	Kingsignal Technology Co. Ltd. Class A	163,000	215
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	544,900	215
	Chongqing Road & Bridge Co. Ltd. Class A	294,700	215
	Hainan Expressway Co. Ltd. Class A	253,400	215
*	Focused Photonics Hangzhou Inc. Class A	74,700	214
	PharmaBlock Sciences Nanjing Inc. Class A	48,300	214
*	Sinodata Co. Ltd. Class A	76,600	214
	Anhui Huaheng Biotechnology Co. Ltd. Class A	55,901	214
	Jiangsu Huaxicun Co. Ltd. Class A	230,300	213
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	213
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	73,600	212
	Riyue Heavy Industry Co. Ltd. Class A	129,000	212
	Ligao Foods Co. Ltd. Class A	34,900	212
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	143,500	212
	Ningxia Building Materials Group Co. Ltd. Class A	119,700	212
	Shenzhen Tagen Group Co. Ltd. Class A	430,300	211
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	148,500	211
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	133,900	211
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	289,100	211
*	Geo-Jade Petroleum Corp. Class A	747,200	211
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	161,200	210
	Xilinmen Furniture Co. Ltd. Class A	99,600	210
	Hangzhou Weiguang Electronic Co. Ltd. Class A	46,000	210
	Guizhou Tyre Co. Ltd. Class A	347,692	209
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	138,600	209
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	644,000	208
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	129,100	207
	Henan Liliang Diamond Co. Ltd. Class A	54,900	207
	M-Grass Ecology & Environment Group Co. Ltd. Class A	358,000	206
	Guizhou Zhenhua E Chem Inc. Class A	131,135	206
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	233,900	206
*	Beijing Watertek Information Technology Co. Ltd. Class A	405,100	205
	Shanghai Pudong Construction Co. Ltd. Class A	234,055	205
	Jinhui Liquor Co. Ltd. Class A	77,400	205
*	Lihuayi Weiyuan Chemical Co. Ltd. Class A	115,400	205
	Jiangsu Gian Tachnology Co. Ltd. Class A	45,200	203
	Wencan Group Co. Ltd. Class A	72,097	203
	CIMC Vehicles Group Co. Ltd. Class A	181,700	203
*	China South City Holdings Ltd.	13,042,000	202
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	327,522	202
	Jinneng Science&Technology Co. Ltd. Class A	234,000	201
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	170,300	201
*	Beijing Join-Cheer Software Co. Ltd. Class A	226,000	201
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	95,600	200
	Chongqing Port Co. Ltd. Class A	273,500	200
90

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Hainan Haiyao Co. Ltd. Class A	301,000	199
*	Phenix Optical Co. Ltd. Class A	72,400	199
*	Kunming Yunnei Power Co. Ltd. Class A	459,000	198
	Jinghua Pharmaceutical Group Co. Ltd. Class A	206,290	198
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	249,000	198
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	91,000	197
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	109,000	196
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	79,100	196
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	223,200	196
	MYS Group Co. Ltd. Class A	405,400	195
	Foran Energy Group Co. Ltd. Class A	138,236	195
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	149,941	195
	Shenzhen Topway Video Communication Co. Ltd. Class A	176,300	195
*	New Journey Health Technology Group Co. Ltd. Class A	620,500	195
*	Jishi Media Co. Ltd. Class A	816,900	195
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	576,200	194
*	VanJee Technology Co. Ltd. Class A	53,100	194
*,1	CMGE Technology Group Ltd.	4,511,200	194
	Shandong Bohui Paper Industrial Co. Ltd. Class A	327,058	194
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	179,340	194
	Changzheng Engineering Technology Co. Ltd. Class A	84,100	194
	Hangxiao Steel Structure Co. Ltd. Class A	556,700	193
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	272,400	193
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	398,900	193
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	192
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	128,100	192
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	81,100	192
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	386,700	192
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	32,300	192
*	CICT Mobile Communication Technology Co. Ltd. Class A	262,792	192
	Shandong Dawn Polymer Co. Ltd. Class A	89,300	191
	Hangzhou Sunrise Technology Co. Ltd. Class A	87,100	190
	Hangzhou Jiebai Group Co. Ltd. Class A	174,193	190
	Kuangda Technology Group Co. Ltd. Class A	274,200	190
	Zhende Medical Co. Ltd. Class A	71,800	189
	Windey Energy Technology Group Co. Ltd. Class A	130,632	189
*	YaGuang Technology Group Co. Ltd. Class A	245,600	188
*	China Union Holdings Ltd. Class A	374,800	188
*	Jiangsu Lopal Tech Co. Ltd. Class A	140,092	188
	Baoxiniao Holding Co. Ltd. Class A	356,800	188
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	212,000	187
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	187
	Shenzhen Invt Electric Co. Ltd. Class A	176,700	187
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	76,700	187
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	33,231	186
	Goldenmax International Group Ltd. Class A	166,100	185
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	250,500	185
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	112,400	185
	CQ Pharmaceutical Holding Co. Ltd. Class A	275,200	184
	Three's Co. Media Group Co. Ltd. Class A	48,234	184
*	Fujian Snowman Group Co. Ltd. Class A	174,100	183
	Shenzhen Heungkong Holding Co. Ltd. Class A	814,500	183
	Haining China Leather Market Co. Ltd. Class A	321,700	183
*	Duolun Technology Corp. Ltd. Class A	170,700	183
*	Tongding Interconnection Information Co. Ltd. Class A	287,300	182
*	China High Speed Railway Technology Co. Ltd. Class A	490,300	182
	Dongfeng Electronic Technology Co. Ltd. Class A	99,200	182
	Hunan Aihua Group Co. Ltd. Class A	86,843	181
	Luyang Energy-Saving Materials Co. Ltd.	109,666	181
*	Long Yuan Construction Group Co. Ltd. Class A	340,500	180
*	Foshan Yowant Technology Co. Ltd. Class A	224,200	180
	Jiangsu General Science Technology Co. Ltd. Class A	286,500	180
	Emei Shan Tourism Co. Ltd. Class A	96,900	180
	Bear Electric Appliance Co. Ltd. Class A	28,800	179
	Hangzhou Onechance Tech Corp. Class A	54,300	179
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	125,997	178
	Ningbo Peacebird Fashion Co. Ltd. Class A	81,300	178
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	62,100	177
*	Nuode New Materials Co. Ltd. Class A	420,892	177
	Hubei Century Network Technology Co. Ltd. Class A	108,400	177
91

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sanjiang Shopping Club Co. Ltd. Class A	111,700	175
*	Hanwang Technology Co. Ltd. Class A	61,600	175
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	141,400	175
	Hongrun Construction Group Co. Ltd. Class A	264,700	174
*	Eastone Century Technology Co. Ltd. Class A	207,100	174
	Zhejiang Hangmin Co. Ltd. Class A	177,100	173
	DLG Exhibitions & Events Corp. Ltd. Class A	162,440	173
	KBC Corp. Ltd. Class A	50,984	172
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	171
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	127,900	171
*	NSFOCUS Technologies Group Co. Ltd. Class A	176,300	170
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	102,100	170
	Hengbao Co. Ltd. Class A	156,500	170
	Vatti Corp. Ltd. Class A	189,900	169
	Tongyu Communication Inc. Class A	84,130	169
	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	169
	Eastcompeace Technology Co. Ltd. Class A	125,200	169
*	Jilin Yatai Group Co. Ltd. Class A	787,400	169
	CITIC Press Corp. Class A	40,700	168
	Bafang Electric Suzhou Co. Ltd. Class A	45,408	168
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	207,900	168
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	263,094	168
	China Sports Industry Group Co. Ltd. Class A	153,800	168
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	285,100	168
*	Transwarp Technology Shanghai Co. Ltd. Class A	23,390	168
	Guangdong Shaoneng Group Co. Ltd. Class A	214,700	167
	Beijing Jingyuntong Technology Co. Ltd. Class A	510,900	167
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	88,300	167
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	141,200	166
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	181,413	166
	Qingdao Gaoce Technology Co. Ltd. Class A	138,875	166
	Bmc Medical Co. Ltd. Class A	16,520	166
	Ningbo Cixing Co. Ltd. Class A	147,600	166
	Era Co. Ltd. Class A	301,200	165
*	Hunan New Wellful Co. Ltd. Class A	198,000	165
	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	164
	Black Peony Group Co. Ltd. Class A	228,740	164
	Shenzhen Click Technology Co. Ltd. Class A	97,400	164
	Jiangsu Hongdou Industrial Co. Ltd. Class A	558,000	163
*	Lingyuan Iron & Steel Co. Ltd. Class A	714,300	163
	Suzhou Good-Ark Electronics Co. Ltd. Class A	128,600	162
	China Conch Environment Protection Holdings Ltd.	2,346,127	162
	Xiamen Jihong Technology Co. Ltd. Class A	85,000	161
	Marssenger Kitchenware Co. Ltd. Class A	93,000	161
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	188,579	161
	Time Publishing & Media Co. Ltd. Class A	148,360	161
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	150,600	161
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	84,992	160
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	365,800	160
	Center International Group Co. Ltd. Class A	116,800	160
	Yibin Tianyuan Group Co. Ltd. Class A	263,250	159
	Jiangsu Transimage Technology Co. Ltd. Class A	75,300	159
	Lianhe Chemical Technology Co. Ltd. Class A	181,800	158
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	198,200	158
	Chengdu ALD Aviation Manufacturing Corp. Class A	64,854	158
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	259,500	157
	Shanghai Industrial Development Co. Ltd. Class A	368,600	157
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	367,200	157
	Shenzhen Textile Holdings Co. Ltd. Class A	115,200	157
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	128,200	156
*	Sun Create Electronics Co. Ltd. Class A	60,600	156
*	China Aluminum International Engineering Corp. Ltd. Class A	257,600	155
	China CYTS Tours Holding Co. Ltd. Class A	115,800	155
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	62,100	154
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	323,580	154
	Truking Technology Ltd. Class A	148,900	153
*	Beijing Aerospace Changfeng Co. Ltd. Class A	104,500	153
	Xiangyu Medical Co. Ltd. Class A	28,740	152
	Shenzhen Xinyichang Technology Co. Ltd. Class A	25,981	152
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	178,920	151
92

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Piesat Information Technology Co. Ltd. Class A	63,448	150
*	Suzhou Jinfu Technology Co. Ltd. Class A	214,600	150
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	356,300	150
	Chengdu Hongqi Chain Co. Ltd. Class A	190,800	149
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	120,900	148
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	36,200	148
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	217,600	148
	Huangshan Novel Co. Ltd. Class A	100,200	148
*	Beijing Global Safety Technology Co. Ltd. Class A	52,500	147
	Canny Elevator Co. Ltd. Class A	146,200	146
	Foshan Electrical & Lighting Co. Ltd. Class A	175,500	146
*	Beijing Fengjing Automotive Parts Co. Ltd.	295,200	146
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	97,700	146
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	74,540	146
	Guangdong Shirongzhaoye Co. Ltd. Class A	191,100	146
	Yechiu Metal Recycling China Ltd. Class A	444,700	146
	Guangdong Goworld Co. Ltd. Class A	107,200	145
	ZheJiang Dali Technology Co. Ltd. Class A	131,920	145
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	34,900	145
	Bestore Co. Ltd. Class A	89,500	145
	Changchun BCHT Biotechnology Co. Ltd. Class A	51,410	145
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	73,700	143
*	World Union Group Inc. Class A	461,300	142
	Shanghai Hile Bio-Technology Co. Ltd. Class A	151,300	142
	Tianjin Teda Co. Ltd. Class A	277,600	141
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	141
	Guangxi Energy Co. Ltd. Class A	240,200	141
	Zhongyuan Environment-Protection Co. Ltd. Class A	125,200	140
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	108,600	140
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	153,500	140
	Guizhou Guihang Automotive Components Co. Ltd. Class A	86,000	140
	Xiamen Xiangyu Co. Ltd. Class A	155,733	139
*	Beijing Baination Pictures Co. Ltd. Class A	213,700	139
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	332,200	138
	Fujian Qingshan Paper Industry Co. Ltd. Class A	466,900	137
	Gansu Yasheng Industrial Group Co. Ltd. Class A	351,100	137
	Shenzhen Jinjia Group Co. Ltd. Class A	274,000	136
[2]	China New Higher Education Group Ltd.	1,257,591	136
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	236,200	136
*	Hiconics Eco-energy Technology Co. Ltd. Class A	187,400	136
*	ChangYuan Technology Group Ltd. Class A	286,700	136
	Cybrid Technologies Inc. Class A	105,000	134
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	111,900	134
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	79,600	134
	Gansu Shangfeng Cement Co. Ltd. Class A	109,920	133
	YGSOFT Inc. Class A	167,942	132
	Shunfa Hengneng Corp. Class A	347,900	132
	Liaoning Energy Industry Co. Ltd. Class A	274,700	132
*	Triumph New Energy Co. Ltd. Class A	102,500	130
	Qingdao Citymedia Co. Ltd. Class A	143,700	130
	Guizhou Gas Group Corp. Ltd. Class A	137,700	129
	Wuhan Keqian Biology Co. Ltd. Class A	57,815	129
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	230,900	129
	Hongli Zhihui Group Co. Ltd. Class A	149,800	128
	Hengdian Entertainment Co. Ltd. Class A	58,900	128
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	44,000	128
*	Blue Sail Medical Co. Ltd. Class A	182,199	127
	ZhongYeDa Electric Co. Ltd. Class A	107,300	127
	Shenzhen Topraysolar Co. Ltd. Class A	307,500	126
	Shandong Head Co. Ltd. Class A	80,800	125
*	Sinopec Oilfield Equipment Corp. Class A	150,700	124
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	174,000	123
	Joeone Co. Ltd. Class A	101,800	123
	Beijing North Star Co. Ltd. Class H	1,378,000	122
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	122
	Shenzhen Tellus Holding Co. Ltd. Class A	52,900	122
	Jiangsu Changbao Steeltube Co. Ltd. Class A	170,700	122
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	156,100	121
	Shanghai Baosteel Packaging Co. Ltd. Class A	185,800	121
	Luoniushan Co. Ltd. Class A	147,401	120
93

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	120
	Xiamen Port Development Co. Ltd. Class A	117,600	120
*	Shenzhen Deren Electronic Co. Ltd. Class A	152,571	119
*	Sino GeoPhysical Co. Ltd. Class A	52,800	118
	China Railway Tielong Container Logistics Co. Ltd. Class A	152,400	118
	China Wuyi Co. Ltd. Class A	320,400	118
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	250,300	118
	Bros Eastern Co. Ltd. Class A	172,700	118
	Orient International Enterprise Ltd. Class A	114,600	118
	Zhejiang Meida Industrial Co. Ltd. Class A	119,400	117
	Top Resource Energy Co. Ltd. Class A	192,500	117
*	Zhejiang Tony Electronic Co. Ltd. Class A	51,500	117
	Shanxi Blue Flame Holding Co. Ltd. Class A	131,600	116
	Suzhou Oriental Semiconductor Co. Ltd. Class A	20,614	116
	Shanxi Guoxin Energy Corp. Ltd. Class A	331,780	116
	Huludao Zinc Industry Co. Class A	294,600	116
	CCS Supply Chain Management Co. Ltd. Class A	196,000	115
	Fuan Pharmaceutical Group Co. Ltd. Class A	203,600	113
	Changshu Fengfan Power Equipment Co. Ltd. Class A	199,000	113
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A (XSSC)	83,400	112
*	INKON Life Technology Co. Ltd. Class A	86,900	112
*	Shanghai Medicilon Inc. Class A	27,033	112
	Cangzhou Dahua Co. Ltd. Class A	79,100	111
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	36,552	110
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	196,300	109
*	Jiangsu Zongyi Co. Ltd. Class A	197,500	109
*	Dongjiang Environmental Co. Ltd. Class A	180,649	101
*	Sino-Ocean Group Holding Ltd.	4,295,000	99
	Zhuhai Port Co. Ltd. Class A	136,000	98
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	166,900	98
	Bestsun Energy Co. Ltd. Class A	204,000	95
	Beijing Sanyuan Foods Co. Ltd. Class A	154,900	93
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	92,200	92
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,122,100	87
*,2	Arrail Group Ltd.	342,000	87
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	26,200	85
	Shenzhen Properties & Resources Development Group Ltd. Class A	73,800	84
*	Shandong Longda Meishi Co. Ltd. Class A	97,800	84
	EIT Environmental Development Group Co. Ltd. Class A	38,200	83
*	Beijing Sinohytec Co. Ltd. Class A	29,519	83
*	Anyang Iron & Steel Inc. Class A	318,700	81
	Shanxi Coking Co. Ltd. Class A	165,100	79
*	Rainbow Digital Commercial Co. Ltd. Class A	106,500	78
	Jiangsu Lianyungang Port Co. Ltd. Class A	105,900	78
*,3	Beijing Tongtech Co. Ltd. Class A	135,460	77
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,532,300	76
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	70,300	76
	Shanghai Bright Meat Group Co. Ltd. Class A	66,091	74
*	Henan Ancai Hi-Tech Co. Ltd. Class A	131,900	72
*,3	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	155,900	68
	Shandong Xiantan Co. Ltd. Class A	82,100	67
*	Tangrenshen Group Co. Ltd. Class A	99,700	66
	Jangho Group Co. Ltd. Class A	89,000	65
	Goldcard Smart Group Co. Ltd. Class A	37,900	61
	Guangxi LiuYao Group Co. Ltd. Class A	26,100	61
*,3	Guangdong Highsun Group Co. Ltd. Class A	631,300	54
	Beijing North Star Co. Ltd. Class A	211,300	48
	Nanjing Pharmaceutical Co. Ltd. Class A	61,100	44
*	JinJian Cereals Industry Co. Ltd. Class A	45,700	42
*,3	Orient Group Inc. Class A	831,200	41
	Xiamen International Airport Co. Ltd. Class A	16,500	32
	Zhejiang Yasha Decoration Co. Ltd. Class A	50,000	25
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	472,700	24
	FAWER Automotive Parts Co. Ltd. Class A	25,900	21
*,3	Blivex Energy Technology Co. Ltd. Class A	1,301,479	20
*,3	Ningxia Zhongyin Cashmere Co. Ltd. Class A	545,000	14
	Yabao Pharmaceutical Group Co. Ltd. Class A	14,600	12
*,3	China Fishery Group Ltd.	578,512	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	—
94

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	1,202,200	—
			572,869
Denmark (1.6%)
	Ringkjoebing Landbobank A/S	83,436	15,953
*	NKT A/S	171,853	13,993
	Royal Unibrew A/S	161,447	12,838
	Jyske Bank A/S (Registered)	143,833	11,797
	ISS A/S	470,081	11,795
	Sydbank A/S	165,204	10,580
*	ALK-Abello A/S	422,892	9,858
	Ambu A/S Class B	502,889	9,077
	FLSmidth & Co. A/S	181,179	8,577
*	Spar Nord Bank A/S	243,059	7,800
	Alm Brand A/S	2,720,319	6,446
*	GN Store Nord A/S	414,509	6,258
*,2	Netcompany Group A/S	133,149	6,011
*	Bavarian Nordic A/S	221,363	5,263
	Chemometec A/S	52,678	3,795
	Schouw & Co. A/S	40,296	3,673
[1]	TORM plc Class A	168,095	2,801
[2]	Scandinavian Tobacco Group A/S	138,749	2,020
	UIE plc	41,521	1,985
*	NTG Nordic Transport Group A/S	50,902	1,935
	Svitzer Group A/S	44,059	1,847
	D/S Norden A/S	61,572	1,677
*	Dfds A/S	106,750	1,485
*,1	Gubra A/S	14,845	855
			158,319
Egypt (0.1%)
	Talaat Moustafa Group	3,750,979	3,832
	Eastern Co. SAE	4,300,752	2,961
*	EFG Holding SAE	3,862,028	2,166
*	Fawry for Banking & Payment Technology Services SAE	6,114,415	1,282
	Telecom Egypt Co.	1,716,545	1,169
			11,410
Finland (0.9%)
	Konecranes OYJ	229,594	15,382
	Huhtamaki OYJ	300,613	11,068
	Mandatum OYJ	1,528,915	10,806
	Kemira OYJ	371,912	7,674
*	Kojamo OYJ	505,329	5,882
	Hiab OYJ	121,852	5,798
	TietoEVRY OYJ (XHEL)	277,224	4,967
	Kalmar OYJ Class B	155,758	4,935
[1]	Outokumpu OYJ	1,111,672	4,279
*	QT Group OYJ	62,268	4,063
[2]	Terveystalo OYJ	267,158	3,713
[1]	Nokian Renkaat OYJ	389,365	3,097
	Sanoma OYJ	242,213	2,668
	Tokmanni Group Corp.	166,907	2,633
	Revenio Group OYJ	71,299	2,230
*	YIT OYJ	632,267	1,845
	Metsa Board OYJ Class B	478,601	1,747
	Citycon OYJ	292,285	1,174
	TietoEVRY OYJ	56,975	1,022
	Finnair OYJ	289,343	782
			95,765
France (2.6%)
	SPIE SA	435,255	21,333
	Gaztransport Et Technigaz SA	111,958	18,249
	Technip Energies NV	437,525	14,930
	Elis SA	563,462	14,463
	Nexans SA	96,346	10,584
*	Vallourec SACA	536,802	9,922
	Rubis SCA	304,065	9,897
	Sopra Steria Group	45,458	9,321
	Alten SA	94,287	7,992
[2]	Verallia SA	222,631	7,444
95

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Coface SA	349,266	7,159
	Valeo SE	711,025	7,061
	Pluxee NV	282,949	6,363
	SES SA	1,132,385	6,004
	IPSOS SA	119,964	5,680
[1]	VusionGroup	25,145	5,043
	Virbac SACA	13,512	4,764
*	SOITEC	80,341	4,560
	Societe BIC SA	68,015	4,401
*,2	Worldline SA	785,871	4,354
*	ID Logistics Group SACA	9,370	4,220
*	Carmila SA	190,004	4,130
*	JCDecaux SE	233,666	4,067
*	Mercialys SA	290,872	3,894
	Remy Cointreau SA	71,666	3,885
	Forvia SE	502,357	3,881
*	Ubisoft Entertainment SA	293,874	3,462
*,1	Air France-KLM	374,604	3,271
	Imerys SA	97,849	3,269
	Metropole Television SA	193,098	3,034
	Trigano SA	24,708	2,935
	Television Francaise 1 SA	288,161	2,753
	Vicat SACA	48,275	2,703
	Interparfums SA	64,860	2,571
	ARGAN SA	36,597	2,529
	ICADE	103,668	2,463
	Derichebourg SA	313,262	2,155
	Opmobility	187,677	2,103
	Altarea SCA	17,168	1,984
	Quadient SA	104,529	1,979
[1]	Eramet SA	32,265	1,789
*,1	Eutelsat Communications SACA	435,072	1,777
	Mersen SA	79,747	1,709
[1]	Wavestone	30,932	1,651
*	Planisware SA	58,672	1,592
	Lagardere SA	70,563	1,527
*	Viridien	23,657	1,403
*	Nexity SA	133,057	1,395
	Peugeot Invest SA	16,863	1,393
	Fnac Darty SA	35,640	1,241
	Esso SA Francaise	7,420	1,193
*,2	Elior Group SA	383,948	1,163
[1]	Beneteau SACA	124,553	1,139
*	Lisi SA Prime de fidelite	35,980	1,127
*,1	Voltalia SA (Registered)	129,969	1,077
	Antin Infrastructure Partners SA	90,956	1,065
	Manitou BF SA	45,262	1,044
	GL Events SACA	41,305	1,030
*,1,2	X-Fab Silicon Foundries SE	184,183	1,027
	Etablissements Maurel et Prom SA	189,222	974
*	OVH Groupe SAS	66,841	889
	Equasens	16,572	731
*,2	Aramis Group SAS	60,452	548
	LISI SA (XPAR)	12,798	401
			269,697
Germany (3.1%)
	thyssenkrupp AG	1,584,962	18,177
	Freenet AG	383,330	15,940
[1]	Hensoldt AG	185,246	14,351
*	TUI AG	1,428,644	10,993
	RENK Group AG	178,220	10,737
*,2	Auto1 Group SE	432,959	10,403
	K&S AG (Registered)	574,504	10,020
[1]	Aurubis AG	97,102	8,478
	LANXESS AG	275,649	8,276
*	TAG Immobilien AG	481,250	7,835
*,1,2	Redcare Pharmacy NV	51,427	7,685
	Gerresheimer AG	110,391	7,490
*	Nordex SE	398,283	7,457
96

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	flatexDEGIRO AG	281,645	7,412
	Bilfinger SE	83,069	7,065
*	Aroundtown SA	2,182,290	6,520
	Krones AG	43,871	6,413
*,2	TeamViewer SE	417,008	6,406
	United Internet AG (Registered)	278,913	6,325
	Stroeer SE & Co. KGaA	100,401	5,995
[1]	HUGO BOSS AG	141,499	5,902
*	IONOS Group SE	162,030	5,405
*	HelloFresh SE	506,121	5,270
	AIXTRON SE	353,888	4,805
*,1	Evotec SE	524,838	4,393
	Atoss Software SE	27,866	4,189
	Sixt SE (XETR)	42,250	4,017
[2]	Befesa SA	123,343	3,751
	Duerr AG	154,386	3,655
	Hornbach Holding AG & Co. KGaA	30,120	3,391
	Deutz AG	426,725	3,313
*	Hypoport SE	13,525	3,145
	Jenoptik AG	156,946	3,133
[1]	Kontron AG	126,922	3,084
	Eckert & Ziegler SE	44,872	3,067
[1]	Schaeffler AG	702,857	3,033
[1]	ProSiebenSat.1 Media SE	430,784	3,006
[1]	Schott Pharma AG & Co. KGaA	106,532	3,004
	Suedzucker AG	205,316	2,764
*,1,2	Deutsche Pfandbriefbank AG	423,369	2,597
[1]	PNE AG	147,739	2,584
	Vossloh AG	32,256	2,548
	Wacker Neuson SE	94,658	2,545
*	Grand City Properties SA	213,192	2,545
	Dermapharm Holding SE	57,584	2,516
	CANCOM SE	78,176	2,400
	1&1 AG	132,117	2,348
	KWS Saat SE & Co. KGaA	35,539	2,242
*	CECONOMY AG	607,061	2,157
	Pfeiffer Vacuum Technology AG	11,996	2,114
[1]	Siltronic AG	51,341	2,088
	Stabilus SE	74,989	2,080
*,1	Nagarro SE	28,665	2,044
	Indus Holding AG	70,265	1,979
	Salzgitter AG	77,527	1,916
	Elmos Semiconductor SE	25,736	1,753
	GFT Technologies SE	58,279	1,646
	Kloeckner & Co. SE	200,865	1,617
	Wuestenrot & Wuerttembergische AG	98,370	1,584
	Adtran Networks SE	64,228	1,477
*	Douglas AG	117,750	1,403
	Norma Group SE	108,655	1,366
	Adesso SE	12,128	1,347
	Deutsche EuroShop AG	59,365	1,303
[1]	Secunet Security Networks AG	5,369	1,252
	GRENKE AG	80,897	1,240
*,1	Deutsche Beteiligungs AG	42,643	1,219
	PATRIZIA SE	143,185	1,201
	Energiekontor AG	23,497	1,132
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	104,140	1,084
*	About You Holding SE	140,073	1,033
[1]	SMA Solar Technology AG	51,283	889
[1]	Verbio SE	68,651	810
*,1	SGL Carbon SE	180,670	723
	Takkt AG	80,195	693
	STRATEC SE	24,229	659
*,1	BayWa AG	43,712	401
*	Pentixapharm Holding AG	62,045	204
			319,044
Greece (0.0%)
	Hellenic Exchanges - Athens Stock Exchange SA	149,489	895
	Ideal Holdings SA	94,305	673
97

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Fourlis Holdings SA	140,956	638
	Intracom Holdings SA (Registered)	155,240	544
			2,750
Hong Kong (0.6%)
	United Laboratories International Holdings Ltd.	3,000,500	5,377
	Pacific Basin Shipping Ltd.	15,646,532	3,508
	Vitasoy International Holdings Ltd.	2,556,957	3,294
	Stella International Holdings Ltd.	1,832,500	3,281
	Fortune REIT	4,291,589	2,401
*,1	Vobile Group Ltd.	5,558,000	2,335
*,1,2	CARsgen Therapeutics Holdings Ltd.	1,142,500	2,277
*,1,2	Everest Medicines Ltd.	342,000	2,172
*,1	Cowell e Holdings Inc.	700,000	2,012
	Luk Fook Holdings International Ltd.	905,399	1,976
	Dah Sing Financial Holdings Ltd.	524,800	1,916
	HKBN Ltd.	2,660,629	1,739
[1]	SUNeVision Holdings Ltd.	2,053,000	1,717
	VSTECS Holdings Ltd.	2,136,000	1,645
[1]	CGN Mining Co. Ltd.	8,335,000	1,545
*,1	Envision Greenwise Holdings Ltd.	1,389,620	1,478
*,1	Mongolian Mining Corp.	1,728,000	1,428
[3]	Jinchuan Group International Resources Co. Ltd.	16,346,000	1,349
	IGG Inc.	2,555,000	1,231
*,1	Realord Group Holdings Ltd.	1,192,000	1,088
*,1	Melco International Development Ltd.	2,613,355	1,083
	CITIC Telecom International Holdings Ltd.	3,550,004	1,080
	Guotai Junan International Holdings Ltd.	8,385,000	1,080
	China Travel International Investment Hong Kong Ltd.	8,060,000	1,047
	Cafe de Coral Holdings Ltd.	1,134,000	1,042
	K Wah International Holdings Ltd.	4,415,398	989
	Huabao International Holdings Ltd.	3,233,000	957
*	Value Partners Group Ltd.	5,239,434	918
	Theme International Holdings Ltd.	17,028,347	856
	Sunlight REIT	3,328,072	827
	Chow Sang Sang Holdings International Ltd.	819,565	803
	Giordano International Ltd.	4,111,735	792
	SmarTone Telecommunications Holdings Ltd.	1,408,730	771
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	702,000	762
	Truly International Holdings Ltd.	5,557,000	682
	Prosperity REIT	4,094,000	617
	Far East Consortium International Ltd.	4,477,043	514
	Hutchison Telecommunications Hong Kong Holdings Ltd.	3,682,000	480
*	Television Broadcasts Ltd.	1,164,300	464
[1]	LK Technology Holdings Ltd.	1,281,975	461
	Texhong International Group Ltd.	1,042,500	454
	Asia Cement China Holdings Corp.	1,403,500	410
	CITIC Resources Holdings Ltd.	8,728,000	399
	Singamas Container Holdings Ltd.	4,947,960	388
*	Shun Tak Holdings Ltd.	4,454,000	321
*,1	C-Mer Medical Holdings Ltd.	1,474,000	321
*,2	IMAX China Holding Inc.	369,766	308
	Sa Sa International Holdings Ltd.	3,888,000	294
*	Powerlong Real Estate Holdings Ltd.	4,316,000	191
*	OCI International Holdings Ltd.	2,244,268	94
*	Hong Kong Technology Venture Co. Ltd.	75,266	20
*	Apollo Future Mobility Group Ltd.	138,485	18
*,3	Convoy Inc.	26,130,000	—
			63,212
Iceland (0.1%)
	Heimar HF	5,776,121	1,611
	Sjova-Almennar Tryggingar HF	3,086,009	1,043
	Skagi Hf	5,982,665	863
	Siminn HF	7,435,193	801
*	Olgerdin Egill Skallagrims HF	5,007,594	710
*	Kaldalon Hf.	3,073,378	594
*	Icelandair Group HF	68,612,510	541
			6,163
98

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
India (7.6%)
	Crompton Greaves Consumer Electricals Ltd.	2,078,943	8,303
	JK Cement Ltd.	135,710	8,183
	Radico Khaitan Ltd.	260,481	7,565
	Cholamandalam Financial Holdings Ltd.	310,377	6,868
	Computer Age Management Services Ltd.	148,159	6,832
	Apollo Tyres Ltd.	1,179,620	6,591
*	Delhivery Ltd.	1,730,458	6,254
*,2	Krishna Institute of Medical Sciences Ltd.	790,830	6,148
	Navin Fluorine International Ltd.	112,359	6,016
*	Aditya Birla Fashion & Retail Ltd.	1,895,619	5,907
*	Five-Star Business Finance Ltd.	695,575	5,817
	Multi Commodity Exchange of India Ltd.	79,996	5,810
	Redington Ltd.	1,937,120	5,632
[2]	Aster DM Healthcare Ltd.	896,315	5,354
	Brigade Enterprises Ltd.	426,823	5,193
	Angel One Ltd.	188,229	5,175
	Tata Chemicals Ltd.	522,973	5,173
	Amara Raja Energy & Mobility Ltd.	442,302	5,095
*	Global Health Ltd.	352,074	4,985
*,2	PNB Housing Finance Ltd. (XNSE)	413,003	4,953
	Narayana Hrudayalaya Ltd.	233,112	4,849
	Manappuram Finance Ltd.	1,754,986	4,795
	PG Electroplast Ltd.	466,720	4,677
[2]	Brookfield India Real Estate Trust	1,353,709	4,639
	Ramco Cements Ltd.	415,077	4,628
*	IIFL Finance Ltd.	1,068,622	4,539
*	Suven Pharmaceuticals Ltd.	331,190	4,467
*	Inox Wind Ltd.	2,211,727	4,425
	Godfrey Phillips India Ltd.	46,163	4,425
	Piramal Pharma Ltd.	1,763,935	4,408
	Carborundum Universal Ltd.	361,601	4,371
*	Amber Enterprises India Ltd.	59,673	4,356
*	Reliance Power Ltd.	9,158,491	4,336
[2]	Gland Pharma Ltd.	257,180	4,264
	JB Chemicals & Pharmaceuticals Ltd.	222,219	4,234
	Atul Ltd.	52,556	4,206
	Kalpataru Projects International Ltd.	364,952	4,199
	Chambal Fertilisers & Chemicals Ltd.	504,419	4,136
	Aegis Logistics Ltd.	437,299	4,061
	Himadri Speciality Chemical Ltd.	764,935	3,968
	Firstsource Solutions Ltd.	971,303	3,901
	CESC Ltd.	2,063,826	3,883
*	Wockhardt Ltd.	251,374	3,864
	Cyient Ltd.	274,027	3,857
	Aditya Birla Real Estate Ltd.	169,313	3,852
	Welspun Corp. Ltd.	418,574	3,811
	Neuland Laboratories Ltd.	26,511	3,759
	Nuvama Wealth Management Ltd.	51,763	3,752
	Sammaan Capital Ltd.	2,621,429	3,745
	Elgi Equipments Ltd.	704,519	3,721
	LMW Ltd.	19,203	3,707
	Poly Medicure Ltd.	121,610	3,706
	Sundram Fasteners Ltd.	338,861	3,679
	Motherson Sumi Wiring India Ltd.	5,485,857	3,617
	KEC International Ltd.	430,160	3,560
*	Aavas Financiers Ltd.	153,362	3,529
	Gujarat State Petronet Ltd.	917,835	3,526
	SKF India Ltd.	75,277	3,461
*	Affle India Ltd.	183,125	3,434
	Great Eastern Shipping Co. Ltd.	332,378	3,420
	NBCC India Ltd.	3,027,162	3,410
	Concord Biotech Ltd.	189,613	3,400
	NCC Ltd.	1,341,317	3,356
[2]	Eris Lifesciences Ltd.	195,811	3,321
*	Reliance Infrastructure Ltd.	1,082,720	3,258
	Karur Vysya Bank Ltd.	1,260,419	3,258
	Zensar Technologies Ltd.	380,744	3,257
*,2	Lemon Tree Hotels Ltd.	1,999,236	3,247
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	211,293	3,200
99

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	Indian Energy Exchange Ltd.	1,419,338	3,194
	Sonata Software Ltd.	638,166	3,187
[2]	Mindspace Business Parks REIT	696,599	3,177
	UTI Asset Management Co. Ltd.	262,932	3,168
	Asahi India Glass Ltd.	361,838	3,142
	KPR Mill Ltd.	264,152	3,121
	Kfin Technologies Ltd.	218,558	3,107
[2]	Home First Finance Co. India Ltd.	212,461	3,094
*	EID Parry India Ltd.	319,125	3,088
*	Devyani International Ltd.	1,424,563	3,027
	EIH Ltd.	686,169	3,008
	Grindwell Norton Ltd.	149,647	2,991
	Tata Investment Corp. Ltd.	42,406	2,990
	Timken India Ltd.	102,124	2,966
	ZF Commercial Vehicle Control Systems India Ltd.	19,910	2,955
*	Jyoti CNC Automation Ltd.	231,194	2,947
	Sobha Ltd. (XNSE)	186,509	2,927
	Mahanagar Gas Ltd.	183,528	2,921
	Ratnamani Metals & Tubes Ltd.	89,799	2,859
	Intellect Design Arena Ltd.	305,384	2,850
	Natco Pharma Ltd.	280,274	2,822
	Ceat Ltd.	70,041	2,763
	Triveni Turbine Ltd.	447,159	2,751
*	Jaiprakash Power Ventures Ltd.	15,702,693	2,706
	Data Patterns India Ltd.	90,861	2,668
	Jubilant Pharmova Ltd.	249,766	2,651
*	Cartrade Tech Ltd.	130,436	2,632
*	Nazara Technologies Ltd.	215,828	2,582
*	PVR Inox Ltd.	231,450	2,581
	Kajaria Ceramics Ltd.	271,712	2,581
	Nava Ltd.	479,152	2,579
	Finolex Cables Ltd.	249,064	2,552
	CMS Info Systems Ltd.	487,606	2,541
	Balrampur Chini Mills Ltd.	386,761	2,522
	Gillette India Ltd.	26,401	2,508
*	PTC Industries Ltd.	16,485	2,508
	Can Fin Homes Ltd.	296,186	2,501
*	VA Tech Wabag Ltd.	164,201	2,501
[2]	IndiaMart InterMesh Ltd.	91,025	2,490
	HFCL Ltd.	2,642,415	2,484
	Kirloskar Oil Engines Ltd.	281,691	2,480
	City Union Bank Ltd.	1,168,963	2,450
	Birlasoft Ltd.	527,771	2,445
	Rainbow Children's Medicare Ltd.	147,359	2,409
	Zen Technologies Ltd.	143,569	2,409
	Sumitomo Chemical India Ltd.	398,476	2,402
	Newgen Software Technologies Ltd.	204,264	2,388
	Ramkrishna Forgings Ltd.	337,143	2,376
[2]	PowerGrid Infrastructure Investment Trust	2,500,980	2,370
	Anant Raj Ltd.	441,958	2,362
	BEML Ltd.	62,977	2,360
	Shyam Metalics & Energy Ltd.	229,695	2,340
	Granules India Ltd.	430,305	2,323
*	Sapphire Foods India Ltd.	617,963	2,315
	Jindal Saw Ltd.	777,205	2,287
	Titagarh Rail System Ltd.	255,194	2,259
	Anand Rathi Wealth Ltd.	111,608	2,255
	Aptus Value Housing Finance India Ltd.	597,144	2,254
*	Go Digit General Insurance Ltd.	662,149	2,242
	Sudarshan Chemical Industries Ltd.	184,455	2,239
	V-Guard Industries Ltd.	522,777	2,233
	LT Foods Ltd.	542,580	2,228
	Swan Energy Ltd.	467,889	2,223
	CreditAccess Grameen Ltd.	172,331	2,221
	Praj Industries Ltd.	404,743	2,202
	Craftsman Automation Ltd.	40,257	2,194
	Garden Reach Shipbuilders & Engineers Ltd.	96,034	2,181
	Marksans Pharma Ltd.	838,389	2,177
	HBL Engineering Ltd.	380,774	2,174
*	Chalet Hotels Ltd.	228,677	2,141
100

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Jupiter Life Line Hospitals Ltd.	123,189	2,139
	AMI Organics Ltd.	158,054	2,118
	AstraZeneca Pharma India Ltd.	20,267	2,077
*	Embassy Developments Ltd.	1,787,987	2,072
	Techno Electric & Engineering Co. Ltd.	163,026	2,052
*	Gokaldas Exports Ltd.	204,225	2,048
	Sanofi India Ltd.	29,088	2,045
*,2	Tejas Networks Ltd.	243,253	2,023
*	Medplus Health Services Ltd.	211,237	2,018
	Arvind Ltd.	468,558	2,018
	Hindustan Copper Ltd.	797,772	2,015
	Raymond Ltd.	110,988	2,010
	eClerx Services Ltd.	67,579	2,005
*	Honasa Consumer Ltd.	684,228	2,004
[2]	Paradeep Phosphates Ltd.	1,157,182	1,977
	BASF India Ltd.	37,863	1,970
	Gravita India Ltd.	94,623	1,970
*	Onesource Speciality Pharma Ltd.	102,449	1,969
	Finolex Industries Ltd.	953,632	1,967
	Jubilant Ingrevia Ltd.	254,246	1,940
	Transformers & Rectifiers India Ltd.	329,436	1,934
	JBM Auto Ltd.	250,220	1,926
	DCM Shriram Ltd.	161,604	1,916
	Vardhman Textiles Ltd.	356,105	1,911
	Elecon Engineering Co. Ltd.	293,559	1,894
*	Valor Estate Ltd.	918,212	1,890
	Genus Power Infrastructures Ltd.	561,340	1,888
	Jyothy Labs Ltd.	425,990	1,880
	Shakti Pumps India Ltd.	188,015	1,874
*	SignatureGlobal India Ltd.	137,865	1,872
	Aditya Birla Sun Life Asset Management Co. Ltd.	237,307	1,856
	Edelweiss Financial Services Ltd.	1,976,769	1,845
	TVS Holdings Ltd.	17,033	1,835
	Safari Industries India Ltd.	77,266	1,832
	Engineers India Ltd.	863,947	1,831
	Olectra Greentech Ltd.	132,795	1,828
	Vijaya Diagnostic Centre Ltd.	153,402	1,820
	IIFL Capital Services Ltd.	693,864	1,818
	JK Lakshmi Cement Ltd.	197,491	1,816
	CIE Automotive India Ltd.	375,497	1,804
	Kirloskar Brothers Ltd.	88,771	1,803
	Action Construction Equipment Ltd.	129,347	1,794
	Voltamp Transformers Ltd.	20,425	1,767
*	India Cements Ltd.	482,636	1,757
	Usha Martin Ltd.	512,508	1,753
	Jupiter Wagons Ltd.	417,332	1,744
*	Aadhar Housing Finance Ltd.	314,666	1,742
	Avanti Feeds Ltd.	168,287	1,741
[2]	Sansera Engineering Ltd.	135,611	1,739
	Godawari Power & Ispat Ltd.	807,012	1,738
	Mrs Bectors Food Specialities Ltd.	98,373	1,735
	Kirloskar Pneumatic Co. Ltd.	129,385	1,729
*	Westlife Foodworld Ltd.	217,919	1,725
	GHCL Ltd.	250,619	1,725
*	SBFC Finance Ltd.	1,415,632	1,710
	Bombay Burmah Trading Co.	76,769	1,693
	Sanofi Consumer Healthcare India Ltd.	28,954	1,689
	Supreme Petrochem Ltd.	219,455	1,688
	Sarda Energy & Minerals Ltd.	313,239	1,681
	Strides Pharma Science Ltd.	216,653	1,669
	Bikaji Foods International Ltd.	200,808	1,662
*	Ola Electric Mobility Ltd.	2,862,946	1,651
	Century Plyboards India Ltd.	196,541	1,627
	PTC India Ltd.	778,248	1,625
	JM Financial Ltd.	1,351,219	1,623
	Vesuvius India Ltd.	29,429	1,619
	AurionPro Solutions Ltd.	95,185	1,611
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	278,620	1,603
	Procter & Gamble Health Ltd.	26,573	1,600
	Orient Cement Ltd.	385,868	1,596
101

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	NMDC Steel Ltd.	3,809,311	1,594
	Gujarat State Fertilizers & Chemicals Ltd.	720,680	1,590
	Caplin Point Laboratories Ltd.	71,446	1,589
	Alembic Pharmaceuticals Ltd.	152,633	1,582
	Doms Industries Ltd.	48,815	1,582
	Vinati Organics Ltd.	82,063	1,579
	BLS International Services Ltd.	375,243	1,577
	PCBL CHEMICAL Ltd.	367,052	1,562
*	GMR Power & Urban Infra Ltd.	1,157,269	1,553
	CCL Products India Ltd.	221,625	1,551
*,2	Metropolis Healthcare Ltd.	76,776	1,548
	RR Kabel Ltd.	124,335	1,538
	TD Power Systems Ltd.	297,726	1,524
	Welspun India Ltd.	1,005,316	1,514
[2]	Ujjivan Small Finance Bank Ltd.	2,991,393	1,512
	Akzo Nobel India Ltd.	36,969	1,510
	HEG Ltd.	273,268	1,509
[2]	IRCON International Ltd.	829,933	1,500
*	Hindustan Construction Co. Ltd.	4,907,046	1,495
	Saregama India Ltd.	240,703	1,495
	JK Tyre & Industries Ltd.	407,117	1,494
*	Jai Balaji Industries Ltd.	1,043,726	1,477
	Garware Technical Fibres Ltd.	144,562	1,473
	KSB Ltd.	169,633	1,473
	ION Exchange India Ltd.	249,015	1,471
	ITD Cementation India Ltd.	254,586	1,465
	Happiest Minds Technologies Ltd.	214,617	1,452
	Minda Corp. Ltd.	251,952	1,449
	Gujarat Pipavav Port Ltd.	911,468	1,435
	Astra Microwave Products Ltd.	145,056	1,424
[2]	KPI Green Energy Ltd.	314,433	1,419
	Time Technoplast Ltd.	354,376	1,416
	Blue Dart Express Ltd.	19,132	1,406
[2]	Equitas Small Finance Bank Ltd.	1,773,077	1,405
	Karnataka Bank Ltd.	604,308	1,403
	Prudent Corporate Advisory Services Ltd.	52,640	1,379
	Mastek Ltd.	55,314	1,368
*	Schneider Electric Infrastructure Ltd.	197,487	1,347
	Jammu & Kashmir Bank Ltd.	1,200,183	1,345
	Zydus Wellness Ltd.	63,819	1,334
[2]	Godrej Agrovet Ltd.	146,129	1,330
*	Shilpa Medicare Ltd.	173,102	1,326
	Tamilnad Mercantile Bank Ltd.	255,471	1,324
	Anup Engineering Ltd.	37,237	1,322
	Arvind Fashions Ltd.	275,542	1,299
	NIIT Learning Systems Ltd.	292,155	1,294
	Electrosteel Castings Ltd.	1,114,455	1,279
	Archean Chemical Industries Ltd.	171,487	1,271
*	Restaurant Brands Asia Ltd.	1,307,406	1,253
*	Pricol Ltd.	239,141	1,239
*	Websol Energy System Ltd.	79,888	1,238
	Care Ratings Ltd.	84,989	1,222
	Tilaknagar Industries Ltd.	360,546	1,221
*	Nuvoco Vistas Corp. Ltd.	322,332	1,220
	Triveni Engineering & Industries Ltd.	251,452	1,217
	South Indian Bank Ltd.	4,005,698	1,209
	Trident Ltd.	3,846,108	1,208
	Tanla Platforms Ltd.	214,136	1,202
	Graphite India Ltd.	222,454	1,191
*	JSW Holdings Ltd.	4,246	1,182
	Clean Science & Technology Ltd.	84,788	1,179
	Fine Organic Industries Ltd.	24,411	1,179
	Cello World Ltd.	181,980	1,179
	Orient Electric Ltd.	427,932	1,177
*	V-Mart Retail Ltd.	30,275	1,171
	Chennai Petroleum Corp. Ltd.	160,309	1,162
	Shipping Corp. of India Ltd.	549,980	1,161
	RITES Ltd.	433,786	1,157
*	Sterling & Wilson Renewable	357,511	1,151
	Suprajit Engineering Ltd.	252,518	1,150
102

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	KNR Constructions Ltd.	437,037	1,131
	PNC Infratech Ltd.	356,682	1,121
	Maharashtra Seamless Ltd.	142,687	1,110
	Garware Hi-Tech Films Ltd.	29,375	1,108
	Cera Sanitaryware Ltd.	17,367	1,099
[2]	IRB InvIT Fund	1,682,348	1,090
	EPL Ltd.	486,097	1,089
*	Network18 Media & Investments Ltd.	2,101,975	1,083
	Rhi Magnesita India Ltd.	205,892	1,075
	ISGEC Heavy Engineering Ltd.	80,137	1,071
*	IFCI Ltd.	2,114,881	1,064
	Rain Industries Ltd.	634,925	1,063
	Polyplex Corp. Ltd.	72,438	1,046
*	Chemplast Sanmar Ltd.	215,251	1,043
	GMM Pfaudler Ltd.	85,447	1,038
	Birla Corp. Ltd.	82,386	1,033
	Capri Global Capital Ltd.	538,322	1,033
*	RattanIndia Power Ltd.	8,767,903	1,032
*	TVS Supply Chain Solutions Ltd.	752,958	1,027
	Texmaco Rail & Engineering Ltd.	641,262	1,024
	Kaveri Seed Co. Ltd.	59,957	1,018
	TTK Prestige Ltd.	141,165	1,013
*	MTAR Technologies Ltd.	59,640	1,005
	Syrma SGS Technology Ltd.	180,467	1,000
*	Raymond Lifestyle Ltd.	87,567	997
	G R Infraprojects Ltd.	80,515	990
*	Rategain Travel Technologies Ltd.	190,854	980
	Infibeam Avenues Ltd. (XNSE)	4,832,595	974
*	Rajesh Exports Ltd.	452,802	971
	Mahindra Lifespace Developers Ltd.	237,951	962
*	Zaggle Prepaid Ocean Services Ltd.	251,336	958
	Railtel Corp. of India Ltd.	272,646	955
*	Borosil Renewables Ltd.	156,865	918
	Netweb Technologies India Ltd.	54,476	912
*	Sheela Foam Ltd.	119,749	911
	JK Paper Ltd.	243,224	906
*	Shree Renuka Sugars Ltd.	2,608,783	887
	KRBL Ltd.	237,888	873
*	Dhani Services Ltd.	1,261,458	860
	Bajaj Electricals Ltd.	133,381	859
	Thomas Cook India Ltd.	537,615	855
*	Ashoka Buildcon Ltd.	389,881	852
[2]	Quess Corp. Ltd.	217,366	849
	Route Mobile Ltd.	74,931	845
	Alkyl Amines Chemicals Ltd.	41,831	844
	Rallis India Ltd.	295,175	824
	DCB Bank Ltd.	501,813	804
	Galaxy Surfactants Ltd.	32,655	803
*	Eureka Forbes Ltd.	135,516	790
*	VIP Industries Ltd.	214,562	777
	Gateway Distriparks Ltd.	1,033,535	732
*	Alok Industries Ltd.	3,724,443	730
[2]	Dilip Buildcon Ltd.	145,614	729
*,3	Brightcom Group Ltd.	5,956,305	723
	NOCIL Ltd.	337,259	703
	Campus Activewear Ltd.	242,078	693
	Symphony Ltd.	49,356	674
*	TeamLease Services Ltd.	29,987	671
	Balaji Amines Ltd.	44,508	666
	Paisalo Digital Ltd.	1,678,074	642
*	Sterlite Technologies Ltd.	837,310	618
*	Just Dial Ltd.	55,459	612
	Vaibhav Global Ltd.	185,125	479
*	Bajaj Consumer Care Ltd.	238,583	470
	Pfizer Ltd.	8,816	448
	NIIT Ltd.	281,096	431
*,3	Digitide Solutions Ltd.	217,366	413
*,3	Bluspring Enterprises Ltd.	217,366	413
	Allcargo Logistics Ltd.	978,890	344
*	Sun Pharma Advanced Research Co. Ltd.	179,581	310
103

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,3	STL Networks Ltd.	837,310	256
	Vakrangee Ltd.	2,082,617	244
*,3	Chennai Super Kings Cricket Ltd.	176,674	—
			780,080
Indonesia (0.6%)
*	Bumi Resources Minerals Tbk PT	320,801,576	7,397
	Aneka Tambang Tbk	25,595,919	3,346
*	Bumi Resources Tbk PT	390,815,000	2,516
	Mitra Keluarga Karyasehat Tbk PT	16,223,800	2,453
	Japfa Comfeed Indonesia Tbk PT	20,954,800	2,299
	Medikaloka Hermina Tbk PT	30,175,193	2,056
	AKR Corporindo Tbk PT	26,505,515	2,012
	Mitra Adiperkasa Tbk PT	24,315,000	2,002
*	Bank Jago Tbk PT	16,964,200	1,891
*	Bukalapak.com PT Tbk	208,170,300	1,821
	Cisarua Mountain Dairy Tbk PT	6,262,190	1,727
	Siloam International Hospitals Tbk PT	11,017,936	1,725
	Indo Tambangraya Megah Tbk PT	1,210,700	1,605
	Medco Energi Internasional Tbk PT	22,432,688	1,419
	Pakuwon Jati Tbk PT	60,971,234	1,401
	BFI Finance Indonesia Tbk PT	25,716,100	1,359
*	Bank Pan Indonesia Tbk PT	13,129,900	1,272
*	Panin Financial Tbk PT	53,539,600	1,246
	Ciputra Development Tbk PT	21,986,255	1,219
*	Adaro Minerals Indonesia Tbk PT	22,271,579	1,209
	ESSA Industries Indonesia Tbk PT	32,029,000	1,167
	Map Aktif Adiperkasa PT	29,819,800	1,167
	Summarecon Agung Tbk PT	42,767,747	1,112
	Bank Tabungan Negara Persero Tbk PT	16,286,250	1,035
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,172,700	980
*	MNC Digital Entertainment Tbk PT	30,837,200	877
*,3	Waskita Karya Persero Tbk PT	70,850,081	862
	Aspirasi Hidup Indonesia Tbk PT	23,665,100	762
	Surya Citra Media Tbk PT	60,577,800	745
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	19,584,600	702
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	9,702,229	684
	Matahari Department Store Tbk PT	6,347,900	672
*	Timah Tbk PT	8,727,520	625
	Bank BTPN Syariah Tbk PT	8,281,700	591
*	Lippo Karawaci Tbk PT	101,371,477	562
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,641,099	503
	Astra Agro Lestari Tbk PT	1,222,600	438
*	Bank Neo Commerce Tbk PT	27,954,372	438
*	Media Nusantara Citra Tbk PT	20,513,900	324
*	Global Mediacom Tbk PT	14,197,606	122
			56,343
Ireland (0.1%)
	Cairn Homes plc (XDUB)	1,689,688	3,722
	Dalata Hotel Group plc	519,430	2,977
			6,699
Israel (1.1%)
	Clal Insurance Enterprises Holdings Ltd.	211,729	5,809
	Paz Retail & Energy Ltd.	32,856	4,639
	Alony Hetz Properties & Investments Ltd.	498,232	4,161
	Next Vision Stabilized Systems Ltd.	152,449	4,016
*	Bet Shemesh Engines Holdings 1997 Ltd.	28,596	3,827
	FIBI Holdings Ltd.	59,776	3,462
	Tel Aviv Stock Exchange Ltd.	273,175	3,359
*	OPC Energy Ltd.	349,306	3,299
*	Shikun & Binui Ltd.	1,000,820	3,279
	Electra Ltd.	6,143	3,250
	Isracard Ltd.	668,485	3,148
	Migdal Insurance & Financial Holdings Ltd.	1,604,339	3,085
	Hilan Ltd.	47,627	3,041
	Reit 1 Ltd.	580,881	3,018
*	Equital Ltd.	74,885	2,809
	Partner Communications Co. Ltd.	416,747	2,769
	Sapiens International Corp. NV	97,061	2,663
	Matrix IT Ltd.	108,495	2,656
104

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Aura Investments Ltd.	497,581	2,609
	Formula Systems 1985 Ltd.	28,968	2,558
	Ashtrom Group Ltd.	162,614	2,557
	Mega Or Holdings Ltd.	75,096	2,553
	One Software Technologies Ltd.	128,286	2,424
	YH Dimri Construction & Development Ltd.	27,749	2,341
*	Cellcom Israel Ltd.	354,339	2,244
	Kenon Holdings Ltd.	72,472	2,231
	Fox Wizel Ltd.	26,356	2,217
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	28,532	2,183
	Oil Refineries Ltd.	8,255,517	2,073
	Summit Real Estate Holdings Ltd.	133,322	1,967
	Danel Adir Yeoshua Ltd.	17,221	1,861
*	OY Nofar Energy Ltd.	73,051	1,710
	Delta Galil Ltd.	35,775	1,687
	Sella Capital Real Estate Ltd.	689,553	1,687
	Israel Canada T.R Ltd.	518,120	1,686
*	Perion Network Ltd.	162,855	1,537
	Elco Ltd.	31,194	1,385
	G City Ltd.	358,259	1,242
*	Delek Automotive Systems Ltd.	166,768	1,202
	IDI Insurance Co. Ltd.	24,851	1,164
*	Priortech Ltd.	27,689	1,125
	AudioCodes Ltd.	86,437	815
			107,348
Italy (1.7%)
	Banca Popolare di Sondrio SpA	1,164,717	14,595
	Lottomatica Group SpA	553,631	12,619
	Banca Generali SpA	178,840	10,610
	Iveco Group NV	618,217	9,877
	Azimut Holding SpA	350,229	9,733
*,1	Saipem SpA	4,190,116	9,679
	De' Longhi SpA	222,661	6,891
	Iren SpA	2,120,668	6,054
[1]	Webuild SpA (MTAA)	1,521,098	5,519
[2]	Technogym SpA	406,585	5,494
	Maire SpA	500,645	5,407
	SOL SpA	116,661	5,326
*,2	BFF Bank SpA	553,942	5,248
	Brembo NV	455,403	4,258
	MFE-MediaForEurope NV Class A	1,030,374	3,748
[2]	Enav SpA	817,402	3,620
*	Fincantieri SpA	272,555	3,551
	ACEA SpA	148,563	3,490
	ERG SpA	166,069	3,397
*	Technoprobe SpA	511,545	3,287
[2]	Carel Industries SpA	163,287	3,273
	Credito Emiliano SpA	231,147	3,178
	Moltiply Group SpA	52,198	2,586
	Cementir Holding NV	154,069	2,526
	Intercos SpA	164,341	2,474
	Tamburi Investment Partners SpA	256,641	2,197
	Sesa SpA	24,887	2,103
[2]	RAI Way SpA	301,412	2,064
	Banca IFIS SpA	79,125	1,983
	Sanlorenzo SpA	52,134	1,674
*,1	Juventus Football Club SpA	467,029	1,635
	Ariston Holding NV	338,678	1,527
	El.En. SpA	147,055	1,479
	Italmobiliare SpA	49,325	1,373
[1]	Salvatore Ferragamo SpA	218,413	1,368
*,2	GVS SpA	252,389	1,226
	Danieli & C Officine Meccaniche SpA (MTAA)	35,181	1,212
	MARR SpA	104,436	1,155
[1]	Piaggio & C SpA	567,562	1,114
[1]	Zignago Vetro SpA	102,397	1,030
	Arnoldo Mondadori Editore SpA	389,861	949
[2]	Anima Holding SpA	126,528	859
	Tinexta SpA	64,283	686
105

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Rizzoli Corriere Della Sera Mediagroup SpA	491,629	547
	Alerion Cleanpower SpA	21,806	403
	MFE-MediaForEurope NV Class B	41,381	201
			173,225
Japan (13.6%)
	Topcon Corp.	333,100	7,565
	Nikkon Holdings Co. Ltd.	353,396	7,294
	DeNA Co. Ltd.	269,600	7,289
	77 Bank Ltd.	222,300	6,967
	Nishi-Nippon Financial Holdings Inc.	437,200	6,422
	Nippon Gas Co. Ltd.	340,900	6,288
	Hokuhoku Financial Group Inc.	350,600	6,288
	Daishi Hokuetsu Financial Group Inc.	259,900	5,690
	Toho Holdings Co. Ltd.	173,818	5,682
	ADEKA Corp.	310,755	5,602
	Makino Milling Machine Co. Ltd.	70,180	5,534
	Nissui Corp.	864,522	5,258
	Shiga Bank Ltd.	125,700	5,054
	Hazama Ando Corp.	493,679	4,917
	NSD Co. Ltd.	208,068	4,898
	Penta-Ocean Construction Co. Ltd.	789,700	4,530
	Senko Group Holdings Co. Ltd.	378,700	4,502
	Modec Inc.	145,388	4,412
	Comforia Residential REIT Inc.	2,264	4,401
	Kanematsu Corp.	252,100	4,378
	Tokuyama Corp.	214,400	4,376
	Wacoal Holdings Corp.	124,500	4,345
	Inaba Denki Sangyo Co. Ltd.	163,100	4,297
	MEITEC Group Holdings Inc.	208,138	4,272
	Hulic REIT Inc.	4,159	4,257
[1]	Yoshinoya Holdings Co. Ltd.	193,220	4,235
[1]	NTT UD REIT Investment Corp.	4,495	4,222
	Mitsui-Soko Holdings Co. Ltd.	203,256	4,189
*	Visional Inc.	68,946	4,171
	San-In Godo Bank Ltd.	459,400	4,081
	Nojima Corp.	225,900	4,062
	Pigeon Corp.	335,400	4,062
	Daiwabo Holdings Co. Ltd.	239,580	4,057
	Anritsu Corp.	399,900	3,998
	Mitsubishi Estate Logistics REIT Investment Corp.	4,816	3,932
	H2O Retailing Corp.	287,000	3,926
	Mirait One Corp.	249,171	3,918
	Japan Elevator Service Holdings Co. Ltd.	180,000	3,891
	Taiyo Holdings Co. Ltd.	104,900	3,884
	SWCC Corp.	85,000	3,863
[1]	Colowide Co. Ltd.	303,700	3,825
	Hanwa Co. Ltd.	115,283	3,822
	Toei Co. Ltd.	104,145	3,816
	Suruga Bank Ltd.	429,600	3,805
	Fuji Corp.	253,588	3,771
	Sanki Engineering Co. Ltd.	146,867	3,753
	Tokyu REIT Inc.	2,999	3,753
	Mori Trust REIT Inc.	8,389	3,724
	SKY Perfect JSAT Holdings Inc.	458,000	3,703
	Citizen Watch Co. Ltd.	637,500	3,688
[1]	Mitsui E&S Co. Ltd.	287,700	3,671
	Mizuho Leasing Co. Ltd.	494,005	3,640
	PAL GROUP Holdings Co. Ltd.	130,300	3,585
	Round One Corp.	570,500	3,541
	DCM Holdings Co. Ltd.	372,288	3,540
	Juroku Financial Group Inc.	103,800	3,511
	Sangetsu Corp.	170,720	3,472
	Japan Excellent Inc.	3,843	3,472
	Duskin Co. Ltd.	131,760	3,463
	Meidensha Corp.	125,487	3,447
	Osaka Soda Co. Ltd.	329,000	3,430
	Yodogawa Steel Works Ltd.	84,233	3,410
	Okumura Corp.	109,852	3,407
	Sumitomo Warehouse Co. Ltd.	174,155	3,383
106

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Nishimatsu Construction Co. Ltd.	90,762	3,377
	JVCKenwood Corp.	450,440	3,362
	Sinfonia Technology Co. Ltd.	78,400	3,352
	Takeuchi Manufacturing Co. Ltd.	105,900	3,315
	Tsubakimoto Chain Co.	272,692	3,313
*	Sansan Inc.	241,700	3,302
	Kanadevia Corp.	509,510	3,268
	Mizuno Corp.	182,868	3,264
	Japan Petroleum Exploration Co. Ltd.	452,700	3,250
[1]	Hokuetsu Corp.	420,921	3,221
	Hyakugo Bank Ltd.	663,200	3,215
	H.U. Group Holdings Inc.	163,700	3,212
	Simplex Holdings Inc.	151,000	3,196
	Ain Holdings Inc.	82,800	3,191
	Yonex Co. Ltd.	194,500	3,183
	Max Co. Ltd.	107,500	3,170
	NIPPON REIT Investment Corp.	5,414	3,160
	Heiwa Real Estate REIT Inc.	3,380	3,113
	Create Restaurants Holdings Inc.	317,840	3,098
	Daiseki Co. Ltd.	121,444	3,095
	Kaken Pharmaceutical Co. Ltd.	108,500	3,089
[1]	Kyoritsu Maintenance Co. Ltd.	145,000	3,077
	JINS Holdings Inc.	49,000	3,073
	Seria Co. Ltd.	150,693	3,059
	Inabata & Co. Ltd.	142,400	3,056
	Kiyo Bank Ltd.	179,210	3,046
	Nishi-Nippon Railroad Co. Ltd.	197,100	3,030
*	Sanken Electric Co. Ltd.	68,600	3,030
	Tokyo Kiraboshi Financial Group Inc.	76,266	3,015
	Arcs Co. Ltd.	149,800	3,014
	Leopalace21 Corp.	731,100	2,995
	Star Asia Investment Corp.	7,755	2,972
	DTS Corp.	104,342	2,968
	Nippon Soda Co. Ltd.	157,450	2,954
[1]	Sun Corp.	53,612	2,928
*	Sumitomo Pharma Co. Ltd.	529,550	2,923
	Tokyo Steel Manufacturing Co. Ltd.	258,000	2,917
	Kumagai Gumi Co. Ltd.	97,280	2,899
[1]	Mitsubishi Logisnext Co. Ltd.	206,300	2,898
	GungHo Online Entertainment Inc.	136,600	2,891
	Pilot Corp.	103,500	2,889
	Okamura Corp.	206,947	2,874
	UACJ Corp.	85,185	2,874
	TOKAI Holdings Corp.	409,000	2,868
	Fukuoka REIT Corp.	2,620	2,867
	Digital Garage Inc.	91,000	2,861
	North Pacific Bank Ltd.	818,400	2,861
	EDION Corp.	213,875	2,854
	Toagosei Co. Ltd.	302,992	2,851
	ARE Holdings Inc.	229,400	2,850
	Financial Partners Group Co. Ltd.	179,600	2,834
	Japan Securities Finance Co. Ltd.	234,241	2,803
	Heiwa Real Estate Co. Ltd.	84,442	2,783
	Shochiku Co. Ltd.	29,500	2,763
	Hokuriku Electric Power Co.	537,500	2,762
	Monogatari Corp.	105,820	2,759
	Kissei Pharmaceutical Co. Ltd.	105,000	2,756
	Nakanishi Inc.	208,900	2,727
	Monex Group Inc.	541,387	2,725
	Taikisha Ltd.	166,076	2,718
	Starts Corp. Inc.	99,515	2,707
	Meiko Electronics Co. Ltd.	61,457	2,700
	Lintec Corp.	140,800	2,693
	KYB Corp.	130,800	2,674
	TKC Corp.	94,698	2,669
	JAFCO Group Co. Ltd.	158,400	2,667
	Nippn Corp.	168,429	2,655
	Daiichikosho Co. Ltd.	226,266	2,646
	Senshu Ikeda Holdings Inc.	798,700	2,638
	Anycolor Inc.	102,100	2,633
107

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	OSG Corp.	221,200	2,629
*,1	Metaplanet Inc.	962,100	2,622
	Sumitomo Osaka Cement Co. Ltd.	95,700	2,613
	Hokkaido Electric Power Co. Inc.	549,600	2,611
	Global One Real Estate Investment Corp.	3,124	2,609
	Glory Ltd.	147,800	2,602
[1]	Hoshino Resorts REIT Inc.	1,691	2,601
	Raito Kogyo Co. Ltd.	139,200	2,589
	Takuma Co. Ltd.	200,600	2,585
	Exedy Corp.	85,600	2,570
	Okasan Securities Group Inc.	566,800	2,531
	CKD Corp.	172,900	2,520
	Maruha Nichiro Corp.	110,100	2,516
	Aichi Financial Group Inc.	131,134	2,513
	Royal Holdings Co. Ltd.	137,700	2,509
	Daihen Corp.	56,551	2,495
	Seiko Group Corp.	94,158	2,485
	Ferrotec Holdings Corp.	142,553	2,461
	Saizeriya Co. Ltd.	75,821	2,444
	Nisshin Oillio Group Ltd.	70,552	2,435
	Ohsho Food Service Corp.	107,622	2,435
	C Uyemura & Co. Ltd.	37,200	2,407
	Megmilk Snow Brand Co. Ltd.	130,600	2,401
	Musashi Seimitsu Industry Co. Ltd.	138,630	2,384
	San-A Co. Ltd.	119,988	2,383
	Bunka Shutter Co. Ltd.	166,300	2,381
[1]	Namura Shipbuilding Co. Ltd.	168,400	2,376
	FCC Co. Ltd.	114,843	2,356
	Tadano Ltd.	340,000	2,356
	Toyo Ink SC Holdings Co. Ltd.	113,754	2,348
	Sakata Seed Corp.	101,156	2,343
	Open Up Group Inc.	181,392	2,337
	Kato Sangyo Co. Ltd.	66,500	2,327
	Toyo Construction Co. Ltd.	247,700	2,323
	U-Next Holdings Co. Ltd.	162,300	2,323
	Daiei Kankyo Co. Ltd.	113,300	2,321
	Aeon Delight Co. Ltd.	61,200	2,301
	Aichi Steel Corp.	39,002	2,299
	Nanto Bank Ltd.	83,800	2,295
	Mixi Inc.	103,300	2,295
	Takasago International Corp.	48,800	2,292
	Arata Corp.	102,718	2,289
	Joyful Honda Co. Ltd.	160,848	2,282
	Paramount Bed Holdings Co. Ltd.	141,400	2,278
	Dai-Dan Co. Ltd.	78,100	2,270
	Kureha Corp.	129,106	2,260
	Hokkoku Financial Holdings Inc.	60,451	2,253
	Fuji Seal International Inc.	126,000	2,250
	Valor Holdings Co. Ltd.	128,400	2,247
	Nihon Parkerizing Co. Ltd.	269,661	2,246
	KOMEDA Holdings Co. Ltd.	110,800	2,240
	MOS Food Services Inc.	86,158	2,233
[1]	Towa Corp.	238,595	2,227
	Bank of Nagoya Ltd.	42,212	2,222
[1]	Hankyu Hanshin REIT Inc.	2,193	2,216
	Ariake Japan Co. Ltd.	52,600	2,210
	Noritsu Koki Co. Ltd.	69,900	2,207
	Seiren Co. Ltd.	141,700	2,202
	Maeda Kosen Co. Ltd.	153,400	2,187
	Nishimatsuya Chain Co. Ltd.	141,100	2,183
	Yellow Hat Ltd.	229,000	2,182
	Tokai Tokyo Financial Holdings Inc.	658,000	2,173
	Appier Group Inc.	246,300	2,173
	Fukuyama Transporting Co. Ltd.	87,400	2,168
	Katitas Co. Ltd.	149,500	2,166
	Tamron Co. Ltd.	95,800	2,166
	Sanyo Denki Co. Ltd.	31,400	2,158
	Aiful Corp.	859,700	2,148
	Nippon Paper Industries Co. Ltd.	277,300	2,144
	Micronics Japan Co. Ltd.	101,100	2,142
108

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Mitsubishi Shokuhin Co. Ltd.	57,200	2,141
	TOMONY Holdings Inc.	558,500	2,140
	Nisshinbo Holdings Inc.	357,400	2,136
	Tokai Rika Co. Ltd.	143,100	2,131
	Komeri Co. Ltd.	99,500	2,120
	Mitsubishi Pencil Co. Ltd.	136,400	2,117
	Autobacs Seven Co. Ltd.	203,700	2,114
	Nitto Boseki Co. Ltd.	79,511	2,113
	Toa Corp.	217,700	2,103
	SMS Co. Ltd.	226,500	2,099
	CRE Logistics REIT Inc.	2,090	2,098
	Kanamoto Co. Ltd.	92,400	2,072
	Fujimi Inc.	158,041	2,069
	Iino Kaiun Kaisha Ltd.	283,936	2,069
	San-Ai Obbli Co. Ltd.	175,400	2,060
	Aoyama Trading Co. Ltd.	143,400	2,059
	Maruzen Showa Unyu Co. Ltd.	48,500	2,039
[1]	Ichigo Office REIT Investment Corp.	3,486	2,035
	Jaccs Co. Ltd.	76,800	2,034
	Chudenko Corp.	82,600	2,031
	Heiwado Co. Ltd.	108,900	2,028
	Kaga Electronics Co. Ltd.	112,700	2,019
	Yamazen Corp.	205,100	2,017
	Kurabo Industries Ltd.	45,700	2,002
	Systena Corp.	760,800	1,990
	MCJ Co. Ltd.	212,900	1,990
	Nippon Light Metal Holdings Co. Ltd.	189,996	1,981
[1]	Token Corp.	21,186	1,980
	Shoei Co. Ltd.	168,200	1,976
	KH Neochem Co. Ltd.	111,500	1,976
	Life Corp.	135,600	1,964
	Zuken Inc.	53,500	1,935
	ZERIA Pharmaceutical Co. Ltd.	117,340	1,924
	NTN Corp.	1,249,200	1,924
[1]	Mirai Corp.	6,608	1,922
	Awa Bank Ltd.	99,500	1,913
[1]	Hiday Hidaka Corp.	87,719	1,912
	Takara Standard Co. Ltd.	150,999	1,908
	Kitz Corp.	249,248	1,901
	Nichiha Corp.	93,100	1,889
	Adastria Co. Ltd.	92,100	1,882
	Earth Corp.	52,043	1,874
	Japan Wool Textile Co. Ltd.	180,889	1,872
	Morita Holdings Corp.	125,266	1,869
	Musashino Bank Ltd.	84,300	1,868
	Shibaura Machine Co. Ltd.	73,800	1,863
	Sakata INX Corp.	143,400	1,861
	Happinet Corp.	49,500	1,858
	Chugoku Marine Paints Ltd.	127,600	1,853
	Okinawa Cellular Telephone Co.	62,337	1,848
	Infomart Corp.	690,200	1,840
	Ricoh Leasing Co. Ltd.	47,706	1,837
	United Super Markets Holdings Inc.	285,306	1,835
	Riken Keiki Co. Ltd.	98,200	1,831
[1]	Ichibanya Co. Ltd.	274,940	1,828
	Ichigo Inc.	677,500	1,827
	Noritake Co. Ltd.	70,000	1,824
	Hamakyorex Co. Ltd.	194,400	1,815
[1]	Kasumigaseki Capital Co. Ltd.	21,000	1,812
*,1	Atom Corp.	395,057	1,810
	Daio Paper Corp.	283,700	1,810
	Nittetsu Mining Co. Ltd.	41,300	1,796
	Konoike Transport Co. Ltd.	97,800	1,796
*,1	Medley Inc.	74,100	1,788
	Mitsui High-Tec Inc.	382,600	1,787
[1]	Sakura Internet Inc.	76,500	1,783
	Yokogawa Bridge Holdings Corp.	96,700	1,772
	SOSiLA Logistics REIT Inc.	2,286	1,769
	Sumitomo Densetsu Co. Ltd.	48,000	1,764
	Gunze Ltd.	98,014	1,762
109

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hyakujushi Bank Ltd.	75,800	1,761
	Create SD Holdings Co. Ltd.	82,618	1,760
	Totetsu Kogyo Co. Ltd.	79,500	1,754
	Itoki Corp.	139,400	1,753
	Mitsuboshi Belting Ltd.	69,900	1,753
	Mitsuuroko Group Holdings Co. Ltd.	138,700	1,752
	ARCLANDS Corp.	143,198	1,741
	Argo Graphics Inc.	49,200	1,739
*	Nxera Pharma Co. Ltd.	276,500	1,732
	Ogaki Kyoritsu Bank Ltd.	106,674	1,731
	Premium Group Co. Ltd.	115,600	1,727
	Galilei Co. Ltd.	86,000	1,726
	Japan Lifeline Co. Ltd.	160,800	1,722
	Taihei Dengyo Kaisha Ltd.	50,200	1,717
	Takara Leben Real Estate Investment Corp.	2,882	1,716
	Wakita & Co. Ltd.	138,700	1,714
	Nitto Kogyo Corp.	81,388	1,709
	Cybozu Inc.	82,300	1,707
	Ai Holdings Corp.	115,100	1,703
	Doutor Nichires Holdings Co. Ltd.	90,937	1,703
[1]	HIS Co. Ltd.	142,700	1,701
	Transcosmos Inc.	77,796	1,700
	Fukuda Denshi Co. Ltd.	39,898	1,693
	Sumitomo Mitsui Construction Co. Ltd.	476,346	1,688
	Hosiden Corp.	124,967	1,678
	SIGMAXYZ Holdings Inc.	228,600	1,676
	YAMABIKO Corp.	111,800	1,673
	Nippon Densetsu Kogyo Co. Ltd.	109,903	1,670
	Topre Corp.	136,700	1,670
	WingArc1st Inc.	62,300	1,665
	Japan Aviation Electronics Industry Ltd.	103,900	1,664
[1]	Kumiai Chemical Industry Co. Ltd.	311,450	1,663
	Kyokuto Kaihatsu Kogyo Co. Ltd.	99,000	1,663
[1]	Tsuburaya Fields Holdings Inc.	127,274	1,661
	Tsukishima Holdings Co. Ltd.	118,300	1,660
	Tsurumi Manufacturing Co. Ltd.	71,500	1,659
	Wacom Co. Ltd.	431,736	1,653
[1]	Nomura Micro Science Co. Ltd.	100,500	1,648
	Prima Meat Packers Ltd.	102,260	1,646
	Nichicon Corp.	200,683	1,642
	Fuji Co. Ltd.	112,300	1,641
	Towa Pharmaceutical Co. Ltd.	88,182	1,636
	Trusco Nakayama Corp.	109,600	1,635
	Nohmi Bosai Ltd.	70,200	1,634
	Mochida Pharmaceutical Co. Ltd.	75,100	1,626
	Japan Material Co. Ltd.	193,700	1,624
	AZ-COM MARUWA Holdings Inc.	175,500	1,624
	Elecom Co. Ltd.	138,200	1,622
	Nikkiso Co. Ltd.	193,861	1,619
	JCU Corp.	73,300	1,619
	Hogy Medical Co. Ltd.	56,522	1,618
	Itochu Enex Co. Ltd.	149,900	1,618
	Mani Inc.	200,700	1,616
	Furukawa Co. Ltd.	108,398	1,603
	Central Automotive Products Ltd.	135,315	1,603
[1]	Nagawa Co. Ltd.	37,200	1,602
	Tri Chemical Laboratories Inc.	89,676	1,601
	Keiyo Bank Ltd.	274,300	1,599
	Tosei Corp.	94,900	1,599
	Shinmaywa Industries Ltd.	169,668	1,599
	Digital Arts Inc.	32,100	1,589
	Mitani Sekisan Co. Ltd.	33,500	1,589
	Fujita Kanko Inc.	25,100	1,585
	Nextage Co. Ltd.	126,800	1,580
	Menicon Co. Ltd.	159,600	1,579
	Eiken Chemical Co. Ltd.	101,500	1,578
	Tonami Holdings Co. Ltd.	22,100	1,570
	Nishio Holdings Co. Ltd.	54,300	1,562
	Kohnan Shoji Co. Ltd.	59,100	1,557
	Belc Co. Ltd.	31,400	1,553
110

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tocalo Co. Ltd.	134,600	1,550
	Nissan Shatai Co. Ltd.	209,314	1,549
	Uchida Yoko Co. Ltd.	28,300	1,548
	Future Corp.	122,200	1,541
	Showa Sangyo Co. Ltd.	72,400	1,533
	Onward Holdings Co. Ltd.	377,156	1,527
	JBCC Holdings Inc.	182,000	1,527
	Tsugami Corp.	123,700	1,524
	Shin Nippon Air Technologies Co. Ltd.	102,900	1,520
	Oki Electric Industry Co. Ltd.	227,606	1,516
	Okamoto Industries Inc.	42,900	1,512
	Megachips Corp.	46,381	1,509
	Daiichi Jitsugyo Co. Ltd.	94,300	1,509
[1]	Kura Sushi Inc.	67,300	1,501
	TRE Holdings Corp.	139,300	1,501
	Fuso Chemical Co. Ltd.	61,700	1,497
	TSI Holdings Co. Ltd.	198,600	1,495
	Nitta Corp.	58,100	1,494
	Totech Corp.	82,200	1,492
	Yurtec Corp.	115,100	1,486
	Funai Soken Holdings Inc.	92,850	1,484
	Aisan Industry Co. Ltd.	109,600	1,481
	Eizo Corp.	103,512	1,481
	Fuji Kyuko Co. Ltd.	101,300	1,478
	Axial Retailing Inc.	194,120	1,477
	Genky DrugStores Co. Ltd.	57,500	1,474
	Maxell Ltd.	120,000	1,471
	Shibuya Corp.	67,700	1,470
	Zojirushi Corp.	152,500	1,465
	Tokyu Construction Co. Ltd.	247,900	1,439
	Hibiya Engineering Ltd.	58,700	1,435
	Furuno Electric Co. Ltd.	80,500	1,434
	Noritz Corp.	116,487	1,432
	Shikoku Kasei Holdings Corp.	111,200	1,432
	Nomura Co. Ltd.	237,000	1,431
	Dip Corp.	98,500	1,431
	Sinanen Holdings Co. Ltd.	30,700	1,428
	Sinko Industries Ltd.	168,623	1,425
	T Hasegawa Co. Ltd.	71,100	1,425
	Ishihara Sangyo Kaisha Ltd.	115,000	1,417
	One REIT Inc.	842	1,417
	Sumitomo Riko Co. Ltd.	123,500	1,412
	Toyobo Co. Ltd.	227,000	1,408
	Torii Pharmaceutical Co. Ltd.	42,900	1,406
	Toshiba TEC Corp.	74,200	1,399
	Starzen Co. Ltd.	163,500	1,396
	Shibaura Mechatronics Corp.	29,600	1,388
	IDOM Inc.	180,100	1,387
	United Arrows Ltd.	87,867	1,387
	BML Inc.	66,500	1,387
	Prestige International Inc.	293,200	1,377
	Noevir Holdings Co. Ltd.	47,600	1,376
[1]	Kosaido Holdings Co. Ltd.	396,800	1,374
	First Bank of Toyama Ltd.	177,450	1,368
	PILLAR Corp.	53,700	1,366
	Oiles Corp.	90,808	1,359
	Toyo Tanso Co. Ltd.	48,310	1,358
	Yamanashi Chuo Bank Ltd.	95,117	1,357
	Mitsui DM Sugar Co. Ltd.	56,600	1,356
	Nichiden Corp.	67,800	1,355
[1]	Senshu Electric Co. Ltd.	43,982	1,354
	Ringer Hut Co. Ltd.	86,700	1,353
	Zacros Corp.	48,400	1,342
	Tokyotokeiba Co. Ltd.	45,600	1,340
	Broadleaf Co. Ltd.	275,400	1,334
[1]	Change Holdings Inc.	140,300	1,332
	ASKUL Corp.	125,089	1,331
	Lifedrink Co. Inc.	111,440	1,326
	Pacific Industrial Co. Ltd.	150,500	1,322
	Ryobi Ltd.	90,587	1,321
111

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Kameda Seika Co. Ltd.	47,300	1,312
	Toho Bank Ltd.	529,264	1,305
	Raksul Inc.	161,600	1,304
[1]	TV Asahi Holdings Corp.	71,300	1,297
	Sun Frontier Fudousan Co. Ltd.	94,800	1,297
	Yamae Group Holdings Co. Ltd.	70,800	1,284
	Tenma Corp.	51,400	1,282
	Nippon Signal Co. Ltd.	186,716	1,281
	Central Glass Co. Ltd.	61,113	1,279
	Komori Corp.	143,600	1,279
	Meisei Industrial Co. Ltd.	130,300	1,278
[1]	Tama Home Co. Ltd.	45,600	1,277
	Tokyo Electron Device Ltd.	61,500	1,275
	San ju San Financial Group Inc.	79,252	1,274
	UT Group Co. Ltd.	90,400	1,271
	Nippon Yakin Kogyo Co. Ltd.	44,679	1,269
[1]	Shoei Foods Corp.	44,500	1,267
*	Chiyoda Corp.	529,200	1,266
	Star Micronics Co. Ltd.	110,398	1,266
	Qol Holdings Co. Ltd.	78,699	1,266
	Shofu Inc.	82,700	1,265
	Shin-Etsu Polymer Co. Ltd.	123,400	1,264
	Chiba Kogyo Bank Ltd.	145,100	1,261
	Vital KSK Holdings Inc.	136,500	1,257
	Kyorin Pharmaceutical Co. Ltd.	121,400	1,255
	Hosokawa Micron Corp.	44,800	1,249
	Teikoku Sen-I Co. Ltd.	72,084	1,247
	S&B Foods Inc.	62,800	1,244
	TOA ROAD Corp.	115,780	1,238
	Computer Engineering & Consulting Ltd.	83,070	1,237
	Oyo Corp.	65,400	1,226
	eGuarantee Inc.	98,500	1,222
	Keihanshin Building Co. Ltd.	115,500	1,217
	CTI Engineering Co. Ltd.	72,900	1,216
	Oita Bank Ltd.	50,907	1,215
	Idec Corp.	75,800	1,214
	Nagaileben Co. Ltd.	82,200	1,212
	Milbon Co. Ltd.	63,620	1,210
	Nippon Kanzai Holdings Co. Ltd.	63,400	1,207
	SBS Holdings Inc.	60,100	1,206
	Altech Corp.	64,200	1,206
	Japan Investment Adviser Co. Ltd.	105,200	1,205
	Japan Pulp & Paper Co. Ltd.	280,000	1,204
[1]	Kisoji Co. Ltd.	73,360	1,195
	DyDo Group Holdings Inc.	58,188	1,189
	Konishi Co. Ltd.	150,700	1,184
	Hioki EE Corp.	29,600	1,180
	Belluna Co. Ltd.	171,800	1,178
*,1	euglena Co. Ltd.	368,600	1,178
	Matsuyafoods Holdings Co. Ltd.	28,200	1,173
	Nachi-Fujikoshi Corp.	54,751	1,172
	AOKI Holdings Inc.	130,604	1,164
	Nippon Seiki Co. Ltd.	151,732	1,162
[1]	KeePer Technical Laboratory Co. Ltd.	39,936	1,160
	Riso Kagaku Corp.	135,368	1,158
	Aeon Hokkaido Corp.	187,800	1,150
	Transaction Co. Ltd.	64,600	1,148
	Ryoyo Ryosan Holdings Inc.	68,181	1,145
	Itochu-Shokuhin Co. Ltd.	16,800	1,135
	Goldcrest Co. Ltd.	49,280	1,131
	JAC Recruitment Co. Ltd.	194,100	1,128
	Sato Corp.	77,800	1,126
	Optex Group Co. Ltd.	105,100	1,125
	Optorun Co. Ltd.	113,100	1,124
	TechMatrix Corp.	78,700	1,124
	World Co. Ltd.	60,400	1,122
	Geo Holdings Corp.	82,300	1,119
	Iriso Electronics Co. Ltd.	62,400	1,117
	Futaba Industrial Co. Ltd.	201,700	1,116
	Koshidaka Holdings Co. Ltd.	156,508	1,114
112

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sala Corp.	173,600	1,112
	Kurimoto Ltd.	33,500	1,109
	Nissin Corp.	32,900	1,109
	Doshisha Co. Ltd.	70,600	1,106
	ASKA Pharmaceutical Holdings Co. Ltd.	67,800	1,106
	VT Holdings Co. Ltd.	311,800	1,103
	A&D HOLON Holdings Co. Ltd.	88,137	1,103
	Fujibo Holdings Inc.	31,500	1,098
	Valqua Ltd.	52,200	1,098
	METAWATER Co. Ltd.	76,600	1,093
	Tachi-S Co. Ltd.	98,700	1,089
	Anicom Holdings Inc.	260,100	1,086
	Takamatsu Construction Group Co. Ltd.	53,400	1,082
	Oriental Shiraishi Corp.	410,694	1,082
*,1	PKSHA Technology Inc.	54,400	1,082
	Nissha Co. Ltd.	125,860	1,079
	ASAHI YUKIZAI Corp.	41,111	1,078
	Bank of Iwate Ltd.	52,724	1,077
	Kamei Corp.	80,000	1,076
[1]	eRex Co. Ltd.	182,100	1,070
	Nichireki Group Co. Ltd.	61,900	1,070
	Riken Vitamin Co. Ltd.	61,300	1,069
	Proto Corp.	72,300	1,063
	ES-Con Japan Ltd.	142,000	1,057
	Sankei Real Estate Inc.	1,706	1,056
	en Japan Inc.	91,600	1,052
	Vision Inc.	116,665	1,052
	Pack Corp.	46,100	1,048
	Hakuto Co. Ltd.	38,100	1,047
	I'll Inc.	64,200	1,046
	Tokai Corp.	71,000	1,044
	Kyoei Steel Ltd.	74,012	1,043
	Sakai Moving Service Co. Ltd.	60,900	1,042
	Kyokuyo Co. Ltd.	35,100	1,035
	Yuasa Trading Co. Ltd.	33,600	1,028
	Katakura Industries Co. Ltd.	67,792	1,025
	Retail Partners Co. Ltd.	106,200	1,021
[1]	Piolax Inc.	66,500	1,020
	TPR Co. Ltd.	68,329	1,018
	Daiwa Industries Ltd.	88,600	1,015
[1]	Tosei REIT Investment Corp.	1,158	1,015
	Curves Holdings Co. Ltd.	208,908	1,012
	Eagle Industry Co. Ltd.	78,400	1,010
	Furuya Metal Co. Ltd.	56,100	1,010
	Matsuda Sangyo Co. Ltd.	39,600	1,007
	Shizuoka Gas Co. Ltd.	122,000	1,005
	Bando Chemical Industries Ltd.	95,900	1,002
	Teikoku Electric Manufacturing Co. Ltd.	51,100	1,000
	Tachibana Eletech Co. Ltd.	61,134	1,000
[1]	Starts Proceed Investment Corp.	843	1,000
	Strike Co. Ltd.	48,514	998
[1]	Ki-Star Real Estate Co. Ltd.	28,700	996
*,1	Remixpoint Inc.	409,002	993
	Npr Riken Corp.	59,800	992
	Mirarth Holdings Inc.	286,400	991
	Asanuma Corp.	188,300	991
	Avex Inc.	107,300	990
	ESPEC Corp.	61,808	987
	m-up Holdings Inc.	74,400	984
	Krosaki Harima Corp.	55,900	981
	Torishima Pump Manufacturing Co. Ltd.	71,100	981
	Orient Corp.	178,500	980
	Akita Bank Ltd.	57,200	979
[1]	Mirai Industry Co. Ltd.	39,328	978
	Weathernews Inc.	39,400	977
	Restar Corp.	62,300	977
[1]	Osaka Organic Chemical Industry Ltd.	57,900	976
[1]	Ise Chemicals Corp.	6,245	976
	Sintokogio Ltd.	166,700	972
	Sagami Holdings Corp.	80,196	971
113

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Raiznext Corp.	92,900	971
	Japan Transcity Corp.	157,392	971
	Pasona Group Inc.	62,500	970
	Halows Co. Ltd.	31,600	962
	Chori Co. Ltd.	37,700	956
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,103	956
	Kanto Denka Kogyo Co. Ltd.	157,600	956
	Riken Technos Corp.	136,000	956
	Samty Residential Investment Corp.	1,473	956
	Bell System24 Holdings Inc.	115,400	955
	Sumitomo Seika Chemicals Co. Ltd.	28,600	954
	Canon Electronics Inc.	58,394	952
	Kawada Technologies Inc.	41,900	951
	Roland Corp.	42,800	950
	Hokuto Corp.	73,724	949
	Nippon Carbon Co. Ltd.	32,300	947
	Shinnihon Corp.	81,300	940
	TDC Soft Inc.	106,099	940
	Plus Alpha Consulting Co. Ltd.	80,634	938
	Yamaichi Electronics Co. Ltd.	66,689	937
	Seika Corp.	30,400	935
	Marudai Food Co. Ltd.	71,718	934
	Yamagata Bank Ltd.	103,704	934
	Aida Engineering Ltd.	149,806	930
	Airman Corp.	71,400	928
	J-Oil Mills Inc.	64,500	926
	JSB Co. Ltd.	36,300	924
	Nippon Ceramic Co. Ltd.	48,800	922
	SRA Holdings	30,200	920
	Yokorei Co. Ltd.	153,200	915
	Takara Bio Inc.	159,600	914
*	RENOVA Inc.	198,800	911
	ESCON Japan REIT Investment Corp.	1,157	911
	Saibu Gas Holdings Co. Ltd.	74,973	903
	RS Technologies Co. Ltd.	48,400	901
	Okinawa Financial Group Inc.	51,944	901
	Ehime Bank Ltd.	123,300	900
	Alpen Co. Ltd.	54,000	900
	Comture Corp.	76,900	899
	Shikoku Bank Ltd.	107,940	897
	Toenec Corp.	113,200	897
	GREE Holdings Inc.	238,500	896
	Unipres Corp.	127,180	894
*	Oisix ra daichi Inc.	86,718	893
	MARUKA FURUSATO Corp.	55,600	893
	K&O Energy Group Inc.	46,000	891
	Septeni Holdings Co. Ltd.	347,800	890
*	Nippon Sheet Glass Co. Ltd.	309,400	887
	Insource Co. Ltd.	138,600	887
	NS United Kaiun Kaisha Ltd.	33,400	884
	Arisawa Manufacturing Co. Ltd.	97,000	884
*	Kappa Create Co. Ltd.	85,588	883
	Murakami Corp.	22,719	882
	Asahi Diamond Industrial Co. Ltd.	170,422	881
	Siix Corp.	119,600	881
[1]	Mars Group Holdings Corp.	42,100	879
	gremz Inc.	53,100	879
	Avant Group Corp.	70,400	878
	Tanseisha Co. Ltd.	120,700	877
	HI-LEX Corp.	86,200	876
	Press Kogyo Co. Ltd.	228,400	871
	Sanyo Electric Railway Co. Ltd.	61,384	868
	Chofu Seisakusho Co. Ltd.	68,600	865
	Topy Industries Ltd.	59,579	864
	Matsuya Co. Ltd.	136,400	861
[1]	Fixstars Corp.	69,900	859
	Key Coffee Inc.	59,293	858
	Daikokutenbussan Co. Ltd.	16,100	855
	Hirata Corp.	82,533	852
	Zenrin Co. Ltd.	101,150	851
114

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shinagawa Refractories Co. Ltd.	73,600	849
	Sekisui Jushi Corp.	64,700	846
	Health Care & Medical Investment Corp.	1,099	845
	Fujicco Co. Ltd.	74,305	844
	JCR Pharmaceuticals Co. Ltd.	242,200	844
	Fukui Bank Ltd.	68,455	841
	Tamura Corp.	263,800	841
	Cawachi Ltd.	42,900	840
	Denyo Co. Ltd.	50,800	837
	M&A Capital Partners Co. Ltd.	43,500	837
	Iwaki Co. Ltd.	49,200	836
	Sakai Chemical Industry Co. Ltd.	47,409	835
	GLOBERIDE Inc.	63,600	834
	France Bed Holdings Co. Ltd.	93,400	834
	Procrea Holdings Inc.	72,861	833
	St. Marc Holdings Co. Ltd.	45,555	831
	Miroku Jyoho Service Co. Ltd.	63,900	830
	Nippon Road Co. Ltd.	60,500	829
	Akatsuki Inc.	34,000	829
*,1	M&A Research Institute Holdings Inc.	92,073	827
	Yondenko Corp.	87,700	827
	Xebio Holdings Co. Ltd.	90,508	826
	Joshin Denki Co. Ltd.	52,926	825
	JP-Holdings Inc.	185,900	825
	Okabe Co. Ltd.	132,735	825
	Union Tool Co.	32,200	824
	Hoosiers Holdings Co. Ltd.	98,900	822
	Anest Iwata Corp.	105,000	821
	Nippon Parking Development Co. Ltd.	491,400	820
	G-Tekt Corp.	71,300	819
	Nihon Chouzai Co. Ltd.	39,700	819
	Tokushu Tokai Paper Co. Ltd.	31,300	818
	Miyazaki Bank Ltd.	36,893	815
	Daikyonishikawa Corp.	204,200	815
	West Holdings Corp.	73,300	812
	Imperial Hotel Ltd.	129,100	812
	Godo Steel Ltd.	31,100	811
	Hochiki Corp.	46,900	803
	Nissei ASB Machine Co. Ltd.	25,200	803
	giftee Inc.	73,904	803
	Osaki Electric Co. Ltd.	134,200	799
	SRE Holdings Corp.	32,296	797
	Chubu Shiryo Co. Ltd.	79,100	792
	Sodick Co. Ltd.	150,378	790
	S Foods Inc.	41,800	789
	Daito Pharmaceutical Co. Ltd.	54,130	789
	Ines Corp.	68,600	788
[1]	Toyo Gosei Co. Ltd.	23,300	788
	PHC Holdings Corp.	116,300	785
	Chubu Steel Plate Co. Ltd.	52,500	784
[1]	Toho Titanium Co. Ltd.	109,800	783
	Wellneo Sugar Co. Ltd.	47,125	781
	Daiho Corp.	139,000	780
	Sanyo Chemical Industries Ltd.	30,754	775
[1]	Fujio Food Group Inc.	91,400	769
	JM Holdings Co. Ltd.	44,500	768
	Genki Global Dining Concepts Corp.	33,300	768
	Sumida Corp.	115,609	766
	Nihon Nohyaku Co. Ltd.	132,300	765
[1]	Gift Holdings Inc.	30,100	764
[1]	Rock Field Co. Ltd.	70,168	757
	Yahagi Construction Co. Ltd.	74,400	757
	Shinwa Co. Ltd.	35,400	751
	Marusan Securities Co. Ltd.	123,855	747
	Okura Industrial Co. Ltd.	25,800	747
*	Istyle Inc.	226,800	747
	FULLCAST Holdings Co. Ltd.	66,146	740
	Nittoku Co. Ltd.	52,000	739
	Gakken Holdings Co. Ltd.	104,700	738
	Nippon Fine Chemical Co. Ltd.	49,300	738
115

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	TOC Co. Ltd.	166,446	736
	Mie Kotsu Group Holdings Inc.	208,699	731
	Kyokuto Securities Co. Ltd.	75,100	728
	MEC Co. Ltd.	44,000	728
[1]	OSAKA Titanium Technologies Co. Ltd.	62,600	725
	J Trust Co. Ltd.	264,000	724
	Cosel Co. Ltd.	96,100	724
	LEC Inc.	82,348	724
	Mitsuba Corp.	122,724	721
	Shibusawa Logistics Corp.	32,209	719
	Yondoshi Holdings Inc.	58,200	717
	Komehyo Holdings Co. Ltd.	35,600	716
	Warabeya Nichiyo Holdings Co. Ltd.	46,200	715
	Software Service Inc.	8,100	714
	Obara Group Inc.	30,640	713
	Tekken Corp.	36,600	710
	Alconix Corp.	65,614	709
	Fukuda Corp.	19,000	708
	Softcreate Holdings Corp.	51,378	706
	Nippon Denko Co. Ltd.	375,090	705
	Aichi Corp.	78,200	704
	Nafco Co. Ltd.	55,300	703
	Tochigi Bank Ltd.	309,712	702
	Base Co. Ltd.	32,200	700
[1]	Aizawa Securities Group Co. Ltd.	77,297	698
	Stella Chemifa Corp.	26,700	697
	KPP Group Holdings Co. Ltd.	152,515	697
	Onoken Co. Ltd.	66,500	696
	Hokkaido Gas Co. Ltd.	176,200	689
	Carta Holdings Inc.	64,500	688
	Bank of the Ryukyus Ltd.	90,067	684
	Dai Nippon Toryo Co. Ltd.	76,100	677
	Link & Motivation Inc.	168,500	676
	Daiki Aluminium Industry Co. Ltd.	102,930	676
	BRONCO BILLY Co. Ltd.	26,900	673
	Ryoden Corp.	39,100	662
	Midac Holdings Co. Ltd.	41,310	660
	Fudo Tetra Corp.	40,220	657
	Yokowo Co. Ltd.	76,537	656
	Aiphone Co. Ltd.	37,200	655
	Enplas Corp.	23,053	653
	Management Solutions Co. Ltd.	48,136	652
[1]	Osaka Steel Co. Ltd.	38,400	645
	Chiyoda Co. Ltd.	75,200	644
	Nippon Thompson Co. Ltd.	188,800	644
	EM Systems Co. Ltd.	122,200	644
	Santec Holdings Corp.	21,900	638
[1]	Tohokushinsha Film Corp.	156,300	631
	Honeys Holdings Co. Ltd.	55,190	626
	Neturen Co. Ltd.	96,200	625
	Toyo Corp.	64,717	623
	Shin Nippon Biomedical Laboratories Ltd.	61,600	621
	Shinko Shoji Co. Ltd.	99,500	620
	ST Corp.	58,900	619
	Komatsu Matere Co. Ltd.	114,400	617
	Toyo Kanetsu KK	24,700	614
[1]	Universal Entertainment Corp.	78,362	613
	Pacific Metals Co. Ltd.	50,108	608
	CAC Holdings Corp.	41,800	606
	JDC Corp.	179,400	604
	Shima Seiki Manufacturing Ltd.	97,800	600
	GMO Financial Holdings Inc.	111,500	600
	Chiyoda Integre Co. Ltd.	31,400	596
	Daikoku Denki Co. Ltd.	32,800	593
	Okuwa Co. Ltd.	92,900	593
	Mitsubishi Research Institute Inc.	18,800	590
	Yukiguni Factory Co. Ltd.	72,600	590
	Koatsu Gas Kogyo Co. Ltd.	88,800	589
	CMK Corp.	212,100	587
	Moriroku Co. Ltd.	37,800	583
116

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Koa Corp.	100,400	581
	G-7 Holdings Inc.	58,200	581
	NEC Capital Solutions Ltd.	20,400	579
	Sparx Group Co. Ltd.	57,220	579
*,1	Miyakoshi Holdings Inc.	65,810	574
	Kyodo Printing Co. Ltd.	76,800	572
	Icom Inc.	30,000	569
	Bank of Saga Ltd.	37,100	567
	Rheon Automatic Machinery Co. Ltd.	68,715	560
[1]	YA-MAN Ltd.	93,000	556
	Kenko Mayonnaise Co. Ltd.	41,300	554
	COLOPL Inc.	166,700	553
	Alpha Systems Inc.	24,100	551
	ZIGExN Co. Ltd.	176,800	550
	Vector Inc.	88,000	547
	Seikagaku Corp.	109,741	545
	Kanaden Corp.	53,000	543
	Feed One Co. Ltd.	85,520	543
	Chuo Spring Co. Ltd.	52,600	541
	Kojima Co. Ltd.	73,100	541
	Ichikoh Industries Ltd.	195,966	540
	LITALICO Inc.	61,700	539
	Okinawa Electric Power Co. Inc.	80,808	538
[1]	Miyaji Engineering Group Inc.	41,900	537
	Shinsho Corp.	40,500	534
	Mandom Corp.	55,454	529
	Tv Tokyo Holdings Corp.	19,000	528
	Nippon Beet Sugar Manufacturing Co. Ltd.	31,600	521
	Towa Bank Ltd.	121,150	520
[1]	FP Partner Inc.	30,232	519
	Pharma Foods International Co. Ltd.	80,316	515
	Takaoka Toko Co. Ltd.	31,900	513
	MTI Ltd.	90,700	512
	Fukui Computer Holdings Inc.	20,500	507
	Yorozu Corp.	70,676	507
	Giken Ltd.	49,900	501
*	Net Protections Holdings Inc.	153,100	501
	Tomoku Co. Ltd.	29,100	499
*	Jamco Corp.	39,200	495
	Ichiyoshi Securities Co. Ltd.	96,700	491
	Kanagawa Chuo Kotsu Co. Ltd.	19,000	491
	Nichiban Co. Ltd.	34,300	491
	Tayca Corp.	53,932	491
	Kyosan Electric Manufacturing Co. Ltd.	146,000	490
	Nippon Rietec Co. Ltd.	43,100	488
*	Nippon Chemi-Con Corp.	70,681	483
	Hisaka Works Ltd.	67,500	482
	Nihon Tokushu Toryo Co. Ltd.	45,900	479
	Fujiya Co. Ltd.	28,900	477
	Riso Kyoiku Co. Ltd.	278,100	474
	Gamecard-Joyco Holdings Inc.	29,600	472
	Kintetsu Department Store Co. Ltd.	33,500	468
	WATAMI Co. Ltd.	59,400	468
	Daido Metal Co. Ltd.	134,600	467
	YAKUODO Holdings Co. Ltd.	32,800	466
	JSP Corp.	33,500	462
[1]	Yamashin-Filter Corp.	125,000	459
	Futaba Corp.	128,432	457
	Intage Holdings Inc.	38,900	457
	Taki Chemical Co. Ltd.	20,700	455
	Asahi Co. Ltd.	47,000	455
	Ministop Co. Ltd.	35,400	454
	Tokyo Energy & Systems Inc.	57,500	454
	Fuji Pharma Co. Ltd.	46,800	449
*	Furukawa Battery Co. Ltd.	46,455	448
	Solasto Corp.	143,100	442
	DKS Co. Ltd.	23,900	441
	Studio Alice Co. Ltd.	29,800	440
*,1	TerraSky Co. Ltd.	24,610	438
	Seikitokyu Kogyo Co. Ltd.	40,200	437
117

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Toa Corp. (XTKS)	66,200	430
	V Technology Co. Ltd.	30,400	428
*	PIA Corp.	23,100	427
	Achilles Corp.	45,300	427
[1]	Inui Global Logistics Co. Ltd.	41,208	420
	S-Pool Inc.	197,860	415
	Maezawa Kyuso Industries Co. Ltd.	47,000	412
	Central Security Patrols Co. Ltd.	21,595	408
	FIDEA Holdings Co. Ltd.	38,820	408
	Amvis Holdings Inc.	126,600	408
	Tsubaki Nakashima Co. Ltd.	142,100	405
*,1	Sourcenext Corp.	280,200	396
	Digital Holdings Inc.	40,945	396
	Sanshin Electronics Co. Ltd.	28,400	393
	CTS Co. Ltd.	69,742	391
	Hodogaya Chemical Co. Ltd.	37,400	390
	Maxvalu Tokai Co. Ltd.	18,200	386
	World Holdings Co. Ltd.	27,100	380
	Nihon Trim Co. Ltd.	13,100	377
	Arakawa Chemical Industries Ltd.	50,500	376
	Sankyo Tateyama Inc.	83,600	374
	Nitto Kohki Co. Ltd.	30,600	366
	Shimojima Co. Ltd.	42,200	365
[1]	Sumiseki Holdings Inc.	73,100	365
*	Demae-Can Co. Ltd.	217,500	364
	BrainPad Inc.	48,857	363
	Hokkan Holdings Ltd.	28,200	359
	Fuso Pharmaceutical Industries Ltd.	21,200	357
	Elan Corp.	70,700	357
	Shindengen Electric Manufacturing Co. Ltd.	24,600	356
	Aeon Fantasy Co. Ltd.	21,500	354
	Advan Group Co. Ltd.	60,400	344
	Sankyo Seiko Co. Ltd.	76,397	340
	Sanoh Industrial Co. Ltd.	78,000	338
	Inaba Seisakusho Co. Ltd.	28,300	337
	Artnature Inc.	59,700	334
	Pronexus Inc.	39,035	333
	Oro Co. Ltd.	19,767	331
	Amuse Inc.	29,100	330
*	Optim Corp.	72,138	330
	Marvelous Inc.	99,300	329
	FAN Communications Inc.	111,900	329
	Nakayama Steel Works Ltd.	61,200	312
	SBI ARUHI Corp.	55,126	304
	Corona Corp.	46,600	300
*	Nippon Coke & Engineering Co. Ltd.	494,700	298
	Iseki & Co. Ltd.	40,887	295
*	KNT-CT Holdings Co. Ltd.	35,800	295
	Tsutsumi Jewelry Co. Ltd.	18,200	295
	Rokko Butter Co. Ltd.	33,000	293
	GMO GlobalSign Holdings KK	18,778	292
	ValueCommerce Co. Ltd.	51,300	291
	Ebase Co. Ltd.	75,600	283
	Buffalo Inc.	19,500	282
	Atrae Inc.	56,816	280
	Gecoss Corp.	34,200	279
	Media Do Co. Ltd.	22,621	277
	Shimadaya Corp.	20,500	269
*,1	Japan Display Inc.	2,249,100	268
	WDB Holdings Co. Ltd.	20,712	264
	Airtrip Corp.	40,018	264
	Central Sports Co. Ltd.	15,675	263
	Tess Holdings Co. Ltd.	112,700	263
	Nippon Sharyo Ltd.	18,500	261
	Nisso Holdings Co. Ltd.	53,100	257
	Airport Facilities Co. Ltd.	53,200	249
	Yushin Co.	55,200	247
	Fibergate Inc.	33,349	231
	LIFULL Co. Ltd.	215,900	229
[1]	Kitanotatsujin Corp.	226,800	228
118

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Cleanup Corp.	47,500	215
[1]	Daisyo Corp.	25,700	205
	Kanamic Network Co. Ltd.	68,200	200
*,1	Open Door Inc.	43,200	184
	Ohara Inc.	24,388	177
	Taiho Kogyo Co. Ltd.	37,900	173
[1]	CHIMNEY Co. Ltd.	20,000	171
	Takamiya Co. Ltd.	62,800	169
	Tosho Co. Ltd.	41,800	161
	Tokyo Individualized Educational Institute Inc.	55,312	121
*,1	FDK Corp.	41,914	112
			1,389,947
Kuwait (0.4%)
*	Warba Bank KSCP	7,815,320	5,667
	National Industries Group Holding SAK	6,188,638	5,033
*	Al Ahli Bank of Kuwait KSCP	3,805,303	3,770
	Gulf Cables & Electrical Industries Group Co. KSCP	427,268	3,147
	Kuwait Real Estate Co. KSC	2,422,649	2,973
	Boubyan Petrochemicals Co. KSCP	1,283,636	2,910
	Boursa Kuwait Securities Co. KPSC	326,387	2,889
	Commercial Real Estate Co. KSC	4,774,134	2,603
	Humansoft Holding Co. KSC	326,169	2,526
	Kuwait International Bank KSCP	3,070,747	2,270
*	Salhia Real Estate Co. KSCP	1,461,758	2,147
	Kuwait Telecommunications Co.	1,095,113	1,937
*	Kuwait Projects Co. Holding KSCP	5,984,382	1,819
*	National Real Estate Co. KPSC	3,587,387	938
	Jazeera Airways Co. KSCP	254,458	926
			41,555
Malaysia (0.9%)
	United Plantations Bhd.	897,550	4,765
	TIME dotCom Bhd.	3,905,700	4,662
	KPJ Healthcare Bhd.	6,872,600	4,581
	Inari Amertron Bhd.	10,118,300	4,518
	Bursa Malaysia Bhd.	2,281,554	3,908
	My EG Services Bhd.	16,942,900	3,533
	Sime Darby Property Bhd.	12,280,458	3,527
	Frontken Corp. Bhd.	4,106,850	3,342
	Heineken Malaysia Bhd.	479,249	2,929
	Yinson Holdings Bhd.	6,741,740	2,922
	IGB REIT	5,247,000	2,846
	Axis REIT	6,151,700	2,723
	SP Setia Bhd. Group	9,144,500	2,329
	IOI Properties Group Bhd.	5,220,600	2,216
	Carlsberg Brewery Malaysia Bhd. Class B	497,905	2,179
	Kossan Rubber Industries Bhd.	5,008,800	2,127
*	Tanco Holdings Bhd.	9,501,980	1,894
	VS Industry Bhd.	10,226,850	1,864
	Scientex Bhd.	2,227,000	1,806
	Mega First Corp. Bhd.	1,772,200	1,629
	ViTrox Corp. Bhd.	2,243,600	1,628
	Eco World Development Group Bhd. (XKLS)	3,695,400	1,611
	Pavilion REIT	4,430,900	1,488
	Mah Sing Group Bhd.	5,451,497	1,477
	Sunway Construction Group Bhd.	1,398,100	1,446
	Bumi Armada Bhd.	12,506,500	1,421
	Bank Islam Malaysia Bhd.	2,372,950	1,348
	CTOS Digital Bhd.	5,702,800	1,308
	MBSB Bhd.	7,728,400	1,282
*	Supermax Corp. Bhd.	5,866,880	1,083
	Nationgate Holdings Bhd.	3,356,164	1,062
	Malaysian Pacific Industries Bhd.	241,500	1,050
*	Greatech Technology Bhd.	3,102,900	1,049
*	Berjaya Corp. Bhd.	15,102,628	1,032
	Pentamaster Corp. Bhd.	1,734,250	1,021
	UEM Sunrise Bhd.	5,016,600	837
	Sports Toto Bhd.	2,454,986	783
	BerMaz Auto Bhd.	3,120,240	759
	Malaysian Resources Corp. Bhd.	7,061,538	754
119

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Padini Holdings Bhd.	1,553,700	752
	Syarikat Takaful Malaysia Keluarga Bhd.	881,100	728
	British American Tobacco Malaysia Bhd.	465,400	696
	Hibiscus Petroleum Bhd.	1,891,380	680
	D&O Green Technologies Bhd.	2,152,500	649
*	Dagang NeXchange Bhd.	9,829,800	592
	Velesto Energy Bhd.	16,078,580	578
	DRB-Hicom Bhd.	2,980,327	577
	HAP Seng Consolidated Bhd.	889,400	570
*	WCT Holdings Bhd.	3,648,351	560
	Cahya Mata Sarawak Bhd.	2,531,500	553
*	Chin Hin Group Bhd.	1,128,927	535
*	UWC Bhd.	1,157,800	518
*	Astro Malaysia Holdings Bhd.	6,427,900	262
*,2	Lotte Chemical Titan Holding Bhd.	665,905	68
*	PMB Technology Bhd.	33,215	11
			91,068
Mexico (0.2%)
[2]	FIBRA Macquarie Mexico	2,453,113	3,845
	Fibra MTY SAPI de CV	4,815,600	2,954
	Bolsa Mexicana de Valores SAB de CV	1,375,766	2,887
	Genomma Lab Internacional SAB de CV Class B	2,257,180	2,653
	Grupo Televisa SAB Series CPO	7,117,800	2,592
	La Comer SAB de CV	819,307	1,547
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,063,298	1,140
*,2	Grupo Traxion SAB de CV	1,337,249	1,121
*,2	Nemak SAB de CV	7,133,462	1,051
	Grupo Rotoplas SAB de CV	653,648	404
			20,194
Netherlands (1.0%)
*,2	Just Eat Takeaway.com NV	594,554	13,012
	Arcadis NV	233,468	11,321
	SBM Offshore NV	435,138	9,148
[2]	Signify NV	401,754	8,328
	Allfunds Group plc	1,056,176	5,963
*	Koninklijke BAM Groep NV	854,382	5,787
	Van Lanschot Kempen NV	99,106	5,787
	TKH Group NV	124,802	4,931
	Fugro NV	358,774	4,208
*,1	Galapagos NV	152,986	4,166
	Eurocommercial Properties NV	141,868	4,099
	APERAM SA	136,382	3,968
	Corbion NV	178,610	3,820
*,1,2	Basic-Fit NV	164,541	3,740
	Flow Traders Ltd.	106,851	3,164
*	OCI NV	353,506	2,937
*	Wereldhave NV	121,406	2,293
	NSI NV	62,481	1,530
	Sligro Food Group NV	103,327	1,396
[1]	PostNL NV	1,218,639	1,244
*,1	TomTom NV	216,466	1,144
	Brunel International NV	69,866	737
			102,723
New Zealand (0.3%)
	Summerset Group Holdings Ltd.	740,593	4,739
	Goodman Property Trust	3,248,151	3,541
	Freightways Group Ltd.	523,970	3,063
	Precinct Properties Group	4,062,197	2,607
	Genesis Energy Ltd.	1,931,285	2,524
	Kiwi Property Group Ltd.	4,801,269	2,354
[1]	Vector Ltd.	862,762	2,037
*	SKYCITY Entertainment Group Ltd.	2,550,565	1,732
	Argosy Property Ltd.	2,787,505	1,657
	Stride Property Group	1,942,846	1,271
[1]	Scales Corp. Ltd.	386,967	956
*	Oceania Healthcare Ltd.	2,390,464	925
	SKY Network Television Ltd.	438,390	642
			28,048
120

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Norway (1.8%)
	Storebrand ASA	1,376,311	16,617
	SpareBank 1 Sor-Norge ASA	783,908	12,509
*	TOMRA Systems ASA	751,532	11,857
	Subsea 7 SA	753,257	11,405
	Bakkafrost P/F	163,466	8,243
	SpareBank 1 SMN	427,589	7,760
[1]	Frontline plc	458,529	7,731
	Protector Forsikring ASA	207,423	7,300
*	Nordic Semiconductor ASA	607,894	6,096
*	DOF Group ASA	776,097	6,086
	Borregaard ASA	314,682	5,414
	Veidekke ASA	346,315	5,211
*	BLUENORD ASA	83,286	4,771
	TGS ASA	623,760	4,652
	Hafnia Ltd.	889,267	4,099
	Leroy Seafood Group ASA	897,538	3,934
[2]	Europris ASA	499,148	3,701
	Atea ASA	260,440	3,563
*	Cadeler A/S	659,994	3,451
[1]	Hoegh Autoliners ASA	383,104	3,084
*,2	Crayon Group Holding ASA	255,217	3,057
	DNO ASA	2,635,884	3,006
	Golden Ocean Group Ltd.	379,035	2,922
	Austevoll Seafood ASA	304,686	2,871
*,2	Scatec ASA	374,858	2,861
*,2	Entra ASA	238,236	2,748
[2]	BW LPG Ltd.	271,798	2,730
	FLEX LNG Ltd.	104,381	2,518
	Wallenius Wilhelmsen ASA	328,150	2,378
	Aker Solutions ASA	853,404	2,316
	MPC Container Ships ASA	1,278,538	1,891
*,2	Elkem ASA	990,353	1,742
	Stolt-Nielsen Ltd.	75,013	1,684
	Bonheur ASA	69,546	1,611
	Wilh Wilhelmsen Holding ASA Class A	43,195	1,610
*,2	AutoStore Holdings Ltd.	3,416,633	1,540
*,1	NEL ASA	5,492,935	1,189
[1]	Grieg Seafood ASA	169,929	1,072
*	Hexagon Composites ASA	475,921	858
	BW Offshore Ltd.	289,919	795
*	BW Energy Ltd.	246,382	645
			179,528
Philippines (0.1%)
	DigiPlus Interactive Corp.	5,693,300	4,063
	AREIT Inc.	3,671,000	2,593
	Century Pacific Food Inc.	3,788,700	2,586
	RL Commercial REIT Inc.	19,094,300	2,222
	Robinson's Land Corp.	6,195,497	1,296
	D&L Industries Inc.	7,925,400	808
	Wilcon Depot Inc.	4,856,000	593
	First Gen Corp.	1,783,487	530
*	Cebu Air Inc.	633,680	392
			15,083
Poland (1.1%)
[1]	CD Projekt SA	240,783	14,909
*	CCC SA	164,016	9,484
[1]	Alior Bank SA	298,139	8,079
*	Bank Millennium SA	1,948,627	7,538
	Grupa Kety SA	31,339	7,176
	Budimex SA	40,798	6,857
	Asseco Poland SA	163,806	6,764
*	PGE Polska Grupa Energetyczna SA	2,880,819	6,292
	Benefit Systems SA	7,261	6,252
	KRUK SA	56,229	5,965
	Orange Polska SA	2,135,652	5,488
*	Tauron Polska Energia SA	3,173,258	4,980
[2]	XTB SA	210,233	4,568
	Bank Handlowy w Warszawie SA	112,521	3,510
121

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Enea SA	856,971	3,243
[1]	Pepco Group NV	503,620	2,383
*	Cyfrowy Polsat SA	482,088	2,364
*,1	Jastrzebska Spolka Weglowa SA	176,348	1,130
	Warsaw Stock Exchange	84,208	1,069
*	Grupa Azoty SA	161,824	888
			108,939
Portugal (0.2%)
	REN - Redes Energeticas Nacionais SGPS SA	1,219,183	4,002
	Sonae SGPS SA	2,781,537	3,532
	CTT-Correios de Portugal SA	334,753	2,949
	Navigator Co. SA	743,691	2,822
	NOS SGPS SA	592,908	2,475
	Altri SGPS SA	251,825	1,733
	Corticeira Amorim SGPS SA	166,019	1,434
[1]	Mota-Engil SGPS SA	274,186	1,088
	Semapa-Sociedade de Investimento e Gestao	49,025	919
			20,954
Qatar (0.1%)
	Doha Bank QPSC	7,602,982	4,930
	Gulf International Services QSC	3,425,283	2,901
	United Development Co. QSC	5,776,234	1,638
	Al Meera Consumer Goods Co. QSC	319,163	1,276
			10,745
Romania (0.0%)
	TTS Transport Trade Services SA	440,869	403
*	Teraplast SA	4,260,958	354
			757
Russia (0.0%)
*,3	OGK-2 PJSC	54,519,850	—
*,3	TGC-1 PJSC	2,060,900,000	—
*,3	Mechel PJSC	477,169	—
*,3	LSR Group PJSC	66,793	—
*,3	EL5-ENERO PJSC	24,682,000	—
*,3	Gruppa Kompanii Samolyot PAO	30,568	—
*,3	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
*,3	Bank St. Petersburg PJSC	642,145	—
*,3	Rosseti Tsentr i Privolzhye PAO	236,900,000	—
*,3	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.6%)
	Electrical Industries Co.	1,800,994	3,422
	Retal Urban Development Co.	716,291	3,223
*	Saudi Chemical Co. Holding	1,355,791	3,068
*,1	National Agriculture Development Co.	486,519	2,887
	National Medical Care Co.	71,685	2,852
	National Co. for Learning & Education	67,183	2,808
	National Gas & Industrialization Co.	118,472	2,798
	Al Hammadi Holding	252,181	2,698
	Arriyadh Development Co.	280,375	2,565
*	Middle East Healthcare Co.	137,561	2,554
	United International Transportation Co.	126,966	2,502
*	Saudi Reinsurance Co.	186,704	2,464
	AlKhorayef Water & Power Technologies Co.	56,307	2,432
	Al Masane Al Kobra Mining Co.	143,559	2,316
	Al-Dawaa Medical Services Co.	92,953	2,093
	Saudi Automotive Services Co.	113,021	1,992
	Southern Province Cement Co.	221,807	1,837
	East Pipes Integrated Co. for Industry	50,934	1,832
	Al Moammar Information Systems Co.	48,922	1,718
	Al Rajhi REIT	759,589	1,708
*	Perfect Presentation For Commercial Services Co.	489,411	1,633
	Yanbu Cement Co.	250,750	1,459
	Etihad Atheeb Telecommunication Co.	54,151	1,450
	Bawan Co.	97,875	1,439
	Eastern Province Cement Co.	148,737	1,333
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	193,113	1,313
	Almunajem Foods Co.	58,749	1,293
122

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Saudi Ceramic Co.	163,232	1,226
	City Cement Co.	206,630	1,116
*	Zamil Industrial Investment Co.	96,827	1,081
	Arabian Cement Co.	159,083	1,078
*	Middle East Paper Co.	139,739	1,041
*	Saudi Public Transport Co.	208,080	912
			66,143
Singapore (0.6%)
	Frasers Centrepoint Trust	3,669,707	6,357
	Keppel Infrastructure Trust	13,399,368	4,108
	Parkway Life REIT	1,245,881	4,036
	Golden Agri-Resources Ltd.	19,627,250	3,608
	ESR-REIT	2,053,108	3,460
	Sheng Siong Group Ltd.	2,224,100	2,997
	PARAGON REIT	3,732,400	2,801
	Capitaland India Trust	3,276,810	2,445
	Raffles Medical Group Ltd.	3,133,084	2,426
	iFAST Corp. Ltd.	475,500	2,265
	Singapore Post Ltd.	5,150,300	2,254
	Lendlease Global Commercial REIT	5,714,119	2,254
	CapitaLand China Trust	3,890,199	2,054
	Starhill Global REIT	5,190,308	1,969
	AIMS APAC REIT	2,083,958	1,965
	First Resources Ltd.	1,692,829	1,959
	Stoneweg European REIT	1,092,640	1,856
	CDL Hospitality Trusts	2,832,542	1,725
	UMS Integration Ltd.	2,024,400	1,674
	OUE REIT	7,551,209	1,620
	Digital Core REIT Management Pte. Ltd.	2,932,800	1,467
	Far East Hospitality Trust	3,419,700	1,427
	Riverstone Holdings Ltd.	1,877,000	1,301
[1]	AEM Holdings Ltd.	940,915	852
	First REIT	3,903,172	778
	Bumitama Agri Ltd.	986,500	612
*	Keppel Pacific Oak US REIT	2,905,800	579
	Prime US REIT	3,358,332	480
*	Manulife US REIT	5,558,288	350
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	307
	Nanofilm Technologies International Ltd.	691,400	278
*,3	Ezra Holdings Ltd.	1,575,810	—
*,3	Eagle Hospitality Trust	2,004,300	—
			62,264
South Africa (1.0%)
	Momentum Group Ltd.	4,028,443	7,373
	AVI Ltd.	994,832	4,839
	Truworths International Ltd.	1,100,367	4,390
	Redefine Properties Ltd.	17,445,668	4,340
[1]	Fortress Real Estate Investments Ltd. Class B	3,701,409	3,933
*	SPAR Group Ltd.	580,583	3,578
	Life Healthcare Group Holdings Ltd.	4,370,800	3,443
	Resilient REIT Ltd.	983,177	3,208
	Sappi Ltd.	1,709,187	3,205
	Vukile Property Fund Ltd.	3,135,563	3,194
	Barloworld Ltd.	547,694	3,190
	Netcare Ltd.	4,211,905	3,095
	Hyprop Investments Ltd.	1,277,353	2,927
*	Pick n Pay Stores Ltd.	1,711,630	2,582
[2]	Dis-chem Pharmacies Ltd.	1,443,528	2,453
	Coronation Fund Managers Ltd.	1,099,573	2,256
	Motus Holdings Ltd.	478,730	2,243
	Equites Property Fund Ltd.	2,592,550	2,116
	DRDGOLD Ltd.	1,399,622	2,062
*	Telkom SA SOC Ltd.	969,259	2,053
	DataTec Ltd.	658,035	2,048
[1]	Thungela Resources Ltd.	406,401	2,022
	Omnia Holdings Ltd.	527,025	1,942
	AECI Ltd.	347,595	1,918
	Attacq Ltd.	2,413,489	1,850
	JSE Ltd.	269,215	1,844
123

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	MAS plc	1,809,319	1,803
	Wilson Bayly Holmes-Ovcon Ltd.	173,717	1,795
	Reunert Ltd.	536,879	1,788
[1]	Super Group Ltd.	1,147,692	1,783
	We Buy Cars Holdings Ltd.	674,749	1,566
	Ninety One Ltd.	699,271	1,352
	Sun International Ltd.	600,932	1,296
*	KAP Ltd.	8,519,744	1,275
	Grindrod Ltd.	1,969,407	1,229
	Afrimat Ltd.	401,786	1,143
	Astral Foods Ltd.	119,141	1,108
	Hosken Consolidated Investments Ltd.	151,694	1,079
	Burstone Group Ltd.	2,061,428	972
	Curro Holdings Ltd.	1,652,285	794
			97,087
South Korea (4.0%)
	Hyundai Rotem Co. Ltd.	233,852	18,432
[1]	Samyang Foods Co. Ltd.	13,078	8,926
	LIG Nex1 Co. Ltd.	34,484	7,791
*,1	Peptron Inc.	65,847	7,533
	Hyosung Heavy Industries Corp.	20,791	7,191
	JB Financial Group Co. Ltd.	518,957	6,235
*,1	LigaChem Biosciences Inc.	82,096	6,050
[1]	Hanwha Systems Co. Ltd.	193,657	5,335
	PharmaResearch Co. Ltd.	20,024	5,304
*,1	Rainbow Robotics	25,494	4,836
*	Hugel Inc.	18,085	4,634
[1]	Sam Chun Dang Pharm Co. Ltd.	45,459	4,502
[1]	JYP Entertainment Corp.	87,460	4,254
	KIWOOM Securities Co. Ltd.	42,582	4,095
[1]	Doosan Co. Ltd.	18,767	3,992
*	APR Corp.	75,028	3,977
[1]	IsuPetasys Co. Ltd.	175,696	3,967
[1]	Classys Inc.	85,047	3,846
[1]	LEENO Industrial Inc.	148,940	3,783
*	ABLBio Inc.	81,427	3,753
*,1	Hanwha Engine	193,677	3,722
	Hyundai Elevator Co. Ltd.	64,849	3,367
[1]	SM Entertainment Co. Ltd.	34,841	3,029
	Cosmax Inc.	24,461	2,968
*,1	Enchem Co. Ltd.	52,767	2,940
*,1	Naturecell Co. Ltd.	155,330	2,863
	DL E&C Co. Ltd.	92,415	2,825
	DB HiTek Co. Ltd.	102,165	2,762
[1]	Jusung Engineering Co. Ltd.	109,618	2,587
*,1	GemVax & Kael Co. Ltd.	111,242	2,564
	Korean Reinsurance Co.	448,452	2,553
*,1	Lunit Inc.	69,795	2,539
	Poongsan Corp.	60,432	2,523
[1]	Kolmar Korea Co. Ltd.	45,925	2,454
	Shinsegae Inc.	22,058	2,446
[1]	TechWing Inc.	101,133	2,430
[1]	HPSP Co. Ltd.	151,552	2,398
[1]	Youngone Corp.	71,676	2,390
	Douzone Bizon Co. Ltd.	55,423	2,377
	HD Hyundai Infracore Co. Ltd.	405,670	2,357
*,1	Hanall Biopharma Co. Ltd.	119,857	2,342
*,1	Voronoi Inc.	34,478	2,316
[1]	Hansol Chemical Co. Ltd.	28,133	2,292
*,1	Doosan Robotics Inc.	63,513	2,254
	OCI Holdings Co. Ltd.	48,318	2,201
	ST Pharm Co. Ltd.	39,017	2,166
[1]	Eo Technics Co. Ltd.	26,471	2,144
[1]	SK REITs Co. Ltd.	602,860	2,104
*,1	Silicon2 Co. Ltd.	83,429	2,099
	Park Systems Corp.	14,636	2,085
	HDC Hyundai Development Co-Engineering & Construction	118,475	2,073
*,1	Oscotec Inc.	106,798	2,065
[1]	Daejoo Electronic Materials Co. Ltd.	34,869	2,020
124

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Medytox Inc.	16,438	2,019
[1]	Dongjin Semichem Co. Ltd.	98,137	2,009
*,1	ISU Specialty Chemical	65,883	2,001
[1]	Shinsung Delta Tech Co. Ltd.	47,383	1,977
[1]	KEPCO Engineering & Construction Co. Inc.	40,574	1,938
*	Cafe24 Corp.	43,643	1,841
*,1	VT Co. Ltd.	68,391	1,838
[1]	People & Technology Inc.	63,776	1,821
	Seegene Inc.	98,169	1,815
[1]	Hyundai Department Store Co. Ltd.	42,569	1,788
[1]	CS Wind Corp.	63,960	1,746
	WONIK IPS Co. Ltd.	106,611	1,698
[1]	YG Entertainment Inc.	35,665	1,684
	Hyosung TNC Corp.	9,858	1,649
*	Daewoo Engineering & Construction Co. Ltd.	660,281	1,647
	LX International Corp.	87,342	1,629
[1]	Koh Young Technology Inc.	167,312	1,628
[1]	Hyundai Construction Equipment Co. Ltd.	33,908	1,615
[1]	Soulbrain Co. Ltd.	13,149	1,602
[1]	Daewoong Pharmaceutical Co. Ltd.	16,245	1,579
	Hyundai Wia Corp.	52,308	1,574
	Chong Kun Dang Pharmaceutical Corp.	27,374	1,567
[1]	DI Dong Il Corp.	51,995	1,513
*,1	SOLUM Co. Ltd.	130,470	1,510
*,1	Mezzion Pharma Co. Ltd.	53,052	1,504
*	Kumho Tire Co. Inc.	443,559	1,501
	Soop Co. Ltd.	25,043	1,445
*,1	Taihan Electric Wire Co. Ltd.	175,450	1,437
*,1	HLB Life Science Co. Ltd.	324,416	1,434
*,1	Seojin System Co. Ltd.	98,314	1,410
*	CJ ENM Co. Ltd.	32,154	1,399
	ESR Kendall Square REIT Co. Ltd.	402,532	1,380
	DoubleUGames Co. Ltd.	34,766	1,379
	Shinhan Alpha REIT Co. Ltd.	335,075	1,371
	Han Kuk Carbon Co. Ltd.	99,142	1,355
[1]	Daishin Securities Co. Ltd.	105,053	1,323
	Paradise Co. Ltd.	151,015	1,316
[1]	HK inno N Corp.	46,333	1,314
	Kolon Industries Inc.	61,830	1,312
[1]	Hana Tour Service Inc.	35,802	1,311
	LX Semicon Co. Ltd.	34,439	1,311
[1]	S&S Tech Corp.	53,520	1,295
*,1	Wemade Co. Ltd.	63,839	1,288
	Sebang Global Battery Co. Ltd.	26,352	1,277
	SK Gas Ltd.	7,511	1,266
*,1	HLB Therapeutics Co. Ltd.	238,516	1,264
[1]	Pharmicell Co. Ltd.	168,864	1,255
*,1	SHIFT UP Corp.	32,963	1,249
[1]	Hana Micron Inc.	161,924	1,240
	HS Hyosung Advanced Materials Corp.	9,763	1,221
	LOTTE REIT Co. Ltd.	482,916	1,218
[1]	SL Corp.	51,920	1,199
[1]	Daou Technology Inc.	78,178	1,194
	Youngone Holdings Co. Ltd.	17,384	1,170
	ISC Co. Ltd.	33,192	1,156
*	Lotte Energy Materials Corp.	72,305	1,153
[1]	LOTTE Fine Chemical Co. Ltd.	46,554	1,137
[1]	Lake Materials Co. Ltd.	121,399	1,093
[1]	Daeduck Electronics Co. Ltd.	111,277	1,092
*,1	Doosan Fuel Cell Co. Ltd.	101,568	1,090
	HDC Holdings Co. Ltd.	80,447	1,088
[1]	Dentium Co. Ltd.	21,161	1,086
	Eugene Technology Co. Ltd.	45,096	1,080
*,1	Hyundai Bioscience Co. Ltd.	141,844	1,074
	Binggrae Co. Ltd.	15,959	1,061
*,1	Synopex Inc.	234,706	1,046
[1]	NICE Information Service Co. Ltd.	112,920	1,025
	Korea Electric Terminal Co. Ltd.	22,425	1,017
*,1	Chabiotech Co. Ltd.	131,468	1,016
[1]	Ahnlab Inc.	21,080	996
125

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Binex Co. Ltd.	90,344	986
[1]	Ecopro HN Co. Ltd.	49,808	980
	Taekwang Industrial Co. Ltd.	1,839	979
[1]	Daesang Corp.	57,470	966
*,1	Ananti Inc.	202,483	964
[1]	Sung Kwang Bend Co. Ltd.	50,240	963
*	SK oceanplant Co. Ltd.	89,992	948
[1]	Advanced Nano Products Co. Ltd.	24,457	931
*	Eubiologics Co. Ltd.	100,124	926
	Hyosung Corp.	24,771	925
	NEXTIN Inc.	24,557	925
	Green Cross Holdings Corp.	93,682	922
	SK Networks Co. Ltd.	309,452	919
	Daewoong Co. Ltd.	64,173	916
	SK Chemicals Co. Ltd.	32,120	899
*,1	Cosmochemical Co. Ltd.	81,844	893
	Innocean Worldwide Inc.	68,667	880
[1]	Hankook & Co. Co. Ltd.	82,706	874
*,1	Creative & Innovative System	171,498	872
*	CJ CGV Co. Ltd.	254,184	869
*	Hanwha Investment & Securities Co. Ltd.	350,819	848
	Com2uSCorp	30,324	839
	Caregen Co. Ltd.	48,422	811
[1]	SK Discovery Co. Ltd.	27,663	810
	PSK Inc.	64,301	807
	TKG Huchems Co. Ltd.	71,158	805
	DL Holdings Co. Ltd.	35,106	802
[1]	Tokai Carbon Korea Co. Ltd.	13,313	801
	Youlchon Chemical Co. Ltd.	40,712	800
[1]	Hancom Inc.	52,426	789
	SD Biosensor Inc.	119,400	789
	JR Global REIT	407,952	786
	Lotte Chilsung Beverage Co. Ltd.	10,128	782
*	Duk San Neolux Co. Ltd.	37,283	781
*,1	Lotte Tour Development Co. Ltd.	102,341	781
	Dong-A Socio Holdings Co. Ltd.	10,736	780
	DongKook Pharmaceutical Co. Ltd.	71,830	767
[1]	TCC Steel	54,579	767
[1]	Unid Co. Ltd.	12,167	752
	Lotte Rental Co. Ltd.	36,257	749
*,1	LS Materials Ltd.	95,241	747
*	Bioneer Corp.	67,262	743
	SFA Engineering Corp.	51,118	730
*,1	Fadu Inc.	96,971	723
	Hanssem Co. Ltd.	24,148	721
	BH Co. Ltd.	83,173	721
*,1	Studio Dragon Corp.	19,790	713
[1]	SIMMTECH Co. Ltd.	63,426	704
	SNT Motiv Co. Ltd.	36,216	703
	Orion Holdings Corp.	54,602	703
[1]	Solid Inc.	139,867	702
[1]	TK Corp.	46,819	693
*	Hanwha General Insurance Co. Ltd.	240,530	690
[1]	Cheryong Electric Co. Ltd.	30,688	677
[1]	Intellian Technologies Inc.	25,054	676
	LX Holdings Corp.	146,463	675
	NHN Corp.	42,924	670
*	Asiana Airlines Inc.	100,239	668
	Hanil Cement Co. Ltd.	52,580	663
[1]	Huons Global Co. Ltd.	18,780	662
[1]	Dongkuk Steel Mill Co. Ltd.	101,282	653
*,1	Joongang Advanced Materials Co. Ltd.	211,601	653
	i-SENS Inc.	56,314	649
	L&C Bio Co. Ltd.	41,257	644
	MegaStudyEdu Co. Ltd.	18,867	636
	KCC Glass Corp.	28,092	633
	Innox Advanced Materials Co. Ltd.	39,082	628
	OCI Co. Ltd.	16,190	628
	JW Pharmaceutical Corp.	39,637	622
	Mcnex Co. Ltd.	36,912	622
126

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	InBody Co. Ltd.	35,753	607
*,1	Nexon Games Co. Ltd.	66,764	606
[1]	Lotte Wellfood Co. Ltd.	7,211	601
[1]	TES Co. Ltd.	42,361	600
[1]	HAESUNG DS Co. Ltd.	36,899	600
	Hyundai Green Food	54,847	600
*	Dawonsys Co. Ltd.	98,475	598
*	Seoul Semiconductor Co. Ltd.	127,510	597
*	Shin Poong Pharmaceutical Co. Ltd.	112,283	597
	RFHIC Corp.	54,922	597
[1]	Posco M-Tech Co. Ltd.	69,910	594
*	KMW Co. Ltd.	96,176	582
*	Foosung Co. Ltd.	183,662	566
	Harim Holdings Co. Ltd.	134,546	566
	IS Dongseo Co. Ltd.	44,219	564
[1]	Myoung Shin Industrial Co. Ltd.	95,705	563
[1]	Sungwoo Hitech Co. Ltd.	143,240	561
[1]	KC Tech Co. Ltd.	30,441	561
[1]	Doosan Tesna Inc.	31,461	559
	Dong-A ST Co. Ltd.	16,493	558
*,1	Komipharm International Co. Ltd.	128,568	550
	Samyang Holdings Corp.	12,448	539
*	Neowiz	32,792	539
*,1	Shinsung E&G Co. Ltd.	556,229	535
	PI Advanced Materials Co. Ltd.	46,348	534
*	BNC Korea Co. Ltd.	181,799	531
*,1	SFA Semicon Co. Ltd.	251,850	530
*	Korea Line Corp.	493,212	528
	Boryung	88,680	528
*	Jeju Air Co. Ltd.	111,539	526
[1]	Solus Advanced Materials Co. Ltd.	87,354	525
	NICE Holdings Co. Ltd.	66,145	524
	GOLFZON Co. Ltd.	11,231	518
	Hyundai Home Shopping Network Corp.	15,161	518
	Handsome Co. Ltd.	47,358	515
*,1	Sungeel Hitech Co. Ltd.	21,412	507
	HL Holdings Corp.	19,666	506
	Yuanta Securities Korea Co. Ltd.	241,711	503
[1]	Humedix Co. Ltd.	17,831	502
	Korea Petrochemical Ind Co. Ltd.	8,366	495
*,1	W Scope Chungju Plant Co. Ltd.	76,521	493
*	Il Dong Pharmaceutical Co. Ltd.	58,916	490
[1]	Sam-A Aluminum Co. Ltd.	27,646	489
*,1	CMG Pharmaceutical Co. Ltd.	279,913	486
	ENF Technology Co. Ltd.	27,800	483
	Dongwon F&B Co. Ltd.	18,446	478
	Partron Co. Ltd.	97,070	469
*	Tongyang Life Insurance Co. Ltd.	107,609	463
	Hankook Shell Oil Co. Ltd.	1,774	462
[1]	Zinus Inc.	37,566	461
	Seah Besteel Holdings Corp.	36,313	457
	Advanced Process Systems Corp.	38,095	457
	Korea United Pharm Inc.	33,153	456
*	DIO Corp.	33,177	454
*	Yungjin Pharmaceutical Co. Ltd.	316,309	453
	Young Poong Corp.	17,220	450
	Samyang Corp.	13,339	449
	Hanjin Transportation Co. Ltd.	33,091	446
	Songwon Industrial Co. Ltd.	55,406	445
	Hyundai GF Holdings	115,878	444
	Namyang Dairy Products Co. Ltd.	8,233	441
	HS Industries Co. Ltd.	132,380	437
	Nexen Tire Corp.	113,929	433
	LX Hausys Ltd.	21,244	431
	E1 Corp.	9,791	427
	Dongwon Industries Co. Ltd.	14,509	425
*	Daea TI Co. Ltd.	147,742	425
	SK Securities Co. Ltd.	1,250,275	425
	Samwha Capacitor Co. Ltd.	23,855	416
[1]	Huons Co. Ltd.	23,322	415
127

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	GC Cell Corp.	28,584	415
	Vieworks Co. Ltd.	23,901	413
	LF Corp.	39,249	411
*	Amicogen Inc.	168,028	402
	Grand Korea Leisure Co. Ltd.	46,636	398
	Soulbrain Holdings Co. Ltd.	18,004	395
*	GeneOne Life Science Inc.	241,451	393
	iMarketKorea Inc.	70,194	392
	Samchully Co. Ltd.	5,942	383
	KISWIRE Ltd.	31,374	382
	Ilyang Pharmaceutical Co. Ltd.	44,081	382
*	Bukwang Pharmaceutical Co. Ltd.	134,499	379
	KH Vatec Co. Ltd.	57,667	374
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	52,336	371
	INTOPS Co. Ltd.	32,603	370
	Daol Investment & Securities Co. Ltd.	154,806	369
	Seobu T&D	91,176	369
	Kwang Dong Pharmaceutical Co. Ltd.	95,522	368
	Webzen Inc.	37,347	362
*	Genexine Inc.	112,299	362
	NHN KCP Corp.	66,883	362
	KC Co. Ltd.	27,604	361
	Eugene Investment & Securities Co. Ltd.	182,976	357
*	Chunbo Co. Ltd.	13,968	356
	Hansae Co. Ltd.	44,490	349
	Korea Asset In Trust Co. Ltd.	209,245	343
*,1	Namsun Aluminum Co. Ltd.	331,369	332
*,3	NKMax Co. Ltd.	232,882	331
	Korea Real Estate Investment & Trust Co. Ltd.	432,472	321
*,1	UniTest Inc.	45,627	317
*,1	AbClon Inc.	48,937	316
*	CrystalGenomics Invites Co. Ltd.	219,430	310
*,1	HLB Global Co. Ltd.	142,176	307
	Modetour Network Inc.	37,809	299
	Hyundai Corp.	18,634	298
	Hansol Paper Co. Ltd.	49,400	291
	iNtRON Biotechnology Inc.	93,825	271
*,1	Danal Co. Ltd.	132,950	270
*	Humasis Co. Ltd.	268,302	255
	Daehan Flour Mill Co. Ltd.	2,743	252
*,3	Hyosung Chemical Corp.	7,851	215
	Chongkundang Holdings Corp.	6,092	199
*	Samsung Pharmaceutical Co. Ltd.	172,783	182
	Hansol Technics Co. Ltd.	53,052	178
*	Insun ENT Co. Ltd.	42,805	154
*	Helixmith Co. Ltd.	81,662	152
	KISCO Corp.	23,613	141
	Gradiant Corp.	12,105	116
	Able C&C Co. Ltd.	20,181	97
*	Enzychem Lifesciences Corp.	118,612	97
	Namhae Chemical Corp.	19,136	92
*	NEPES Corp.	16,286	78
	Toptec Co. Ltd.	22,808	66
	Dongkuk CM Co. Ltd.	14,665	65
	Cuckoo Homesys Co. Ltd.	3,412	55
*	Tongyang Inc.	127,864	53
*	Wysiwyg Studios Co. Ltd.	26,431	24
*,3	Kuk-il Paper Manufacturing Co. Ltd.	305,865	22
	Eusu Holdings Co. Ltd.	3,221	13
	LOTTE Himart Co. Ltd.	2,355	12
*	ITM Semiconductor Co. Ltd.	261	2
			405,653
Spain (1.3%)
	Enagas SA	806,517	12,575
[2]	Unicaja Banco SA	4,832,947	9,212
	Viscofan SA	120,154	8,668
	Vidrala SA (XMAD)	76,389	8,326
[1]	Indra Sistemas SA	239,865	7,648
	Acerinox SA	629,760	7,117
128

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Logista Integral SA	207,622	7,098
	Inmobiliaria Colonial Socimi SA	1,059,969	6,870
	Fluidra SA	289,845	6,710
	Sacyr SA (XMAD)	1,818,221	6,669
*	Puig Brands SA Class B	307,119	5,750
	Laboratorios Farmaceuticos Rovi SA	72,854	4,271
	Construcciones y Auxiliar de Ferrocarriles SA	86,392	4,223
	CIE Automotive SA	141,332	3,736
	Pharma Mar SA	39,942	3,384
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,145,121	3,116
	Almirall SA	267,356	2,967
	Elecnor SA	127,616	2,736
*	Tecnicas Reunidas SA	143,759	2,413
	Melia Hotels International SA	327,165	2,375
*	Solaria Energia y Medio Ambiente SA	271,713	2,048
	Atresmedia Corp. de Medios de Comunicacion SA	313,976	1,982
[2]	Gestamp Automocion SA	540,560	1,615
[1,2]	Neinor Homes SA	89,886	1,565
[1]	Ence Energia y Celulosa SA	454,963	1,467
	Prosegur Cia de Seguridad SA	463,207	1,295
[2]	Global Dominion Access SA	368,162	1,216
*	Distribuidora Internacional de Alimentacion SA	44,867	1,159
[2]	Prosegur Cash SA	1,085,718	945
			129,156
Sweden (3.9%)
	Sectra AB Class B	479,909	14,724
	Fortnox AB	1,591,752	14,413
	Lagercrantz Group AB Class B	616,421	14,046
	Nordnet AB publ	528,762	13,997
	Avanza Bank Holding AB	405,401	13,471
	Mycronic AB	241,581	9,647
	Loomis AB	226,622	9,432
	Wihlborgs Fastigheter AB	853,433	8,852
*	Hemnet Group AB	254,560	8,738
	Billerud Aktiebolag	707,470	7,465
*	Embracer Group AB	573,704	7,240
[2]	Thule Group AB	315,942	7,202
	Hexpol AB	799,352	6,951
	Betsson AB Class B	380,050	6,647
	AddLife AB Class B	347,636	6,597
*	Camurus AB	102,337	6,577
*,2	BoneSupport Holding AB	197,091	6,448
[2]	Bravida Holding AB	663,431	6,322
	Wallenstam AB Class B	1,263,347	6,246
	Kinnevik AB Class B	773,061	6,187
	Fabege AB	722,001	6,168
	Storskogen Group AB Class B	4,630,716	6,101
	Catena AB	129,276	6,086
	Bure Equity AB	177,363	5,976
	Pandox AB	338,378	5,666
	Elekta AB Class B	1,090,415	5,552
	Vitec Software Group AB Class B	116,592	5,327
[2]	Munters Group AB	415,344	5,316
	Truecaller AB Class B	706,299	5,315
*	Asmodee Group AB Class B	477,816	5,265
	NCC AB Class B	277,621	5,169
	Husqvarna AB Class B	1,095,591	5,096
	AFRY AB	293,629	5,087
	INVISIO AB	117,521	4,723
	Alleima AB	598,396	4,705
*	Nyfosa AB	497,435	4,669
	Lindab International AB	218,627	4,597
*,2	Sinch AB	1,971,901	4,584
	Peab AB Class B	541,740	4,506
	Hufvudstaden AB Class A	359,410	4,376
*	HMS Networks AB	97,248	4,359
*	Electrolux Professional AB Class B	732,996	4,247
	Granges AB	339,889	4,245
*	Electrolux AB Class B	658,316	4,110
129

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Medicover AB Class B	157,641	3,934
[2]	Scandic Hotels Group AB	493,985	3,845
	Vitrolife AB	234,984	3,825
[2]	Dometic Group AB	1,022,996	3,688
*	Modern Times Group MTG AB Class B	288,386	3,455
	Bufab AB	83,560	3,454
	Clas Ohlson AB Class B	121,299	3,436
	AddNode Group AB	388,167	3,342
	NP3 Fastigheter AB	122,592	3,194
	Cibus Nordic Real Estate AB publ	184,313	3,190
	JM AB	195,602	3,121
	Nolato AB Class B	502,084	2,821
	Mips AB	79,943	2,818
*	Sdiptech AB Class B	122,849	2,751
	Atrium Ljungberg AB Class B	767,120	2,716
*,2	Attendo AB	398,032	2,710
	Biotage AB	178,190	2,594
	Bilia AB Class A	202,908	2,539
*	Xvivo Perfusion AB	75,437	2,492
	SkiStar AB	143,023	2,477
	NCAB Group AB	554,858	2,445
	Arjo AB Class B	695,408	2,330
	Ratos AB Class B	671,870	2,293
	Instalco AB	768,400	2,130
	Dios Fastigheter AB	296,355	2,058
	Cloetta AB Class B	680,603	1,980
	Systemair AB	222,758	1,908
	MEKO AB	143,811	1,888
	Troax Group AB	131,466	1,822
*,1,2	BioArctic AB	84,554	1,719
*,1	Better Collective A/S	129,947	1,710
*,2	Boozt AB	189,272	1,650
*	Hexatronic Group AB	623,011	1,649
	Platzer Fastigheter Holding AB Class B	206,058	1,619
[1]	Samhallsbyggnadsbolaget i Norden AB	3,644,441	1,479
	Investment AB Oresund	98,366	1,195
	Volati AB	87,157	1,074
	Fagerhult Group AB	239,721	1,036
	Corem Property Group AB Class B	1,809,890	915
*	Stillfront Group AB	1,520,656	780
*	Norion Bank AB	186,583	760
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	508,125	357
	NCC AB Class A	8,463	158
*,3	Ow Bunker A/S	24,023	—
			399,804
Switzerland (3.0%)
	Swissquote Group Holding SA (Registered)	34,178	17,643
[2]	Galenica AG	159,648	16,722
	Accelleron Industries AG	302,846	16,258
	Siegfried Holding AG (Registered)	126,500	15,061
	Cembra Money Bank AG	95,774	11,561
*	Sunrise Communications AG Class A	209,190	11,314
	Allreal Holding AG (Registered)	49,138	10,827
	Sulzer AG (Registered)	55,822	9,448
	VZ Holding AG	44,529	9,188
[1]	Bucher Industries AG (Registered)	21,033	9,085
	Mobimo Holding AG (Registered)	23,452	9,058
	dormakaba Holding AG	9,680	8,166
	Tecan Group AG (Registered)	40,399	7,868
*	SFS Group AG	57,781	7,811
	Valiant Holding AG (Registered)	52,362	7,712
*	Aryzta AG	2,963,863	7,434
	Burckhardt Compression Holding AG	9,940	6,758
	Inficon Holding AG (Registered)	61,790	6,556
	Vontobel Holding AG (Registered)	89,632	6,477
	Comet Holding AG (Registered)	23,350	6,028
	St. Galler Kantonalbank AG (Registered)	9,643	5,809
	ALSO Holding AG (Registered)	18,037	5,509
	Ypsomed Holding AG (Registered)	11,382	4,850
130

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Landis & Gyr Group AG	74,694	4,804
	Interroll Holding AG (Registered)	2,169	4,760
	EFG International AG	313,590	4,744
	Kardex Holding AG (Registered)	18,386	4,632
[1]	Stadler Rail AG	167,912	4,429
	Huber & Suhner AG (Registered)	49,303	4,338
	Bossard Holding AG (Registered) Class A	17,014	3,710
	Daetwyler Holding AG	22,265	3,215
	Intershop Holding AG	18,978	3,114
[2]	Medacta Group SA	18,763	3,046
*	ams-OSRAM AG	312,898	2,778
	SKAN Group AG	32,234	2,642
	Implenia AG (Registered)	45,701	2,585
*,2	Sensirion Holding AG	32,775	2,540
	OC Oerlikon Corp. AG Pfaffikon (Registered)	588,938	2,498
	Forbo Holding AG (Registered)	2,549	2,446
	u-blox Holding AG	24,118	2,445
*	Softwareone Holding AG	342,793	2,373
	Bell Food Group AG (Registered)	6,701	2,156
*,2	Montana Aerospace AG	103,416	2,065
	Zehnder Group AG	27,292	1,817
*,1	Basilea Pharmaceutica Ag Allschwil (Registered)	33,652	1,803
	Cie Financiere Tradition SA	6,241	1,650
*,2	Medartis Holding AG	17,596	1,640
	COSMO Pharmaceuticals NV	28,234	1,637
*,1	Komax Holding AG (Registered)	12,700	1,580
	Autoneum Holding AG	9,933	1,489
	Vetropack Holding AG (Registered)	39,568	1,367
	LEM Holding SA (Registered)	1,612	1,345
	Bystronic AG	4,312	1,316
	Schweiter Technologies AG	2,661	1,226
[1]	Arbonia AG	156,155	1,185
*,2	PolyPeptide Group AG	48,904	1,133
	APG SGA SA	3,948	1,065
[2]	Medmix AG	82,575	1,033
	VP Bank AG Class A	10,345	1,031
[1]	Rieter Holding AG (Registered)	9,604	818
[1]	Leonteq AG	34,176	644
*,1	PIERER Mobility AG	30,369	423
			306,665
Taiwan (6.7%)
[1]	Bizlink Holding Inc.	562,144	9,516
	Tripod Technology Corp.	1,600,327	9,240
	TA Chen Stainless Pipe	5,749,686	7,557
	Taichung Commercial Bank Co. Ltd.	12,171,243	7,549
[1]	Phison Electronics Corp.	534,962	7,480
	Highwealth Construction Corp.	5,818,978	7,437
	United Integrated Services Co. Ltd.	524,200	7,233
	WT Microelectronics Co. Ltd.	1,866,553	6,837
	Radiant Opto-Electronics Corp.	1,426,675	6,627
	Tong Yang Industry Co. Ltd.	1,527,919	6,287
	Compeq Manufacturing Co. Ltd.	3,543,471	6,220
	Simplo Technology Co. Ltd.	557,631	6,104
[1]	Makalot Industrial Co. Ltd.	680,930	6,059
[1]	Gold Circuit Electronics Ltd.	985,652	5,929
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,425,625	5,688
	Lien Hwa Industrial Holdings Corp.	4,001,576	5,484
[1]	MPI Corp.	263,000	5,386
*	Mitac Holdings Corp.	2,895,617	4,822
	Wistron NeWeb Corp.	1,214,066	4,788
	Sinbon Electronics Co. Ltd.	679,066	4,731
	King's Town Bank Co. Ltd.	3,044,193	4,609
	Goldsun Building Materials Co. Ltd. Class C	3,617,402	4,444
	Fusheng Precision Co. Ltd.	397,000	4,428
[1]	Bora Pharmaceuticals Co. Ltd.	198,123	4,426
	Taiwan Hon Chuan Enterprise Co. Ltd.	901,269	4,362
*	Getac Holdings Corp.	1,279,000	4,304
[1]	Jinan Acetate Chemical Co. Ltd.	160,936	4,236
[1]	Faraday Technology Corp.	735,470	4,177
131

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Acter Group Corp. Ltd.	330,962	4,166
[1]	Sanyang Motor Co. Ltd.	1,912,037	4,143
	Arcadyan Technology Corp.	559,737	4,142
	IBF Financial Holdings Co. Ltd.	10,753,551	4,072
	Topco Scientific Co. Ltd.	524,643	4,030
	Tung Ho Steel Enterprise Corp.	1,968,350	3,975
	Poya International Co. Ltd.	263,317	3,942
	Chipbond Technology Corp.	1,949,852	3,877
	L&K Engineering Co. Ltd.	516,475	3,817
	Qisda Corp.	4,467,000	3,742
[1]	Macronix International Co. Ltd.	5,891,386	3,662
[1]	Lai Yih Footwear Co. Ltd.	339,000	3,625
	AURAS Technology Co. Ltd.	235,000	3,624
	Great Wall Enterprise Co. Ltd.	1,923,686	3,600
	Taiwan Union Technology Corp.	832,000	3,549
	YFY Inc.	4,343,000	3,546
	Ruentex Industries Ltd.	2,004,349	3,445
	Elan Microelectronics Corp.	824,545	3,391
	Merida Industry Co. Ltd.	810,055	3,360
	Nan Pao Resins Chemical Co. Ltd.	310,000	3,303
	Sigurd Microelectronics Corp.	1,451,822	3,290
[1]	Century Iron & Steel Industrial Co. Ltd.	591,000	3,257
[1]	AP Memory Technology Corp.	431,154	3,220
	Everlight Electronics Co. Ltd.	1,325,725	3,180
[1]	Ardentec Corp.	1,361,851	3,177
	Taiwan Surface Mounting Technology Corp.	946,530	3,033
	Kinik Co.	394,000	3,029
	Shin Zu Shing Co. Ltd.	511,995	2,987
	Lotus Pharmaceutical Co. Ltd.	429,000	2,956
[1]	Wisdom Marine Lines Co. Ltd.	1,562,241	2,955
	Asia Optical Co. Inc.	692,000	2,941
	Sercomm Corp.	886,000	2,904
	Yulon Finance Corp.	845,483	2,856
*	Elite Advanced Laser Corp.	432,607	2,802
[1]	Nan Kang Rubber Tire Co. Ltd.	2,274,107	2,780
	Huaku Development Co. Ltd.	838,748	2,736
	Merry Electronics Co. Ltd.	772,528	2,735
	Foxsemicon Integrated Technology Inc.	317,400	2,720
	Fitipower Integrated Technology Inc.	391,246	2,686
	Ennoconn Corp.	315,432	2,653
*	China Petrochemical Development Corp.	11,711,620	2,633
	Shinkong Insurance Co. Ltd.	785,000	2,622
	Far Eastern Department Stores Ltd.	3,566,043	2,618
	Pixart Imaging Inc.	383,920	2,577
	Charoen Pokphand Enterprise	823,400	2,577
[1]	Ta Ya Electric Wire & Cable	2,253,047	2,525
	Primax Electronics Ltd.	1,075,000	2,512
	Supreme Electronics Co. Ltd.	1,572,008	2,505
	Depo Auto Parts Ind Co. Ltd.	438,313	2,501
	Fositek Corp.	173,000	2,495
	Solar Applied Materials Technology Corp.	1,478,691	2,442
	ADATA Technology Co. Ltd.	927,494	2,426
	Feng Hsin Steel Co. Ltd.	1,271,000	2,391
[1]	EZconn Corp.	213,511	2,387
	Coretronic Corp.	1,212,000	2,385
	TXC Corp.	855,877	2,378
[1]	Gudeng Precision Industrial Co. Ltd.	204,399	2,361
*,1	Dynapack International Technology Corp.	427,299	2,324
	Kinpo Electronics	3,685,196	2,301
	Sakura Development Co. Ltd.	1,187,925	2,260
	President Securities Corp.	3,057,526	2,254
	Yankey Engineering Co. Ltd.	174,200	2,199
[1]	XinTec Inc.	521,000	2,185
	Airoha Technology Corp.	135,000	2,138
	Kinsus Interconnect Technology Corp.	899,282	2,124
	Chicony Power Technology Co. Ltd.	627,000	2,098
	Systex Corp.	552,000	2,086
	Test Research Inc.	617,371	2,069
[1]	Universal Microwave Technology Inc.	174,000	2,069
	Run Long Construction Co. Ltd.	2,043,000	2,066
132

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Gloria Material Technology Corp.	1,495,023	2,064
*	Mercuries Life Insurance Co. Ltd.	11,913,043	2,059
	Sitronix Technology Corp.	307,282	2,036
[1]	Allis Electric Co. Ltd.	696,980	2,023
	Center Laboratories Inc.	1,800,661	2,012
	VisEra Technologies Co. Ltd.	314,000	1,992
[1]	Via Technologies Inc.	873,000	1,982
[1]	Raydium Semiconductor Corp.	194,000	1,973
	Wah Lee Industrial Corp.	648,500	1,931
	Yieh Phui Enterprise Co. Ltd.	3,895,670	1,927
[1]	HD Renewable Energy Co. Ltd.	306,000	1,917
	ITE Technology Inc.	470,418	1,914
	Visual Photonics Epitaxy Co. Ltd.	606,455	1,893
	Tong Hsing Electronic Industries Ltd.	570,968	1,892
	LandMark Optoelectronics Corp.	228,600	1,889
	Sunonwealth Electric Machine Industry Co. Ltd.	692,000	1,877
	Johnson Health Tech Co. Ltd.	343,283	1,852
[1]	Taiwan Speciality Chemicals Corp.	334,000	1,845
	O-Bank Co. Ltd.	6,179,000	1,838
[1]	Silicon Integrated Systems Corp.	1,201,130	1,831
*,1	Kaori Heat Treatment Co. Ltd.	276,210	1,827
	CyberPower Systems Inc.	203,000	1,792
	Phoenix Silicon International Corp.	437,286	1,787
	EVERGREEN Steel Corp.	686,000	1,773
	Kindom Development Co. Ltd.	1,108,900	1,769
[1]	Farglory Land Development Co. Ltd.	941,854	1,759
	Pan Jit International Inc.	1,261,000	1,753
	Shinkong Synthetic Fibers Corp.	4,478,416	1,751
	Chong Hong Construction Co. Ltd.	636,493	1,744
[1]	Grand Process Technology Corp.	59,773	1,743
	Grape King Bio Ltd.	407,000	1,733
	Taiwan Cogeneration Corp.	1,351,152	1,726
[1]	Zero One Technology Co. Ltd.	438,656	1,726
	Innodisk Corp.	235,321	1,716
	AcBel Polytech Inc.	2,127,325	1,714
	Kenda Rubber Industrial Co. Ltd.	2,304,324	1,700
	Wowprime Corp.	244,223	1,699
	Cheng Loong Corp.	3,106,920	1,698
[1]	LuxNet Corp.	344,000	1,658
	Machvision Inc.	126,157	1,633
[1]	Yungshin Construction & Development Co. Ltd.	420,410	1,633
	WinWay Technology Co. Ltd.	61,459	1,632
[1]	All Ring Tech Co. Ltd.	204,000	1,632
	Orient Semiconductor Electronics Ltd.	1,618,197	1,628
	Cheng Uei Precision Industry Co. Ltd.	1,046,000	1,603
	Standard Foods Corp.	1,518,708	1,602
*,1	FOCI Fiber Optic Communications Inc.	275,000	1,602
	Taiwan Sakura Corp.	577,000	1,592
	TTY Biopharm Co. Ltd.	651,987	1,573
	Chang Wah Electromaterials Inc.	1,164,000	1,567
	Greatek Electronics Inc.	911,000	1,567
*	TaiMed Biologics Inc.	613,122	1,567
*	Lumosa Therapeutics Co. Ltd.	308,234	1,566
[1]	I-Chiun Precision Industry Co. Ltd.	624,247	1,536
	Posiflex Technology Inc.	188,822	1,530
	ChipMOS Technologies Inc.	1,821,494	1,507
	CTCI Corp.	1,749,667	1,504
[1]	Pegavision Corp.	137,514	1,500
	FLEXium Interconnect Inc.	936,140	1,487
	Pan-International Industrial Corp.	1,255,595	1,485
	Hota Industrial Manufacturing Co. Ltd.	744,317	1,481
	Tainan Spinning Co. Ltd.	3,921,674	1,477
[1]	Advancetek Enterprise Co. Ltd.	650,000	1,465
[1]	JSL Construction & Development Co. Ltd.	567,374	1,465
	Clevo Co.	976,043	1,463
	C Sun Manufacturing Ltd.	328,220	1,457
	BES Engineering Corp.	4,402,468	1,454
	Fulgent Sun International Holding Co. Ltd.	451,294	1,438
	Chenbro Micom Co. Ltd.	184,000	1,437
	Flytech Technology Co. Ltd.	403,845	1,436
133

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Unitech Printed Circuit Board Corp.	1,879,793	1,424
	Chung Hung Steel Corp.	2,816,000	1,424
*	Lung Yen Life Service Corp.	669,000	1,422
	Taiwan Paiho Ltd.	778,183	1,422
	Global Mixed Mode Technology Inc.	202,199	1,403
	Evergreen International Storage & Transport Corp.	1,545,502	1,399
	Marketech International Corp.	277,000	1,393
	Lian HWA Food Corp.	341,000	1,390
	China Steel Chemical Corp.	484,853	1,386
*	HannStar Display Corp.	6,244,810	1,384
	TSRC Corp.	2,361,046	1,384
	Ambassador Hotel	972,000	1,367
	Sinon Corp.	1,089,000	1,366
	Shiny Chemical Industrial Co. Ltd.	327,250	1,363
[1]	Global Brands Manufacture Ltd.	710,361	1,353
	Formosa International Hotels Corp.	215,841	1,346
	Chief Telecom Inc.	99,600	1,346
	Chunghwa Precision Test Tech Co. Ltd.	58,000	1,324
	ITEQ Corp.	656,870	1,319
*	EirGenix Inc.	661,855	1,317
*	Microbio Co. Ltd.	1,769,292	1,310
	YungShin Global Holding Corp.	638,697	1,310
*	CSBC Corp. Taiwan	2,491,187	1,308
[1]	M31 Technology Corp.	81,090	1,307
	Hotai Finance Co. Ltd.	609,370	1,295
	Allied Supreme Corp.	170,000	1,294
	Scientech Corp.	152,000	1,294
	Hannstar Board Corp.	870,642	1,293
	Elite Semiconductor Microelectronics Technology Inc.	789,000	1,283
*	Polaris Group	1,110,817	1,281
	Weikeng Industrial Co. Ltd.	1,244,000	1,277
	Cleanaway Co. Ltd.	224,000	1,272
[1]	Solomon Technology Corp.	307,776	1,271
[1]	Kuo Toong International Co. Ltd.	729,662	1,262
	Evergreen Aviation Technologies Corp.	387,000	1,262
	Quanta Storage Inc.	496,000	1,258
	Ton Yi Industrial Corp.	2,208,000	1,250
	Cathay Real Estate Development Co. Ltd.	2,061,000	1,246
	FocalTech Systems Co. Ltd.	639,258	1,244
*	Medigen Vaccine Biologics Corp.	718,544	1,243
	Channel Well Technology Co. Ltd.	545,708	1,238
	Universal Cement Corp.	1,404,000	1,229
	Promate Electronic Co. Ltd.	552,359	1,226
[1]	JPC connectivity Inc.	309,100	1,221
	Chang Wah Technology Co. Ltd.	1,083,000	1,221
	TCI Co. Ltd.	261,067	1,214
*	Grand Pacific Petrochemical	3,282,843	1,210
	Hu Lane Associate Inc.	253,887	1,205
[1]	Dynamic Holding Co. Ltd.	891,004	1,201
	Topkey Corp.	210,000	1,193
	Delpha Construction Co. Ltd.	1,147,000	1,189
	Hsin Kuang Steel Co. Ltd.	863,569	1,166
	G Shank Enterprise Co. Ltd.	509,665	1,165
	Synmosa Biopharma Corp.	1,149,689	1,162
	Sporton International Inc.	220,666	1,157
	Chin-Poon Industrial Co. Ltd.	1,142,072	1,156
	Continental Holdings Corp.	1,515,000	1,154
*	United Renewable Energy Co. Ltd.	4,281,129	1,152
	Adlink Technology Inc.	483,127	1,142
	SDI Corp.	508,000	1,139
[1]	Chenming Electronic Technology Corp.	409,784	1,139
	Gemtek Technology Corp.	1,272,115	1,132
*	RichWave Technology Corp.	262,569	1,131
	Nuvoton Technology Corp.	525,000	1,128
	Wafer Works Corp.	1,764,125	1,112
	Genesys Logic Inc.	254,000	1,109
*	Episil Technologies Inc.	963,101	1,084
	Altek Corp.	943,175	1,075
	Anpec Electronics Corp.	227,000	1,072
*	Kenmec Mechanical Engineering Co. Ltd.	544,000	1,072
134

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Thinking Electronic Industrial Co. Ltd.	264,000	1,057
*	Taiwan TEA Corp.	2,053,293	1,053
	ASROCK Inc.	191,000	1,052
[1]	Shinfox Energy Co. Ltd.	382,445	1,038
	Nantex Industry Co. Ltd.	1,236,000	1,035
	Brighton-Best International Taiwan Inc.	984,000	1,026
	Great Tree Pharmacy Co. Ltd.	204,047	1,018
[1]	Ability Opto-Electronics Technology Co. Ltd.	244,754	1,005
*	Andes Technology Corp.	112,000	1,001
	Advanced Wireless Semiconductor Co.	420,192	999
	China Bills Finance Corp.	2,143,000	999
	UPI Semiconductor Corp.	173,000	995
	Holy Stone Enterprise Co. Ltd.	380,007	994
[1]	Ability Enterprise Co. Ltd.	681,099	993
	Nichidenbo Corp.	491,000	991
	Co-Tech Development Corp.	656,000	979
*	TPK Holding Co. Ltd.	1,008,000	970
	Sampo Corp.	1,215,048	967
	Taiwan Semiconductor Co. Ltd.	664,000	966
*	General Interface Solution GIS Holding Ltd.	658,000	965
	Xxentria Technology Materials Corp.	605,334	961
*,1	RDC Semiconductor Co. Ltd.	195,850	955
	Universal Vision Biotechnology Co. Ltd.	169,255	947
	IEI Integration Corp.	356,716	941
	Gamania Digital Entertainment Co. Ltd.	407,000	935
	Syncmold Enterprise Corp.	373,750	933
	Sinyi Realty Inc.	1,066,465	932
	Hung Sheng Construction Ltd.	1,282,620	915
	Forcecon Tech Co. Ltd.	262,798	911
*	Sunplus Technology Co. Ltd.	1,342,000	901
	Ichia Technologies Inc.	780,000	897
	Taiflex Scientific Co. Ltd.	641,038	896
	Huang Hsiang Construction Corp.	552,051	891
	Taiwan-Asia Semiconductor Corp.	1,298,406	884
*	Longchen Paper & Packaging Co. Ltd.	3,077,707	878
*	Foresee Pharmaceuticals Co. Ltd.	413,294	871
	Ho Tung Chemical Corp.	3,303,362	869
	Dimerco Express Corp.	376,750	868
	TYC Brother Industrial Co. Ltd.	570,710	864
	Soft-World International Corp.	275,520	862
*	International CSRC Investment Holdings Co.	2,553,997	849
	Taiwan PCB Techvest Co. Ltd.	897,102	844
	AmTRAN Technology Co. Ltd.	1,881,887	844
	Kung Long Batteries Industrial Co. Ltd.	189,000	843
	TaiDoc Technology Corp.	201,000	842
	USI Corp.	2,616,784	836
	PharmaEngine Inc.	297,102	831
	Bioteque Corp.	207,000	819
	Actron Technology Corp.	201,895	809
	CMC Magnetics Corp.	3,228,758	802
	YC INOX Co. Ltd.	1,203,255	801
	Oriental Union Chemical Corp.	1,881,000	801
*	Etron Technology Inc.	890,875	797
	Formosan Rubber Group Inc.	1,017,280	796
	St. Shine Optical Co. Ltd.	147,419	794
*	Phihong Technology Co. Ltd.	974,520	786
	Darfon Electronics Corp.	660,000	784
	Materials Analysis Technology Inc.	160,356	781
	D-Link Corp.	1,511,774	777
*	OBI Pharma Inc.	633,936	777
	China Metal Products	932,515	773
	Rechi Precision Co. Ltd.	830,668	773
	Advanced International Multitech Co. Ltd.	362,000	770
	Zyxel Group Corp.	816,250	768
*	Shining Building Business Co. Ltd.	2,294,675	762
	Wei Chuan Foods Corp.	1,488,835	757
	Kuo Yang Construction Co. Ltd.	1,206,000	752
	Cub Elecparts Inc.	265,606	749
*	Egis Technology Inc.	240,000	731
*	CyberTAN Technology Inc.	1,023,571	725
135

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	TSEC Corp.	1,474,646	723
	Chun Yuan Steel Industry Co. Ltd.	1,258,000	715
	Hong Pu Real Estate Development Co. Ltd.	756,195	703
	Bank of Kaohsiung Co. Ltd.	1,880,609	698
	Everlight Chemical Industrial Corp.	1,315,649	693
	ZillTek Technology Corp.	101,045	689
[1]	Waffer Technology Corp.	436,439	683
	Infortrend Technology Inc.	871,885	676
*	Ritek Corp.	2,018,048	673
	Namchow Holdings Co. Ltd.	454,000	668
	Gourmet Master Co. Ltd.	231,789	664
	T3EX Global Holdings Corp.	300,000	664
	Advanced Ceramic X Corp.	174,000	663
	Sincere Navigation Corp.	910,970	661
	Sunny Friend Environmental Technology Co. Ltd.	268,741	661
	KMC Kuei Meng International Inc.	217,000	657
	Zeng Hsing Industrial Co. Ltd.	207,536	646
	Alpha Networks Inc.	745,599	643
	Chia Hsin Cement Corp.	1,359,180	631
	Weltrend Semiconductor	444,753	630
*	Adimmune Corp.	977,343	606
	Amazing Microelectronic Corp.	260,085	606
[1]	Tong-Tai Machine & Tool Co. Ltd.	773,429	605
	Chlitina Holding Ltd.	169,569	604
	WUS Printed Circuit Co. Ltd.	496,555	601
*	UPC Technology Corp.	2,297,065	599
	Radium Life Tech Co. Ltd.	1,503,107	593
	KEE TAI Properties Co. Ltd.	1,490,771	591
	Rich Development Co. Ltd.	2,093,440	589
	91APP Inc.	224,555	588
	Savior Lifetec Corp.	972,728	587
	ScinoPharm Taiwan Ltd.	988,891	581
	Firich Enterprises Co. Ltd.	713,815	580
	FSP Technology Inc.	336,428	568
*	Chung Hwa Pulp Corp.	1,417,135	566
	Holtek Semiconductor Inc.	441,279	562
	Kaimei Electronic Corp.	317,800	562
	Darwin Precisions Corp.	1,533,000	548
	Motech Industries Inc.	929,928	546
	Mercuries & Associates Holding Ltd.	1,275,042	545
	Brogent Technologies Inc.	172,293	537
	Sonix Technology Co. Ltd.	492,000	536
	China General Plastics Corp.	1,521,717	530
*	Career Technology MFG. Co. Ltd.	1,442,037	528
*	Taiwan Styrene Monomer	1,838,579	518
	Swancor Holding Co. Ltd.	222,000	515
	Asia Polymer Corp.	1,293,151	513
	Nidec Chaun-Choung Technology Corp.	124,000	510
	TA-I Technology Co. Ltd.	346,500	507
	Senao International Co. Ltd.	510,107	506
	Lingsen Precision Industries Ltd.	1,132,000	499
	Panion & BF Biotech Inc.	226,354	498
	AGV Products Corp.	1,416,425	497
*	Apex International Co. Ltd.	687,251	497
	Tyntek Corp.	990,250	494
	Sensortek Technology Corp.	86,000	487
	Tung Thih Electronic Co. Ltd.	232,100	484
*	China Man-Made Fiber Corp.	2,409,384	479
*	Lealea Enterprise Co. Ltd.	2,022,642	471
*	Federal Corp.	828,505	464
	Cenra Inc.	426,000	462
	Rexon Industrial Corp. Ltd.	462,000	461
	China Electric Manufacturing Corp.	1,067,980	455
	Ultra Chip Inc.	248,000	453
	Speed Tech Corp.	347,000	448
	Iron Force Industrial Co. Ltd.	143,608	432
*	PChome Online Inc.	367,104	430
*	Gigastorage Corp.	1,098,742	420
	CHC Healthcare Group	307,727	416
	Taiwan Mask Corp.	413,540	404
136

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Fittech Co. Ltd.	178,362	402
	Cyberlink Corp.	125,076	388
*	HannsTouch Holdings Co.	1,703,329	375
	Elitegroup Computer Systems Co. Ltd.	756,647	367
*	First Steamship Co. Ltd.	1,855,850	358
*	Medigen Biotechnology Corp.	355,680	352
	Basso Industry Corp.	295,000	344
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	341
*	Li Peng Enterprise Co. Ltd.	1,709,915	333
	Globe Union Industrial Corp.	941,527	321
*	Yeong Guan Energy Technology Group Co. Ltd.	336,919	309
	Taiyen Biotech Co. Ltd.	289,877	285
	Nan Liu Enterprise Co. Ltd.	150,000	265
	VIA Labs Inc.	83,000	242
*	Shin Foong Specialty & Applied Materials Co. Ltd.	181,469	239
*	ALI Corp.	220,168	184
*,3	Taiwan Land Development Corp.	159,840	—
*,3	Pharmally International Holding Co. Ltd.	126,271	—
			684,207
Thailand (0.8%)
	Tisco Financial Group PCL	1,768,450	5,198
	Thanachart Capital PCL	2,390,195	3,416
	CPN Retail Growth Leasehold REIT	8,542,968	3,145
[1]	Bangchak Corp. PCL	2,683,700	2,870
*,1	VGI PCL	38,890,461	2,659
	Kiatnakin Bank PCL	1,756,105	2,633
	Com7 PCL Class F	3,434,900	2,114
	3BB Internet Infrastructure Fund Class F	11,775,563	2,096
	WHA Corp. PCL	22,378,192	2,024
	Sansiri PCL	45,448,600	1,890
	Betagro PCL	2,531,300	1,796
	KCE Electronics PCL	3,317,800	1,724
	Bangkok Chain Hospital PCL	3,627,548	1,638
	Supalai PCL	3,421,450	1,613
	Ngern Tid Lor PCL	4,457,913	1,599
	Bangkok Airways PCL	3,199,300	1,530
	CH Karnchang PCL	3,360,100	1,444
	Thailand Future Fund	7,495,000	1,357
	TTW PCL	4,895,700	1,289
	Hana Microelectronics PCL	2,219,746	1,283
	Central Plaza Hotel PCL	1,678,490	1,256
	Sri Trang Agro-Industry PCL	3,094,523	1,247
	Siam Global House PCL	5,777,030	1,217
	Plan B Media PCL Class F	8,384,372	1,206
	Cal-Comp Electronics Thailand PCL Class F	6,721,000	1,202
*,1	Jasmine Technology Solution PCL	948,400	1,159
	Thai Vegetable Oil PCL	1,675,710	1,139
	Amata Corp. PCL	2,506,797	1,115
	Bangkok Commercial Asset Management PCL (XBKK)	5,856,200	1,115
	AP Thailand PCL	4,420,956	1,058
	CK Power PCL	12,722,531	1,027
	Thaifoods Group PCL Class F	6,365,800	1,020
	Mega Lifesciences PCL	1,120,800	1,016
	Chularat Hospital PCL Class F	18,544,560	987
	Tipco Asphalt PCL	2,155,800	968
	AEON Thana Sinsap Thailand PCL	303,400	958
	JMT Network Services PCL	2,180,223	900
	Bangkok Life Assurance PCL NVDR	1,782,200	896
	IRPC PCL	34,207,600	891
	I-TAIL Corp. PCL	2,242,700	866
*	Stecon Group PCL	3,754,015	827
	TOA Paint Thailand PCL	2,652,600	809
	Star Petroleum Refining PCL	4,930,000	805
	Dhipaya Group Holdings PCL	1,323,900	766
*	Thonburi Healthcare Group PCL	2,564,200	745
*	Energy Absolute PCL (XBKK)	11,262,782	731
*	SKY ICT PCL	1,598,417	706
	Sri Trang Gloves Thailand PCL	3,334,200	688
	Dohome PCL (XBKK)	4,209,898	680
137

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	WHA Premium Growth Freehold & Leasehold REIT Class F	2,499,096	669
	MBK PCL (XBKK)	1,442,676	664
[1]	Jaymart Group Holdings PCL	2,572,500	657
	Bangchak Sriracha PCL	4,169,900	655
	Quality Houses PCL	14,279,733	641
	Thoresen Thai Agencies PCL	5,063,541	624
	Gunkul Engineering PCL	12,734,983	606
*	Thaicom PCL	2,152,940	585
	GFPT PCL	1,920,600	581
	TPI Polene Power PCL	8,976,300	564
	TQM Alpha PCL	1,058,500	526
*,1	Jasmine International PCL	11,571,920	525
	BCPG PCL	2,422,037	497
	Bangkok Land PCL	39,532,000	486
	MK Restaurants Group PCL	794,300	451
	AP Thailand PCL NVDR	1,821,600	436
	Taokaenoi Food & Marketing PCL Class F	1,968,500	436
	Forth Corp. PCL	1,545,800	434
	Major Cineplex Group PCL	1,424,644	426
	Banpu Power PCL	2,053,800	424
*	Singer Thailand PCL (Registered)	2,135,400	412
	BEC World PCL	3,359,100	407
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	2,128,737	376
	SPCG PCL	1,561,900	369
	Central Plaza Hotel PCL NVDR	489,800	366
	Ratchthani Leasing PCL	7,959,775	350
	Tisco Financial Group PCL NVDR	115,350	339
	PTG Energy PCL	1,601,107	338
	Pruksa Holding PCL	1,830,100	263
*,3	Thai Airways International PCL	3,045,000	232
	Precious Shipping PCL	1,096,200	194
[1]	Precious Shipping PCL NVDR	1,095,000	194
*	Super Energy Corp. PCL	44,967,100	188
	LPN Development PCL	2,086,208	126
	TPI Polene PCL	3,908,438	110
*	Pruksa Real Estate PCL	1,063,290	76
	AEON Thana Sinsap Thailand PCL NVDR	23,200	73
	Vibhavadi Medical Center PCL	1,373,432	65
	Ramkhamhaeng Hospital PCL Class F	97,779	53
*	Beyond Securities PCL	3,808,756	44
			86,780
Turkiye (0.2%)
*	Ral Yatirim Holding A/S	402,156	1,232
	Yeni Gimat Gayrimenkul Ortakligi A/S	606,512	1,177
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	725,027	1,171
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,048,489	1,075
	Global Yatirim Holding A/S	4,660,323	893
*	Bera Holding A/S	2,003,277	758
*	BatiSoke Soke Cimento Sanayii TAS	1,401,950	756
	Logo Yazilim Sanayi Ve Ticaret A/S	206,281	735
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	8,342,627	710
	Albaraka Turk Katilim Bankasi A/S	4,437,094	696
	AKIS Gayrimenkul Yatirimi A/S	4,013,979	635
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	347,074	602
	Katilimevim Tasarruf Finansman A/S	301,953	600
	Sekerbank Turk A/S	4,436,999	599
	Polisan Holding A/S	1,414,481	567
*	Tukas Gida Sanayi ve Ticaret A/S	8,305,828	516
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	9,930,295	512
*	Isiklar Enerji ve Yapi Holding A/S	1,678,985	454
*	Europen Endustri Insaat Sanayi VE Ticaret A/S	3,212,102	445
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	43,152	433
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	3,283,889	413
*	Izdemir Enerji Elektrik Uretim A/S	2,466,156	408
*	Pasifik Donanim VE Yazilim Bilgi Teknolojileri A/S Class B	223,315	402
*	Qua Granite Hayal	2,765,565	382
*	Hitit Bilgisayar Hizmetleri A/S	350,707	374
*	Biotrend Cevre VE Enerji Yatirimlari A/S	782,242	372
*	Odine Solutions Teknoloji Ticaret VE Sanayi A/S	153,138	359
138

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Suwen Tekstil Sanayi Pazarlama A/S	1,214,505	336
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	1,267,511	336
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	670,846	328
*	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	24,158	327
*	Kerevitas Gida Sanayi ve Ticaret A/S	776,470	326
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,218,923	316
	SUN Tekstil Sanayi Ve Ticaret A/S	336,462	310
*	Is Finansal Kiralama A/S	935,634	307
*	Fenerbahce Futbol A/S	265,015	288
*	Tumosan Motor ve Traktor Sanayi A/S	130,180	282
	Kervan Gida Sanayi Ve Ticaret A/S	5,105,031	267
*	Aksigorta A/S	1,681,922	264
	Ebebek Magazacilik A/S	220,704	247
*	Izmir Demir Celik Sanayi A/S	1,736,294	226
	Kimteks Poliuretan Sanayi VE Ticaret A/S	549,763	218
*	Peker Gayrimenkul Yatirim Ortakligi A/S	5,952,984	217
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	356,604	216
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	619,912	211
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	4,246,696	209
*	Oyak Yatirim Menkul Degerler A/S	289,134	198
*	Karel Elektronik Sanayi ve Ticaret A/S	905,582	192
*	Bagfas Bandirma Gubre Fabrikalari A/S	241,082	148
*	Tat Gida Sanayi A/S	473,651	140
*	Kartonsan Karton Sanayi ve Ticaret A/S	63,591	131
*	Imas Makina Sanayi A/S	1,814,275	125
*	Erciyas Celik Boru Sanayi A/S	50,963	102
*	Marti Otel Isletmeleri A/S	1,300,896	86
	Bursa Cimento Fabrikasi A/S	391,999	78
	Turkiye Petrol Rafinerileri A/S	1	—
	Aygaz A/S	1	—
*	Zorlu Enerji Elektrik Uretim A/S	1	—
			23,707
United Arab Emirates (0.2%)
	Abu Dhabi National Hotels	29,193,071	4,139
	Dana Gas PJSC	18,000,566	3,652
	GFH Financial Group BSC	10,026,316	2,891
*	Aramex PJSC	2,446,942	1,853
*	Gulf Navigation Holding PJSC	1,243,185	1,826
*	RAK Properties PJSC	4,747,146	1,644
	Agthia Group PJSC	1,101,333	1,356
	Ajman Bank PJSC	3,195,141	1,314
	Amanat Holdings PJSC	3,943,587	1,159
*	AL Seer Marine Supplies & Equipment Co. LLC	790,380	629
*,3	Arabtec Holding PJSC	2,033,180	—
			20,463
United Kingdom (8.2%)
	Games Workshop Group plc	106,160	21,863
	IG Group Holdings plc	1,152,038	16,420
	LondonMetric Property plc	6,386,835	16,387
	Direct Line Insurance Group plc	4,263,989	16,105
	Tritax Big Box REIT plc	7,957,066	15,221
	Bellway plc	378,791	13,599
	Cranswick plc	172,001	11,904
	Investec plc	1,893,075	11,887
	ITV plc	10,871,551	11,717
	Aberdeen Group Plc	5,831,110	11,516
	Rotork plc	2,735,574	11,139
	TBC Bank Group plc	169,412	10,714
	International Distribution Services plc	2,164,189	10,576
	Inchcape plc	1,148,826	10,294
*	Playtech plc	998,512	10,133
	Balfour Beatty plc	1,651,913	10,104
	Drax Group plc	1,175,953	9,700
	Plus500 Ltd.	233,993	9,592
	Derwent London plc	362,253	9,396
	Softcat plc	419,744	9,375
	Johnson Matthey plc	541,895	9,330
	Pennon Group plc	1,392,833	9,324
	Lion Finance Group plc	112,366	9,013
139

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tate & Lyle plc	1,188,782	8,860
	Babcock International Group plc	817,081	8,802
	Shaftesbury Capital plc	4,818,036	8,752
	Spectris plc	319,408	8,551
	TP ICAP Group plc	2,445,315	8,397
	QinetiQ Group plc	1,583,735	8,336
*,2	Deliveroo plc	3,644,094	8,275
	Greggs plc	329,683	8,207
*	Vistry Group plc	972,572	8,200
	Man Group plc	3,756,055	8,198
	Big Yellow Group plc	605,389	8,150
	easyJet plc	1,200,810	7,961
	Mitie Group plc	4,040,088	7,791
*	Carnival plc	463,944	7,787
[2]	Quilter plc	4,326,308	7,785
	OSB Group plc	1,193,747	7,588
	Serco Group plc	3,302,590	7,579
	Paragon Banking Group plc	661,074	7,468
*	Ocado Group plc	1,921,602	7,260
	Grainger plc	2,396,466	6,875
	Grafton Group plc GDR	567,055	6,864
	Assura plc	10,318,628	6,673
	Morgan Sindall Group plc	138,916	6,566
	Dunelm Group plc	433,085	6,360
	Just Group plc	3,336,100	6,292
	Computacenter plc	193,947	6,273
	Hill & Smith plc	257,197	6,183
	Sirius Real Estate Ltd.	4,842,685	5,963
	Lancashire Holdings Ltd.	784,655	5,906
	AJ Bell plc	1,037,039	5,902
	Telecom Plus plc	232,009	5,866
	Primary Health Properties plc	4,251,726	5,818
	Baltic Classifieds Group plc	1,280,942	5,810
	Safestore Holdings plc	690,176	5,809
	International Workplace Group plc	2,317,153	5,737
*,2	Trainline plc	1,445,830	5,663
[2]	JTC plc	502,149	5,647
	Premier Foods plc	2,124,117	5,632
	Savills plc	435,203	5,397
	Hammerson plc	1,574,409	5,312
	Breedon Group plc	911,523	5,244
	Genus plc	211,573	5,199
	Energean plc	434,167	5,143
	SSP Group plc	2,568,260	5,087
	Travis Perkins plc	678,584	5,065
	WH Smith plc	417,843	5,056
*	Currys plc	3,381,695	5,012
	Coats Group plc	5,097,837	4,937
	Hays plc	5,113,646	4,885
	Pets at Home Group plc	1,494,330	4,733
	Great Portland Estates plc	1,143,218	4,726
	Volution Group plc	621,333	4,705
	Chemring Group plc	878,978	4,695
	MONY Group plc	1,730,746	4,684
	Domino's Pizza Group plc	1,271,526	4,574
*	Spirent Communications plc	1,846,720	4,553
	Keller Group plc	235,461	4,484
	Firstgroup plc	1,941,932	4,479
*	Helios Towers plc	2,947,021	4,240
*	Indivior plc	372,872	4,231
	Supermarket Income REIT plc	4,041,130	4,193
	Harbour Energy plc	2,032,215	4,153
	4imprint Group plc	89,328	4,092
	Oxford Instruments plc	185,915	4,090
	Clarkson plc	92,252	4,055
	Rathbones Group plc	192,399	4,051
	Genuit Group plc	793,327	4,040
	IntegraFin Holdings plc	954,390	3,898
*	Hochschild Mining plc	1,016,797	3,829
[2]	Bridgepoint Group plc	1,066,339	3,823
140

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Bodycote plc	578,881	3,682
	Pagegroup plc	1,014,777	3,660
	Pan African Resources plc	6,117,092	3,609
*,2	Watches of Switzerland Group plc	748,639	3,562
*,1	Oxford Nanopore Technologies plc	2,228,092	3,542
	Bytes Technology Group plc (XLON)	518,971	3,529
	Greencore Group plc	1,423,743	3,511
*,2	Trustpilot Group plc	1,161,957	3,484
	Future plc	357,379	3,399
	Dowlais Group plc	4,311,105	3,345
	Moonpig Group plc	1,078,940	3,302
	Renishaw plc	109,610	3,283
	Hilton Food Group plc	270,585	3,219
	Elementis plc	1,904,781	3,202
	Victrex plc	281,487	3,125
	AG Barr plc	337,365	3,122
	Kainos Group plc	320,412	3,119
[2]	Ibstock plc	1,275,514	3,064
	Zigup plc	725,354	3,029
	Marshalls plc	802,799	3,011
	Vesuvius plc	646,439	2,953
*	Frasers Group plc	331,096	2,928
*	Mitchells & Butlers plc	841,989	2,794
	Ashmore Group plc	1,427,762	2,759
	Workspace Group plc	443,883	2,630
*	Auction Technology Group plc	328,066	2,555
	Rhi Magnesita NV	60,507	2,527
	Senior plc	1,357,544	2,507
	Morgan Advanced Materials plc	925,749	2,431
	J D Wetherspoon plc	273,272	2,390
[2]	Petershill Partners plc	821,361	2,384
[2]	Spire Healthcare Group plc	915,929	2,368
	C&C Group plc	1,232,887	2,265
*	Close Brothers Group plc	482,593	2,099
	Ninety One plc	981,974	1,944
*	Molten Ventures plc	547,621	1,942
	NCC Group plc	990,372	1,938
	Crest Nicholson Holdings plc	804,578	1,938
	Wickes Group plc	762,255	1,938
[1]	Diversified Energy Co. plc	150,780	1,899
	Picton Property Income Ltd.	1,783,453	1,812
*,1	Alphawave IP Group plc	1,050,099	1,788
*	IP Group plc	3,136,757	1,778
	Bytes Technology Group plc	236,220	1,600
	Dr. Martens plc	1,832,599	1,351
	Jupiter Fund Management plc	1,349,506	1,304
*	AO World plc	990,516	1,300
[2]	Bakkavor Group plc	547,585	1,258
*	PureTech Health plc	682,840	1,115
*,1	Raspberry PI Holdings plc	184,837	1,096
[2]	CMC Markets plc	336,224	1,092
	Essentra plc	902,484	1,085
	Ithaca Energy plc	605,978	1,076
*,1	THG plc	2,936,844	970
	Liontrust Asset Management plc	200,734	884
*,1	ASOS plc	225,430	866
	FDM Group Holdings plc	283,325	848
	PZ Cussons plc	756,586	787
*,1,2	Aston Martin Lagonda Global Holdings plc	849,818	766
	Rank Group plc	599,166	683
*	Mobico Group plc	1,585,624	658
*,1	Tullow Oil plc	3,831,215	654
*	John Wood Group plc	2,231,985	549
	CLS Holdings plc	500,503	422
*,3	Home REIT plc	2,106,948	267
*,2,3	Finablr plc	496,892	—
*,3	Carillion plc	961,048	—
			831,757
Total Common Stocks (Cost $9,892,270)			10,074,003
141

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Preferred Stocks (0.2%)
	Sixt SE Preference Shares	50,565	3,368
	Danieli & C Officine Meccaniche SpA Preference Shares	112,504	3,045
	Marcopolo SA Preference Shares	2,288,332	2,839
	Draegerwerk AG & Co. KGaA Preference Shares	29,479	2,009
	Unipar Carbocloro SA Preference Shares Class B	175,700	1,689
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	666,898	1,351
	Raizen SA Preference Shares	3,943,320	1,258
	Banco Pan SA Preference Shares	902,719	1,210
	Banco ABC Brasil SA Preference Shares	280,900	1,074
	Alpargatas SA Preference Shares	756,000	986
	Randon SAImplementos E Participacoes Preference Shares	599,637	948
	Corem Property Group AB Preference Shares	38,047	877
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	537,800	687
*	Azul SA Preference Shares	2,313,355	599
	Taurus Armas SA Preference Shares	239,200	357
	Daishin Securities Co. Ltd. Preference Shares	18,603	219
*,3	Mechel PJSC Preference Shares	434,330	—
*,3	Rosseti Lenenergo PJSC Preference Shares	305,131	—
Total Preferred Stocks (Cost $25,775)			22,516
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	29,401	594
*	Minerva SA Exp. 5/29/2025	576,163	194
*,1	Chabiotech Co. Ltd. Exp. 6/5/2025	44,906	108
*	MBK PCL Exp. 5/16/2025	144,267	4
Total Rights (Cost $673)			900
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/30	104,185	102
*	VGI PCL Exp. 9/3/25	1,814,176	39
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	430,554	5
*	VGI PCL Exp. 5/23/27 (XBKK)	4,948,352	4
*	VGI PCL Exp. 5/23/27	542,670	1
Total Warrants (Cost $—)			151
Temporary Cash Investments (5.0%)
Money Market Fund (5.0%)
[4,5]	Vanguard Market Liquidity Fund, 4.350% (Cost $515,640)	5,157,521	515,701
Total Investments (104.0%) (Cost $10,434,358)			10,613,271
Other Assets and Liabilities—Net (-4.0%)			(412,986)
Net Assets (100%)			10,200,285
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $460,337.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $432,305, representing 4.2% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $497,750 was received for securities on loan, of which $493,643 is held in Vanguard Market Liquidity Fund and $4,107 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
142

FTSE All-World ex-US Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	166	16,349	(584)
MSCI EAFE Index	June 2025	470	58,625	658
MSCI Emerging Markets Index	June 2025	363	20,147	349
S&P TSX 60 Index	June 2025	64	13,881	249
				672

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	6/18/25	CAD	10,964	USD	7,901	71	—
Toronto-Dominion Bank	6/18/25	CAD	1,559	USD	1,081	53	—
Citibank, N.A.	6/18/25	INR	618,755	USD	7,050	235	—
Toronto-Dominion Bank	6/18/25	INR	488,199	USD	5,570	178	—
Bank of America, N.A.	6/18/25	INR	421,453	USD	4,811	152	—
BNP Paribas	6/18/25	USD	2,430	AUD	3,861	—	(45)
State Street Bank & Trust Co.	6/18/25	USD	2,103	BRL	12,525	—	(78)
State Street Bank & Trust Co.	6/18/25	USD	4,141	CHF	3,411	—	(17)
BNP Paribas	6/18/25	USD	3,763	CHF	3,272	—	(225)
UBS AG	6/18/25	USD	2,940	DKK	20,115	—	(123)
State Street Bank & Trust Co.	6/18/25	USD	8,596	EUR	7,851	—	(326)
Citibank, N.A.	6/18/25	USD	4,539	EUR	3,966	32	—
Citibank, N.A.	6/18/25	USD	9,422	GBP	7,174	—	(140)
UBS AG	6/18/25	USD	1,683	GBP	1,268	—	(7)
Standard Chartered Bank	6/18/25	USD	2,506	HKD	19,437	—	(2)
UBS AG	6/18/25	USD	7,789	INR	672,011	—	(125)
State Street Bank & Trust Co.	6/18/25	USD	21,695	JPY	3,230,272	—	(1,021)
Standard Chartered Bank	6/18/25	USD	3,703	JPY	521,950	32	—
JPMorgan Chase Bank, N.A.	6/18/25	USD	1,273	KRW	1,841,150	—	(23)
Morgan Stanley Capital Services Inc.	6/18/25	USD	3,227	NOK	33,870	—	(28)
Royal Bank of Canada	6/18/25	USD	529	PLN	2,051	—	(13)
Toronto-Dominion Bank	6/18/25	USD	6,290	SEK	62,836	—	(231)
Citibank, N.A.	6/18/25	USD	959	TWD	31,301	—	(26)
						753	(2,430)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
PLN—Polish zloty.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $15 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
143

FTSE All-World ex-US Small-Cap Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,918,718)	10,097,570
Affiliated Issuers (Cost $515,640)	515,701
Total Investments in Securities	10,613,271
Investment in Vanguard	278
Cash	4,107
Cash Collateral Pledged—Futures Contracts	6,580
Cash Collateral Pledged—Forward Currency Contracts	1,860
Foreign Currency, at Value (Cost $28,363)	28,446
Receivables for Investment Securities Sold	4,921
Receivables for Accrued Income	58,655
Receivables for Capital Shares Issued	742
Unrealized Appreciation—Forward Currency Contracts	753
Total Assets	10,719,613
Liabilities
Due to Custodian	2,416
Payables for Investment Securities Purchased	189
Collateral for Securities on Loan	497,750
Payables for Capital Shares Redeemed	917
Payables to Vanguard	1,072
Variation Margin Payable—Futures Contracts	206
Unrealized Depreciation—Forward Currency Contracts	2,430
Deferred Foreign Capital Gains Taxes	14,348
Total Liabilities	519,328
Net Assets	10,200,285
1 Includes $460,337 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	10,476,053
Total Distributable Earnings (Loss)	(275,768)
Net Assets	10,200,285

ETF Shares—Net Assets
Applicable to 68,875,547 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,295,577
Net Asset Value Per Share—ETF Shares	$120.44

Admiral™ Shares—Net Assets
Applicable to 46,312,062 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,376,968
Net Asset Value Per Share—Admiral Shares	$29.73

Institutional Shares—Net Assets
Applicable to 2,292,586 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	527,740
Net Asset Value Per Share—Institutional Shares	$230.19

See accompanying Notes, which are an integral part of the Financial Statements.
144

FTSE All-World ex-US Small-Cap Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	122,886
Non-Cash Dividends	8,450
Interest[2]	1,315
Securities Lending—Net	5,288
Total Income	137,939
Expenses
The Vanguard Group—Note B
Investment Advisory Services	325
Management and Administrative—ETF Shares	923
Management and Administrative—Admiral Shares	797
Management and Administrative—Institutional Shares	192
Marketing and Distribution—ETF Shares	184
Marketing and Distribution—Admiral Shares	47
Marketing and Distribution—Institutional Shares	12
Custodian Fees	711
Shareholders’ Reports and Proxy Fees—ETF Shares	501
Shareholders’ Reports and Proxy Fees—Admiral Shares	35
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	3
Professional Services	598
Other Expenses	10
Total Expenses	4,340
Net Investment Income	133,599
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	8,883
Futures Contracts	(1,241)
Forward Currency Contracts	1,718
Foreign Currencies	(3,082)
Realized Net Gain (Loss)	6,278
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	83,173
Futures Contracts	2,646
Forward Currency Contracts	(3,651)
Foreign Currencies	4,284
Change in Unrealized Appreciation (Depreciation)	86,452
Net Increase (Decrease) in Net Assets Resulting from Operations	226,329
1	Dividends are net of foreign withholding taxes of $14,460.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,014, ($17), and $15, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $8,244.
4	Includes $128,841 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($22,173).

See accompanying Notes, which are an integral part of the Financial Statements.
145

FTSE All-World ex-US Small-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	133,599	287,327
Realized Net Gain (Loss)	6,278	101,514
Change in Unrealized Appreciation (Depreciation)	86,452	1,622,521
Net Increase (Decrease) in Net Assets Resulting from Operations	226,329	2,011,362
Distributions
ETF Shares	(186,518)	(255,015)
Admiral Shares	(29,420)	(40,755)
Institutional Shares	(13,020)	(16,542)
Total Distributions	(228,958)	(312,312)
Capital Share Transactions
ETF Shares	(458,267)	143,584
Admiral Shares	(65,459)	(38,753)
Institutional Shares	(64,965)	8,063
Net Increase (Decrease) from Capital Share Transactions	(588,691)	112,894
Total Increase (Decrease)	(591,320)	1,811,944
Net Assets
Beginning of Period	10,791,605	8,979,661
End of Period	10,200,285	10,791,605

See accompanying Notes, which are an integral part of the Financial Statements.
146

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$120.10	$100.93	$95.98	$137.63	$102.74	$105.96
Investment Operations
Net Investment Income[1]	1.499	3.221	3.202	3.157	2.770	2.177
Net Realized and Unrealized Gain (Loss) on Investments	1.384	19.402	5.135	(41.764)	35.250	(2.905)
Total from Investment Operations	2.883	22.623	8.337	(38.607)	38.020	(.728)
Distributions
Dividends from Net Investment Income	(2.543)	(3.453)	(3.387)	(3.043)	(3.130)	(2.492)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.543)	(3.453)	(3.387)	(3.043)	(3.130)	(2.492)
Net Asset Value, End of Period	$120.44	$120.10	$100.93	$95.98	$137.63	$102.74
Total Return	2.52%	22.61%	8.57%	-28.52%	37.35%	-0.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,296	$8,758	$7,243	$6,882	$9,941	$4,814
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[2]	0.08%[2]	0.07%[2]	0.07%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.58%	2.77%	2.96%	2.72%	2.10%	2.17%
Portfolio Turnover Rate[3]	7%	17%	14%	18%	17%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08%, and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
147

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.65	$24.92	$23.69	$33.98	$25.37	$26.16
Investment Operations
Net Investment Income[1]	.360	.773	.763	.758	.626	.524
Net Realized and Unrealized Gain (Loss) on Investments	.341	4.784	1.279	(10.319)	8.739	(.711)
Total from Investment Operations	.701	5.557	2.042	(9.561)	9.365	(.187)
Distributions
Dividends from Net Investment Income	(.621)	(.827)	(.812)	(.729)	(.755)	(.603)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.621)	(.827)	(.812)	(.729)	(.755)	(.603)
Net Asset Value, End of Period	$29.73	$29.65	$24.92	$23.69	$33.98	$25.37
Total Return[2]	2.48%	22.49%	8.48%	-28.61%	37.22%	-0.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,377	$1,440	$1,244	$1,174	$1,585	$1,110
Ratio of Total Expenses to Average Net Assets	0.16%	0.17%[3]	0.17%[3]	0.16%[3]	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.69%	2.86%	2.65%	1.94%	2.12%
Portfolio Turnover Rate[4]	7%	17%	14%	18%	17%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%, 0.17%, and 0.16%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
148

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$229.54	$192.92	$183.43	$262.99	$196.33	$202.46
Investment Operations
Net Investment Income[1]	2.772	6.100	6.028	6.071	4.974	4.111
Net Realized and Unrealized Gain (Loss) on Investments	2.714	37.032	9.860	(79.906)	67.622	(5.479)
Total from Investment Operations	5.486	43.132	15.888	(73.835)	72.596	(1.368)
Distributions
Dividends from Net Investment Income	(4.836)	(6.512)	(6.398)	(5.725)	(5.936)	(4.762)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.836)	(6.512)	(6.398)	(5.725)	(5.936)	(4.762)
Net Asset Value, End of Period	$230.19	$229.54	$192.92	$183.43	$262.99	$196.33
Total Return	2.51%	22.55%	8.52%	-28.55%	37.29%	-0.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$528	$593	$493	$366	$395	$258
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%[2]	0.12%[2]	0.11%[2]	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.74%	2.92%	2.76%	1.99%	2.13%
Portfolio Turnover Rate[3]	7%	17%	14%	18%	17%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.12%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
149

FTSE All-World ex-US Small-Cap Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $278,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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FTSE All-World ex-US Small-Cap Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,684,730	—	—	1,684,730
Common Stocks—Other	45,797	8,309,325	34,151	8,389,273
Preferred Stocks	12,998	9,518	—	22,516
Rights	—	306	594	900
Warrants	48	1	102	151
Temporary Cash Investments	515,701	—	—	515,701
Total	2,259,274	8,319,150	34,847	10,613,271
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,256	—	—	1,256
Forward Currency Contracts	—	753	—	753
Total	1,256	753	—	2,009
Liabilities
Futures Contracts[1]	(584)	—	—	(584)
Forward Currency Contracts	—	(2,430)	—	(2,430)
Total	(584)	(2,430)	—	(3,014)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,256	—	1,256
Unrealized Appreciation—Forward Currency Contracts	—	753	753
Total Assets	1,256	753	2,009

Unrealized Depreciation—Futures Contracts[1]	(584)	—	(584)
Unrealized Depreciation—Forward Currency Contracts	—	(2,430)	(2,430)
Total Liabilities	(584)	(2,430)	(3,014)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(1,241)	—	(1,241)
Forward Currency Contracts	—	1,718	1,718
Realized Net Gain (Loss) on Derivatives	(1,241)	1,718	477
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,646	—	2,646
Forward Currency Contracts	—	(3,651)	(3,651)
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,646	(3,651)	(1,005)
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FTSE All-World ex-US Small-Cap Index Fund
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,614,538
Gross Unrealized Appreciation	1,924,479
Gross Unrealized Depreciation	(1,926,751)
Net Unrealized Appreciation (Depreciation)	(2,272)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $370,939,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $726,267,000 of investment securities and sold $988,116,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $117,545,000 and $494,633,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $0 and sales were $94,000, resulting in net realized gain of $5,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	214,310	1,851	849,669	7,364
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(672,577)	(5,900)	(706,085)	(6,200)
Net Increase (Decrease)—ETF Shares	(458,267)	(4,049)	143,584	1,164
Admiral Shares
Issued	101,739	3,542	210,774	7,352
Issued in Lieu of Cash Distributions	24,606	875	33,897	1,198
Redeemed	(191,804)	(6,678)	(283,424)	(9,876)
Net Increase (Decrease)—Admiral Shares	(65,459)	(2,261)	(38,753)	(1,326)
Institutional Shares
Issued	29,651	134	132,132	576
Issued in Lieu of Cash Distributions	12,473	57	14,634	67
Redeemed	(107,089)	(483)	(138,703)	(615)
Net Increase (Decrease)—Institutional Shares	(64,965)	(292)	8,063	28
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2025, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s
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FTSE All-World ex-US Small-Cap Index Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q7702 062025
154

Financial Statements
For the six-months ended April 30, 2025
Vanguard Total World Stock Index Fund

Contents
Financial Statements	1

Total World Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Australia (1.7%)
	Commonwealth Bank of Australia	1,094,484	116,660
	BHP Group Ltd.	3,294,254	78,514
	CSL Ltd.	315,249	50,602
	Westpac Banking Corp.	2,243,019	47,070
	National Australia Bank Ltd.	2,024,000	46,736
	ANZ Group Holdings Ltd.	1,968,365	37,640
	Wesfarmers Ltd.	737,725	36,957
	Macquarie Group Ltd.	228,115	28,189
	Goodman Group	1,296,894	24,827
	Transurban Group	2,064,163	18,601
	Rio Tinto Ltd.	245,528	18,370
	Aristocrat Leisure Ltd.	409,571	17,492
	Woolworths Group Ltd.	798,430	16,114
	Woodside Energy Group Ltd.	1,233,669	16,081
	QBE Insurance Group Ltd.	981,547	13,565
	Brambles Ltd.	922,423	12,122
	Coles Group Ltd.	862,002	11,706
	Northern Star Resources Ltd.	914,123	11,229
	Fortescue Ltd.	1,040,561	10,747
*	Xero Ltd.	99,161	10,443
	Computershare Ltd. (XASX)	378,508	9,891
	Suncorp Group Ltd.	743,310	9,666
	Santos Ltd.	2,239,673	8,610
	Insurance Australia Group Ltd.	1,584,790	8,324
	Scentre Group	3,545,754	8,215
	Origin Energy Ltd.	1,155,840	7,878
	Cochlear Ltd.	43,346	7,591
	Telstra Group Ltd.	2,629,491	7,589
	WiseTech Global Ltd.	125,255	7,122
*	James Hardie Industries plc GDR	286,487	6,724
	Evolution Mining Ltd.	1,241,499	6,226
	CAR Group Ltd.	268,522	5,731
	ASX Ltd.	123,969	5,614
	Stockland	1,546,330	5,434
	South32 Ltd.	3,060,555	5,274
	Medibank Pvt Ltd.	1,762,923	5,244
	REA Group Ltd.	32,258	5,125
	Sonic Healthcare Ltd.	305,844	5,107
	Lottery Corp. Ltd.	1,446,928	4,822
	Pro Medicus Ltd.	32,768	4,805
	JB Hi-Fi Ltd.	72,163	4,782
	APA Group	822,667	4,329
	BlueScope Steel Ltd.	280,446	4,295
	SGH Ltd.	124,590	4,075
	Washington H Soul Pattinson & Co. Ltd.	166,619	3,966
	Vicinity Ltd.	2,485,901	3,760
	GPT Group	1,256,373	3,724
	Mirvac Group	2,519,676	3,675
	Technology One Ltd.	180,183	3,478
*	Lynas Rare Earths Ltd.	635,944	3,477
	ALS Ltd.	307,941	3,379
	Dexus	684,191	3,293
	Charter Hall Group	301,501	3,260
	Orica Ltd.	311,839	3,237
*	Telix Pharmaceuticals Ltd.	182,614	3,175
*	NEXTDC Ltd.	416,284	3,161
	Treasury Wine Estates Ltd.	540,624	3,090
	SEEK Ltd.	221,034	3,009
	Qube Holdings Ltd.	1,172,210	2,968
	Qantas Airways Ltd.	474,153	2,681

Total World Stock Index Fund
		Shares	Market Value• ($000)
	AGL Energy Ltd.	384,791	2,622
	Bendigo & Adelaide Bank Ltd.	364,010	2,604
	Steadfast Group Ltd.	692,676	2,603
	Ramsay Health Care Ltd.	119,028	2,534
	Ampol Ltd.	166,570	2,529
	Cleanaway Waste Management Ltd.	1,498,116	2,493
	Worley Ltd.	308,044	2,454
	Endeavour Group Ltd.	953,803	2,440
	a2 Milk Co. Ltd.	446,696	2,337
	Atlas Arteria Ltd.	663,248	2,197
	Bank of Queensland Ltd.	453,168	2,165
*	Sandfire Resources Ltd.	337,420	2,149
	Aurizon Holdings Ltd.	1,075,926	2,106
	Sigma Healthcare Ltd.	1,030,184	1,988
	Perseus Mining Ltd.	895,048	1,918
	Ansell Ltd.	97,902	1,899
*	Genesis Minerals Ltd.	712,513	1,759
*	Capricorn Metals Ltd.	291,798	1,726
	Downer EDI Ltd.	470,766	1,719
	Challenger Ltd.	377,133	1,709
	HUB24 Ltd.	36,565	1,689
	Breville Group Ltd.	91,708	1,681
	Dyno Nobel Ltd.	1,141,654	1,657
*	Pilbara Minerals Ltd.	1,689,185	1,627
	Metcash Ltd.	777,164	1,601
*	Mineral Resources Ltd.	114,352	1,504
	nib holdings Ltd.	337,049	1,470
	Lendlease Corp. Ltd.	434,669	1,465
	Reece Ltd.	145,262	1,465
	Whitehaven Coal Ltd.	457,575	1,464
	Gold Road Resources Ltd.	727,974	1,412
	AMP Ltd.	1,682,289	1,389
	Charter Hall Long Wale REIT	554,939	1,363
	Pinnacle Investment Management Group Ltd.	118,165	1,363
	Eagers Automotive Ltd.	113,653	1,341
	AUB Group Ltd.	65,635	1,340
*	Regis Resources Ltd.	452,547	1,308
	National Storage REIT	877,044	1,290
	Ramelius Resources Ltd.	766,316	1,290
	Reliance Worldwide Corp. Ltd.	469,290	1,262
	Ventia Services Group Pty Ltd.	464,690	1,258
	Region RE Ltd.	811,977	1,203
	Harvey Norman Holdings Ltd.	349,024	1,167
*	Vault Minerals Ltd.	4,230,910	1,164
*	West African Resources Ltd.	746,044	1,142
	Westgold Resources Ltd.	587,926	1,117
	HomeCo Daily Needs REIT	1,377,424	1,080
*	Insignia Financial Ltd.	435,285	1,049
	Flight Centre Travel Group Ltd.	127,490	1,046
	Orora Ltd.	861,243	998
	IDP Education Ltd.	172,354	977
	Netwealth Group Ltd.	54,009	970
	IGO Ltd.	386,223	968
	Sims Ltd.	101,529	948
*	Emerald Resources NL	365,368	938
*	Temple & Webster Group Ltd.	79,161	903
*,1	Mesoblast Ltd.	780,754	899
	ARB Corp. Ltd.	44,466	896
	Ingenia Communities Group	252,668	896
*	Paladin Energy Ltd.	235,372	883
*	Zip Co. Ltd.	788,196	883
*	Spartan Resources Ltd.	680,308	883
	Champion Iron Ltd.	301,492	881
	Beach Energy Ltd.	1,156,703	871
	Arena REIT	344,989	822
	Super Retail Group Ltd.	92,727	795
	Nine Entertainment Co. Holdings Ltd.	858,041	786
	BWP Trust	334,575	767
[2]	Viva Energy Group Ltd.	693,726	763
*	Austal Ltd.	224,126	759

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Iluka Resources Ltd.	286,128	758
*	Guzman y Gomez Ltd.	36,032	742
*	Megaport Ltd.	100,403	739
	Bega Cheese Ltd.	203,972	738
*	WEB Travel Group Ltd.	265,423	730
	Centuria Industrial REIT	382,499	720
	Domino's Pizza Enterprises Ltd.	43,578	704
	Charter Hall Retail REIT	292,604	699
	EVT Ltd.	76,887	692
	Codan Ltd.	67,411	679
	New Hope Corp. Ltd.	287,133	674
	Waypoint REIT Ltd.	402,946	660
	Nufarm Ltd.	266,751	659
	Perpetual Ltd.	61,958	658
	Magellan Financial Group Ltd.	133,594	655
	TPG Telecom Ltd.	201,437	652
	Yancoal Australia Ltd.	198,265	632
	Premier Investments Ltd.	46,619	621
*	PEXA Group Ltd.	80,066	617
	IRESS Ltd.	120,975	616
	Corporate Travel Management Ltd.	74,741	610
	Bapcor Ltd.	182,563	593
	IPH Ltd.	202,558	592
	Imdex Ltd.	309,856	586
	GrainCorp Ltd. Class A	133,698	569
	Helia Group Ltd.	179,466	556
	GQG Partners Inc. GDR	393,920	552
	Integral Diagnostics Ltd.	355,440	550
	Lovisa Holdings Ltd.	34,054	544
	Generation Development Group Ltd.	205,060	542
	Nick Scali Ltd.	47,296	539
*	IperionX Ltd.	233,139	535
	Deterra Royalties Ltd.	227,707	531
	HMC Capital Ltd.	170,028	530
	Centuria Capital Group	524,850	529
	Charter Hall Social Infrastructure REIT	281,974	528
	Tabcorp Holdings Ltd.	1,469,063	524
	Maas Group Holdings Ltd.	204,417	518
	Brickworks Ltd.	32,053	516
	Karoon Energy Ltd.	559,674	515
	Monadelphous Group Ltd.	49,373	511
*,1	DroneShield Ltd.	590,795	510
*	Boss Energy Ltd.	243,147	497
*	Alpha HPA Ltd.	839,042	491
	NRW Holdings Ltd.	282,625	490
*	Nanosonics Ltd.	159,272	489
	Service Stream Ltd.	403,873	484
	Data#3 Ltd.	101,966	475
*	Vulcan Energy Resources Ltd.	152,319	475
*	Neuren Pharmaceuticals Ltd.	63,248	472
*	Superloop Ltd.	293,545	469
	Inghams Group Ltd.	205,852	452
	Redox Ltd.	240,763	450
*	Catapult Group International Ltd.	169,719	444
	Perenti Ltd.	499,424	437
	Dexus Industria REIT	254,739	424
*	Deep Yellow Ltd.	576,853	420
*	Bellevue Gold Ltd.	716,011	417
	Aussie Broadband Ltd.	157,532	414
	Amotiv Ltd.	83,265	413
	Myer Holdings Ltd.	881,326	407
*	Tuas Ltd.	111,285	402
	Domain Holdings Australia Ltd.	145,704	401
*	Resolute Mining Ltd.	1,218,737	398
	Nickel Industries Ltd.	1,085,126	392
	Centuria Office REIT	493,450	388
*	Judo Capital Holdings Ltd.	340,126	388
	Elders Ltd.	90,730	367
	McMillan Shakespeare Ltd.	35,729	350
*,3	Opthea Ltd.	894,697	344

Total World Stock Index Fund
		Shares	Market Value• ($000)
	GDI Property Group Partnership	793,163	338
*	Healius Ltd.	352,684	328
	Collins Foods Ltd.	59,424	313
	Bravura Solutions Ltd.	220,350	310
*	SiteMinder Ltd.	117,620	310
*	Fleetpartners Group Ltd.	172,186	307
*	Select Harvests Ltd.	92,487	303
*	Macquarie Technology Group Ltd.	7,973	303
	Growthpoint Properties Australia Ltd.	203,498	302
	Lifestyle Communities Ltd.	65,814	301
	Ridley Corp. Ltd.	198,995	301
*,1	Liontown Resources Ltd.	892,153	300
	oOh!media Ltd.	303,040	297
*	PolyNovo Ltd.	378,378	293
	Abacus Storage King	309,567	293
	SRG Global Ltd.	352,386	292
	Regis Healthcare Ltd.	66,335	290
	G8 Education Ltd.	359,410	289
	Rural Funds Trust	248,430	281
	Regal Partners Ltd.	223,963	269
	Hansen Technologies Ltd.	76,538	266
	Stanmore Resources Ltd.	197,115	245
	Vulcan Steel Ltd.	49,991	236
	Credit Corp. Group Ltd.	27,193	235
*	Clarity Pharmaceuticals Ltd.	166,269	234
	MyState Ltd.	93,253	233
*	Arafura Rare Earths Ltd.	1,733,652	227
	Accent Group Ltd.	185,939	221
*	Silex Systems Ltd.	109,538	217
*	Aurelia Metals Ltd.	1,125,979	212
	Australian Ethical Investment Ltd.	63,690	211
*	Nuix Ltd.	133,663	208
*	BrainChip Holdings Ltd.	1,191,962	207
*	Mayne Pharma Group Ltd.	45,285	204
	Abacus Group	272,036	199
	Kelsian Group Ltd.	110,932	193
	Jumbo Interactive Ltd.	29,317	192
	Cromwell Property Group	766,822	184
*	Australian Agricultural Co. Ltd.	198,343	182
*	EML Payments Ltd.	285,383	179
	SmartGroup Corp. Ltd.	34,915	175
[1]	Johns Lyng Group Ltd.	121,385	173
*	Alkane Resources Ltd.	333,352	172
*	Omni Bridgeway Ltd.	181,427	170
	GWA Group Ltd.	108,684	165
	Kogan.com Ltd.	56,062	162
	Infomedia Ltd.	200,382	159
*	Amplitude Energy Ltd.	1,339,382	158
	Clinuvel Pharmaceuticals Ltd.	21,474	156
	Navigator Global Investments Ltd. (XASX)	137,284	154
*,1	Strike Energy Ltd.	1,411,792	154
	Dicker Data Ltd.	28,127	152
*	Audinate Group Ltd.	38,055	149
	PWR Holdings Ltd.	33,484	147
[3]	Leo Lithium Ltd.	657,986	140
*	Chalice Mining Ltd.	194,712	137
	HealthCo REIT	246,383	133
*,1	Weebit Nano Ltd.	108,201	123
*	Emeco Holdings Ltd.	242,499	118
	Australian Clinical Labs Ltd.	57,771	115
	Platinum Asset Management Ltd.	304,070	111
	Cedar Woods Properties Ltd.	29,986	107
	Praemium Ltd.	219,272	104
*,1	ioneer Ltd.	1,046,875	97
*,1	Star Entertainment Group Ltd.	1,426,946	95
	Australian Finance Group Ltd.	79,434	93
*	Fineos Corp. Ltd. GDR	64,697	90
*	Webjet Group Ltd.	213,221	87
	Solvar Ltd.	78,326	81
*	St Barbara Ltd.	414,057	77

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Imugene Ltd.	4,852,725	75
*,1	Wildcat Resources Ltd.	578,880	74
*	OFX Group Ltd.	100,137	73
*,3	AVZ Minerals Ltd.	1,098,794	70
*	Carnarvon Energy Ltd.	970,363	68
*	Tyro Payments Ltd.	124,644	64
*,1	Syrah Resources Ltd.	360,281	58
*	Mount Gibson Iron Ltd.	286,220	57
*,1	Sayona Mining Ltd.	4,246,221	52
[2]	Coronado Global Resources Inc. GDR	383,982	48
*	Baby Bunting Group Ltd.	48,163	48
*	Coast Entertainment Holdings Ltd.	176,320	46
*,1	Core Lithium Ltd.	981,521	44
*	Cettire Ltd.	110,751	32
	Humm Group Ltd.	96,019	31
*,1	Novonix Ltd.	104,544	29
*	29Metals Ltd.	302,561	23
*,3	Firefinch Ltd.	519,107	20
*,3	ESG Minerals	24,572	—
			983,961
Austria (0.1%)
	Erste Group Bank AG	200,953	13,609
[2]	BAWAG Group AG	52,391	5,742
	OMV AG	92,924	4,805
[1]	Verbund AG	42,884	3,296
[1]	ANDRITZ AG	44,491	3,197
	Wienerberger AG	72,543	2,547
	Raiffeisen Bank International AG	85,015	2,271
	voestalpine AG	76,919	2,027
	Vienna Insurance Group AG Wiener Versicherung Gruppe	22,373	1,064
*	DO & Co. AG	6,093	973
	UNIQA Insurance Group AG	69,446	805
[1]	Telekom Austria AG	76,181	805
	Strabag SE	7,566	664
[1]	Oesterreichische Post AG	18,751	632
[1]	CA Immobilien Anlagen AG	23,167	627
	EVN AG	21,054	551
*	CPI Europe AG	23,273	460
	Porr AG	10,423	365
*	Lenzing AG	10,800	340
[1]	Schoeller-Bleckmann Oilfield Equipment AG	8,243	293
	Palfinger AG	8,719	284
*,1	AT&S Austria Technologie & Systemtechnik AG	14,089	228
*	Eurotelesites AG	19,045	108
	Agrana Beteiligungs AG	3,459	47
			45,740
Belgium (0.3%)
	Anheuser-Busch InBev SA	640,037	42,184
*	Argenx SE	39,882	25,782
	UCB SA	78,951	14,475
	KBC Group NV	153,345	14,140
	Ageas SA	117,340	7,359
	Groupe Bruxelles Lambert NV	53,906	4,447
	Sofina SA	12,336	3,447
	Syensqo SA	45,885	3,282
[1]	Elia Group SA	30,120	3,266
	Ackermans & van Haaren NV	12,825	3,137
*	Warehouses De Pauw CVA	107,832	2,754
	D'ieteren Group	13,642	2,724
[3]	Aedifica SA	31,287	2,508
	Lotus Bakeries NV	258	2,481
	Financiere de Tubize SA	13,658	1,960
[3]	Cofinimmo SA	23,132	1,850
	Solvay SA	45,623	1,726
	KBC Ancora	26,126	1,712
	Azelis Group NV	105,615	1,636
	Umicore SA	124,476	1,131
	Gimv NV	24,634	1,109
	Colruyt Group NV	22,340	1,074

Total World Stock Index Fund
		Shares	Market Value• ($000)
	VGP NV	10,045	929
	Montea NV	12,337	896
	Fagron	37,310	870
	Xior Student Housing NV	26,816	870
	Bekaert SA	20,649	797
	Shurgard Self Storage Ltd. (XBRU)	18,836	782
	Melexis NV	12,072	724
	Proximus SADP	89,316	686
	Deme Group NV	4,279	641
	Retail Estates NV	8,422	617
	Barco NV	39,155	536
	Tessenderlo Group SA	11,558	342
*	Ontex Group NV	41,395	340
	Vastned NV	8,551	281
	Kinepolis Group NV	8,060	278
	bpost SA	44,296	71
			153,844
Brazil (0.4%)
	Vale SA	2,390,481	22,266
	Petroleo Brasileiro SA	2,062,653	11,649
	B3 SA - Brasil Bolsa Balcao	3,483,536	8,280
	Weg SA	966,766	7,604
	Centrais Eletricas Brasileiras SA	846,088	6,552
	Cia de Saneamento Basico do Estado de Sao Paulo	294,400	5,908
	Ambev SA	2,280,392	5,855
	Banco Do Brasil SA	1,107,140	5,644
	JBS SA	720,998	5,600
*	Embraer SA	475,300	5,437
	Banco BTG Pactual SA	760,624	5,108
	Localiza Rent a Car SA (BVMF)	637,980	4,829
	Equatorial Energia SA	659,506	4,278
	Itau Unibanco Holding SA ADR	658,066	4,152
	Suzano SA	421,715	3,721
	BB Seguridade Participacoes SA	440,839	3,322
	Raia Drogasil SA	925,908	3,237
[2]	Rede D'Or Sao Luiz SA	536,839	3,029
*	PRIO SA	502,775	2,986
	Energisa SA	354,615	2,871
	Telefonica Brasil SA	580,720	2,844
	Rumo SA	764,316	2,613
	Vibra Energia SA	744,448	2,466
	Banco Bradesco SA ADR	979,393	2,409
	Petroleo Brasileiro SA ADR	216,610	2,287
	Totvs SA	317,184	2,103
	Banco Bradesco SA	972,594	2,096
	Itau Unibanco Holding SA	382,438	2,094
	Petroleo Brasileiro SA ADR (XNYS)	179,623	2,028
	Klabin SA	534,160	1,744
	Lojas Renner SA	638,433	1,644
	BRF SA	401,545	1,606
	Ultrapar Participacoes SA	491,096	1,543
	CCR SA	631,944	1,498
*	Eneva SA	621,202	1,479
	Ambev SA ADR	532,359	1,347
	Sendas Distribuidora SA	823,842	1,334
	TIM SA	388,800	1,298
	Transmissora Alianca de Energia Eletrica SA	190,327	1,205
	Hypera SA	274,812	1,168
*,2	Hapvida Participacoes e Investimentos SA	2,840,112	1,161
	Multiplan Empreendimentos Imobiliarios SA	239,321	1,085
	Allos SA	284,646	1,066
[2]	GPS Participacoes e Empreendimentos SA	400,200	1,065
	Kinea Rendimentos Imobiliarios FII (BVMF)	57,604	1,048
	Banco Santander Brasil SA	201,300	1,047
	Xp Malls Fdo Inv Imob Fii	54,645	1,025
	Santos Brasil Participacoes SA	429,323	1,024
*	Natura & Co. Holding SA	574,463	963
	Cosan SA	701,452	960
	Iguatemi SA (BVMF)	260,600	943

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Brava Energia	306,144	936
	Tres Tentos Agroindustrial SA	319,700	913
	Porto Seguro SA	115,444	895
	Cia Paranaense de Energia - Copel	465,870	857
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	195,298	853
	Engie Brasil Energia SA	112,292	823
	Trx Real Estate FII	43,050	790
	CPFL Energia SA	116,900	787
	Marfrig Global Foods SA	204,286	773
	Kinea Indice de Precos FII	47,661	767
	Caixa Seguridade Participacoes SA	251,300	724
*	Ambipar Participacoes e Empreendimentos SA	32,700	703
[1]	Cosan SA ADR	118,293	648
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	22,124	627
	Gerdau SA ADR	232,056	606
	Azzas 2154 SA	103,617	581
	Cia de Saneamento do Parana	105,068	569
	Direcional Engenharia SA	88,137	565
	FII BTLG	30,875	548
*	Serena Energia SA	294,668	509
	Fleury SA	220,636	505
	Neoenergia SA	121,642	491
	Atacadao SA	323,671	488
	Wilson Sons SA	155,100	468
	Cia Siderurgica Nacional SA	273,000	447
	Magazine Luiza SA	269,684	443
	Cogna Educacao SA	974,473	443
	Kinea High Yield CRI - FII	24,773	443
	YDUQS Participacoes SA	167,700	422
	Vivara Participacoes SA	107,400	418
	XP Log FII (BVMF)	23,223	414
	Kinea Renda Imobiliaria FII	15,551	408
	Maxi Renda FII (BVMF)	248,091	407
*	IRB Brasil Resseguros SA	45,622	385
	Cia de Saneamento de Minas Gerais Copasa MG.	99,867	377
	SLC Agricola SA	107,976	377
	Alupar Investimento SA	69,356	377
*	Orizon Valorizacao de Residuos SA	43,597	377
	Cia Energetica de Minas Gerais	133,646	359
	Grupo Mateus SA	262,500	356
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	15,695	341
	Cury Construtora e Incorporadora SA	68,900	334
	TIM SA ADR	19,532	326
	Odontoprev SA	167,443	315
	Sao Martinho SA	88,800	305
	M Dias Branco SA	67,300	301
	Auren Energia SA	190,520	300
	Fras-Le SA	56,394	291
	FII Iridium	23,717	289
	Vinci Shopping Centers FII (BVMF)	15,328	289
	CSN Mineracao SA	263,100	285
	Fundo De Investimento Imobiliario TG Ativo Real	17,728	281
	Petroreconcavo SA	117,900	267
	Smartfit Escola de Ginastica e Danca SA	60,209	259
	Capitania Securities II Fii	175,780	236
	Hedge Brasil Shopping FII	6,598	230
	JHSF Participacoes SA	253,747	229
	Fii UBS Br Receb Imob	14,598	217
	Fundo De Investimento Imobiliario VBI Prime Properties	15,256	216
*	MRV Engenharia e Participacoes SA	193,100	201
*	Oncoclinicas do Brasil Servicos Medicos SA	180,500	192
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	216,948	188
	Iochpe Maxion SA	85,446	185
	Tupy SA	48,400	183
	Mills Locacao Servicos e Logistica SA	100,894	181
	Grendene SA	177,800	174
	EcoRodovias Infraestrutura e Logistica SA	146,153	170
	Dexco SA	173,000	169
[2]	LWSA SA	252,037	160
	Vulcabras SA	53,500	158

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	SIMPAR SA	157,472	149
*	Minerva SA	135,360	141
	Ez Tec Empreendimentos e Participacoes SA	58,861	138
*	Log-in Logistica Intermodal SA	32,900	129
	Pet Center Comercio E Participacoes SA	150,800	124
	Cia Siderurgica Nacional SA ADR	72,877	122
	Mahle-Metal Leve SA	22,500	117
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,800	115
	LOG Commercial Properties e Participacoes SA	29,615	110
*	Hidrovias do Brasil SA (BVMF)	195,900	105
	Grupo SBF SA	51,109	96
*	Itausa SA	48,199	91
*	CVC Brasil Operadora e Agencia de Viagens SA	233,417	89
*	Cia Brasileira de Distribuicao	114,556	85
*	Hidrovias do Brasil SA	154,580	83
	Armac Locacao Logistica E Servicos SA	101,000	78
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,700	72
	Camil Alimentos SA	89,500	69
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,700	69
*	Cia Brasileira de Aluminio	68,422	47
*	Diagnosticos da America SA	149,678	46
*	Automob Participacoes SA	249,786	12
			202,759
Canada (2.8%)
	Royal Bank of Canada	920,477	110,483
*	Shopify Inc. Class A	790,072	75,145
	Toronto-Dominion Bank	1,152,858	73,665
	Enbridge Inc.	1,421,929	66,496
	Brookfield Corp.	978,701	52,577
	Constellation Software Inc.	13,002	46,858
[1]	Bank of Montreal	473,273	45,346
	Bank of Nova Scotia	811,421	40,600
	Canadian Natural Resources Ltd.	1,348,742	38,703
	Canadian Imperial Bank of Commerce	611,124	38,544
	Agnico Eagle Mines Ltd.	325,248	38,227
	Canadian Pacific Kansas City Ltd.	500,988	36,388
	Canadian National Railway Co.	364,892	35,338
	Manulife Financial Corp.	1,139,058	34,909
	TC Energy Corp.	677,260	34,217
	Waste Connections Inc.	167,624	33,105
	Suncor Energy Inc.	822,766	29,059
	Alimentation Couche-Tard Inc.	505,537	26,388
	Intact Financial Corp.	116,201	25,807
	Wheaton Precious Metals Corp.	295,836	24,702
	Sun Life Financial Inc.	374,031	22,288
	Dollarama Inc.	177,298	21,876
	National Bank of Canada	248,775	21,849
	Barrick Gold Corp.	1,127,239	21,497
	Franco-Nevada Corp.	124,985	21,478
	Fairfax Financial Holdings Ltd.	13,109	20,466
	Nutrien Ltd.	325,107	18,559
	Thomson Reuters Corp.	89,373	16,631
	Fortis Inc. (XTSE)	323,042	15,997
	Loblaw Cos. Ltd.	93,875	15,240
	WSP Global Inc.	83,137	14,736
	Pembina Pipeline Corp.	381,301	14,576
	CGI Inc.	133,431	14,148
	Restaurant Brands International Inc.	209,259	13,484
	Brookfield Asset Management Ltd. Class A (XTSE)	251,325	13,410
	Power Corp. of Canada	354,116	13,403
	Cameco Corp.	282,854	12,768
	Kinross Gold Corp.	806,984	11,912
	Teck Resources Ltd. Class B	326,730	11,103
	Metro Inc.	140,587	10,834
	Tourmaline Oil Corp.	237,168	10,477
	Cenovus Energy Inc.	844,292	9,940
[1]	Emera Inc.	206,599	9,299
	RB Global Inc.	81,451	8,208
[2]	Hydro One Ltd.	206,118	7,930

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Alamos Gold Inc. Class A	276,520	7,905
	Canadian Pacific Kansas City Ltd. (XTSE)	108,177	7,840
	ARC Resources Ltd.	407,304	7,537
	GFL Environmental Inc.	149,757	7,473
	TMX Group Ltd.	183,846	7,451
	George Weston Ltd.	37,605	7,327
	Imperial Oil Ltd.	106,087	7,156
	Great-West Lifeco Inc.	177,745	6,912
	Stantec Inc.	78,014	6,847
*	Celestica Inc.	76,416	6,520
*	Descartes Systems Group Inc.	60,786	6,401
	Magna International Inc.	181,690	6,313
	iA Financial Corp. Inc.	64,545	6,270
	Pan American Silver Corp.	241,780	6,087
	AtkinsRealis Group Inc.	120,053	5,945
*	First Quantum Minerals Ltd.	438,224	5,884
	AltaGas Ltd.	193,805	5,736
	Element Fleet Management Corp.	249,021	5,453
*	CAE Inc.	205,841	5,150
	TELUS Corp.	315,209	4,852
	Keyera Corp.	150,455	4,670
	FirstService Corp.	26,117	4,584
	Open Text Corp.	168,653	4,566
	Gildan Activewear Inc.	98,810	4,553
[1]	BCE Inc.	195,646	4,348
	Toromont Industries Ltd.	50,484	4,271
	TFI International Inc.	51,794	4,210
	RB Global Inc. (XTSE)	38,120	3,839
*	Ivanhoe Mines Ltd. Class A	430,436	3,822
*	Bombardier Inc. Class B	56,229	3,716
	Capital Power Corp.	96,738	3,673
	West Fraser Timber Co. Ltd.	47,597	3,524
[1]	Canadian Tire Corp. Ltd. Class A	32,133	3,517
	Lundin Mining Corp.	419,423	3,432
	Colliers International Group Inc.	28,137	3,364
	South Bow Corp.	135,604	3,349
	Canadian Apartment Properties REIT	107,445	3,281
	Saputo Inc.	156,196	3,048
	Osisko Gold Royalties Ltd.	119,229	2,857
	Definity Financial Corp.	57,214	2,856
	Onex Corp.	39,162	2,773
	Algonquin Power & Utilities Corp.	511,284	2,756
	B2Gold Corp.	878,896	2,748
	PrairieSky Royalty Ltd.	162,626	2,738
	Lundin Gold Inc.	63,316	2,582
*	Kinaxis Inc.	18,807	2,539
*	Eldorado Gold Corp.	134,577	2,532
	Finning International Inc.	89,118	2,515
	Veren Inc.	413,445	2,447
	MEG Energy Corp.	165,088	2,316
[1]	Northland Power Inc.	168,329	2,287
	Parkland Corp.	90,222	2,273
	RioCan REIT	180,280	2,252
*	IAMGOLD Corp.	303,084	2,148
	Chartwell Retirement Residences	168,647	2,118
[1]	Whitecap Resources Inc.	368,103	2,088
*	Aritzia Inc.	58,896	2,072
	Boyd Group Services Inc.	14,160	2,034
	Hudbay Minerals Inc.	266,094	1,936
	Brookfield Infrastructure Corp. Class A	50,765	1,902
*	NexGen Energy Ltd.	355,632	1,862
	CI Financial Corp.	81,885	1,856
*	Torex Gold Resources Inc.	55,375	1,793
	Stella-Jones Inc.	36,414	1,786
[1]	Choice Properties REIT	166,822	1,767
*	Equinox Gold Corp.	261,255	1,757
	Granite REIT	38,014	1,744
	OceanaGold Corp.	466,060	1,650
	Atco Ltd. Class I	43,685	1,642
*	Capstone Copper Corp.	323,189	1,557

Total World Stock Index Fund
		Shares	Market Value• ($000)
	North West Co. Inc.	38,121	1,529
	Gibson Energy Inc.	96,961	1,526
	TransAlta Corp.	170,309	1,518
	First Capital REIT	121,968	1,511
	Brookfield Renewable Corp. (XTSE)	52,170	1,485
	First Majestic Silver Corp.	236,599	1,478
*	SSR Mining Inc.	135,146	1,439
[1]	SmartCentres REIT	76,614	1,417
	IGM Financial Inc.	43,965	1,397
	Premium Brands Holdings Corp.	22,585	1,284
*	ATS Corp.	50,356	1,269
	Boardwalk REIT	26,719	1,260
*	BlackBerry Ltd.	369,683	1,255
	Dream Industrial REIT	156,505	1,203
*	Air Canada	117,954	1,195
	Boralex Inc. Class A	52,406	1,164
	Russel Metals Inc.	38,635	1,121
	H&R REIT	155,946	1,110
	Topaz Energy Corp.	66,426	1,110
	Methanex Corp.	34,039	1,067
*	Bausch Health Cos. Inc.	197,220	1,049
	Brookfield Renewable Corp.	36,295	1,034
	Innergex Renewable Energy Inc.	101,400	999
	Centerra Gold Inc.	139,307	933
	Linamar Corp.	24,947	915
	Brookfield Infrastructure Corp. Class A (XTSE)	24,250	908
	Quebecor Inc. Class B	32,406	889
	Brookfield Asset Management Ltd. Class A	15,814	843
	Maple Leaf Foods Inc.	45,846	839
[1]	Allied Properties REIT	74,478	829
*	Lightspeed Commerce Inc.	70,871	693
	Superior Plus Corp.	135,055	678
[1]	Baytex Energy Corp.	435,315	673
	BRP Inc.	19,728	668
*	Novagold Resources Inc.	156,504	664
	Primaris REIT	59,581	621
	Winpak Ltd.	17,729	549
[1]	Vermilion Energy Inc.	87,659	529
	Paramount Resources Ltd. Class A	44,840	509
	Transcontinental Inc. Class A	36,166	493
	Enghouse Systems Ltd.	26,575	483
	Parex Resources Inc.	58,372	470
*	IAMGOLD Corp. (XTSE)	57,653	408
	Westshore Terminals Investment Corp.	18,163	336
*	Canfor Corp.	29,993	287
[1]	Cargojet Inc.	4,459	276
	First National Financial Corp.	7,029	191
[1]	Cogeco Communications Inc.	3,793	187
*	Lightspeed Commerce Inc. (XTSE)	11,855	116
*	Bombardier Inc. Class A	299	20
			1,594,102
Chile (0.1%)
	Banco De Chile	27,770,871	4,077
	Cencosud SA	827,054	2,830
	Banco de Credito e Inversiones SA	66,058	2,616
	Falabella SA	518,237	2,353
	Latam Airlines Group SA	147,058,258	2,322
	Empresas COPEC SA	307,577	2,111
	Banco Santander Chile	28,450,727	1,720
	Plaza SA	684,255	1,608
	Enel Americas SA	14,169,090	1,391
	Empresas CMPC SA	774,977	1,215
	Parque Arauco SA	469,770	1,082
	Enel Chile SA	12,468,240	882
	Cia Cervecerias Unidas SA	108,536	833
	Quinenco SA	168,061	706
	Cia Sud Americana de Vapores SA	12,181,320	673
	Banco Santander Chile ADR	27,100	653
	Colbun SA	4,091,997	640

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Aguas Andinas SA Class A	1,718,996	635
*	Banco Itau Chile SA	40,256	587
	Inversiones Aguas Metropolitanas SA	631,695	574
	Cencosud Shopping SA	263,796	557
[1]	Sociedad Quimica y Minera de Chile SA ADR	14,220	486
	SMU SA	2,436,207	477
	Engie Energia Chile SA	332,671	394
	Vina Concha y Toro SA	316,525	393
*	Ripley Corp. SA	580,437	268
	Latam Airlines Group SA ADR	7,756	244
	Empresa Nacional de Telecomunicaciones SA	81,743	237
	Enel Chile SA ADR	65,984	231
	Inversiones La Construccion SA	17,724	206
*	CAP SA	38,966	201
	SONDA SA	316,876	127
			33,329
China (3.2%)
	Tencent Holdings Ltd.	4,014,002	245,861
	Alibaba Group Holding Ltd.	11,105,120	165,800
*,2	Xiaomi Corp. Class B	11,199,200	71,700
*,2	Meituan Class B	3,611,927	59,804
	China Construction Bank Corp. Class H	61,185,026	50,259
*	PDD Holdings Inc. ADR	462,844	48,862
	BYD Co. Ltd. Class H	795,960	37,805
	Industrial & Commercial Bank of China Ltd. Class H	51,779,245	35,469
	Bank of China Ltd. Class H	54,093,410	30,204
	JD.com Inc. Class A	1,661,412	27,050
	NetEase Inc.	1,197,055	25,732
	Ping An Insurance Group Co. of China Ltd. Class H	4,190,966	25,083
	Trip.com Group Ltd.	405,901	24,452
*	Baidu Inc. Class A	1,448,404	15,972
	China Merchants Bank Co. Ltd. Class H	2,460,398	13,421
	Agricultural Bank of China Ltd. Class H	20,108,500	12,271
	Kweichow Moutai Co. Ltd. Class A	57,205	12,188
*,2	Kuaishou Technology	1,844,700	12,176
	Yum China Holdings Inc.	244,366	11,416
[2]	Pop Mart International Group Ltd.	452,400	11,283
	PetroChina Co. Ltd. Class H	13,700,000	10,469
*	BeiGene Ltd.	514,500	10,398
	ANTA Sports Products Ltd.	833,400	9,847
*	Li Auto Inc. Class A	774,497	9,437
	China Life Insurance Co. Ltd. Class H	4,901,271	8,958
	Zijin Mining Group Co. Ltd. Class H	4,043,301	8,833
	China Shenhua Energy Co. Ltd. Class H	2,287,500	8,597
	PICC Property & Casualty Co. Ltd. Class H	4,534,330	8,350
	China Petroleum & Chemical Corp. Class H	16,335,337	8,339
	Geely Automobile Holdings Ltd.	3,916,200	8,221
	KE Holdings Inc. ADR	397,667	8,073
*	XPeng Inc. Class A	859,828	8,004
*,2	Innovent Biologics Inc.	989,941	6,856
*,2	Wuxi Biologics Cayman Inc.	2,315,240	6,724
	Contemporary Amperex Technology Co. Ltd. Class A	203,782	6,516
	Tencent Music Entertainment Group ADR	483,706	6,491
	China Resources Land Ltd.	1,875,409	6,310
	Full Truck Alliance Co. Ltd. ADR	511,942	5,816
	ZTO Express Cayman Inc.	308,400	5,744
[2]	Nongfu Spring Co. Ltd. Class H	1,169,400	5,376
	China Merchants Bank Co. Ltd. Class A	948,324	5,323
*,2	Akeso Inc.	462,000	5,123
	China Mengniu Dairy Co. Ltd.	1,971,236	4,910
	Haier Smart Home Co. Ltd. Class H	1,686,800	4,895
	New Oriental Education & Technology Group Inc.	976,760	4,785
	China Pacific Insurance Group Co. Ltd. Class H	1,717,800	4,674
	CITIC Ltd.	3,743,000	4,550
	China Yangtze Power Co. Ltd. Class A	1,117,894	4,539
	China CITIC Bank Corp. Ltd. Class H	5,696,525	4,506
	CSPC Pharmaceutical Group Ltd.	5,684,000	4,477
	BYD Co. Ltd. Class A	91,533	4,455
	H World Group Ltd.	1,261,070	4,424

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Overseas Land & Investment Ltd.	2,461,980	4,368
[2]	China Tower Corp. Ltd. Class H	2,951,257	4,275
*,1	NIO Inc. Class A	1,038,717	4,161
[2]	Postal Savings Bank of China Co. Ltd. Class H	6,680,000	4,107
	Bank of Communications Co. Ltd. Class H	4,583,058	4,008
	ENN Energy Holdings Ltd.	485,318	3,831
	Ping An Insurance Group Co. of China Ltd. Class A	540,358	3,776
	Sunny Optical Technology Group Co. Ltd.	433,100	3,644
*	Kanzhun Ltd. ADR	233,858	3,578
	China Resources Beer Holdings Co. Ltd.	1,012,181	3,558
	Industrial & Commercial Bank of China Ltd. Class A	3,596,385	3,471
*	J&T Global Express Ltd.	4,388,600	3,409
*,2	JD Health International Inc.	686,911	3,260
[2]	Giant Biogene Holding Co. Ltd.	313,600	3,240
*,1,2	SenseTime Group Inc. Class B	16,731,000	3,231
[1]	China Hongqiao Group Ltd.	1,787,500	3,209
*	Kingdee International Software Group Co. Ltd.	1,878,000	3,194
*	Bilibili Inc. Class Z	181,919	3,193
	COSCO SHIPPING Holdings Co. Ltd. Class H	2,104,049	3,175
	Wuliangye Yibin Co. Ltd. Class A	177,500	3,146
	People's Insurance Co. Group of China Ltd. Class H	5,270,000	3,119
	Sino Biopharmaceutical Ltd.	6,193,250	3,110
*,2	Zhejiang Leapmotor Technologies Ltd.	434,600	3,110
	China Resources Power Holdings Co. Ltd.	1,273,400	3,072
	Agricultural Bank of China Ltd. Class A	3,878,435	2,895
	Qifu Technology Inc. ADR	69,722	2,861
	Vipshop Holdings Ltd. ADR	209,581	2,855
[2]	Guotai Haitong Securities Co. Ltd. Class H	1,990,826	2,837
*	Yangzijiang Shipbuilding Holdings Ltd.	1,642,936	2,814
	Weichai Power Co. Ltd. Class H	1,438,400	2,806
	CITIC Securities Co. Ltd. Class H	1,124,134	2,778
	Huatai Securities Co. Ltd. Class A	1,255,500	2,777
	Tsingtao Brewery Co. Ltd. Class H	391,667	2,768
	Industrial Bank Co. Ltd. Class A	951,600	2,737
	Li Ning Co. Ltd.	1,445,750	2,726
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	380,800	2,693
	Kingsoft Corp. Ltd.	525,000	2,616
*,1	Alibaba Health Information Technology Ltd.	3,790,000	2,452
*	Zai Lab Ltd.	745,530	2,375
*	TAL Education Group ADR	269,035	2,354
[2]	CGN Power Co. Ltd. Class H	7,179,832	2,285
	Zhaojin Mining Industry Co. Ltd. Class H	954,500	2,274
	Kunlun Energy Co. Ltd.	2,332,000	2,223
[2]	Haidilao International Holding Ltd.	978,000	2,202
	Hygon Information Technology Co. Ltd. Class A	107,062	2,195
	Anhui Conch Cement Co. Ltd. Class H	774,500	2,182
	China Galaxy Securities Co. Ltd. Class H	2,389,500	2,171
	BYD Electronic International Co. Ltd.	515,500	2,140
	Jiangsu Hengrui Medicine Co. Ltd. Class A	296,916	2,087
	Tingyi Cayman Islands Holding Corp.	1,148,000	2,074
*	Midea Group Co. Ltd. Class H	218,282	2,060
[2]	Longfor Group Holdings Ltd.	1,539,600	2,059
	Zijin Mining Group Co. Ltd. Class A	853,412	2,058
[1,2]	Smoore International Holdings Ltd.	1,180,000	2,042
[2]	China Feihe Ltd.	2,691,000	2,034
	East Money Information Co. Ltd. Class A	709,544	2,013
	Yankuang Energy Group Co. Ltd. Class H	1,925,600	2,011
	Great Wall Motor Co. Ltd. Class H	1,393,558	1,991
	Tongcheng-Elong Holdings Ltd.	759,200	1,991
	China National Nuclear Power Co. Ltd. Class A	1,560,200	1,984
	CMOC Group Ltd. Class H	2,451,000	1,924
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,272,486	1,920
[2]	Hansoh Pharmaceutical Group Co. Ltd.	616,000	1,909
	China Shenhua Energy Co. Ltd. Class A	360,700	1,903
[1,2]	Hua Hong Semiconductor Ltd.	415,084	1,898
	Sinopharm Group Co. Ltd. Class H	795,800	1,876
	China Minsheng Banking Corp. Ltd. Class H	3,946,512	1,852
	Bank of Communications Co. Ltd. Class A	1,768,000	1,819
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	59,788	1,808
*	Cambricon Technologies Corp. Ltd. Class A	18,598	1,805

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1,2]	WuXi AppTec Co. Ltd. Class H	228,856	1,769
*,2	JD Logistics Inc.	1,123,227	1,762
	CITIC Securities Co. Ltd. Class A	509,354	1,756
[2]	China Resources Mixc Lifestyle Services Ltd.	366,600	1,756
	Bank of China Ltd. Class A	2,298,200	1,749
[2]	3SBio Inc.	1,132,000	1,745
*,1	China Ruyi Holdings Ltd.	6,625,200	1,741
	Want Want China Holdings Ltd.	2,656,467	1,738
	New China Life Insurance Co. Ltd. Class H	471,134	1,721
	WuXi AppTec Co. Ltd. Class A	207,584	1,694
	Huaneng Power International Inc. Class H	2,734,000	1,694
[2]	China International Capital Corp. Ltd. Class H	980,800	1,687
	China Gas Holdings Ltd.	1,859,474	1,681
*	Gds Holdings Ltd. Class A	522,011	1,656
	China State Construction International Holdings Ltd.	1,107,750	1,633
	CRRC Corp. Ltd. Class H	2,640,000	1,629
	China Longyuan Power Group Corp. Ltd. Class H	2,030,000	1,604
	China Resources Gas Group Ltd.	572,700	1,600
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	56,124	1,577
	Guangdong Investment Ltd.	1,940,000	1,570
	Bank of Chengdu Co. Ltd. Class A	659,100	1,542
	China Petroleum & Chemical Corp. Class A	1,962,280	1,530
*,1	GCL Technology Holdings Ltd.	14,990,000	1,524
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	35,200	1,506
	NAURA Technology Group Co. Ltd. Class A	22,800	1,418
	Bosideng International Holdings Ltd.	2,730,000	1,413
	ZTE Corp. Class H	478,414	1,412
[2]	Huatai Securities Co. Ltd. Class H	945,964	1,402
	Muyuan Foods Co. Ltd. Class A	253,748	1,386
	MINISO Group Holding Ltd.	308,336	1,386
	Guotai Haitong Securities Co. Ltd. (XSSC)	576,538	1,370
	China State Construction Engineering Corp. Ltd. Class A	1,804,364	1,369
[2]	Yadea Group Holdings Ltd.	756,000	1,364
	SF Holding Co. Ltd. Class A	222,098	1,331
	Luxshare Precision Industry Co. Ltd. Class A	311,569	1,326
	China Coal Energy Co. Ltd. Class H	1,279,000	1,321
	Foxconn Industrial Internet Co. Ltd. Class A	523,100	1,319
*	Kangmei Pharmaceutical Co. Ltd. Class A	4,877,100	1,316
	Shenzhen Inovance Technology Co. Ltd. Class A	132,900	1,308
[2]	Meitu Inc.	1,852,000	1,306
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	324,109	1,301
[2]	Shandong Gold Mining Co. Ltd. Class H	440,300	1,297
	GF Securities Co. Ltd. Class A	601,375	1,292
	Aluminum Corp. of China Ltd. Class H	2,395,331	1,286
	China Taiping Insurance Holdings Co. Ltd.	927,459	1,284
	Inner Mongolia Yitai Coal Co. Ltd. Class B	637,704	1,268
	Jiangxi Copper Co. Ltd. Class H	750,000	1,260
	PetroChina Co. Ltd. Class A	1,140,400	1,255
	Kingboard Holdings Ltd.	463,340	1,245
	China Merchants Port Holdings Co. Ltd.	760,000	1,234
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	213,444	1,232
	China Pacific Insurance Group Co. Ltd. Class A	297,288	1,222
	Anhui Gujing Distillery Co. Ltd. Class B	79,300	1,214
	Ping An Bank Co. Ltd. Class A	803,300	1,208
	Beijing Enterprises Holdings Ltd.	294,000	1,193
	Country Garden Services Holdings Co. Ltd.	1,327,059	1,185
	China Everbright Environment Group Ltd.	2,540,777	1,174
	Seres Group Co. Ltd. Class A	65,100	1,170
	China National Building Material Co. Ltd. Class H	2,390,312	1,159
	China Everbright Bank Co. Ltd. Class H	2,639,000	1,146
	Hengan International Group Co. Ltd.	420,730	1,134
	NARI Technology Co. Ltd. Class A	369,871	1,129
*	Genscript Biotech Corp.	798,000	1,121
[1]	Dongyue Group Ltd.	947,000	1,118
	Bank of Ningbo Co. Ltd. Class A	337,268	1,111
	Luzhou Laojiao Co. Ltd. Class A	64,800	1,104
	Bank of Jiangsu Co. Ltd. Class A	784,700	1,098
	Shaanxi Coal Industry Co. Ltd. Class A	414,000	1,093
*,1	UBTech Robotics Corp. Ltd.	97,600	1,093
*	Minth Group Ltd.	456,000	1,089

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Gree Electric Appliances Inc. of Zhuhai Class A	172,300	1,081
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	261,700	1,072
	China Power International Development Ltd.	2,715,851	1,067
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,446,000	1,064
*,2	Ascentage Pharma Group International	168,000	1,062
	C&D International Investment Group Ltd.	507,000	1,060
	China Railway Group Ltd. Class H	2,462,000	1,059
[1]	Chinasoft International Ltd.	1,650,000	1,052
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	1,307,497	1,045
	China Minsheng Banking Corp. Ltd. Class A	1,897,900	1,041
	Sany Heavy Industry Co. Ltd. Class A	396,546	1,033
[1]	Sunshine Insurance Group Co. Ltd.	2,318,000	1,032
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,330,000	1,021
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	10,778,000	1,019
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	55,885	1,015
	Wanhua Chemical Group Co. Ltd. Class A	132,600	995
	Greentown China Holdings Ltd.	776,879	991
	CRRC Corp. Ltd. Class A	1,022,100	987
	China Gold International Resources Corp. Ltd.	155,400	981
*,2	NetEase Cloud Music Inc.	41,850	979
*,1	China Vanke Co. Ltd. Class H	1,418,289	972
*,1	WuXi XDC Cayman Inc.	206,000	971
	Sinotruk Hong Kong Ltd.	394,000	947
	Xinyi Solar Holdings Ltd.	2,806,200	933
	GF Securities Co. Ltd. Class H	700,000	912
	China Everbright Bank Co. Ltd. Class A	1,726,000	899
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	494,139	889
	China United Network Communications Ltd. Class A	1,211,400	888
*,1	Kingsoft Cloud Holdings Ltd.	956,010	884
	Bank of Shanghai Co. Ltd. Class A	614,537	879
	Orient Securities Co. Ltd. Class A	694,408	876
	RLX Technology Inc. ADR	467,145	869
	ZTE Corp. Class A	195,798	864
	China CITIC Bank Corp. Ltd. Class A	869,200	863
	Autohome Inc. ADR	31,542	860
	SAIC Motor Corp. Ltd. Class A	382,099	856
*,1	Sunac China Holdings Ltd.	4,446,000	853
	China Oilfield Services Ltd. Class H	1,078,000	843
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	583,156	842
	China Medical System Holdings Ltd.	780,000	833
	Dongfeng Motor Group Co. Ltd. Class H	1,502,000	831
	Hithink RoyalFlush Information Network Co. Ltd. Class A	23,353	829
	Beijing Enterprises Water Group Ltd.	2,623,015	828
	Uni-President China Holdings Ltd.	686,800	824
*,2	China Literature Ltd.	236,600	822
	Anhui XDLK Microsystem Corp. Ltd. Class A	89,449	821
	Postal Savings Bank of China Co. Ltd. Class A	1,156,900	815
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,117,700	813
	TravelSky Technology Ltd. Class H	579,000	806
	BOE Technology Group Co. Ltd. Class A	1,524,900	806
	Daqin Railway Co. Ltd. Class A	902,000	805
	China Conch Venture Holdings Ltd.	780,998	802
	China CSSC Holdings Ltd. Class A	198,900	802
	Beijing Kingsoft Office Software Inc. Class A	19,754	802
	JOYY Inc. ADR	19,384	798
	Jiangsu Expressway Co. Ltd. Class H	640,000	796
	China Communications Services Corp. Ltd. Class H	1,526,000	795
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	28,098	794
	Fuyao Glass Industry Group Co. Ltd. Class A	99,100	793
*	DPC Dash Ltd.	62,100	791
	Atour Lifestyle Holdings Ltd. ADR	32,261	788
	Shenzhen International Holdings Ltd.	763,000	781
	Zhejiang Yinlun Machinery Co. Ltd. Class A	222,900	781
	China Merchants Securities Co. Ltd. Class A	343,700	777
	Far East Horizon Ltd.	1,000,000	776
[1]	Hisense Home Appliances Group Co. Ltd. Class H	255,000	773
	Huaqin Technology Co. Ltd. Class A	83,800	763
*	XD Inc.	164,800	758
	Baoshan Iron & Steel Co. Ltd. Class A	804,600	757
	Haier Smart Home Co. Ltd. Class A	221,400	757

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Haitian International Holdings Ltd.	326,000	755
	Xtep International Holdings Ltd.	1,105,000	754
	COSCO SHIPPING Holdings Co. Ltd. Class A	381,500	754
	Befar Group Co. Ltd. Class A	1,335,900	752
[1,2]	Jinxin Fertility Group Ltd.	2,002,000	749
	Sungrow Power Supply Co. Ltd. Class A	89,520	747
*,1	Qunabox Group Ltd.	53,521	747
*,2	Keymed Biosciences Inc.	129,000	742
[2]	Blue Moon Group Holdings Ltd.	1,507,000	741
*	Newborn Town Inc.	698,000	735
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	204,000	734
[2]	Topsports International Holdings Ltd.	1,844,000	733
	Grand Pharmaceutical Group Ltd.	957,080	733
	Fufeng Group Ltd.	875,000	731
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	1,013,580	730
	Bank of Nanjing Co. Ltd. Class A	507,700	729
	CSC Financial Co. Ltd. Class A	227,500	728
	Yangzijiang Financial Holding Ltd.	1,332,936	727
	Zhejiang Expressway Co. Ltd. Class H	880,440	726
	Great Wall Motor Co. Ltd. Class A	233,631	726
[2]	CSC Financial Co. Ltd. Class H	633,000	716
*,1	Air China Ltd. Class H	1,202,000	716
	Bank of Beijing Co. Ltd. Class A	866,200	716
	New China Life Insurance Co. Ltd. Class A	107,800	715
*,1,2	Tuhu Car Inc.	332,800	714
	Sinopec Engineering Group Co. Ltd. Class H	1,002,135	713
	Chongqing Changan Automobile Co. Ltd. Class A	420,486	710
	Shandong Gold Mining Co. Ltd. Class A	167,777	702
*	Qinghai Salt Lake Industry Co. Ltd. Class A	319,398	702
[2]	Simcere Pharmaceutical Group Ltd.	619,000	700
	China Cinda Asset Management Co. Ltd. Class H	5,481,000	699
	Qingdao Hanhe Cable Co. Ltd. Class A	1,591,100	699
	Wens Foodstuff Group Co. Ltd. Class A	297,360	694
	China Galaxy Securities Co. Ltd. Class A	317,800	684
*	GigaDevice Semiconductor Inc. Class A	38,451	682
	Huaxia Bank Co. Ltd. Class A	676,100	677
	FinVolution Group ADR	85,405	676
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,185,100	675
*	iQIYI Inc. ADR	366,312	674
	China Tourism Group Duty Free Corp. Ltd. Class A	77,168	674
	Kingboard Laminates Holdings Ltd.	645,858	674
	Advanced Micro-Fabrication Equipment Inc. Class A	25,733	668
	China Jinmao Holdings Group Ltd.	4,486,000	664
	China Railway Group Ltd. Class A	870,300	661
	Lens Technology Co. Ltd. Class A	229,400	660
	China Animal Husbandry Industry Co. Ltd. Class A	714,500	656
	China Construction Bank Corp. Class A	525,300	655
	Aier Eye Hospital Group Co. Ltd. Class A	365,528	654
	Anhui Conch Cement Co. Ltd. Class A	195,200	647
	China Three Gorges Renewables Group Co. Ltd. Class A	1,103,600	647
	AviChina Industry & Technology Co. Ltd. Class H	1,396,000	642
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	61,972	638
	SDIC Power Holdings Co. Ltd. Class A	307,095	636
	LexinFintech Holdings Ltd. ADR	80,306	630
*	Air China Ltd. Class A	646,900	630
	Poly Developments & Holdings Group Co. Ltd. Class A	544,099	627
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	257,000	624
	Weichai Power Co. Ltd. Class A	297,000	623
	Canny Elevator Co. Ltd. Class A	623,300	622
	Yunnan Baiyao Group Co. Ltd. Class A	77,600	612
*	HyUnion Holding Co. Ltd. Class A	637,200	611
	Yuexiu Property Co. Ltd.	1,010,972	610
	Brilliance China Automotive Holdings Ltd.	1,712,000	606
	Shanghai Baosight Software Co. Ltd. Class B	412,728	606
	LONGi Green Energy Technology Co. Ltd. Class A	298,777	605
	Xinjiang Joinworld Co. Ltd. Class A	656,400	602
*	Vnet Group Inc. ADR	95,573	601
	Iflytek Co. Ltd. Class A	91,800	596
	China Zheshang Bank Co. Ltd. Class H	1,763,000	596
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	435,200	595

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Fosun International Ltd.	1,142,464	592
	Huadian Power International Corp. Ltd. Class H	1,050,000	588
	Beijing Enlight Media Co. Ltd. Class A	221,500	588
	Montage Technology Co. Ltd. Class A	55,380	586
	Jiangsu Lianyungang Port Co. Ltd. Class A	788,300	584
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	1,742,500	583
*	Hesai Group ADR	30,766	579
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	85,400	578
[1,2]	Ping An Healthcare & Technology Co. Ltd.	600,227	577
	Anhui Anke Biotechnology Group Co. Ltd. Class A	513,000	576
	Guoyuan Securities Co. Ltd. Class A	560,320	575
	China Suntien Green Energy Corp. Ltd. Class H	1,074,000	574
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	487,989	574
	Kuang-Chi Technologies Co. Ltd. Class A	98,200	571
	Shenwan Hongyuan Group Co. Ltd. Class A	878,500	571
	Guangzhou Automobile Group Co. Ltd. Class H	1,611,399	570
*	Shenzhen Techwinsemi Technology Co. Ltd. Class A	32,500	570
	Bank of Hangzhou Co. Ltd. Class A	280,300	568
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	714,000	566
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	489,500	561
	Zhongsheng Group Holdings Ltd.	372,000	560
	AECC Aviation Power Co. Ltd. Class A	123,900	560
*,1	Shanghai Electric Group Co. Ltd. Class H	1,690,000	555
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	29,500	553
	China Lilang Ltd.	1,146,000	552
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	226,280	552
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	133,300	552
[2]	China Resources Pharmaceutical Group Ltd.	872,500	551
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	41,339	548
	TCL Electronics Holdings Ltd.	433,333	547
	Sichuan Chuantou Energy Co. Ltd. Class A	233,300	546
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	348,800	541
	Shenzhen Click Technology Co. Ltd. Class A	320,900	540
*	China Southern Airlines Co. Ltd. Class H	1,312,000	539
*,2	InnoCare Pharma Ltd.	411,000	537
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	749,200	536
	Ningbo Tuopu Group Co. Ltd. Class A	73,950	535
	Glarun Technology Co. Ltd. Class A	185,200	533
	China Nonferrous Mining Corp. Ltd.	805,000	533
	Sinotrans Ltd. Class H	1,224,000	532
	Hello Group Inc. ADR	93,005	531
	Focus Media Information Technology Co. Ltd. Class A	530,900	527
	GD Power Development Co. Ltd. Class A	852,199	525
	Jiangsu Yanghe Distillery Co. Ltd. Class A	55,395	523
	XCMG Construction Machinery Co. Ltd. Class A	431,000	523
	Greentown Service Group Co. Ltd.	912,825	520
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	294,100	520
	Eve Energy Co. Ltd. Class A	91,605	518
	Shenzhen Transsion Holdings Co. Ltd. Class A	50,144	518
	Aluminum Corp. of China Ltd. Class A	578,300	510
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	100,500	505
*,2	CALB Group Co. Ltd.	237,900	504
	China Overseas Property Holdings Ltd.	722,493	502
	People's Insurance Co. Group of China Ltd. Class A	514,600	500
*	Alibaba Pictures Group Ltd.	7,640,000	499
	Zhejiang China Commodities City Group Co. Ltd. Class A	235,400	496
	Yihai International Holding Ltd.	285,000	491
	Yuexiu REIT	5,191,817	488
	Anhui Expressway Co. Ltd. Class H	322,000	487
	Victory Giant Technology Huizhou Co. Ltd. Class A	47,800	487
	Zhejiang NHU Co. Ltd. Class A	159,476	486
*,1	Microport Scientific Corp.	536,852	485
	Zhongji Innolight Co. Ltd. Class A	41,500	485
*,1,2	Remegen Co. Ltd. Class H	99,500	485
	Fortior Technology Shenzhen Co. Ltd. Class A	14,428	485
[2]	China Merchants Securities Co. Ltd. Class H	319,132	484
*	China First Heavy Industries Co. Ltd. Class A	1,355,600	482
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	149,700	480
	China Water Affairs Group Ltd.	622,000	479
*	ANE Cayman Inc.	450,500	479

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Guolian Minsheng Securities Co. Ltd. Class A	356,500	478
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	475
*,1,2	Alphamab Oncology	570,000	473
	COSCO SHIPPING Ports Ltd.	908,000	470
	GoerTek Inc. Class A	160,800	470
	Guangdong Haid Group Co. Ltd. Class A	61,077	466
	Guangzhou Baiyun International Airport Co. Ltd. Class A	373,600	464
	Zhongjin Gold Corp. Ltd. Class A	246,000	463
	China Tobacco International HK Co. Ltd.	141,000	454
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	358,100	451
	Power Construction Corp. of China Ltd. Class A	693,900	451
	CMOC Group Ltd. Class A	463,200	451
[2]	Pharmaron Beijing Co. Ltd. Class H	259,123	449
	Yankuang Energy Group Co. Ltd. Class A	265,785	447
	Sanan Optoelectronics Co. Ltd. Class A	263,500	446
*	Seazen Group Ltd.	1,761,754	443
	China Energy Engineering Corp. Ltd. Class A (XSSC)	1,464,000	443
*,1,2	Hygeia Healthcare Holdings Co. Ltd. Class C	244,732	441
	Founder Securities Co. Ltd. Class A	428,698	440
	China Modern Dairy Holdings Ltd.	3,331,500	438
	Sihuan Pharmaceutical Holdings Group Ltd.	4,723,000	438
	Sinolink Securities Co. Ltd. Class A	389,000	435
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	310,505	434
*	China Southern Airlines Co. Ltd. Class A	559,800	432
	Fu Shou Yuan International Group Ltd.	952,000	431
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,000	428
[1]	Gushengtang Holdings Ltd.	106,300	427
	Renhe Pharmacy Co. Ltd. Class A	573,900	425
*,1,2	East Buy Holding Ltd.	271,500	423
	Chongqing Changan Automobile Co. Ltd. Class B	891,263	422
*	Hainan Airlines Holding Co. Ltd. Class A	2,289,605	420
[2]	Genertec Universal Medical Group Co. Ltd.	635,000	419
	Walvax Biotechnology Co. Ltd. Class A	303,400	418
*	Shanghai Electric Group Co. Ltd. Class A	415,000	418
	Onewo Inc. Class H	150,600	416
	Dongfang Electric Corp. Ltd. Class H	304,200	415
	Tongwei Co. Ltd. Class A	183,900	413
	China Reinsurance Group Corp. Class H	3,556,000	412
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,772,000	411
	Yutong Bus Co. Ltd. Class A	110,000	407
	Huadong Medicine Co. Ltd. Class A	76,030	406
	Shanghai International Airport Co. Ltd. Class A	91,440	404
	Sany Heavy Equipment International Holdings Co. Ltd.	554,000	404
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	278,000	402
	Loncin Motor Co. Ltd. Class A	234,300	402
*	EHang Holdings Ltd. ADR	23,884	400
	National Silicon Industry Group Co. Ltd. Class A	166,391	400
	Henan Shuanghui Investment & Development Co. Ltd. Class A	115,878	399
	ZhongYeDa Electric Co. Ltd. Class A	333,700	395
*	CCOOP Group Co. Ltd. Class A	1,065,400	395
	TCL Technology Group Corp. Class A	691,020	394
	Datang International Power Generation Co. Ltd. Class H	1,648,000	393
	Shanghai International Port Group Co. Ltd. Class A	523,300	393
*	Nine Dragons Paper Holdings Ltd.	1,068,000	392
*	China Vanke Co. Ltd. Class A	416,700	391
	IEIT Systems Co. Ltd. Class A	55,512	391
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	78,000	389
*,1,2	Weimob Inc.	1,799,000	388
*	COFCO Joycome Foods Ltd.	2,053,000	386
*	China Traditional Chinese Medicine Holdings Co. Ltd.	1,478,000	385
[1]	Shoucheng Holdings Ltd.	1,871,600	384
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	119,200	384
*	Loongson Technology Corp. Ltd. Class A	21,449	384
	Isoftstone Information Technology Group Co. Ltd. Class A	47,900	383
	Consun Pharmaceutical Group Ltd.	320,000	381
	BOE Technology Group Co. Ltd. Class B	1,145,300	381
	Shenzhen Das Intellitech Co. Ltd. Class A	868,100	380
	Shenzhen Invt Electric Co. Ltd. Class A	356,800	378
	360 Security Technology Inc. Class A	264,998	374
	Chaozhou Three-Circle Group Co. Ltd. Class A	78,500	372

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Juhua Co. Ltd. Class A	106,100	372
	Shanghai Bright Meat Group Co. Ltd. Class A	332,100	371
	China Railway Special Cargo Logistics Co. Ltd. Class A	675,400	371
	Ming Yuan Cloud Group Holdings Ltd.	988,000	370
*	Yonghui Superstores Co. Ltd. Class A	523,900	369
	JinkoSolar Holding Co. Ltd. ADR	21,451	368
	Beijing New Building Materials plc Class A	95,500	368
*,2,3	New Horizon Health Ltd.	201,000	366
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	126,600	366
*	Daqo New Energy Corp. ADR	28,637	365
	Beijing Gehua CATV Network Co. Ltd. Class A	366,800	364
	Shanghai Conant Optical Co. Ltd. Class H	118,000	363
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	30,051	362
	Sichuan Road & Bridge Co. Ltd. Class A	301,700	361
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	224,400	360
*	CSPC Innovation Pharmaceutical Co. Ltd. Class A	62,400	360
	Anhui Gujing Distillery Co. Ltd. Class A	15,800	358
	China Coal Xinji Energy Co. Ltd. Class A	385,600	355
	Bestechnic Shanghai Co. Ltd. Class A	5,788	354
*	Beijing Capital International Airport Co. Ltd. Class H	980,000	353
	Huaxin Cement Co. Ltd. Class H	302,600	352
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	95,010	351
	China Datang Corp. Renewable Power Co. Ltd. Class H	1,257,000	351
	Huaan Securities Co. Ltd. Class A	459,600	350
	Eoptolink Technology Inc. Ltd. Class A	27,766	349
	Zangge Mining Co. Ltd. Class A	70,099	349
*	Greatoo Intelligent Equipment Inc. Class A	293,700	349
	Poly Property Services Co. Ltd. Class H	87,100	346
	Citic Pacific Special Steel Group Co. Ltd. Class A	214,110	345
	Neusoft Corp. Class A	247,100	343
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,110,000	342
	Satellite Chemical Co. Ltd. Class A	136,887	342
*	China Eastern Airlines Corp. Ltd. Class A	669,200	340
	China National Chemical Engineering Co. Ltd. Class A	326,900	340
	Eastroc Beverage Group Co. Ltd. Class A	8,550	337
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	177,800	334
	Shandong Nanshan Aluminum Co. Ltd. Class A	664,400	334
[2]	Orient Securities Co. Ltd. Class H	565,600	333
	Tianli International Holdings Ltd.	657,000	333
	Weibo Corp. Class A	40,070	331
	Everbright Securities Co. Ltd. Class A	148,900	330
*	ZEEKR Intelligent Technology Holding Ltd. ADR	15,356	330
	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	72,400	328
	Zheshang Securities Co. Ltd. Class A	226,600	328
	Caitong Securities Co. Ltd. Class A	325,168	327
	Tsingtao Brewery Co. Ltd. Class A	31,400	322
[2]	BAIC Motor Corp. Ltd. Class H	1,296,900	319
	Zhejiang Huayou Cobalt Co. Ltd. Class A	68,428	319
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	72,700	318
*	China Greatwall Technology Group Co. Ltd. Class A	155,100	313
	China Energy Engineering Corp. Ltd. Class H	2,456,000	313
[2]	Asiainfo Technologies Ltd.	258,800	312
	Huaneng Power International Inc. Class A	315,900	311
	Yabao Pharmaceutical Group Co. Ltd. Class A	369,900	311
	Guobo Electronics Co. Ltd. Class A	45,309	311
	Ganfeng Lithium Co. Ltd. Class A	75,080	309
	Bank of Suzhou Co. Ltd. Class A	279,390	309
	Qilu Bank Co. Ltd. Class A	366,100	309
	Shanjin International Gold Co. Ltd. Class A	109,560	308
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	124,700	308
*,2	Legend Holdings Corp. Class H	309,100	307
	APT Medical Inc. Class A	5,356	307
	Metallurgical Corp. of China Ltd. Class H	1,618,000	306
	Shenergy Co. Ltd. Class A	251,500	306
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	1,282,300	305
	Lao Feng Xiang Co. Ltd. Class B	86,994	303
	Winner Medical Co. Ltd. Class A	42,100	303
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	517,100	303
[2]	Zhou Hei Ya International Holdings Co. Ltd.	932,500	302
	JCET Group Co. Ltd. Class A	65,500	302

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Hainan Airport Infrastructure Co. Ltd. Class A	622,972	301
	Tianneng Power International Ltd.	360,000	300
	Jiangsu King's Luck Brewery JSC Ltd. Class A	45,727	298
	Shanghai Huace Navigation Technology Ltd. Class A	50,820	298
*,2	Evergrande Property Services Group Ltd.	3,115,500	297
	Shanghai Industrial Holdings Ltd.	194,000	296
	Sinopec Kantons Holdings Ltd.	526,000	296
	Shandong Humon Smelting Co. Ltd. Class A	198,200	296
	Ningxia Baofeng Energy Group Co. Ltd. Class A	134,100	296
	Metallurgical Corp. of China Ltd. Class A	742,600	296
	Ningbo Deye Technology Co. Class A	24,887	296
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	52,113	295
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	36,795	294
	Shengyi Technology Co. Ltd. Class A	87,300	293
*	New Hope Liuhe Co. Ltd. Class A	220,700	292
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,100,800	292
*	SOHO China Ltd.	4,187,500	291
	China Coal Energy Co. Ltd. Class A	208,800	291
*	ASR Microelectronics Co. Ltd. Class A	22,017	291
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	265,073	290
*,2	Yidu Tech Inc.	390,500	290
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	400,800	290
	Huaneng Lancang River Hydropower Inc. Class A	219,800	289
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	655,497	288
	Bank of Chongqing Co. Ltd. Class H	295,500	288
	Qingdao Port International Co. Ltd. Class A	241,800	288
	Youngor Group Co. Ltd. Class A	279,400	288
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	26,300	287
	Sun Art Retail Group Ltd.	1,199,500	286
	Chongqing Rural Commercial Bank Co. Ltd. Class A	303,200	286
*	Lifetech Scientific Corp.	1,539,998	286
	Goneo Group Co. Ltd. Class A	29,145	286
	Jiangsu Expressway Co. Ltd. Class A	136,000	285
	Huagong Tech Co. Ltd. Class A	51,100	285
	Lingyi iTech Guangdong Co. Class A	259,100	285
	Shougang Fushan Resources Group Ltd.	896,441	284
	Huayu Automotive Systems Co. Ltd. Class A	115,600	284
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	32,199	284
	Minmetals Capital Co. Ltd. Class A	396,560	284
	Lufax Holding Ltd. ADR	97,994	284
	Towngas Smart Energy Co. Ltd.	628,000	283
	Sieyuan Electric Co. Ltd. Class A	28,400	282
	Zhejiang Dahua Technology Co. Ltd. Class A	130,000	282
*	Yonyou Network Technology Co. Ltd. Class A	137,925	280
	SSY Group Ltd.	738,336	280
*,1,2	Maoyan Entertainment	318,800	280
	Beijing Tong Ren Tang Co. Ltd. Class A	55,761	280
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	210,100	280
[1,2]	ZJLD Group Inc.	335,000	280
	Yealink Network Technology Corp. Ltd. Class A	60,942	279
*	BeiGene Ltd. Class A	7,712	278
*	Nexchip Semiconductor Corp. Class A	94,176	277
	ENN Natural Gas Co. Ltd. Class A	101,270	276
	Canvest Environmental Protection Group Co. Ltd.	449,000	275
	Hundsun Technologies Inc. Class A	76,751	275
*	Lihuayi Weiyuan Chemical Co. Ltd. Class A	155,300	275
	WUS Printed Circuit Kunshan Co. Ltd. Class A	70,880	274
	China International Marine Containers Group Co. Ltd. Class H	431,400	271
	Shenzhen Expressway Corp. Ltd. Class H	318,000	270
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	574,400	270
	Baiyin Nonferrous Group Co. Ltd. Class A	722,200	270
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	266,700	269
	Huizhou Desay Sv Automotive Co. Ltd. Class A	18,700	269
	TBEA Co. Ltd. Class A	169,650	269
[1]	Flat Glass Group Co. Ltd. Class H	238,000	269
*	Talkweb Information System Co. Ltd. Class A	58,700	269
[1]	West China Cement Ltd.	1,334,000	268
	Jiangxi Copper Co. Ltd. Class A	91,200	268
	Goldwind Science & Technology Co. Ltd. Class H	387,365	267
[1]	Skyworth Group Ltd.	695,340	267

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hengli Petrochemical Co. Ltd. Class A	126,900	267
*	Jiangsu Hoperun Software Co. Ltd. Class A	37,200	266
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	267,600	266
	SG Micro Corp. Class A (XSHE)	19,017	265
	Supcon Technology Co. Ltd. Class A	40,692	265
	Shanghai RAAS Blood Products Co. Ltd. Class A	285,500	264
	Autohome Inc. Class A	38,644	264
	Piotech Inc. Class A	12,241	264
	Yunnan Aluminium Co. Ltd. Class A	125,400	263
	Henan Pinggao Electric Co. Ltd. Class A	117,700	263
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	278,544	263
	Jinko Solar Co. Ltd. Class A	345,119	261
	Xi'An Shaangu Power Co. Ltd. Class A	228,300	261
*,2	Luye Pharma Group Ltd.	1,002,500	260
*	Tianfeng Securities Co. Ltd. Class A	483,100	260
[2]	Sunac Services Holdings Ltd.	1,099,055	260
[2]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	147,000	259
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	291,500	257
	Nanjing Securities Co. Ltd. Class A	241,400	257
*,1	Canadian Solar Inc.	28,375	256
*,1	China Eastern Airlines Corp. Ltd. Class H	858,000	255
*	CITIC Heavy Industries Co. Ltd. Class A	424,000	255
	Industrial Securities Co. Ltd. Class A	318,650	254
	Chongqing Zhifei Biological Products Co. Ltd. Class A	97,750	254
	China Oilfield Services Ltd. Class A	138,225	254
	Guangdong Aofei Data Technology Co. Ltd. Class A	77,600	254
*	Hopson Development Holdings Ltd.	678,016	254
	GalaxyCore Inc. Class A	133,842	254
*	XXF Group Holdings Ltd.	292,500	254
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	140,100	253
	Fujian Wanchen Biotechnology Group Co. Ltd. Class A	11,100	252
	Hangzhou Iron & Steel Co. Class A	166,400	251
	Shaanxi Energy Investment Co. Ltd. Class A	205,300	251
	China BlueChemical Ltd. Class H	1,028,000	250
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	69,200	250
	Livzon Pharmaceutical Group Inc. Class A	52,281	249
	Wangsu Science & Technology Co. Ltd. Class A	154,300	249
	Hisense Home Appliances Group Co. Ltd. Class A	65,700	249
	Guangshen Railway Co. Ltd. Class A	614,800	249
	Beijing Shougang Co. Ltd. Class A	498,800	248
	Jiangsu Zhongtian Technology Co. Ltd. Class A	129,000	248
	China Resources Building Materials Technology Holdings Ltd.	1,170,000	247
	COSCO SHIPPING Development Co. Ltd. Class H	2,181,000	247
[2]	Everbright Securities Co. Ltd. Class H	283,400	247
	Hongta Securities Co. Ltd. Class A	243,700	247
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	174,900	247
	AIMA Technology Group Co. Ltd. Class A	41,697	247
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	596,100	247
	Spring Airlines Co. Ltd. Class A	33,300	246
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	632,500	246
*	Gaotu Techedu Inc. ADR	78,650	245
*	Nanfang Zhongjin Environment Co. Ltd. Class A	510,630	245
	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	245
	Bank of Lanzhou Co. Ltd. Class A	783,163	245
	COFCO Sugar Holding Co. Ltd. Class A	189,700	243
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	639,300	243
	Aisino Corp. Class A	214,300	243
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	237,432	242
	China Lesso Group Holdings Ltd.	453,000	241
	Shanghai Belling Co. Ltd. Class A	49,800	241
	HLA Group Corp. Ltd. Class A	210,100	240
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	60,933	238
	Sailun Group Co. Ltd. Class A	141,100	238
	Beijing Roborock Technology Co. Ltd. Class A	8,930	238
	CIMC Enric Holdings Ltd.	302,000	237
[2]	Medlive Technology Co. Ltd.	152,500	237
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	383,600	237
*	Shanghai DZH Ltd. Class A	199,800	235
	Beijing Jingneng Power Co. Ltd. Class A	421,200	235
	Tong Ren Tang Technologies Co. Ltd. Class H	380,000	232

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Mango Excellent Media Co. Ltd. Class A	74,026	232
[2]	China East Education Holdings Ltd.	306,500	232
	Xiamen C & D Inc. Class A	161,800	232
	Tianqi Lithium Corp. Class A (XSEC)	58,648	232
	Shui On Land Ltd.	2,712,000	231
	Juneyao Airlines Co. Ltd. Class A	135,100	231
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	231
	China Resources Microelectronics Ltd. Class A	36,484	231
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	64,550	230
*	Henan Zhongfu Industry Co. Ltd. Class A	423,800	230
*,2	Mobvista Inc.	321,000	229
*	Changchun High-Tech Industry Group Co. Ltd. Class A	18,846	228
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	291,500	227
	Wolong Electric Group Co. Ltd. Class A	64,200	227
	Hubei Energy Group Co. Ltd. Class A	354,400	226
	Wingtech Technology Co. Ltd. Class A	47,000	226
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	226
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	67,700	226
*	OFILM Group Co. Ltd. Class A	144,400	224
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	39,700	224
	Gemdale Properties & Investment Corp. Ltd.	7,118,000	223
	Wasion Holdings Ltd.	216,000	223
	Winning Health Technology Group Co. Ltd. Class A	158,600	223
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	14,994	223
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	64,700	222
	COSCO SHIPPING Development Co. Ltd. Class A	718,600	222
	Lonking Holdings Ltd.	877,000	221
	China Merchants Energy Shipping Co. Ltd. Class A	275,200	221
	Hisense Visual Technology Co. Ltd. Class A	67,200	221
	Hwatsing Technology Co. Ltd. Class A	9,670	221
*	China National Software & Service Co. Ltd. Class A	35,100	220
	Shanghai Environment Group Co. Ltd. Class A	201,840	219
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	78,071	219
	Anhui Expressway Co. Ltd. Class A	92,100	219
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	60,600	218
	Sichuan Changhong Electric Co. Ltd. Class A	150,800	218
	NetDragon Websoft Holdings Ltd.	170,000	217
	Ningbo Huaxiang Electronic Co. Ltd. Class A	94,300	217
*,2	Bairong Inc.	215,000	216
	China Oriental Group Co. Ltd.	1,352,000	215
	Unisplendour Corp. Ltd. Class A	61,740	214
	Hunan Gold Corp. Ltd. Class A	68,600	212
	Leyard Optoelectronic Co. Ltd. Class A	250,100	212
	Yuexiu Transport Infrastructure Ltd.	476,000	211
	JNBY Design Ltd.	111,500	211
	CSG Holding Co. Ltd. Class B	936,406	210
	Imeik Technology Development Co. Ltd. Class A	8,820	210
	Digital China Holdings Ltd.	659,499	209
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	55,200	209
*	Angang Steel Co. Ltd. Class H	1,100,800	208
	Nanjing Iron & Steel Co. Ltd. Class A	350,000	208
	Shanghai Huayi Group Co. Ltd. Class A	221,800	208
	Jiangsu Eastern Shenghong Co. Ltd. Class A	170,600	207
	Suzhou TFC Optical Communication Co. Ltd. Class A	21,560	207
	Hoshine Silicon Industry Co. Ltd. Class A	29,300	206
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	5,226	206
*	Greenland Holdings Corp. Ltd. Class A	862,700	205
	Ningbo Orient Wires & Cables Co. Ltd. Class A	29,500	205
	Guosen Securities Co. Ltd. Class A	136,055	204
	TongFu Microelectronics Co. Ltd. Class A	57,700	204
[2]	A-Living Smart City Services Co. Ltd.	525,750	204
	China Jushi Co. Ltd. Class A	125,730	203
*,1	Adicon Holdings Ltd.	218,500	201
	LB Group Co. Ltd. Class A	87,600	200
	Liaoning Cheng Da Co. Ltd. Class A	145,200	200
*	Sinopec Oilfield Service Corp. Class A	787,700	200
*	Harbin Hatou Investment Co. Ltd. Class A	256,200	200
	Poly Property Group Co. Ltd.	1,053,000	199
	Shenzhen Kedali Industry Co. Ltd. Class A	11,000	199
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	198

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hangcha Group Co. Ltd. Class A	76,300	198
	Tianqi Lithium Corp. Class H	66,600	198
	Shenzhen Longsys Electronics Co. Ltd. Class A	18,400	198
*	Tangrenshen Group Co. Ltd. Class A	296,047	197
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	162,100	197
	Zhejiang Longsheng Group Co. Ltd. Class A	144,900	196
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	221,170	195
*	Fulin Precision Co. Ltd. Class A	70,650	195
	China Railway Hi-tech Industry Co. Ltd. Class A	194,000	195
	Maxscend Microelectronics Co. Ltd. Class A	18,772	194
	Guanghui Energy Co. Ltd. Class A	243,700	194
	Central China Securities Co. Ltd. Class H	1,047,230	193
	ACM Research Shanghai Inc. Class A	13,316	193
	Kunlun Tech Co. Ltd. Class A	43,700	192
	Yunnan Yuntianhua Co. Ltd. Class A	62,299	192
	Sichuan Huafeng Technology Co. Ltd. Class A	23,494	192
	Accelink Technologies Co. Ltd. Class A	32,100	191
	Guangxi Liugong Machinery Co. Ltd. Class A	139,200	191
	Hualan Biological Engineering Inc. Class A	84,275	190
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	247,900	190
	Bestsun Energy Co. Ltd. Class A	407,400	190
*,2	CanSino Biologics Inc. Class H	43,400	190
	YTO Express Group Co. Ltd. Class A	105,100	190
	China International Capital Corp. Ltd. Class A	41,900	189
[1]	China Risun Group Ltd.	584,000	189
	China XD Electric Co. Ltd. Class A	220,487	189
	Concord New Energy Group Ltd.	3,100,000	188
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	124,700	188
	Fujian Longking Co. Ltd. Class A	118,200	188
	Shanghai Electric Power Co. Ltd. Class A	152,500	188
*	Chongqing Qianli Technology Co. Ltd. Class A	154,100	188
*	Zhihu Inc. ADR	48,728	188
*	Zhongyu Energy Holdings Ltd.	338,000	187
	Huaibei Mining Holdings Co. Ltd. Class A	114,500	187
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	81,900	187
	China Southern Power Grid Energy Storage Co. Ltd. Class A	139,000	187
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	10,200	186
	Shenzhen Envicool Technology Co. Ltd. Class A	42,380	186
*,1	Fenbi Ltd.	650,500	186
	Chongqing Brewery Co. Ltd. Class A	23,300	185
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	64,000	185
*	Biwin Storage Technology Co. Ltd. Class A	21,414	185
	Huadian Power International Corp. Ltd. Class A	234,000	184
*	Nuode New Materials Co. Ltd. Class A	437,790	184
*,2	China Bohai Bank Co. Ltd. Class H	1,569,000	184
	Empyrean Technology Co. Ltd. Class A	11,200	184
	Shenzhen Investment Ltd.	1,799,953	183
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	173,201	183
	Western Securities Co. Ltd. Class A	176,322	183
	Bethel Automotive Safety Systems Co. Ltd. Class A	22,960	183
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	226,800	183
	Tibet Huayu Mining Co. Ltd. Class A	74,900	183
	Pharmaron Beijing Co. Ltd. Class A	57,019	182
*	Shenyang Machine Tool Co. Ltd. Class A	194,400	182
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	181
	Shanghai Baosight Software Co. Ltd. Class A	48,926	181
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	112,200	181
*	Shenzhen CECport Technologies Co. Ltd. Class A	67,500	181
[2]	Angelalign Technology Inc.	28,753	180
	Anjoy Foods Group Co. Ltd. Class A	17,000	179
*	J-Yuan Trust Co. Ltd. Class A	475,000	179
	Tian Lun Gas Holdings Ltd.	527,500	178
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	136,400	178
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	59,680	177
	Kingnet Network Co. Ltd. Class A	75,700	177
	China Everbright Ltd.	330,000	176
*	Sohu.com Ltd. ADR	16,045	176
	Chifeng Jilong Gold Mining Co. Ltd. Class A	48,300	176
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	103,400	176
	Yili Chuanning Biotechnology Co. Ltd. Class A	108,900	174

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hunan Valin Steel Co. Ltd. Class A	257,000	173
	Hesteel Co. Ltd. Class A	577,400	173
*	Shanghai Junshi Biosciences Co. Ltd. Class A	41,430	173
	Xiamen Port Development Co. Ltd. Class A	169,900	173
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	74,095	172
	Humanwell Healthcare Group Co. Ltd. Class A	60,000	172
	Jiangzhong Pharmaceutical Co. Ltd. Class A	54,700	172
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	171
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	39,500	171
	China Education Group Holdings Ltd.	545,000	171
	China Hainan Rubber Industry Group Co. Ltd. Class A	275,400	171
	Advanced Technology & Materials Co. Ltd. Class A	110,200	170
	Tongling Nonferrous Metals Group Co. Ltd. Class A	390,200	170
	CGN Power Co. Ltd. Class A	349,900	170
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	80,400	169
	Sharetronic Data Technology Co. Ltd. Class A	11,600	169
	SPIC Industry-Finance Holdings Co. Ltd. Class A	189,900	168
	Sichuan Expressway Co. Ltd. Class A	215,200	168
	Meihua Holdings Group Co. Ltd. Class A	111,623	168
	All Winner Technology Co. Ltd. Class A	30,134	167
	China Wafer Level Csp Co. Class A	42,300	167
	China Yongda Automobiles Services Holdings Ltd.	521,000	166
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	92,100	166
	Livzon Pharmaceutical Group Inc. Class H	50,106	166
	Western Superconducting Technologies Co. Ltd. Class A	25,721	166
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	67,100	165
	Jiangsu Guoxin Corp. Ltd. Class A	162,800	165
	Shanghai Huafon Aluminium Corp. Class A	70,200	165
*	DingDong Cayman Ltd. ADR	66,118	165
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	141,000	165
	China Overseas Grand Oceans Group Ltd.	739,500	164
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	400,000	164
	SDIC Capital Co. Ltd. Class A	174,100	164
	Tiangong International Co. Ltd.	604,000	164
	An Hui Wenergy Co. Ltd. Class A	162,200	164
	Shenzhen Expressway Corp. Ltd. Class A	106,900	164
	CIMC Vehicles Group Co. Ltd. Class A	146,400	164
	North Copper Co. Ltd. Class A	132,500	164
	Xinyi Energy Holdings Ltd.	1,372,200	163
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	336,300	163
	Shenghe Resources Holding Co. Ltd. Class A	111,500	163
	Espressif Systems Shanghai Co. Ltd. Class A	5,422	163
[1,2]	Jiumaojiu International Holdings Ltd.	500,000	162
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	46,900	162
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	51,900	161
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	161
*	Maanshan Iron & Steel Co. Ltd. Class A	382,200	161
	Western Mining Co. Ltd. Class A	76,100	161
	Chongqing Chuanyi Automation Co. Ltd. Class A	57,200	161
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	18,882	161
	Gotion High-tech Co. Ltd. Class A	56,400	160
	Hengtong Optic-electric Co. Ltd. Class A	75,300	160
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	154,200	160
	INESA Intelligent Tech Inc. Class A	49,000	160
	Shanghai United Imaging Healthcare Co. Ltd. Class A	8,782	160
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	225,700	158
*	Sensteed Hi-tech Group Class A	642,800	158
[2]	AK Medical Holdings Ltd.	216,000	157
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	310,600	157
	Shenzhen Agricultural Power Group Co. Ltd. Class A	178,700	156
	JA Solar Technology Co. Ltd. Class A	117,899	155
	Datang International Power Generation Co. Ltd. Class A	361,800	155
	PAX Global Technology Ltd.	255,000	154
	Hangzhou GreatStar Industrial Co. Ltd.	48,000	154
	Wuhan Guide Infrared Co. Ltd. Class A	135,895	154
	China Rare Earth Resources & Technology Co. Ltd. Class A	35,700	154
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	24,671	154
	Shanghai Rural Commercial Bank Co. Ltd. Class A	133,500	154
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	63,900	154
	Dong-E-E-Jiao Co. Ltd. Class A	20,500	153

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hanwei Electronics Group Corp. Class A	26,800	153
*	Sinochem International Corp. Class A	309,300	153
	Harbin Electric Co. Ltd. Class H	246,000	152
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	64,600	152
	Health & Happiness H&H International Holdings Ltd.	133,236	152
*,2	AInnovation Technology Group Co. Ltd.	296,900	152
	Hangzhou EZVIZ Network Co. Ltd. Class A	31,756	152
	GRG Banking Equipment Co. Ltd. Class A	88,897	151
	SooChow Securities Co. Ltd. Class A	140,608	151
	Bluestar Adisseo Co. Class A	114,500	151
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	5,829	151
	CGN New Energy Holdings Co. Ltd.	510,000	150
	CNGR Advanced Material Co. Ltd. Class A	34,580	150
	Qingdao Sentury Tire Co. Ltd. Class A	59,080	150
	Anhui Heli Co. Ltd. Class A	68,800	150
	RoboTechnik Intelligent Technology Co. Ltd. Class A	8,300	150
	Jiangsu Yoke Technology Co. Ltd. Class A	19,600	149
	Beijing Tiantan Biological Products Corp. Ltd. Class A	56,880	149
	Central China Securities Co. Ltd. Class A	282,700	149
	Bank of Xi'an Co. Ltd. Class A	311,700	149
	Lee & Man Paper Manufacturing Ltd.	549,000	148
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	148
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	148
	China Railway Signal & Communication Corp. Ltd. Class A	211,551	148
	China National Gold Group Gold Jewellery Co. Ltd. Class A	130,300	148
	Beijing Sinnet Technology Co. Ltd. Class A	73,800	147
	Wushang Group Co. Ltd. Class A	114,800	147
*	Merit Interactive Co. Ltd. Class A	26,800	147
	Liaoning Port Co. Ltd. Class A	729,600	147
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	147
*	Western Region Gold Co. Ltd. Class A	66,000	147
	Sunresin New Materials Co. Ltd. Class A	24,525	147
	CNPC Capital Co. Ltd. Class A	155,800	147
	Giant Network Group Co. Ltd. Class A	73,700	147
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	416,800	146
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	40,600	146
	CECEP Solar Energy Co. Ltd. Class A	245,590	146
*	Guangzhou Tinci Materials Technology Co. Ltd. Class A	60,860	146
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	252,670	146
	Willfar Information Technology Co. Ltd. Class A	29,405	146
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	145
	Nanjing Hanrui Cobalt Co. Ltd. Class A	33,300	145
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	22,100	145
	Geovis Technology Co. Ltd. Class A	19,751	145
	First Tractor Co. Ltd. Class H	184,000	144
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	5,362	144
	Shanghai Moons' Electric Co. Ltd. Class A	15,900	144
	Lao Feng Xiang Co. Ltd. Class A	21,700	143
*	United Nova Technology Co. Ltd. Class A	223,129	143
*	Maanshan Iron & Steel Co. Ltd. Class H	674,000	142
	Jiangsu Cnano Technology Co. Ltd. Class A	23,558	142
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	38,500	141
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	36,900	141
	Servyou Software Group Co. Ltd. Class A	21,800	141
	AVIC Chengdu UAS Co. Ltd. Class A	25,988	141
	Shenma Industry Co. Ltd. Class A	127,900	141
	China Shineway Pharmaceutical Group Ltd.	150,000	140
*	Sino GeoPhysical Co. Ltd. Class A	62,700	140
	China Zhenhua Group Science & Technology Co. Ltd. Class A	19,800	140
*	Doushen Beijing Education & Technology Inc. Class A	141,500	140
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	29,600	140
	Haisco Pharmaceutical Group Co. Ltd. Class A	23,700	140
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	81,900	140
	Oriental Pearl Group Co. Ltd. Class A	137,900	140
	China Resources Medical Holdings Co. Ltd.	298,090	140
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	24,200	140
*	Hytera Communications Corp. Ltd. Class A	90,200	139
	Shanxi Coal International Energy Group Co. Ltd. Class A	106,400	139
	Tianshui Huatian Technology Co. Ltd. Class A	108,300	138
	Unilumin Group Co. Ltd. Class A	144,822	138

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Enterprise Co. Ltd. Class A	358,800	138
*	Beijing Compass Technology Development Co. Ltd. Class A	16,965	138
	Trina Solar Co. Ltd. Class A	76,264	138
	Jiangsu Financial Leasing Co. Ltd. Class A	187,700	138
*	QuantumCTek Co. Ltd. Class A	4,184	138
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	111,200	138
*,2	JS Global Lifestyle Co. Ltd.	589,000	137
	Kingfa Sci & Tech Co. Ltd. Class A	90,700	137
*	Ninestar Corp. Class A	45,100	137
	Rockchip Electronics Co. Ltd. Class A	5,800	137
	T&S Communications Co. Ltd. Class A	14,100	137
	Gansu Shangfeng Cement Co. Ltd. Class A	112,600	136
	Flat Glass Group Co. Ltd. Class A	65,700	136
	New Guomai Digital Culture Co. Ltd. Class A	86,800	136
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	29,000	135
	Jiangsu Lihua Foods Group Co. Ltd.	51,800	135
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	149,250	135
	Tianshan Aluminum Group Co. Ltd. Class A	131,700	135
	Xiangcai Co. Ltd. Class A	126,300	135
	Autel Intelligent Technology Corp. Ltd. Class A	23,393	135
	Shanghai Zhonggu Logistics Co. Ltd. Class A	91,464	135
*,1,2	Haichang Ocean Park Holdings Ltd.	1,564,000	135
	Dongguan Yiheda Automation Co. Ltd. Class A	42,000	135
	Huaming Power Equipment Co. Ltd. Class A	65,400	135
	Beijing Sanyuan Foods Co. Ltd. Class A	225,400	135
	Shannon Semiconductor Technology Co. Ltd. Class A	31,800	135
	Capital Securities Co. Ltd. Class A	51,400	134
	Shenzhen Goodix Technology Co. Ltd. Class A	13,800	133
	China Foods Ltd.	332,000	133
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	234,600	133
	First Capital Securities Co. Ltd. Class A	141,900	133
	Ecovacs Robotics Co. Ltd. Class A	18,800	133
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	144,770	133
	Sanwei Holding Group Co. Ltd. Class A	88,600	133
*	Shengyi Electronics Co. Ltd. Class A	37,221	133
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	132
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	132
	Yunnan Energy New Material Co. Ltd. Class A	34,500	132
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	176,900	132
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	7,046	132
	Jizhong Energy Resources Co. Ltd. Class A	152,500	131
	Shanghai Pudong Construction Co. Ltd. Class A	150,100	131
	Dongguan Development Holdings Co. Ltd. Class A	92,200	131
*,2	Ocumension Therapeutics	188,000	131
*	Amlogic Shanghai Co. Ltd. Class A	13,191	131
	Jiangsu Guomao Reducer Co. Ltd. Class A	60,300	131
	Leader Harmonious Drive Systems Co. Ltd. Class A	6,430	131
	Cinda Securities Co. Ltd. Class A	65,400	131
	BOE Varitronix Ltd.	184,527	130
	GEM Co. Ltd. Class A	153,900	130
	People.cn Co. Ltd. Class A	47,600	130
	Henan Mingtai Al Industrial Co. Ltd. Class A	78,498	130
	Citic Offshore Helicopter Co. Ltd. Class A	42,500	130
*	Datang Huayin Electric Power Co. Ltd. Class A	214,300	130
	Mehow Innovative Ltd. Class A	39,900	130
	Guangdong Shaoneng Group Co. Ltd. Class A	165,700	129
	China South Publishing & Media Group Co. Ltd. Class A	65,600	129
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	84,700	129
	Xiamen Faratronic Co. Ltd. Class A	8,900	128
	Skshu Paint Co. Ltd. Class A	19,160	128
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	276,500	128
	Beijing Shiji Information Technology Co. Ltd. Class A	111,723	128
	Shenzhen Capchem Technology Co. Ltd. Class A	29,160	128
*	Founder Technology Group Corp. Class A	214,400	128
	Shandong Hi-speed Co. Ltd. Class A	85,500	127
*	Youdao Inc. ADR	14,330	127
	Jiangxi Jovo Energy Co. Ltd. Class A	37,000	127
	Range Intelligent Computing Technology Group Co. Ltd. Class A	19,000	127
	ZheJiang Dali Technology Co. Ltd. Class A	114,920	126
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	68,800	126

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Qi An Xin Technology Group Inc. Class A	29,697	126
	Luxin Venture Capital Group Co. Ltd. Class A	79,800	126
	Thunder Software Technology Co. Ltd. Class A	16,200	125
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	125
	Offshore Oil Engineering Co. Ltd. Class A	170,900	125
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	30,800	125
	Digital China Group Co. Ltd. Class A	22,200	125
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	17,300	125
	Xiamen Amoytop Biotech Co. Ltd. Class A	12,238	125
	Skyverse Technology Co. Ltd. Class A	11,557	125
	Sonoscape Medical Corp. Class A	29,000	124
	Dongxing Securities Co. Ltd. Class A	89,900	124
	Goldwind Science & Technology Co. Ltd. Class A	102,900	124
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	25,350	124
*	Wanda Film Holding Co. Ltd. Class A	80,000	124
	Keli Sensing Technology Ningbo Co. Ltd. Class A	13,200	124
	Newland Digital Technology Co. Ltd. Class A	33,399	123
	Beijing Yanjing Brewery Co. Ltd. Class A	68,900	123
	Ingenic Semiconductor Co. Ltd. Class A	13,200	123
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	123
	Fangda Special Steel Technology Co. Ltd. Class A	201,100	123
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	123
	Gemdale Corp. Class A	206,200	122
	Sinoma International Engineering Co. Class A	96,700	122
	Henan Yuguang Gold & Lead Co. Ltd. Class A	128,300	122
	Hangxiao Steel Structure Co. Ltd. Class A	350,900	122
	Kehua Data Co. Ltd. Class A	20,800	122
	Helens International Holdings Co. Ltd.	573,500	122
	Beijing Haohua Energy Resource Co. Ltd. Class A	122,800	122
	Amoy Diagnostics Co. Ltd. Class A	42,200	121
*	Q Technology Group Co. Ltd.	144,000	121
	Sunwoda Electronic Co. Ltd. Class A	46,100	121
	CNOOC Energy Technology & Services Ltd. Class A	221,900	121
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	17,800	121
	BBMG Corp. Class H	1,331,000	120
	Changjiang Securities Co. Ltd. Class A	135,520	120
	Bank of Changsha Co. Ltd. Class A	96,300	120
*	Quzhou Xin'an Development Co. Ltd. Class A	323,300	120
	China World Trade Center Co. Ltd. Class A	39,900	120
	Jinko Power Technology Co. Ltd. Class A	334,900	120
*	3peak Inc. Class A	5,587	120
	Ningbo Yunsheng Co. Ltd. Class A	117,000	120
	Shanghai Bailian Group Co. Ltd. Class B	193,500	119
*	Tangshan Jidong Cement Co. Ltd. Class A	182,800	119
	AECC Aero-Engine Control Co. Ltd. Class A	48,400	119
*	Hainan Meilan International Airport Co. Ltd. Class H	96,000	119
	Luolai Lifestyle Technology Co. Ltd. Class A	95,800	119
	ApicHope Pharmaceutical Group Co. Ltd.	21,700	119
	Guangzhou Port Co. Ltd. Class A	276,000	119
	Zhejiang Narada Power Source Co. Ltd. Class A	60,800	118
	Lepu Medical Technology Beijing Co. Ltd. Class A	76,100	118
	DHC Software Co. Ltd. Class A	87,269	118
	Xiamen Tungsten Co. Ltd. Class A	46,600	118
	Sichuan Development Lomon Co. Ltd. Class A	77,900	118
	BrightGene Bio-Medical Technology Co. Ltd. Class A	17,564	118
	Suzhou Nanomicro Technology Co. Ltd. Class A	38,226	118
*	Sansteel Minguang Co. Ltd. Fujian Class A	226,000	117
	Henan Zhongyuan Expressway Co. Ltd. Class A	186,600	117
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,000	117
	Gambol Pet Group Co. Ltd. Class A	7,800	117
	Kangji Medical Holdings Ltd.	120,500	116
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	116
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	61,400	116
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	67,100	116
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	210,600	116
	Guangdong HEC Technology Holding Co. Ltd. Class A	87,200	116
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	116
	Xiamen International Airport Co. Ltd. Class A	59,800	116
	CECEP Wind-Power Corp. Class A	293,280	116
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	38,300	116

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zhongmin Energy Co. Ltd. Class A	152,200	116
	Zhejiang Supor Co. Ltd. Class A	14,795	115
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	115
	Suzhou Maxwell Technologies Co. Ltd. Class A	12,006	115
	Xianhe Co. Ltd. Class A	39,900	115
	Ningbo Zhenyu Technology Co. Ltd. Class A	5,400	115
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	6,580	115
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	39,601	115
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	114
*	Seazen Holdings Co. Ltd. Class A	60,900	114
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	114
	China Merchants Property Operation & Service Co. Ltd. Class A	70,330	114
	Asymchem Laboratories Tianjin Co. Ltd. Class A	10,100	114
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	155,740	114
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,500	114
	Jiangxi Ganneng Co. Ltd. Class A	90,200	114
	Shandong Sun Paper Industry JSC Ltd. Class A	58,800	113
	DBG Technology Co. Ltd. Class A	33,200	113
	Ningbo Zhoushan Port Co. Ltd. Class A	231,400	113
	Jointown Pharmaceutical Group Co. Ltd. Class A	151,230	113
	Shenzhen Changhong Technology Co. Ltd. Class A	64,800	113
*	Yanlord Land Group Ltd.	312,100	112
	Hangzhou Shunwang Technology Co. Ltd. Class A	43,600	112
	Haohua Chemical Science & Technology Co. Ltd. Class A	31,900	112
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	34,176	112
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	20,540	112
	Shenzhen SED Industry Co. Ltd. Class A	36,000	112
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	159,400	112
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	24,000	112
*,1	Guangzhou R&F Properties Co. Ltd. Class H	841,400	111
	By-health Co. Ltd. Class A	73,300	111
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	42,800	111
	Hainan Jinpan Smart Technology Co. Ltd. Class A	25,212	111
*	Suzhou Centec Communications Co. Ltd. Class A	12,080	111
	Weifu High-Technology Group Co. Ltd. Class B	70,000	110
	Weifu High-Technology Group Co. Ltd. Class A	40,800	110
	Beijing Ultrapower Software Co. Ltd. Class A	72,800	110
	Valiant Co. Ltd. Class A	73,100	110
	Ming Yang Smart Energy Group Ltd. Class A	78,400	110
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,220	110
	Sinomine Resource Group Co. Ltd. Class A	27,440	110
	Beyondsoft Corp. Class A	60,700	110
*	Shenyang Jinbei Automotive Co. Ltd. Class A	149,400	110
*	Remegen Co. Ltd. Class A	15,707	110
*,3	Untrade.China Dili	1,288,303	110
	Ruijie Networks Co. Ltd. Class A	10,800	110
	Fujian Funeng Co. Ltd. Class A	82,244	109
*	Guosheng Financial Holding Inc. Class A	65,600	109
	Dajin Heavy Industry Co. Ltd. Class A	28,700	109
	Sino Biological Inc. Class A	13,097	109
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	149,700	109
*	JoulWatt Technology Co. Ltd. Class A	22,898	109
	Shenzhen Kaifa Technology Co. Ltd. Class A	43,700	108
*	5I5J Holding Group Co. Ltd. Class A	248,654	108
	Zhejiang Chint Electrics Co. Ltd. Class A	35,100	108
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	108
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	22,300	108
*	IRICO Display Devices Co. Ltd. Class A	117,500	108
	Chengdu Hi-tech Development Co. Ltd. Class A	16,900	108
	Zhejiang Crystal-Optech Co. Ltd. Class A	39,500	107
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	41,200	107
	Ginlong Technologies Co. Ltd. Class A	14,755	107
	Nanjing Pharmaceutical Co. Ltd. Class A	149,700	107
	Jiangsu General Science Technology Co. Ltd. Class A	171,500	107
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	56,271	106
	Eastern Air Logistics Co. Ltd. Class A	63,599	106
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	13,744	106
	CSI Solar Co. Ltd. Class A	87,257	106
	Ferrotec Anhui Technology Development Co. Ltd. Class A	20,000	106
	Guangzhou Development Group Inc. Class A	118,600	105

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Rizhao Port Co. Ltd. Class A	254,400	105
	Konfoong Materials International Co. Ltd. Class A	10,100	104
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	104
	Transfar Zhilian Co. Ltd. Class A	143,400	104
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	104
	Xiamen Xiangyu Co. Ltd. Class A	116,103	104
	Qingdao East Steel Tower Stock Co. Ltd. Class A	99,200	104
	iRay Group Class A	6,218	104
	Gansu Energy Chemical Co. Ltd. Class A	321,500	104
*	NavInfo Co. Ltd. Class A	89,500	103
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	48,800	102
	COFCO Capital Holdings Co. Ltd. Class A	62,300	102
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	172,400	102
*	Nanjing Les Information Technology Co. Ltd. Class A	9,316	102
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	101
	Opple Lighting Co. Ltd. Class A	43,600	101
	Sinofert Holdings Ltd.	668,000	101
	Weaver Network Technology Co. Ltd. Class A	10,200	101
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	15,677	101
*	Nations Technologies Inc. Class A	29,700	101
*	Beiqi Foton Motor Co. Ltd. Class A	280,300	101
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	28,800	101
*	Wuhan P&S Information Technology Co. Ltd. Class A	70,800	100
*,1	Xinte Energy Co. Ltd. Class H	175,600	100
	Anhui Yingjia Distillery Co. Ltd. Class A	16,500	100
	Shanghai SMI Holding Co. Ltd. Class A	162,900	100
	Vanchip Tianjin Technology Co. Ltd. Class A	23,217	100
	Jilin Electric Power Co. Ltd. Class A	135,100	99
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	48,200	99
	Tayho Advanced Materials Group Co. Ltd. Class A	70,000	99
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	55,320	99
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	24,450	99
	Grandblue Environment Co. Ltd. Class A	31,200	99
	Angel Yeast Co. Ltd. Class A	20,300	99
*	Canaan Inc. ADR	140,654	99
	Arcsoft Corp. Ltd. Class A	15,815	99
	Zhuhai Port Co. Ltd. Class A	136,800	99
	Wuxi Rural Commercial Bank Co. Ltd. Class A	130,400	99
	Guangdong DFP New Material Group Co. Ltd. Class A	180,000	99
	Fujian Expressway Development Co. Ltd. Class A	198,000	99
	Gansu Yasheng Industrial Group Co. Ltd. Class A	252,600	99
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	12,635	99
*	Bio-Thera Solutions Ltd. Class A	32,280	99
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	98
	Maccura Biotechnology Co. Ltd. Class A	62,700	98
	Luoniushan Co. Ltd. Class A	120,110	98
*	Angang Steel Co. Ltd. Class A	308,400	98
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	98
	Wuhan DR Laser Technology Corp. Ltd. Class A	12,288	98
	Beijing United Information Technology Co. Ltd. Class A	30,196	98
	Dongfang Electric Corp. Ltd. Class A	46,700	98
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	98
	Shandong WIT Dyne Health Co. Ltd. Class A	23,200	98
	Shanxi Coking Co. Ltd. Class A	205,090	98
*	Rising Nonferrous Metals Share Co. Ltd. Class A	19,800	98
*	FIH Mobile Ltd.	1,002,000	97
*	Agile Group Holdings Ltd.	1,659,500	97
*	Alpha Group Class A	79,000	97
	Ningbo Joyson Electronic Corp. Class A	42,800	97
	Raytron Technology Co. Ltd. Class A	12,578	97
*	Shandong Longda Meishi Co. Ltd. Class A	113,100	97
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	264,800	97
	China Automotive Engineering Research Institute Co. Ltd. Class A	37,000	97
	Anhui Guangxin Agrochemical Co. Ltd. Class A	65,240	97
	Advanced Fiber Resources Zhuhai Ltd. Class A	17,300	97
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	96
	Beijing Dabeinong Technology Group Co. Ltd. Class A	171,100	96
	Sealand Securities Co. Ltd. Class A	182,770	96
*	Hubei Dinglong Co. Ltd. Class A	23,400	96
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	35,400	96

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Zheshang Bank Co. Ltd. Class A	233,870	96
	Avary Holding Shenzhen Co. Ltd. Class A	24,400	96
	Greattown Holdings Ltd. Class A	220,800	96
	Jason Furniture Hangzhou Co. Ltd. Class A	27,880	96
*,2	Microport Cardioflow Medtech Corp.	823,000	96
	Beijing Dahao Technology Corp. Ltd. Class A	52,800	96
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	24,200	96
*	Antong Holdings Co. Ltd. Class A	238,300	96
	JCHX Mining Management Co. Ltd. Class A	18,900	96
*	Dada Nexus Ltd. ADR	49,657	95
	Han's Laser Technology Industry Group Co. Ltd. Class A	29,697	95
*	Focused Photonics Hangzhou Inc. Class A	33,100	95
	Shenzhen Topband Co. Ltd. Class A	49,300	95
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	110,989	95
	Jihua Group Corp. Ltd. Class A	268,300	95
	Jiayou International Logistics Co. Ltd. Class A	49,500	95
	Guangdong Electric Power Development Co. Ltd. Class B	433,520	94
	Wanxiang Qianchao Co. Ltd. Class A	105,400	94
	Rongan Property Co. Ltd. Class A	364,100	94
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	86,500	94
*	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	94
	Yankershop Food Co. Ltd. Class A	7,560	94
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	49,800	94
*	Jishi Media Co. Ltd. Class A	394,100	94
	Kailuan Energy Chemical Co. Ltd. Class A	113,300	94
	Sichuan Expressway Co. Ltd. Class H	166,000	93
	Toly Bread Co. Ltd. Class A	125,000	93
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	13,900	93
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	93
	Chinalin Securities Co. Ltd. Class A	48,700	93
	Foryou Corp. Class A	21,600	93
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	79,000	93
	China CAMC Engineering Co. Ltd. Class A	84,700	92
	Shenzhen Energy Group Co. Ltd. Class A	104,400	92
	Aotecar New Energy Technology Co. Ltd. Class A	234,200	92
*	Beijing Global Safety Technology Co. Ltd. Class A	32,700	91
	Jade Bird Fire Co. Ltd. Class A	59,490	91
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	82,582	91
	Chervon Holdings Ltd.	54,400	91
	Sinoma Science & Technology Co. Ltd. Class A	47,400	90
	IKD Co. Ltd. Class A	39,200	90
	IReader Technology Co. Ltd. Class A	33,200	90
*	Pacific Securities Co. Ltd. Class A	183,100	90
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	20,420	90
	Wintime Energy Group Co. Ltd. Class A	490,400	90
*	Fibocom Wireless Inc. Class A	25,398	89
	Hainan Haide Capital Management Co. Ltd. Class A	119,045	89
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	112,400	89
	Xi'an Bright Laser Technologies Co. Ltd. Class A	9,479	89
*	SICC Co. Ltd. Class A	11,095	89
*	Anyang Iron & Steel Inc. Class A	348,700	89
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	14,900	89
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	36,700	89
	Luxi Chemical Group Co. Ltd. Class A	60,000	88
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	88
	Southwest Securities Co. Ltd. Class A	155,100	88
*,3	China Grand Automotive Services Group Co. Ltd. Series A	816,100	88
	Nanjing Cosmos Chemical Co. Ltd. Class A	32,000	88
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	73,500	87
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	154,425	87
	Shennan Circuits Co. Ltd. Class A	5,740	87
	Era Co. Ltd. Class A	158,700	87
	KPC Pharmaceuticals Inc. Class A	41,500	87
	Tongkun Group Co. Ltd. Class A	58,000	87
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	117,500	87
*	Shandong Iron & Steel Co. Ltd. Class A	483,900	87
	Xiamen ITG Group Corp. Ltd. Class A	100,000	86
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	23,500	86
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	43,340	86
	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	86

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	Joinn Laboratories China Co. Ltd. Class H	67,643	86
	Ningbo Xusheng Group Co. Ltd. Class A	48,438	86
	Sineng Electric Co. Ltd. Class A	22,300	86
	Kidswant Children Products Co. Ltd. Class A	48,900	86
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	85
*	Visionox Technology Inc. Class A	72,298	85
	China Meidong Auto Holdings Ltd.	318,000	85
	Jinduicheng Molybdenum Co. Ltd. Class A	62,579	85
[2]	Linklogis Inc. Class B	568,000	85
	Zhejiang Cfmoto Power Co. Ltd. Class A	3,700	85
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	11,700	85
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	58,520	85
	Baoji Titanium Industry Co. Ltd. Class A	21,028	85
	Cathay Biotech Inc. Class A	11,931	85
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	29,000	84
	Leo Group Co. Ltd. Class A	162,800	84
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	12,600	84
	China Railway Materials Co. Class A	244,900	84
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	445,600	84
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	68,700	84
	China National Accord Medicines Corp. Ltd. Class A	24,700	83
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	59,100	83
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	32,800	83
	Harbin Boshi Automation Co. Ltd. Class A	36,142	83
	Taiji Computer Corp. Ltd. Class A	25,119	83
	Songcheng Performance Development Co. Ltd. Class A	64,640	83
	Sichuan Swellfun Co. Ltd. Class A	13,300	83
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	83
	Jiangsu Azure Corp. Class A	47,400	83
	Porton Pharma Solutions Ltd. Class A	39,997	83
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	76,840	83
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	10,000	83
	Shenzhen YHLO Biotech Co. Ltd. Class A	41,793	83
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	30,680	82
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	82
	Guangzhou Haige Communications Group Inc. Co. Class A	57,400	82
	Fangda Carbon New Material Co. Ltd. Class A	128,935	82
*	China Express Airlines Co. Ltd. Class A	81,473	82
	Hangzhou Lion Microelectronics Co. Ltd. Class A	22,898	82
*	Hybio Pharmaceutical Co. Ltd. Class A	43,100	82
*	Sichuan Hongda Co. Ltd. Class A	89,800	82
	Liaoning Energy Industry Co. Ltd. Class A	170,700	82
	Yunnan Tin Co. Ltd. Class A	42,400	81
	TangShan Port Group Co. Ltd. Class A	145,900	81
	Olympic Circuit Technology Co. Ltd. Class A	22,100	81
	Perfect World Co. Ltd. Class A	42,950	80
	Hangjin Technology Co. Ltd. Class A	23,800	80
	Sichuan Hexie Shuangma Co. Ltd. Class A	37,000	80
*	AVICOPTER plc Class A	16,400	80
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	82,800	80
*,2	Red Star Macalline Group Corp. Ltd. Class H	463,655	80
	Beijing eGOVA Co. Ltd. Class A	35,592	80
*	Wonders Information Co. Ltd. Class A	78,300	80
	Jingjin Equipment Inc. Class A	35,880	80
	Levima Advanced Materials Corp. Class A	39,400	80
	Henan Liliang Diamond Co. Ltd. Class A	21,120	80
	Jiangsu Pacific Quartz Co. Ltd.Class A	17,850	80
*	Nanjing Tanker Corp. Class A	216,800	80
	Jiangsu Changbao Steeltube Co. Ltd. Class A	111,900	80
*	China South City Holdings Ltd.	5,114,454	79
	China Baoan Group Co. Ltd. Class A	74,500	79
	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	79
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	79
	Bank of Guiyang Co. Ltd. Class A	99,500	79
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	10,900	79
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,783	79
	Xinxiang Richful Lube Additive Co. Ltd. Class A	9,310	79
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	111,900	79
	NYOCOR Co. Ltd. Class A	103,900	79
	Liaoning Chengda Biotechnology Co. Ltd. Class A	22,888	79

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	Qingdao Port International Co. Ltd. Class H	108,000	78
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	78
*	Tianma Microelectronics Co. Ltd. Class A	71,200	78
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	78
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	110,100	78
*	Liuzhou Iron & Steel Co. Ltd. Class A	175,200	78
*	Sai Micro Electronics Inc. Class A	34,800	78
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	7,056	78
	Chongqing Water Group Co. Ltd. Class A	117,945	78
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	24,780	78
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	64,500	77
	INESA Intelligent Tech Inc. Class B	98,400	77
	Beijing Strong Biotechnologies Inc. Class A	39,900	77
	CTS International Logistics Corp. Ltd. Class A	90,900	77
	Moon Environment Technology Co. Ltd. Class A	48,600	77
	Shanghai Datun Energy Resources Co. Ltd. Class A	50,500	77
	DongFeng Automobile Co. Ltd. Class A	79,200	77
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	76
	Hangzhou First Applied Material Co. Ltd. Class A	44,913	76
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	30,600	76
	Risen Energy Co. Ltd. Class A	62,100	76
	Zhejiang Meida Industrial Co. Ltd. Class A	77,500	76
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	76
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	76
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,992	76
	Keda Industrial Group Co. Ltd. Class A	60,600	76
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	42,095	76
	Yuanjie Semiconductor Technology Co. Ltd. Class A	4,805	76
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	239,600	75
*	Beijing Jetsen Technology Co. Ltd. Class A	102,600	75
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	75
	Huafon Chemical Co. Ltd. Class A	81,100	75
	Shenzhen Megmeet Electrical Co. Ltd. Class A	12,500	75
	Jinyu Bio-Technology Co. Ltd. Class A	80,300	75
	BOC International China Co. Ltd. Class A	54,800	75
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	75
	Xiamen Bank Co. Ltd. Class A	94,700	75
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	12,300	75
	Guangshen Railway Co. Ltd. Class H	336,000	74
	Xuji Electric Co. Ltd. Class A	25,200	74
	China International Marine Containers Group Co. Ltd. Class A	70,800	74
	Guangdong Hongda Holdings Group Co. Ltd. Class A	17,500	74
	Bank of Qingdao Co. Ltd. Class A	118,500	74
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	33,300	74
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	11,020	74
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	59,192	74
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	32,498	74
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	73
	Weihai Guangwei Composites Co. Ltd. Class A	18,304	73
	Lakala Payment Co. Ltd. Class A	25,100	73
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	24,800	73
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	56,280	73
	Tibet Mineral Development Co. Class A	28,600	73
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	115,064	73
	Dazhong Mining Co. Ltd.	64,396	73
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	170,700	73
	YGSOFT Inc. Class A	92,102	72
	Wuxi Taiji Industry Ltd. Co. Class A	82,500	72
*	Shenzhen Deren Electronic Co. Ltd. Class A	91,400	72
*	Roshow Technology Co. Ltd. Class A	72,900	72
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	46,200	72
	Fujian Boss Software Development Co. Ltd. Class A	34,700	72
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	238,848	72
	Venustech Group Inc. Class A	33,500	71
	STO Express Co. Ltd. Class A	48,400	71
*	Shanxi Meijin Energy Co. Ltd. Class A	123,500	71
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	17,800	71
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	71
*,1	Yeahka Ltd.	70,800	71
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	3,554	71

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bloomage Biotechnology Corp. Ltd. Class A	10,577	71
	China Kings Resources Group Co. Ltd. Class A	22,540	71
	Xinjiang Daqo New Energy Co. Ltd. Class A	28,943	71
	Topchoice Medical Corp. Class A	12,598	70
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	70
	Huafu Fashion Co. Ltd. Class A	82,600	70
	Shanghai AtHub Co. Ltd. Class A	15,542	70
	Joinn Laboratories China Co. Ltd. Class A	32,625	70
	Shenzhen SC New Energy Technology Corp. Class A	9,300	70
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	70
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	70
	Jiangsu Yangnong Chemical Co. Ltd. Class A	9,880	70
	Sino-Platinum Metals Co. Ltd. Class A	38,532	70
	State Grid Information & Communication Co. Ltd. Class A	27,900	70
	Bank of Chongqing Co. Ltd. Class A	47,451	70
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	75,301	70
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	70
	Wuxi Paike New Materials Technology Co. Ltd. Class A	9,100	70
	Xiamen King Long Motor Group Co. Ltd. Class A	39,700	70
	Fujian Sunner Development Co. Ltd. Class A	31,200	69
*	Genimous Technology Co. Ltd. Class A	64,200	69
*	Oriental Energy Co. Ltd. Class A	61,400	69
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	99,800	69
	Jinlei Technology Co. Ltd. Class A	25,300	69
*	JinJian Cereals Industry Co. Ltd. Class A	75,000	69
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	147,300	69
	Yunnan Copper Co. Ltd. Class A	42,400	68
	Shanxi Securities Co. Ltd. Class A	87,770	68
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	18,900	68
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	27,400	68
	StarPower Semiconductor Ltd. Class A	6,020	68
*	Harbin Pharmaceutical Group Co. Ltd. Class A	137,700	68
	Zhejiang Huace Film & Television Co. Ltd. Class A	67,900	67
*	Bohai Leasing Co. Ltd. Class A	154,100	67
	Tianjin Guangyu Development Co. Ltd. Class A	57,100	67
	Chongqing Department Store Co. Ltd. Class A	15,300	67
	Sinotrans Ltd. Class A	102,500	66
	Shenzhen MTC Co. Ltd. Class A	111,700	66
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	66
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	66
	Shanghai Runda Medical Technology Co. Ltd. Class A	26,400	66
	Shandong Bohui Paper Industrial Co. Ltd. Class A	112,100	66
	Ningbo Shanshan Co. Ltd. Class A	68,800	66
	Tasly Pharmaceutical Group Co. Ltd. Class A	31,400	66
	Guodian Nanjing Automation Co. Ltd. Class A	63,660	66
*	LianChuang Electronic Technology Co. Ltd. Class A	44,500	65
	Shenzhen Sunway Communication Co. Ltd. Class A	23,700	65
	China Tianying Inc. Class A	112,100	65
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	44,900	65
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	65
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	65
	Zhejiang Dingli Machinery Co. Ltd. Class A	10,934	65
	Quectel Wireless Solutions Co. Ltd. Class A	6,151	64
[2]	China New Higher Education Group Ltd.	593,399	64
	Infore Environment Technology Group Co. Ltd. Class A	78,200	64
	China Kepei Education Group Ltd.	376,000	64
	YongXing Special Materials Technology Co. Ltd. Class A	15,210	64
*	INKON Life Technology Co. Ltd. Class A	49,900	64
	Goke Microelectronics Co. Ltd. Class A	6,700	64
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	64
	Ligao Foods Co. Ltd. Class A	10,500	64
	Eastern Communications Co. Ltd. Class B	175,800	63
*	CSG Smart Science&Technology Co. Ltd. Class A	46,400	63
	Longshine Technology Group Co. Ltd. Class A	32,400	63
	Shenzhen Gas Corp. Ltd. Class A	71,700	63
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	63
	China CYTS Tours Holding Co. Ltd. Class A	46,800	63
	Shantui Construction Machinery Co. Ltd. Class A	52,700	63
	GCL Energy Technology Co. Ltd. Class A	63,900	63
	Nanjing Gaoke Co. Ltd. Class A	63,000	63

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	24,300	62
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	62
	JiuGui Liquor Co. Ltd. Class A	10,500	62
	Xinjiang Communications Construction Group Co. Ltd. Class A	40,900	62
	China Great Wall Securities Co. Ltd. Class A	57,800	62
	Vats Liquor Chain Store Management JSC Ltd. Class A	25,800	62
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	32,600	62
*	Sinopec Oilfield Service Corp. Class H	806,000	61
	Yotrio Group Co. Ltd. Class A	127,800	61
	Hefei Meiya Optoelectronic Technology Inc. Class A	26,260	61
	Northeast Securities Co. Ltd. Class A	58,700	61
	Sinotruk Jinan Truck Co. Ltd. Class A	25,900	61
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	61
	Jafron Biomedical Co. Ltd. Class A	20,770	61
	Sangfor Technologies Inc. Class A	4,500	61
	Hexing Electrical Co. Ltd. Class A	16,700	61
	Guangdong Advertising Group Co. Ltd. Class A	61,100	61
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	60,800	61
	Huali Industrial Group Co. Ltd. Class A	8,600	61
	Guangdong Tapai Group Co. Ltd. Class A	59,300	60
*	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	60
	Yonfer Agricultural Technology Co. Ltd. Class A	32,200	60
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	60
	Wasu Media Holding Co. Ltd. Class A	56,761	60
	Beibuwan Port Co. Ltd. Class A	51,700	60
	Yusys Technologies Co. Ltd. Class A	18,080	60
	China Film Co. Ltd. Class A	42,300	60
	Chengdu Kanghua Biological Products Co. Ltd. Class A	8,600	60
*	Jiangsu Lopal Tech Co. Ltd. Class A	44,798	60
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	59
	Shaanxi International Trust Co. Ltd. Class A	128,100	59
	Beijing North Star Co. Ltd. Class A	257,800	59
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	71,630	59
	Shenzhen Kinwong Electronic Co. Ltd. Class A	15,300	59
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	21,427	59
	Guangdong Construction Engineering Group Co. Ltd. Class A	123,800	59
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	58
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	58
	Shanghai Wanye Enterprises Co. Ltd. Class A	29,128	58
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	75,500	58
	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	58
	Zhongtai Securities Co. Ltd. Class A	69,100	58
	Guizhou Chanhen Chemical Corp. Class A	18,600	58
	Kunshan Dongwei Technology Co. Ltd. Class A	12,502	58
	Andon Health Co. Ltd. Class A	11,200	58
*	Tsinghua Tongfang Co. Ltd. Class A	60,400	58
	Changzheng Engineering Technology Co. Ltd. Class A	25,100	58
	Huangshan Tourism Development Co. Ltd. Class B	77,426	57
	CSG Holding Co. Ltd. Class A	86,700	57
	Zhefu Holding Group Co. Ltd. Class A	130,600	57
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	37,000	57
*	Konka Group Co. Ltd. Class A	75,700	57
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	57,300	57
	Shanghai Construction Group Co. Ltd. Class A	170,500	57
	Zhejiang Medicine Co. Ltd. Class A	31,000	57
	Beijing GeoEnviron Engineering & Technology Inc. Class A	76,908	57
	Canmax Technologies Co. Ltd. Class A	23,140	57
	Caida Securities Co. Ltd. Class A	64,300	57
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	9,400	57
	Sinocare Inc. Class A	19,800	56
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	56
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	33,700	56
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,600	56
	Top Resource Energy Co. Ltd. Class A	92,000	56
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	10,000	56
	Fujian Kuncai Material Technology Co. Ltd. Class A	20,020	56
	Fujian Star-net Communication Co. Ltd. Class A	20,600	55
	Hand Enterprise Solutions Co. Ltd. Class A	20,300	55
	CETC Cyberspace Security Technology Co. Ltd. Class A	26,500	55
	FAW Jiefang Group Co. Ltd. Class A	55,600	55

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Pret Composites Co. Ltd. Class A	38,400	55
	Hainan Strait Shipping Co. Ltd. Class A	66,924	55
	Electric Connector Technology Co. Ltd. Class A	8,300	55
	Sinofibers Technology Co. Ltd. Class A	11,200	55
	China National Medicines Corp. Ltd. Class A	13,800	55
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	46,300	55
	China Merchants Port Group Co. Ltd. Class A	20,700	54
	Beijing BDStar Navigation Co. Ltd. Class A	15,400	54
	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	54
	Jiangling Motors Corp. Ltd. Class A	20,700	54
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	54
	Intco Medical Technology Co. Ltd. Class A	17,550	54
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	20,400	54
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,800	54
	TRS Information Technology Corp. Ltd. Class A	21,100	54
	Focus Technology Co. Ltd. Class A	9,300	54
	Kingsemi Co. Ltd. Class A	4,078	54
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	27,900	54
	Oppein Home Group Inc. Class A	5,800	53
	Shanghai Haixin Group Co. Class B	210,800	53
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	60,871	53
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	53,402	53
	China West Construction Group Co. Ltd. Class A	67,200	53
*	GCL System Integration Technology Co. Ltd. Class A	181,900	53
	Edifier Technology Co. Ltd. Class A	29,474	53
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	53
	China Meheco Group Co. Ltd. Class A	37,800	53
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	53
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	44,400	53
	Guangdong Electric Power Development Co. Ltd. Class A	89,200	53
	Sichuan New Energy Power Co. Ltd. Class A	38,000	53
*	Jiangxi Special Electric Class A	54,900	53
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	21,200	53
*	China Reform Health Management & Services Group Co. Ltd. Class A	36,900	53
	Norinco International Cooperation Ltd. Class A	37,300	53
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	7,851	53
	Hualan Biological Bacterin Inc. Class A	24,200	53
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	163,400	53
	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	52
	Telling Telecommunication Holding Co. Ltd. Class A	38,600	52
	Huaxi Securities Co. Ltd. Class A	47,000	52
	Shandong Pharmaceutical Glass Co. Ltd. Class A	17,000	52
	Shandong Linglong Tyre Co. Ltd. Class A	26,400	52
	Xinhuanet Co. Ltd. Class A	17,000	52
*	Jinke Smart Services Group Co. Ltd. Class H	56,700	52
	Hainan Mining Co. Ltd. Class A	53,900	52
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	31,500	51
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	37,500	51
*	Ourpalm Co. Ltd. Class A	77,300	51
	Beijing Originwater Technology Co. Ltd. Class A	84,279	51
	CSSC Science & Technology Co. Ltd. Class A	31,700	51
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,800	51
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	45,300	51
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	54,470	51
	Sany Renewable Energy Co. Ltd. Class A	16,342	51
	Neway Valve Suzhou Co. Ltd. Class A	13,700	51
	Wuhu Token Science Co. Ltd. Class A	64,400	50
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	107,100	50
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	43,800	50
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	50
*,1	CMGE Technology Group Ltd.	1,154,000	50
	Hubei Yihua Chemical Industry Co. Ltd. Class A	33,400	50
	Jiangsu ToLand Alloy Co. Ltd. Class A	16,900	50
	Shanghai Awinic Technology Co. Ltd. Class A	4,934	50
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	49
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	49
	Kaishan Group Co. Ltd. Class A	40,700	49
	Beijing SL Pharmaceutical Co. Ltd. Class A	55,500	49
*	Guangdong Golden Dragon Development Inc. Class A	32,500	49
	Wuxi Boton Technology Co. Ltd. Class A	15,600	49

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Chengzhi Co. Ltd. Class A	47,400	49
	Sunflower Pharmaceutical Group Co. Ltd. Class A	22,500	49
	Hengyi Petrochemical Co. Ltd. Class A	58,000	49
	Guocheng Mining Co. Ltd. Class A	30,854	49
	MLS Co. Ltd. Class A	45,400	49
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	27,300	49
	BTG Hotels Group Co. Ltd. Class A	24,600	49
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	78,700	49
	Beijing Relpow Technology Co. Ltd. Class A	25,500	49
*	Shenzhen Clou Electronics Co. Ltd. Class A	76,800	49
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	8,941	49
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	30,500	49
*	Vantone Neo Development Group Co. Ltd. Class A	64,100	49
	Laobaixing Pharmacy Chain JSC Class A	17,271	48
	Do-Fluoride New Materials Co. Ltd. Class A	29,820	48
*	Dongjiang Environmental Co. Ltd. Class A	86,300	48
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	141,400	48
	PhiChem Corp. Class A	19,700	48
	Biem.L.Fdlkk Garment Co. Ltd. Class A	21,000	48
	Ovctek China Inc. Class A	23,797	48
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	48
	Tian Di Science & Technology Co. Ltd. Class A	56,611	48
	Black Peony Group Co. Ltd. Class A	67,000	48
	Wuxi NCE Power Co. Ltd. Class A	11,250	48
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	59,800	48
	ZWSOFT Co. Ltd. Guangzhou Class A	3,696	48
	Sichuan Haite High-tech Co. Ltd. Class A	36,800	47
	Yifan Pharmaceutical Co. Ltd. Class A	30,300	47
	Xiamen Kingdomway Group Co. Class A	21,600	47
	Shengda Resources Co. Ltd. Class A	25,100	47
	Zhejiang Hailiang Co. Ltd. Class A	36,000	47
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	33,614	47
*	Polaris Bay Group Co. Ltd. Class A	54,100	47
*	China Aluminum International Engineering Corp. Ltd. Class A	77,600	47
	Yangling Metron New Material Inc. Class A	18,000	47
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	18,657	46
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	79,300	46
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	72,300	46
*	Addsino Co. Ltd. Class A	49,300	46
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	46
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	16,100	46
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	46
*	Zhuhai Zhumian Group Co. Ltd.	50,900	46
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	46
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,560	46
	Shenzhen Airport Co. Ltd. Class A	48,400	45
	North Industries Group Red Arrow Co. Ltd. Class A	19,400	45
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	45
	Sanquan Food Co. Ltd. Class A	28,160	45
	Eyebright Medical Technology Beijing Co. Ltd. Class A	4,134	45
	Shede Spirits Co. Ltd. Class A	5,800	45
	Autobio Diagnostics Co. Ltd. Class A	8,300	44
*	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	44
	ORG Technology Co. Ltd. Class A	59,500	44
	Guangdong Goworld Co. Ltd. Class A	32,200	44
*	China High Speed Railway Technology Co. Ltd. Class A	118,000	44
	Wondershare Technology Group Co. Ltd. Class A	5,174	44
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	44
	First Tractor Co. Ltd. Class A	24,600	44
	Shanghai Haohai Biological Technology Co. Ltd. Class A	6,160	44
	Winall Hi-Tech Seed Co. Ltd. Class A	34,844	44
	Wuxi Autowell Technology Co. Ltd. Class A	9,749	44
*	COL Group Co. Ltd. Class A	14,700	44
	Shenzhen Desay Battery Technology Co. Class A	14,891	43
*	Beijing Shunxin Agriculture Co. Ltd. Class A	19,699	43
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	13,700	43
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	43
*	CanSino Biologics Inc. Class A	5,480	43
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	70,800	43
*	CETC Chips Technology Inc. Class A	26,000	43

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	60,300	43
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	97,800	43
	Suning Universal Co. Ltd. Class A	142,700	42
	Gaona Aero Material Co. Ltd. Class A	20,320	42
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	42
	Baowu Magnesium Technology Co. Ltd. Class A	25,620	42
	Jinneng Science&Technology Co. Ltd. Class A	49,200	42
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	42
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	42
	Shanghai AJ Group Co. Ltd. Class A	67,600	42
*	Golden Solar New Energy Technology Holdings Ltd.	195,284	42
	Beijing Balance Medical Technology Co. Ltd. Class A	2,696	42
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	28,200	42
	Nantong Jianghai Capacitor Co. Ltd. Class A	16,400	41
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	41
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,100	41
	Riyue Heavy Industry Co. Ltd. Class A	25,200	41
	City Development Environment Co. Ltd. Class A	22,100	41
	Guangdong Dowstone Technology Co. Ltd. Class A	21,400	41
	Zhuhai CosMX Battery Co. Ltd. Class A	23,565	41
	Hangzhou Sunrise Technology Co. Ltd. Class A	18,600	41
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	30,400	41
	China National Accord Medicines Corp. Ltd. Class B	26,988	40
	Zhejiang Runtu Co. Ltd. Class A	42,200	40
	NanJi E-Commerce Co. Ltd. Class A	66,500	40
	B-Soft Co. Ltd. Class A	50,960	40
*	Bank of Zhengzhou Co. Ltd. Class A	155,061	40
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	30,100	40
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	15,470	40
	CETC Digital Technology Co. Ltd. Class A	11,960	40
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	15,542	40
*	Dosilicon Co. Ltd. Class A	9,348	40
*	Farasis Energy Gan Zhou Co. Ltd. Class A	24,049	40
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	39
	Beijing North Star Co. Ltd. Class H	442,000	39
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	39
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	13,400	39
	Zhejiang Communications Technology Co. Ltd. Class A	73,640	39
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	39
	Hangzhou Dptech Technologies Co. Ltd. Class A	17,400	39
	Guangdong South New Media Co. Ltd. Class A	7,200	39
	Guizhou Gas Group Corp. Ltd. Class A	41,100	39
*	Anhui Golden Seed Winery Co. Ltd. Class A	28,400	39
	Joyoung Co. Ltd. Class A	29,337	38
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	27,157	38
	CETC Potevio Science&Technology Co. Ltd. Class A	13,400	38
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	37,730	38
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	38
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	38
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	38
	Qinhuangdao Port Co. Ltd. Class A	86,400	38
	Anker Innovations Technology Co. Ltd. Class A	3,120	38
	Windey Energy Technology Group Co. Ltd. Class A	26,300	38
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	39,130	38
	Chengdu RML Technology Co. Ltd. Class A	6,160	38
	Shenzhen Heungkong Holding Co. Ltd. Class A	171,300	38
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	37
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	37
*	Hwa Create Co. Ltd. Class A	15,600	37
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	37
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	39,800	37
*	Chengxin Lithium Group Co. Ltd. Class A	24,000	37
	Archermind Technology Nanjing Co. Ltd. Class A	6,110	37
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	12,272	37
*	Piesat Information Technology Co. Ltd. Class A	15,556	37
	Tibet Urban Development & Investment Co. Ltd. Class A	30,600	37
*	Sinocelltech Group Ltd. Class A	7,322	37
	China Tungsten & Hightech Materials Co. Ltd. Class A	27,430	36
	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	36
	Ningbo Peacebird Fashion Co. Ltd. Class A	16,600	36

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Wencan Group Co. Ltd. Class A	12,900	36
	Pylon Technologies Co. Ltd. Class A	6,304	36
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	3,581	36
	Estun Automation Co. Ltd. Class A (XSEC)	12,600	35
	Cheng De Lolo Co. Ltd. Class A	27,440	35
*	COFCO Biotechnology Co. Ltd. Class A	46,600	35
	Sunward Intelligent Equipment Co. Ltd. Class A	36,600	35
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,700	35
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	35
	Luenmei Quantum Co. Ltd. Class A	43,800	35
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	34,600	35
	China Conch Environment Protection Holdings Ltd.	508,998	35
	GoodWe Technologies Co. Ltd. Class A	6,307	35
	Appotronics Corp. Ltd. Class A	18,165	35
*	Shanghai Anlogic Infotech Co. Ltd. Class A	9,264	35
*	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	6,900	34
	Betta Pharmaceuticals Co. Ltd. Class A	4,900	34
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	10,700	34
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	34
	Shenzhen Leaguer Co. Ltd. Class A	30,200	34
	Bright Dairy & Food Co. Ltd. Class A	30,100	34
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	34
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	34
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	6,000	34
	Micro-Tech Nanjing Co. Ltd. Class A	4,101	34
*	RongFa Nuclear Equipment Co. Ltd. Class A	52,600	34
	Sichuan Injet Electric Co. Ltd. Class A	6,200	34
	Hoymiles Power Electronics Inc. Class A	2,553	34
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,500	33
	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	33
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	33
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	16,000	33
	Chongqing Taiji Industry Group Co. Ltd. Class A	11,800	33
	Nanjing Vazyme Biotech Co. Ltd. Class A	10,824	33
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	32
	TianShan Material Co. Ltd. Class A	47,800	32
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	32
	Three's Co. Media Group Co. Ltd. Class A	8,265	32
*	Shenzhen Dynanonic Co. Ltd. Class A	8,184	32
	Suofeiya Home Collection Co. Ltd. Class A	14,600	31
	Shanghai Huayi Group Co. Ltd. Class B	63,200	31
	Visual China Group Co. Ltd. Class A	11,100	31
	Youzu Interactive Co. Ltd. Class A	24,100	31
*	Financial Street Holdings Co. Ltd. Class A	81,700	31
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	31
	YUNDA Holding Group Co. Ltd. Class A	33,146	31
*	CGN Nuclear Technology Development Co. Ltd. Class A	32,400	31
	Topsec Technologies Group Inc. Class A	31,400	31
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	6,597	31
	Qianhe Condiment & Food Co. Ltd. Class A	20,016	31
	Camel Group Co. Ltd. Class A	26,910	31
	Shanghai M&G Stationery Inc. Class A	7,600	31
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	31
	Zhejiang HangKe Technology Inc. Co. Class A	13,287	31
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	78,300	31
*	Henan Yuneng Holdings Co. Ltd. Class A	53,600	31
*	Zotye Automobile Co. Ltd. Class A	105,700	31
	China Science Publishing & Media Ltd. Class A	12,000	31
	Beijing CTJ Information Technology Co. Ltd. Class A	9,720	31
	Shandong Denghai Seeds Co. Ltd. Class A	21,800	30
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	79,700	30
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,500	30
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	30
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	14,100	30
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	30
*	Xian International Medical Investment Co. Ltd. Class A	43,200	30
*	Guangdong Guanghua Sci Tech Class A	14,100	30
	Zhejiang Hailide New Material Co. Ltd. Class A	43,700	30
*	Minmetals New Energy Materials Hunan Co. Ltd.	47,026	30
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	10,800	30

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Anhui Kouzi Distillery Co. Ltd. Class A	5,900	29
	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	29
	Zhejiang Wanliyang Co. Ltd. Class A	28,300	29
	Skyworth Digital Co. Ltd. Class A	18,500	29
	C&S Paper Co. Ltd. Class A	32,400	29
	Foran Energy Group Co. Ltd. Class A	20,538	29
	Qingdao Rural Commercial Bank Corp. Class A	68,300	29
	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	29
	Youngy Co. Ltd. Class A	7,800	29
	Huaxia Eye Hospital Group Class A	11,200	29
	Shandong Lukang Pharma Class A	21,600	29
	Double Medical Technology Inc. Class A	5,500	28
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	11,000	28
	Shenzhen Center Power Tech Co. Ltd. Class A	14,000	28
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	28
	Shanying International Holding Co. Ltd. Class A	119,600	28
	Grinm Advanced Materials Co. Ltd. Class A	11,200	28
	Hongyuan Green Energy Co. Ltd. Class A	14,085	28
	Yibin Tianyuan Group Co. Ltd. Class A	46,394	28
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	6,000	28
	Qingdao Gaoce Technology Co. Ltd. Class A	23,419	28
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	28,500	27
	Daan Gene Co. Ltd. Class A	35,360	27
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	27
	Sino Wealth Electronic Ltd. Class A	9,075	27
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	27
	BGI Genomics Co. Ltd. Class A	4,000	27
	Jiajiayue Group Co. Ltd. Class A	18,300	27
*	Chongqing Iron & Steel Co. Ltd. Class A	154,500	27
	Luyang Energy-Saving Materials Co. Ltd.	16,600	27
	Fushun Special Steel Co. Ltd. Class A	39,900	27
	Sumavision Technologies Co. Ltd. Class A	36,400	26
	Zhejiang Semir Garment Co. Ltd. Class A	34,100	26
	Guangzhou Zhiguang Electric Co. Ltd. Class A	31,400	26
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	10,022	26
*	ADAMA Ltd. Class A	30,100	26
	Sichuan Jiuzhou Electric Co. Ltd. Class A	12,200	26
	Linktel Technologies Co. Ltd. Class A	3,000	26
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	41,388	25
	Bear Electric Appliance Co. Ltd. Class A	4,000	25
	Hunan Aihua Group Co. Ltd. Class A	12,000	25
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	25
*,3	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	57,100	25
	YanTai Shuangta Food Co. Ltd. Class A	32,900	24
	Dian Diagnostics Group Co. Ltd. Class A	12,600	24
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	24
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	24
	Lushang Freda Pharmaceutical Co. Ltd. Class A	23,300	24
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	24
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	24
	Chengdu ALD Aviation Manufacturing Corp. Class A	9,900	24
*	Beijing Haixin Energy Technology Co. Ltd. Class A	58,600	23
	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	23
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	23
*	Offcn Education Technology Co. Ltd. Class A	53,900	22
	Beijing SuperMap Software Co. Ltd. Class A	11,700	22
	Suzhou Good-Ark Electronics Co. Ltd. Class A	17,800	22
	Shenzhen FRD Science & Technology Co. Ltd. Class A	8,000	22
	Bafang Electric Suzhou Co. Ltd. Class A	6,076	22
*	Beijing Capital Development Co. Ltd. Class A	68,400	22
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	22
	Sinosoft Co. Ltd. Class A	8,232	22
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	21
*	Red Star Macalline Group Corp. Ltd. Class A	52,250	21
	JL Mag Rare-Earth Co. Ltd. Class A	7,520	21
	CMST Development Co. Ltd. Class A	25,600	21
	Lancy Co. Ltd. Class A	9,800	21
	KBC Corp. Ltd. Class A	6,258	21
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	3,600	21
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	20

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	20
*	Client Service International Inc. Class A	9,400	20
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	16,600	20
*	Xizang Zhufeng Resources Co. Ltd. Class A	15,000	19
*	YaGuang Technology Group Co. Ltd. Class A	24,900	19
	Hangzhou Onechance Tech Corp. Class A	5,800	19
*,2	Arrail Group Ltd.	75,500	19
	Anhui Huaheng Biotechnology Co. Ltd. Class A	4,954	19
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	17,717	19
*	Sino-Ocean Group Holding Ltd.	759,000	18
*	Beijing VRV Software Corp. Ltd. Class A	27,800	18
	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	18
	China TransInfo Technology Co. Ltd. Class A	13,400	17
	Huapont Life Sciences Co. Ltd. Class A	30,400	17
	FAWER Automotive Parts Co. Ltd. Class A	21,400	17
	Sichuan Teway Food Group Co. Ltd. Class A	10,920	17
[3]	Tongyu Heavy Industry Co. Ltd. Class A	51,500	17
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	17
*	Hongbo Co. Ltd. Class A	7,900	17
*	World Union Group Inc. Class A	50,700	16
	North Huajin Chemical Industries Co. Ltd. Class A	22,500	16
	PCI Technology Group Co. Ltd. Class A	23,100	16
*	Lier Chemical Co. Ltd. Class A	11,340	16
	Keboda Technology Co. Ltd. Class A	2,000	15
*	Shanghai Medicilon Inc. Class A	3,647	15
	Juewei Food Co. Ltd. Class A	6,600	14
*	Blue Sail Medical Co. Ltd. Class A	20,400	14
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	250,736	13
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	12
*	Shandong Chenming Paper Holdings Ltd. Class H	145,429	11
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	11
*	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	10
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	3,230	10
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	17,400	10
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	6,900	10
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	9
	Huabao Flavours & Fragrances Co. Ltd. Class A	4,200	9
*,2	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	15,500	9
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	8
	Shandong Publishing & Media Co. Ltd. Class A	5,700	8
	BBMG Corp. Class A	38,700	8
	Shandong Head Co. Ltd. Class A	5,200	8
*,3	Blivex Energy Technology Co. Ltd. Class A	518,200	8
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	163,800	8
*	Dongjiang Environmental Co. Ltd. Class H	27,100	6
*,3	Beijing Tongtech Co. Ltd. Class A	9,300	5
*,3	Orient Group Inc. Class A	92,500	5
*,3	Yango Group Co. Ltd. Class A	100,500	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	245,300	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	200,800	—
			1,796,834
Colombia (0.0%)
	Bancolombia SA ADR	59,930	2,416
	Interconexion Electrica SA ESP	258,385	1,333
	Cementos Argos SA	443,655	1,125
[1]	Ecopetrol SA ADR	108,766	882
	Ecopetrol SA	971,880	397
	Bancolombia SA	22,068	262
			6,415
Czech Republic (0.0%)
	CEZ A/S	100,916	5,122
	Komercni banka A/S	49,305	2,396
[2]	Moneta Money Bank A/S	253,459	1,567
	Colt CZ Group SE	8,390	257
			9,342
Denmark (0.5%)
	Novo Nordisk A/S Class B	2,095,132	140,084
	DSV A/S	126,088	26,726
	Novonesis Novozymes B	229,692	14,920

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Danske Bank A/S	421,418	14,787
	Coloplast A/S Class B	81,245	9,194
*	Genmab A/S	42,328	8,975
	Vestas Wind Systems A/S	667,376	8,898
	Carlsberg A/S Class B	61,923	8,437
	Pandora A/S	52,524	7,819
[1]	AP Moller - Maersk A/S Class B	3,324	5,724
	Tryg A/S	219,005	5,223
*,2	Orsted A/S	110,909	4,413
	Ringkjoebing Landbobank A/S	16,134	3,085
*	Zealand Pharma A/S	43,319	3,064
*	NKT A/S	35,485	2,889
	Royal Unibrew A/S	32,439	2,579
	ROCKWOOL A/S Class B	54,250	2,477
	AP Moller - Maersk A/S Class A	1,411	2,411
	Jyske Bank A/S (Registered)	28,872	2,368
	ISS A/S	93,129	2,337
*	Demant A/S	63,251	2,303
	Sydbank A/S	32,588	2,087
*	ALK-Abello A/S	85,084	1,983
	Ambu A/S Class B	102,189	1,845
	FLSmidth & Co. A/S	34,155	1,617
*	GN Store Nord A/S	86,311	1,303
*	Spar Nord Bank A/S	40,007	1,284
	Alm Brand A/S	524,793	1,243
*,2	Netcompany Group A/S	26,121	1,179
*	Bavarian Nordic A/S	42,385	1,008
	H Lundbeck A/S	159,242	762
	Chemometec A/S	10,551	760
[1]	TORM plc Class A	34,757	579
	Schouw & Co. A/S	6,327	577
[2]	Scandinavian Tobacco Group A/S	28,791	419
	UIE plc	8,388	401
*	NTG Nordic Transport Group A/S	10,464	398
	D/S Norden A/S	13,569	370
	Svitzer Group A/S	8,034	337
	H Lundbeck A/S Class A	52,636	217
*	Dfds A/S	15,232	212
*	Gubra A/S	3,422	197
			297,491
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	1,660,544	2,645
	Talaat Moustafa Group	803,000	821
	Eastern Co. SAE	794,948	547
*	EFG Holding SAE	793,276	445
*	Fawry for Banking & Payment Technology Services SAE	1,589,101	333
	Telecom Egypt Co.	299,815	204
			4,995
Finland (0.2%)
	Nordea Bank Abp (XHEL)	2,173,536	30,101
	Nokia OYJ	3,301,625	16,505
	Sampo OYJ Class A (XHEL)	1,460,737	14,635
	Kone OYJ Class B	210,692	13,049
	UPM-Kymmene OYJ	352,411	9,334
	Wartsila OYJ Abp	327,694	6,055
	Fortum OYJ	289,294	4,851
	Elisa OYJ	89,744	4,788
	Metso OYJ	437,814	4,757
	Orion OYJ Class B	69,050	4,323
	Kesko OYJ Class B	176,896	4,061
	Stora Enso OYJ Class R	377,558	3,507
	Valmet OYJ	104,894	3,203
	Konecranes OYJ	45,867	3,073
	Neste OYJ	268,047	2,781
	Huhtamaki OYJ	60,119	2,213
	Mandatum OYJ	295,845	2,091
	Kemira OYJ	72,796	1,502
	TietoEVRY OYJ (XHEL)	76,936	1,378
*	Kojamo OYJ	103,130	1,200

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hiab OYJ	24,362	1,159
	Sampo OYJ Class A	115,230	1,151
	Kalmar OYJ Class B	33,600	1,065
*	QT Group OYJ	12,989	848
[1]	Outokumpu OYJ	215,106	828
[2]	Terveystalo OYJ	56,750	789
[1]	Nokian Renkaat OYJ	68,268	543
	Sanoma OYJ	42,066	463
	Tokmanni Group Corp.	26,264	414
	Revenio Group OYJ	11,637	364
*	YIT OYJ	123,802	361
	Metsa Board OYJ Class B	92,675	338
	Citycon OYJ	38,860	156
	Finnair OYJ	46,503	126
			142,012
France (2.4%)
	LVMH Moet Hennessy Louis Vuitton SE	161,193	89,290
	Schneider Electric SE	349,906	81,754
	Sanofi SA	718,696	78,620
	TotalEnergies SE	1,263,772	71,978
	Airbus SE	383,973	65,157
	Hermes International SCA	22,134	60,873
	Safran SA	224,022	59,617
	EssilorLuxottica SA	201,320	58,011
	BNP Paribas SA	653,874	55,402
	AXA SA	1,109,376	52,469
	Vinci SA	317,905	44,655
*	Air Liquide SA Loyalty Shares	204,183	41,955
*	L'Oreal SA Loyalty Shares	88,693	39,190
	Danone SA	409,440	35,231
	Cie de Saint-Gobain SA	299,024	32,509
	Air Liquide SA (XPAR)	128,087	26,319
	Societe Generale SA	469,393	24,474
*	L'Oreal SA (XPAR)	52,647	23,263
	Orange SA	1,257,703	18,247
	Legrand SA	165,848	18,227
	Capgemini SE	105,243	16,802
	Cie Generale des Etablissements Michelin SCA	454,195	16,608
	Dassault Systemes SE	439,123	16,457
	Thales SA	57,412	16,082
	Veolia Environnement SA	422,929	15,447
	Publicis Groupe SA	149,955	15,257
	Pernod Ricard SA	129,872	14,078
*	Engie SA Loyalty Shares	595,812	12,314
	Credit Agricole SA	645,648	12,110
	STMicroelectronics NV	433,605	9,857
	Kering SA	47,402	9,644
[2]	Euronext NV	50,714	8,477
	Engie SA (XPAR)	395,404	8,172
	Accor SA	161,366	7,951
	Eiffage SA	51,340	6,986
	Bureau Veritas SA	215,314	6,835
	Renault SA	128,381	6,818
*	Unibail-Rodamco-Westfield	70,437	5,963
*	Alstom SA	225,879	5,455
	Eurofins Scientific SE	82,962	5,235
	Edenred SE	167,735	5,231
	Carrefour SA	327,671	5,054
	Bouygues SA	114,359	5,027
	Klepierre SA	129,571	4,743
	SPIE SA	88,054	4,316
	Getlink SE	225,631	4,284
*	L 'Oreal Prime De Fidelite	9,735	4,268
	Dassault Aviation SA	11,711	4,223
*	Air Liquide SA	20,622	4,218
	Teleperformance SE	36,338	3,985
	Rexel SA	141,911	3,943
	Sartorius Stedim Biotech	16,394	3,869
	Gaztransport Et Technigaz SA	22,477	3,664

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Gecina SA	35,520	3,646
	BioMerieux	26,071	3,519
	SCOR SE	111,304	3,507
*	Air Liquide SA (XETR)	16,206	3,330
	Arkema SA	39,640	3,014
	Technip Energies NV	85,372	2,913
[2]	Amundi SA	36,101	2,852
	Bollore SE	460,885	2,851
	Elis SA	110,694	2,841
	Ipsen SA	22,325	2,596
	Aeroports de Paris SA	20,614	2,578
[2]	FDJ UNITED	62,368	2,223
*	Engie SA	104,838	2,160
	Nexans SA	19,354	2,126
	Covivio SA	37,136	2,082
	Rubis SCA	61,808	2,012
*	Vallourec SACA	107,475	1,986
	Sopra Steria Group	9,406	1,929
	Wendel SE	18,624	1,831
	Alten SA	19,225	1,630
[2]	Verallia SA	44,631	1,492
	Valeo SE	147,323	1,463
	Coface SA	66,801	1,369
*	Sodexo SA ACT Loyalty Shares	21,162	1,343
[1]	SES SA	248,089	1,315
	Pluxee NV	57,222	1,287
	Vivendi SE	405,631	1,265
*	Eurazeo SE Prime DE Fidelite	15,612	1,142
	IPSOS SA	22,452	1,063
	VusionGroup	5,216	1,046
	Sodexo SA (XPAR)	16,441	1,044
	Virbac SACA	2,759	973
*	Engie SA Prime de fidelite 2026	44,619	922
*	ID Logistics Group SACA	2,013	907
*	SOITEC	15,573	884
	Societe BIC SA	13,438	869
*,2	Worldline SA	153,641	851
	Forvia SE	109,807	848
[2]	Ayvens SA	82,517	836
	Metropole Television SA	53,002	833
*	Mercialys SA	61,512	823
*	SEB SA Loyalty Shares	8,479	800
*	Ubisoft Entertainment SA	64,480	760
*	JCDecaux SE	42,873	746
	Imerys SA	21,904	732
	Remy Cointreau SA	13,431	728
*	Air France-KLM	77,363	675
	Trigano SA	5,573	662
	Eurazeo SE (XPAR)	8,941	654
*	Carmila SA	29,973	652
	Interparfums SA	14,363	569
	Television Francaise 1 SA	53,534	512
	ARGAN SA	6,980	482
	Altarea SCA	3,886	449
	Vicat SACA	8,001	448
	SEB SA (XPAR)	4,683	442
*	Planisware SA	16,077	436
	Quadient SA	22,802	432
	ICADE	17,514	416
	GL Events SACA	16,552	413
*	Nexity SA	37,908	398
	Opmobility	35,402	397
	Mersen SA	16,858	361
	Esso SA Francaise	2,173	349
*,1	Eutelsat Communications SACA	83,850	342
*	Sodexo Inc. (Prime Fidelite 2026)	5,313	337
	Derichebourg SA	46,656	321
[1]	Eramet SA	5,023	279
*	OVH Groupe SAS	20,617	274
*	Viridien	4,491	266

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Wavestone	4,879	260
	Beneteau SACA	26,101	239
*	Sodexo Prime De Fidelite 2027	3,648	232
*	SEB SA	2,447	229
*,1	Voltalia SA (Registered)	27,548	228
	Lagardere SA	10,383	225
*	Eurazeo SE-PF- 2027	3,015	219
*,1,2	X-Fab Silicon Foundries SE	37,322	208
	Fnac Darty SA	5,650	197
*,2	Elior Group SA	62,064	188
*	Sodexo Prime De Fidelite	2,960	187
*	Sodexo SA (Loyalty Line 2025)	2,851	181
	Etablissements Maurel et Prom SA	34,462	177
*	Eurazeo SE	2,236	164
	Antin Infrastructure Partners SA	12,772	150
	Peugeot Invest SA	1,670	138
*	Lisi SA Prime de fidelite	4,123	129
	Equasens	2,364	104
*	Lisi SA PF	3,247	102
	LISI SA (XPAR)	3,158	99
	Manitou BF SA	3,706	85
*,2	Aramis Group SAS	1,390	13
			1,342,901
Germany (2.2%)
	SAP SE	717,733	210,001
	Siemens AG (Registered)	485,956	111,897
	Allianz SE (Registered)	251,132	103,862
	Deutsche Telekom AG (Registered)	2,148,094	77,154
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	86,224	59,030
	Rheinmetall AG	28,417	48,396
	Deutsche Boerse AG	120,968	38,963
*	Siemens Energy AG	439,084	33,890
	Deutsche Bank AG (Registered)	1,225,691	32,138
	Mercedes-Benz Group AG	505,083	30,198
*	BASF SE	580,280	29,635
	Infineon Technologies AG	849,040	28,123
	Deutsche Post AG	635,584	27,157
	adidas AG	112,688	25,929
	E.ON SE	1,447,117	25,309
	RWE AG	484,490	18,815
	Heidelberg Materials AG	85,704	17,133
	Bayer AG (Registered)	646,803	16,951
	Bayerische Motoren Werke AG (XETR)	191,705	16,260
[1]	Commerzbank AG	592,196	15,674
	Vonovia SE	463,391	15,371
	Daimler Truck Holding AG	338,239	13,589
*	Fresenius SE & Co. KGaA	273,524	12,992
	Hannover Rueck SE	39,136	12,563
	MTU Aero Engines AG	35,389	12,248
	Merck KGaA	84,520	11,767
[2]	Siemens Healthineers AG	197,361	10,639
	Symrise AG	86,567	9,984
	Beiersdorf AG	66,314	9,343
	GEA Group AG	118,578	7,736
*	Covestro AG	109,890	7,397
	Fresenius Medical Care AG	142,398	7,245
	Brenntag SE	90,036	6,013
*	QIAGEN NV	136,436	5,855
	Continental AG	72,927	5,701
[2]	Scout24 SE	47,622	5,675
*,2	Zalando SE	141,558	5,169
	Nemetschek SE	34,849	4,631
	CTS Eventim AG & Co. KGaA	37,829	4,482
	Talanx AG	38,310	4,397
	Knorr-Bremse AG	42,406	4,206
	LEG Immobilien SE (XETR)	47,989	4,068
*,2	Delivery Hero SE	135,863	3,840
	thyssenkrupp AG	318,838	3,656
	Evonik Industries AG	161,629	3,632

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Freenet AG	78,230	3,253
	Henkel AG & Co. KGaA (XTER)	43,248	3,052
	Hensoldt AG	37,347	2,893
	Deutsche Lufthansa AG (Registered)	388,815	2,794
	Rational AG	2,961	2,541
	HOCHTIEF AG	12,341	2,335
	Bechtle AG	54,125	2,309
*	TUI AG	291,366	2,242
	RENK Group AG	37,130	2,237
*,2	Auto1 Group SE	87,799	2,110
[1]	Volkswagen AG	18,733	2,091
	K&S AG (Registered)	115,228	2,010
	KION Group AG	46,655	1,985
	LANXESS AG	59,698	1,792
	Puma SE	67,333	1,739
[1]	Carl Zeiss Meditec AG (Bearer)	24,997	1,718
[1]	Aurubis AG	19,487	1,701
*	TAG Immobilien AG	99,941	1,627
*,2	Redcare Pharmacy NV	10,684	1,597
	flatexDEGIRO AG	60,505	1,592
*,1	Fraport AG Frankfurt Airport Services Worldwide	23,195	1,537
*	Nordex SE	80,839	1,514
	Gerresheimer AG	22,084	1,498
*	Aroundtown SA	459,705	1,373
	United Internet AG (Registered)	59,838	1,357
	Bilfinger SE	15,729	1,338
	Traton SE	40,206	1,325
*,2	TeamViewer SE	85,827	1,319
	Stroeer SE & Co. KGaA	21,050	1,257
[1]	HUGO BOSS AG	29,144	1,216
	Krones AG	8,014	1,171
[2]	DWS Group GmbH & Co. KGaA	21,410	1,127
*	IONOS Group SE	31,665	1,056
*	HelloFresh SE	98,648	1,027
	FUCHS SE	26,647	1,024
	AIXTRON SE	74,399	1,010
	Fielmann Group AG	16,449	935
	Sixt SE (XETR)	8,991	855
*	Evotec SE	101,933	853
[1]	Wacker Chemie AG	11,162	844
	Atoss Software SE	5,543	833
*,1	RTL Group SA	20,134	826
*,2	Covestro AG (XTER)	12,209	814
	Deutsche Wohnen SE	31,622	804
[1]	Schaeffler AG	168,536	727
[2]	Befesa SA	23,587	717
	ProSiebenSat.1 Media SE	101,969	712
	Duerr AG	27,488	651
	Hornbach Holding AG & Co. KGaA	5,653	636
*	Hypoport SE	2,713	631
[1]	Kontron AG	25,651	623
	Eckert & Ziegler SE	9,094	622
	Jenoptik AG	30,842	616
	CANCOM SE	19,500	599
	Deutz AG	76,031	590
	Schott Pharma AG & Co. KGaA	20,796	586
*,2	Deutsche Pfandbriefbank AG	92,188	565
[1]	Siltronic AG	13,562	551
*	Deutsche Beteiligungs AG	18,531	530
	Vossloh AG	6,355	502
	1&1 AG	26,956	479
*	Grand City Properties SA	38,279	457
	KWS Saat SE & Co. KGaA	7,196	454
*	CECONOMY AG	127,458	453
	Dermapharm Holding SE	10,219	446
	Suedzucker AG	32,203	434
	Sartorius AG	2,039	432
	Salzgitter AG	17,115	423
[1]	PNE AG	22,378	391
	Wacker Neuson SE	14,125	380

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Stabilus SE	13,647	379
*	Nagarro SE	5,171	369
	Elmos Semiconductor SE	4,624	315
	Wuestenrot & Wuerttembergische AG	19,492	314
	Kloeckner & Co. SE	37,015	298
	Indus Holding AG	9,890	279
	Energiekontor AG	5,707	275
	Adesso SE	2,392	266
	Takkt AG	29,897	258
	GRENKE AG	16,366	251
*	Douglas AG	20,475	244
	Secunet Security Networks AG	980	228
	Pfeiffer Vacuum Technology AG	1,242	219
	GFT Technologies SE	7,748	219
	Norma Group SE	17,124	215
	Deutsche EuroShop AG	9,463	208
[1]	SMA Solar Technology AG	11,276	196
	PATRIZIA SE	20,904	175
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	16,189	168
	Draegerwerk AG & Co. KGaA (XETR)	2,749	155
[1]	Verbio SE	11,739	139
*	About You Holding SE	18,735	138
	STRATEC SE	3,864	105
*	SGL Carbon SE	24,080	96
*,1	BayWa AG	6,589	60
	CompuGroup Medical SE & Co. KGaA	1,053	26
*	Pentixapharm Holding AG	7,527	25
	Adtran Networks SE	289	7
			1,249,079
Greece (0.1%)
	National Bank of Greece SA	560,570	5,950
	Eurobank Ergasias Services & Holdings SA Class A	1,637,276	4,647
	Piraeus Financial Holdings SA	659,960	3,706
	Alpha Services & Holdings SA	1,339,934	3,267
	Metlen Energy & Metals SA	68,162	3,226
	OPAP SA	116,574	2,590
	JUMBO SA	67,279	2,124
	Public Power Corp. SA	129,040	1,934
	Hellenic Telecommunications Organization SA	62,585	1,188
	Titan Cement International SA	24,730	1,148
	Hellenic Telecommunications Organization SA ADR	117,615	1,097
	Motor Oil Hellas Corinth Refineries SA	35,341	856
	Optima bank SA	44,015	800
	GEK TERNA SA	34,456	715
	Athens International Airport SA	53,632	556
	HELLENiQ ENERGY Holdings SA	51,576	445
	Piraeus Port Authority SA	8,758	392
*	LAMDA Development SA	49,170	370
	Aegean Airlines SA	27,412	368
	Cenergy Holdings SA	35,158	350
	Holding Co. ADMIE IPTO SA	98,417	322
	Quest Holdings SA	42,943	308
	Hellenic Exchanges - Athens Stock Exchange SA	45,149	270
	Sarantis SA	15,818	243
*	Intralot SA-Integrated Information Systems & Gaming Services	203,783	241
*	Aktor SA Holding Co. Technical & Energy Projects	41,023	230
	Viohalco SA	35,271	218
	Intracom Holdings SA (Registered)	49,931	175
	Fourlis Holdings SA	26,150	118
	Athens Water Supply & Sewage Co. SA	17,663	117
	Autohellas Tourist & Trading SA	6,052	78
	Ellaktor SA	37,343	55
	Ideal Holdings SA	7,133	51
*,3	FF Group	12,862	—
			38,155
Hong Kong (0.5%)
	AIA Group Ltd.	7,054,382	52,858
	Hong Kong Exchanges & Clearing Ltd.	779,724	34,066
	CK Hutchison Holdings Ltd.	1,794,891	10,122

Total World Stock Index Fund
		Shares	Market Value• ($000)
	BOC Hong Kong Holdings Ltd.	2,431,200	10,086
	Techtronic Industries Co. Ltd.	934,500	9,405
	Sun Hung Kai Properties Ltd.	963,982	9,145
	CLP Holdings Ltd.	1,060,580	9,043
	Link REIT	1,775,788	8,314
	Hong Kong & China Gas Co. Ltd.	7,636,365	6,871
	Hang Seng Bank Ltd.	486,051	6,785
	Power Assets Holdings Ltd.	931,000	6,157
	Jardine Matheson Holdings Ltd.	137,462	6,108
	Lenovo Group Ltd.	5,030,000	5,818
	Galaxy Entertainment Group Ltd.	1,388,000	5,013
	CK Asset Holdings Ltd.	1,192,750	4,873
[2]	WH Group Ltd.	4,926,758	4,406
	MTR Corp. Ltd.	1,015,826	3,507
	Shenzhou International Group Holdings Ltd.	483,566	3,352
	Hongkong Land Holdings Ltd.	657,700	3,219
*	Sands China Ltd.	1,557,200	2,789
[2]	ESR Group Ltd.	1,719,589	2,738
	CK Infrastructure Holdings Ltd.	379,500	2,558
	Henderson Land Development Co. Ltd.	799,896	2,268
	Wharf Real Estate Investment Co. Ltd.	939,600	2,247
	Sino Land Co. Ltd.	2,174,279	2,234
	SITC International Holdings Co. Ltd.	803,000	2,223
*	PRADA SpA	338,300	2,112
	AAC Technologies Holdings Inc.	435,500	2,085
	Swire Pacific Ltd. Class A	231,642	2,003
	PCCW Ltd.	2,466,112	1,644
	Chow Tai Fook Jewellery Group Ltd.	1,122,400	1,500
[2]	Samsonite Group SA	820,496	1,470
	Wharf Holdings Ltd.	580,600	1,458
	Swire Properties Ltd.	644,980	1,425
	ASMPT Ltd.	205,322	1,381
[2]	Budweiser Brewing Co. APAC Ltd.	1,100,500	1,163
	Orient Overseas International Ltd.	82,000	1,145
	United Laboratories International Holdings Ltd.	630,000	1,129
	Bank of East Asia Ltd.	810,672	1,115
[1]	Xinyi Glass Holdings Ltd.	1,169,000	1,095
	First Pacific Co. Ltd.	1,476,613	994
*	HUTCHMED China Ltd.	307,000	915
[2]	BOC Aviation Ltd.	121,900	914
	Hang Lung Group Ltd.	581,000	834
	Hang Lung Properties Ltd.	977,000	801
	Swire Pacific Ltd. Class B	547,500	754
	Pacific Basin Shipping Ltd.	3,311,000	742
	Kerry Properties Ltd.	302,500	710
	Vitasoy International Holdings Ltd.	528,332	681
	Wynn Macau Ltd.	1,022,400	681
	Yue Yuen Industrial Holdings Ltd.	472,500	678
	Stella International Holdings Ltd.	361,500	647
*	MMG Ltd.	2,114,163	640
	VTech Holdings Ltd.	94,600	636
*	New World Development Co. Ltd.	973,306	596
	Cathay Pacific Airways Ltd.	502,090	577
	MGM China Holdings Ltd.	443,600	575
	Hysan Development Co. Ltd.	348,000	567
	Dah Sing Financial Holdings Ltd.	142,144	519
	CTF Services Ltd.	536,500	508
	CITIC Resources Holdings Ltd.	11,056,000	506
*	Cowell e Holdings Inc.	171,000	491
	DFI Retail Group Holdings Ltd. (Registered)	189,800	479
*,1,2	CARsgen Therapeutics Holdings Ltd.	235,500	469
	Fortune REIT	833,923	467
*,1	Vobile Group Ltd.	1,075,000	452
	Luk Fook Holdings International Ltd.	203,415	444
	Man Wah Holdings Ltd.	831,600	442
*	Shun Tak Holdings Ltd.	5,810,000	419
	Johnson Electric Holdings Ltd.	226,750	413
	Champion REIT	1,323,332	392
[1]	SUNeVision Holdings Ltd.	462,000	386
*,1,2	Everest Medicines Ltd.	59,500	378

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	SJM Holdings Ltd.	1,351,000	377
	HKBN Ltd.	537,189	351
	VSTECS Holdings Ltd.	448,000	345
	Shangri-La Asia Ltd.	577,519	323
	SmarTone Telecommunications Holdings Ltd.	577,252	316
*,1	Envision Greenwise Holdings Ltd.	296,096	315
	Nexteer Automotive Group Ltd.	459,000	308
*	NagaCorp Ltd.	719,332	306
[1]	CGN Mining Co. Ltd.	1,535,000	285
	United Energy Group Ltd.	5,234,000	273
*	Super Hi International Holding Ltd.	117,900	256
	Prosperity REIT	1,692,000	255
*	Mongolian Mining Corp.	309,000	255
[3]	Jinchuan Group International Resources Co. Ltd.	2,965,000	245
	IGG Inc.	504,000	243
	Sunlight REIT	970,000	241
	China Travel International Investment Hong Kong Ltd.	1,772,000	230
	Truly International Holdings Ltd.	1,626,000	200
	CITIC Telecom International Holdings Ltd.	649,500	198
	Guotai Junan International Holdings Ltd.	1,491,000	192
	Texhong International Group Ltd.	405,500	177
	Cafe de Coral Holdings Ltd.	186,000	171
*,1,2	FIT Hon Teng Ltd.	671,000	168
*,1	Melco International Development Ltd.	399,000	165
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	148,000	161
*,1	Realord Group Holdings Ltd.	166,000	152
	Giordano International Ltd.	756,000	146
	KLN Logistics Group Ltd.	165,500	133
	Chow Sang Sang Holdings International Ltd.	135,000	132
	Dah Sing Banking Group Ltd.	113,537	122
	Huabao International Holdings Ltd.	407,000	120
*,1	Value Partners Group Ltd.	688,000	120
	Theme International Holdings Ltd.	2,250,000	113
	K Wah International Holdings Ltd.	490,000	110
	Sa Sa International Holdings Ltd.	1,295,995	98
	Asia Cement China Holdings Corp.	295,500	86
*	C-Mer Medical Holdings Ltd.	394,000	86
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	74
*	Television Broadcasts Ltd.	151,800	60
[1]	LK Technology Holdings Ltd.	156,502	56
	Singamas Container Holdings Ltd.	548,000	43
*,2	IMAX China Holding Inc.	47,400	39
*	Powerlong Real Estate Holdings Ltd.	529,000	23
*	OCI International Holdings Ltd.	249,006	10
*	Hong Kong Technology Venture Co. Ltd.	32,671	9
*,3	Convoy Inc.	3,102,000	—
*,3	Long Well International Holdings Ltd.	1,348,000	—
			264,725
Hungary (0.0%)
	OTP Bank Nyrt	155,450	11,483
	Richter Gedeon Nyrt	92,433	2,803
	MOL Hungarian Oil & Gas plc	275,556	2,333
*	Magyar Telekom Telecommunications plc	209,897	993
	Opus Global Nyrt	199,955	309
			17,921
Iceland (0.0%)
[2]	Arion Banki HF	910,889	1,094
*	Alvotech SA	91,372	707
	Hagar HF	671,192	560
	Islandsbanki HF	591,741	495
	Reitir fasteignafelag hf	560,810	457
	Kvika banki HF	3,643,468	380
	Festi HF	154,022	360
	Heimar HF	926,391	258
	Skagi Hf	1,478,358	213
*	Olgerdin Egill Skallagrims HF	1,484,761	211
	Sjova-Almennar Tryggingar HF	604,301	204
	Eimskipafelag Islands hf	60,545	171
	Siminn HF	884,912	95

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Icelandair Group HF	10,559,372	83
*	Kaldalon Hf.	251,885	49
			5,337
India (2.3%)
	HDFC Bank Ltd.	3,678,874	83,562
	Reliance Industries Ltd.	3,539,976	58,779
	ICICI Bank Ltd.	3,409,663	57,314
	Bharti Airtel Ltd. (XNSE)	1,624,206	35,827
	Infosys Ltd.	1,826,827	32,295
	Tata Consultancy Services Ltd.	677,976	27,675
	Axis Bank Ltd.	1,487,493	20,865
	Mahindra & Mahindra Ltd.	574,273	19,897
	Bajaj Finance Ltd.	181,972	18,568
	Kotak Mahindra Bank Ltd.	710,314	18,565
	Larsen & Toubro Ltd.	438,190	17,345
	Hindustan Unilever Ltd.	579,776	16,096
	Sun Pharmaceutical Industries Ltd.	705,283	15,297
[2]	Reliance Industries Ltd. GDR	215,065	14,015
*	Eternal Ltd.	4,963,947	13,586
	Maruti Suzuki India Ltd.	89,135	12,920
	NTPC Ltd.	3,068,510	12,855
	HCL Technologies Ltd.	686,336	12,730
	Titan Co. Ltd.	264,617	10,572
	Tata Motors Ltd.	1,374,093	10,472
	UltraTech Cement Ltd.	74,768	10,303
	ITC Ltd.	1,971,855	9,928
	Power Grid Corp. of India Ltd.	2,719,653	9,878
	Tata Steel Ltd.	5,550,252	9,238
	Bharat Electronics Ltd.	2,346,604	8,728
	Asian Paints Ltd.	293,480	8,429
	Infosys Ltd. ADR	453,806	7,987
	JSW Steel Ltd.	651,449	7,959
	Grasim Industries Ltd.	239,110	7,759
*,2	InterGlobe Aviation Ltd.	120,873	7,532
	Adani Ports & Special Economic Zone Ltd.	517,241	7,441
	Oil & Natural Gas Corp. Ltd.	2,506,505	7,253
	Trent Ltd.	118,514	7,244
	Cipla Ltd.	390,249	7,161
	Tech Mahindra Ltd.	396,539	7,053
	Coal India Ltd.	1,468,421	6,691
	Nestle India Ltd.	234,073	6,616
	Hindalco Industries Ltd.	894,137	6,609
	Hindustan Aeronautics Ltd.	122,820	6,513
*	Jio Financial Services Ltd.	2,090,661	6,457
	Eicher Motors Ltd.	95,125	6,264
	Max Healthcare Institute Ltd.	482,003	6,254
	Tata Consumer Products Ltd.	436,696	6,026
	Shriram Finance Ltd.	828,654	6,005
	Divi's Laboratories Ltd.	81,100	5,854
	State Bank of India	611,653	5,713
	Bajaj Finserv Ltd.	245,751	5,676
[2]	HDFC Life Insurance Co. Ltd.	641,176	5,637
[2]	SBI Life Insurance Co. Ltd.	268,633	5,618
	Adani Enterprises Ltd.	201,911	5,499
	Dr. Reddy's Laboratories Ltd.	388,095	5,448
	State Bank of India GDR (Registered)	56,855	5,309
	Apollo Hospitals Enterprise Ltd.	63,115	5,217
*	Suzlon Energy Ltd.	7,623,149	5,083
	Indian Hotels Co. Ltd.	541,652	5,040
	Vedanta Ltd.	1,001,977	4,975
	Britannia Industries Ltd.	76,847	4,947
	Varun Beverages Ltd.	796,794	4,919
	TVS Motor Co. Ltd.	155,149	4,903
*,2	Avenue Supermarts Ltd.	96,936	4,807
	Dixon Technologies India Ltd.	24,402	4,757
	Bharat Petroleum Corp. Ltd. (XNSE)	1,289,485	4,726
	Cholamandalam Investment & Finance Co. Ltd.	267,169	4,726
*	Adani Power Ltd.	748,465	4,703
	Info Edge India Ltd.	55,010	4,602

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Power Finance Corp. Ltd.	938,285	4,539
	Indian Oil Corp. Ltd.	2,698,368	4,399
	Tata Power Co. Ltd.	963,137	4,376
*	Indus Towers Ltd.	888,767	4,283
	Persistent Systems Ltd.	67,470	4,246
	Bajaj Auto Ltd.	43,078	4,093
	REC Ltd.	810,408	4,045
[2]	ICICI Lombard General Insurance Co. Ltd.	177,888	3,952
*	PB Fintech Ltd.	204,264	3,925
	Cummins India Ltd.	113,141	3,885
	Gail India Ltd.	1,721,840	3,849
	Lupin Ltd.	153,922	3,828
	Ambuja Cements Ltd.	598,282	3,814
	SRF Ltd.	105,458	3,758
	Hero MotoCorp Ltd.	82,110	3,720
	Coforge Ltd.	40,908	3,556
	Pidilite Industries Ltd.	98,307	3,534
	Godrej Consumer Products Ltd.	235,713	3,515
	United Spirits Ltd.	189,058	3,496
[1]	Wipro Ltd. ADR	1,187,604	3,397
[2]	HDFC Asset Management Co. Ltd.	64,504	3,343
	BSE Ltd.	43,505	3,290
	DLF Ltd.	408,988	3,262
	UPL Ltd.	400,602	3,177
[2]	LTIMindtree Ltd.	57,377	3,114
	CG Power & Industrial Solutions Ltd.	418,227	3,100
	Shree Cement Ltd.	8,816	3,099
	Ashok Leyland Ltd.	1,104,147	2,948
	Samvardhana Motherson International Ltd.	1,853,669	2,927
	Havells India Ltd.	147,978	2,802
*	Yes Bank Ltd.	13,344,915	2,801
	Marico Ltd.	328,108	2,759
	Torrent Pharmaceuticals Ltd.	69,898	2,749
	Sundaram Finance Ltd.	43,816	2,734
[2]	Macrotech Developers Ltd.	169,197	2,662
	Colgate-Palmolive India Ltd.	86,107	2,639
	Jindal Steel & Power Ltd.	244,942	2,602
*	Adani Energy Solutions Ltd.	245,000	2,597
	Federal Bank Ltd.	1,113,884	2,593
	Hindustan Petroleum Corp. Ltd.	576,285	2,579
	MRF Ltd.	1,614	2,569
	Embassy Office Parks REIT	566,641	2,560
	Solar Industries India Ltd.	15,922	2,480
*	Aurobindo Pharma Ltd.	170,057	2,479
	Fortis Healthcare Ltd.	305,681	2,479
	APL Apollo Tubes Ltd.	129,242	2,470
	Bharat Heavy Electricals Ltd.	919,164	2,465
	Bajaj Holdings & Investment Ltd.	17,102	2,431
*	GMR Airports Ltd.	2,341,766	2,414
	Phoenix Mills Ltd.	122,460	2,410
	Page Industries Ltd.	4,351	2,346
*	Max Financial Services Ltd.	151,864	2,343
	Bosch Ltd.	6,662	2,320
	PI Industries Ltd.	53,494	2,304
*	One 97 Communications Ltd.	225,096	2,289
	Bharat Forge Ltd.	174,458	2,285
	ABB India Ltd.	34,773	2,272
	Torrent Power Ltd.	122,947	2,238
	Tube Investments of India Ltd.	65,220	2,236
*	Godrej Properties Ltd.	85,913	2,195
	Voltas Ltd.	149,693	2,194
	Dabur India Ltd.	377,666	2,181
	Bharti Airtel Ltd.	129,607	2,167
	Alkem Laboratories Ltd.	35,736	2,165
*	Adani Green Energy Ltd.	195,765	2,081
	Polycab India Ltd.	31,646	2,065
*	Mankind Pharma Ltd.	70,573	2,057
	Coromandel International Ltd.	78,055	2,049
	Bank of Baroda	686,086	2,030
*	FSN E-Commerce Ventures Ltd.	870,399	1,999

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Siemens Ltd.	57,867	1,985
	Jubilant Foodworks Ltd.	232,930	1,970
	Mphasis Ltd.	67,211	1,963
	JSW Energy Ltd.	343,437	1,949
	Punjab National Bank	1,626,938	1,929
	SBI Cards & Payment Services Ltd.	185,495	1,919
	Indian Railway Catering & Tourism Corp. Ltd.	215,599	1,919
	NHPC Ltd.	1,875,482	1,901
[2]	AU Small Finance Bank Ltd.	232,017	1,863
	Wipro Ltd.	645,732	1,844
	360 ONE WAM Ltd.	155,991	1,817
[2]	ICICI Prudential Life Insurance Co. Ltd.	245,704	1,785
[2]	Laurus Labs Ltd.	248,066	1,776
	Petronet LNG Ltd.	473,332	1,757
	Muthoot Finance Ltd.	68,223	1,756
	Mazagon Dock Shipbuilders Ltd.	47,467	1,726
	Oil India Ltd.	354,910	1,725
	NMDC Ltd.	2,245,022	1,722
*	IDFC First Bank Ltd.	2,234,772	1,720
	Prestige Estates Projects Ltd.	105,630	1,719
[2]	Indian Railway Finance Corp. Ltd.	1,163,730	1,713
*,3	Siemens Energy India Ltd.	57,867	1,697
	JK Cement Ltd.	27,942	1,685
	Berger Paints India Ltd.	261,629	1,682
	Balkrishna Industries Ltd.	53,144	1,680
	Patanjali Foods Ltd.	74,291	1,674
	Supreme Industries Ltd.	39,809	1,667
	Zydus Lifesciences Ltd.	156,374	1,646
	Crompton Greaves Consumer Electricals Ltd.	409,915	1,637
	Blue Star Ltd.	78,760	1,592
	KPIT Technologies Ltd.	106,347	1,584
	Kalyan Jewellers India Ltd.	257,330	1,572
*	ITC Hotels Ltd.	678,206	1,561
*	Vodafone Idea Ltd.	18,442,773	1,551
	Tata Communications Ltd.	81,136	1,527
	Glenmark Pharmaceuticals Ltd.	93,013	1,521
	KEI Industries Ltd.	41,825	1,516
	Ipca Laboratories Ltd.	90,840	1,506
	Oberoi Realty Ltd.	77,533	1,505
	Oracle Financial Services Software Ltd.	14,222	1,470
	Jindal Stainless Ltd. (XNSE)	211,684	1,464
	Rail Vikas Nigam Ltd.	350,695	1,456
	Tata Elxsi Ltd.	21,240	1,451
	Container Corp. of India Ltd.	181,360	1,449
	Ramco Cements Ltd.	129,000	1,438
	GE Vernova T&D India Ltd.	77,615	1,437
	Radico Khaitan Ltd.	49,351	1,433
	Kalpataru Projects International Ltd.	123,222	1,418
[2]	Sona Blw Precision Forgings Ltd.	248,884	1,417
	Union Bank of India Ltd.	942,948	1,404
	Cholamandalam Financial Holdings Ltd.	60,518	1,339
	Exide Industries Ltd.	320,290	1,330
	LIC Housing Finance Ltd.	185,833	1,325
	Computer Age Management Services Ltd.	27,673	1,276
[2]	Syngene International Ltd.	162,712	1,221
	Bharat Dynamics Ltd.	67,201	1,218
	Canara Bank	1,050,540	1,211
	Apollo Tyres Ltd.	215,699	1,205
	Adani Total Gas Ltd.	168,698	1,196
*,2	Krishna Institute of Medical Sciences Ltd.	153,430	1,193
*	Delhivery Ltd.	329,124	1,189
*	Five-Star Business Finance Ltd.	142,007	1,187
	Hitachi Energy India Ltd.	6,905	1,185
	Hindustan Zinc Ltd.	226,523	1,180
[2]	Aster DM Healthcare Ltd.	197,411	1,179
	Mahindra & Mahindra Financial Services Ltd.	378,815	1,175
	Steel Authority of India Ltd.	862,696	1,165
*	Aditya Birla Fashion & Retail Ltd.	372,364	1,160
*	Kaynes Technology India Ltd.	16,958	1,160
	United Breweries Ltd.	45,340	1,159

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Navin Fluorine International Ltd.	21,400	1,146
	Dalmia Bharat Ltd.	49,815	1,143
	Astral Ltd. (XNSE)	71,322	1,135
*	Aditya Birla Capital Ltd.	488,490	1,135
	Redington Ltd.	389,447	1,132
	Brigade Enterprises Ltd.	92,401	1,124
	Gujarat Fluorochemicals Ltd.	24,328	1,120
	Bharti Hexacom Ltd.	56,015	1,119
	Multi Commodity Exchange of India Ltd.	15,376	1,117
	EIH Ltd.	254,275	1,115
	UNO Minda Ltd.	104,975	1,112
	ACC Ltd.	49,382	1,100
*	PVR Inox Ltd.	98,553	1,099
	Indian Bank	161,857	1,082
[2]	General Insurance Corp. of India	216,545	1,069
	Piramal Enterprises Ltd.	91,459	1,048
	Thermax Ltd.	26,734	1,041
	Central Depository Services India Ltd.	66,412	1,038
	Angel One Ltd.	37,684	1,036
[2]	Bandhan Bank Ltd.	528,197	1,035
	Schaeffler India Ltd.	25,170	1,034
	Biocon Ltd.	270,592	1,031
	Tata Chemicals Ltd.	103,115	1,020
*	Suven Pharmaceuticals Ltd.	74,665	1,007
	GlaxoSmithKline Pharmaceuticals Ltd.	28,670	1,006
	Lloyds Metals & Energy Ltd.	69,401	992
	Deepak Nitrite Ltd.	43,286	991
	Indraprastha Gas Ltd.	433,850	986
	National Aluminium Co. Ltd.	530,805	984
	PG Electroplast Ltd.	97,820	980
	L&T Finance Ltd.	495,344	964
	Linde India Ltd.	12,703	952
	IRB Infrastructure Developers Ltd.	1,732,025	936
*,2	PNB Housing Finance Ltd. (XNSE)	77,429	929
	Narayana Hrudayalaya Ltd.	44,644	929
	Emami Ltd.	125,311	925
*	Global Health Ltd.	65,233	924
	Amara Raja Energy & Mobility Ltd.	79,658	918
	Manappuram Finance Ltd.	331,021	904
*	Nazara Technologies Ltd.	74,539	892
[2]	Gland Pharma Ltd.	53,088	880
*	Indian Renewable Energy Development Agency Ltd.	442,984	879
	AIA Engineering Ltd.	23,200	878
*	Amber Enterprises India Ltd.	11,943	872
	Ajanta Pharma Ltd.	26,717	856
[2]	Brookfield India Real Estate Trust	248,770	853
*	IIFL Finance Ltd.	200,640	852
	Carborundum Universal Ltd.	68,907	833
	Chambal Fertilisers & Chemicals Ltd.	101,353	831
*	Poonawalla Fincorp Ltd.	185,051	825
*	Reliance Power Ltd.	1,738,160	823
	Piramal Pharma Ltd.	329,458	823
	Firstsource Solutions Ltd.	204,149	820
	Godfrey Phillips India Ltd.	8,534	818
[2]	Cochin Shipyard Ltd.	42,991	811
*	Wockhardt Ltd.	52,521	807
[2]	L&T Technology Services Ltd.	16,031	805
*	Inox Wind Ltd.	402,487	805
	Atul Ltd.	10,044	804
	Tata Technologies Ltd.	101,646	792
*	Aavas Financiers Ltd.	34,352	791
	Escorts Kubota Ltd.	20,386	786
*	Bajaj Housing Finance Ltd.	542,641	783
	Housing & Urban Development Corp. Ltd.	294,320	780
	Nuvama Wealth Management Ltd.	10,744	779
	Sammaan Capital Ltd.	544,530	778
	JB Chemicals & Pharmaceuticals Ltd.	40,794	777
	KEC International Ltd.	92,787	768
	Himadri Speciality Chemical Ltd.	146,429	760
	Aegis Logistics Ltd.	80,873	751

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	Nippon Life India Asset Management Ltd.	98,912	747
	Bank of India	545,811	745
	CESC Ltd.	394,390	742
	Bank of Maharashtra	1,233,433	741
	NBCC India Ltd.	656,497	740
	Cyient Ltd.	52,414	738
	Aditya Birla Real Estate Ltd.	32,386	737
*	Star Health & Allied Insurance Co. Ltd.	158,423	733
	Neuland Laboratories Ltd.	5,162	732
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	46,914	711
	Welspun Corp. Ltd.	77,864	709
[2]	Home First Finance Co. India Ltd.	48,543	707
*	Jyoti CNC Automation Ltd.	55,193	704
	Gujarat State Petronet Ltd.	182,854	702
[2]	Dr Lal PathLabs Ltd.	21,318	700
*	AWL Agri Business Ltd.	221,428	698
	Natco Pharma Ltd.	68,640	691
	Motilal Oswal Financial Services Ltd.	88,564	686
*	EID Parry India Ltd.	70,619	683
	Castrol India Ltd.	290,502	680
	Rainbow Children's Medicare Ltd.	41,427	677
	Poly Medicure Ltd.	22,193	676
	City Union Bank Ltd.	321,428	674
	Elgi Equipments Ltd.	126,598	669
	Apar Industries Ltd.	10,059	668
*	Affle India Ltd.	35,569	667
	Sundram Fasteners Ltd.	61,310	666
	Motherson Sumi Wiring India Ltd.	997,331	658
	Gujarat Gas Ltd.	122,589	657
	SKF India Ltd.	14,198	653
[2]	RBL Bank Ltd.	273,031	648
*,2	Lemon Tree Hotels Ltd.	391,721	636
*	Reliance Infrastructure Ltd.	209,841	631
[2]	Eris Lifesciences Ltd.	37,223	631
	Concord Biotech Ltd.	35,190	631
	Asahi India Glass Ltd.	72,227	627
	LMW Ltd.	3,214	620
	3M India Ltd.	1,726	617
	Zensar Technologies Ltd.	71,738	614
	UTI Asset Management Co. Ltd.	51,005	614
	Kaveri Seed Co. Ltd.	35,891	610
	Aarti Industries Ltd.	122,095	609
[2]	Indian Energy Exchange Ltd.	269,891	607
*	PTC Industries Ltd.	3,970	604
	Mahanagar Gas Ltd.	37,727	600
	Great Eastern Shipping Co. Ltd.	58,258	599
	NCC Ltd.	239,084	598
	Zee Entertainment Enterprises Ltd.	475,074	597
	Karur Vysya Bank Ltd.	228,490	591
	Kfin Technologies Ltd.	41,150	585
	Grindwell Norton Ltd.	29,168	583
	Intellect Design Arena Ltd.	62,018	579
	Ceat Ltd.	14,384	567
	Bata India Ltd.	39,350	562
*	Jaiprakash Power Ventures Ltd.	3,260,206	562
	NLC India Ltd.	207,351	558
*	Just Dial Ltd.	49,981	551
	Ratnamani Metals & Tubes Ltd.	17,242	549
	Timken India Ltd.	18,821	547
	Tata Investment Corp. Ltd.	7,765	547
[2]	Mindspace Business Parks REIT	119,626	546
	ZF Commercial Vehicle Control Systems India Ltd.	3,669	545
	Sonata Software Ltd.	108,866	544
*	Devyani International Ltd.	254,261	540
	Data Patterns India Ltd.	18,379	540
	Sobha Ltd. (XNSE)	34,251	538
	Honeywell Automation India Ltd.	1,309	535
	KPR Mill Ltd.	45,181	534
	CRISIL Ltd.	10,042	529
	Whirlpool of India Ltd.	35,447	528

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Granules India Ltd.	95,895	518
*	Medplus Health Services Ltd.	53,824	514
	Sudarshan Chemical Industries Ltd.	42,301	513
	JSW Infrastructure Ltd.	147,282	512
[2]	IndiaMart InterMesh Ltd.	18,644	510
	Sumitomo Chemical India Ltd.	84,403	509
	Balrampur Chini Mills Ltd.	77,901	508
*	Embassy Developments Ltd.	425,000	493
	HFCL Ltd.	524,693	493
*	Cartrade Tech Ltd.	24,093	486
	Can Fin Homes Ltd.	57,436	485
	Finolex Cables Ltd.	46,951	481
	Kirloskar Oil Engines Ltd.	54,280	478
	SJVN Ltd.	430,727	478
	Newgen Software Technologies Ltd.	40,735	476
	Jubilant Pharmova Ltd.	44,430	472
	Jubilant Ingrevia Ltd.	61,540	470
	Zen Technologies Ltd.	27,926	469
	Triveni Turbine Ltd.	75,940	467
[2]	Paradeep Phosphates Ltd.	273,294	467
	Kajaria Ceramics Ltd.	48,902	464
	Transformers & Rectifiers India Ltd.	78,865	463
	Gillette India Ltd.	4,859	462
	Jindal Saw Ltd.	156,942	462
	DCM Shriram Ltd.	38,811	460
[2]	PowerGrid Infrastructure Investment Trust	484,992	460
[2]	Premier Energies Ltd.	39,638	460
	CreditAccess Grameen Ltd.	35,480	457
	Anand Rathi Wealth Ltd.	22,524	455
	Birlasoft Ltd.	97,428	451
	BEML Ltd.	12,006	450
	Astra Microwave Products Ltd.	45,744	449
*	Onesource Speciality Pharma Ltd.	23,381	449
*	Godrej Industries Ltd.	34,961	448
	BASF India Ltd.	8,538	444
	CMS Info Systems Ltd.	84,849	442
	Aptus Value Housing Finance India Ltd.	116,689	440
	Nava Ltd.	81,824	440
*	Go Digit General Insurance Ltd.	129,076	437
	Anant Raj Ltd.	80,558	431
*	Chalet Hotels Ltd.	46,053	431
	Shyam Metalics & Energy Ltd.	42,257	430
	IndusInd Bank Ltd.	43,066	428
	Ramkrishna Forgings Ltd.	60,770	428
	Sun TV Network Ltd.	57,602	423
	Arvind Ltd.	97,613	420
	Praj Industries Ltd.	76,620	417
	LT Foods Ltd.	100,860	414
	Vinati Organics Ltd.	21,487	413
*	Gokaldas Exports Ltd.	41,131	412
	Bayer CropScience Ltd.	7,372	409
	HBL Engineering Ltd.	71,591	409
	GHCL Ltd.	59,253	408
	Titagarh Rail System Ltd.	46,065	408
	Swan Energy Ltd.	85,770	408
*	VA Tech Wabag Ltd.	26,739	407
	Bombay Burmah Trading Co.	18,422	406
	Gravita India Ltd.	19,505	406
	AMI Organics Ltd.	30,160	404
*	Valor Estate Ltd.	195,367	402
[2]	Endurance Technologies Ltd.	17,985	400
	Marksans Pharma Ltd.	154,065	400
	Garden Reach Shipbuilders & Engineers Ltd.	17,613	400
	AstraZeneca Pharma India Ltd.	3,876	397
	Usha Martin Ltd.	115,701	396
	CCL Products India Ltd.	56,428	395
	Hindustan Copper Ltd.	156,415	395
	Jupiter Life Line Hospitals Ltd.	22,591	392
*	Websol Energy System Ltd.	25,263	392
	Vijaya Diagnostic Centre Ltd.	32,862	390

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Craftsman Automation Ltd.	7,135	389
*	Sapphire Foods India Ltd.	103,005	386
*	Ola Electric Mobility Ltd.	662,701	382
*	GMR Power & Urban Infra Ltd.	279,437	375
	Jyothy Labs Ltd.	85,006	375
	eClerx Services Ltd.	12,586	373
*	Honasa Consumer Ltd.	126,975	372
	Kansai Nerolac Paints Ltd.	121,828	371
*,2	Tejas Networks Ltd.	44,480	370
	Tilaknagar Industries Ltd.	109,236	370
	Kirloskar Brothers Ltd.	18,149	369
	Techno Electric & Engineering Co. Ltd.	29,014	365
	JBM Auto Ltd.	47,218	363
	Strides Pharma Science Ltd.	46,763	360
	Vedant Fashions Ltd.	38,647	356
	HEG Ltd.	64,425	356
	TD Power Systems Ltd.	69,159	354
	Blue Dart Express Ltd.	4,807	353
	PCBL CHEMICAL Ltd.	82,980	353
	Genus Power Infrastructures Ltd.	104,933	353
	Elecon Engineering Co. Ltd.	54,502	352
	Finolex Industries Ltd.	169,019	349
	Raymond Ltd.	19,219	348
	Sanofi India Ltd.	4,933	347
*	SignatureGlobal India Ltd.	25,529	347
	Edelweiss Financial Services Ltd.	370,357	346
	IDBI Bank Ltd.	366,011	346
	V-Guard Industries Ltd.	80,619	344
	Mastek Ltd.	13,582	336
*	Westlife Foodworld Ltd.	42,368	335
	Doms Industries Ltd.	10,342	335
	IIFL Capital Services Ltd.	127,582	334
	Aditya Birla Sun Life Asset Management Co. Ltd.	42,523	333
	CIE Automotive India Ltd.	69,191	332
	Action Construction Equipment Ltd.	23,855	331
	Time Technoplast Ltd.	81,820	327
*	TVS Supply Chain Solutions Ltd.	239,869	327
	Shakti Pumps India Ltd.	32,760	327
	Caplin Point Laboratories Ltd.	14,678	326
	Vardhman Textiles Ltd.	60,171	323
[2]	Equitas Small Finance Bank Ltd.	407,119	323
	Garware Technical Fibres Ltd.	31,580	322
*	Shilpa Medicare Ltd.	41,813	320
	Supreme Petrochem Ltd.	41,282	318
	TVS Holdings Ltd.	2,947	318
	Godawari Power & Ispat Ltd.	147,400	318
*	SBFC Finance Ltd.	262,081	317
	Orient Cement Ltd.	76,098	315
	Safari Industries India Ltd.	13,246	314
	Voltamp Transformers Ltd.	3,630	314
	Kirloskar Pneumatic Co. Ltd.	23,464	313
	Anup Engineering Ltd.	8,819	313
	Engineers India Ltd.	147,079	312
*	Network18 Media & Investments Ltd.	605,316	312
*	Ashoka Buildcon Ltd.	142,973	312
	Century Plyboards India Ltd.	37,259	308
	Sarda Energy & Minerals Ltd.	57,184	307
	BLS International Services Ltd.	72,612	305
	Mrs Bectors Food Specialities Ltd.	17,314	305
	Avanti Feeds Ltd.	29,194	302
*	Restaurant Brands Asia Ltd.	315,551	302
	Netweb Technologies India Ltd.	18,036	302
	Jupiter Wagons Ltd.	72,009	301
	Chennai Petroleum Corp. Ltd.	41,434	300
	Olectra Greentech Ltd.	21,742	299
	Bikaji Foods International Ltd.	36,159	299
	EPL Ltd.	133,127	298
*	Jai Balaji Industries Ltd.	210,585	298
	JK Lakshmi Cement Ltd.	32,258	297
	Prudent Corporate Advisory Services Ltd.	11,341	297

Total World Stock Index Fund
		Shares	Market Value• ($000)
	ITD Cementation India Ltd.	51,366	296
	Care Ratings Ltd.	20,479	294
*	Hindustan Construction Co. Ltd.	965,189	294
	KRBL Ltd.	79,882	293
	Vesuvius India Ltd.	5,296	291
[2]	Ujjivan Small Finance Bank Ltd.	574,904	291
	Garware Hi-Tech Films Ltd.	7,665	289
	ION Exchange India Ltd.	48,802	288
	Capri Global Capital Ltd.	150,232	288
	Sanofi Consumer Healthcare India Ltd.	4,933	288
	Polyplex Corp. Ltd.	19,884	287
*	Aadhar Housing Finance Ltd.	51,275	284
*	Nuvoco Vistas Corp. Ltd.	74,717	283
*	Chemplast Sanmar Ltd.	58,316	283
*	NMDC Steel Ltd.	674,943	282
*	Pricol Ltd.	53,732	278
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	47,988	276
	Pfizer Ltd.	5,418	275
*,2	Metropolis Healthcare Ltd.	13,609	274
	Fine Organic Industries Ltd.	5,648	273
[2]	IRCON International Ltd.	150,234	272
	AurionPro Solutions Ltd.	15,938	270
[2]	Sansera Engineering Ltd.	20,991	269
	JM Financial Ltd.	223,256	268
	Tamilnad Mercantile Bank Ltd.	51,470	267
	Minda Corp. Ltd.	46,421	267
	Gujarat State Fertilizers & Chemicals Ltd.	119,346	263
	JK Tyre & Industries Ltd.	71,530	263
	Procter & Gamble Health Ltd.	4,346	262
	DCB Bank Ltd.	163,334	262
	Alembic Pharmaceuticals Ltd.	25,190	261
	RR Kabel Ltd.	20,803	257
*	Alok Industries Ltd.	1,300,808	255
	Metro Brands Ltd.	20,079	255
*	Zaggle Prepaid Ocean Services Ltd.	66,827	255
	PTC India Ltd.	121,115	253
	Zydus Wellness Ltd.	12,043	252
	NIIT Learning Systems Ltd.	56,349	250
	Welspun India Ltd.	163,043	246
*	Schneider Electric Infrastructure Ltd.	35,880	245
	ISGEC Heavy Engineering Ltd.	18,256	244
	Infibeam Avenues Ltd. (XNSE)	1,207,451	243
	Jammu & Kashmir Bank Ltd.	216,079	242
	Akzo Nobel India Ltd.	5,907	241
[2]	New India Assurance Co. Ltd.	118,334	241
*	India Cements Ltd.	65,559	239
*	Shree Renuka Sugars Ltd.	702,285	239
	Triveni Engineering & Industries Ltd.	49,306	239
	South Indian Bank Ltd.	787,710	238
	Cera Sanitaryware Ltd.	3,753	238
	Electrosteel Castings Ltd.	205,511	236
	Archean Chemical Industries Ltd.	31,677	235
	Clean Science & Technology Ltd.	16,468	229
	Karnataka Bank Ltd.	98,208	228
	Rain Industries Ltd.	136,140	228
	Gujarat Pipavav Port Ltd.	144,949	228
[2]	Godrej Agrovet Ltd.	25,053	228
	Syrma SGS Technology Ltd.	40,235	223
	KSB Ltd.	25,540	222
	Saregama India Ltd.	35,469	220
[2]	KPI Green Energy Ltd.	48,810	220
*	Sterling & Wilson Renewable	68,064	219
*	JSW Holdings Ltd.	783	218
	RITES Ltd.	80,897	216
	Relaxo Footwears Ltd.	44,286	214
	Happiest Minds Technologies Ltd.	31,684	214
	Trident Ltd.	679,166	213
*	Borosil Renewables Ltd.	36,359	213
*	V-Mart Retail Ltd.	5,403	209
	Suprajit Engineering Ltd.	45,808	209

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Rallis India Ltd.	74,494	208
	Tanla Platforms Ltd.	37,034	208
[2]	Quess Corp. Ltd.	53,096	207
*	IFCI Ltd.	409,822	206
	Arvind Fashions Ltd.	43,446	205
	Maharashtra Seamless Ltd.	26,258	204
	GMM Pfaudler Ltd.	16,739	203
	Texmaco Rail & Engineering Ltd.	125,174	200
	KNR Constructions Ltd.	76,589	198
	Rhi Magnesita India Ltd.	37,741	197
	Graphite India Ltd.	36,497	195
	Orient Electric Ltd.	70,738	194
*	RattanIndia Power Ltd.	1,646,457	194
	PNC Infratech Ltd.	59,998	188
	Route Mobile Ltd.	16,654	188
*	Tata Teleservices Maharashtra Ltd.	277,414	187
*	VIP Industries Ltd.	51,550	187
	Railtel Corp. of India Ltd.	52,839	185
	Shipping Corp. of India Ltd.	87,101	184
[2]	IRB InvIT Fund	279,757	181
*	Rajesh Exports Ltd.	83,961	180
	Balaji Amines Ltd.	11,748	176
*	Rategain Travel Technologies Ltd.	34,272	176
*	Raymond Lifestyle Ltd.	15,375	175
	Cello World Ltd.	26,752	173
*	MTAR Technologies Ltd.	10,067	170
*	Central Bank of India Ltd.	373,305	164
*	Dhani Services Ltd.	238,903	163
	Thomas Cook India Ltd.	100,656	160
	Mahindra Lifespace Developers Ltd.	39,289	159
	NOCIL Ltd.	76,124	159
	TTK Prestige Ltd.	22,000	158
*	TeamLease Services Ltd.	6,983	156
*	Sheela Foam Ltd.	20,446	156
	Mangalore Refinery & Petrochemicals Ltd.	97,251	154
	Birla Corp. Ltd.	12,063	151
	Bajaj Electricals Ltd.	22,908	148
*	Eureka Forbes Ltd.	24,832	145
*	Sterlite Technologies Ltd.	194,762	144
	Paisalo Digital Ltd.	370,757	142
	G R Infraprojects Ltd.	10,872	134
	JK Paper Ltd.	35,100	131
[2]	Dilip Buildcon Ltd.	24,359	122
	Galaxy Surfactants Ltd.	4,894	120
	Gateway Distriparks Ltd.	168,614	119
	Campus Activewear Ltd.	41,160	118
*,3	Brightcom Group Ltd.	961,390	117
	Alkyl Amines Chemicals Ltd.	5,678	115
*,3	Digitide Solutions Ltd.	53,096	101
*,3	Bluspring Enterprises Ltd.	53,096	101
	Symphony Ltd.	6,918	94
*	Bajaj Consumer Care Ltd.	41,473	82
	Vaibhav Global Ltd.	25,010	65
	Allcargo Logistics Ltd.	177,663	62
	NIIT Ltd.	40,043	61
*,3	STL Networks Ltd.	194,762	60
*	Sun Pharma Advanced Research Co. Ltd.	32,065	55
	Vakrangee Ltd.	236,119	28
			1,301,499
Indonesia (0.1%)
	Bank Central Asia Tbk PT	36,814,720	19,574
	Bank Rakyat Indonesia Persero Tbk PT	46,468,242	10,762
	Bank Mandiri Persero Tbk PT	30,031,264	8,868
	Telkom Indonesia Persero Tbk PT	29,856,940	4,706
	Astra International Tbk PT	12,555,030	3,629
*	Amman Mineral Internasional PT	8,162,700	3,505
*	GoTo Gojek Tokopedia Tbk PT	669,824,600	3,417
	Bank Negara Indonesia Persero Tbk PT	9,409,560	2,371
	Sumber Alfaria Trijaya Tbk PT	12,598,600	1,631

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Bumi Resources Minerals Tbk PT	66,721,482	1,538
	Charoen Pokphand Indonesia Tbk PT	4,620,000	1,317
	United Tractors Tbk PT	959,260	1,311
	Indofood Sukses Makmur Tbk PT	2,617,800	1,263
*	Merdeka Copper Gold Tbk PT	10,711,400	1,078
	Indofood CBP Sukses Makmur Tbk PT	1,391,300	951
	Kalbe Farma Tbk PT	11,495,200	947
	Alamtri Resources Indonesia Tbk PT	6,972,400	799
	Barito Pacific Tbk PT	15,410,777	691
	Perusahaan Gas Negara Persero Tbk PT	6,351,200	645
	Aneka Tambang Tbk	4,856,300	635
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,976,500	614
	Medikaloka Hermina Tbk PT	7,968,500	543
	Mitra Keluarga Karyasehat Tbk PT	3,503,400	530
*	Bumi Resources Tbk PT	81,990,165	528
	Japfa Comfeed Indonesia Tbk PT	4,297,000	471
	Elang Mahkota Teknologi Tbk PT	14,286,300	461
	Jasa Marga Persero Tbk PT	1,768,517	456
	Mitra Adiperkasa Tbk PT	5,496,000	453
	XLSMART Telecom Sejahtera Tbk PT	3,450,446	447
	Petrindo Jaya Kreasi Tbk PT	1,001,600	430
	Bank Syariah Indonesia Tbk PT	2,461,181	423
	Dayamitra Telekomunikasi PT	11,275,900	421
*	Bank Jago Tbk PT	3,518,500	392
	Unilever Indonesia Tbk PT	3,601,300	371
	Indosat Tbk PT	3,501,600	369
	Sarana Menara Nusantara Tbk PT	10,600,800	364
	Ciputra Development Tbk PT	6,511,930	361
	Tower Bersama Infrastructure Tbk PT	2,882,359	345
	Cisarua Mountain Dairy Tbk PT	1,236,200	341
	Pakuwon Jati Tbk PT	14,553,500	335
	Semen Indonesia Persero Tbk PT	2,056,694	324
	Bukit Asam Tbk PT	1,937,900	322
	AKR Corporindo Tbk PT	4,222,200	320
	Mayora Indah Tbk PT	2,290,500	315
	Medco Energi Internasional Tbk PT	4,933,581	312
*	Bumi Serpong Damai Tbk PT	5,776,200	301
	Indo Tambangraya Megah Tbk PT	221,200	293
*	Bukalapak.com PT Tbk	33,476,000	293
*	Panin Financial Tbk PT	12,408,800	289
	Indocement Tunggal Prakarsa Tbk PT	871,700	281
	Siloam International Hospitals Tbk PT	1,774,566	278
	Summarecon Agung Tbk PT	9,447,166	246
	BFI Finance Indonesia Tbk PT	4,558,800	241
	Avia Avian Tbk PT	9,290,900	233
	Map Aktif Adiperkasa PT	5,841,700	229
	Pabrik Kertas Tjiwi Kimia Tbk PT	735,400	227
*	Adaro Minerals Indonesia Tbk PT	4,050,900	220
*	MNC Digital Entertainment Tbk PT	7,638,286	217
	Matahari Department Store Tbk PT	2,042,500	216
	Bank Tabungan Negara Persero Tbk PT	3,224,980	205
*	Bank Pan Indonesia Tbk PT	2,092,200	203
*	Gudang Garam Tbk PT	330,600	200
	ESSA Industries Indonesia Tbk PT	5,478,700	200
	Trimegah Bangun Persada Tbk PT	4,237,600	179
*	Vale Indonesia Tbk PT	1,180,144	177
	Surya Citra Media Tbk PT	11,298,100	139
	Bank BTPN Syariah Tbk PT	1,919,700	137
	Aspirasi Hidup Indonesia Tbk PT	3,765,500	121
*,3	Waskita Karya Persero Tbk PT	9,251,808	113
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,103,700	111
*	Lippo Karawaci Tbk PT	19,524,292	108
*	Timah Tbk PT	1,493,300	107
*	Media Nusantara Citra Tbk PT	6,116,100	97
*	Bank Neo Commerce Tbk PT	4,158,400	65
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,217,790	63
	Astra Agro Lestari Tbk PT	170,855	61
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	51
*	Global Mediacom Tbk PT	4,445,800	38

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bank Danamon Indonesia Tbk PT	189,500	28
			85,853
Ireland (0.1%)
	Kerry Group plc Class A	111,558	11,810
	AIB Group plc	1,342,518	9,023
	Kingspan Group plc	100,656	8,494
	Bank of Ireland Group plc	659,736	7,746
	Glanbia plc (XDUB)	111,498	1,443
	Cairn Homes plc (XDUB)	426,619	940
	Dalata Hotel Group plc	120,798	692
*,3	Irish Bank Resolution Corp. Ltd.	14,385	—
			40,148
Israel (0.2%)
	Bank Leumi Le-Israel BM	1,008,958	14,328
	Bank Hapoalim BM	929,793	13,639
*	Teva Pharmaceutical Industries Ltd.	736,390	11,419
	Israel Discount Bank Ltd. Class A	881,278	6,583
	Elbit Systems Ltd.	16,443	6,322
*	Nice Ltd.	40,223	6,284
	Mizrahi Tefahot Bank Ltd.	94,370	4,779
	Phoenix Financial Ltd.	214,594	4,226
*	Nova Ltd.	19,773	3,818
	ICL Group Ltd.	460,277	3,073
*	Tower Semiconductor Ltd.	69,163	2,528
	First International Bank of Israel Ltd.	36,940	2,029
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,296,802	1,972
	Azrieli Group Ltd.	22,234	1,619
*	Big Shopping Centers Ltd.	10,525	1,537
	Melisron Ltd.	15,686	1,334
*	Enlight Renewable Energy Ltd.	73,842	1,196
	Clal Insurance Enterprises Holdings Ltd.	42,674	1,171
	Shufersal Ltd.	124,178	1,163
	Paz Retail & Energy Ltd.	7,844	1,108
	Delek Group Ltd.	6,928	1,105
	Israel Corp. Ltd.	3,441	1,083
*	Camtek Ltd.	16,168	1,074
	Mivne Real Estate KD Ltd.	339,594	991
	Alony Hetz Properties & Investments Ltd.	116,065	969
	Harel Insurance Investments & Financial Services Ltd.	57,896	962
	Aura Investments Ltd.	152,228	798
	Electra Ltd.	1,482	784
	Hilan Ltd.	12,014	767
	Reit 1 Ltd.	145,927	758
	Next Vision Stabilized Systems Ltd.	28,778	758
*	Bet Shemesh Engines Holdings 1997 Ltd.	5,583	747
*	OPC Energy Ltd.	73,081	690
	Tel Aviv Stock Exchange Ltd.	55,680	685
	Amot Investments Ltd.	126,574	670
	One Software Technologies Ltd.	35,181	665
	Shapir Engineering & Industry Ltd.	91,917	641
	Strauss Group Ltd.	27,341	619
*	Equital Ltd.	16,480	618
	Isracard Ltd.	126,001	593
*	Shikun & Binui Ltd.	177,799	582
*	Airport City Ltd.	37,952	564
	Menora Mivtachim Holdings Ltd.	9,950	527
	Mega Or Holdings Ltd.	15,509	527
	FIBI Holdings Ltd.	9,088	526
	Migdal Insurance & Financial Holdings Ltd.	263,851	507
	Kenon Holdings Ltd.	16,357	504
	Ashtrom Group Ltd.	30,729	483
	Partner Communications Co. Ltd.	72,295	480
	Formula Systems 1985 Ltd.	5,169	456
	Sapiens International Corp. NV	16,420	451
*	Fattal Holdings 1998 Ltd.	3,383	442
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,728	438
	Matrix IT Ltd.	17,238	422
	Energix-Renewable Energies Ltd.	140,935	417
	Fox Wizel Ltd.	4,705	396

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Gav-Yam Lands Corp. Ltd.	43,838	390
	YH Dimri Construction & Development Ltd.	4,239	358
	Israel Canada T.R Ltd.	100,438	327
	Oil Refineries Ltd.	1,298,336	326
*	Cellcom Israel Ltd.	51,535	326
	Danel Adir Yeoshua Ltd.	3,008	325
	Summit Real Estate Holdings Ltd.	20,728	306
*	OY Nofar Energy Ltd.	11,945	280
	Sella Capital Real Estate Ltd.	112,637	276
	Delta Galil Ltd.	5,243	247
*	Perion Network Ltd.	25,241	238
*	Priortech Ltd.	5,204	211
*	Delek Automotive Systems Ltd.	26,913	194
	Elco Ltd.	4,366	194
	G City Ltd.	45,132	156
	AudioCodes Ltd.	13,457	127
	IDI Insurance Co. Ltd.	2,463	115
			118,223
Italy (0.8%)
	UniCredit SpA	1,025,499	59,664
	Intesa Sanpaolo SpA	10,247,819	54,706
	Enel SpA	5,100,140	44,213
	Ferrari NV	80,886	37,028
	Generali	800,834	29,269
	Eni SpA	1,371,784	19,646
	Leonardo SpA	261,682	13,604
	Stellantis NV	1,359,170	12,648
	Banco BPM SpA	995,814	11,116
	Prysmian SpA	191,174	10,502
	Moncler SpA	149,636	9,236
	Terna - Rete Elettrica Nazionale	904,607	8,995
	Snam SpA	1,486,296	8,531
	FinecoBank Banca Fineco SpA	412,191	8,248
	Mediobanca Banca di Credito Finanziario SpA	367,962	7,526
[2]	Poste Italiane SpA	294,824	5,984
	Banca Monte dei Paschi di Siena SpA	682,601	5,773
	BPER Banca SpA	693,308	5,631
	Unipol Assicurazioni SpA	241,086	4,324
	Recordati Industria Chimica e Farmaceutica SpA	69,786	4,118
	Tenaris SA	189,159	3,154
	Banca Popolare di Sondrio SpA	233,598	2,927
	Buzzi SpA	55,532	2,910
*,2	Nexi SpA	485,972	2,839
	Hera SpA	574,854	2,721
*	Telecom Italia SpA (MTAA)	6,817,658	2,700
	Italgas SpA	321,436	2,641
	Brunello Cucinelli SpA	23,258	2,626
	Reply SpA	14,467	2,583
[2]	Infrastrutture Wireless Italiane SpA	215,678	2,576
	Lottomatica Group SpA	110,796	2,525
	A2A SpA	986,997	2,510
[1]	Davide Campari-Milano NV	315,112	2,114
	Banca Mediolanum SpA	137,953	2,062
	Iveco Group NV	126,185	2,016
	Azimut Holding SpA	72,127	2,004
	Banca Generali SpA	33,287	1,975
*,1	Saipem SpA	824,754	1,905
	Amplifon SpA	87,010	1,665
	Interpump Group SpA	48,125	1,651
[2]	Pirelli & C SpA	262,262	1,621
	DiaSorin SpA	13,824	1,580
	De' Longhi SpA	45,042	1,394
	Webuild SpA (MTAA)	321,334	1,166
	Iren SpA	407,360	1,163
[2]	Technogym SpA	82,916	1,120
	Maire SpA	103,524	1,118
	SOL SpA	23,582	1,077
*,2	BFF Bank SpA	104,952	994
	Tenaris SA ADR	29,498	982

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Brembo NV	92,593	866
[2]	Carel Industries SpA	35,916	720
*	Technoprobe SpA	110,048	707
[2]	Enav SpA	156,225	692
	ERG SpA	32,477	664
	ACEA SpA	27,865	655
*	Fincantieri SpA	48,370	630
	Credito Emiliano SpA	42,857	589
	MFE-MediaForEurope NV Class A	154,765	563
	Moltiply Group SpA	10,827	536
	Tamburi Investment Partners SpA	62,453	535
	Intercos SpA	30,207	455
[2]	RAI Way SpA	63,457	435
	Cementir Holding NV	26,273	431
	Danieli & C Officine Meccaniche SpA (MTAA)	11,340	391
	Sesa SpA	4,305	364
	Banca IFIS SpA	13,418	336
*,1	Juventus Football Club SpA	90,263	316
	Salvatore Ferragamo SpA	48,656	305
	El.En. SpA	29,464	296
[2]	Anima Holding SpA	42,610	289
	Sanlorenzo SpA	8,234	264
	Ariston Holding NV	56,751	256
	MFE-MediaForEurope NV Class B	50,501	246
	Italmobiliare SpA	7,863	219
*,2	GVS SpA	39,763	193
	Arnoldo Mondadori Editore SpA	74,965	182
[1]	Piaggio & C SpA	90,492	178
	Tinexta SpA	15,151	162
	MARR SpA	13,886	154
[1]	Zignago Vetro SpA	13,478	136
	Alerion Cleanpower SpA	5,494	101
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	42
			433,989
Japan (5.9%)
	Toyota Motor Corp.	7,574,540	144,669
	Sony Group Corp.	3,871,900	102,152
	Mitsubishi UFJ Financial Group Inc.	7,287,960	91,822
	Hitachi Ltd.	2,873,260	71,014
	Sumitomo Mitsui Financial Group Inc.	2,405,444	57,387
	Nintendo Co. Ltd.	680,060	56,459
	Recruit Holdings Co. Ltd.	929,627	51,516
	Keyence Corp.	121,732	50,895
	Tokio Marine Holdings Inc.	1,226,956	49,179
	Mitsubishi Corp.	2,439,300	46,314
	ITOCHU Corp.	874,728	44,736
	Tokyo Electron Ltd.	287,200	42,764
	Mizuho Financial Group Inc.	1,655,910	41,402
	Mitsubishi Heavy Industries Ltd.	2,091,370	41,227
	Fast Retailing Co. Ltd.	119,200	39,210
	Mitsui & Co. Ltd.	1,876,900	37,953
	Shin-Etsu Chemical Co. Ltd.	1,246,580	37,935
	KDDI Corp.	1,926,100	34,137
	SoftBank Group Corp.	667,840	33,772
	Daiichi Sankyo Co. Ltd.	1,208,800	30,922
	Takeda Pharmaceutical Co. Ltd.	1,018,439	30,806
	Honda Motor Co. Ltd.	2,995,223	30,476
	Softbank Corp.	17,810,430	26,952
	Hoya Corp.	226,051	26,599
	Fujitsu Ltd.	1,133,300	25,177
	Chugai Pharmaceutical Co. Ltd.	425,900	24,536
	Mitsubishi Electric Corp.	1,257,340	24,324
	Japan Tobacco Inc.	717,482	22,104
	Seven & i Holdings Co. Ltd.	1,494,100	21,994
	Daikin Industries Ltd.	183,563	20,912
	Advantest Corp.	483,156	20,213
	Sompo Holdings Inc.	616,025	20,188
	NEC Corp.	797,400	19,411
	MS&AD Insurance Group Holdings Inc.	839,168	19,074

Total World Stock Index Fund
	Shares	Market Value• ($000)
Nippon Telegraph & Telephone Corp.	17,965,700	18,779
Sumitomo Corp.	768,300	18,759
Marubeni Corp.	1,036,528	18,376
Canon Inc.	583,300	18,000
Terumo Corp.	934,656	17,890
Mitsui Fudosan Co. Ltd.	1,804,300	17,882
Komatsu Ltd.	583,350	16,870
Dai-ichi Life Holdings Inc.	2,287,600	16,517
Panasonic Holdings Corp.	1,432,659	16,427
FANUC Corp.	615,355	15,618
Bridgestone Corp.	372,204	15,564
Denso Corp.	1,200,400	15,499
Murata Manufacturing Co. Ltd.	1,087,222	15,489
FUJIFILM Holdings Corp.	755,200	15,468
East Japan Railway Co.	712,015	15,434
Aeon Co. Ltd.	506,100	14,966
Oriental Land Co. Ltd.	704,100	14,912
Bandai Namco Holdings Inc.	420,000	14,596
ORIX Corp.	720,660	14,456
Otsuka Holdings Co. Ltd.	294,100	14,338
Suzuki Motor Corp.	1,182,684	14,173
Daiwa House Industry Co. Ltd.	381,000	13,786
Mitsubishi Estate Co. Ltd.	771,291	13,548
Nippon Steel Corp.	625,558	13,167
TDK Corp.	1,225,800	13,081
Asahi Group Holdings Ltd.	936,056	12,938
Kao Corp.	299,548	12,827
Ajinomoto Co. Inc.	620,700	12,696
Renesas Electronics Corp.	1,066,623	12,517
Central Japan Railway Co.	594,095	12,502
Japan Post Bank Co. Ltd.	1,212,836	12,470
Toyota Industries Corp.	105,700	12,396
Nidec Corp.	678,492	12,058
Astellas Pharma Inc.	1,193,500	11,952
Japan Post Holdings Co. Ltd.	1,216,852	11,828
Disco Corp.	61,100	11,822
Sumitomo Mitsui Trust Group Inc.	473,292	11,709
SMC Corp.	35,600	11,522
Resona Holdings Inc.	1,413,789	11,341
Kyocera Corp.	936,500	11,099
Nomura Holdings Inc.	1,952,300	10,881
Nomura Research Institute Ltd.	277,869	10,522
Sumitomo Realty & Development Co. Ltd.	282,246	10,513
Secom Co. Ltd.	267,074	9,820
Olympus Corp.	741,600	9,717
Nippon Yusen KK	279,200	9,122
Toyota Tsusho Corp.	458,200	9,106
Sekisui House Ltd.	381,700	8,775
Konami Group Corp.	61,200	8,740
ENEOS Holdings Inc.	1,815,007	8,738
Shimano Inc.	61,900	8,721
Asics Corp.	404,300	8,690
Shionogi & Co. Ltd.	513,100	8,620
Kirin Holdings Co. Ltd.	546,700	8,270
Pan Pacific International Holdings Corp.	265,600	8,177
Nitto Denko Corp.	464,800	8,170
Sumitomo Electric Industries Ltd.	497,600	7,998
Tokyo Gas Co. Ltd.	239,700	7,964
Japan Exchange Group Inc.	706,500	7,860
NTT Data Group Corp.	392,800	7,801
Kansai Electric Power Co. Inc.	631,500	7,780
Obic Co. Ltd.	218,500	7,650
Unicharm Corp.	822,700	7,639
T&D Holdings Inc.	353,400	7,520
Obayashi Corp.	482,600	7,488
Kajima Corp.	311,200	7,431
Sysmex Corp.	399,602	7,418
Kubota Corp.	621,200	7,219
Mitsui OSK Lines Ltd.	214,317	7,138
Subaru Corp.	382,800	6,932

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Inpex Corp.	549,600	6,875
	Capcom Co. Ltd.	233,800	6,769
	Toray Industries Inc.	1,057,100	6,751
	West Japan Railway Co.	311,664	6,556
	IHI Corp.	82,600	6,470
	Fujikura Ltd.	171,500	6,381
	LY Corp.	1,687,000	6,380
	Asahi Kasei Corp.	893,400	6,226
	Trend Micro Inc.	86,200	6,185
	Osaka Gas Co. Ltd.	241,700	6,129
	Daiwa Securities Group Inc.	931,900	6,128
	Nitori Holdings Co. Ltd.	51,400	6,116
	Kikkoman Corp.	620,950	6,079
	Daifuku Co. Ltd.	227,700	6,024
	Kawasaki Heavy Industries Ltd.	94,600	5,643
	Taisei Corp.	102,599	5,563
	Chubu Electric Power Co. Inc.	423,470	5,499
*	Rakuten Group Inc.	895,800	5,282
	Sanrio Co. Ltd.	131,776	5,251
	Lasertec Corp.	55,900	5,197
	Ryohin Keikaku Co. Ltd.	152,770	5,164
[1]	Eisai Co. Ltd.	174,700	5,050
	Nippon Paint Holdings Co. Ltd.	653,853	4,982
	Idemitsu Kosan Co. Ltd.	787,170	4,878
	Makita Corp.	164,600	4,814
	Aisin Corp.	370,500	4,706
	Isuzu Motors Ltd.	348,220	4,683
	TOPPAN Holdings Inc.	166,300	4,668
	BayCurrent Inc.	86,370	4,654
	Nippon Building Fund Inc.	4,992	4,634
	SBI Holdings Inc.	172,240	4,529
	Yamaha Motor Co. Ltd.	569,800	4,475
	Ebara Corp.	293,600	4,410
	Concordia Financial Group Ltd.	677,479	4,382
	MatsukiyoCocokara & Co.	238,740	4,382
	Sekisui Chemical Co. Ltd.	247,900	4,332
	JFE Holdings Inc.	370,300	4,313
	Hikari Tsushin Inc.	15,500	4,299
	Nexon Co. Ltd.	273,324	4,288
	TIS Inc.	143,800	4,151
	Shiseido Co. Ltd.	251,400	4,133
	Daito Trust Construction Co. Ltd.	36,552	4,070
	Hankyu Hanshin Holdings Inc.	141,000	4,022
	Mitsubishi HC Capital Inc. (XTKS)	568,450	4,021
	Sanwa Holdings Corp.	121,400	3,985
	Toho Co. Ltd.	69,600	3,974
	Hulic Co. Ltd.	379,971	3,973
	Shimadzu Corp.	153,600	3,932
	Mitsubishi Chemical Group Corp.	805,984	3,918
	Toyo Suisan Kaisha Ltd.	60,500	3,911
	MEIJI Holdings Co. Ltd.	158,468	3,896
	Chiba Bank Ltd.	432,600	3,846
	Japan Real Estate Investment Corp.	4,843	3,843
	Yakult Honsha Co. Ltd.	184,676	3,794
	Dai Nippon Printing Co. Ltd.	269,800	3,761
	Tokyu Corp.	306,200	3,714
	Nippon Sanso Holdings Corp.	115,800	3,706
	Fuji Electric Co. Ltd.	80,877	3,596
	Ricoh Co. Ltd.	341,300	3,590
	Zensho Holdings Co. Ltd.	57,600	3,559
	SCREEN Holdings Co. Ltd.	53,500	3,558
	Omron Corp.	119,400	3,544
	Shimizu Corp.	331,500	3,541
	Minebea Mitsumi Inc.	239,184	3,505
	Yaskawa Electric Corp.	165,863	3,495
	M3 Inc.	276,338	3,463
	Sumitomo Metal Mining Co. Ltd.	154,400	3,426
	AGC Inc.	109,200	3,409
	Otsuka Corp.	153,300	3,400
	Niterra Co. Ltd.	108,400	3,375

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Yokogawa Electric Corp.	155,400	3,363
	Ono Pharmaceutical Co. Ltd.	291,500	3,355
[1]	Kawasaki Kisen Kaisha Ltd.	241,691	3,315
	Dentsu Group Inc.	157,449	3,301
*	Nissan Motor Co. Ltd.	1,386,601	3,301
	Hoshizaki Corp.	77,564	3,298
	Sojitz Corp.	133,259	3,153
	Skylark Holdings Co. Ltd.	151,847	3,151
	Shizuoka Financial Group Inc.	279,900	3,110
	Mitsui Chemicals Inc.	141,300	3,105
	Nissin Foods Holdings Co. Ltd.	139,900	3,085
	Keisei Electric Railway Co. Ltd.	297,400	3,082
	Kyoto Financial Group Inc.	179,000	3,072
	Isetan Mitsukoshi Holdings Ltd.	231,000	2,969
	Seibu Holdings Inc.	121,288	2,931
*	Tokyo Electric Power Co. Holdings Inc.	955,200	2,922
	Square Enix Holdings Co. Ltd.	50,400	2,914
	Japan Metropolitan Fund Investment	4,362	2,906
	Mebuki Financial Group Inc.	592,850	2,897
	MonotaRO Co. Ltd.	150,344	2,892
	SG Holdings Co. Ltd.	268,400	2,826
	ZOZO Inc.	276,900	2,812
	Kobe Bussan Co. Ltd.	91,800	2,805
	Suntory Beverage & Food Ltd.	79,400	2,774
	Nomura Real Estate Master Fund Inc.	2,785	2,773
	Azbil Corp.	320,200	2,757
	Fukuoka Financial Group Inc.	101,564	2,683
	Tokyu Fudosan Holdings Corp.	382,086	2,676
	Food & Life Cos. Ltd.	72,300	2,675
	KDX Realty Investment Corp.	2,557	2,663
	Nippon Prologis REIT Inc.	1,601	2,648
	Nissan Chemical Corp.	90,500	2,647
	Brother Industries Ltd.	148,800	2,615
	Sumitomo Forestry Co. Ltd.	90,000	2,591
	USS Co. Ltd.	259,800	2,590
	Oji Holdings Corp.	547,700	2,585
	Oracle Corp. Japan	21,100	2,537
	Nippon Express Holdings Inc.	141,800	2,532
	SCSK Corp.	96,200	2,516
	Kintetsu Group Holdings Co. Ltd.	115,700	2,491
	GLP J-Reit	2,885	2,488
	Seiko Epson Corp.	178,900	2,482
	Kyushu Electric Power Co. Inc.	277,800	2,476
[1]	TOTO Ltd.	93,800	2,473
	Kobe Steel Ltd.	209,200	2,453
	Daiwa House REIT Investment Corp.	1,459	2,444
	Yamato Holdings Co. Ltd.	171,500	2,435
	MISUMI Group Inc.	173,700	2,433
	Kyushu Railway Co.	92,524	2,395
	Kyowa Kirin Co. Ltd.	153,200	2,392
	CyberAgent Inc.	278,968	2,388
	Tosoh Corp.	169,390	2,388
	Sumitomo Chemical Co. Ltd.	983,592	2,378
	Japan Post Insurance Co. Ltd.	118,178	2,376
*	Rakuten Bank Ltd.	56,300	2,368
[1]	McDonald's Holdings Co. Japan Ltd.	55,900	2,364
	Kurita Water Industries Ltd.	70,400	2,331
	Sega Sammy Holdings Inc.	110,700	2,323
	Tokyo Tatemono Co. Ltd.	128,700	2,307
	Sapporo Holdings Ltd.	40,600	2,255
	Mazda Motor Corp.	376,400	2,250
	Alfresa Holdings Corp.	148,200	2,237
	Kuraray Co. Ltd.	191,300	2,235
	Marui Group Co. Ltd.	111,400	2,217
	Santen Pharmaceutical Co. Ltd.	216,200	2,190
	Haseko Corp.	153,000	2,185
	Keio Corp.	79,800	2,171
	Open House Group Co. Ltd.	48,800	2,164
	Tobu Railway Co. Ltd.	118,300	2,159
	Credit Saison Co. Ltd.	92,400	2,158

Total World Stock Index Fund
	Shares	Market Value• ($000)
Tohoku Electric Power Co. Inc.	299,700	2,154
Rohto Pharmaceutical Co. Ltd.	128,600	2,151
Resonac Holdings Corp.	117,088	2,130
NH Foods Ltd.	56,300	2,126
Hamamatsu Photonics KK	228,600	2,114
Medipal Holdings Corp.	124,700	2,113
Invincible Investment Corp.	5,084	2,101
Orix JREIT Inc.	1,665	2,097
Persol Holdings Co. Ltd.	1,150,100	2,083
Kadokawa Corp.	76,872	2,067
Tsuruha Holdings Inc.	25,600	2,059
Odakyu Electric Railway Co. Ltd.	186,100	2,055
Kinden Corp.	78,900	2,042
Hitachi Construction Machinery Co. Ltd.	68,300	2,041
Nisshin Seifun Group Inc.	157,620	2,034
Hachijuni Bank Ltd.	268,400	2,026
Rohm Co. Ltd.	217,700	1,982
Iyogin Holdings Inc.	170,000	1,972
NOF Corp.	130,800	1,969
Taiheiyo Cement Corp.	72,800	1,960
Asahi Intecc Co. Ltd.	127,300	1,957
Nomura Real Estate Holdings Inc.	328,500	1,954
Ibiden Co. Ltd.	70,200	1,946
ANA Holdings Inc.	101,030	1,941
Hirose Electric Co. Ltd.	17,121	1,937
THK Co. Ltd.	78,600	1,936
Yamazaki Baking Co. Ltd.	80,700	1,932
Lixil Corp.	163,500	1,927
Sohgo Security Services Co. Ltd.	238,700	1,887
Shimamura Co. Ltd.	28,200	1,876
Yokohama Rubber Co. Ltd.	85,500	1,869
Electric Power Development Co. Ltd.	105,800	1,857
Gunma Bank Ltd.	222,600	1,856
Yamaha Corp.	252,900	1,848
Fujitec Co. Ltd.	47,100	1,845
Nichirei Corp.	133,900	1,837
Lion Corp.	149,800	1,836
Mitsubishi Gas Chemical Co. Inc.	120,300	1,833
Amada Co. Ltd.	177,400	1,776
Horiba Ltd.	25,700	1,757
NGK Insulators Ltd.	141,000	1,740
J Front Retailing Co. Ltd.	141,600	1,733
Coca-Cola Bottlers Japan Holdings Inc.	91,875	1,726
Advance Residence Investment Corp.	1,652	1,702
Nikon Corp.	176,200	1,694
Japan Steel Works Ltd.	41,000	1,689
Japan Airlines Co. Ltd.	93,045	1,686
GMO Payment Gateway Inc.	26,906	1,685
Keihan Holdings Co. Ltd.	68,100	1,668
Tokyo Century Corp.	156,780	1,651
Koei Tecmo Holdings Co. Ltd.	96,024	1,647
United Urban Investment Corp.	1,551	1,632
Sundrug Co. Ltd.	48,100	1,603
Cosmo Energy Holdings Co. Ltd.	38,852	1,595
Japan Hotel REIT Investment Corp.	3,221	1,593
Sankyo Co. Ltd.	104,600	1,592
Toyo Seikan Group Holdings Ltd.	91,200	1,592
COMSYS Holdings Corp.	71,798	1,591
Keikyu Corp.	152,700	1,589
Takasago Thermal Engineering Co. Ltd.	35,500	1,571
SUMCO Corp.	225,126	1,552
DeNA Co. Ltd.	57,203	1,547
Suzuken Co. Ltd.	42,760	1,545
Kewpie Corp.	67,200	1,528
TechnoPro Holdings Inc.	68,400	1,525
Toho Gas Co. Ltd.	50,500	1,511
Koito Manufacturing Co. Ltd.	124,500	1,508
Zenkoku Hosho Co. Ltd.	69,300	1,504
Rinnai Corp.	67,100	1,503
BIPROGY Inc.	45,600	1,489

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Stanley Electric Co. Ltd.	79,100	1,482
	Sumitomo Rubber Industries Ltd.	116,772	1,471
	Cosmos Pharmaceutical Corp.	22,800	1,467
	Kobayashi Pharmaceutical Co. Ltd.	38,400	1,465
	Topcon Corp.	63,800	1,449
	Takashimaya Co. Ltd.	187,700	1,447
	Japan Prime Realty Investment Corp.	585	1,445
	Hisamitsu Pharmaceutical Co. Inc.	47,600	1,444
	DMG Mori Co. Ltd.	82,400	1,432
	Kokusai Electric Corp.	77,400	1,429
	Tokyo Seimitsu Co. Ltd.	25,400	1,417
	Tokyo Ohka Kogyo Co. Ltd.	64,200	1,412
	Nikkon Holdings Co. Ltd.	68,300	1,410
	Mitsui Fudosan Logistics Park Inc.	1,971	1,407
	77 Bank Ltd.	44,700	1,401
	Iida Group Holdings Co. Ltd.	87,997	1,393
	Kansai Paint Co. Ltd.	92,200	1,390
	Air Water Inc.	101,800	1,388
[1]	Sekisui House REIT Inc.	2,570	1,386
	Sumitomo Heavy Industries Ltd.	66,300	1,380
	Kandenko Co. Ltd.	68,800	1,364
	Nagoya Railroad Co. Ltd.	111,300	1,357
	Yamaguchi Financial Group Inc.	114,400	1,352
	Hirogin Holdings Inc.	162,100	1,347
	Kamigumi Co. Ltd.	54,500	1,334
	EXEO Group Inc.	113,800	1,329
	Internet Initiative Japan Inc.	71,500	1,326
	Goldwin Inc.	23,100	1,324
	Nippon Gas Co. Ltd.	71,800	1,324
	NSK Ltd.	301,100	1,315
	Furukawa Electric Co. Ltd.	41,500	1,311
	Mitsubishi Logistics Corp.	190,000	1,311
	Hokuhoku Financial Group Inc.	72,700	1,304
	Nishi-Nippon Financial Holdings Inc.	87,900	1,291
	Socionext Inc.	118,800	1,278
[1]	Aozora Bank Ltd.	92,090	1,271
	Sankyu Inc.	28,800	1,260
	Yamato Kogyo Co. Ltd.	21,100	1,256
	Kakaku.com Inc.	70,968	1,255
*	Mercari Inc.	77,418	1,255
	Relo Group Inc.	94,253	1,245
	Tomy Co. Ltd.	56,200	1,237
	Seino Holdings Co. Ltd.	78,200	1,231
	Daicel Corp.	144,400	1,229
	Kokuyo Co. Ltd.	59,700	1,223
	Nihon Kohden Corp.	101,000	1,220
	Mitsubishi Materials Corp.	77,034	1,215
	Kyushu Financial Group Inc.	240,570	1,214
	Toho Holdings Co. Ltd.	37,100	1,213
	Taiyo Yuden Co. Ltd.	80,300	1,211
	Zeon Corp.	123,300	1,209
	Toda Corp.	189,000	1,204
	Nippon Kayaku Co. Ltd.	127,200	1,198
	Aeon Mall Co. Ltd.	62,272	1,195
	Morinaga Milk Industry Co. Ltd.	50,300	1,195
	Alps Alpine Co. Ltd.	117,267	1,191
	Miura Co. Ltd.	55,800	1,189
	Toyo Tire Corp.	63,400	1,185
	ADEKA Corp.	65,600	1,183
	Japan Airport Terminal Co. Ltd.	41,000	1,179
	Iwatani Corp.	122,800	1,176
	Kagome Co. Ltd.	57,100	1,175
	Park24 Co. Ltd.	82,700	1,172
	Welcia Holdings Co. Ltd.	66,400	1,171
	NSD Co. Ltd.	49,680	1,170
	DIC Corp.	59,800	1,167
	Nippon Accommodations Fund Inc.	1,430	1,167
	Nagase & Co. Ltd.	66,000	1,163
	Hakuhodo DY Holdings Inc.	154,700	1,163
	Tsumura & Co.	38,500	1,158

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nichias Corp.	34,400	1,157
	Mitsubishi Motors Corp.	412,900	1,143
	Nabtesco Corp.	76,000	1,141
	Macnica Holdings Inc.	81,600	1,135
	Daishi Hokuetsu Financial Group Inc.	51,700	1,132
	LaSalle Logiport REIT	1,186	1,131
	Nifco Inc.	45,202	1,121
	Ulvac Inc.	33,000	1,119
	Amano Corp.	38,300	1,115
	Sugi Holdings Co. Ltd.	53,100	1,115
	Industrial & Infrastructure Fund Investment Corp.	1,353	1,107
	Makino Milling Machine Co. Ltd.	14,000	1,104
	Japan Logistics Fund Inc.	1,671	1,093
	NHK Spring Co. Ltd.	98,100	1,090
	Chugin Financial Group Inc.	97,000	1,090
	San-In Godo Bank Ltd.	122,400	1,087
	Dexerials Corp.	92,400	1,086
	INFRONEER Holdings Inc.	125,752	1,073
	Maruwa Co. Ltd.	5,200	1,069
	Sawai Group Holdings Co. Ltd.	74,100	1,068
	Yaoko Co. Ltd.	15,600	1,045
	Casio Computer Co. Ltd.	133,500	1,044
	GS Yuasa Corp.	58,300	1,024
	Ezaki Glico Co. Ltd.	31,000	1,023
	Nankai Electric Railway Co. Ltd.	64,600	1,023
	AEON REIT Investment Corp.	1,169	1,023
	Yamada Holdings Co. Ltd.	316,572	1,020
	Fuji Soft Inc.	14,700	1,010
	Colowide Co. Ltd.	80,000	1,008
	Canon Marketing Japan Inc.	28,100	995
	Penta-Ocean Construction Co. Ltd.	173,400	995
	Chugoku Electric Power Co. Inc.	185,800	988
	JTEKT Corp.	127,900	988
	Wacoal Holdings Corp.	28,300	988
	Rakus Co. Ltd.	65,000	988
	Kyudenko Corp.	29,200	981
	UBE Corp.	66,800	980
	Ship Healthcare Holdings Inc.	67,500	979
	Activia Properties Inc.	408	978
	Fuyo General Lease Co. Ltd.	34,900	974
	Workman Co. Ltd.	30,912	974
*	SHIFT Inc.	106,300	973
	Kose Corp.	22,400	966
	JGC Holdings Corp.	119,700	957
	Mitsui Mining & Smelting Co. Ltd.	35,100	954
	Shiga Bank Ltd.	23,700	953
	House Foods Group Inc.	48,500	951
	Nissui Corp.	156,400	951
	Nojima Corp.	52,600	946
[1]	NTT UD REIT Investment Corp.	999	938
	Mabuchi Motor Co. Ltd.	64,000	935
*	Konica Minolta Inc.	302,400	928
	Kusuri no Aoki Holdings Co. Ltd.	38,900	926
*	Money Forward Inc.	30,794	922
	Suruga Bank Ltd.	104,000	921
	Yoshinoya Holdings Co. Ltd.	41,600	912
	SWCC Corp.	20,000	909
	OBIC Business Consultants Co. Ltd.	18,889	908
	Calbee Inc.	45,100	907
	Modec Inc.	29,700	901
	Bic Camera Inc.	83,100	891
	Frontier Real Estate Investment Corp.	1,595	885
	Tokuyama Corp.	43,300	884
[1]	Ito En Ltd.	36,900	883
	SHO-BOND Holdings Co. Ltd.	24,600	883
	ABC-Mart Inc.	47,400	882
	Daiwabo Holdings Co. Ltd.	51,700	875
	NS Solutions Corp.	36,800	873
	Senko Group Holdings Co. Ltd.	73,200	870
	Dowa Holdings Co. Ltd.	27,100	869

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nippon Electric Glass Co. Ltd.	38,000	869
	Resorttrust Inc.	84,300	868
	Sanki Engineering Co. Ltd.	33,900	866
	GMO internet group Inc.	36,600	861
	Kotobuki Spirits Co. Ltd.	57,800	860
	Japan Elevator Service Holdings Co. Ltd.	39,800	860
	Maruichi Steel Tube Ltd.	35,900	848
	Comforia Residential REIT Inc.	434	844
*	Visional Inc.	13,942	843
	Hazama Ando Corp.	83,800	835
	NOK Corp.	60,300	833
	SBI Sumishin Net Bank Ltd.	28,500	832
	Takara Holdings Inc.	102,900	831
	Toyoda Gosei Co. Ltd.	43,100	828
	Mizuho Leasing Co. Ltd.	112,000	825
	Toridoll Holdings Corp.	27,500	823
	Inaba Denki Sangyo Co. Ltd.	31,000	817
	Teijin Ltd.	97,100	814
	Mori Hills REIT Investment Corp.	883	813
	MEITEC Group Holdings Inc.	39,300	807
	Mitsui-Soko Holdings Co. Ltd.	39,000	804
	Jeol Ltd.	24,900	801
	Sumitomo Bakelite Co. Ltd.	34,400	800
	Seria Co. Ltd.	39,122	794
	Anritsu Corp.	78,700	787
	Mitsui E&S Co. Ltd.	61,600	786
	Shikoku Electric Power Co. Inc.	95,600	786
	SKY Perfect JSAT Holdings Inc.	96,700	782
	Seven Bank Ltd.	432,600	778
	Kaneka Corp.	31,800	777
	Daiwa Office Investment Corp.	361	773
	Mori Trust REIT Inc.	1,735	770
	Nihon Parkerizing Co. Ltd.	92,000	766
	Nippon Shinyaku Co. Ltd.	29,700	766
	Rengo Co. Ltd.	137,300	766
	Kanematsu Corp.	44,000	764
	Nippon Television Holdings Inc.	33,000	764
*	PeptiDream Inc.	56,100	764
	Organo Corp.	15,900	761
	Takeuchi Manufacturing Co. Ltd.	24,300	761
	Morinaga & Co. Ltd.	42,500	758
	PAL GROUP Holdings Co. Ltd.	27,500	757
	Citizen Watch Co. Ltd.	130,100	753
	Aica Kogyo Co. Ltd.	32,300	749
	Yonex Co. Ltd.	45,600	746
	Acom Co. Ltd.	264,700	742
	Ushio Inc.	61,400	739
	Monogatari Corp.	28,216	736
	Daiwa Securities Living Investments Corp.	1,166	736
	Kanadevia Corp.	114,500	734
	H2O Retailing Corp.	53,600	733
*	Sanken Electric Co. Ltd.	16,600	733
	Fuji Corp.	49,100	730
	K's Holdings Corp.	75,568	724
	OKUMA Corp.	32,200	723
	Nippon Shokubai Co. Ltd.	61,600	722
	Harmonic Drive Systems Inc.	30,638	720
	Meidensha Corp.	26,100	717
	Osaka Soda Co. Ltd.	68,800	717
	Sinfonia Technology Co. Ltd.	16,700	714
	Ain Holdings Inc.	18,500	713
*	Sansan Inc.	52,192	713
*	Sharp Corp.	120,129	712
	Tokyo Kiraboshi Financial Group Inc.	17,949	710
	Hulic REIT Inc.	694	710
	Achilles Corp.	75,200	709
	S&B Foods Inc.	35,800	709
	Sangetsu Corp.	34,800	708
	Daido Steel Co. Ltd.	93,500	705
[1]	Hokuetsu Corp.	91,700	702

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shochiku Co. Ltd.	7,500	702
	Create Restaurants Holdings Inc.	71,700	699
	Toei Animation Co. Ltd.	28,830	697
	JVCKenwood Corp.	93,200	696
	Heiwa Real Estate REIT Inc.	751	692
	Pigeon Corp.	57,060	691
	Mitsubishi Estate Logistics REIT Investment Corp.	846	691
	Daiichikosho Co. Ltd.	58,300	682
	Simplex Holdings Inc.	31,900	675
	Dentsu Soken Inc.	15,400	674
	Sotetsu Holdings Inc.	44,200	674
	Rorze Corp.	66,900	673
	Fuji Oil Co. Ltd.	30,600	671
	Okamura Corp.	48,200	669
	Mirait One Corp.	42,400	667
	Taiyo Holdings Co. Ltd.	18,000	666
	Tokai Carbon Co. Ltd.	102,700	663
	Pilot Corp.	23,600	659
	Toei Co. Ltd.	18,000	659
	Nishi-Nippon Railroad Co. Ltd.	42,800	658
	Nihon M&A Center Holdings Inc.	161,300	658
	Kumagai Gumi Co. Ltd.	22,000	656
	Round One Corp.	105,600	655
	Sun Corp.	12,000	655
	Fujitsu General Ltd.	32,800	644
	DTS Corp.	22,600	643
	Mitsubishi Logisnext Co. Ltd.	45,700	642
	Exedy Corp.	21,300	640
	Nishimatsu Construction Co. Ltd.	17,200	640
	Bank of Nagoya Ltd.	12,100	637
	Takuma Co. Ltd.	49,400	637
	NIPPON REIT Investment Corp.	1,092	637
	North Pacific Bank Ltd.	180,500	631
	Denka Co. Ltd.	46,000	628
[1]	Hoshino Resorts REIT Inc.	408	628
	Yushin Co.	140,400	627
	Tokyu REIT Inc.	500	626
	Hanwa Co. Ltd.	18,800	623
	DCM Holdings Co. Ltd.	65,500	623
	Taikisha Ltd.	38,000	622
	JINS Holdings Inc.	9,900	621
	Maeda Kosen Co. Ltd.	43,500	620
	Juroku Financial Group Inc.	18,300	619
	As One Corp.	39,000	618
	Senshu Ikeda Holdings Inc.	184,500	609
[1]	TBS Holdings Inc.	18,100	607
	GungHo Online Entertainment Inc.	28,670	607
*	Sumitomo Pharma Co. Ltd.	109,700	606
*	Hino Motors Ltd.	189,300	602
	Mizuno Corp.	33,600	600
	Star Asia Investment Corp.	1,561	598
	UACJ Corp.	17,600	594
	Japan Excellent Inc.	656	593
	Aichi Steel Corp.	10,000	589
	FP Corp.	27,200	587
	Leopalace21 Corp.	141,900	581
	Daihen Corp.	13,100	578
	Global One Real Estate Investment Corp.	687	574
	Hokkoku Financial Holdings Inc.	15,400	574
	Financial Partners Group Co. Ltd.	36,300	573
	Tsubakimoto Chain Co.	47,100	572
	H.U. Group Holdings Inc.	29,100	571
	Daiseki Co. Ltd.	22,320	569
	Kyoritsu Maintenance Co. Ltd.	26,744	568
	Yodogawa Steel Works Ltd.	14,000	567
	Kissei Pharmaceutical Co. Ltd.	21,548	566
	Tokyo Steel Manufacturing Co. Ltd.	50,100	566
	Meiko Electronics Co. Ltd.	12,889	566
	Taiho Kogyo Co. Ltd.	124,000	565
	Lintec Corp.	29,300	560

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nakanishi Inc.	42,787	559
	CKD Corp.	38,300	558
	Okumura Corp.	18,000	558
	Duskin Co. Ltd.	21,200	557
	Kato Sangyo Co. Ltd.	15,900	556
	Japan Securities Finance Co. Ltd.	46,400	555
	JAFCO Group Co. Ltd.	32,400	546
	Japan Petroleum Exploration Co. Ltd.	76,000	546
	Nipro Corp.	61,500	545
	Yorozu Corp.	75,900	544
	Monex Group Inc.	107,900	543
	Fuji Seal International Inc.	30,300	541
	Hokuriku Electric Power Co.	104,800	539
	Maruha Nichiro Corp.	23,600	539
	Digital Garage Inc.	17,100	538
	TS Tech Co. Ltd.	47,600	538
	Justsystems Corp.	22,400	536
	Aichi Financial Group Inc.	27,951	536
	Saizeriya Co. Ltd.	16,600	535
	Toyota Boshoku Corp.	37,300	535
	Max Co. Ltd.	18,100	534
	Kaken Pharmaceutical Co. Ltd.	18,700	532
[1]	OSG Corp.	44,600	530
	Fukuoka REIT Corp.	484	530
	Ohsho Food Service Corp.	23,400	529
	Anycolor Inc.	20,500	529
	Toagosei Co. Ltd.	55,900	526
	Joyful Honda Co. Ltd.	36,988	525
	Heiwa Real Estate Co. Ltd.	15,900	524
	Kiyo Bank Ltd.	30,807	524
	Seiko Group Corp.	19,800	523
	Heiwa Corp.	33,600	523
	Hyakugo Bank Ltd.	107,800	523
	Tadano Ltd.	74,900	519
	PALTAC Corp.	18,700	519
	Ferrotec Holdings Corp.	30,065	519
*,1	Metaplanet Inc.	190,000	518
	EDION Corp.	38,700	516
	Fukuyama Transporting Co. Ltd.	20,700	514
	Ariake Japan Co. Ltd.	12,200	513
	ARE Holdings Inc.	41,200	512
	Hankyu Hanshin REIT Inc.	505	510
	Hokkaido Electric Power Co. Inc.	106,700	507
	Mixi Inc.	22,824	507
	Dai-Dan Co. Ltd.	17,400	506
	Izumi Co. Ltd.	21,700	500
	Starts Corp. Inc.	18,400	500
	Nippon Soda Co. Ltd.	26,600	499
	Nisshin Oillio Group Ltd.	14,300	494
	Restar Corp.	31,500	494
	Nishimatsuya Chain Co. Ltd.	31,800	492
	JMDC Inc.	21,800	492
	Wakita & Co. Ltd.	39,500	488
	Appier Group Inc.	55,100	486
	Inabata & Co. Ltd.	22,600	485
	Kanamoto Co. Ltd.	21,600	484
	Takasago International Corp.	10,300	484
	AEON Financial Service Co. Ltd.	57,900	479
	Nanto Bank Ltd.	17,500	479
	Okasan Securities Group Inc.	107,200	479
	Nippn Corp.	30,300	478
	Japan Wool Textile Co. Ltd.	46,100	477
	Yuasa Trading Co. Ltd.	15,600	477
	Nippon Paper Industries Co. Ltd.	61,400	475
	Pronexus Inc.	55,300	472
[1]	Fuji Media Holdings Inc.	22,800	472
	Aiful Corp.	188,000	470
	Aeon Delight Co. Ltd.	12,500	470
	Kureha Corp.	26,700	467
	Nisshinbo Holdings Inc.	78,200	467

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Towa Corp.	50,053	467
	Itoham Yonekyu Holdings Inc.	14,914	467
	Sumitomo Osaka Cement Co. Ltd.	17,000	464
	Raito Kogyo Co. Ltd.	24,600	458
	KOMEDA Holdings Co. Ltd.	22,600	457
	SMS Co. Ltd.	49,200	456
	Musashi Seimitsu Industry Co. Ltd.	26,400	454
	Hyakujushi Bank Ltd.	19,500	453
	Japan Aviation Electronics Industry Ltd.	28,200	452
	Tokai Tokyo Financial Holdings Inc.	136,700	452
	Riken Keiki Co. Ltd.	24,200	451
	Kyokuto Kaihatsu Kogyo Co. Ltd.	26,800	450
	Nichiha Corp.	22,200	450
	Namura Shipbuilding Co. Ltd.	31,800	449
	Sakata INX Corp.	34,500	448
[1]	Mirai Corp.	1,541	448
	Glory Ltd.	25,400	447
	C Uyemura & Co. Ltd.	6,900	447
	Chori Co. Ltd.	17,600	446
	Tamron Co. Ltd.	19,600	443
	Aoyama Trading Co. Ltd.	30,800	442
	Yokogawa Bridge Holdings Corp.	24,100	442
	Hiday Hidaka Corp.	20,236	441
	Paramount Bed Holdings Co. Ltd.	27,200	438
	Fujimi Inc.	33,300	436
	Awa Bank Ltd.	22,600	435
	FIDEA Holdings Co. Ltd.	41,390	435
	Totech Corp.	24,000	435
	Arata Corp.	19,400	432
	Tokai Rika Co. Ltd.	29,000	432
	Toyo Ink SC Holdings Co. Ltd.	20,900	431
	San-A Co. Ltd.	21,600	429
	Bunka Shutter Co. Ltd.	29,900	428
	San-Ai Obbli Co. Ltd.	36,400	427
	Sumitomo Warehouse Co. Ltd.	22,000	427
	Musashino Bank Ltd.	19,200	426
	Katitas Co. Ltd.	29,200	423
	Hamakyorex Co. Ltd.	45,200	422
	Arcs Co. Ltd.	21,000	422
	Digital Arts Inc.	8,500	421
	Open Up Group Inc.	32,700	421
	Shikoku Kasei Holdings Corp.	32,500	419
	Meisei Industrial Co. Ltd.	42,400	416
	Transcosmos Inc.	18,900	413
	Prestige International Inc.	87,800	412
	MOS Food Services Inc.	15,900	412
	Yellow Hat Ltd.	43,100	411
	Anicom Holdings Inc.	98,500	411
	First Bank of Toyama Ltd.	53,136	410
	Daiei Kankyo Co. Ltd.	20,000	410
	Nagawa Co. Ltd.	9,500	409
	Toa Corp.	42,000	406
	Alconix Corp.	37,619	406
	Micronics Japan Co. Ltd.	19,100	405
	Uchida Yoko Co. Ltd.	7,400	405
	Nitto Boseki Co. Ltd.	15,200	404
	Jaccs Co. Ltd.	15,200	403
	Okabe Co. Ltd.	64,800	403
	CTS Co. Ltd.	71,579	402
	KH Neochem Co. Ltd.	22,700	402
	Ryoyo Ryosan Holdings Inc.	23,896	401
	JBCC Holdings Inc.	47,600	399
	Tonami Holdings Co. Ltd.	5,600	398
	Nihon Chouzai Co. Ltd.	19,300	398
	CRE Logistics REIT Inc.	396	397
	Keiyo Bank Ltd.	67,600	394
	Zacros Corp.	14,200	394
	Trusco Nakayama Corp.	26,400	394
	Chiba Kogyo Bank Ltd.	45,200	393
[1]	Token Corp.	4,200	393

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Itochu Enex Co. Ltd.	36,300	392
	Kitz Corp.	50,800	387
	A&D HOLON Holdings Co. Ltd.	30,922	387
	Nishio Holdings Co. Ltd.	13,400	386
	TKC Corp.	13,700	386
	Totetsu Kogyo Co. Ltd.	17,400	384
	Sekisui Jushi Corp.	29,300	383
	Megachips Corp.	11,700	381
[1]	Ichigo Office REIT Investment Corp.	649	379
	SOSiLA Logistics REIT Inc.	489	378
	ZERIA Pharmaceutical Co. Ltd.	22,900	376
	ST Corp.	35,600	374
	U-Next Holdings Co. Ltd.	26,043	373
	Sakata Seed Corp.	16,000	371
	Okinawa Cellular Telephone Co.	12,501	371
	Fukuda Denshi Co. Ltd.	8,737	371
[1]	Senshu Electric Co. Ltd.	11,942	368
	Seiren Co. Ltd.	23,600	367
	Aisan Industry Co. Ltd.	27,100	366
	Mitsubishi Pencil Co. Ltd.	23,600	366
	Starzen Co. Ltd.	42,900	366
	TOMONY Holdings Inc.	95,000	364
	Noritsu Koki Co. Ltd.	11,500	363
	KYB Corp.	17,600	360
	Megmilk Snow Brand Co. Ltd.	19,600	360
	Nichireki Group Co. Ltd.	20,800	360
	Funai Soken Holdings Inc.	22,450	359
	Shimojima Co. Ltd.	41,500	359
	Valor Holdings Co. Ltd.	20,500	359
	Nissin Corp.	10,600	357
	Procrea Holdings Inc.	31,200	357
	Prima Meat Packers Ltd.	22,100	356
	SIGMAXYZ Holdings Inc.	48,400	355
	Heiwado Co. Ltd.	19,000	354
	Furuno Electric Co. Ltd.	19,800	353
	Arisawa Manufacturing Co. Ltd.	38,700	353
	ARCLANDS Corp.	28,976	352
	Vital KSK Holdings Inc.	38,100	351
	Autobacs Seven Co. Ltd.	33,600	349
	Menicon Co. Ltd.	35,200	348
	Iino Kaiun Kaisha Ltd.	47,600	347
[1]	Kura Sushi Inc.	15,400	344
	Yamaichi Electronics Co. Ltd.	24,482	344
	Ai Holdings Corp.	23,200	343
	Nippon Densetsu Kogyo Co. Ltd.	22,500	342
	Systena Corp.	130,400	341
	Maruzen Showa Unyu Co. Ltd.	8,100	341
	Nichicon Corp.	41,600	340
	Vision Inc.	37,700	340
	Miyaji Engineering Group Inc.	26,400	338
	Nissan Shatai Co. Ltd.	45,600	337
	Oita Bank Ltd.	14,100	337
	Computer Engineering & Consulting Ltd.	22,326	333
	Mitsubishi Shokuhin Co. Ltd.	8,900	333
*,1	euglena Co. Ltd.	104,100	333
	Iseki & Co. Ltd.	46,000	332
	Nextage Co. Ltd.	26,600	332
	ESCON Japan REIT Investment Corp.	422	332
	Feed One Co. Ltd.	52,080	331
	Pola Orbis Holdings Inc.	36,000	331
[1]	Sakura Internet Inc.	14,200	331
*,1	Atom Corp.	72,049	330
	United Arrows Ltd.	20,900	330
	Sinanen Holdings Co. Ltd.	7,100	330
	Maxell Ltd.	26,800	328
	Komeri Co. Ltd.	15,400	328
	Royal Holdings Co. Ltd.	18,000	328
	Shizuoka Gas Co. Ltd.	39,700	327
	Okura Industrial Co. Ltd.	11,300	327
[1]	Kasumigaseki Capital Co. Ltd.	3,785	327

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Japan Transcity Corp.	52,700	325
	Kenko Mayonnaise Co. Ltd.	24,100	323
	Noritake Co. Ltd.	12,400	323
	Adastria Co. Ltd.	15,740	322
	Tosho Co. Ltd.	83,500	321
	NTN Corp.	207,800	320
	Iwaki Co. Ltd.	18,800	319
[1]	Kumiai Chemical Industry Co. Ltd.	59,363	317
	Teikoku Sen-I Co. Ltd.	18,300	317
	Oyo Corp.	16,800	315
	Toyo Construction Co. Ltd.	33,600	315
	Toyobo Co. Ltd.	50,700	315
[1]	Takara Leben Real Estate Investment Corp.	530	315
	Kohnan Shoji Co. Ltd.	11,900	314
	BML Inc.	14,900	311
	Kyosan Electric Manufacturing Co. Ltd.	92,700	311
	Dip Corp.	21,400	311
	Seika Corp.	10,100	311
	Hosiden Corp.	23,100	310
	Oki Electric Industry Co. Ltd.	46,400	309
	Infomart Corp.	115,800	309
	Sumitomo Mitsui Construction Co. Ltd.	86,920	308
	Takara Standard Co. Ltd.	24,400	308
	Bando Chemical Industries Ltd.	29,400	307
[1]	Tsuburaya Fields Holdings Inc.	23,482	307
	Tri Chemical Laboratories Inc.	17,168	307
	Chiyoda Co. Ltd.	35,700	306
	Fuji Kyuko Co. Ltd.	21,000	306
	Sun Frontier Fudousan Co. Ltd.	22,300	305
	Itoki Corp.	24,200	304
	TechMatrix Corp.	21,300	304
	Ichibanya Co. Ltd.	45,500	303
	Matsui Securities Co. Ltd.	58,700	303
	Ogaki Kyoritsu Bank Ltd.	18,700	303
	Tanseisha Co. Ltd.	41,700	303
	Happinet Corp.	8,000	300
	Shibaura Machine Co. Ltd.	11,900	300
	San ju San Financial Group Inc.	18,680	300
	Shofu Inc.	19,600	300
	Cleanup Corp.	66,100	299
	TOA ROAD Corp.	27,960	299
	Chudenko Corp.	12,100	298
	Bank of Iwate Ltd.	14,600	298
	Shoei Co. Ltd.	25,400	298
	Oriental Shiraishi Corp.	113,300	298
	Corona Corp.	46,200	297
	Riken Vitamin Co. Ltd.	17,000	297
	Zojirushi Corp.	30,900	297
	Chugoku Marine Paints Ltd.	20,400	296
*	Nippon Coke & Engineering Co. Ltd.	491,500	296
	Nikkiso Co. Ltd.	35,300	295
	Nippon Signal Co. Ltd.	42,800	294
	Onoken Co. Ltd.	28,100	294
	Airport Facilities Co. Ltd.	62,741	293
	J-Oil Mills Inc.	20,400	293
	Aichi Corp.	32,400	292
	Mitsui High-Tec Inc.	62,500	292
	Life Corp.	20,000	290
	Nippon Light Metal Holdings Co. Ltd.	27,830	290
	Asanuma Corp.	55,000	289
	Akita Bank Ltd.	16,800	288
*	Medley Inc.	11,900	287
	Okinawa Electric Power Co. Inc.	42,912	286
	FCC Co. Ltd.	13,900	285
	Ichigo Inc.	105,200	284
	Nichiden Corp.	14,200	284
	Japan Lifeline Co. Ltd.	26,400	283
	Kyokuto Securities Co. Ltd.	29,100	282
	One REIT Inc.	167	281
	Nippon Yakin Kogyo Co. Ltd.	9,849	280

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Showa Sangyo Co. Ltd.	13,200	280
	Towa Pharmaceutical Co. Ltd.	15,100	280
	TOKAI Holdings Corp.	40,000	280
	JP-Holdings Inc.	62,800	279
	Sakai Chemical Industry Co. Ltd.	15,800	278
	WingArc1st Inc.	10,400	278
	Stella Chemifa Corp.	10,600	277
	Furukawa Co. Ltd.	18,700	277
	Kanagawa Chuo Kotsu Co. Ltd.	10,700	277
	Pacific Industrial Co. Ltd.	31,500	277
	St. Marc Holdings Co. Ltd.	15,200	277
[1]	Kosaido Holdings Co. Ltd.	80,100	277
	Kurabo Industries Ltd.	6,300	276
	Mitsuboshi Belting Ltd.	11,000	276
	Rokko Butter Co. Ltd.	31,100	276
[1]	Tosei REIT Investment Corp.	315	276
	Geo Holdings Corp.	20,200	275
	Mani Inc.	34,100	275
	Noevir Holdings Co. Ltd.	9,500	275
	Fuso Chemical Co. Ltd.	11,300	274
	Fujicco Co. Ltd.	24,100	274
	Topre Corp.	22,400	274
	Daido Metal Co. Ltd.	78,600	273
	Marusan Securities Co. Ltd.	45,200	273
	Nippon Seiki Co. Ltd.	35,600	273
	HIS Co. Ltd.	22,800	272
	JCU Corp.	12,300	272
	Kyokuyo Co. Ltd.	9,200	271
	Kaga Electronics Co. Ltd.	15,000	269
	Genky DrugStores Co. Ltd.	10,500	269
[1]	Npr Riken Corp.	16,200	269
	Elecom Co. Ltd.	22,800	268
	Mirarth Holdings Inc.	77,300	268
	UT Group Co. Ltd.	19,100	268
	Tocalo Co. Ltd.	23,200	267
	Shibaura Mechatronics Corp.	5,700	267
	Premium Group Co. Ltd.	17,900	267
	Amuse Inc.	23,300	265
	JSB Co. Ltd.	10,400	265
	Yamazen Corp.	26,800	264
	EM Systems Co. Ltd.	50,100	264
	Lifedrink Co. Inc.	22,156	264
	Ichiyoshi Securities Co. Ltd.	51,800	263
	Digital Holdings Inc.	27,195	263
	Daio Paper Corp.	41,200	263
	m-up Holdings Inc.	19,900	263
	TRE Holdings Corp.	24,300	262
[1]	Nomura Micro Science Co. Ltd.	16,000	262
	Eiken Chemical Co. Ltd.	16,800	261
	Sanyo Denki Co. Ltd.	3,800	261
	Joshin Denki Co. Ltd.	16,700	260
	Shinnihon Corp.	22,500	260
	Konishi Co. Ltd.	33,000	259
	Tsugami Corp.	21,000	259
	Earth Corp.	7,200	259
	Avant Group Corp.	20,800	259
	Sumitomo Riko Co. Ltd.	22,600	258
	MCJ Co. Ltd.	27,500	257
*	Nxera Pharma Co. Ltd.	40,900	256
	Cybozu Inc.	12,300	255
	Nippon Carbon Co. Ltd.	8,700	255
	LEC Inc.	29,000	255
	Onward Holdings Co. Ltd.	62,700	254
	Qol Holdings Co. Ltd.	15,800	254
	Toshiba TEC Corp.	13,400	253
	Bank of the Ryukyus Ltd.	33,200	252
	Morita Holdings Corp.	16,900	252
	Tekken Corp.	13,000	252
	Central Automotive Products Ltd.	21,300	252
	Aida Engineering Ltd.	40,500	251

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Obara Group Inc.	10,800	251
	Chofu Seisakusho Co. Ltd.	19,900	251
	Ringer Hut Co. Ltd.	16,100	251
	YAMABIKO Corp.	16,800	251
	Optorun Co. Ltd.	25,300	251
	AZ-COM MARUWA Holdings Inc.	27,064	250
	Asahi Diamond Industrial Co. Ltd.	48,200	249
	CAC Holdings Corp.	17,100	248
	Wacom Co. Ltd.	64,900	248
	Central Glass Co. Ltd.	11,800	247
	Iriso Electronics Co. Ltd.	13,800	247
	Star Micronics Co. Ltd.	21,500	247
	PILLAR Corp.	9,700	247
	Nihon Tokushu Toryo Co. Ltd.	23,400	244
	Nitto Kogyo Corp.	11,600	244
	Dai Nippon Toryo Co. Ltd.	27,200	242
	Zuken Inc.	6,700	242
	Wellneo Sugar Co. Ltd.	14,600	242
	Riso Kagaku Corp.	28,200	241
	Canon Electronics Inc.	14,700	240
	Fujita Kanko Inc.	3,800	240
	Raiznext Corp.	23,000	240
	Plus Alpha Consulting Co. Ltd.	20,602	240
	Toyo Tanso Co. Ltd.	8,500	239
	Create SD Holdings Co. Ltd.	11,200	239
	Eizo Corp.	16,600	238
	Japan Material Co. Ltd.	28,300	237
	ASKUL Corp.	22,200	236
	Torishima Pump Manufacturing Co. Ltd.	17,000	234
*	Chiyoda Corp.	97,300	233
[1]	Starts Proceed Investment Corp.	196	233
	LIFULL Co. Ltd.	218,700	232
	Kanaden Corp.	22,600	231
	Futaba Corp.	64,600	230
	Hokuto Corp.	17,800	229
	Okinawa Financial Group Inc.	13,180	229
	Software Service Inc.	2,600	229
	Saibu Gas Holdings Co. Ltd.	18,900	228
	Shin Nippon Air Technologies Co. Ltd.	15,400	228
	TPR Co. Ltd.	15,300	228
	Tohokushinsha Film Corp.	56,400	228
	Hokkaido Gas Co. Ltd.	58,000	227
	Health Care & Medical Investment Corp.	295	227
	Mitsuuroko Group Holdings Co. Ltd.	17,900	226
	Nittetsu Mining Co. Ltd.	5,200	226
	Fuji Co. Ltd.	15,400	225
	Fukui Bank Ltd.	18,300	225
	Shikoku Bank Ltd.	27,000	224
	Airman Corp.	17,200	224
	Argo Graphics Inc.	6,300	223
	Kameda Seika Co. Ltd.	8,049	223
	Komatsu Matere Co. Ltd.	41,300	223
	Sodick Co. Ltd.	42,200	222
	United Super Markets Holdings Inc.	34,470	222
	Kyoei Steel Ltd.	15,600	220
	Okamoto Industries Inc.	6,200	219
[1]	Fixstars Corp.	17,800	219
	eGuarantee Inc.	17,600	218
	Future Corp.	17,200	217
	Galilei Co. Ltd.	10,800	217
	Chubu Shiryo Co. Ltd.	21,600	216
	Broadleaf Co. Ltd.	44,300	215
	Nippon Kanzai Holdings Co. Ltd.	11,300	215
	Akatsuki Inc.	8,789	214
	Mitani Sekisan Co. Ltd.	4,500	214
	Yurtec Corp.	16,500	213
	Torii Pharmaceutical Co. Ltd.	6,500	213
	Yamanashi Chuo Bank Ltd.	14,900	213
	Zenrin Co. Ltd.	25,250	213
	Comture Corp.	18,200	213

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shinagawa Refractories Co. Ltd.	18,467	213
	Fukuda Corp.	5,700	212
	Sanyo Chemical Industries Ltd.	8,400	212
	TOC Co. Ltd.	48,000	212
[1]	TSI Holdings Co. Ltd.	28,200	212
*,1	PKSHA Technology Inc.	10,652	212
	Toho Bank Ltd.	85,400	211
	Futaba Industrial Co. Ltd.	37,700	209
	Strike Co. Ltd.	10,143	209
	Nichiban Co. Ltd.	14,500	208
	Nitta Corp.	8,100	208
[1]	Gift Holdings Inc.	8,200	208
	Mochida Pharmaceutical Co. Ltd.	9,542	207
	Nippon Ceramic Co. Ltd.	10,900	206
	Insource Co. Ltd.	32,200	206
	Kanamic Network Co. Ltd.	70,500	206
	Ryobi Ltd.	14,000	204
	Tsurumi Manufacturing Co. Ltd.	8,800	204
	World Co. Ltd.	11,000	204
[1]	KeePer Technical Laboratory Co. Ltd.	7,029	204
	Oiles Corp.	13,560	203
	Japan Investment Adviser Co. Ltd.	17,740	203
	Daiichi Jitsugyo Co. Ltd.	12,600	202
	Pasona Group Inc.	13,000	202
	Gunze Ltd.	11,200	201
	Nippon Thompson Co. Ltd.	58,800	201
	Mirai Industry Co. Ltd.	8,072	201
	Hogy Medical Co. Ltd.	7,000	200
	Key Coffee Inc.	13,800	200
	Konoike Transport Co. Ltd.	10,900	200
	IDOM Inc.	25,800	199
	Shinmaywa Industries Ltd.	21,100	199
	I'll Inc.	12,200	199
	Hibiya Engineering Ltd.	8,100	198
	Nohmi Bosai Ltd.	8,500	198
	Sumitomo Densetsu Co. Ltd.	5,400	198
	Raksul Inc.	24,500	198
	Orient Corp.	35,850	197
	Sinko Industries Ltd.	23,277	197
	Teikoku Electric Manufacturing Co. Ltd.	9,900	194
	WATAMI Co. Ltd.	24,600	194
	Mie Kotsu Group Holdings Inc.	55,400	194
	RS Technologies Co. Ltd.	10,400	194
	gremz Inc.	11,700	194
[1]	Aizawa Securities Group Co. Ltd.	21,532	194
	Tokyo Electron Device Ltd.	9,300	193
	Base Co. Ltd.	8,900	193
	TDC Soft Inc.	21,751	193
	Koatsu Gas Kogyo Co. Ltd.	28,900	192
	Milbon Co. Ltd.	10,100	192
	T Hasegawa Co. Ltd.	9,600	192
	Nippon Rietec Co. Ltd.	17,000	192
	Riso Kyoiku Co. Ltd.	111,500	190
	Komori Corp.	21,300	190
	Ministop Co. Ltd.	14,800	190
	Nippon Fine Chemical Co. Ltd.	12,700	190
	CTI Engineering Co. Ltd.	11,400	190
	Japan Pulp & Paper Co. Ltd.	44,000	189
	Takamatsu Construction Group Co. Ltd.	9,300	188
	Fujiya Co. Ltd.	11,400	188
	Fuso Pharmaceutical Industries Ltd.	11,200	188
	Tayca Corp.	20,661	188
	Tsukishima Holdings Co. Ltd.	13,300	187
	Yamagata Bank Ltd.	20,800	187
	Koshidaka Holdings Co. Ltd.	26,304	187
	SRE Holdings Corp.	7,560	187
	Fuji Pharma Co. Ltd.	19,400	186
	Altech Corp.	9,900	186
[1]	Osaka Organic Chemical Industry Ltd.	10,900	184
	Santec Holdings Corp.	6,307	184

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Asahi Co. Ltd.	18,900	183
	Tenma Corp.	7,300	182
	Taihei Dengyo Kaisha Ltd.	5,300	181
	Yamae Group Holdings Co. Ltd.	10,000	181
	SBS Holdings Inc.	8,900	179
	Shibuya Corp.	8,200	178
*,1	Remixpoint Inc.	73,169	178
	eRex Co. Ltd.	30,300	178
	Nihon Trim Co. Ltd.	6,100	176
	Noritz Corp.	14,300	176
	Towa Bank Ltd.	40,900	176
	Riken Technos Corp.	24,700	174
	Belc Co. Ltd.	3,500	173
	Nomura Co. Ltd.	28,600	173
	Goldcrest Co. Ltd.	7,500	172
	Tosei Corp.	10,200	172
	Doutor Nichires Holdings Co. Ltd.	9,200	172
	Ise Chemicals Corp.	1,100	172
	en Japan Inc.	14,800	170
	Ricoh Leasing Co. Ltd.	4,400	169
[1]	Change Holdings Inc.	17,800	169
	Daiho Corp.	30,000	168
	Inaba Seisakusho Co. Ltd.	14,000	167
	Hirata Corp.	16,140	167
	Studio Alice Co. Ltd.	11,200	165
	Shin-Etsu Polymer Co. Ltd.	16,100	165
	Moriroku Co. Ltd.	10,600	164
	Proto Corp.	11,100	163
	Sala Corp.	25,500	163
	Katakura Industries Co. Ltd.	10,700	162
[1]	FP Partner Inc.	9,473	162
	Tokyu Construction Co. Ltd.	27,800	161
	Hokkan Holdings Ltd.	12,600	160
	Idec Corp.	10,000	160
*	RENOVA Inc.	35,000	160
	Sankei Real Estate Inc.	258	160
*	Nippon Sheet Glass Co. Ltd.	55,474	159
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	159
	KPP Group Holdings Co. Ltd.	34,716	159
	Axial Retailing Inc.	20,796	158
	Matsuyafoods Holdings Co. Ltd.	3,802	158
	Nachi-Fujikoshi Corp.	7,400	158
	Nippon Road Co. Ltd.	11,500	158
[1]	Shoei Foods Corp.	5,500	157
	FAN Communications Inc.	52,800	155
	Nisso Holdings Co. Ltd.	32,000	155
	Ishihara Sangyo Kaisha Ltd.	12,500	154
	Sagami Holdings Corp.	12,700	154
	Kyorin Pharmaceutical Co. Ltd.	14,900	154
*	Furukawa Battery Co. Ltd.	15,950	154
	Hioki EE Corp.	3,800	152
	Daiki Aluminium Industry Co. Ltd.	23,221	152
	DyDo Group Holdings Inc.	7,400	151
	Hakuto Co. Ltd.	5,492	151
	Samty Residential Investment Corp.	233	151
	Transaction Co. Ltd.	8,500	151
*,1	M&A Research Institute Holdings Inc.	16,486	148
*	Miyakoshi Holdings Inc.	17,019	148
	Optex Group Co. Ltd.	13,600	146
	Hosokawa Micron Corp.	5,200	145
	Keihanshin Building Co. Ltd.	13,600	143
	Press Kogyo Co. Ltd.	37,600	143
	Toenec Corp.	18,000	143
[1]	Imperial Hotel Ltd.	22,700	143
	Daiwa Industries Ltd.	12,400	142
	S Foods Inc.	7,500	142
	DKS Co. Ltd.	7,700	142
	Nissha Co. Ltd.	16,500	141
	Tokyotokeiba Co. Ltd.	4,800	141
	Nafco Co. Ltd.	10,900	139

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	138
[1]	Sumiseki Holdings Inc.	27,600	138
	Kisoji Co. Ltd.	8,400	137
[1]	Tama Home Co. Ltd.	4,900	137
[1]	Septeni Holdings Co. Ltd.	53,500	137
	Kanto Denka Kogyo Co. Ltd.	22,400	136
	YAKUODO Holdings Co. Ltd.	9,600	136
	Itochu-Shokuhin Co. Ltd.	2,000	135
	NS United Kaiun Kaisha Ltd.	5,100	135
	Sumida Corp.	20,434	135
	Furuya Metal Co. Ltd.	7,500	135
	Avex Inc.	14,500	134
	Ehime Bank Ltd.	18,400	134
	Doshisha Co. Ltd.	8,500	133
	Piolax Inc.	8,700	133
	Krosaki Harima Corp.	7,600	133
	Topy Industries Ltd.	9,100	132
	SRA Holdings	4,300	131
	Belluna Co. Ltd.	18,900	130
	Godo Steel Ltd.	5,000	130
	Fujibo Holdings Inc.	3,700	129
	Kurimoto Ltd.	3,900	129
	Eagle Industry Co. Ltd.	9,900	128
	Miyazaki Bank Ltd.	5,800	128
	Kojima Co. Ltd.	17,300	128
	Halows Co. Ltd.	4,200	128
	Cosel Co. Ltd.	16,900	127
	Gakken Holdings Co. Ltd.	18,000	127
	Tachi-S Co. Ltd.	11,500	127
	West Holdings Corp.	11,464	127
	Curves Holdings Co. Ltd.	26,104	126
	J Trust Co. Ltd.	45,600	125
	Nippon Denko Co. Ltd.	66,600	125
	France Bed Holdings Co. Ltd.	14,000	125
	Hoosiers Holdings Co. Ltd.	15,000	125
	Ki-Star Real Estate Co. Ltd.	3,600	125
	Sankyo Tateyama Inc.	27,800	124
	GMO Financial Holdings Inc.	23,000	124
	Retail Partners Co. Ltd.	12,800	123
	Denyo Co. Ltd.	7,400	122
	Nippon Parking Development Co. Ltd.	73,400	122
	Nagaileben Co. Ltd.	8,300	122
	Valqua Ltd.	5,800	122
	Daikokutenbussan Co. Ltd.	2,300	122
[1]	Toyo Gosei Co. Ltd.	3,600	122
*	Jamco Corp.	9,600	121
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	121
	giftee Inc.	11,127	121
	Mitsui DM Sugar Co. Ltd.	5,000	120
	ESPEC Corp.	7,500	120
*	Demae-Can Co. Ltd.	71,900	120
	Hodogaya Chemical Co. Ltd.	11,400	119
	Sanshin Electronics Co. Ltd.	8,600	119
	VT Holdings Co. Ltd.	33,400	118
[1]	TV Asahi Holdings Corp.	6,500	118
	Tamura Corp.	37,000	118
	Bank of Saga Ltd.	7,600	116
	Kyodo Printing Co. Ltd.	15,600	116
	Yokowo Co. Ltd.	13,495	116
	ASAHI YUKIZAI Corp.	4,400	115
	Shinwa Co. Ltd.	5,400	115
	Union Tool Co.	4,500	115
	BRONCO BILLY Co. Ltd.	4,600	115
	Aeon Hokkaido Corp.	18,800	115
	Nittoku Co. Ltd.	8,100	115
	Aiphone Co. Ltd.	6,500	114
*	Oisix ra daichi Inc.	11,100	114
	MEC Co. Ltd.	6,883	114
	Mandom Corp.	11,800	113
	Sankyo Seiko Co. Ltd.	25,300	113

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Takara Bio Inc.	19,800	113
	Komehyo Holdings Co. Ltd.	5,600	113
	K&O Energy Group Inc.	5,800	112
	V Technology Co. Ltd.	7,900	111
	JCR Pharmaceuticals Co. Ltd.	31,800	111
	Toho Titanium Co. Ltd.	15,500	111
	MARUKA FURUSATO Corp.	6,900	111
	Sato Corp.	7,600	110
*	Istyle Inc.	33,400	110
	Genki Global Dining Concepts Corp.	4,783	110
	Matsuda Sangyo Co. Ltd.	4,300	109
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,600	109
	Tochigi Bank Ltd.	48,000	109
	JAC Recruitment Co. Ltd.	18,800	109
	GREE Holdings Inc.	29,100	109
	Seikitokyu Kogyo Co. Ltd.	10,000	109
	Enplas Corp.	3,800	108
	Nissei ASB Machine Co. Ltd.	3,400	108
	Anest Iwata Corp.	13,700	107
	Mitsuba Corp.	18,300	107
	Roland Corp.	4,800	107
	PHC Holdings Corp.	15,700	106
	CMK Corp.	37,500	104
	Tokushu Tokai Paper Co. Ltd.	4,000	104
	Midac Holdings Co. Ltd.	6,500	104
	OSAKA Titanium Technologies Co. Ltd.	8,900	103
	Sakai Moving Service Co. Ltd.	6,000	103
	Alpen Co. Ltd.	6,200	103
	Kawada Technologies Inc.	4,500	102
	Softcreate Holdings Corp.	7,442	102
	Kamei Corp.	7,500	101
	Management Solutions Co. Ltd.	7,467	101
	Pacific Metals Co. Ltd.	8,200	100
	Sumitomo Seika Chemicals Co. Ltd.	3,000	100
	Tachibana Eletech Co. Ltd.	6,100	100
	Nihon Nohyaku Co. Ltd.	17,100	99
*,1	Kappa Create Co. Ltd.	9,500	98
	Osaki Electric Co. Ltd.	16,400	98
	Daito Pharmaceutical Co. Ltd.	6,710	98
	Daikyonishikawa Corp.	24,500	98
	Chiyoda Integre Co. Ltd.	5,125	97
	Yondoshi Holdings Inc.	7,900	97
	Chubu Steel Plate Co. Ltd.	6,500	97
	Tokyo Individualized Educational Institute Inc.	43,400	95
	Intage Holdings Inc.	8,100	95
	Fujio Food Group Inc.	11,300	95
[1]	HI-LEX Corp.	9,400	95
	GLOBERIDE Inc.	7,200	94
	Toyo Corp.	9,800	94
	Universal Entertainment Corp.	12,041	94
	Sintokogio Ltd.	15,900	93
	Unipres Corp.	13,300	93
	Murakami Corp.	2,403	93
	Hisaka Works Ltd.	12,900	92
[1]	Osaka Steel Co. Ltd.	5,500	92
	Shinko Shoji Co. Ltd.	14,700	92
	Tokai Corp.	6,200	91
	METAWATER Co. Ltd.	6,400	91
	Bell System24 Holdings Inc.	11,000	91
	FULLCAST Holdings Co. Ltd.	8,066	90
*	KNT-CT Holdings Co. Ltd.	10,900	90
	Yokorei Co. Ltd.	15,100	90
	Daikoku Denki Co. Ltd.	4,900	89
	Toyo Kanetsu KK	3,600	89
	Carta Holdings Inc.	8,300	89
	SBI ARUHI Corp.	15,956	88
	ZIGExN Co. Ltd.	28,100	87
	Hochiki Corp.	5,000	86
	G-Tekt Corp.	7,500	86
[1]	Rock Field Co. Ltd.	8,000	86

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ryoden Corp.	5,100	86
	Siix Corp.	11,600	85
	Ines Corp.	7,400	85
	M&A Capital Partners Co. Ltd.	4,400	85
[1]	Yamashin-Filter Corp.	23,051	85
	Chuo Spring Co. Ltd.	8,200	84
	Weathernews Inc.	3,400	84
	Matsuya Co. Ltd.	13,300	84
	Mars Group Holdings Corp.	4,000	84
	Miroku Jyoho Service Co. Ltd.	6,500	84
	Yahagi Construction Co. Ltd.	8,200	83
	Tv Tokyo Holdings Corp.	3,000	83
	Pack Corp.	3,600	82
	ES-Con Japan Ltd.	10,700	80
*	PIA Corp.	4,300	80
	Takaoka Toko Co. Ltd.	4,900	79
	AOKI Holdings Inc.	8,800	78
	Cawachi Ltd.	4,000	78
	Rheon Automatic Machinery Co. Ltd.	9,280	76
	JM Holdings Co. Ltd.	4,400	76
	Maxvalu Tokai Co. Ltd.	3,600	76
	Neturen Co. Ltd.	11,600	75
	Okuwa Co. Ltd.	11,800	75
	Shibusawa Logistics Corp.	3,300	74
	NEC Capital Solutions Ltd.	2,600	74
	Koa Corp.	12,600	73
	Fudo Tetra Corp.	4,400	72
	Vector Inc.	11,600	72
	Sparx Group Co. Ltd.	7,140	72
	Buffalo Inc.	4,900	71
	Honeys Holdings Co. Ltd.	6,260	71
	Shima Seiki Manufacturing Ltd.	11,600	71
	Takamiya Co. Ltd.	25,800	69
	Mitsubishi Research Institute Inc.	2,200	69
	Xebio Holdings Co. Ltd.	7,400	68
[1]	YA-MAN Ltd.	11,400	68
	Giken Ltd.	6,700	67
	Central Security Patrols Co. Ltd.	3,519	66
	MTI Ltd.	11,600	66
	Shin Nippon Biomedical Laboratories Ltd.	6,500	66
	S-Pool Inc.	31,165	65
	Toa Corp. (XTKS)	9,800	64
	Gamecard-Joyco Holdings Inc.	4,000	64
	Shimadaya Corp.	4,900	64
	ValueCommerce Co. Ltd.	11,100	63
	Link & Motivation Inc.	15,500	62
	Amvis Holdings Inc.	19,211	62
	Seikagaku Corp.	12,300	61
	Maezawa Kyuso Industries Co. Ltd.	6,900	60
	Icom Inc.	3,100	59
[1]	Kitanotatsujin Corp.	59,000	59
	COLOPL Inc.	17,400	58
	Pharma Foods International Co. Ltd.	9,100	58
	Alpha Systems Inc.	2,500	57
*	Nippon Chemi-Con Corp.	8,400	57
	BrainPad Inc.	7,710	57
	Gecoss Corp.	6,800	56
	Kintetsu Department Store Co. Ltd.	4,000	56
	Solasto Corp.	18,000	56
	Ebase Co. Ltd.	15,000	56
	Fukui Computer Holdings Inc.	2,200	54
	Aeon Fantasy Co. Ltd.	3,300	54
	Nitto Kohki Co. Ltd.	4,500	54
	LITALICO Inc.	6,100	53
	World Holdings Co. Ltd.	3,700	52
*,1	Japan Display Inc.	434,300	52
	G-7 Holdings Inc.	5,200	52
	Arakawa Chemical Industries Ltd.	6,800	51
	Central Sports Co. Ltd.	3,050	51
	Elan Corp.	10,200	51

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nippon Sharyo Ltd.	3,483	49
	Taki Chemical Co. Ltd.	2,200	48
	WDB Holdings Co. Ltd.	3,740	48
	Advan Group Co. Ltd.	8,200	47
	Ichikoh Industries Ltd.	17,000	47
	Tokyo Energy & Systems Inc.	6,000	47
	Ohara Inc.	5,800	42
	Tomoku Co. Ltd.	2,400	41
	JDC Corp.	12,200	41
	Tsubaki Nakashima Co. Ltd.	14,100	40
	CHIMNEY Co. Ltd.	4,600	39
*	Optim Corp.	8,298	38
	Sanoh Industrial Co. Ltd.	8,600	37
	Tsutsumi Jewelry Co. Ltd.	2,300	37
	Airtrip Corp.	5,625	37
	Daisyo Corp.	4,500	36
*	Sourcenext Corp.	24,700	35
	Shindengen Electric Manufacturing Co. Ltd.	2,400	35
	GMO GlobalSign Holdings KK	2,222	35
*	FDK Corp.	12,000	32
	JSP Corp.	2,300	32
	Yondenko Corp.	3,200	30
	Inui Global Logistics Co. Ltd.	2,647	27
	Nakayama Steel Works Ltd.	5,000	26
	Marvelous Inc.	7,600	25
	Atrae Inc.	5,000	25
	Shinsho Corp.	1,800	24
*	Net Protections Holdings Inc.	7,200	24
*	TerraSky Co. Ltd.	1,312	23
	Media Do Co. Ltd.	1,830	22
	Oro Co. Ltd.	1,142	19
	Fibergate Inc.	2,603	18
	Tess Holdings Co. Ltd.	6,600	15
	Marudai Food Co. Ltd.	700	9
*,1	Open Door Inc.	800	3
			3,355,046
Kuwait (0.1%)
	Kuwait Finance House KSCP	7,927,362	18,720
	National Bank of Kuwait SAKP	5,343,726	16,618
	Boubyan Bank KSCP	1,116,878	2,475
	Mobile Telecommunications Co. KSCP	1,376,767	2,127
	Gulf Bank KSCP	1,310,355	1,438
	Mabanee Co. KPSC	474,113	1,226
*	Warba Bank KSCP	1,572,115	1,140
	National Industries Group Holding SAK	1,299,519	1,057
	Gulf Cables & Electrical Industries Group Co. KSCP	133,488	983
	Agility Public Warehousing Co. KSC	1,021,230	877
*	Al Ahli Bank of Kuwait KSCP	739,696	733
	Kuwait International Bank KSCP	931,514	689
	Kuwait Real Estate Co. KSC	522,606	641
	Boursa Kuwait Securities Co. KPSC	71,867	636
	Humansoft Holding Co. KSC	63,728	494
	Commercial Real Estate Co. KSC	857,274	467
	Boubyan Petrochemicals Co. KSCP	185,530	421
*	Salhia Real Estate Co. KSCP	278,590	409
	Burgan Bank SAK	544,593	401
*	Kuwait Projects Co. Holding KSCP	1,240,897	377
	Kuwait Telecommunications Co.	172,303	305
	Jazeera Airways Co. KSCP	48,664	177
*	National Real Estate Co. KPSC	567,110	148
			52,559
Malaysia (0.2%)
	Malayan Banking Bhd.	5,026,781	11,649
	Public Bank Bhd.	9,710,030	10,066
	Tenaga Nasional Bhd.	2,978,374	9,579
	CIMB Group Holdings Bhd.	5,346,452	8,832
	Gamuda Bhd.	3,207,600	3,160
	Ihh Healthcare Bhd.	1,917,320	3,073
	SD Guthrie Bhd.	2,560,175	2,816

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Press Metal Aluminium Holdings Bhd.	2,467,460	2,804
	MISC Bhd.	1,368,721	2,380
	AMMB Holdings Bhd.	1,822,473	2,180
	CelcomDigi Bhd.	2,455,000	2,175
	Petronas Gas Bhd.	500,200	2,028
	RHB Bank Bhd.	1,245,250	1,921
	Hong Leong Bank Bhd.	382,600	1,773
	Sunway Bhd.	1,627,200	1,715
	Kuala Lumpur Kepong Bhd.	339,300	1,544
	Genting Malaysia Bhd.	3,879,500	1,543
	IOI Corp. Bhd.	1,799,740	1,526
	Maxis Bhd.	1,773,800	1,525
	Petronas Chemicals Group Bhd.	1,756,589	1,499
	Axiata Group Bhd.	2,893,951	1,408
	YTL Corp. Bhd.	3,111,512	1,384
	Sime Darby Bhd.	2,857,875	1,377
	YTL Power International Bhd.	1,592,300	1,261
	PPB Group Bhd.	435,840	1,256
[2]	MR DIY Group M Bhd.	2,926,050	1,141
	IJM Corp. Bhd.	2,131,720	1,123
	QL Resources Bhd.	979,435	1,089
	Petronas Dagangan Bhd.	227,200	1,039
	Telekom Malaysia Bhd.	645,500	1,017
	United Plantations Bhd.	186,900	992
	Genting Bhd.	1,326,100	984
	TIME dotCom Bhd.	800,900	956
	KPJ Healthcare Bhd.	1,312,100	875
	Inari Amertron Bhd.	1,844,275	823
	Nestle Malaysia Bhd.	39,000	786
	Dialog Group Bhd.	2,279,748	772
	Bursa Malaysia Bhd.	427,350	732
	IGB REIT	1,339,900	727
	Sime Darby Property Bhd.	2,502,041	719
	My EG Services Bhd.	3,397,700	708
	Frontken Corp. Bhd.	863,300	702
*	Top Glove Corp. Bhd.	3,414,600	696
*	99 Speed Mart Retail Holdings Bhd.	1,334,400	695
	ViTrox Corp. Bhd.	942,400	684
	Fraser & Neave Holdings Bhd.	102,400	641
	Alliance Bank Malaysia Bhd.	622,400	631
	Axis REIT	1,351,800	598
	Carlsberg Brewery Malaysia Bhd. Class B	136,198	596
	Hong Leong Financial Group Bhd.	147,842	588
	Hartalega Holdings Bhd.	1,131,300	585
	Yinson Holdings Bhd.	1,277,120	554
	Heineken Malaysia Bhd.	87,399	534
	Mega First Corp. Bhd.	499,000	459
	SP Setia Bhd. Group	1,609,800	410
	IOI Properties Group Bhd.	951,400	404
*	Tanco Holdings Bhd.	1,974,000	394
	Sunway Construction Group Bhd.	365,400	378
	Eco World Development Group Bhd. (XKLS)	855,400	373
	Kossan Rubber Industries Bhd.	869,600	369
	Nationgate Holdings Bhd.	1,120,521	355
	Pavilion REIT	1,038,500	349
	Bank Islam Malaysia Bhd.	613,100	348
	VS Industry Bhd.	1,525,200	278
	CTOS Digital Bhd.	1,210,400	278
*	Berjaya Corp. Bhd.	3,770,560	258
	Scientex Bhd.	313,200	254
*	Greatech Technology Bhd.	741,800	251
	Mah Sing Group Bhd.	891,500	242
	Bumi Armada Bhd.	2,007,550	228
	MBSB Bhd.	1,361,200	226
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	210
	Malaysian Pacific Industries Bhd.	47,200	205
	Padini Holdings Bhd.	353,550	171
	Pentamaster Corp. Bhd.	286,500	169
	Cahya Mata Sarawak Bhd.	742,200	162
*	Supermax Corp. Bhd.	863,319	159

Total World Stock Index Fund
		Shares	Market Value• ($000)
	British American Tobacco Malaysia Bhd.	94,900	142
	BerMaz Auto Bhd.	575,020	140
	FGV Holdings Bhd.	539,000	136
	Malaysian Resources Corp. Bhd.	1,216,600	130
	UEM Sunrise Bhd.	780,000	130
	D&O Green Technologies Bhd.	387,200	117
*	WCT Holdings Bhd.	714,641	110
	Hibiscus Petroleum Bhd.	300,760	108
	Velesto Energy Bhd.	2,852,563	103
*	Chin Hin Group Bhd.	203,993	97
	HAP Seng Consolidated Bhd.	145,400	93
*	UWC Bhd.	206,100	92
	Sports Toto Bhd.	283,099	90
*	Dagang NeXchange Bhd.	1,278,800	77
	DRB-Hicom Bhd.	333,800	65
*	Astro Malaysia Holdings Bhd.	557,587	23
*,2	Lotte Chemical Titan Holding Bhd.	153,300	16
			111,060
Mexico (0.2%)
	Grupo Financiero Banorte SAB de CV Class O	1,894,003	16,276
	America Movil SAB de CV Series B	14,881,875	12,840
	Fomento Economico Mexicano SAB de CV	1,142,566	12,024
	Grupo Mexico SAB de CV Series B	2,049,983	10,652
	Wal-Mart de Mexico SAB de CV	3,357,059	10,639
	Cemex SAB de CV	9,998,102	6,169
	Grupo Aeroportuario del Pacifico SAB de CV Class B	270,825	5,499
	Grupo Bimbo SAB de CV Series A	1,380,800	4,199
*	Grupo Financiero Inbursa SAB de CV Class O	1,523,300	3,916
	Grupo Aeroportuario del Sureste SAB de CV Class B	119,326	3,780
	Arca Continental SAB de CV	347,700	3,659
	Coca-Cola Femsa SAB de CV	338,260	3,186
	Grupo Bimbo SAB de CV Series A1	358,267	2,491
*	Industrias Penoles SAB de CV	123,578	2,465
	Prologis Property Mexico SA de CV	653,018	2,326
	Fibra Uno Administracion SA de CV	1,771,073	2,284
	Gruma SAB de CV Class B	112,940	2,158
	Grupo Aeroportuario del Centro Norte SAB de CV	179,188	1,979
	Alfa SAB de CV Class A	2,509,416	1,834
	Promotora y Operadora de Infraestructura SAB de CV	138,741	1,552
	Qualitas Controladora SAB de CV	138,564	1,527
	Corp. Inmobiliaria Vesta SAB de CV	553,601	1,509
[2]	Banco del Bajio SA	528,738	1,266
	Gentera SAB de CV	697,100	1,217
	Grupo Comercial Chedraui SA de CV	174,159	1,126
	Regional SAB de CV	150,000	1,050
	Kimberly-Clark de Mexico SAB de CV Class A	486,800	858
	GCC SAB de CV	99,200	832
	Alsea SAB de CV	306,800	694
[2]	FIBRA Macquarie Mexico	434,428	681
	Fibra MTY SAPI de CV	1,072,300	658
	Operadora De Sites Mexicanos SAB de CV Class A-1	753,665	620
	Bolsa Mexicana de Valores SAB de CV	274,000	575
	El Puerto de Liverpool SAB de CV Class C1	118,800	545
	La Comer SAB de CV	270,574	511
	Grupo Televisa SAB Series CPO	1,334,134	486
	Genomma Lab Internacional SAB de CV Class B	388,063	456
*	Controladora Alpek SAB de CV	2,509,416	386
	Megacable Holdings SAB de CV	146,462	358
	Orbia Advance Corp. SAB de CV	512,958	343
	Becle SAB de CV	286,000	331
*,2	Grupo Traxion SAB de CV	375,935	315
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	648,600	241
*,2	Nemak SAB de CV	1,469,999	217
	Concentradora Fibra Danhos SA de CV	111,508	126
	Alpek SAB de CV	188,017	96
	Grupo Rotoplas SAB de CV	71,921	44
			126,996

Total World Stock Index Fund
		Shares	Market Value• ($000)
Netherlands (0.9%)
	ASML Holding NV	253,758	169,876
	Prosus NV	826,450	38,748
	ING Groep NV	1,917,318	37,233
*,2	Adyen NV	19,560	31,652
	Wolters Kluwer NV	153,855	27,165
	Koninklijke Ahold Delhaize NV	579,916	23,811
	Heineken NV	179,944	16,108
	Universal Music Group NV	522,948	15,378
	ASM International NV	30,511	14,913
	Koninklijke Philips NV	521,257	13,229
	DSM-Firmenich AG	113,751	12,357
	Koninklijke KPN NV	2,577,751	11,991
	NN Group NV	175,952	10,789
	ArcelorMittal SA	324,450	9,595
	Akzo Nobel NV	115,781	7,310
	Heineken Holding NV	86,523	6,765
[1,2]	ABN AMRO Bank NV	321,827	6,669
	ASR Nederland NV	95,979	6,056
	Aegon Ltd.	936,990	6,027
	EXOR NV	59,674	5,634
	IMCD NV	42,363	5,633
	BE Semiconductor Industries NV	50,759	5,497
*	InPost SA	165,527	2,796
	Randstad NV	67,125	2,694
*,2	Just Eat Takeaway.com NV	120,685	2,641
*,2	CVC Capital Partners plc	134,098	2,393
	JDE Peet's NV	96,436	2,335
	Arcadis NV	46,776	2,268
	Aalberts NV	63,122	2,096
	SBM Offshore NV	90,405	1,901
[2]	Signify NV	84,277	1,747
	Koninklijke Vopak NV	36,924	1,527
[2]	CTP NV	74,243	1,395
	Van Lanschot Kempen NV	21,963	1,282
	Allfunds Group plc	211,323	1,193
*	Koninklijke BAM Groep NV	154,189	1,044
	TKH Group NV	21,594	853
	APERAM SA	28,970	843
*,1	Galapagos NV	28,777	784
	Fugro NV	65,283	766
*,1,2	Basic-Fit NV	32,199	732
	Eurocommercial Properties NV	25,151	727
	Corbion NV	33,842	724
*	Havas NV	405,631	675
	Flow Traders Ltd.	22,048	653
*	Wereldhave NV	26,723	505
*	OCI NV	57,213	475
	NSI NV	15,668	384
	Sligro Food Group NV	19,031	257
	Brunel International NV	20,680	218
[1]	PostNL NV	207,848	212
*,1	TomTom NV	34,247	181
			518,737
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	402,096	8,111
	Auckland International Airport Ltd.	1,071,872	4,789
	Infratil Ltd.	618,739	3,878
	Contact Energy Ltd.	517,465	2,726
	Meridian Energy Ltd.	781,555	2,544
	EBOS Group Ltd.	96,793	2,107
	Mainfreight Ltd.	49,777	1,643
	Spark New Zealand Ltd.	1,235,732	1,531
	Mercury NZ Ltd.	446,119	1,480
*	Fletcher Building Ltd.	703,667	1,281
	Summerset Group Holdings Ltd.	139,748	894
	Freightways Group Ltd.	128,280	750
	Precinct Properties Group	1,063,052	682
	Goodman Property Trust	575,791	628

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Ryman Healthcare Ltd.	449,296	589
	Kiwi Property Group Ltd.	1,021,980	501
	Genesis Energy Ltd.	322,597	422
	Argosy Property Ltd.	530,244	315
[1]	Vector Ltd.	132,396	313
	Air New Zealand Ltd.	830,223	286
*	SKYCITY Entertainment Group Ltd.	397,584	270
	Stride Property Group	344,664	225
	Scales Corp. Ltd.	90,087	223
	SKY Network Television Ltd.	112,768	165
*	Oceania Healthcare Ltd.	327,119	127
			36,480
Norway (0.2%)
	DNB Bank ASA	642,062	16,050
	Equinor ASA	533,489	12,076
	Kongsberg Gruppen ASA	48,877	7,875
	Telenor ASA	423,107	6,355
	Mowi ASA	308,745	5,661
	Orkla ASA	428,395	4,778
	Norsk Hydro ASA	851,187	4,515
	Aker BP ASA	198,116	4,253
	Yara International ASA	106,785	3,466
	Storebrand ASA	280,044	3,381
	Gjensidige Forsikring ASA	110,528	2,586
*	TOMRA Systems ASA	153,146	2,416
	SpareBank 1 Sor-Norge ASA	147,762	2,358
	Subsea 7 SA	148,887	2,254
	Salmar ASA	41,904	2,071
	Bakkafrost P/F	34,809	1,755
[1]	Frontline plc	94,280	1,590
	Var Energi ASA	575,477	1,582
	SpareBank 1 SMN	86,574	1,571
	Schibsted ASA Class A	51,603	1,570
	Schibsted ASA Class B	54,068	1,561
	Protector Forsikring ASA	40,542	1,427
*	DOF Group ASA	174,889	1,372
*	Nordic Semiconductor ASA	125,996	1,263
*	BLUENORD ASA	21,590	1,237
	Borregaard ASA	60,000	1,032
	Veidekke ASA	63,125	950
	TGS ASA	116,160	866
	Hafnia Ltd.	166,090	766
[2]	Europris ASA	101,312	751
	Aker ASA Class A	12,925	750
	Atea ASA	53,194	728
	Leroy Seafood Group ASA	160,405	703
	DNO ASA	579,019	660
*,2	Entra ASA	55,258	637
*	Cadeler A/S	121,015	633
*,2	Crayon Group Holding ASA	51,018	611
[2]	BW LPG Ltd.	60,606	609
	Hoegh Autoliners ASA	73,518	592
*,2	Scatec ASA	76,494	584
	Golden Ocean Group Ltd.	73,036	564
	Wallenius Wilhelmsen ASA	62,865	456
	Austevoll Seafood ASA	47,509	448
	FLEX LNG Ltd.	16,706	403
	Aker Solutions ASA	140,416	381
	MPC Container Ships ASA	239,008	353
*,2	Elkem ASA	194,024	341
	Stolt-Nielsen Ltd.	14,528	326
*,2	AutoStore Holdings Ltd.	647,251	292
	Bonheur ASA	11,634	269
	Wilh Wilhelmsen Holding ASA Class A	6,785	253
*,1	NEL ASA	943,855	204
[1]	Grieg Seafood ASA	30,983	196
*	Hexagon Composites ASA	82,358	149
*	BW Energy Ltd.	47,294	124

Total World Stock Index Fund
		Shares	Market Value• ($000)
	BW Offshore Ltd.	39,903	109
			110,763
Philippines (0.1%)
	Bdo Unibank Inc.	1,539,162	4,418
	International Container Terminal Services Inc.	710,080	4,343
	Bank of the Philippine Islands	1,375,076	3,448
	SM Prime Holdings Inc.	6,805,550	2,971
	Ayala Corp.	213,155	2,288
	Ayala Land Inc.	4,673,700	2,097
	Manila Electric Co.	157,675	1,609
	Metropolitan Bank & Trust Co.	1,120,809	1,544
	Jollibee Foods Corp.	339,600	1,395
	PLDT Inc.	54,800	1,277
	DigiPlus Interactive Corp.	1,060,600	757
	Universal Robina Corp.	488,300	723
	Globe Telecom Inc.	19,369	673
	AREIT Inc.	909,600	642
[2]	Monde Nissin Corp.	4,179,000	582
	JG Summit Holdings Inc.	1,846,223	561
	Century Pacific Food Inc.	806,500	550
	RL Commercial REIT Inc.	4,516,600	526
	GT Capital Holdings Inc.	57,715	506
	DMCI Holdings Inc.	2,550,100	484
	ACEN Corp.	9,793,188	468
	Semirara Mining & Power Corp.	750,736	457
	Converge Information & Communications Technology Solutions Inc.	1,323,800	452
	LT Group Inc.	1,831,100	390
	Robinson's Land Corp.	1,747,361	365
	Puregold Price Club Inc.	511,480	292
	Megaworld Corp.	6,892,900	220
	Bloomberry Resorts Corp.	2,969,100	181
	Wilcon Depot Inc.	965,800	118
*	Cebu Air Inc.	151,069	94
	First Gen Corp.	286,238	85
	D&L Industries Inc.	751,700	77
			34,593
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	562,461	10,814
	ORLEN SA	375,087	6,773
*	Bank Polska Kasa Opieki SA	121,544	6,092
	Powszechny Zaklad Ubezpieczen SA	359,640	5,611
*,2	Dino Polska SA	32,794	4,597
	Santander Bank Polska SA	24,455	3,761
*,2	Allegro.eu SA	391,881	3,439
	LPP SA	823	3,368
	CD Projekt SA	48,629	3,011
	KGHM Polska Miedz SA	88,224	2,816
*	CCC SA	36,103	2,088
*	mBank SA	8,113	1,768
	Alior Bank SA	63,218	1,713
*	Bank Millennium SA	384,495	1,487
	Grupa Kety SA	6,229	1,426
	Budimex SA	8,102	1,362
	Benefit Systems SA	1,519	1,308
	Asseco Poland SA	31,073	1,283
	KRUK SA	11,522	1,222
*	PGE Polska Grupa Energetyczna SA	515,663	1,126
	Orange Polska SA	415,849	1,068
*	Tauron Polska Energia SA	630,566	990
[2]	XTB SA	45,150	981
	Bank Handlowy w Warszawie SA	20,504	640
*	Enea SA	142,764	540
*	Cyfrowy Polsat SA	96,348	473
[1]	Pepco Group NV	98,522	466
	Warsaw Stock Exchange	26,461	336
*	Grupa Azoty SA	36,965	203
*,1	Jastrzebska Spolka Weglowa SA	31,151	200
			70,962

Total World Stock Index Fund
		Shares	Market Value• ($000)
Portugal (0.0%)
	EDP SA	2,181,551	8,599
	Jeronimo Martins SGPS SA	179,242	4,338
	Galp Energia SGPS SA	274,172	4,248
	Banco Comercial Portugues SA Class R	4,841,376	3,096
	EDP Renovaveis SA	191,864	1,797
	CTT-Correios de Portugal SA	84,886	748
	REN - Redes Energeticas Nacionais SGPS SA	216,812	712
	Sonae SGPS SA	501,344	637
	NOS SGPS SA	150,083	626
	Navigator Co. SA	112,017	425
	Altri SGPS SA	45,966	316
	Corticeira Amorim SGPS SA	20,927	181
[1]	Mota-Engil SGPS SA	44,604	177
	Semapa-Sociedade de Investimento e Gestao	5,989	112
			26,012
Qatar (0.1%)
	Qatar National Bank QPSC	2,920,464	13,395
	Qatar Islamic Bank QPSC	1,109,301	6,434
	Industries Qatar QSC	995,897	3,435
	Ooredoo QPSC	766,594	2,731
	Qatar Gas Transport Co. Ltd.	2,000,284	2,515
	Commercial Bank PSQC	2,084,714	2,465
	Al Rayan Bank	3,918,419	2,406
	Qatar International Islamic Bank QSC	771,425	2,248
	Qatar Navigation QSC	646,832	1,970
	Qatar Fuel QSC	346,556	1,428
	Qatar Electricity & Water Co. QSC	340,250	1,428
	Mesaieed Petrochemical Holding Co.	3,635,228	1,407
	Barwa Real Estate Co.	1,438,922	1,107
	Dukhan Bank	1,056,822	1,016
	Doha Bank QPSC	1,482,769	962
	Vodafone Qatar QSC	1,348,214	874
	Gulf International Services QSC	703,070	595
	Qatar Aluminum Manufacturing Co.	1,449,416	511
	Al Meera Consumer Goods Co. QSC	71,449	286
*	Ezdan Holding Group QSC	889,166	246
	United Development Co. QSC	853,995	242
			47,701
Romania (0.0%)
	Banca Transilvania SA	517,740	3,332
	OMV Petrom SA	10,657,920	1,734
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	45,200	1,216
	Societatea Nationala Nuclearelectrica SA	47,861	439
	Societatea Energetica Electrica SA	122,863	364
*	MED Life SA	240,516	341
	One United Properties SA	30,950	127
	TTS Transport Trade Services SA	108,327	99
*	Teraplast SA	574,604	48
			7,700
Russia (0.0%)
*,3	MMC Norilsk Nickel PJSC ADR	11	—
*,3	Sberbank of Russia PJSC	4,728,611	—
*,3	LUKOIL PJSC ADR	3,780	—
*,3	Gazprom PJSC ADR	22,605	—
*,3	Alrosa PJSC	1,231,670	—
*,3	Polyus PJSC	132,330	—
*,3	Raspadskaya OJSC	42,160	—
*,3	Mechel PJSC	111,128	—
*,3	Rosneft Oil Co. PJSC	468,990	—
*,3	Magnitogorsk Iron & Steel Works PJSC	837,541	—
*,3	VTB Bank PJSC	419,083	—
*,3	Sistema AFK PAO	1,740,320	—
*,3	Severstal PAO PJSC	82,549	—
*,3	Credit Bank of Moscow PJSC	5,908,600	—
*,3	Sovcomflot PJSC	170,280	—
*,3	Bank St. Petersburg PJSC	83,530	—
*,2,3	Segezha Group PJSC	947,500	—

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,3	PhosAgro PJSC	214	—
			—
Saudi Arabia (0.4%)
	Al Rajhi Bank	1,280,319	33,260
[2]	Saudi Arabian Oil Co.	3,735,586	25,256
	Saudi National Bank	1,909,305	18,192
	Saudi Telecom Co.	1,226,996	15,578
	ACWA Power Co.	140,411	12,040
*	Saudi Arabian Mining Co.	813,033	11,082
	Saudi Basic Industries Corp.	581,408	9,454
	Riyad Bank	950,709	7,805
	Alinma Bank	811,340	6,284
	Saudi Awwal Bank	616,665	5,770
	Dr Sulaiman Al Habib Medical Services Group Co.	74,065	5,654
	Etihad Etisalat Co.	291,787	4,888
	Elm Co.	16,639	4,604
	Almarai Co. JSC	320,196	4,510
	SABIC Agri-Nutrients Co.	149,670	3,943
	Banque Saudi Fransi	780,349	3,822
	Bank AlBilad	477,855	3,693
	Arab National Bank	553,825	3,177
	Bupa Arabia for Cooperative Insurance Co.	48,811	2,188
*	Dar Al Arkan Real Estate Development Co.	343,225	2,004
	Saudi Electricity Co.	497,040	1,985
	Co. for Cooperative Insurance	46,580	1,727
	Riyadh Cables Group Co.	48,521	1,646
*	Saudi Tadawul Group Holding Co.	31,598	1,548
	Saudi Investment Bank	362,422	1,456
	Yanbu National Petrochemical Co.	169,076	1,442
*	Bank Al-Jazira	379,802	1,369
	Arabian Internet & Communications Services Co.	16,673	1,276
	Mouwasat Medical Services Co.	64,755	1,254
	Jarir Marketing Co.	358,655	1,208
	Aldrees Petroleum & Transport Services Co.	32,179	1,183
*	Al Rajhi Co. for Co-operative Insurance	32,534	1,138
*	Saudi Research & Media Group	24,258	1,121
	Ades Holding Co.	275,073	1,110
	Sahara International Petrochemical Co.	216,001	1,095
*	Saudi Kayan Petrochemical Co.	685,641	1,055
	Saudi Industrial Investment Group	252,739	1,019
	Nahdi Medical Co.	32,545	986
	Astra Industrial Group Co.	23,699	945
	Mobile Telecommunications Co. Saudi Arabia	275,878	939
	Dallah Healthcare Co.	25,285	823
[2]	Arabian Centres Co. Ltd.	151,596	801
	Saudi Airlines Catering Co.	25,356	796
	Saudia Dairy & Foodstuff Co.	9,727	792
	Abdullah Al Othaim Markets Co.	324,786	781
	SAL Saudi Logistics Services	15,707	766
	Jamjoom Pharmaceuticals Factory Co.	16,579	766
	Saudi Ground Services Co.	56,915	757
*	National Industrialization Co. Class C	307,014	756
*	Savola Group	90,330	755
	Retal Urban Development Co.	166,147	748
	Saudi Aramco Base Oil Co.	27,242	722
*	Seera Group Holding	110,208	719
	National Co. for Learning & Education	16,161	675
	Power & Water Utility Co. for Jubail & Yanbu	54,371	635
*	Advanced Petrochemical Co.	77,019	618
	Yamama Cement Co.	61,689	599
	Arriyadh Development Co.	64,810	593
	Electrical Industries Co.	311,049	591
*	Saudi Chemical Co. Holding	257,636	583
*	Saudi Real Estate Co.	94,116	580
	Leejam Sports Co. JSC	15,151	566
	National Gas & Industrialization Co.	23,169	547
	United Electronics Co.	21,699	543
*	Saudi Reinsurance Co.	40,265	531
	Al Hammadi Holding	49,256	527

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Saudi Cement Co.	42,890	526
*	National Agriculture Development Co.	87,369	519
	Al Rajhi REIT	219,501	494
	National Medical Care Co.	12,250	487
*	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	39,418	484
*	Middle East Healthcare Co.	25,278	469
	Qassim Cement Co.	32,987	464
	United International Transportation Co.	23,458	462
*	Rabigh Refining & Petrochemical Co.	230,070	437
*	Arabian Contracting Services Co.	12,313	433
	East Pipes Integrated Co. for Industry	11,639	419
	Al-Dawaa Medical Services Co.	18,308	412
	AlKhorayef Water & Power Technologies Co.	9,256	400
*	Middle East Paper Co.	52,411	391
*	Emaar Economic City	95,737	388
	Al Masane Al Kobra Mining Co.	23,180	374
	Saudi Automotive Services Co.	20,807	367
	Arabian Drilling Co.	14,428	333
	Al Moammar Information Systems Co.	8,935	314
	Southern Province Cement Co.	37,373	310
	City Cement Co.	56,779	307
	Bawan Co.	20,681	304
*	Perfect Presentation For Commercial Services Co.	90,198	301
	BinDawood Holding Co.	175,250	295
*	Saudi Public Transport Co.	66,419	291
	Etihad Atheeb Telecommunication Co.	10,398	278
	Almunajem Foods Co.	11,114	245
*	Saudi Ceramic Co.	31,848	239
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	33,231	226
	Yanbu Cement Co.	38,524	224
	Eastern Province Cement Co.	22,602	203
*	Zamil Industrial Investment Co.	17,264	193
	Arabian Cement Co.	23,203	157
			238,022
Singapore (0.3%)
	DBS Group Holdings Ltd.	1,312,225	42,633
	Oversea-Chinese Banking Corp. Ltd.	2,281,538	28,236
	United Overseas Bank Ltd.	790,800	21,003
	Singapore Telecommunications Ltd.	5,070,700	14,671
	CapitaLand Integrated Commercial Trust	3,631,479	5,976
	Singapore Exchange Ltd.	542,410	5,967
	Singapore Technologies Engineering Ltd.	990,000	5,621
	Keppel Ltd.	960,213	4,828
	CapitaLand Ascendas REIT	2,290,813	4,668
	Singapore Airlines Ltd.	874,836	4,490
	Capitaland Investment Ltd.	1,484,400	3,129
	Sembcorp Industries Ltd.	609,731	3,084
	Wilmar International Ltd.	1,287,437	3,020
	Genting Singapore Ltd.	4,003,800	2,270
	Mapletree Industrial Trust	1,317,592	2,038
	Thai Beverage PCL	5,283,200	2,025
*	Seatrium Ltd.	1,321,623	1,941
	NetLink NBN Trust	2,631,800	1,843
	Mapletree Logistics Trust	2,089,315	1,798
	Keppel DC REIT	1,070,744	1,771
	UOL Group Ltd.	365,255	1,616
	Venture Corp. Ltd.	167,400	1,486
	Frasers Logistics & Commercial Trust	2,050,876	1,407
	ComfortDelGro Corp. Ltd.	1,166,300	1,368
	Mapletree Pan Asia Commercial Trust	1,442,859	1,351
	Frasers Centrepoint Trust	770,423	1,335
	SATS Ltd.	589,036	1,270
	City Developments Ltd.	332,900	1,268
	Suntec REIT	1,313,700	1,158
	Jardine Cycle & Carriage Ltd.	54,888	1,090
	Keppel REIT	1,404,690	920
	CapitaLand Ascott Trust	1,340,015	877
	Parkway Life REIT	247,986	803
	Keppel Infrastructure Trust	2,207,766	677

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Golden Agri-Resources Ltd.	3,488,800	641
	ESR-REIT	367,158	619
	PARAGON REIT	703,313	528
	Sheng Siong Group Ltd.	381,500	514
	iFAST Corp. Ltd.	95,400	454
	Olam Group Ltd.	607,300	450
	Singapore Post Ltd.	1,025,300	449
	Lendlease Global Commercial REIT	1,127,814	445
	Capitaland India Trust	556,590	415
	Hutchison Port Holdings Trust	2,735,500	407
	Starhill Global REIT	1,044,000	396
	Raffles Medical Group Ltd.	493,400	382
	UMS Integration Ltd.	445,700	369
	AIMS APAC REIT	383,363	361
	Bumitama Agri Ltd.	578,800	359
	CapitaLand China Trust	654,668	346
	StarHub Ltd.	384,200	344
	Far East Hospitality Trust	820,200	342
	First Resources Ltd.	293,100	339
	Digital Core REIT Management Pte. Ltd.	666,700	334
	CDL Hospitality Trusts	523,279	319
	Stoneweg European REIT	166,820	283
	OUE REIT	1,210,175	260
	Riverstone Holdings Ltd.	320,000	222
	First REIT	1,043,136	208
	SIA Engineering Co. Ltd.	98,500	169
	AEM Holdings Ltd.	141,254	128
*	Keppel Pacific Oak US REIT	462,700	92
*	Manulife US REIT	783,584	49
	Prime US REIT	273,640	39
*	COSCO Shipping International Singapore Co. Ltd.	379,700	36
	Nanofilm Technologies International Ltd.	74,400	30
*,1,3	Ezra Holdings Ltd.	344,056	—
*,3	Eagle Hospitality Trust	242,300	—
			187,967
South Africa (0.4%)
	Naspers Ltd. Class N	107,004	28,136
	Gold Fields Ltd.	575,664	12,912
	FirstRand Ltd.	3,292,057	12,890
	Anglogold Ashanti plc	288,182	11,998
	Capitec Bank Holdings Ltd.	61,728	11,457
	Standard Bank Group Ltd.	888,977	11,102
	MTN Group Ltd.	1,137,098	7,526
	Harmony Gold Mining Co. Ltd.	354,622	5,572
[1]	Absa Group Ltd.	597,560	5,515
	Sanlam Ltd.	1,200,590	5,466
	Bid Corp. Ltd.	210,854	5,299
	Shoprite Holdings Ltd.	306,131	4,710
	Nedbank Group Ltd.	299,319	4,088
[1]	Discovery Ltd.	336,563	3,738
*	Impala Platinum Holdings Ltd.	577,156	3,432
	Clicks Group Ltd.	152,070	3,239
	NEPI Rockcastle NV	386,731	2,966
	Remgro Ltd.	333,915	2,877
	Bidvest Group Ltd.	215,209	2,728
	Vodacom Group Ltd.	364,879	2,700
[1,2]	Pepkor Holdings Ltd.	1,788,412	2,589
	Reinet Investments SCA	90,558	2,381
	Outsurance Group Ltd.	538,545	2,215
*,1	Sibanye Stillwater Ltd.	1,854,629	2,119
	Mr Price Group Ltd.	164,108	2,097
[1]	Anglo American Platinum Ltd.	56,823	1,946
	Woolworths Holdings Ltd.	594,471	1,843
	Old Mutual Ltd.	2,983,546	1,820
	Tiger Brands Ltd.	106,486	1,661
	Aspen Pharmacare Holdings Ltd.	247,590	1,626
[1]	Northam Platinum Holdings Ltd.	234,307	1,573
	Anglogold Ashanti plc (XNYS)	36,908	1,556
[1]	Growthpoint Properties Ltd.	2,087,845	1,472

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Momentum Group Ltd.	767,927	1,406
	Foschini Group Ltd.	194,024	1,352
*	Sasol Ltd.	387,412	1,338
	Exxaro Resources Ltd.	141,825	1,161
	AVI Ltd.	225,739	1,098
	Investec Ltd.	173,791	1,085
*,1	Multichoice Group	165,806	969
	Redefine Properties Ltd.	3,743,410	931
[1]	Fortress Real Estate Investments Ltd. Class B	807,134	858
	Truworths International Ltd.	211,610	844
*	SPAR Group Ltd.	126,055	777
	Sappi Ltd.	389,149	730
	Life Healthcare Group Holdings Ltd.	925,875	729
	Vukile Property Fund Ltd.	703,474	717
	Hyprop Investments Ltd.	283,893	651
	Kumba Iron Ore Ltd.	36,176	632
	Barloworld Ltd.	100,195	584
[2]	Dis-chem Pharmacies Ltd.	342,423	582
	Motus Holdings Ltd.	123,684	579
	Netcare Ltd.	772,623	568
	Resilient REIT Ltd.	157,411	514
[1]	African Rainbow Minerals Ltd.	60,755	509
*	Pick n Pay Stores Ltd.	319,784	482
	Santam Ltd.	21,925	476
[1]	AECI Ltd.	84,156	464
	Coronation Fund Managers Ltd.	206,818	424
	Reunert Ltd.	125,079	416
	Wilson Bayly Holmes-Ovcon Ltd.	36,702	379
[1]	Thungela Resources Ltd.	73,464	366
	Attacq Ltd.	475,772	365
	Equites Property Fund Ltd.	436,346	356
	DRDGOLD Ltd.	235,199	347
[1]	Super Group Ltd.	216,350	336
*	Telkom SA SOC Ltd.	152,632	323
	DataTec Ltd.	96,451	300
	Omnia Holdings Ltd.	78,627	290
	Hosken Consolidated Investments Ltd.	40,581	289
*	MAS plc	280,278	279
	We Buy Cars Holdings Ltd.	118,723	276
	JSE Ltd.	39,583	271
	Grindrod Ltd.	410,899	256
	Afrimat Ltd.	84,822	241
	Ninety One Ltd.	117,635	227
	Sun International Ltd.	95,252	205
	Astral Foods Ltd.	21,408	199
	Burstone Group Ltd.	400,652	189
*	KAP Ltd.	1,215,044	182
	Curro Holdings Ltd.	249,842	120
			199,921
South Korea (1.0%)
	Samsung Electronics Co. Ltd. (XKRX)	3,117,483	121,637
	SK Hynix Inc.	352,179	43,942
	NAVER Corp.	87,367	12,293
	Hyundai Motor Co.	89,236	11,958
	Hanwha Aerospace Co. Ltd.	20,178	11,340
	KB Financial Group Inc.	177,573	11,222
[1]	Celltrion Inc.	98,642	11,187
	Shinhan Financial Group Co. Ltd.	304,453	11,003
	Kia Corp.	161,238	10,247
*,2	Samsung Biologics Co. Ltd.	11,408	8,443
	POSCO Holdings Inc.	43,744	7,994
	Hana Financial Group Inc.	168,436	7,639
	Hyundai Mobis Co. Ltd.	40,422	7,588
*	Alteogen Inc.	27,294	6,732
*	Krafton Inc.	22,848	5,982
*,1	LG Energy Solution Ltd.	25,950	5,921
	Kakao Corp.	215,534	5,790
*	Doosan Enerbility Co. Ltd.	271,419	5,514
	Woori Financial Group Inc.	442,549	5,511

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	27,875	5,332
	Samsung Fire & Marine Insurance Co. Ltd.	19,771	5,216
	Meritz Financial Group Inc.	58,509	5,111
	KT&G Corp.	62,301	5,029
	Samsung C&T Corp.	53,747	4,625
	LG Chem Ltd. (XKRX)	29,103	4,411
*,1	Samsung Heavy Industries Co. Ltd.	421,941	4,323
	Samsung SDI Co. Ltd. (XKRX)	33,156	4,106
[1]	Hyundai Heavy Industries Co. Ltd.	13,839	3,914
	Hyundai Rotem Co. Ltd.	46,511	3,666
*	SK Square Co. Ltd.	58,095	3,592
	Samsung Electro-Mechanics Co. Ltd.	42,739	3,526
*,1	Hanwha Ocean Co. Ltd.	63,177	3,491
	LG Electronics Inc. (XKRX)	68,766	3,452
*,1	HLB Inc.	77,323	3,083
	HD Hyundai Electric Co. Ltd.	14,127	3,074
	Korea Electric Power Corp.	163,008	2,940
	Samsung Life Insurance Co. Ltd.	47,934	2,910
	Korea Zinc Co. Ltd.	5,169	2,883
[1]	Yuhan Corp.	35,435	2,840
[1]	Korea Aerospace Industries Ltd.	46,572	2,726
[1]	LG Corp.	58,134	2,722
[1]	HYBE Co. Ltd.	13,970	2,629
[1]	SK Innovation Co. Ltd.	39,064	2,595
	KB Financial Group Inc. ADR (XNYS)	39,869	2,511
	Samsung SDS Co. Ltd.	26,471	2,385
[1]	HMM Co. Ltd.	183,726	2,365
[1]	Ecopro Co. Ltd.	65,550	2,343
	Coway Co. Ltd.	34,885	2,148
*,1	Ecopro BM Co. Ltd.	30,045	2,140
[1]	KakaoBank Corp.	131,263	2,057
	SK Inc.	21,206	1,974
	Hyundai Glovis Co. Ltd.	24,430	1,959
[1]	Industrial Bank of Korea	180,892	1,952
	DB Insurance Co. Ltd.	29,345	1,891
[1]	Samyang Foods Co. Ltd.	2,676	1,826
	Korean Air Lines Co. Ltd.	122,939	1,812
	LG Uplus Corp.	213,036	1,799
	NH Investment & Securities Co. Ltd.	151,030	1,633
*,1	POSCO Future M Co. Ltd.	18,433	1,618
[1]	Amorepacific Corp.	17,887	1,569
	LIG Nex1 Co. Ltd.	6,922	1,564
*,1	Peptron Inc.	13,452	1,539
[1]	Hanmi Semiconductor Co. Ltd.	28,555	1,528
[1]	LG H&H Co. Ltd. (XKRX)	6,322	1,498
[1]	LS Electric Co. Ltd.	10,302	1,488
[1]	S-Oil Corp.	39,951	1,459
[1]	Mirae Asset Securities Co. Ltd.	174,722	1,452
[1]	HD Hyundai Mipo	12,355	1,451
	Hyosung Heavy Industries Corp.	4,196	1,451
[1]	Hanwha Solutions Corp.	67,829	1,426
	Samsung Securities Co. Ltd.	37,845	1,387
	HD Hyundai Co. Ltd.	24,902	1,377
	Orion Corp.	15,689	1,360
	Korea Investment Holdings Co. Ltd.	22,980	1,342
*,1	LigaChem Biosciences Inc.	17,750	1,308
	Hankook Tire & Technology Co. Ltd.	44,973	1,306
	Hyundai Engineering & Construction Co. Ltd.	44,303	1,298
*	SK Biopharmaceuticals Co. Ltd.	17,234	1,292
	Samsung E&A Co. Ltd.	94,870	1,283
[1]	Hanjin Kal Corp.	21,239	1,183
	BNK Financial Group Inc.	160,128	1,167
*,1	LG Display Co. Ltd.	196,099	1,165
	JB Financial Group Co. Ltd.	96,140	1,155
	iM Financial Group Co. Ltd.	153,366	1,109
[1]	Hanwha Systems Co. Ltd.	37,816	1,042
	Doosan Bobcat Inc.	29,777	1,024
*,1	Rainbow Robotics	5,152	977
[1]	LS Corp.	10,464	969
[1]	NCSoft Corp.	9,398	967

Total World Stock Index Fund
		Shares	Market Value• ($000)
	PharmaResearch Co. Ltd.	3,641	964
[1]	Posco International Corp.	27,573	951
*	Hugel Inc.	3,569	915
	Kangwon Land Inc.	78,700	898
*,1	Hanwha Vision Co. Ltd.	20,905	887
[1]	Sam Chun Dang Pharm Co. Ltd.	8,836	875
	Cheil Worldwide Inc.	66,777	872
	Hyundai Steel Co.	50,193	864
	POSCO Holdings Inc. (XNYS) ADR	18,635	848
	Kumho Petrochemical Co. Ltd.	9,942	832
*,1	SKC Co. Ltd.	11,579	831
[1]	LG Innotek Co. Ltd.	8,406	826
[1]	Classys Inc.	18,151	821
	CJ CheilJedang Corp. (XKRX)	4,831	813
	Shinsegae Inc.	7,180	796
*,1	Ecopro Materials Co. Ltd.	20,248	788
	Misto Holdings Corp.	30,205	785
	Hanmi Pharm Co. Ltd.	4,049	766
	KIWOOM Securities Co. Ltd.	7,824	752
	GS Holdings Corp.	27,569	750
	JYP Entertainment Corp.	15,420	750
*	ABLBio Inc.	16,198	747
*	APR Corp.	13,875	736
[1]	IsuPetasys Co. Ltd.	32,417	732
*,1	Hanwha Engine	37,544	722
[1]	Doosan Co. Ltd.	3,387	721
	E-MART Inc.	11,201	721
[1]	CJ Corp.	8,191	716
	Hyundai Elevator Co. Ltd.	13,632	708
[1]	LEENO Industrial Inc.	27,715	704
[1]	NongShim Co. Ltd.	2,381	675
*,1	L&F Co. Ltd.	14,686	669
[1]	Hansol Chemical Co. Ltd.	8,113	661
	Hanwha Corp. (XKRX)	19,385	657
*,1	Hotel Shilla Co. Ltd.	20,831	644
*,1	Naturecell Co. Ltd.	34,659	639
[1]	HD Hyundai Marine Solution Co. Ltd.	5,704	616
	SM Entertainment Co. Ltd.	7,005	609
[1]	Posco DX Co. Ltd.	35,210	607
*,1	Enchem Co. Ltd.	10,835	604
[1]	DI Dong Il Corp.	20,274	590
	Samsung Card Co. Ltd.	19,318	571
*	Hyundai Marine & Fire Insurance Co. Ltd.	36,323	568
	Korean Reinsurance Co.	99,292	565
[1]	Hyundai Department Store Co. Ltd.	13,300	559
	LX International Corp.	29,022	541
*,1	GemVax & Kael Co. Ltd.	23,475	541
	Douzone Bizon Co. Ltd.	12,546	538
*,1	Pearl Abyss Corp.	20,953	522
	HD Hyundai Infracore Co. Ltd.	89,646	521
	Cosmax Inc.	4,295	521
	HL Mando Co. Ltd.	19,684	516
	DB HiTek Co. Ltd.	18,856	510
*,1	Voronoi Inc.	7,542	507
	DL E&C Co. Ltd.	16,399	501
	Korea Gas Corp.	17,814	485
*,1	Lunit Inc.	13,146	478
	Poongsan Corp.	11,418	477
	S-1 Corp.	10,560	471
[1]	Jusung Engineering Co. Ltd.	19,828	468
[1]	Kolmar Korea Co. Ltd.	8,611	460
	KCC Corp.	2,592	455
[1]	TechWing Inc.	18,768	451
	Lotte Chemical Corp.	10,586	449
	OCI Holdings Co. Ltd.	9,856	449
[1]	F&F Co. Ltd.	8,915	443
[1]	Green Cross Corp.	5,052	441
*,1	ISU Specialty Chemical	14,330	435
[1]	HPSP Co. Ltd.	26,813	424
	GS Engineering & Construction Corp.	32,813	422

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Doosan Robotics Inc.	11,905	422
[1]	Youngone Corp.	12,520	417
*,1	Hanall Biopharma Co. Ltd.	21,177	414
[1]	Eo Technics Co. Ltd.	5,093	412
*	Celltrion Pharm Inc.	11,977	404
	ST Pharm Co. Ltd.	7,194	399
	HDC Hyundai Development Co-Engineering & Construction	22,781	399
[2]	Netmarble Corp.	12,685	399
*,1	Oscotec Inc.	20,441	395
*	Cafe24 Corp.	9,349	394
*,1	Silicon2 Co. Ltd.	15,544	391
	Green Cross Holdings Corp.	39,636	390
	KEPCO Plant Service & Engineering Co. Ltd.	12,468	385
*	Kakaopay Corp.	17,305	385
[1]	Dongsuh Cos. Inc.	20,882	382
	Koh Young Technology Inc.	39,103	380
*	Hanwha Life Insurance Co. Ltd.	200,116	373
	Seegene Inc.	20,038	371
	Medytox Inc.	3,003	369
*,1	SHIFT UP Corp.	9,707	368
*,1	CosmoAM&T Co. Ltd.	13,240	367
*,1	SK Bioscience Co. Ltd.	13,099	365
	Hite Jinro Co. Ltd.	26,796	364
[1]	Daejoo Electronic Materials Co. Ltd.	6,274	364
[1]	Lotte Shopping Co. Ltd.	7,496	356
[1]	Shinsung Delta Tech Co. Ltd.	8,477	354
	HDC Holdings Co. Ltd.	25,758	348
	Pan Ocean Co. Ltd.	146,753	345
	Park Systems Corp.	2,424	345
[1]	SK REITs Co. Ltd.	98,664	344
*,1	VT Co. Ltd.	12,794	344
	KEPCO Engineering & Construction Co. Inc.	7,001	334
	Hyosung TNC Corp.	1,998	334
[1]	Daesang Corp.	19,425	326
	BGF retail Co. Ltd.	4,319	326
[1]	Dongjin Semichem Co. Ltd.	15,849	325
*	Daewoo Engineering & Construction Co. Ltd.	128,480	321
	Han Kuk Carbon Co. Ltd.	23,265	318
	Soulbrain Co. Ltd.	2,606	317
[1]	Hyundai Autoever Corp.	3,593	311
[1]	Hyundai Construction Equipment Co. Ltd.	6,479	309
	Hyundai Wia Corp.	10,205	307
[1]	Daou Technology Inc.	19,687	301
	Paradise Co. Ltd.	34,477	300
*,1	Seojin System Co. Ltd.	20,757	298
[1]	CS Wind Corp.	10,815	295
[1]	Daewoong Pharmaceutical Co. Ltd.	3,006	292
*	Kumho Tire Co. Inc.	85,471	289
[1]	People & Technology Inc.	10,131	289
	WONIK IPS Co. Ltd.	18,108	288
	DoubleUGames Co. Ltd.	7,242	287
	Hankook Shell Oil Co. Ltd.	1,097	286
	Sebang Global Battery Co. Ltd.	5,794	281
[1]	YG Entertainment Inc.	5,887	278
*	Duk San Neolux Co. Ltd.	13,285	278
*,1	Taihan Electric Wire Co. Ltd.	33,792	277
	INTOPS Co. Ltd.	24,342	276
*,1	Mezzion Pharma Co. Ltd.	9,718	275
	Chong Kun Dang Pharmaceutical Corp.	4,611	264
*	Wemade Co. Ltd.	13,053	263
	Hanmi Science Co. Ltd.	12,822	262
[1]	S&S Tech Corp.	10,826	262
	CJ Logistics Corp.	4,399	257
	Soop Co. Ltd.	4,462	257
	Youngone Holdings Co. Ltd.	3,801	256
	Taekwang Industrial Co. Ltd.	481	256
*	CJ ENM Co. Ltd.	5,763	251
	ESR Kendall Square REIT Co. Ltd.	73,044	250
*,1	SOLUM Co. Ltd.	21,402	248
*,1	Synopex Inc.	55,534	248

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Pharmicell Co. Ltd.	32,782	244
	Hyundai Green Food	22,101	242
*,1	HLB Life Science Co. Ltd.	53,557	237
	Amorepacific Holdings Corp.	14,537	235
	Samchully Co. Ltd.	3,645	235
	DongKook Pharmaceutical Co. Ltd.	21,955	235
	Kwang Dong Pharmaceutical Co. Ltd.	60,643	234
	Partron Co. Ltd.	48,228	233
*,1	Kakao Games Corp.	23,142	231
[1]	SL Corp.	9,952	230
	ISC Co. Ltd.	6,564	229
[1]	LOTTE Fine Chemical Co. Ltd.	9,334	228
*,1	HLB Therapeutics Co. Ltd.	42,886	227
	Lotte Corp.	14,118	224
	Innocean Worldwide Inc.	17,506	224
*,1	Hanon Systems	88,115	221
*,1,2	SK IE Technology Co. Ltd.	13,993	220
	HL Holdings Corp.	8,477	218
	LX Semicon Co. Ltd.	5,715	218
[1]	Ahnlab Inc.	4,531	214
[1]	HK inno N Corp.	7,555	214
	SK Gas Ltd.	1,264	213
[1]	GS Retail Co. Ltd.	20,244	211
	SK Networks Co. Ltd.	70,592	210
	Shinhan Financial Group Co. Ltd. ADR	5,816	209
	HS Hyosung Advanced Materials Corp.	1,626	203
[1]	NICE Information Service Co. Ltd.	22,233	202
[1]	Dentium Co. Ltd.	3,940	202
[1]	Hana Micron Inc.	26,234	201
	Eugene Technology Co. Ltd.	8,350	200
*,1	Creative & Innovative System	39,334	200
	Lotte Chilsung Beverage Co. Ltd.	2,581	199
	Binggrae Co. Ltd.	2,977	198
*	Eubiologics Co. Ltd.	21,312	197
	Korea Asset In Trust Co. Ltd.	119,588	196
	NHN Corp.	12,518	195
	LOTTE REIT Co. Ltd.	77,226	195
	Otoki Corp.	679	191
*	Hanwha General Insurance Co. Ltd.	66,514	191
*,1	Ananti Inc.	39,587	188
*,1	Hyundai Bioscience Co. Ltd.	24,507	186
	Shinhan Alpha REIT Co. Ltd.	45,280	185
	Lake Materials Co. Ltd.	20,511	185
	Kolon Industries Inc.	8,682	184
[1]	Cheryong Electric Co. Ltd.	8,273	182
	SK Chemicals Co. Ltd.	6,442	180
*	Lotte Energy Materials Corp.	11,227	179
	LX Holdings Corp.	38,930	179
[1]	Daeduck Electronics Co. Ltd.	18,162	178
	Tokai Carbon Korea Co. Ltd.	2,959	178
*	Lotte Tour Development Co. Ltd.	22,998	176
*	Doosan Fuel Cell Co. Ltd.	16,064	172
[1]	Advanced Nano Products Co. Ltd.	4,508	172
[1]	Solid Inc.	33,987	171
[1]	Hana Tour Service Inc.	4,494	165
*,1	Binex Co. Ltd.	15,146	165
*,1	Chabiotech Co. Ltd.	21,371	165
[1]	Ecopro HN Co. Ltd.	8,285	163
*	Asiana Airlines Inc.	24,040	160
	Hanssem Co. Ltd.	5,339	159
	JR Global REIT	82,399	159
	Hansol Paper Co. Ltd.	26,412	156
	Daewoong Co. Ltd.	10,718	153
	BH Co. Ltd.	17,644	153
	SFA Engineering Corp.	10,655	152
	SD Biosensor Inc.	22,765	151
[1]	Hankook & Co. Co. Ltd.	14,228	150
	DL Holdings Co. Ltd.	6,552	150
	Innox Advanced Materials Co. Ltd.	9,317	150
*,1	Cosmochemical Co. Ltd.	13,762	150

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Fadu Inc.	19,989	149
[1]	Unid Co. Ltd.	2,363	146
*	Jeju Air Co. Ltd.	30,603	144
*	Hanwha Investment & Securities Co. Ltd.	59,216	143
	InBody Co. Ltd.	8,363	142
	Korea Electric Terminal Co. Ltd.	3,118	141
	Youlchon Chemical Co. Ltd.	7,162	141
*	Samsung Pharmaceutical Co. Ltd.	132,644	140
[1]	SIMMTECH Co. Ltd.	12,556	139
[1]	Sung Kwang Bend Co. Ltd.	7,218	138
*	Bioneer Corp.	12,524	138
[1]	TCC Steel	9,727	137
	Caregen Co. Ltd.	8,119	136
*	SK oceanplant Co. Ltd.	12,959	136
*	Foosung Co. Ltd.	43,488	134
	NEXTIN Inc.	3,543	134
	JW Pharmaceutical Corp.	8,446	133
	Orion Holdings Corp.	10,345	133
	Hancom Inc.	8,867	133
	Seobu T&D	32,649	132
	L&C Bio Co. Ltd.	8,321	130
*,1	LS Materials Ltd.	16,581	130
	Samyang Holdings Corp.	2,925	127
*	Amicogen Inc.	53,231	127
	Lotte Wellfood Co. Ltd.	1,518	127
[1]	Posco M-Tech Co. Ltd.	14,440	123
	LF Corp.	11,703	122
	Lotte Rental Co. Ltd.	5,834	121
	OCI Co. Ltd.	3,110	121
	SNT Motiv Co. Ltd.	6,078	118
	Daehan Flour Mill Co. Ltd.	1,270	117
*,1	Joongang Advanced Materials Co. Ltd.	37,857	117
[1]	HAESUNG DS Co. Ltd.	7,122	116
*,1	Sungeel Hitech Co. Ltd.	4,903	116
	Hanjin Transportation Co. Ltd.	8,540	115
[1]	SK Discovery Co. Ltd.	3,913	115
	Com2uSCorp	4,149	115
	KCC Glass Corp.	4,931	111
[1]	MegaStudyEdu Co. Ltd.	3,258	110
*	Il Dong Pharmaceutical Co. Ltd.	13,165	110
*,1	Nexon Games Co. Ltd.	12,037	109
*	GeneOne Life Science Inc.	65,440	107
	Hanil Cement Co. Ltd.	8,300	105
*	GC Cell Corp.	7,163	104
*	CJ CGV Co. Ltd.	30,053	103
*	Shin Poong Pharmaceutical Co. Ltd.	19,421	103
[1]	Doosan Tesna Inc.	5,820	103
	i-SENS Inc.	8,808	102
[1]	Dongkuk Steel Mill Co. Ltd.	15,002	97
	Korea Petrochemical Ind Co. Ltd.	1,618	96
	Namyang Dairy Products Co. Ltd.	1,800	96
[1]	Sungwoo Hitech Co. Ltd.	24,178	95
*	DIO Corp.	6,970	95
	Advanced Process Systems Corp.	7,905	95
	PSK Inc.	7,489	94
[1]	Intellian Technologies Inc.	3,402	92
*	Neowiz	5,514	91
	Mcnex Co. Ltd.	5,314	90
	Hyosung Corp.	2,345	88
[1]	TES Co. Ltd.	6,231	88
	PI Advanced Materials Co. Ltd.	7,673	88
*	Komipharm International Co. Ltd.	20,136	86
	TKG Huchems Co. Ltd.	7,579	86
*,1	SFA Semicon Co. Ltd.	40,560	85
*	CMG Pharmaceutical Co. Ltd.	48,693	85
*	Tongyang Life Insurance Co. Ltd.	19,837	85
*	Dawonsys Co. Ltd.	13,580	82
[1]	Sam-A Aluminum Co. Ltd.	4,619	82
	Dong-A Socio Holdings Co. Ltd.	1,116	81
	Dongwon Industries Co. Ltd.	2,756	81

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Seoul Semiconductor Co. Ltd.	17,246	81
	ENF Technology Co. Ltd.	4,657	81
*	Daea TI Co. Ltd.	27,911	80
	Yuanta Securities Korea Co. Ltd.	38,496	80
	iMarketKorea Inc.	14,356	80
*	Shinsung E&G Co. Ltd.	81,277	78
[1]	TK Corp.	5,206	77
	Dongwon F&B Co. Ltd.	2,980	77
	Seah Besteel Holdings Corp.	6,003	76
[1]	Huons Global Co. Ltd.	2,154	76
	Harim Holdings Co. Ltd.	18,041	76
	GOLFZON Co. Ltd.	1,620	75
[1]	KC Tech Co. Ltd.	4,074	75
	Korea United Pharm Inc.	5,473	75
*	W Scope Chungju Plant Co. Ltd.	11,680	75
*,1	Studio Dragon Corp.	2,043	74
[1]	Myoung Shin Industrial Co. Ltd.	12,556	74
	IS Dongseo Co. Ltd.	5,641	72
	Nexen Tire Corp.	19,052	72
*	KMW Co. Ltd.	11,857	72
[1]	Humedix Co. Ltd.	2,506	71
	Songwon Industrial Co. Ltd.	8,840	71
	RFHIC Corp.	6,535	71
*	GS P&L Co. Ltd.	4,801	71
	KISWIRE Ltd.	5,769	70
*	Korea Line Corp.	65,526	70
	Boryung	11,701	70
	Grand Korea Leisure Co. Ltd.	8,051	69
*,3	Kum Yang Co. Ltd.	9,732	68
	Hyundai Home Shopping Network Corp.	1,970	67
[1]	Solus Advanced Materials Co. Ltd.	11,130	67
*	Humasis Co. Ltd.	70,056	67
	HS Industries Co. Ltd.	19,810	65
	Hansol Technics Co. Ltd.	19,149	64
	Hyundai Corp.	3,860	62
	Hyundai GF Holdings	16,214	62
*	Insun ENT Co. Ltd.	17,053	61
	Webzen Inc.	6,293	61
*,3	NKMax Co. Ltd.	42,604	61
	Samwha Capacitor Co. Ltd.	3,429	60
[1]	Zinus Inc.	4,925	60
	Young Poong Corp.	2,260	59
	Hansae Co. Ltd.	7,440	58
*	BNC Korea Co. Ltd.	19,712	58
	Handsome Co. Ltd.	5,208	57
	SK Securities Co. Ltd.	167,425	57
	NICE Holdings Co. Ltd.	7,180	57
*	CrystalGenomics Invites Co. Ltd.	40,355	57
	LX Hausys Ltd.	2,811	57
	Dong-A ST Co. Ltd.	1,620	55
*	Chunbo Co. Ltd.	2,163	55
	Soulbrain Holdings Co. Ltd.	2,470	54
	Eugene Investment & Securities Co. Ltd.	26,002	51
	Vieworks Co. Ltd.	2,977	51
	NHN KCP Corp.	9,232	50
	KISCO Corp.	8,279	49
*,1	UniTest Inc.	7,083	49
*	Yungjin Pharmaceutical Co. Ltd.	33,594	48
	Samyang Corp.	1,434	48
*,1	AbClon Inc.	7,364	48
*,1	Danal Co. Ltd.	23,723	48
*	Vaxcell-Bio Therapeutics Co. Ltd.	6,522	46
	Modetour Network Inc.	5,632	45
[1]	Huons Co. Ltd.	2,533	45
*	Bukwang Pharmaceutical Co. Ltd.	15,591	44
	Daol Investment & Securities Co. Ltd.	17,627	42
	KH Vatec Co. Ltd.	6,489	42
	Korea Real Estate Investment & Trust Co. Ltd.	54,569	41
	Ilyang Pharmaceutical Co. Ltd.	4,628	40
*	Genexine Inc.	12,258	40

Total World Stock Index Fund
		Shares	Market Value• ($000)
	E1 Corp.	906	39
*	Tongyang Inc.	88,975	37
*,1	HLB Global Co. Ltd.	16,503	36
	iNtRON Biotechnology Inc.	11,424	33
*,1	Namsun Aluminum Co. Ltd.	27,772	28
*,3	Hyosung Chemical Corp.	978	27
	Chongkundang Holdings Corp.	811	26
	Gradiant Corp.	2,485	24
	Able C&C Co. Ltd.	4,920	24
	KC Co. Ltd.	1,769	23
*	Helixmith Co. Ltd.	7,800	15
*	Enzychem Lifesciences Corp.	13,809	11
*	NEPES Corp.	1,868	9
	Dongkuk CM Co. Ltd.	2,027	9
	Toptec Co. Ltd.	2,701	8
	Eusu Holdings Co. Ltd.	1,034	4
	LOTTE Himart Co. Ltd.	671	4
*,3	Kuk-il Paper Manufacturing Co. Ltd.	26,987	2
	Daishin Securities Co. Ltd.	12	—
			566,253
Spain (0.7%)
	Iberdrola SA (XMAD)	3,937,365	70,974
	Banco Santander SA	9,764,386	68,750
	Banco Bilbao Vizcaya Argentaria SA	3,760,184	51,605
	Industria de Diseno Textil SA	688,187	37,007
	Amadeus IT Group SA	284,155	22,367
	CaixaBank SA	2,544,248	19,500
*,2	Cellnex Telecom SA	390,913	15,820
	Ferrovial SE	310,526	15,148
	Telefonica SA	2,854,286	14,663
[2]	Aena SME SA	45,910	11,533
	Banco de Sabadell SA	3,325,996	9,705
	Repsol SA	758,729	9,274
	ACS Actividades de Construccion y Servicios SA	130,741	8,192
	Redeia Corp. SA	312,368	6,550
	Endesa SA	201,237	6,044
	Bankinter SA	415,547	4,841
	Merlin Properties Socimi SA	242,253	2,747
[1]	Naturgy Energy Group SA	85,017	2,533
	Enagas SA	150,882	2,352
	Mapfre SA	622,158	2,215
	Acciona SA	13,800	2,011
[2]	Unicaja Banco SA	969,028	1,847
	Indra Sistemas SA	55,942	1,784
	Viscofan SA	23,210	1,674
	Vidrala SA (XMAD)	15,122	1,648
*	Grifols SA	168,916	1,599
	Inmobiliaria Colonial Socimi SA	225,052	1,459
	Sacyr SA (XMAD)	378,658	1,389
	Logista Integral SA	39,355	1,345
	Acerinox SA	118,186	1,336
	Fluidra SA	54,452	1,261
*	Puig Brands SA Class B	66,501	1,245
	Laboratorios Farmaceuticos Rovi SA	15,463	906
	Elecnor SA	35,027	751
	Construcciones y Auxiliar de Ferrocarriles SA	14,362	702
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	473,743	688
	CIE Automotive SA	24,936	659
	Almirall SA	56,357	625
	Pharma Mar SA	7,305	619
	Corp. ACCIONA Energias Renovables SA	31,129	582
	Melia Hotels International SA	70,054	509
*	Tecnicas Reunidas SA	28,520	479
[2]	Neinor Homes SA	21,926	382
	Atresmedia Corp. de Medios de Comunicacion SA	57,080	360
*	Solaria Energia y Medio Ambiente SA	44,568	336
[2]	Gestamp Automocion SA	80,894	242
	Ence Energia y Celulosa SA	65,595	211
	Prosegur Cia de Seguridad SA	62,000	173

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	Global Dominion Access SA	47,418	157
*	Distribuidora Internacional de Alimentacion SA	6,034	156
	Banco Santander SA ADR	16,687	117
[2]	Prosegur Cash SA	110,532	96
			409,168
Sweden (0.8%)
	Investor AB Class B	980,387	29,047
	Atlas Copco AB Class A	1,860,956	28,805
	Volvo AB Class B	1,001,091	27,213
	Assa Abloy AB Class B	643,786	19,541
	Skandinaviska Enskilda Banken AB Class A	1,001,653	15,894
	Telefonaktiebolaget LM Ericsson Class B	1,810,412	15,293
	Investor AB Class A (XSTO)	479,850	14,291
	Sandvik AB	686,575	14,174
	Swedbank AB Class A	566,443	14,141
	EQT AB	478,404	13,825
	Hexagon AB Class B	1,406,036	13,684
	Svenska Handelsbanken AB Class A	906,070	11,860
	Essity AB Class B	404,586	11,700
	Atlas Copco AB Class B	766,103	10,638
	Saab AB Class B	213,190	9,927
	Alfa Laval AB	183,221	7,599
*,2	Evolution AB	105,695	7,322
	Epiroc AB Class A	334,693	7,241
	Epiroc AB Class B	343,390	6,734
	Lifco AB Class B	146,236	5,662
*	Boliden AB	184,494	5,653
	Telia Co. AB	1,463,694	5,498
[1]	H & M Hennes & Mauritz AB Class B	350,535	5,079
	Securitas AB Class B	320,185	5,074
	Tele2 AB Class B	340,096	5,018
	Skanska AB Class B	212,437	4,936
	Nibe Industrier AB Class B	1,114,322	4,752
	AddTech AB Class B	141,188	4,750
	Trelleborg AB Class B	132,692	4,575
	Indutrade AB	167,727	4,538
	SKF AB Class B	208,985	4,096
	Beijer Ref AB	259,792	3,963
	Volvo AB Class A	144,247	3,935
	Industrivarden AB Class C	109,981	3,862
	Svenska Cellulosa AB SCA Class B	294,392	3,807
*	Swedish Orphan Biovitrum AB	117,351	3,569
*	Castellum AB	277,963	3,383
*	Fastighets AB Balder Class B	432,597	3,110
	Lagercrantz Group AB Class B	135,543	3,088
	Sectra AB Class B	99,477	3,052
	Fortnox AB	324,725	2,940
	AAK AB	111,184	2,908
	Getinge AB Class B	142,919	2,762
	Nordnet AB publ	104,191	2,758
	Avanza Bank Holding AB	80,550	2,677
	Holmen AB Class B	67,384	2,664
	Sagax AB Class B	106,739	2,426
	L E Lundbergforetagen AB Class B	45,184	2,384
	Investment AB Latour Class B	87,285	2,356
	Industrivarden AB Class A	65,328	2,296
	SSAB AB Class B	357,944	2,225
	Sweco AB Class B	126,140	2,219
	Axfood AB	68,297	1,909
*	Hemnet Group AB	53,014	1,820
	Loomis AB	43,687	1,818
	Mycronic AB	45,303	1,809
	Wihlborgs Fastigheter AB	170,312	1,767
*	Embracer Group AB	116,781	1,474
[2]	Thule Group AB	64,624	1,473
	Billerud Aktiebolag	133,946	1,413
	Hexpol AB	162,398	1,412
	Wallenstam AB Class B	281,836	1,394
	Hufvudstaden AB Class A	112,958	1,375

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Camurus AB	20,440	1,314
	Betsson AB Class B	75,063	1,313
	AddLife AB Class B	69,040	1,310
	Storskogen Group AB Class B	965,570	1,272
	Kinnevik AB Class B	156,826	1,255
[2]	Bravida Holding AB	130,627	1,245
	Pandox AB	74,037	1,240
*,2	BoneSupport Holding AB	37,448	1,225
[1]	Svenska Cellulosa AB SCA Class A	95,046	1,224
	Fabege AB	141,077	1,205
	Sagax AB Class D	350,256	1,201
	Catena AB	25,376	1,195
	Bure Equity AB	35,216	1,187
	Elekta AB Class B	225,496	1,148
[2]	Munters Group AB	87,061	1,114
	NCC AB Class B	57,908	1,078
	SSAB AB Class A	168,737	1,066
	Vitec Software Group AB Class B	23,323	1,066
	Truecaller AB Class B	134,331	1,011
*	Asmodee Group AB Class B	90,228	994
	INVISIO AB	23,985	964
	Alleima AB	118,541	932
*	Nyfosa AB	98,624	926
*	HMS Networks AB	20,114	902
	Husqvarna AB Class B	190,795	887
*,2	Sinch AB	381,309	886
	AFRY AB	51,008	884
*	Electrolux AB Class B	140,298	876
	Peab AB Class B	104,588	870
	Lindab International AB	41,351	869
	Granges AB	66,843	835
[2]	Scandic Hotels Group AB	102,765	800
	Clas Ohlson AB Class B	27,471	778
*	Electrolux Professional AB Class B	132,033	765
	NP3 Fastigheter AB	28,530	743
*,1	Volvo Car AB Class B	430,976	735
[1]	Svenska Handelsbanken AB Class B	36,460	717
	Medicover AB Class B	27,716	692
	Bufab AB	16,727	691
	Vitrolife AB	41,855	681
*	Modern Times Group MTG AB Class B	56,767	680
	AddNode Group AB	78,875	679
	JM AB	40,486	646
[2]	Dometic Group AB	178,644	644
	Mips AB	17,818	628
	Cibus Nordic Real Estate AB publ	36,241	627
	Nolato AB Class B	108,647	610
*	Xvivo Perfusion AB	17,111	565
*	Sdiptech AB Class B	23,169	519
*,2	Attendo AB	73,439	500
	NCAB Group AB	111,573	492
	Dios Fastigheter AB	69,012	479
	Biotage AB	32,349	471
	Bilia AB Class A	37,365	468
	Arjo AB Class B	138,679	465
	MEKO AB	32,413	426
	Atrium Ljungberg AB Class B	117,815	417
	Instalco AB	141,770	393
	SkiStar AB	22,611	392
	Investment AB Oresund	29,831	362
	Cloetta AB Class B	124,219	361
*,1,2	BioArctic AB	17,661	359
*,1	Better Collective A/S	23,975	316
	Ratos AB Class B	88,996	304
*,2	Boozt AB	34,648	302
	Troax Group AB	21,517	298
	Systemair AB	34,023	291
*	Hexatronic Group AB	108,348	287
	Platzer Fastigheter Holding AB Class B	34,923	274
	Volati AB	18,176	224

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Samhallsbyggnadsbolaget i Norden AB	524,544	213
	Corem Property Group AB Class B	417,564	211
*	Norion Bank AB	39,722	162
	Skandinaviska Enskilda Banken AB Class C	9,487	161
	Fagerhult Group AB	35,407	153
*	Stillfront Group AB	258,261	132
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	177,911	125
	Husqvarna AB Class A	13,494	63
	NCC AB Class A	2,835	53
	Telefonaktiebolaget LM Ericsson Class A	5,482	46
*,3	Ow Bunker A/S	3,210	—
			473,502
Switzerland (2.2%)
	Nestle SA (Registered)	1,682,822	179,115
	Novartis AG (Registered)	1,292,480	147,417
	Roche Holding AG	390,031	127,535
	Zurich Insurance Group AG	93,908	66,606
	UBS Group AG (Registered)	2,093,076	63,536
	Cie Financiere Richemont SA Class A (Registered)	347,982	61,490
	ABB Ltd. (Registered)	1,043,210	55,093
	Holcim AG	363,482	40,618
	Swiss Re AG	189,132	33,950
	Lonza Group AG (Registered)	46,241	33,225
	Alcon AG	322,495	31,334
	Givaudan SA (Registered)	5,197	25,072
	Roche Holding AG (Bearer)	71,938	25,026
	Sika AG (Registered)	99,385	24,837
	Partners Group Holding AG	14,474	18,965
	Swiss Life Holding AG (Registered)	18,365	18,337
	Geberit AG (Registered)	21,880	15,157
	Sandoz Group AG	293,804	12,744
	Schindler Holding AG (XSWX)	30,733	11,240
	Swisscom AG (Registered)	16,844	11,233
[1]	Chocoladefabriken Lindt & Spruengli AG	700	10,202
	SGS SA (Registered)	103,147	10,073
	Sonova Holding AG (Registered)	32,381	9,954
	Julius Baer Group Ltd.	134,703	8,735
[1]	Straumann Holding AG (Registered)	71,257	8,689
	Chocoladefabriken Lindt & Spruengli AG (Registered)	61	8,640
	Galderma Group AG	66,845	7,764
	Logitech International SA (Registered)	101,180	7,689
	Kuehne & Nagel International AG (Registered)	33,360	7,683
	Swiss Prime Site AG (Registered)	52,115	7,349
	Baloise Holding AG (Registered)	33,007	7,343
[2]	VAT Group AG	18,209	6,573
	Belimo Holding AG (Registered)	6,190	5,259
	PSP Swiss Property AG (Registered)	29,269	5,212
	Helvetia Holding AG (Registered)	22,058	4,866
	SIG Group AG	210,633	4,063
	Swatch Group AG (Bearer)	23,192	4,025
[1]	Georg Fischer AG (Registered)	53,155	3,843
	Swissquote Group Holding SA (Registered)	6,876	3,549
	EMS-Chemie Holding AG (Registered)	4,787	3,530
[2]	Galenica AG	33,460	3,505
	Accelleron Industries AG	61,863	3,321
	Schindler Holding AG (Registered)	9,246	3,278
	Flughafen Zurich AG (Registered)	12,383	3,120
	Siegfried Holding AG (Registered)	25,370	3,021
	Temenos AG (Registered)	39,611	2,837
	Avolta AG	58,522	2,667
[1]	Adecco Group AG (Registered)	102,407	2,665
*	BKW AG	12,375	2,481
	Cembra Money Bank AG	18,996	2,293
*	Sunrise Communications AG Class A	41,996	2,271
*,1	Banque Cantonale Vaudoise (Registered)	18,434	2,269
	Barry Callebaut AG (Registered)	2,333	2,092
	Allreal Holding AG (Registered)	9,384	2,068
[1]	Sulzer AG (Registered)	11,600	1,963
[1]	Bucher Industries AG (Registered)	4,310	1,862

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Mobimo Holding AG (Registered)	4,765	1,840
	Clariant AG (Registered)	150,666	1,686
	VZ Holding AG	8,123	1,676
	Tecan Group AG (Registered)	8,265	1,610
	dormakaba Holding AG	1,882	1,588
	DKSH Holding AG	21,071	1,552
*	Aryzta AG	615,313	1,543
*	SFS Group AG	11,302	1,528
	Burckhardt Compression Holding AG	2,096	1,425
	Valiant Holding AG (Registered)	9,653	1,422
[1]	Emmi AG (Registered)	1,396	1,373
	Inficon Holding AG (Registered)	12,780	1,356
	Comet Holding AG (Registered)	5,010	1,294
*	Bachem Holding AG	20,340	1,247
	Vontobel Holding AG (Registered)	17,110	1,236
	ALSO Holding AG (Registered)	3,721	1,136
	St. Galler Kantonalbank AG (Registered)	1,716	1,034
	Landis & Gyr Group AG	16,018	1,030
	Ypsomed Holding AG (Registered)	2,377	1,013
	Interroll Holding AG (Registered)	420	922
	Kardex Holding AG (Registered)	3,530	889
	EFG International AG	57,435	869
[1]	Stadler Rail AG	32,278	851
	Huber & Suhner AG (Registered)	8,927	786
	Intershop Holding AG	4,709	773
	Bossard Holding AG (Registered) Class A	3,031	661
	Daetwyler Holding AG	4,486	648
*	ams-OSRAM AG	67,515	599
[2]	Medacta Group SA	3,604	585
	OC Oerlikon Corp. AG Pfaffikon (Registered)	134,183	569
	Forbo Holding AG (Registered)	584	560
	Swatch Group AG (Registered)	16,004	556
	Implenia AG (Registered)	9,538	539
*,2	Sensirion Holding AG	6,307	489
	u-blox Holding AG	4,768	483
	SKAN Group AG	5,856	480
	Cie Financiere Tradition SA	1,815	480
*	Softwareone Holding AG	66,463	460
*,2	Montana Aerospace AG	21,065	421
*	Basilea Pharmaceutica Ag Allschwil (Registered)	6,930	371
	Autoneum Holding AG	2,328	349
*	Komax Holding AG (Registered)	2,676	333
	Zehnder Group AG	4,959	330
	Bell Food Group AG (Registered)	1,011	325
	APG SGA SA	1,157	312
	COSMO Pharmaceuticals NV	5,142	298
*,2	Medartis Holding AG	3,076	287
	Schweiter Technologies AG	619	285
	Bystronic AG	797	243
	Vetropack Holding AG (Registered)	6,482	224
[1]	Arbonia AG	29,171	221
	LEM Holding SA (Registered)	241	201
*,2	PolyPeptide Group AG	7,414	172
[1]	Rieter Holding AG (Registered)	1,877	160
[2]	Medmix AG	12,792	160
[1]	Leonteq AG	6,314	119
	VP Bank AG Class A	742	74
*,1	PIERER Mobility AG	2,425	34
			1,222,991
Taiwan (1.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	15,722,498	445,490
	MediaTek Inc.	969,716	41,206
	Hon Hai Precision Industry Co. Ltd.	7,929,118	35,327
	Delta Electronics Inc.	1,403,211	14,703
[1]	Fubon Financial Holding Co. Ltd.	5,456,428	14,462
	CTBC Financial Holding Co. Ltd.	10,839,470	13,357
*	Quanta Computer Inc.	1,733,145	13,021
	Cathay Financial Holding Co. Ltd.	5,933,640	10,933
[1]	United Microelectronics Corp.	7,362,898	10,332

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Mega Financial Holding Co. Ltd.	7,680,973	9,096
	E.Sun Financial Holding Co. Ltd.	10,146,372	9,000
	ASE Technology Holding Co. Ltd.	2,095,262	8,928
[1]	Asustek Computer Inc.	456,677	8,351
	Yuanta Financial Holding Co. Ltd.	7,692,117	7,536
	Uni-President Enterprises Corp.	3,102,992	7,457
	Chunghwa Telecom Co. Ltd.	1,659,000	6,707
	Accton Technology Corp.	325,000	6,054
[1]	Novatek Microelectronics Corp.	371,025	6,034
[1]	Wistron Corp.	1,778,152	5,706
	First Financial Holding Co. Ltd.	6,828,186	5,437
[1]	Yageo Corp.	379,024	5,435
	KGI Financial Holding Co. Ltd.	10,243,620	5,313
[1]	Realtek Semiconductor Corp.	309,420	5,087
	SinoPac Financial Holdings Co. Ltd.	7,477,119	4,996
	Hua Nan Financial Holdings Co. Ltd. Class C	5,892,970	4,990
	Taiwan Cooperative Financial Holding Co. Ltd.	6,465,235	4,938
	China Steel Corp.	7,356,678	4,758
	TCC Group Holdings Co. Ltd.	4,898,524	4,552
[1]	Evergreen Marine Corp. Taiwan Ltd.	701,608	4,546
	Largan Precision Co. Ltd.	61,020	4,350
	Lite-On Technology Corp.	1,394,030	4,216
	Hotai Motor Co. Ltd.	211,455	4,116
	Wiwynn Corp.	68,000	4,092
	Taishin Financial Holding Co. Ltd.	7,738,190	4,044
*	Shin Kong Financial Holdings Co. Ltd.	10,707,700	3,951
	Shanghai Commercial & Savings Bank Ltd.	2,425,850	3,577
	E Ink Holdings Inc.	511,272	3,572
[1]	Chailease Holding Co. Ltd.	977,099	3,516
	eMemory Technology Inc.	43,000	3,462
[1]	Elite Material Co. Ltd.	197,000	3,428
	Taiwan Mobile Co. Ltd.	952,800	3,383
	Pegatron Corp.	1,313,954	3,338
	Alchip Technologies Ltd.	49,882	3,333
[1]	International Games System Co. Ltd. Class C	128,000	3,319
	Chunghwa Telecom Co. Ltd. ADR	81,784	3,307
	Nan Ya Plastics Corp.	3,380,545	3,240
	Advantech Co. Ltd.	296,015	3,101
	Far EasTone Telecommunications Co. Ltd.	1,140,421	3,058
[1]	Asia Vital Components Co. Ltd.	204,234	2,999
	President Chain Store Corp.	343,137	2,806
*	PharmaEssentia Corp.	165,000	2,713
[1]	Silergy Corp.	213,000	2,685
	Catcher Technology Co. Ltd.	394,310	2,684
[1]	Formosa Plastics Corp.	2,450,089	2,610
	Chang Hwa Commercial Bank Ltd.	4,482,622	2,556
	Airtac International Group	88,804	2,439
[1]	Gigabyte Technology Co. Ltd.	336,000	2,426
[1]	Yang Ming Marine Transport Corp.	1,124,632	2,403
	Unimicron Technology Corp.	809,000	2,387
	Chroma ATE Inc.	257,000	2,349
	Asia Cement Corp.	1,602,264	2,257
[1]	King Slide Works Co. Ltd.	41,000	2,243
	Innolux Corp.	5,081,916	2,176
	Compal Electronics Inc.	2,511,323	2,164
	Jentech Precision Industrial Co. Ltd.	68,598	2,160
[1]	Inventec Corp.	1,678,554	2,144
	Eva Airways Corp.	1,719,817	2,066
	WPG Holdings Ltd.	961,440	2,037
[1]	Acer Inc.	1,862,551	2,035
[1]	King Yuan Electronics Co. Ltd.	734,000	1,996
	Voltronic Power Technology Corp.	42,322	1,985
	Formosa Chemicals & Fibre Corp.	2,499,551	1,953
	Micro-Star International Co. Ltd.	446,000	1,951
[1]	Bizlink Holding Inc.	115,014	1,947
	Synnex Technology International Corp.	876,498	1,945
[1]	Vanguard International Semiconductor Corp.	675,420	1,907
	Tripod Technology Corp.	330,000	1,905
	Far Eastern New Century Corp.	1,837,279	1,891
	Chicony Electronics Co. Ltd.	385,231	1,856

Total World Stock Index Fund
		Shares	Market Value• ($000)
	ASPEED Technology Inc.	19,300	1,816
	Cheng Shin Rubber Industry Co. Ltd.	1,168,379	1,805
	Lotes Co. Ltd.	45,807	1,801
	Global Unichip Corp.	55,000	1,767
	Taiwan Business Bank	3,851,463	1,706
*	Eclat Textile Co. Ltd.	130,166	1,697
	Taichung Commercial Bank Co. Ltd.	2,575,527	1,597
[1]	Wan Hai Lines Ltd.	601,305	1,563
	TA Chen Stainless Pipe	1,150,214	1,512
[1]	Globalwafers Co. Ltd.	155,000	1,496
	Pou Chen Corp.	1,439,524	1,482
[1]	ASMedia Technology Inc.	28,000	1,480
	Phison Electronics Corp.	103,000	1,440
	Highwealth Construction Corp.	1,117,440	1,428
*,1	Tatung Co. Ltd.	1,118,789	1,423
	Powertech Technology Inc.	418,000	1,420
	Sercomm Corp.	425,000	1,393
	United Integrated Services Co. Ltd.	100,200	1,383
	WT Microelectronics Co. Ltd.	376,159	1,378
	Radiant Opto-Electronics Corp.	289,314	1,344
	Tong Yang Industry Co. Ltd.	318,000	1,308
	Zhen Ding Technology Holding Ltd.	423,700	1,298
	Compeq Manufacturing Co. Ltd.	736,000	1,292
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	322,000	1,285
	Hiwin Technologies Corp.	179,188	1,237
[1]	Makalot Industrial Co. Ltd.	138,384	1,231
	Foxconn Technology Co. Ltd.	653,514	1,216
[1]	Gold Circuit Electronics Ltd.	199,100	1,198
	Sino-American Silicon Products Inc.	345,000	1,196
	Teco Electric & Machinery Co. Ltd.	770,000	1,180
	China Airlines Ltd.	1,783,000	1,175
	Simplo Technology Co. Ltd.	105,640	1,156
	Taiwan High Speed Rail Corp.	1,356,000	1,151
[1]	Fortune Electric Co. Ltd.	84,425	1,113
	Nien Made Enterprise Co. Ltd.	90,000	1,102
	Ruentex Industries Ltd.	631,019	1,084
	AUO Corp.	2,783,400	1,071
	MPI Corp.	52,000	1,065
	Feng TAY Enterprise Co. Ltd.	300,370	1,063
	Capital Securities Corp.	1,282,220	1,043
	Walsin Lihwa Corp.	1,605,873	1,040
	Formosa Petrochemical Corp.	914,140	1,001
	Lien Hwa Industrial Holdings Corp.	720,342	987
*	Winbond Electronics Corp.	1,988,569	986
	Ruentex Development Co. Ltd.	946,729	975
	Wistron NeWeb Corp.	238,445	940
*	Mitac Holdings Corp.	558,589	930
	Acter Group Corp. Ltd.	73,576	926
	Poya International Co. Ltd.	61,582	922
	King's Town Bank Co. Ltd.	606,000	917
	Sinbon Electronics Co. Ltd.	128,499	895
	Fusheng Precision Co. Ltd.	80,000	892
	Parade Technologies Ltd.	52,000	879
*	Getac Holdings Corp.	261,000	878
	Giant Manufacturing Co. Ltd.	213,170	870
*,1	Powerchip Semiconductor Manufacturing Corp.	1,925,000	851
	Tung Ho Steel Enterprise Corp.	414,110	836
[1]	Bora Pharmaceuticals Co. Ltd.	37,276	833
[1]	L&K Engineering Co. Ltd.	110,160	814
	Taiwan Hon Chuan Enterprise Co. Ltd.	167,414	810
	Macronix International Co. Ltd.	1,291,903	803
[1]	Jinan Acetate Chemical Co. Ltd.	30,238	796
*,1	Nanya Technology Corp.	703,324	794
	Goldsun Building Materials Co. Ltd. Class C	646,137	794
	Sanyang Motor Co. Ltd.	363,000	787
	Topco Scientific Co. Ltd.	101,908	783
	IBF Financial Holdings Co. Ltd.	2,061,165	781
[1]	Lai Yih Footwear Co. Ltd.	72,000	770
[1]	Faraday Technology Corp.	135,465	769
*	AUO Corp. ADR	152,313	763

Total World Stock Index Fund
		Shares	Market Value• ($000)
	AURAS Technology Co. Ltd.	49,000	756
	Far Eastern International Bank	1,862,078	750
	Shihlin Electric & Engineering Corp.	166,989	749
	Arcadyan Technology Corp.	100,099	741
	Chipbond Technology Corp.	369,000	734
	Qisda Corp.	866,000	725
	Great Wall Enterprise Co. Ltd.	386,553	723
	Merida Industry Co. Ltd.	174,400	723
*	Win Semiconductors Corp.	246,151	698
	Asia Optical Co. Inc.	156,000	663
	Taiwan Union Technology Corp.	153,000	653
	Elan Microelectronics Corp.	158,400	652
	Lotus Pharmaceutical Co. Ltd.	94,000	648
	YFY Inc.	789,000	644
[1]	Wisdom Marine Lines Co. Ltd.	331,196	627
	Sigurd Microelectronics Corp.	275,781	625
	Century Iron & Steel Industrial Co. Ltd.	112,000	617
	Ardentec Corp.	263,903	616
	Taiwan Secom Co. Ltd.	169,675	609
	Everlight Electronics Co. Ltd.	251,000	602
	AP Memory Technology Corp.	79,700	595
	Taiwan Fertilizer Co. Ltd.	370,000	593
	Genius Electronic Optical Co. Ltd.	49,911	586
	Kinik Co.	76,000	584
	Taiwan Surface Mounting Technology Corp.	176,250	565
	Nan Pao Resins Chemical Co. Ltd.	53,000	565
	ADATA Technology Co. Ltd.	212,353	555
*	Elite Advanced Laser Corp.	84,412	547
	Shin Zu Shing Co. Ltd.	93,045	543
	Supreme Electronics Co. Ltd.	337,401	538
	Run Long Construction Co. Ltd.	528,000	534
*,1	HTC Corp.	440,491	533
*	China Petrochemical Development Corp.	2,358,488	530
	Yulon Finance Corp.	154,834	523
	Merry Electronics Co. Ltd.	145,471	515
	Transcend Information Inc.	162,000	509
	Foxsemicon Integrated Technology Inc.	58,900	505
	Kinpo Electronics	806,000	503
	Yankey Engineering Co. Ltd.	39,600	500
	Nan Kang Rubber Tire Co. Ltd.	407,493	498
	Pixart Imaging Inc.	74,000	497
	Taiwan Speciality Chemicals Corp.	90,000	497
	Walsin Technology Corp.	200,968	494
	Huaku Development Co. Ltd.	149,600	488
	Ennoconn Corp.	57,976	488
	Center Laboratories Inc.	435,672	487
[1]	Zero One Technology Co. Ltd.	123,185	485
	Shinkong Insurance Co. Ltd.	143,000	478
	Sakura Development Co. Ltd.	249,400	474
	Charoen Pokphand Enterprise	150,400	471
	Far Eastern Department Stores Ltd.	635,115	466
	Fitipower Integrated Technology Inc.	67,691	465
	Ta Ya Electric Wire & Cable	414,489	464
	Phoenix Silicon International Corp.	113,389	463
	Yieh Phui Enterprise Co. Ltd.	934,617	462
[1]	Via Technologies Inc.	203,000	461
	Gudeng Precision Industrial Co. Ltd.	39,029	451
	VisEra Technologies Co. Ltd.	71,000	451
	Wowprime Corp.	64,716	450
	Fositek Corp.	31,065	448
*,1	Dynapack International Technology Corp.	82,000	446
*	Lung Yen Life Service Corp.	209,000	444
	Gloria Material Technology Corp.	320,000	442
	TXC Corp.	158,000	439
	Silicon Integrated Systems Corp.	286,884	437
	EZconn Corp.	39,000	436
[1]	momo.com Inc.	42,886	434
[1]	HD Renewable Energy Co. Ltd.	69,000	432
	USI Corp.	1,349,645	431
	Primax Electronics Ltd.	184,000	430

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Grape King Bio Ltd.	100,000	426
	Test Research Inc.	126,000	422
	Systex Corp.	111,000	419
	Ennostar Inc.	369,278	418
	President Securities Corp.	565,670	417
	Depo Auto Parts Ind Co. Ltd.	73,000	417
	Coretronic Corp.	210,400	414
	Eternal Materials Co. Ltd.	511,973	410
	Yulon Motor Co. Ltd.	333,094	410
*	Oneness Biotech Co. Ltd.	208,733	409
	Shinkong Synthetic Fibers Corp.	1,036,000	405
	Feng Hsin Steel Co. Ltd.	214,000	403
	XinTec Inc.	96,000	403
	Kinsus Interconnect Technology Corp.	170,000	402
	TTY Biopharm Co. Ltd.	166,541	402
	Advanced Energy Solution Holding Co. Ltd.	15,000	400
	Sitronix Technology Corp.	60,000	398
	Solar Applied Materials Technology Corp.	240,571	397
	Airoha Technology Corp.	25,000	396
[1]	I-Chiun Precision Industry Co. Ltd.	159,507	392
	Universal Microwave Technology Inc.	33,000	392
	Clevo Co.	260,767	391
	Johnson Health Tech Co. Ltd.	72,105	389
[1]	Allis Electric Co. Ltd.	131,548	382
	Innodisk Corp.	52,312	381
[1]	U-Ming Marine Transport Corp.	232,000	381
	Tong Hsing Electronic Industries Ltd.	114,942	381
*	Taiwan Glass Industry Corp.	862,842	380
*	Mercuries Life Insurance Co. Ltd.	2,199,814	380
	O-Bank Co. Ltd.	1,279,000	380
	Promate Electronic Co. Ltd.	171,022	380
	G Shank Enterprise Co. Ltd.	164,000	375
	Lian HWA Food Corp.	92,000	375
	Cheng Uei Precision Industry Co. Ltd.	243,000	372
	YungShin Global Holding Corp.	181,350	372
	Marketech International Corp.	74,000	372
	ITE Technology Inc.	91,000	370
	LandMark Optoelectronics Corp.	44,600	369
	China Motor Corp.	163,800	367
	Nan Ya Printed Circuit Board Corp.	118,000	364
[1]	United Microelectronics Corp. ADR	51,487	362
	Kindom Development Co. Ltd.	219,700	350
[1]	Farglory Land Development Co. Ltd.	187,000	349
*	FOCI Fiber Optic Communications Inc.	59,000	344
	Posiflex Technology Inc.	42,169	342
	Chicony Power Technology Co. Ltd.	102,000	341
	Taiwan PCB Techvest Co. Ltd.	359,000	338
	Raydium Semiconductor Corp.	33,000	336
	Pan-International Industrial Corp.	283,000	335
	Taiwan Cogeneration Corp.	260,585	333
	Formosan Rubber Group Inc.	422,101	330
	Machvision Inc.	25,404	329
	Taiwan Sakura Corp.	118,994	328
[1]	Advancetek Enterprise Co. Ltd.	145,000	327
	Shinfox Energy Co. Ltd.	120,271	327
	LuxNet Corp.	67,000	323
*	Kaori Heat Treatment Co. Ltd.	48,625	322
[1]	Pegavision Corp.	29,457	321
[1]	Grand Process Technology Corp.	11,000	321
	Sunonwealth Electric Machine Industry Co. Ltd.	118,000	320
	All Ring Tech Co. Ltd.	40,000	320
	CTCI Corp.	369,000	317
	Visual Photonics Epitaxy Co. Ltd.	101,250	316
	Chong Hong Construction Co. Ltd.	115,152	315
	Formosa Taffeta Co. Ltd.	596,000	309
	CyberPower Systems Inc.	35,000	309
	Brighton-Best International Taiwan Inc.	295,000	308
	Solomon Technology Corp.	73,471	304
*	TaiMed Biologics Inc.	118,018	302
[1]	Yungshin Construction & Development Co. Ltd.	77,726	302

Total World Stock Index Fund
		Shares	Market Value• ($000)
	AcBel Polytech Inc.	370,449	298
	Wah Lee Industrial Corp.	100,260	298
	Cheng Loong Corp.	538,000	294
	BES Engineering Corp.	887,000	293
	Greatek Electronics Inc.	170,000	292
	Orient Semiconductor Electronics Ltd.	290,605	292
	Cleanaway Co. Ltd.	51,000	290
	Taiwan Paiho Ltd.	159,000	290
	Chang Wah Electromaterials Inc.	215,000	289
	EVERGREEN Steel Corp.	112,000	289
	WinWay Technology Co. Ltd.	10,787	287
*	Lumosa Therapeutics Co. Ltd.	55,922	284
	Pan Jit International Inc.	202,800	282
	Sampo Corp.	353,600	281
	Forcecon Tech Co. Ltd.	80,747	280
	Chenming Electronic Technology Corp.	100,195	279
*	Unitech Printed Circuit Board Corp.	367,453	278
	Chang Wah Technology Co. Ltd.	245,000	276
*	Kenmec Mechanical Engineering Co. Ltd.	140,000	276
	Hsin Kuang Steel Co. Ltd.	204,000	275
[1]	JSL Construction & Development Co. Ltd.	105,954	274
	Hotai Finance Co. Ltd.	128,260	273
*	EirGenix Inc.	137,000	273
	YC INOX Co. Ltd.	404,573	269
	Ability Opto-Electronics Technology Co. Ltd.	65,000	267
	Quanta Storage Inc.	105,000	266
	Flytech Technology Co. Ltd.	74,853	266
	TCI Co. Ltd.	56,022	260
*	HannStar Display Corp.	1,170,265	259
	ChipMOS Technologies Inc.	312,682	259
*	TPK Holding Co. Ltd.	267,958	258
	Kuo Toong International Co. Ltd.	148,374	257
	Hu Lane Associate Inc.	53,889	256
	IEI Integration Corp.	96,605	255
	Gemtek Technology Corp.	287,000	255
*	Microbio Co. Ltd.	344,629	255
	Nichidenbo Corp.	126,000	254
[1]	Ability Enterprise Co. Ltd.	174,000	254
	Altek Corp.	222,727	254
	Chunghwa Precision Test Tech Co. Ltd.	11,000	251
	Allied Supreme Corp.	33,000	251
	Standard Foods Corp.	236,400	249
	China Steel Chemical Corp.	87,000	249
	Syncmold Enterprise Corp.	99,750	249
	M31 Technology Corp.	15,358	247
	Scientech Corp.	29,000	247
*	Medigen Vaccine Biologics Corp.	142,287	246
	Delpha Construction Co. Ltd.	237,000	246
	Tainan Spinning Co. Ltd.	650,543	245
	Evergreen International Storage & Transport Corp.	269,000	244
	C Sun Manufacturing Ltd.	55,000	244
	FLEXium Interconnect Inc.	153,154	243
*	Shining Building Business Co. Ltd.	730,915	243
	Fulgent Sun International Holding Co. Ltd.	75,906	242
*	Taiwan TEA Corp.	469,000	241
	Materials Analysis Technology Inc.	49,000	239
	Adlink Technology Inc.	100,584	238
	Global Mixed Mode Technology Inc.	34,000	236
	Channel Well Technology Co. Ltd.	103,892	236
	Kenda Rubber Industrial Co. Ltd.	319,203	235
	Chenbro Micom Co. Ltd.	30,000	234
[1]	Hota Industrial Manufacturing Co. Ltd.	116,940	233
	Sinon Corp.	185,000	232
	Kung Long Batteries Industrial Co. Ltd.	51,000	227
*	United Renewable Energy Co. Ltd.	838,502	226
	Formosa International Hotels Corp.	36,058	225
	Oriental Union Chemical Corp.	528,000	225
	Advanced Wireless Semiconductor Co.	94,437	225
	FocalTech Systems Co. Ltd.	115,655	225
*	RichWave Technology Corp.	51,518	222

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ambassador Hotel	157,000	221
	Co-Tech Development Corp.	148,000	221
	Holy Stone Enterprise Co. Ltd.	84,210	220
[1]	Global Brands Manufacture Ltd.	115,640	220
	Ton Yi Industrial Corp.	389,000	220
	Elite Semiconductor Microelectronics Technology Inc.	134,000	218
	UPI Semiconductor Corp.	38,000	218
	Hannstar Board Corp.	146,334	217
	ITEQ Corp.	108,244	217
	Chin-Poon Industrial Co. Ltd.	214,000	217
	Thinking Electronic Industrial Co. Ltd.	54,000	216
	Dynamic Holding Co. Ltd.	157,760	213
	Taiwan Semiconductor Co. Ltd.	145,000	211
	TSRC Corp.	357,925	210
*	Sunplus Technology Co. Ltd.	310,000	208
	Anpec Electronics Corp.	44,000	208
	Shiny Chemical Industrial Co. Ltd.	50,000	208
	Sporton International Inc.	39,446	207
	Chung Hung Steel Corp.	409,000	207
*	Polaris Group	179,502	207
	Evergreen Aviation Technologies Corp.	63,000	205
	JPC connectivity Inc.	51,750	204
	Universal Cement Corp.	233,580	204
	Soft-World International Corp.	65,000	203
	Synmosa Biopharma Corp.	199,399	201
	Infortrend Technology Inc.	258,000	200
	Xxentria Technology Materials Corp.	125,895	200
	Topkey Corp.	35,000	199
	Ho Tung Chemical Corp.	748,141	197
	Nuvoton Technology Corp.	91,000	196
	Universal Vision Biotechnology Co. Ltd.	34,927	195
	St. Shine Optical Co. Ltd.	36,000	194
	China Bills Finance Corp.	416,000	194
	Cathay Real Estate Development Co. Ltd.	319,200	193
*	Grand Pacific Petrochemical	524,183	193
	Weikeng Industrial Co. Ltd.	188,000	193
	SDI Corp.	85,000	191
*	Episil Technologies Inc.	167,334	188
*	Andes Technology Corp.	21,000	188
*	CSBC Corp. Taiwan	355,001	186
	Taiflex Scientific Co. Ltd.	132,630	185
	CMC Magnetics Corp.	739,855	184
	Kuo Yang Construction Co. Ltd.	293,000	183
	ASROCK Inc.	33,000	182
	Wei Chuan Foods Corp.	354,000	180
	D-Link Corp.	348,475	179
*,1	RDC Semiconductor Co. Ltd.	36,690	179
	Great Tree Pharmacy Co. Ltd.	35,917	179
	Chief Telecom Inc.	13,200	178
	Zyxel Group Corp.	186,467	176
	China Metal Products	209,000	173
*	Phihong Technology Co. Ltd.	214,603	173
*	General Interface Solution GIS Holding Ltd.	118,000	173
	Rich Development Co. Ltd.	611,820	172
	Darwin Precisions Corp.	481,000	172
	Huang Hsiang Construction Corp.	105,000	170
	Mercuries & Associates Holding Ltd.	397,414	170
	Wafer Works Corp.	268,992	169
	Taiwan-Asia Semiconductor Corp.	245,312	167
*	Foresee Pharmaceuticals Co. Ltd.	79,109	167
	Dimerco Express Corp.	71,892	166
*	Etron Technology Inc.	184,634	165
	Chia Hsin Cement Corp.	347,820	161
	TaiDoc Technology Corp.	38,000	159
	Ichia Technologies Inc.	138,000	159
	Bank of Kaohsiung Co. Ltd.	425,253	158
*	OBI Pharma Inc.	127,686	157
	Genesys Logic Inc.	36,000	157
*	Adimmune Corp.	251,485	156
	Sinyi Realty Inc.	177,358	155

Total World Stock Index Fund
		Shares	Market Value• ($000)
	TSEC Corp.	314,543	154
	Continental Holdings Corp.	200,000	152
	KMC Kuei Meng International Inc.	50,000	151
*	Egis Technology Inc.	47,000	143
	Gamania Digital Entertainment Co. Ltd.	62,000	142
	Bioteque Corp.	36,000	142
	91APP Inc.	54,000	141
*	Ritek Corp.	417,257	139
	Chun Yuan Steel Industry Co. Ltd.	244,000	139
	AmTRAN Technology Co. Ltd.	308,579	138
	Nantex Industry Co. Ltd.	164,000	137
	TYC Brother Industrial Co. Ltd.	90,000	136
	Motech Industries Inc.	229,929	135
	Namchow Holdings Co. Ltd.	92,000	135
	Hung Sheng Construction Ltd.	181,912	130
	Hong Pu Real Estate Development Co. Ltd.	140,000	130
	Darfon Electronics Corp.	101,000	120
	ZillTek Technology Corp.	17,621	120
	AGV Products Corp.	327,440	115
*	Career Technology MFG. Co. Ltd.	310,146	114
*	Lealea Enterprise Co. Ltd.	488,800	114
	Brogent Technologies Inc.	36,529	114
	Actron Technology Corp.	28,132	113
	Rechi Precision Co. Ltd.	120,000	112
	PharmaEngine Inc.	40,038	112
	Formosa Sumco Technology Corp.	44,000	110
	Savior Lifetec Corp.	182,096	110
	Globe Union Industrial Corp.	320,141	109
*	International CSRC Investment Holdings Co.	323,447	108
	Taiyen Biotech Co. Ltd.	109,000	107
[1]	Waffer Technology Corp.	68,592	107
	China Electric Manufacturing Corp.	246,360	105
*	CyberTAN Technology Inc.	148,000	105
	Zeng Hsing Industrial Co. Ltd.	33,304	104
*	China Man-Made Fiber Corp.	516,602	103
	Firich Enterprises Co. Ltd.	126,880	103
	Advanced Ceramic X Corp.	27,000	103
	Taiwan Mask Corp.	105,158	103
	Sunny Friend Environmental Technology Co. Ltd.	41,604	102
	Sensortek Technology Corp.	18,000	102
	Cub Elecparts Inc.	35,854	101
*	Longchen Paper & Packaging Co. Ltd.	349,309	100
	Weltrend Semiconductor	70,599	100
	Elitegroup Computer Systems Co. Ltd.	201,000	98
	Advanced International Multitech Co. Ltd.	46,000	98
	Tyntek Corp.	194,000	97
*	Yeong Guan Energy Technology Group Co. Ltd.	105,453	97
	T3EX Global Holdings Corp.	44,000	97
*	Federal Corp.	170,612	96
	Nidec Chaun-Choung Technology Corp.	23,000	95
	Alpha Networks Inc.	107,772	93
	FSP Technology Inc.	54,000	91
	Sincere Navigation Corp.	124,790	91
	Everlight Chemical Industrial Corp.	170,240	90
*	UPC Technology Corp.	344,265	90
	Iron Force Industrial Co. Ltd.	30,076	90
	WUS Printed Circuit Co. Ltd.	73,457	89
	KEE TAI Properties Co. Ltd.	215,180	85
	Tong-Tai Machine & Tool Co. Ltd.	106,560	83
	CHC Healthcare Group	60,268	82
	Chlitina Holding Ltd.	23,076	82
	Gourmet Master Co. Ltd.	28,245	81
*	First Steamship Co. Ltd.	419,936	81
	Cenra Inc.	74,500	81
	Senao International Co. Ltd.	80,893	80
	ScinoPharm Taiwan Ltd.	133,245	78
	Amazing Microelectronic Corp.	33,290	78
	Panion & BF Biotech Inc.	35,023	77
	Holtek Semiconductor Inc.	60,000	76
*	Taiwan Styrene Monomer	271,450	76

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kaimei Electronic Corp.	42,400	75
	Swancor Holding Co. Ltd.	32,000	74
	Sonix Technology Co. Ltd.	65,000	71
	Radium Life Tech Co. Ltd.	174,735	69
	Rexon Industrial Corp. Ltd.	69,000	69
	Lingsen Precision Industries Ltd.	151,000	67
	TA-I Technology Co. Ltd.	45,750	67
*	Apex International Co. Ltd.	91,372	66
	Asia Polymer Corp.	163,556	65
	China General Plastics Corp.	184,895	64
*	Medigen Biotechnology Corp.	65,000	64
*	Chung Hwa Pulp Corp.	152,421	61
*	Fittech Co. Ltd.	27,093	61
	VIA Labs Inc.	21,000	61
	Tung Thih Electronic Co. Ltd.	28,600	60
	Speed Tech Corp.	46,000	59
	Basso Industry Corp.	48,200	56
*	Gigastorage Corp.	141,195	54
	Ultra Chip Inc.	29,000	53
*	PChome Online Inc.	43,630	51
*	Li Peng Enterprise Co. Ltd.	240,600	47
*	Taigen Biopharmaceuticals Holdings Ltd.	146,872	46
*	ALI Corp.	52,086	44
*	HannsTouch Holdings Co.	200,133	44
	Cyberlink Corp.	11,000	34
*	Shin Foong Specialty & Applied Materials Co. Ltd.	22,000	29
	Nan Liu Enterprise Co. Ltd.	16,000	28
*,3	Pharmally International Holding Co. Ltd.	10,673	—
			1,046,372
Thailand (0.2%)
	PTT PCL	9,405,580	8,723
	Advanced Info Service PCL	768,500	6,779
	CP ALL PCL	4,195,900	6,461
	Kasikornbank PCL	1,121,735	5,357
	Bangkok Dusit Medical Services PCL Class F	7,427,400	5,326
	Delta Electronics Thailand PCL	1,812,700	5,313
*	Gulf Development PCL	2,947,191	4,323
	SCB X PCL	1,055,500	3,761
	Airports of Thailand PCL	2,775,750	3,170
	Central Pattana PCL	2,056,200	3,109
	PTT Exploration & Production PCL	867,081	2,580
	Charoen Pokphand Foods PCL	3,238,900	2,565
*	True Corp. PCL	6,235,576	2,257
	Krung Thai Bank PCL	3,335,375	2,176
	Minor International PCL	2,617,632	2,107
	Bumrungrad Hospital PCL	360,300	1,775
	Siam Cement PCL (Registered)	349,306	1,669
	TMBThanachart Bank PCL	28,330,970	1,552
	Bangkok Bank PCL (Registered)	367,148	1,538
	Central Retail Corp. PCL	1,861,100	1,317
[1]	Tisco Financial Group PCL	364,500	1,071
*	BTS Group Holdings PCL	6,405,046	970
	Krungthai Card PCL	689,000	961
	Home Product Center PCL	3,655,998	926
	PTT Oil & Retail Business PCL	1,882,300	816
	Siam Cement PCL NVDR	162,800	778
	Thai Union Group PCL Class F	2,336,580	755
	CP AXTRA PCL	981,060	741
[1]	Bangkok Expressway & Metro PCL	4,180,457	739
	Digital Telecommunications Infrastructure Fund Class F	2,849,317	699
	Banpu PCL (Registered)	5,408,304	695
	PTT Global Chemical PCL	1,262,115	653
[1]	Bangchak Corp. PCL	599,500	641
	CPN Retail Growth Leasehold REIT	1,721,100	634
*	VGI PCL	9,078,323	621
	Land & Houses PCL (Registered)	4,721,125	598
	Thai Life Insurance PCL	1,590,700	584
	Muangthai Capital PCL	427,500	574
	Indorama Ventures PCL	986,000	560

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Thanachart Capital PCL	371,200	530
	Electricity Generating PCL	168,600	524
	Srisawad Corp. PCL	569,145	520
	Kiatnakin Bank PCL	331,900	498
	Thai Oil PCL	610,732	489
	Com7 PCL Class F	759,300	467
	Ratch Group PCL	575,824	452
	WHA Corp. PCL	4,885,502	442
	Berli Jucker PCL	602,984	430
	Krung Thai Bank PCL NVDR	633,000	413
	Osotspa PCL	868,400	410
	MK Restaurants Group PCL	700,300	398
	Global Power Synergy PCL Class F	421,593	393
	Carabao Group PCL Class F	206,500	386
	AP Thailand PCL	1,598,100	383
	Sansiri PCL	9,041,700	376
	3BB Internet Infrastructure Fund Class F	2,076,500	370
	Hana Microelectronics PCL	625,400	362
	CH Karnchang PCL	807,300	347
	KCE Electronics PCL	668,700	347
	Siam Global House PCL	1,624,847	342
*	SKY ICT PCL	702,543	310
	Supalai PCL	616,000	290
	SCG Packaging PCL	670,100	281
	Asset World Corp. PCL	4,257,800	280
	Central Plaza Hotel PCL	372,700	279
	Thailand Future Fund	1,480,400	268
	Ngern Tid Lor PCL	738,769	265
	Betagro PCL	369,700	262
	Cal-Comp Electronics Thailand PCL Class F	1,462,500	261
	Bangkok Chain Hospital PCL	566,200	256
	Bangkok Commercial Asset Management PCL (XBKK)	1,337,700	255
*	Thaicom PCL	912,400	248
	Taokaenoi Food & Marketing PCL Class F	1,100,900	244
	Amata Corp. PCL	527,249	234
	TTW PCL	870,200	229
	Bangkok Airways PCL	457,000	219
	Banpu Power PCL	1,045,600	216
	Thai Vegetable Oil PCL	316,140	215
*	Jasmine Technology Solution PCL	173,400	212
	Quality Houses PCL	4,710,983	211
*	True Corp. PCL NVDR	563,600	204
	Plan B Media PCL Class F	1,404,316	202
	JMT Network Services PCL	472,664	195
	WHA Premium Growth Freehold & Leasehold REIT Class F	715,920	192
	CK Power PCL	2,330,445	188
[1]	Sri Trang Agro-Industry PCL	466,196	188
*	Stecon Group PCL	850,400	187
	BEC World PCL	1,509,700	183
	Major Cineplex Group PCL	597,900	179
	GFPT PCL	584,200	177
	SPCG PCL	739,800	175
	Pruksa Holding PCL	1,194,700	172
	Siam City Cement PCL	38,730	171
[1]	B Grimm Power PCL	507,800	171
[1]	Jaymart Group Holdings PCL	664,500	170
	TOA Paint Thailand PCL	546,500	167
	Dhipaya Group Holdings PCL	288,000	167
	Star Petroleum Refining PCL	1,003,500	164
	Mega Lifesciences PCL	176,300	160
	I-TAIL Corp. PCL	391,500	151
	IRPC PCL	5,512,400	144
	TPI Polene Power PCL	2,253,400	141
	Thoresen Thai Agencies PCL	1,064,852	131
*	Thonburi Healthcare Group PCL	451,600	131
	Bangchak Sriracha PCL	819,400	129
	Chularat Hospital PCL Class F	2,340,180	125
*	Energy Absolute PCL (XBKK)	1,898,000	123
	Sri Trang Gloves Thailand PCL	578,400	119
	Tipco Asphalt PCL	257,200	115

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Dohome PCL (XBKK)	711,200	115
	Bangkok Land PCL	9,266,000	114
	AEON Thana Sinsap Thailand PCL	36,100	114
	Gunkul Engineering PCL	2,366,799	113
	BCPG PCL	544,614	112
	Ratchthani Leasing PCL	2,406,470	106
	Bangkok Dusit Medical Services PCL NVDR	145,400	104
	Thaifoods Group PCL Class F	649,700	104
	Bangkok Life Assurance PCL NVDR	201,780	101
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	539,309	95
	Precious Shipping PCL	533,800	94
	MBK PCL (XBKK)	201,158	93
*	Jasmine International PCL	1,925,499	87
*	Singer Thailand PCL (Registered)	372,900	72
	Forth Corp. PCL	241,400	68
	TQM Alpha PCL	123,600	61
	Thanachart Capital PCL NVDR	38,600	55
	SCB X PCL NVDR	14,100	50
	Bangkok Life Assurance PCL	83,760	42
	PTG Energy PCL	190,400	40
*	BTS Group Holdings PCL NVDR	222,000	34
	LPN Development PCL	522,321	32
*,3	Thai Airways International PCL	300,774	23
	Land & Houses PCL NVDR	146,275	19
	TPI Polene PCL	646,569	18
*	Pruksa Real Estate PCL	210,700	15
	Kasikornbank PCL NVDR	2,990	14
	Ratch Group PCL NVDR	9,776	8
*	Beyond Securities PCL	510,251	6
*	Super Energy Corp. PCL	716,700	3
			106,421
Turkiye (0.1%)
	BIM Birlesik Magazalar A/S	289,209	3,398
	Aselsan Elektronik Sanayi Ve Ticaret A/S	784,015	2,762
*	Turk Hava Yollari AO	366,616	2,720
	Akbank TAS	2,023,102	2,571
	KOC Holding A/S	542,268	1,952
	Turkcell Iletisim Hizmetleri A/S	760,109	1,783
	Turkiye Petrol Rafinerileri A/S	527,762	1,715
	Haci Omer Sabanci Holding A/S	831,160	1,590
[1]	Turkiye Is Bankasi A/S Class C	5,275,748	1,420
[1]	Eregli Demir ve Celik Fabrikalari TAS	2,293,669	1,347
[1]	Enka Insaat ve Sanayi A/S	768,587	1,282
*	Yapi ve Kredi Bankasi A/S	2,099,098	1,248
[1]	Turkiye Garanti Bankasi A/S	356,414	958
*	Pegasus Hava Tasimaciligi A/S	163,329	950
	Ford Otomotiv Sanayi A/S	36,954	853
	Turkiye Sise ve Cam Fabrikalari A/S	906,294	810
	Coca-Cola Icecek A/S	546,377	741
	Migros Ticaret A/S	54,425	679
*,1	Sasa Polyester Sanayi A/S	6,126,408	676
	AG Anadolu Grubu Holding A/S	92,620	660
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	626,130	631
*	TAV Havalimanlari Holding A/S	103,367	615
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	207,635	544
*,1	Tekfen Holding A/S	140,025	499
*,2	MLP Saglik Hizmetleri A/S	58,141	495
	Dogan Sirketler Grubu Holding A/S	1,192,865	485
*	Turk Telekomunikasyon A/S	352,454	481
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	102,639	427
*	Gubre Fabrikalari TAS	59,033	423
*	Ral Yatirim Holding A/S	128,275	393
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,290,544	389
*	Oyak Cimento Fabrikalari A/S	633,890	388
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	222,192	359
*	Arcelik A/S	118,554	351
*,1	Turk Altin Isletmeleri A/S	539,784	351
[1]	Tofas Turk Otomobil Fabrikasi A/S	66,237	346
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	899,712	345

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	537,737	339
	Turkiye Sigorta A/S	655,182	298
*,1	Petkim Petrokimya Holding A/S	692,904	292
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	345,660	291
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S	523,107	290
*	BatiSoke Soke Cimento Sanayii TAS	534,243	288
	Anadolu Anonim Turk Sigorta Sirketi	125,693	286
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	672	271
*,1	Ulker Biskuvi Sanayi A/S	96,625	269
	Is Yatirim Menkul Degerler A/S	279,695	262
[1]	Dogus Otomotiv Servis ve Ticaret A/S	50,702	258
	Turk Traktor ve Ziraat Makineleri A/S	15,648	247
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	102,649	232
	EGE Endustri VE Ticaret A/S	964	224
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	218,138	224
*	Qua Granite Hayal	1,600,608	221
	Nuh Cimento Sanayi A/S	34,418	219
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,567,577	215
*	Turkiye Vakiflar Bankasi TAO Class D	395,515	214
	Cimsa Cimento Sanayi VE Ticaret A/S	173,971	212
	Borusan Yatirim ve Pazarlama A/S	3,742	207
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	554,479	202
	Aksa Akrilik Kimya Sanayii A/S	804,738	200
	Sok Marketler Ticaret A/S	201,164	197
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	20,337	193
	Alarko Holding A/S	79,397	190
	Escar Turizm Tasimacilik Ticaret A/S	108,232	188
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	56,372	186
*	Otokar Otomotiv Ve Savunma Sanayi A/S	18,115	178
	Yeni Gimat Gayrimenkul Ortakligi A/S	91,144	177
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	255,164	176
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	284,459	173
[2]	Enerjisa Enerji A/S	116,815	165
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	8,391	164
*,1	Hektas Ticaret TAS	2,005,851	162
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	97,292	155
*	Turkiye Sinai Kalkinma Bankasi A/S	560,984	153
	LDR Turizm A/S	30,310	152
	Enerya Enerji A/S	1,434,165	151
	Albaraka Turk Katilim Bankasi A/S	959,185	150
	Bursa Cimento Fabrikasi A/S	741,479	148
*	Investco Holding A/S	25,695	147
	Anadolu Hayat Emeklilik A/S	65,848	138
	TAB Gida Sanayi Ve Ticaret A/S Class A	30,090	131
*	Turkiye Halk Bankasi A/S	242,994	128
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	481,696	128
*	Pasifik Donanim VE Yazilim Bilgi Teknolojileri A/S Class B	69,371	125
*	MIA Teknoloji A/S	136,914	124
*	Akfen Yenilenebilir Enerji A/S	265,928	124
*	LYDIA HOLDING A/S	51,367	124
*	YEO Teknoloji Enerji VE Endustri A/S	109,328	121
	Global Yatirim Holding A/S	624,300	120
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	2,333,425	120
*	Konya Cimento Sanayii A/S	751	118
*	Bera Holding A/S	308,280	117
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	239,434	117
	Logo Yazilim Sanayi Ve Ticaret A/S	31,908	114
	AKIS Gayrimenkul Yatirimi A/S	711,348	113
	Aksa Enerji Uretim A/S	132,529	107
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	92,674	106
	Kocaer Celik Sanayi Ve Ticaret A/S	331,249	106
*	Izdemir Enerji Elektrik Uretim A/S	633,033	105
	Aygaz A/S	31,182	104
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	1,219,069	104
	Kontrolmatik Enerji Ve Muhendislik A/S	142,853	101
	CW Enerji Muhendislik Ticaret VE Sanayi A/S	253,760	100
	Sekerbank Turk A/S	724,834	98
*	Kiler Holding A/S	147,065	98
*	Tukas Gida Sanayi ve Ticaret A/S	1,576,254	98
*	Vestel Elektronik Sanayi ve Ticaret A/S	89,836	95

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Altinay Savunma Teknolojileri A/S	48,139	95
	Agesa Hayat ve Emeklilik A/S	27,216	95
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	9,363	94
*	Isiklar Enerji ve Yapi Holding A/S	343,358	93
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	55,246	92
*	NET Holding A/S	95,198	91
*	Can2 Termik A/S	2,162,603	91
	Katilimevim Tasarruf Finansman A/S	44,261	88
	Celebi Hava Servisi A/S	1,312	86
*	Girsim Elektrik Sanayi Taahut Ve Ticaret A/S	79,344	84
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	651,654	82
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	298,984	78
	Akcansa Cimento A/S	20,940	76
*	Politeknik Metal Sanayi ve Ticaret A/S	465	76
*	Odine Solutions Teknoloji Ticaret VE Sanayi A/S	32,342	76
*	Is Gayrimenkul Yatirim Ortakligi A/S	196,743	74
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	93,420	74
*	Izmir Demir Celik Sanayi A/S	559,166	73
*	Iskenderun Demir ve Celik A/S	77,436	68
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	112,925	68
*	Zorlu Enerji Elektrik Uretim A/S	820,667	68
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	86,013	68
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	102,963	67
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	35,502	62
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	309,810	62
	Kervan Gida Sanayi Ve Ticaret A/S	1,175,337	61
*	Kayseri Seker Fabrikasi A/S	137,098	61
	Alfa Solar Enerji Sanayi VE Ticaret A/S	51,880	60
*	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	4,164	56
*	Tumosan Motor ve Traktor Sanayi A/S	25,411	55
	Polisan Holding A/S	134,933	54
	Galata Wind Enerji A/S	87,783	54
*	Aksigorta A/S	330,403	52
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	36,120	52
	Eczacibasi Yatirim Holding Ortakligi A/S	11,323	51
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	166,980	50
*	Biotrend Cevre VE Enerji Yatirimlari A/S	104,428	50
*	Ozak Gayrimenkul Yatirim Ortakligi	188,720	50
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	49
*	Is Finansal Kiralama A/S	144,080	47
*	Reeder Teknoloji Sanayi VE Ticaret A/S	158,005	47
*	Karel Elektronik Sanayi ve Ticaret A/S	201,554	43
*	Europen Endustri Insaat Sanayi VE Ticaret A/S	294,643	41
*	Oyak Yatirim Menkul Degerler A/S	58,742	40
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	52,196	39
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	108,918	37
	Ebebek Magazacilik A/S	30,888	35
*	Kerevitas Gida Sanayi ve Ticaret A/S	71,422	30
*	Peker Gayrimenkul Yatirim Ortakligi A/S	816,788	30
*	Tat Gida Sanayi A/S	94,870	28
	Aydem Yenilenebilir Enerji A/S	68,323	28
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	119,102	27
*	Bagfas Bandirma Gubre Fabrikalari A/S	43,861	27
*	Kordsa Teknik Tekstil A/S	12,974	19
*	Imas Makina Sanayi A/S	250,972	17
*	Fenerbahce Futbol A/S	14,144	15
*	Kartonsan Karton Sanayi ve Ticaret A/S	3,436	7
			53,080
United Arab Emirates (0.2%)
	Emaar Properties PJSC	4,359,085	15,576
	First Abu Dhabi Bank PJSC	2,875,672	11,766
	Emirates Telecommunications Group Co. PJSC	2,249,233	10,658
	Emirates NBD Bank PJSC	1,168,760	6,541
	Abu Dhabi Commercial Bank PJSC	1,878,764	5,953
	Aldar Properties PJSC	2,352,147	5,297
	Abu Dhabi Islamic Bank PJSC	922,349	4,592
	Dubai Electricity & Water Authority PJSC	5,533,370	4,038
	Dubai Islamic Bank PJSC	1,834,549	3,780
	Alpha Dhabi Holding PJSC	878,159	2,708

Total World Stock Index Fund
		Shares	Market Value• ($000)
	ADNOC Drilling Co. PJSC	1,592,512	2,125
	Emaar Development PJSC	546,228	1,991
*	Modon Holding PSC	2,217,709	1,844
	Abu Dhabi National Oil Co. for Distribution PJSC	2,002,051	1,837
	Salik Co. PJSC	1,164,013	1,604
*	Multiply Group PJSC	2,498,413	1,468
	Borouge plc	1,930,468	1,357
	Air Arabia PJSC	1,415,726	1,347
	Pure Health Holding PJSC	1,671,119	1,284
	Americana Restaurants International plc - Foreign Co. (XADS)	1,848,145	1,137
	ADNOC Logistics & Services	837,300	1,106
*	Talabat Holding plc	2,799,850	1,079
	NMDC Group PJSC	138,939	945
	Dana Gas PJSC	4,488,120	910
	Abu Dhabi National Hotels	5,985,094	848
	Dubai Investments PJSC	1,234,573	781
*	Apex Investments Co. PSC	693,308	742
	Parkin Co. PJSC	493,758	723
	Emirates Central Cooling Systems Corp.	1,421,237	625
	Agility Global plc	1,805,702	604
*	Abu Dhabi Ports Co. PJSC	557,493	603
	GFH Financial Group BSC	2,066,688	596
*	Aramex PJSC	656,426	497
*	Gulf Navigation Holding PJSC	337,463	496
	Fertiglobe plc	727,424	450
	Amanat Holdings PJSC	1,424,927	419
*	RAK Properties PJSC	1,028,872	356
	Dubai Financial Market PJSC	886,014	331
	Ajman Bank PJSC	669,009	275
*	Phoenix Group plc	1,020,255	254
*	Space42 plc	511,968	231
	Agthia Group PJSC	186,549	230
	Burjeel Holdings plc	446,772	184
*	AL Seer Marine Supplies & Equipment Co. LLC	181,709	145
*	Ghitha Holding PJSC	20,925	102
*,3	Arabtec Holding PJSC	245,437	—
			100,435
United Kingdom (3.6%)
	AstraZeneca plc	980,360	140,453
	HSBC Holdings plc	11,672,725	130,120
	Shell plc (XLON)	3,974,726	128,271
	Unilever plc (XLON)	1,593,377	101,450
	RELX plc	1,219,514	66,555
	British American Tobacco plc	1,292,967	56,320
	Rolls-Royce Holdings plc	5,561,056	56,292
	GSK plc	2,614,647	51,725
	London Stock Exchange Group plc	324,311	50,499
	BP plc	10,534,557	48,642
	BAE Systems plc	1,985,396	46,027
	National Grid plc	3,185,511	45,980
	Rio Tinto plc	697,450	41,561
	Diageo plc	1,465,619	41,155
	Lloyds Banking Group plc	39,997,921	39,297
	Barclays plc	9,455,858	37,669
	Compass Group plc	1,110,715	37,448
	3i Group plc	605,561	34,330
	NatWest Group plc	4,879,708	31,388
	Experian plc	597,863	29,744
	Haleon plc	5,779,522	29,082
	Reckitt Benckiser Group plc	450,026	29,048
*	Glencore plc	7,945,514	26,051
	Imperial Brands plc	543,885	22,317
	Anglo American plc	813,142	22,197
	Ferguson Enterprises Inc.	130,620	22,161
	Tesco plc	4,397,202	21,762
	Standard Chartered plc	1,295,186	18,655
	Prudential plc (XLON)	1,749,571	18,603
	SSE plc	712,821	16,071
	Ashtead Group plc	286,939	15,361

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Smurfit WestRock plc	335,871	14,102
	Aviva plc	1,802,914	13,508
	Vodafone Group plc	13,697,453	13,460
	Next plc	78,720	12,987
	Legal & General Group plc	3,872,121	12,194
	Coca-Cola Europacific Partners plc	132,075	11,872
	Sage Group plc	680,871	11,288
	InterContinental Hotels Group plc	103,941	11,092
	BT Group plc	4,230,513	9,819
	Halma plc	260,253	9,606
	Informa plc	936,365	9,147
	Segro plc	971,189	8,835
	Admiral Group plc	194,639	8,465
	Smith & Nephew plc	592,385	8,336
	Rentokil Initial plc	1,687,974	7,733
	Pearson plc	462,893	7,421
	Centrica plc	3,460,376	7,409
	United Utilities Group plc	490,693	7,377
	Marks & Spencer Group plc	1,386,628	7,206
	Severn Trent plc	192,427	7,158
	Intertek Group plc	115,750	7,109
	Bunzl plc	225,251	7,078
	Coca-Cola HBC AG	135,083	7,034
[2]	Auto Trader Group plc	613,900	6,897
*	Wise plc Class A	490,015	6,427
	Smiths Group plc	250,742	6,248
	Barratt Redrow plc	924,050	5,761
	WPP plc	737,655	5,719
	Associated British Foods plc	199,665	5,504
	Weir Group plc	177,504	5,351
	International Consolidated Airlines Group SA	1,538,685	5,346
	Antofagasta plc	232,628	5,105
	Rightmove plc	497,780	4,916
	Beazley plc	408,987	4,846
	Melrose Industries plc (XLON)	819,315	4,763
	St. James's Place plc	368,055	4,639
	Diploma plc	86,187	4,573
	Games Workshop Group plc	22,148	4,561
	Kingfisher plc	1,161,919	4,466
	J Sainsbury plc	1,225,924	4,357
	DCC plc	65,429	4,276
	Intermediate Capital Group plc	169,211	4,256
	Mondi plc	279,868	4,248
	M&G plc	1,428,910	3,965
	Whitbread plc	112,985	3,924
	Phoenix Group Holdings plc	472,310	3,779
	Land Securities Group plc	474,335	3,759
[2]	ConvaTec Group plc	1,080,966	3,758
	IMI plc	158,299	3,757
	Spirax Group plc	47,590	3,751
	Howden Joinery Group plc	363,170	3,735
	Taylor Wimpey plc	2,365,975	3,718
	Berkeley Group Holdings plc	66,289	3,695
	Persimmon plc	209,969	3,634
	Endeavour Mining plc	134,957	3,624
	Croda International plc	91,429	3,609
	Entain plc	390,984	3,342
	British Land Co. plc	608,365	3,201
	Direct Line Insurance Group plc	839,744	3,172
	Hiscox Ltd.	214,764	3,161
	LondonMetric Property plc	1,228,760	3,153
	Tritax Big Box REIT plc	1,629,628	3,117
	IG Group Holdings plc	215,655	3,074
	UNITE Group plc	256,322	2,945
	B&M European Value Retail SA	637,242	2,866
	Hikma Pharmaceuticals plc	104,503	2,769
	Bellway plc	74,655	2,680
	Rotork plc	590,864	2,406
	Schroders plc	540,861	2,383
	Investec plc	372,311	2,338

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Aberdeen Group Plc	1,162,793	2,297
	Burberry Group plc	232,984	2,269
	ITV plc	2,104,010	2,268
	Cranswick plc	32,568	2,254
	TBC Bank Group plc	34,139	2,159
	International Distribution Services plc	441,040	2,155
*	Playtech plc	200,184	2,032
	RS Group plc	291,311	2,009
	Pennon Group plc	299,577	2,005
	Johnson Matthey plc	115,371	1,986
	Plus500 Ltd.	48,084	1,971
	Drax Group plc	235,947	1,946
	Inchcape plc	216,464	1,940
	Babcock International Group plc	178,824	1,926
	Balfour Beatty plc	313,400	1,917
	Softcat plc	84,174	1,880
	Derwent London plc	70,593	1,831
	Lion Finance Group plc	22,546	1,808
	Paragon Banking Group plc	159,290	1,800
	Tate & Lyle plc	238,073	1,774
	Spectris plc	66,155	1,771
*,2	Deliveroo plc	766,046	1,740
	Assura plc	2,632,686	1,702
	JD Sports Fashion plc	1,606,756	1,692
	QinetiQ Group plc	319,870	1,684
	Greggs plc	66,788	1,663
	Shaftesbury Capital plc	895,490	1,627
	Man Group plc	740,289	1,616
	Big Yellow Group plc	119,607	1,610
[2]	Airtel Africa plc	702,613	1,608
*	Vistry Group plc	189,077	1,594
*	Carnival plc	94,864	1,592
	easyJet plc	239,334	1,587
	Fresnillo plc	117,293	1,572
	TP ICAP Group plc	449,469	1,543
	Mitie Group plc	779,578	1,503
*	Ocado Group plc	393,829	1,488
[2]	Quilter plc	804,144	1,447
	Serco Group plc	630,026	1,446
	OSB Group plc	223,375	1,420
	Grafton Group plc GDR	110,181	1,334
	Computacenter plc	41,054	1,328
	Morgan Sindall Group plc	28,045	1,326
	Baltic Classifieds Group plc	286,798	1,301
	Dunelm Group plc	87,921	1,291
	Just Group plc	673,632	1,271
	Grainger plc	435,900	1,251
	Safestore Holdings plc	145,869	1,228
	Lancashire Holdings Ltd.	159,810	1,203
	Hill & Smith plc	48,854	1,174
*,2	Trainline plc	296,171	1,160
	International Workplace Group plc	468,296	1,159
	Sirius Real Estate Ltd.	899,333	1,107
[2]	JTC plc	97,924	1,101
	Telecom Plus plc	43,417	1,098
	AJ Bell plc	188,707	1,074
	Savills plc	85,366	1,059
	Hammerson plc	308,486	1,041
	Genus plc	42,313	1,040
	Coats Group plc	1,051,319	1,018
	Energean plc	85,843	1,017
	Breedon Group plc	173,872	1,000
	Primary Health Properties plc	711,324	973
	SSP Group plc	487,479	965
	Bytes Technology Group plc (XLON)	141,771	964
	Premier Foods plc	360,487	956
	Chemring Group plc	178,853	955
	WH Smith plc	78,666	952
	Firstgroup plc	408,106	941
	Travis Perkins plc	125,625	938

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Currys plc	621,377	921
*	Canal & SA (XLON)	405,631	921
	Domino's Pizza Group plc	253,601	912
	Keller Group plc	47,802	910
*	Helios Towers plc	631,559	909
*	Hochschild Mining plc	237,698	895
	Great Portland Estates plc	214,909	889
	Hays plc	927,829	886
	Pets at Home Group plc	275,415	872
*	Indivior plc	75,198	853
*	Spirent Communications plc	339,577	837
	IntegraFin Holdings plc	198,876	812
	Supermarket Income REIT plc	777,045	806
	Volution Group plc	106,024	803
*	Oxford Nanopore Technologies plc	486,768	774
	Harbour Energy plc	375,765	768
[2]	Bridgepoint Group plc	214,010	767
	4imprint Group plc	16,592	760
	MONY Group plc	280,455	759
	Rathbones Group plc	35,877	755
*,2	Watches of Switzerland Group plc	156,674	745
	Clarkson plc	16,544	727
	AG Barr plc	77,949	721
	Genuit Group plc	141,475	720
*,2	Trustpilot Group plc	232,053	696
	Oxford Instruments plc	31,568	695
	Moonpig Group plc	226,667	694
	Renishaw plc	22,664	679
	Pan African Resources plc	1,150,562	679
	Greencore Group plc	274,277	676
	Bodycote plc	106,208	675
	Pagegroup plc	181,484	655
	Future plc	68,165	648
	Elementis plc	368,189	619
	Kainos Group plc	60,384	588
*	Frasers Group plc	66,118	585
	Marshalls plc	155,110	582
	Hilton Food Group plc	48,855	581
	Ashmore Group plc	294,449	569
	Dowlais Group plc	709,624	551
	Victrex plc	49,122	545
[2]	Spire Healthcare Group plc	188,279	487
*	Mitchells & Butlers plc	145,120	482
	Vesuvius plc	105,248	481
*	Auction Technology Group plc	61,115	476
	Zigup plc	112,792	471
[2]	Ibstock plc	192,672	463
	J D Wetherspoon plc	50,210	439
	Rhi Magnesita NV	10,453	437
*	Molten Ventures plc	121,550	431
	Workspace Group plc	70,681	419
	Wickes Group plc	163,541	416
	Ninety One plc	208,119	412
	NCC Group plc	202,648	397
	Senior plc	213,364	394
	C&C Group plc	209,451	385
	Morgan Advanced Materials plc	142,816	375
*	Alphawave IP Group plc	214,478	365
*	Close Brothers Group plc	83,578	363
	Crest Nicholson Holdings plc	147,185	355
[2]	Petershill Partners plc	121,657	353
[2]	Bakkavor Group plc	145,599	334
	Picton Property Income Ltd.	307,086	312
[1]	Diversified Energy Co. plc	24,091	303
*	IP Group plc	521,288	295
*,1	Raspberry PI Holdings plc	48,928	290
*	AO World plc	187,807	247
	Dr. Martens plc	288,620	213
*	PureTech Health plc	123,993	202
	Essentra plc	156,794	188

Total World Stock Index Fund
		Shares	Market Value• ($000)
	PZ Cussons plc	179,977	187
*,1	THG plc	544,316	180
	Jupiter Fund Management plc	173,949	168
[2]	CMC Markets plc	46,417	151
	Liontrust Asset Management plc	33,946	149
*,1,2	Aston Martin Lagonda Global Holdings plc	160,219	144
	FDM Group Holdings plc	41,177	123
*,1	ASOS plc	30,063	115
	Rank Group plc	100,345	114
*	Mobico Group plc	268,836	112
	CLS Holdings plc	127,466	108
	Ithaca Energy plc	61,004	108
*,1	Tullow Oil plc	619,593	106
*	John Wood Group plc	424,164	104
*,3	Home REIT plc	278,413	35
*,3	Evraz plc	272,365	—
*,3	NMC Health plc	26,225	—
*,2,3	Finablr plc	58,416	—
*,3	Carillion plc	88,745	—
			2,016,529
United States (61.3%)
	Apple Inc.	9,637,280	2,047,922
	Microsoft Corp.	4,864,189	1,922,619
	NVIDIA Corp.	15,307,044	1,667,243
*	Amazon.com Inc.	6,139,178	1,132,187
	Meta Platforms Inc. Class A	1,432,958	786,694
	Alphabet Inc. Class A	3,848,742	611,180
	Broadcom Inc.	3,008,344	579,016
*	Berkshire Hathaway Inc. Class B	1,028,675	548,541
*	Tesla Inc.	1,817,856	512,926
	Alphabet Inc. Class C	3,169,316	509,911
	Eli Lilly & Co.	523,607	470,697
	JPMorgan Chase & Co.	1,837,046	449,378
	Visa Inc. Class A	1,127,816	389,660
*	Netflix Inc.	279,792	316,646
	Exxon Mobil Corp.	2,873,981	303,579
	Mastercard Inc. Class A	533,010	292,121
	Costco Wholesale Corp.	289,815	288,221
	Walmart Inc.	2,837,583	275,955
	Procter & Gamble Co.	1,540,780	250,485
	UnitedHealth Group Inc.	601,478	247,472
	Johnson & Johnson	1,577,395	246,563
	Home Depot Inc.	648,337	233,719
	AbbVie Inc.	1,158,076	225,941
	Coca-Cola Co.	2,535,586	183,957
	Philip Morris International Inc.	1,015,874	174,080
	Bank of America Corp.	4,351,151	173,524
	Salesforce Inc.	604,195	162,353
*	Palantir Technologies Inc. Class A	1,346,275	159,453
	Wells Fargo & Co.	2,150,986	152,742
	McDonald's Corp.	470,962	150,543
	Cisco Systems Inc.	2,604,695	150,369
	Abbott Laboratories	1,130,559	147,821
	Oracle Corp.	1,045,154	147,074
	Chevron Corp.	1,069,237	145,480
	International Business Machines Corp.	599,428	144,954
	Linde plc	313,953	142,293
	General Electric Co.	703,531	141,790
	Merck & Co. Inc.	1,658,169	141,276
	AT&T Inc.	4,688,911	129,883
*	ServiceNow Inc.	134,253	128,213
	Accenture plc Class A	409,971	122,643
	PepsiCo Inc.	897,789	121,722
	Verizon Communications Inc.	2,752,411	121,271
*	Intuitive Surgical Inc.	230,897	119,097
	Intuit Inc.	178,492	111,998
	Booking Holdings Inc.	21,629	110,292
	RTX Corp.	868,272	109,515
	QUALCOMM Inc.	730,813	108,496

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Walt Disney Co.	1,186,292	107,893
	Goldman Sachs Group Inc.	196,996	107,865
*	Uber Technologies Inc.	1,329,000	107,662
	Progressive Corp.	382,072	107,645
	Thermo Fisher Scientific Inc.	249,098	106,863
*	Adobe Inc.	284,643	106,735
*	Advanced Micro Devices Inc.	1,052,988	102,508
	S&P Global Inc.	204,131	102,076
	Amgen Inc.	350,426	101,946
*	Boston Scientific Corp.	958,878	98,640
	Caterpillar Inc.	315,045	97,434
	American Express Co.	361,758	96,376
	Texas Instruments Inc.	595,378	95,290
	TJX Cos. Inc.	739,830	95,201
	Pfizer Inc.	3,705,427	90,449
	NextEra Energy Inc.	1,343,186	89,832
*	Boeing Co.	489,128	89,628
	Honeywell International Inc.	425,306	89,527
*	Berkshire Hathaway Inc. Class A	111	88,860
	Stryker Corp.	236,175	88,311
	Charles Schwab Corp.	1,082,584	88,122
	Blackrock Inc.	96,259	88,006
	Gilead Sciences Inc.	815,173	86,849
	Morgan Stanley	748,910	86,439
*	Vertex Pharmaceuticals Inc.	169,371	86,295
	Union Pacific Corp.	397,857	85,802
	Citigroup Inc.	1,236,166	84,529
	Danaher Corp.	421,387	83,995
	Comcast Corp. Class A	2,447,377	83,700
	Lowe's Cos. Inc.	369,306	82,562
	Applied Materials Inc.	533,430	80,393
	Automatic Data Processing Inc.	267,435	80,391
*	Palo Alto Networks Inc.	424,970	79,440
	Eaton Corp. plc	258,800	76,183
	T-Mobile US Inc.	307,462	75,928
	Chubb Ltd.	264,104	75,555
	Deere & Co.	162,758	75,448
	ConocoPhillips	845,196	75,324
	Marsh & McLennan Cos. Inc.	321,707	72,535
*	MercadoLibre Inc.	30,769	71,718
	Medtronic plc	837,608	70,996
	American Tower Corp.	304,985	68,747
*	Fiserv Inc.	369,449	68,189
	Bristol-Myers Squibb Co.	1,324,727	66,501
	GE Vernova Inc.	178,286	66,112
	Lockheed Martin Corp.	137,759	65,814
	Southern Co.	711,981	65,424
	Altria Group Inc.	1,105,613	65,397
	CME Group Inc.	234,667	65,022
*	Crowdstrike Holdings Inc. Class A	150,604	64,590
	Elevance Health Inc.	151,956	63,910
	Analog Devices Inc.	324,062	63,166
	Intercontinental Exchange Inc.	370,465	62,227
	Blackstone Inc.	472,010	62,168
	Prologis Inc.	603,941	61,723
	Welltower Inc.	401,792	61,309
	Duke Energy Corp.	501,278	61,166
	KLA Corp.	86,975	61,116
	Waste Management Inc.	261,312	60,980
	Lam Research Corp.	841,076	60,280
	Cigna Group	175,819	59,785
	Mondelez International Inc. Class A	873,891	59,538
	Amphenol Corp. Class A	771,260	59,348
	Starbucks Corp.	740,313	59,262
	McKesson Corp.	82,934	59,115
*	Spotify Technology SA	96,025	58,957
*	MicroStrategy Inc. Class A	151,081	57,427
	Intel Corp.	2,836,900	57,022
	Trane Technologies plc	148,503	56,923
	Micron Technology Inc.	721,170	55,494

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Arista Networks Inc.	673,406	55,401
	CVS Health Corp.	825,288	55,055
	Sherwin-Williams Co.	153,719	54,251
	Equinix Inc.	62,909	54,149
*	O'Reilly Automotive Inc.	37,786	53,475
*	Cadence Design Systems Inc.	178,167	53,047
	Arthur J Gallagher & Co.	160,425	51,447
	Parker-Hannifin Corp.	83,574	50,567
	KKR & Co. Inc.	441,863	50,492
	TransDigm Group Inc.	35,591	50,293
	3M Co.	354,527	49,247
	Colgate-Palmolive Co.	529,171	48,784
	General Dynamics Corp.	178,164	48,482
	Cintas Corp.	225,200	47,670
	Motorola Solutions Inc.	107,430	47,311
	Moody's Corp.	102,968	46,657
	Williams Cos. Inc.	794,995	46,563
	Apollo Global Management Inc.	340,786	46,510
*	Synopsys Inc.	100,789	46,263
	Zoetis Inc.	295,084	46,151
*	AppLovin Corp. Class A	171,322	46,139
	Constellation Energy Corp.	205,844	45,994
	Illinois Tool Works Inc.	190,041	45,593
	Aon plc Class A (XNYS)	128,109	45,452
	United Parcel Service Inc. Class B (XNYS)	475,635	45,328
*	Chipotle Mexican Grill Inc.	893,855	45,158
	Capital One Financial Corp.	247,274	44,574
*	DoorDash Inc. Class A	230,746	44,509
	NIKE Inc. Class B	773,021	43,598
	Northrop Grumman Corp.	89,148	43,371
*	PayPal Holdings Inc.	655,318	43,146
*	Fortinet Inc.	411,958	42,745
	CRH plc	446,941	42,647
	HCA Healthcare Inc.	120,909	41,723
	PNC Financial Services Group Inc.	259,215	41,653
*	AutoZone Inc.	11,027	41,490
	US Bancorp	1,015,432	40,963
	Ecolab Inc.	162,679	40,902
	Regeneron Pharmaceuticals Inc.	68,168	40,816
	EOG Resources Inc.	366,315	40,416
	Air Products & Chemicals Inc.	144,783	39,249
	Emerson Electric Co.	372,276	39,130
	Aflac Inc.	359,378	39,057
	Becton Dickinson & Co.	188,567	39,050
	Roper Technologies Inc.	69,617	38,991
	Travelers Cos. Inc.	147,350	38,920
*	Autodesk Inc.	141,159	38,713
	American Electric Power Co. Inc.	346,448	37,534
	Bank of New York Mellon Corp.	466,410	37,504
	Howmet Aerospace Inc.	264,341	36,632
	Johnson Controls International plc	430,055	36,082
	CSX Corp.	1,259,782	35,362
	Marriott International Inc. Class A	147,837	35,271
	Hilton Worldwide Holdings Inc.	155,990	35,173
*	Copart Inc.	569,115	34,733
	Digital Realty Trust Inc.	216,320	34,728
	Carrier Global Corp.	546,340	34,168
*	Airbnb Inc. Class A	279,712	34,102
	Allstate Corp.	171,367	33,997
*	Workday Inc. Class A	138,378	33,903
	Cheniere Energy Inc.	145,878	33,714
	Freeport-McMoRan Inc.	935,358	33,701
	Republic Services Inc.	132,784	33,296
	Truist Financial Corp.	868,425	33,295
	Royal Caribbean Cruises Ltd.	154,759	33,259
	American International Group Inc.	407,682	33,234
	ONEOK Inc.	403,916	33,186
	Kinder Morgan Inc.	1,261,624	33,181
	Simon Property Group Inc.	210,555	33,137
	Cencora Inc.	113,011	33,075

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Norfolk Southern Corp.	147,345	33,013
	Realty Income Corp.	565,923	32,744
	Marvell Technology Inc.	560,592	32,722
	Newmont Corp. (XNYS)	619,700	32,646
*	Snowflake Inc. Class A	204,128	32,556
	Kroger Co.	432,894	31,259
	Public Storage	103,174	30,997
*	Fair Isaac Corp.	15,499	30,838
	NXP Semiconductors NV	166,959	30,772
	Sempra	414,082	30,754
	Paychex Inc.	208,825	30,722
	Schlumberger NV	921,384	30,636
	Exelon Corp.	650,512	30,509
	FedEx Corp.	144,655	30,425
	PACCAR Inc.	336,969	30,398
	Fastenal Co.	373,088	30,209
	Crown Castle Inc.	283,679	30,002
	Discover Financial Services	163,191	29,810
	Ameriprise Financial Inc.	62,928	29,640
	Dominion Energy Inc.	543,869	29,576
	Ross Stores Inc.	212,379	29,521
	Kenvue Inc.	1,249,750	29,494
	TE Connectivity plc	200,233	29,310
	General Motors Co.	646,953	29,268
	Target Corp.	301,633	29,168
*	Axon Enterprise Inc.	47,437	29,093
	WW Grainger Inc.	28,289	28,977
*	Edwards Lifesciences Corp.	382,162	28,849
	Marathon Petroleum Corp.	209,703	28,815
	Vistra Corp.	221,751	28,746
	MetLife Inc.	376,703	28,392
	Kimberly-Clark Corp.	215,364	28,381
	Phillips 66	269,559	28,050
*	Flutter Entertainment plc	115,421	27,815
	Fidelity National Information Services Inc.	352,252	27,786
	Corteva Inc.	448,090	27,777
	Quanta Services Inc.	94,761	27,736
*	Monster Beverage Corp.	460,883	27,708
	Yum! Brands Inc.	183,778	27,648
	Verisk Analytics Inc.	91,620	27,159
	L3Harris Technologies Inc.	123,151	27,096
	MSCI Inc.	49,554	27,012
	United Rentals Inc.	42,684	26,953
	Keurig Dr Pepper Inc.	778,281	26,921
*	Coinbase Global Inc. Class A	132,178	26,818
	Xcel Energy Inc.	374,126	26,451
*	NU Holdings Ltd. Class A	2,120,370	26,356
*	Take-Two Interactive Software Inc.	112,420	26,230
	Cummins Inc.	88,874	26,115
	Public Service Enterprise Group Inc.	323,219	25,835
	Ford Motor Co.	2,563,529	25,661
	AMETEK Inc.	149,413	25,337
	Consolidated Edison Inc.	224,298	25,290
	Electronic Arts Inc.	172,395	25,013
	Otis Worldwide Corp.	259,137	24,947
*	CBRE Group Inc. Class A	199,144	24,331
*	Atlassian Corp. Ltd. Class A	106,253	24,259
	Targa Resources Corp.	140,789	24,061
	Prudential Financial Inc.	233,900	24,024
*	Cloudflare Inc. Class A	198,429	23,966
	Valero Energy Corp.	205,766	23,887
	Cognizant Technology Solutions Corp. Class A	323,647	23,811
	DR Horton Inc.	187,201	23,651
*	Charter Communications Inc. Class A	60,308	23,632
	Hess Corp.	182,298	23,526
	PG&E Corp.	1,422,810	23,505
	Entergy Corp.	278,727	23,182
	Baker Hughes Co.	651,230	23,054
	Hartford Insurance Group Inc.	187,366	22,984
*	IDEXX Laboratories Inc.	53,106	22,976

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Roblox Corp. Class A	342,448	22,961
*	Veeva Systems Inc. Class A	98,112	22,928
	Sysco Corp.	320,068	22,853
	Vulcan Materials Co.	87,024	22,829
	ResMed Inc.	94,862	22,443
	Cardinal Health Inc.	158,728	22,427
	WEC Energy Group Inc.	203,080	22,241
	Corning Inc.	500,693	22,221
*	Alnylam Pharmaceuticals Inc.	84,029	22,120
	VICI Properties Inc.	681,004	21,806
*	Robinhood Markets Inc. Class A	438,961	21,557
	eBay Inc.	314,993	21,470
	Arch Capital Group Ltd.	234,814	21,293
*	Block Inc. (XNYS)	362,767	21,211
	Martin Marietta Materials Inc.	40,231	21,080
	GE HealthCare Technologies Inc.	297,430	20,918
	Equifax Inc.	80,249	20,875
*	Gartner Inc.	49,098	20,674
	Humana Inc.	78,691	20,636
*	Lululemon Athletica Inc.	75,808	20,527
	Westinghouse Air Brake Technologies Corp.	110,693	20,449
	General Mills Inc.	360,269	20,442
	Nasdaq Inc.	267,098	20,356
*	Datadog Inc. Class A	198,210	20,249
	Willis Towers Watson plc	65,603	20,193
*	CoStar Group Inc.	271,033	20,103
	Agilent Technologies Inc.	186,202	20,035
	Vertiv Holdings Co. Class A	233,492	19,936
	Extra Space Storage Inc.	135,974	19,923
*	Centene Corp.	332,837	19,920
	Ingersoll Rand Inc. (XYNS)	261,996	19,762
*	HubSpot Inc.	32,279	19,739
	Old Dominion Freight Line Inc.	125,940	19,304
	AvalonBay Communities Inc.	91,837	19,284
	Constellation Brands Inc. Class A	102,462	19,216
	Ventas Inc.	271,735	19,043
	EQT Corp.	384,832	19,026
	Xylem Inc.	156,641	18,886
	Garmin Ltd.	100,968	18,868
	American Water Works Co. Inc.	126,494	18,596
	Broadridge Financial Solutions Inc.	76,240	18,481
	Ares Management Corp. Class A	120,768	18,421
*	ANSYS Inc.	57,144	18,394
	M&T Bank Corp.	108,212	18,370
	Nucor Corp.	153,274	18,296
	DTE Energy Co.	132,925	18,211
	Monolithic Power Systems Inc.	30,700	18,208
*	Dexcom Inc.	255,046	18,205
	Rockwell Automation Inc.	73,493	18,203
*	IQVIA Holdings Inc.	117,324	18,193
	Raymond James Financial Inc.	132,013	18,091
	DuPont de Nemours Inc.	272,363	17,973
	Tractor Supply Co.	349,879	17,711
	Occidental Petroleum Corp.	448,937	17,693
*	Coupang Inc.	754,244	17,627
	Equity Residential	247,749	17,407
*	GoDaddy Inc. Class A	92,177	17,360
	PPL Corp.	474,830	17,331
*	Carvana Co.	70,679	17,270
	Brown & Brown Inc.	155,161	17,161
	Lennar Corp. Class A	157,407	17,096
	SBA Communications Corp.	70,149	17,074
	Ameren Corp.	171,858	17,055
	Iron Mountain Inc.	190,048	17,042
	Kraft Heinz Co.	581,263	16,915
	State Street Corp.	190,238	16,760
*	Keysight Technologies Inc.	114,210	16,606
	LPL Financial Holdings Inc.	51,490	16,466
	Dell Technologies Inc. Class C	179,173	16,441
	PPG Industries Inc.	150,734	16,409

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Diamondback Energy Inc.	123,311	16,278
	CenterPoint Energy Inc.	418,665	16,236
	FirstEnergy Corp.	378,116	16,214
	Church & Dwight Co. Inc.	162,690	16,162
	Atmos Energy Corp.	99,712	16,017
	Fifth Third Bancorp	444,585	15,978
	Microchip Technology Inc.	346,113	15,949
	Hershey Co.	95,154	15,909
	Texas Pacific Land Corp.	12,256	15,796
	Expand Energy Corp.	151,018	15,691
	Fortive Corp.	224,685	15,658
*	Trade Desk Inc. Class A	291,738	15,646
	HP Inc.	611,179	15,628
	International Paper Co.	341,948	15,620
	Veralto Corp.	161,131	15,452
	Darden Restaurants Inc.	76,657	15,380
	Cboe Global Markets Inc.	68,779	15,255
*	VeriSign Inc.	53,977	15,228
	Dover Corp.	89,209	15,224
*	Tyler Technologies Inc.	27,772	15,089
*	Markel Group Inc.	8,227	14,962
	Archer-Daniels-Midland Co.	312,380	14,916
*	Mettler-Toledo International Inc.	13,526	14,481
	NRG Energy Inc.	131,903	14,454
*	Corpay Inc.	44,373	14,438
*	Teledyne Technologies Inc.	30,969	14,432
	STERIS plc	64,101	14,406
	CDW Corp.	89,290	14,336
	Eversource Energy	240,610	14,311
	CMS Energy Corp.	192,413	14,171
	Dow Inc.	459,765	14,064
	Kellanova	169,609	14,039
	Huntington Bancshares Inc.	959,217	13,937
	Hewlett Packard Enterprise Co.	858,615	13,927
	Cincinnati Financial Corp.	99,745	13,886
	Invitation Homes Inc.	404,826	13,841
	PulteGroup Inc.	134,626	13,810
*	Zscaler Inc.	61,005	13,797
*	Warner Bros Discovery Inc.	1,582,570	13,721
	Amcor plc	1,487,807	13,688
	W R Berkley Corp.	190,883	13,684
*	Live Nation Entertainment Inc.	102,791	13,615
	Synchrony Financial	261,306	13,575
*	NVR Inc.	1,896	13,510
	Labcorp Holdings Inc.	55,674	13,418
*	Zoom Communications Inc.	172,884	13,405
	Dollar General Corp.	143,028	13,400
	First Citizens BancShares Inc. Class A	7,512	13,365
	Zimmer Biomet Holdings Inc.	129,190	13,313
	Edison International	248,742	13,310
*	Waters Corp.	38,207	13,286
	International Flavors & Fragrances Inc.	168,113	13,190
	AerCap Holdings NV	124,277	13,173
	Leidos Holdings Inc.	88,143	12,973
	Quest Diagnostics Inc.	72,510	12,923
	Hubbell Inc.	35,527	12,903
	T Rowe Price Group Inc.	144,636	12,808
	McCormick & Co. Inc.	165,776	12,708
	Global Payments Inc.	165,823	12,654
	Weyerhaeuser Co.	487,355	12,627
	Expedia Group Inc.	79,857	12,532
*	Liberty Media Corp.-Liberty Formula One Class C	141,204	12,521
	Williams-Sonoma Inc.	80,149	12,381
	Devon Energy Corp.	406,029	12,347
*	Carnival Corp.	670,739	12,301
	Regions Financial Corp.	600,658	12,259
*	PTC Inc.	78,751	12,204
	Mid-America Apartment Communities Inc.	76,366	12,192
*	Molina Healthcare Inc.	37,219	12,171
	Steel Dynamics Inc.	93,286	12,100

Total World Stock Index Fund
		Shares	Market Value• ($000)
	EMCOR Group Inc.	30,109	12,065
	NiSource Inc.	307,706	12,034
*	Ulta Beauty Inc.	30,384	12,021
	Coterra Energy Inc.	489,317	12,018
	HEICO Corp.	47,842	11,997
*	Okta Inc.	106,017	11,891
	Halliburton Co.	599,720	11,886
	NetApp Inc.	132,399	11,883
	Northern Trust Corp.	126,080	11,849
	Interactive Brokers Group Inc. Class A	68,813	11,826
*	Biogen Inc.	97,174	11,766
	Essex Property Trust Inc.	42,071	11,744
	Clorox Co.	81,244	11,561
	Lennox International Inc.	21,110	11,542
*	Insulet Corp.	45,653	11,518
	Carlisle Cos. Inc.	30,285	11,493
*	Check Point Software Technologies Ltd.	52,316	11,486
	Seagate Technology Holdings plc	125,868	11,458
	Casey's General Stores Inc.	24,607	11,383
	Tyson Foods Inc. Class A	185,171	11,340
*	Natera Inc.	74,913	11,307
*	Sprouts Farmers Market Inc.	65,791	11,250
*	Nutanix Inc. Class A	163,469	11,230
	Domino's Pizza Inc.	22,785	11,173
	SS&C Technologies Holdings Inc.	146,312	11,061
	Fidelity National Financial Inc.	172,619	11,056
*	Deckers Outdoor Corp.	99,732	11,053
	Principal Financial Group Inc.	149,014	11,049
*	ON Semiconductor Corp.	278,238	11,046
*	Guidewire Software Inc.	53,752	11,007
	Packaging Corp. of America	59,072	10,964
*	Dollar Tree Inc.	133,255	10,896
	FactSet Research Systems Inc.	25,035	10,821
	Citizens Financial Group Inc.	292,004	10,772
*	Toast Inc. Class A	302,172	10,751
	Genuine Parts Co.	91,383	10,742
*	Docusign Inc.	131,343	10,737
	Tapestry Inc.	151,457	10,700
	Snap-on Inc.	34,043	10,683
	TransUnion	127,991	10,618
	Alliant Energy Corp.	173,371	10,583
	Jabil Inc.	71,801	10,523
*	Cooper Cos. Inc.	128,644	10,506
	Baxter International Inc.	336,551	10,490
	Watsco Inc.	22,776	10,473
	Tradeweb Markets Inc. Class A	75,582	10,453
	Rollins Inc.	182,355	10,418
*	F5 Inc.	39,307	10,406
*	Trimble Inc.	167,454	10,406
	Equitable Holdings Inc.	209,824	10,376
	Reliance Inc.	35,742	10,302
	Sun Communities Inc.	82,774	10,300
	Evergy Inc.	148,838	10,285
*	BJ's Wholesale Club Holdings Inc.	87,466	10,283
*	Super Micro Computer Inc. (XNGS)	322,553	10,277
	Ball Corp.	197,299	10,248
	Expeditors International of Washington Inc.	92,770	10,196
	Loews Corp.	117,245	10,180
	Jacobs Solutions Inc.	82,157	10,171
	West Pharmaceutical Services Inc.	47,650	10,068
*	Western Digital Corp.	228,331	10,015
	Omnicom Group Inc.	131,326	10,002
	Everest Group Ltd.	27,798	9,975
	Booz Allen Hamilton Holding Corp.	82,730	9,929
	LyondellBasell Industries NV Class A	170,149	9,904
*	Duolingo Inc.	25,372	9,882
	Pentair plc	108,663	9,859
*	CyberArk Software Ltd.	27,925	9,834
*	DraftKings Inc. Class A	294,902	9,817
*	Twilio Inc. Class A	100,572	9,726

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Pinterest Inc. Class A	383,510	9,710
*	US Foods Holding Corp.	146,870	9,643
	Graco Inc.	116,406	9,500
	Best Buy Co. Inc.	141,576	9,442
*	Burlington Stores Inc.	41,768	9,399
	Credicorp Ltd.	46,344	9,370
	Avery Dennison Corp.	54,603	9,343
	UDR Inc.	222,737	9,328
	Comfort Systems USA Inc.	23,405	9,305
	KeyCorp	624,973	9,275
	Unum Group	118,977	9,240
*	Dynatrace Inc.	196,373	9,224
	RPM International Inc.	86,230	9,205
	Gen Digital Inc. (XNGS)	353,716	9,151
	Estee Lauder Cos. Inc. Class A	152,364	9,136
*	Pure Storage Inc. Class A	200,503	9,095
	WP Carey Inc.	145,583	9,090
	Kimco Realty Corp.	454,817	9,087
	Curtiss-Wright Corp.	26,186	9,031
	IDEX Corp.	51,897	9,029
	CF Industries Holdings Inc.	114,797	8,997
	Regency Centers Corp.	124,426	8,981
*	Tenet Healthcare Corp.	62,789	8,976
	AECOM	90,221	8,900
*	Builders FirstSource Inc.	74,271	8,885
*	United Therapeutics Corp.	29,210	8,853
*	Flex Ltd.	257,364	8,838
	Masco Corp.	145,435	8,815
	Textron Inc.	125,203	8,811
*	First Solar Inc.	69,993	8,807
*	SoFi Technologies Inc.	703,836	8,805
*	Aptiv plc	153,778	8,775
*	Align Technology Inc.	49,950	8,656
	American Homes 4 Rent Class A	231,299	8,648
*	Zebra Technologies Corp. Class A	34,277	8,580
	Healthpeak Properties Inc.	480,104	8,565
*	Hologic Inc.	147,107	8,562
*	Affirm Holdings Inc.	171,051	8,511
	TKO Group Holdings Inc.	51,924	8,459
	Alexandria Real Estate Equities Inc.	116,056	8,433
	Royalty Pharma plc Class A	256,368	8,414
*	Performance Food Group Co.	103,413	8,341
	Owens Corning	57,228	8,322
	Las Vegas Sands Corp.	226,510	8,306
	Equity LifeStyle Properties Inc.	127,845	8,282
	TechnipFMC plc	293,757	8,275
	East West Bancorp Inc.	96,684	8,271
	Jack Henry & Associates Inc.	47,680	8,269
	Gaming & Leisure Properties Inc.	172,758	8,268
*	Insmed Inc.	114,363	8,234
	Allegion plc	59,093	8,226
*	BioMarin Pharmaceutical Inc.	128,744	8,200
	Reinsurance Group of America Inc.	43,632	8,173
	Camden Property Trust	71,564	8,144
*	Grab Holdings Ltd. Class A	1,668,673	8,143
*	ICON plc	53,680	8,129
*	Illumina Inc.	104,576	8,115
	Conagra Brands Inc.	328,383	8,114
	J M Smucker Co.	69,635	8,096
	Encompass Health Corp.	69,058	8,079
	ITT Inc.	58,883	8,068
	Royal Gold Inc.	44,122	8,062
	RenaissanceRe Holdings Ltd.	33,246	8,043
*	MongoDB Inc.	46,476	8,002
	News Corp. Class A	294,506	7,987
*	Akamai Technologies Inc.	98,756	7,958
	Revvity Inc.	85,042	7,945
*	XPO Inc.	74,785	7,936
	Entegris Inc.	100,154	7,924
	Juniper Networks Inc.	218,081	7,921

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Crown Holdings Inc.	81,120	7,814
*	On Holding AG Class A	162,323	7,809
	Paycom Software Inc.	34,470	7,804
	Service Corp. International	96,627	7,720
	Pinnacle West Capital Corp.	81,103	7,719
	Teradyne Inc.	103,688	7,695
	Nordson Corp.	40,271	7,634
	Fox Corp. Class B	164,528	7,608
*	Rivian Automotive Inc. Class A	555,261	7,585
*	Clean Harbors Inc.	35,435	7,581
	Texas Roadhouse Inc.	45,566	7,562
*	Monday.com Ltd.	26,881	7,553
	Woodward Inc.	40,256	7,551
*	Exelixis Inc.	188,843	7,393
*	Jones Lang LaSalle Inc.	32,304	7,346
*	Neurocrine Biosciences Inc.	67,963	7,319
	Pool Corp.	24,871	7,291
*	GameStop Corp. Class A	261,423	7,283
*	Talen Energy Corp.	33,727	7,254
	Bunge Global SA	90,684	7,139
*	CACI International Inc. Class A	15,579	7,133
	JB Hunt Transport Services Inc.	54,398	7,103
	Amdocs Ltd.	80,012	7,087
*	Manhattan Associates Inc.	39,864	7,071
	Omega Healthcare Investors Inc.	180,943	7,066
	Essential Utilities Inc.	171,772	7,065
	Newmont Corp. GDR	133,934	7,065
	Dick's Sporting Goods Inc.	37,606	7,060
	AptarGroup Inc.	47,066	7,058
*	Penumbra Inc.	24,095	7,056
	FTAI Aviation Ltd.	65,509	7,017
	Globe Life Inc.	56,607	6,982
*	Zillow Group Inc. Class C	103,697	6,982
	BWX Technologies Inc.	63,646	6,945
	Skyworks Solutions Inc.	107,758	6,927
	DTE Midstream LLC	71,146	6,915
	Toll Brothers Inc.	68,441	6,904
	BXP Inc.	107,919	6,878
	Annaly Capital Management Inc.	349,497	6,850
	CH Robinson Worldwide Inc.	76,697	6,843
	LKQ Corp.	178,978	6,839
	Somnigroup International Inc.	111,334	6,798
	Lincoln Electric Holdings Inc.	38,565	6,795
	Assurant Inc.	35,224	6,789
*	Antero Resources Corp.	194,840	6,786
	Viatris Inc.	801,950	6,752
	Universal Health Services Inc. Class B	37,950	6,720
*	Incyte Corp.	106,796	6,692
	Molson Coors Beverage Co. Class B	116,227	6,687
*	BellRing Brands Inc.	86,676	6,686
*	CarMax Inc.	103,363	6,684
	Host Hotels & Resorts Inc.	470,842	6,648
	Interpublic Group of Cos. Inc.	264,223	6,637
*	Core & Main Inc. Class A	125,329	6,602
	CubeSmart	161,816	6,581
	Lamar Advertising Co. Class A	57,418	6,535
	CNH Industrial NV	562,687	6,510
	OGE Energy Corp.	143,172	6,497
	Mosaic Co.	212,900	6,472
	First Horizon Corp.	356,637	6,448
*	RBC Bearings Inc.	19,607	6,442
	American Financial Group Inc.	50,526	6,400
	Blue Owl Capital Inc.	343,878	6,372
	United States Steel Corp.	145,735	6,370
	Applied Industrial Technologies Inc.	26,100	6,350
*	Ciena Corp.	93,916	6,307
*	API Group Corp.	165,145	6,247
	Kinsale Capital Group Inc.	14,328	6,236
	Murphy USA Inc.	12,451	6,208
*	Liberty Broadband Corp. Class C	68,633	6,204

Total World Stock Index Fund
		Shares	Market Value• ($000)
	nVent Electric plc	112,849	6,197
	Eastman Chemical Co.	80,019	6,161
	Ally Financial Inc.	188,003	6,140
	HEICO Corp. Class A	30,467	6,122
	Primerica Inc.	23,318	6,111
	Old Republic International Corp.	162,438	6,108
	Genpact Ltd.	121,438	6,103
	Stanley Black & Decker Inc.	101,516	6,093
	Carpenter Technology Corp.	31,111	6,086
	Aramark	181,522	6,068
	Hasbro Inc.	97,076	6,009
*	Moderna Inc.	210,093	5,996
	Albertsons Cos. Inc. Class A	272,136	5,982
	Chemed Corp.	10,283	5,980
*	EPAM Systems Inc.	38,073	5,974
	TD SYNNEX Corp.	53,874	5,969
*	Solventum Corp.	90,194	5,964
	Hormel Foods Corp.	198,940	5,948
	Ingredion Inc.	44,778	5,947
*	TopBuild Corp.	20,103	5,946
	Stifel Financial Corp.	69,090	5,920
	Ralph Lauren Corp.	26,045	5,859
	SouthState Corp.	67,336	5,843
	EastGroup Properties Inc.	35,725	5,838
*	Dayforce Inc.	100,871	5,837
	Ovintiv Inc. (XNYS)	173,728	5,834
	Huntington Ingalls Industries Inc.	25,189	5,802
	Webster Financial Corp.	122,251	5,782
	Corebridge Financial Inc.	195,069	5,780
*	Frontier Communications Parent Inc.	158,847	5,758
*	Avantor Inc.	442,122	5,743
	A O Smith Corp.	84,032	5,702
	Houlihan Lokey Inc.	34,994	5,672
	Jefferies Financial Group Inc.	121,353	5,671
	Range Resources Corp.	165,683	5,622
	Carlyle Group Inc.	145,422	5,619
*	Wix.com Ltd.	33,039	5,603
*	Paylocity Holding Corp.	29,009	5,573
	Mueller Industries Inc.	75,482	5,552
*	Roku Inc.	81,405	5,550
	Graphic Packaging Holding Co.	217,202	5,497
	Federal Realty Investment Trust	58,349	5,486
	Eagle Materials Inc.	24,125	5,462
*	MasTec Inc.	42,755	5,444
	Permian Resources Corp.	460,895	5,439
	Bio-Techne Corp.	107,288	5,402
*	Exact Sciences Corp.	118,205	5,395
	Rexford Industrial Realty Inc.	162,829	5,390
	New York Times Co. Class A	103,446	5,385
	Allison Transmission Holdings Inc.	58,273	5,375
*	Henry Schein Inc.	82,636	5,369
*	Planet Fitness Inc. Class A	56,734	5,366
	Tetra Tech Inc.	171,623	5,353
	Lithia Motors Inc.	18,218	5,334
	Coca-Cola Consolidated Inc.	3,927	5,324
	Wynn Resorts Ltd.	66,134	5,311
	MarketAxess Holdings Inc.	23,957	5,309
	H&R Block Inc.	87,162	5,262
*	Globus Medical Inc. Class A	73,270	5,259
*	Medpace Holdings Inc.	16,898	5,211
	Crane Co.	32,114	5,170
	Acuity Inc.	21,119	5,145
*	Coherent Corp.	79,846	5,136
	Advanced Drainage Systems Inc.	44,750	5,079
*	Floor & Decor Holdings Inc. Class A	70,823	5,060
	Walgreens Boots Alliance Inc.	460,599	5,053
	Wingstop Inc.	19,139	5,051
	Southern Copper Corp.	56,272	5,037
	Western Alliance Bancorp	72,054	5,023
*	Kyndryl Holdings Inc.	153,107	4,964

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Repligen Corp.	35,766	4,935
*	Rocket Lab USA Inc.	226,350	4,932
*	Halozyme Therapeutics Inc.	80,089	4,919
	Agree Realty Corp.	63,241	4,908
	SEI Investments Co.	62,515	4,894
	Match Group Inc.	164,625	4,883
	Lamb Weston Holdings Inc.	92,274	4,873
*	Mr. Cooper Group Inc.	40,934	4,872
*	HealthEquity Inc.	56,830	4,871
	AGNC Investment Corp.	551,567	4,870
*	ExlService Holdings Inc.	100,255	4,860
*	Light & Wonder Inc.	56,901	4,858
	Morningstar Inc.	17,052	4,855
	Donaldson Co. Inc.	73,646	4,841
	Regal Rexnord Corp.	45,715	4,838
*	Elastic NV	56,113	4,837
	Commerce Bancshares Inc.	79,240	4,813
	NNN REIT Inc.	117,044	4,812
*	Fabrinet	23,430	4,805
	Pinnacle Financial Partners Inc.	47,911	4,803
	Fortune Brands Innovations Inc.	89,035	4,792
*	Middleby Corp.	35,602	4,748
	Axis Capital Holdings Ltd.	49,288	4,747
	AES Corp.	472,986	4,730
*	Samsara Inc. Class A	118,923	4,716
	Brixmor Property Group Inc.	189,261	4,714
*	MGM Resorts International	149,756	4,711
*	Astera Labs Inc.	72,043	4,705
*	Bright Horizons Family Solutions Inc.	37,508	4,704
*	Doximity Inc. Class A	82,509	4,693
*	Casella Waste Systems Inc. Class A	39,906	4,687
	Wintrust Financial Corp.	42,082	4,678
	Evercore Inc. Class A	22,605	4,641
*	Lantheus Holdings Inc.	44,343	4,627
*	Commvault Systems Inc.	27,641	4,620
*	AZEK Co. Inc.	92,507	4,585
*	Norwegian Cruise Line Holdings Ltd.	285,740	4,580
	Campbell's Co.	125,026	4,558
	Ensign Group Inc.	35,327	4,557
	KBR Inc.	86,084	4,546
*	Axalta Coating Systems Ltd.	139,666	4,539
*	Cava Group Inc.	48,998	4,529
*	Masimo Corp.	28,082	4,520
	UGI Corp.	137,723	4,516
	Comerica Inc.	83,720	4,500
*	Procore Technologies Inc.	70,140	4,495
*	Aurora Innovation Inc.	619,313	4,484
	Churchill Downs Inc.	49,477	4,473
*	Revolution Medicines Inc.	110,760	4,472
*	Jazz Pharmaceuticals plc	38,135	4,460
	Paramount Global Class B	378,403	4,442
	Toro Co.	65,042	4,441
	Synovus Financial Corp.	102,257	4,430
*	Qorvo Inc.	61,795	4,429
	Albemarle Corp.	75,529	4,422
	Primo Brands Corp.	134,952	4,409
	WESCO International Inc.	27,027	4,404
*	Lattice Semiconductor Corp.	88,970	4,353
	Popular Inc.	45,530	4,344
	Esab Corp.	36,162	4,344
*	DaVita Inc.	30,578	4,328
	Delta Air Lines Inc.	103,833	4,323
	Bath & Body Works Inc.	141,459	4,316
	Ryan Specialty Holdings Inc.	65,853	4,314
*	ATI Inc.	78,943	4,293
	XP Inc. Class A	266,471	4,290
*	Maplebear Inc.	107,518	4,289
	Cullen / Frost Bankers Inc.	36,805	4,287
	National Fuel Gas Co.	55,709	4,277
*	Generac Holdings Inc.	37,333	4,270

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Badger Meter Inc.	19,212	4,242
*	MACOM Technology Solutions Holdings Inc.	40,805	4,234
*	Unity Software Inc.	199,091	4,195
*	Dutch Bros Inc. Class A	70,206	4,194
*	Saia Inc.	17,141	4,182
	MGIC Investment Corp.	166,476	4,147
*	Ollie's Bargain Outlet Holdings Inc.	39,056	4,144
	Teleflex Inc.	30,151	4,132
	Zions Bancorp NA	91,704	4,124
	Starwood Property Trust Inc.	214,389	4,114
	Wyndham Hotels & Resorts Inc.	48,111	4,104
*	Hims & Hers Health Inc.	123,841	4,099
*	Dropbox Inc. Class A	143,453	4,096
*	Post Holdings Inc.	36,180	4,094
*	Fluor Corp.	117,111	4,086
*	Skechers USA Inc. Class A	84,917	4,078
*	Charles River Laboratories International Inc.	34,365	4,076
	UMB Financial Corp.	43,093	4,075
	Autoliv Inc.	43,653	4,070
*	TG Therapeutics Inc.	89,225	4,061
	Old National Bancorp	196,820	4,053
	Prosperity Bancshares Inc.	59,461	4,037
	Simpson Manufacturing Co. Inc.	26,261	4,036
	BorgWarner Inc. (XNYS)	140,880	3,998
	Vornado Realty Trust	113,309	3,998
*	Celsius Holdings Inc.	114,009	3,986
*	Onto Innovation Inc.	32,607	3,977
	AAON Inc.	43,528	3,973
	Brown-Forman Corp. Class B	113,482	3,954
	RLI Corp.	53,320	3,946
*	SPX Technologies Inc.	29,414	3,946
*	Credo Technology Group Holding Ltd.	91,602	3,943
	Hamilton Lane Inc. Class A	25,509	3,941
	Knight-Swift Transportation Holdings Inc.	100,400	3,933
	SLM Corp.	135,898	3,929
*	Trex Co. Inc.	67,937	3,928
	Franklin Resources Inc.	208,104	3,904
	Flowserve Corp.	86,298	3,903
	First Industrial Realty Trust Inc.	81,862	3,895
	Bentley Systems Inc. Class B	90,130	3,875
	Alcoa Corp.	157,846	3,872
	STAG Industrial Inc.	116,941	3,863
*	Stride Inc.	27,139	3,861
*	Madrigal Pharmaceuticals Inc.	11,539	3,853
	First American Financial Corp.	63,230	3,845
*	Gitlab Inc. Class A	82,338	3,843
	Hanover Insurance Group Inc.	23,110	3,839
*	Confluent Inc. Class A	161,250	3,839
*	Enphase Energy Inc.	86,036	3,836
	IDACORP Inc.	32,484	3,836
	Armstrong World Industries Inc.	26,342	3,820
*	Taylor Morrison Home Corp.	66,488	3,813
*	Chart Industries Inc.	28,220	3,809
	Science Applications International Corp.	31,415	3,802
	Universal Display Corp.	30,265	3,802
	Valmont Industries Inc.	12,945	3,796
*	Brinker International Inc.	28,133	3,778
	Terreno Realty Corp.	66,840	3,765
	Watts Water Technologies Inc. Class A	18,125	3,765
*	NEXTracker Inc. Class A	92,598	3,760
*	FTI Consulting Inc.	22,585	3,755
	Essent Group Ltd.	65,569	3,733
*	Arrow Electronics Inc.	33,417	3,721
*	ACI Worldwide Inc.	69,652	3,717
*	Corcept Therapeutics Inc.	51,629	3,711
*	Caesars Entertainment Inc.	136,931	3,705
*	MakeMyTrip Ltd.	35,345	3,705
	Fox Corp. Class A	74,376	3,703
*	Sarepta Therapeutics Inc.	59,277	3,699
	Ryder System Inc.	26,807	3,691

Total World Stock Index Fund
		Shares	Market Value• ($000)
	MSA Safety Inc.	23,389	3,682
*	United Airlines Holdings Inc.	53,397	3,675
	UFP Industries Inc.	37,149	3,672
*	Guardant Health Inc.	77,298	3,651
*	Blueprint Medicines Corp.	40,521	3,627
	Rithm Capital Corp.	324,357	3,626
*	IonQ Inc.	132,016	3,625
	APA Corp.	233,221	3,624
*	Mohawk Industries Inc.	34,039	3,620
	Meritage Homes Corp.	53,098	3,618
	Antero Midstream Corp.	217,955	3,607
	Jackson Financial Inc. Class A	46,118	3,593
	Voya Financial Inc.	60,550	3,585
*	Option Care Health Inc.	110,864	3,582
	Essential Properties Realty Trust Inc.	110,657	3,560
*	Kirby Corp.	36,928	3,559
*	Crocs Inc.	36,671	3,536
*	SPS Commerce Inc.	24,641	3,536
*	Knife River Corp.	37,801	3,530
	Americold Realty Trust Inc.	182,360	3,527
	Chord Energy Corp.	38,934	3,513
	Oshkosh Corp.	41,892	3,509
*	Mattel Inc.	220,616	3,506
	Healthcare Realty Trust Inc.	224,946	3,493
	Selective Insurance Group Inc.	40,026	3,491
*	Merit Medical Systems Inc.	36,945	3,489
	Lincoln National Corp.	109,156	3,479
	AGCO Corp.	40,954	3,474
	CareTrust REIT Inc.	118,630	3,472
	Louisiana-Pacific Corp.	40,219	3,471
*	Bridgebio Pharma Inc.	90,308	3,464
	OneMain Holdings Inc.	73,514	3,460
	Group 1 Automotive Inc.	8,514	3,437
*	SharkNinja Inc.	42,615	3,431
*	ADMA Biologics Inc.	143,879	3,424
	Cadence Bank	116,954	3,422
*	Rambus Inc.	69,787	3,405
*	SentinelOne Inc. Class A	183,858	3,401
	CSW Industrials Inc.	10,842	3,388
	Vail Resorts Inc.	24,235	3,374
	FMC Corp.	80,407	3,371
*	WEX Inc.	25,769	3,360
	Federal Signal Corp.	41,195	3,355
	Home BancShares Inc.	120,702	3,349
	FirstCash Holdings Inc.	24,928	3,339
*	Cirrus Logic Inc.	34,614	3,324
*	UiPath Inc. Class A	276,936	3,307
*	Shift4 Payments Inc. Class A	40,383	3,303
*	Darling Ingredients Inc.	102,429	3,297
	Ryman Hospitality Properties Inc.	37,487	3,297
	Viper Energy Inc.	81,487	3,286
	Balchem Corp.	20,905	3,273
	Commercial Metals Co.	73,238	3,262
*	SiteOne Landscape Supply Inc.	28,361	3,256
*	Kratos Defense & Security Solutions Inc.	96,284	3,253
*	Grand Canyon Education Inc.	18,201	3,247
	Affiliated Managers Group Inc.	19,541	3,237
	InterDigital Inc.	16,069	3,230
	GATX Corp.	22,047	3,218
*	Itron Inc.	28,877	3,214
*	Globant SA	27,303	3,210
	JBT Marel Corp.	30,301	3,189
	Celanese Corp.	70,784	3,151
*	Etsy Inc.	72,347	3,146
*	Chewy Inc. Class A	83,624	3,136
	Invesco Ltd.	224,975	3,134
*	Cytokinetics Inc.	73,137	3,133
*	Varonis Systems Inc.	73,029	3,129
	Gentex Corp.	143,444	3,124
	Avnet Inc.	66,450	3,122

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Q2 Holdings Inc.	39,311	3,115
*	Appfolio Inc. Class A	15,019	3,102
	New Jersey Resources Corp.	63,210	3,093
	Air Lease Corp.	66,117	3,092
*	Roivant Sciences Ltd.	265,957	3,090
*	BILL Holdings Inc.	67,539	3,078
*	Dycom Industries Inc.	18,336	3,072
	Vontier Corp.	96,532	3,071
	Zurn Elkay Water Solutions Corp.	90,219	3,064
*	Ionis Pharmaceuticals Inc.	99,633	3,060
	Bank OZK	71,516	3,047
*	Elanco Animal Health Inc. (XNYS)	321,385	3,047
	Cognex Corp.	111,122	3,034
	American Healthcare REIT Inc.	93,720	3,025
	United Bankshares Inc.	88,088	3,021
	Moog Inc. Class A	18,016	3,013
	MKS Instruments Inc.	42,939	3,012
*	Champion Homes Inc.	34,737	3,005
	Kite Realty Group Trust	138,693	3,003
	Lear Corp.	34,980	3,000
*	Inspire Medical Systems Inc.	18,907	2,994
	Dolby Laboratories Inc. Class A	38,948	2,991
	WillScot Holdings Corp.	118,887	2,986
*	Qualys Inc.	23,747	2,985
	Landstar System Inc.	22,199	2,978
*	Lyft Inc. Class A	240,180	2,978
	FNB Corp.	227,308	2,975
	HF Sinclair Corp.	98,748	2,969
	Columbia Banking System Inc.	132,350	2,967
*	MARA Holdings Inc.	221,566	2,962
	TXNM Energy Inc.	55,524	2,954
*	Alkermes plc	102,658	2,953
	Robert Half Inc.	66,646	2,952
*	Valvoline Inc.	86,134	2,951
*	CCC Intelligent Solutions Holdings Inc.	318,525	2,950
	Sirius XM Holdings Inc.	137,564	2,947
	Hyatt Hotels Corp. Class A	26,137	2,945
*	Glaukos Corp.	31,226	2,943
	Radian Group Inc.	92,041	2,940
	Matador Resources Co.	74,289	2,937
	ChampionX Corp.	121,724	2,937
*	Bio-Rad Laboratories Inc. Class A	12,017	2,933
	Element Solutions Inc.	143,645	2,932
*	Sterling Infrastructure Inc.	19,372	2,895
*	Clearwater Analytics Holdings Inc. Class A	127,042	2,889
*	AutoNation Inc.	16,511	2,875
	Gap Inc.	130,737	2,863
	First Financial Bankshares Inc.	85,310	2,859
	Glacier Bancorp Inc.	69,715	2,842
	Janus Henderson Group plc	85,520	2,840
	Timken Co.	44,184	2,839
	Nexstar Media Group Inc.	18,962	2,838
*	Vaxcyte Inc.	78,991	2,831
	Littelfuse Inc.	15,522	2,830
	Southwest Gas Holdings Inc.	39,079	2,822
	Bruker Corp.	70,360	2,819
*	Box Inc. Class A	89,771	2,803
*	AeroVironment Inc.	18,468	2,798
	Assured Guaranty Ltd.	31,836	2,793
	NOV Inc.	240,542	2,793
	Hancock Whitney Corp.	53,488	2,786
*	Integer Holdings Corp.	22,049	2,785
	White Mountains Insurance Group Ltd.	1,575	2,784
	Northwestern Energy Group Inc.	47,794	2,783
*	Gates Industrial Corp. plc	146,852	2,778
	Pegasystems Inc.	30,123	2,774
	Boyd Gaming Corp.	40,038	2,768
*	Asbury Automotive Group Inc.	12,655	2,761
*	Viking Holdings Ltd.	67,282	2,761
	Cousins Properties Inc.	100,016	2,754

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	CNX Resources Corp.	93,486	2,751
	Independence Realty Trust Inc.	141,508	2,749
*	Sanmina Corp.	35,778	2,747
	Sonoco Products Co.	66,981	2,746
*	Modine Manufacturing Co.	33,598	2,743
*	Novanta Inc.	23,004	2,734
*	Krystal Biotech Inc.	16,081	2,732
	Cal-Maine Foods Inc.	29,202	2,727
*	GXO Logistics Inc.	75,211	2,726
	Hexcel Corp.	56,145	2,721
	ONE Gas Inc.	34,588	2,716
	Sabra Health Care REIT Inc.	151,872	2,711
*	Spirit AeroSystems Holdings Inc. Class A	75,235	2,708
*	Enstar Group Ltd.	8,097	2,708
	Golar LNG Ltd.	63,658	2,706
	Valley National Bancorp	314,160	2,702
	Lazard Inc.	69,316	2,696
	VF Corp.	226,687	2,693
*	Euronet Worldwide Inc.	27,156	2,691
	Southwest Airlines Co.	96,149	2,688
*	Five Below Inc.	35,322	2,681
	NewMarket Corp.	4,358	2,681
*	Lumentum Holdings Inc.	45,363	2,678
	Cabot Corp.	33,962	2,667
	ESCO Technologies Inc.	16,911	2,646
*	Axsome Therapeutics Inc.	23,475	2,636
	Whirlpool Corp.	34,463	2,629
	Sensient Technologies Corp.	27,903	2,621
	Mueller Water Products Inc. Class A	99,253	2,604
	Spire Inc.	33,963	2,600
*	Construction Partners Inc. Class A	31,431	2,582
	Black Hills Corp.	42,374	2,581
	Arcosa Inc.	32,143	2,574
*	Cleveland-Cliffs Inc.	311,862	2,570
	Portland General Electric Co.	60,988	2,569
*	Prestige Consumer Healthcare Inc.	31,597	2,567
*	StoneCo. Ltd. Class A	182,064	2,560
	Phillips Edison & Co. Inc.	73,779	2,560
	Piper Sandler Cos.	10,582	2,552
	Sealed Air Corp.	92,409	2,547
*	GEO Group Inc.	81,296	2,543
	Silgan Holdings Inc.	49,244	2,543
	TPG Inc.	54,621	2,537
	Franklin Electric Co. Inc.	29,810	2,533
	Installed Building Products Inc.	15,198	2,520
*	Texas Capital Bancshares Inc.	36,922	2,516
	Thor Industries Inc.	34,722	2,515
	Moelis & Co. Class A	46,790	2,507
	U-Haul Holding Co.	45,701	2,504
*	Cavco Industries Inc.	5,064	2,501
	Belden Inc.	24,246	2,500
	Exponent Inc.	31,746	2,498
*	Adtalem Global Education Inc.	23,481	2,494
	Brink's Co.	27,877	2,488
*	Global-e Online Ltd.	68,977	2,477
*	Workiva Inc.	32,867	2,474
*	Upstart Holdings Inc.	51,733	2,473
	PVH Corp.	35,823	2,471
	Archrock Inc.	104,520	2,459
*	Tenable Holdings Inc.	80,177	2,451
	Macerich Co.	165,684	2,429
*	Sandisk Corp.	75,342	2,419
	SL Green Realty Corp.	45,758	2,407
	Core Natural Resources Inc.	33,176	2,396
*	Palomar Holdings Inc.	16,505	2,394
	Ameris Bancorp	40,737	2,387
*	Avidity Biosciences Inc.	72,958	2,382
*	Bloom Energy Corp. Class A	129,608	2,374
*	PTC Therapeutics Inc.	47,473	2,366
	Telephone & Data Systems Inc.	63,059	2,364

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Verra Mobility Corp.	108,153	2,358
*	Lumen Technologies Inc.	663,175	2,348
	Kilroy Realty Corp.	74,424	2,345
	Ormat Technologies Inc. (XNYS)	32,307	2,345
	Boise Cascade Co.	25,040	2,336
	Maximus Inc.	34,805	2,331
	Rayonier Inc.	95,209	2,329
	CNO Financial Group Inc.	61,140	2,320
	MSC Industrial Direct Co. Inc. Class A	30,311	2,318
*	Insight Enterprises Inc.	16,666	2,305
*	Loar Holdings Inc.	24,335	2,302
	ServisFirst Bancshares Inc.	32,188	2,292
	Kemper Corp.	38,706	2,288
	Avista Corp.	54,838	2,274
	International Bancshares Corp.	37,246	2,273
*	Madison Square Garden Sports Corp.	11,794	2,271
	ALLETE Inc.	34,458	2,257
	Hecla Mining Co.	394,425	2,256
*	GLOBALFOUNDRIES Inc.	63,924	2,242
	Advanced Energy Industries Inc.	22,910	2,232
*	Coeur Mining Inc.	402,215	2,232
	Perrigo Co. plc	86,799	2,232
	Atlantic Union Bankshares Corp.	80,531	2,231
*	Freshpet Inc.	30,307	2,229
*	RadNet Inc.	42,444	2,223
*	Axos Financial Inc.	34,960	2,219
	EPR Properties	44,736	2,214
*	Mirion Technologies Inc.	140,311	2,214
	Granite Construction Inc.	27,194	2,211
	MDU Resources Group Inc.	128,525	2,203
*	Ultragenyx Pharmaceutical Inc.	56,498	2,202
*	JFrog Ltd.	65,161	2,200
	Magnolia Oil & Gas Corp. Class A	106,894	2,195
*	Plexus Corp.	17,878	2,189
*	Simply Good Foods Co.	60,532	2,186
*	Abercrombie & Fitch Co. Class A	31,474	2,185
	Organon & Co.	168,695	2,181
*	e.l.f. Beauty Inc.	35,230	2,180
*	CBIZ Inc.	32,003	2,179
*	Liberty Global Ltd. Class C	191,695	2,174
	Kadant Inc.	7,355	2,170
*	Akero Therapeutics Inc.	47,540	2,168
	Associated Banc-Corp.	98,223	2,167
*	Brighthouse Financial Inc.	37,186	2,165
	Western Union Co.	217,868	2,159
*	Shake Shack Inc. Class A	24,570	2,156
	Choice Hotels International Inc.	17,064	2,152
*	iRhythm Technologies Inc.	20,127	2,151
	KB Home	39,694	2,145
*	Boot Barn Holdings Inc.	20,532	2,142
	Tanger Inc.	67,811	2,137
	Kontoor Brands Inc.	35,458	2,133
	Flowers Foods Inc.	120,882	2,126
	American States Water Co.	26,187	2,124
	Cinemark Holdings Inc.	70,943	2,122
	Otter Tail Corp.	26,721	2,121
[1]	Medical Properties Trust Inc.	383,453	2,117
*	Amentum Holdings Inc.	96,774	2,112
*	Silicon Laboratories Inc.	20,666	2,103
*	OSI Systems Inc.	10,252	2,099
*	Urban Outfitters Inc.	39,657	2,093
	StepStone Group Inc. Class A	41,852	2,093
*	Liberty Media Corp.-Liberty Live Class C	29,202	2,088
*	SpringWorks Therapeutics Inc.	45,046	2,086
	Broadstone Net Lease Inc.	128,683	2,082
	United Community Banks Inc.	75,385	2,081
*	Freshworks Inc. Class A	140,534	2,076
*	Goodyear Tire & Rubber Co.	190,273	2,070
	Lancaster Colony Corp.	12,715	2,070
*,1	CRISPR Therapeutics AG	53,449	2,067

Total World Stock Index Fund
		Shares	Market Value• ($000)
	BGC Group Inc. Class A	227,602	2,062
	Westlake Corp.	22,300	2,061
	Primoris Services Corp.	34,219	2,052
	MGE Energy Inc.	22,668	2,050
*	MP Materials Corp.	83,779	2,049
	Six Flags Entertainment Corp.	59,450	2,046
	National Health Investors Inc.	26,915	2,037
	Macy's Inc.	177,818	2,031
	Weatherford International plc	49,062	2,031
	PJT Partners Inc. Class A	14,286	2,024
*	Viking Therapeutics Inc.	69,914	2,018
	Virtu Financial Inc. Class A	51,525	2,017
*	Haemonetics Corp.	31,900	2,010
	Rush Enterprises Inc. Class A	39,411	2,010
	EnerSys	23,155	2,005
	Blackstone Mortgage Trust Inc. Class A	104,472	1,990
	WD-40 Co.	8,714	1,990
*	Parsons Corp.	29,702	1,986
	Enpro Inc.	13,284	1,985
*	TransMedics Group Inc.	21,550	1,983
*,1	SoundHound AI Inc. Class A	213,311	1,982
	Sensata Technologies Holding plc	92,473	1,979
*	Credit Acceptance Corp.	4,043	1,971
*	Amedisys Inc.	20,718	1,966
*	NMI Holdings Inc.	54,345	1,966
*	Crinetics Pharmaceuticals Inc.	58,801	1,963
	Millrose Properties Inc.	78,368	1,962
	Lineage Inc.	40,658	1,961
*	Arcellx Inc.	30,036	1,951
	CVB Financial Corp.	105,034	1,947
*	Reddit Inc. Class A	16,697	1,946
*	Frontdoor Inc.	47,140	1,938
	HB Fuller Co.	35,817	1,936
	First Hawaiian Inc.	84,473	1,931
*	M/I Homes Inc.	18,039	1,924
*	Life360 Inc.	44,844	1,924
*	Wayfair Inc. Class A	63,750	1,923
*	Tri Pointe Homes Inc.	62,323	1,916
*	Zillow Group Inc. Class A	29,045	1,916
	Avient Corp.	57,413	1,912
*	Dorman Products Inc.	16,857	1,910
	Fulton Financial Corp.	114,503	1,910
	Herc Holdings Inc.	17,452	1,910
	ABM Industries Inc.	39,082	1,905
	Brunswick Corp.	41,317	1,903
*	RH	10,339	1,903
	Flagstar Financial Inc.	162,360	1,901
	First BanCorp (XNYS)	96,555	1,896
	First Financial Bancorp	81,866	1,895
	PotlatchDeltic Corp.	49,133	1,886
*	Remitly Global Inc.	93,189	1,884
*	Waystar Holding Corp.	50,496	1,877
	HA Sustainable Infrastructure Capital Inc.	75,014	1,874
	WaFd Inc.	65,692	1,874
	Penske Automotive Group Inc.	12,014	1,870
*	Intapp Inc.	34,401	1,867
	Towne Bank	56,567	1,864
*	ICU Medical Inc.	13,642	1,863
	Renasant Corp.	58,002	1,860
	Eastern Bankshares Inc.	124,584	1,859
	Korn Ferry	30,092	1,857
	Chesapeake Utilities Corp.	14,091	1,855
	ADT Inc.	230,286	1,847
	Highwoods Properties Inc.	64,711	1,840
*	CorVel Corp.	16,893	1,837
*	Merus NV	40,205	1,830
*	Xenon Pharmaceuticals Inc.	47,898	1,830
	Graham Holdings Co. Class B	1,984	1,825
	H&E Equipment Services Inc.	20,315	1,824
	Trustmark Corp.	54,075	1,814

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bank of Hawaii Corp.	27,311	1,806
*	Genworth Financial Inc.	262,372	1,800
	Noble Corp. plc	82,677	1,797
	Murphy Oil Corp.	87,291	1,792
	UniFirst Corp.	10,005	1,786
*	GMS Inc.	24,356	1,784
	Power Integrations Inc.	36,299	1,783
	WSFS Financial Corp.	34,375	1,772
	Travel & Leisure Co.	40,269	1,769
	COPT Defense Properties	67,621	1,766
	Iridium Communications Inc.	72,625	1,752
	Cactus Inc. Class A	46,108	1,749
	DENTSPLY SIRONA Inc.	125,453	1,744
	Dun & Bradstreet Holdings Inc.	194,156	1,742
*	Sitime Corp.	11,848	1,740
	PriceSmart Inc.	17,013	1,727
	Griffon Corp.	25,091	1,709
	Cathay General Bancorp	40,952	1,707
	National Storage Affiliates Trust	45,836	1,705
	Leonardo DRS Inc.	46,112	1,704
*	BlackLine, Inc.	35,997	1,700
	Civitas Resources Inc.	62,368	1,700
*	DXC Technology Co.	109,475	1,699
	PennyMac Financial Services Inc.	17,423	1,698
	Patrick Industries Inc.	22,035	1,696
*	Nuvalent Inc. Class A	22,099	1,696
	TriNet Group Inc.	21,642	1,695
*	Envista Holdings Corp.	105,305	1,693
*	Scholar Rock Holding Corp.	51,218	1,686
	TEGNA Inc.	103,507	1,680
	California Water Service Group	32,955	1,669
	SM Energy Co.	73,230	1,669
*	Viavi Solutions Inc.	157,481	1,666
*	IAC Inc.	47,633	1,664
	Apple Hospitality REIT Inc.	140,842	1,658
	Progress Software Corp.	27,658	1,658
	Acadia Realty Trust	86,400	1,650
	News Corp. Class B	52,508	1,650
	Harley-Davidson Inc.	73,291	1,643
	Warrior Met Coal Inc.	34,365	1,643
	Community Financial System Inc.	30,068	1,641
	Signet Jewelers Ltd.	27,678	1,641
	Nomad Foods Ltd.	81,833	1,636
	Academy Sports & Outdoors Inc.	43,334	1,633
*	Resideo Technologies Inc.	96,835	1,625
*	Sportradar Group AG Class A	70,256	1,624
	AZZ Inc.	18,613	1,615
*,1	Lucid Group Inc.	642,433	1,613
*	CoreCivic Inc.	71,217	1,612
	California Resources Corp.	46,685	1,611
	Olin Corp.	74,372	1,608
	Nordstrom Inc.	66,583	1,607
*	YETI Holdings Inc.	55,804	1,593
*	Mercury Systems Inc.	31,849	1,592
*	ZoomInfo Technologies Inc.	185,752	1,590
*	Life Time Group Holdings Inc.	51,771	1,587
*,1	Freedom Holding Corp.	11,104	1,586
	Independent Bank Corp. (XNGS)	26,793	1,583
	Cheesecake Factory Inc.	31,290	1,576
	WesBanco Inc.	52,862	1,574
	Ashland Inc.	28,923	1,573
*	PROCEPT BioRobotics Corp.	29,040	1,568
	Insperity Inc.	24,074	1,565
*	Alarm.com Holdings Inc.	29,147	1,562
	McGrath RentCorp.	14,606	1,558
*	Hilton Grand Vacations Inc.	46,223	1,554
*	C3.ai Inc. Class A	70,447	1,551
*	Calix Inc.	37,833	1,548
	EVERTEC Inc.	45,423	1,542
	BankUnited Inc.	47,042	1,539

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Concentrix Corp.	30,034	1,534
*	Zeta Global Holdings Corp. Class A	117,291	1,532
	Four Corners Property Trust Inc.	54,742	1,530
*	Semtech Corp.	48,852	1,527
*	Laureate Education Inc.	75,816	1,522
	Northern Oil & Gas Inc.	62,643	1,522
	Bread Financial Holdings Inc.	32,005	1,519
*	Blackbaud Inc.	25,030	1,515
*	RXO Inc.	107,492	1,515
*	Liberty Broadband Corp. Class A	16,944	1,509
*	Penn Entertainment Inc.	99,029	1,507
	Cogent Communications Holdings Inc.	27,697	1,505
	Terex Corp.	42,688	1,503
*,1	Cleanspark Inc.	183,893	1,502
*	Cargurus Inc.	53,606	1,499
*	Peloton Interactive Inc. Class A	217,144	1,496
	First Merchants Corp.	41,823	1,491
*	Riot Platforms Inc.	204,703	1,482
	Victory Capital Holdings Inc. Class A	25,867	1,482
*	Allegro MicroSystems Inc.	77,690	1,482
	Pilgrim's Pride Corp.	26,980	1,473
	BOK Financial Corp.	15,734	1,466
*	Privia Health Group Inc.	62,371	1,464
*,1	Summit Therapeutics Inc. (XNMS)	60,446	1,458
*	Synaptics Inc.	25,795	1,436
	Huntsman Corp.	107,806	1,435
	Simmons First National Corp. Class A	76,861	1,434
	Walker & Dunlop Inc.	18,696	1,431
	Vishay Intertechnology Inc.	110,099	1,430
*	Veracyte Inc.	46,864	1,429
*	Twist Bioscience Corp.	37,256	1,428
*	U-Haul Holding Co. (XNYS)	23,216	1,425
	Alight Inc. Class A	278,402	1,423
	Douglas Emmett Inc.	102,561	1,418
*	Acadia Healthcare Co. Inc.	60,508	1,416
	Scotts Miracle-Gro Co.	28,021	1,412
	Wendy's Co.	112,121	1,402
	Clear Secure Inc. Class A	56,797	1,402
*	O-I Glass Inc.	110,367	1,397
*	Huron Consulting Group Inc.	10,335	1,393
*	Boston Beer Co. Inc. Class A	5,658	1,391
	BancFirst Corp.	11,786	1,389
	Outfront Media Inc.	91,726	1,388
	Curbline Properties Corp.	60,329	1,381
	Crane NXT Co.	29,396	1,379
*	Impinj Inc.	14,951	1,377
*	Cushman & Wakefield plc	146,568	1,373
*	Birkenstock Holding plc	26,480	1,362
	Red Rock Resorts Inc. Class A	31,867	1,361
*	ASGN Inc.	26,941	1,357
*	LivaNova plc	36,649	1,356
*	Trump Media & Technology Group Corp.	55,200	1,355
	Atkore Inc.	21,192	1,354
*	FormFactor Inc.	48,077	1,353
*	Ambarella Inc.	28,203	1,353
*	Apellis Pharmaceuticals Inc.	70,338	1,351
	Innospec Inc.	15,097	1,351
*	Teradata Corp.	62,786	1,350
	Columbia Sportswear Co.	21,698	1,349
	Premier Inc. Class A	66,142	1,346
*	Atlanta Braves Holdings Inc. Class C	33,554	1,337
*	RingCentral Inc. Class A	52,360	1,335
	Urban Edge Properties	73,703	1,332
*	Braze Inc. Class A	42,691	1,329
*	Amicus Therapeutics Inc.	172,932	1,328
	Artisan Partners Asset Management Inc. Class A	35,727	1,321
	Enerpac Tool Group Corp.	32,660	1,318
*	Everus Construction Group Inc.	32,747	1,318
*	Visteon Corp.	16,609	1,315
	Albany International Corp. Class A	19,959	1,313

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Patterson-UTI Energy Inc.	232,647	1,312
	City Holding Co.	11,294	1,309
*	Denali Therapeutics Inc.	78,416	1,306
*	Yelp Inc.	37,124	1,302
*	Valaris Ltd.	40,251	1,301
*	Enovis Corp.	37,608	1,301
*	NCR Atleos Corp.	46,613	1,301
	Pacific Premier Bancorp Inc.	63,867	1,299
*	Howard Hughes Holdings Inc.	19,469	1,295
	Helmerich & Payne Inc.	68,206	1,288
	Interparfums Inc.	11,785	1,287
*	Coty Inc. Class A	253,947	1,282
*	QuidelOrtho Corp.	46,098	1,281
*	Marqeta Inc. Class A	305,851	1,278
	Clearway Energy Inc. Class C	43,451	1,275
	Amkor Technology Inc.	72,944	1,273
*	Ligand Pharmaceuticals Inc.	11,552	1,269
	Park National Corp.	8,435	1,266
	Sylvamo Corp.	21,227	1,266
[1]	Arbor Realty Trust Inc.	109,701	1,265
	LCI Industries	16,348	1,260
	HNI Corp.	29,677	1,255
*	DoubleVerify Holdings Inc.	94,392	1,252
*	DigitalOcean Holdings Inc.	40,452	1,250
	Advance Auto Parts Inc.	38,148	1,248
	Marriott Vacations Worldwide Corp.	22,631	1,240
*	Biohaven Ltd.	56,055	1,240
	ManpowerGroup Inc.	28,690	1,236
*	nCino Inc.	53,256	1,236
	Cohen & Steers Inc.	16,089	1,228
*	Five9 Inc.	48,798	1,227
	Newell Brands Inc.	256,360	1,225
*	Gibraltar Industries Inc.	23,108	1,224
	J & J Snack Foods Corp.	9,441	1,223
	American Eagle Outfitters Inc.	116,094	1,222
	LXP Industrial Trust	154,925	1,222
	Trinity Industries Inc.	48,636	1,221
*	TTM Technologies Inc.	60,930	1,220
	First Interstate BancSystem Inc. Class A	46,225	1,211
*	Novocure Ltd.	66,578	1,208
*	AAR Corp.	22,587	1,207
*	OPENLANE Inc.	64,580	1,195
*	Hawaiian Electric Industries Inc.	113,629	1,193
	Provident Financial Services Inc.	72,853	1,193
*	Extreme Networks Inc.	90,357	1,189
*	Payoneer Global Inc.	168,908	1,187
	Park Hotels & Resorts Inc.	119,199	1,185
*	Progyny Inc.	51,889	1,185
	Seacoast Banking Corp. of Florida	49,520	1,174
	MFA Financial Inc.	119,488	1,173
*	Hayward Holdings Inc.	87,813	1,171
	Spectrum Brands Holdings Inc.	18,469	1,165
*	Agilysys Inc.	15,623	1,162
*	Agios Pharmaceuticals Inc.	39,017	1,158
*	Tidewater Inc.	31,886	1,154
	Dana Inc.	83,803	1,151
	Select Medical Holdings Corp.	63,110	1,151
*	BioCryst Pharmaceuticals Inc.	129,392	1,145
	NBT Bancorp Inc.	26,963	1,142
	Banner Corp.	18,562	1,135
*	Capri Holdings Ltd.	75,476	1,135
	Strategic Education Inc.	13,879	1,132
*	Green Brick Partners Inc.	19,127	1,128
*	Beam Therapeutics Inc.	56,409	1,124
	Stock Yards Bancorp Inc.	15,398	1,121
	Hub Group Inc. Class A	35,462	1,120
*	Alkami Technology Inc.	41,859	1,117
	Chemours Co.	89,946	1,114
	Energizer Holdings Inc.	41,068	1,110
	Steven Madden Ltd.	52,858	1,110

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Liberty Energy Inc.	95,925	1,103
	Polaris Inc.	32,441	1,102
*	Alignment Healthcare Inc.	62,107	1,101
*	Oceaneering International Inc.	61,963	1,100
*	Comstock Resources Inc.	60,157	1,099
*	ACADIA Pharmaceuticals Inc.	74,921	1,094
	Tecnoglass Inc.	15,354	1,094
*	Diodes Inc.	28,457	1,093
	International Game Technology plc	66,417	1,089
	CSG Systems International Inc.	18,080	1,087
	Bank of NT Butterfield & Son Ltd.	27,051	1,087
*	PagSeguro Digital Ltd. Class A	108,222	1,085
	Acushnet Holdings Corp.	16,284	1,078
	Sunstone Hotel Investors Inc.	128,281	1,070
*	Upwork Inc.	81,167	1,067
*	Certara Inc.	76,850	1,065
*	DNOW Inc.	66,829	1,061
*	IES Holdings Inc.	5,390	1,060
	Materion Corp.	12,773	1,060
	PBF Energy Inc. Class A	61,563	1,058
*	Supernus Pharmaceuticals Inc.	32,557	1,057
*	Axcelis Technologies Inc.	21,474	1,052
*	Grocery Outlet Holding Corp.	62,395	1,048
*	Sotera Health Co.	91,070	1,047
*	Clarivate plc	242,192	1,044
	Minerals Technologies Inc.	20,186	1,041
*	Amer Sports Inc.	42,639	1,034
*	Transocean Ltd. (XNYS)	482,958	1,029
	Scorpio Tankers Inc.	27,218	1,026
*	American Airlines Group Inc.	102,968	1,025
	Northwest Natural Holding Co.	23,657	1,020
	Phinia Inc.	25,363	1,018
	Kulicke & Soffa Industries Inc.	31,492	1,015
*	Hanesbrands Inc.	220,341	1,011
*	Surgery Partners Inc.	46,048	1,011
[1]	Star Bulk Carriers Corp.	68,611	1,011
	Two Harbors Investment Corp.	85,165	1,011
*	Avis Budget Group Inc.	10,897	1,009
	Worthington Enterprises Inc.	19,926	1,009
*	Sunrun Inc.	144,994	999
*	Rapid7 Inc.	42,068	994
	CONMED Corp.	20,172	991
*	LiveRamp Holdings Inc.	37,843	990
*	Liberty Media Corp.-Liberty Live Class A	14,069	985
*	Arrowhead Pharmaceuticals Inc.	70,797	983
*	Lemonade Inc.	33,612	982
[1]	ZIM Integrated Shipping Services Ltd.	63,502	975
	La-Z-Boy Inc.	24,602	972
	SJW Group	17,125	972
	Edgewell Personal Care Co.	31,788	971
*	IPG Photonics Corp.	16,159	968
	Quaker Chemical Corp.	9,135	968
	John Wiley & Sons Inc. Class A	22,173	968
	Horace Mann Educators Corp.	23,238	965
*	Magnite Inc.	81,097	964
	DiamondRock Hospitality Co.	131,248	963
	Mercury General Corp.	17,372	963
	St. Joe Co.	22,731	962
*	SiriusPoint Ltd.	56,988	957
	Standex International Corp.	6,750	955
*	Kymera Therapeutics Inc.	27,710	950
	Peabody Energy Corp.	76,048	938
*,1	Recursion Pharmaceuticals Inc. Class A	167,647	937
*	Informatica Inc. Class A	49,372	930
	Kennametal Inc.	47,559	926
	Westamerica BanCorp	19,083	924
	First Commonwealth Financial Corp.	60,090	921
	Hillenbrand Inc.	45,481	920
*	Alaska Air Group Inc.	20,646	914
	Universal Corp.	15,649	912

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Victoria's Secret & Co.	48,362	909
*	United Parks & Resorts Inc.	20,717	904
	Apollo Commercial Real Estate Finance Inc.	96,351	903
*	Core Scientific Inc.	111,311	902
	ArcBest Corp.	15,400	901
	Innovative Industrial Properties Inc.	16,564	900
*	Omnicell Inc.	28,785	900
	Cable One Inc.	3,363	899
*	Masterbrand Inc.	73,725	896
	Century Communities Inc.	16,405	895
*	Schrodinger Inc.	34,695	889
*	Constellium SE	87,730	887
*	TripAdvisor Inc.	71,002	884
*	AtriCure Inc.	29,500	882
*	Liberty Media Corp.-Liberty Formula One Class A	10,897	878
*	Central Garden & Pet Co. Class A	29,630	876
	Werner Enterprises Inc.	35,263	870
*	NetScout Systems Inc.	40,951	861
*	Alpha Metallurgical Resources Inc.	7,082	859
	Nelnet Inc. Class A	8,072	856
*	Seadrill Ltd.	41,358	849
*	Under Armour Inc. Class C	155,939	848
	Greenbrier Cos. Inc.	19,966	847
	World Kinect Corp.	33,704	846
	Leggett & Platt Inc.	87,717	844
*	QuantumScape Corp.	215,589	843
*	Appian Corp. Class A	26,926	836
	Elme Communities	53,608	835
	LTC Properties Inc.	23,148	830
*	Harmony Biosciences Holdings Inc.	28,014	826
*	Knowles Corp.	52,304	823
*	Joby Aviation Inc.	130,403	822
	Newmark Group Inc. Class A	74,316	817
	Clearway Energy Inc. Class A	29,849	816
*	Trupanion Inc.	22,238	814
	Cannae Holdings Inc.	45,790	811
	Weis Markets Inc.	9,412	809
	Ubiquiti Inc.	2,473	807
	DigitalBridge Group Inc.	95,879	805
	Lindsay Corp.	6,230	804
	Global Net Lease Inc.	105,586	797
*	Phreesia Inc.	31,922	797
*	Asana Inc. Class A	49,397	797
	Tennant Co.	11,014	795
	Adeia Inc.	64,618	795
	Getty Realty Corp.	28,240	790
	United States Lime & Minerals Inc.	8,436	789
*	Ingevity Corp.	23,899	788
	Employers Holdings Inc.	16,198	787
	Veris Residential Inc.	50,610	785
	JBG SMITH Properties	56,021	783
	WK Kellogg Co.	43,548	781
	Northwest Bancshares Inc.	62,829	776
	Reynolds Consumer Products Inc.	33,742	776
*	PagerDuty Inc.	49,922	774
	Papa John's International Inc.	22,301	770
	Hope Bancorp Inc.	76,065	758
*	Ziff Davis Inc.	25,566	755
*	Madison Square Garden Entertainment Corp.	23,110	750
	PennyMac Mortgage Investment Trust	58,260	748
*	Integra LifeSciences Holdings Corp.	45,418	744
	Hilltop Holdings Inc.	24,955	737
	S&T Bancorp Inc.	20,199	736
	Upbound Group Inc.	36,857	733
*	NCR Voyix Corp.	85,250	731
*	AMC Entertainment Holdings Inc. Class A	271,232	724
*	Coursera Inc.	85,825	723
*	Evolent Health Inc. Class A	73,024	720
*	LGI Homes Inc.	13,177	720
*	Azenta Inc.	27,232	717

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Globalstar Inc.	37,184	715
	Apartment Investment & Management Co. Class A	90,237	714
*	Innoviva Inc.	38,167	713
	Fresh Del Monte Produce Inc.	20,959	713
	Dillard's Inc. Class A	2,055	712
	Pebblebrook Hotel Trust	78,434	710
*	Triumph Financial Inc.	13,229	707
	Safety Insurance Group Inc.	9,226	706
*	Teladoc Health Inc.	97,908	704
*	Rogers Corp.	11,329	700
	Vestis Corp.	79,191	694
*	Tandem Diabetes Care Inc.	41,133	693
	Xenia Hotels & Resorts Inc.	64,863	693
	Carter's Inc.	20,846	689
*	Sprout Social Inc. Class A	32,712	684
	PROG Holdings Inc.	25,911	683
*	Flywire Corp.	72,620	683
*	Inmode Ltd.	48,165	679
	Greif Inc. Class A	12,895	677
*,1	Enovix Corp.	100,978	677
*	Viasat Inc.	72,661	674
*	IMAX Corp.	27,661	673
	Virtus Investment Partners Inc.	4,348	668
*	MoonLake Immunotherapeutics	15,825	666
	Benchmark Electronics Inc.	20,340	662
*	Verint Systems Inc.	37,522	662
	MillerKnoll Inc.	40,252	660
	ARMOUR Residential REIT Inc.	40,054	660
*	Adient plc	51,904	657
	Buckle Inc.	18,855	655
*	Neogen Corp.	129,117	652
*	Iovance Biotherapeutics Inc.	181,007	650
	Kaiser Aluminum Corp.	9,992	644
	Schneider National Inc. Class B	29,984	644
*	Sonos Inc.	69,737	642
	SFL Corp. Ltd.	77,881	640
*	TreeHouse Foods Inc.	27,431	639
	Navient Corp.	51,355	636
	WisdomTree Inc.	72,856	634
	Ladder Capital Corp.	60,561	632
*	Driven Brands Holdings Inc.	37,898	626
	CTS Corp.	16,235	618
*	Jamf Holding Corp.	53,397	618
	Cracker Barrel Old Country Store Inc.	14,396	615
	National Beverage Corp.	13,663	607
	RLJ Lodging Trust	86,206	604
*	Foot Locker Inc.	49,177	603
	CNA Financial Corp.	12,477	601
	Alexander & Baldwin Inc.	34,669	596
	Chimera Investment Corp.	47,951	592
*	Vicor Corp.	14,734	588
*	Legalzoom.com Inc.	79,666	583
	Stepan Co.	11,384	576
*	Amphastar Pharmaceuticals Inc.	23,504	574
*	STAAR Surgical Co.	31,286	571
*	American Woodmark Corp.	9,636	569
	1st Source Corp.	9,494	569
*	Dyne Therapeutics Inc.	48,294	569
*	Sabre Corp.	239,106	567
*	Immunovant Inc.	35,131	567
*	Century Aluminum Co.	34,095	559
*	Encore Capital Group Inc.	16,130	555
*	G-III Apparel Group Ltd.	22,021	555
	Centerspace	9,201	555
*	AdaptHealth Corp.	64,605	550
	Empire State Realty Trust Inc. Class A	76,195	543
	TriMas Corp.	22,469	540
	Steelcase Inc. Class A	54,228	538
	Live Oak Bancshares Inc.	20,379	533
	Worthington Steel Inc.	20,788	533

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	10X Genomics Inc. Class A	63,436	525
*	Sally Beauty Holdings Inc.	63,979	521
*	Topgolf Callaway Brands Corp.	78,687	520
*	PROS Holdings Inc.	30,368	519
	Berkshire Hills Bancorp Inc.	20,730	515
*	Intellia Therapeutics Inc.	57,644	511
	Matson Inc.	4,666	509
	F&G Annuities & Life Inc.	14,592	508
*	Fox Factory Holding Corp.	24,917	506
	Winnebago Industries Inc.	15,851	504
*	NeoGenomics Inc.	78,582	503
*,1	Hertz Global Holdings Inc.	73,316	500
*	LifeStance Health Group Inc.	75,929	499
	Oxford Industries Inc.	10,257	498
*	Gentherm Inc.	19,104	497
*	Lions Gate Entertainment Corp. Class B	62,313	497
*	Under Armour Inc. Class A	86,291	494
	Helios Technologies Inc.	17,768	484
*	Lions Gate Entertainment Corp. Class A	54,177	481
	Lennar Corp. Class B	4,648	480
*	MaxLinear Inc.	47,923	479
	eXp World Holdings Inc.	51,497	472
*	Fiverr International Ltd.	18,434	469
	Safehold Inc.	29,718	468
	Apogee Enterprises Inc.	11,679	463
*	Fastly Inc. Class A	79,980	460
	Kennedy-Wilson Holdings Inc.	71,907	460
*,1	Plug Power Inc.	527,201	460
*,1	Dlocal Ltd.	51,770	458
*	Cimpress plc	10,793	454
	Delek US Holdings Inc.	34,551	450
	Republic Bancorp Inc. Class A	6,430	436
	CVR Energy Inc.	22,999	434
	Sempra Energy	5,597	433
*	Kosmos Energy Ltd.	277,808	428
*	Sphere Entertainment Co.	15,722	428
	American Assets Trust Inc.	22,751	426
	Deluxe Corp.	28,989	423
*	ScanSource Inc.	12,784	422
[1]	Kohl's Corp.	61,401	411
*	Dave & Buster's Entertainment Inc.	21,134	406
*	Xencor Inc.	36,732	405
	Bloomin' Brands Inc.	50,152	402
	Paramount Group Inc.	93,677	402
*	Myriad Genetics Inc.	52,975	393
*	Mister Car Wash Inc.	55,650	382
	Piedmont Office Realty Trust Inc. Class A	64,527	381
	Tronox Holdings plc	70,425	381
*	Helen of Troy Ltd.	13,390	373
*	Arvinas Inc.	38,058	366
	Marcus & Millichap Inc.	11,387	346
	TFS Financial Corp.	26,397	342
*	Fortrea Holdings Inc.	53,547	334
	New Fortress Energy Inc.	60,116	326
*	Rocket Pharmaceuticals Inc.	40,826	312
*	OPKO Health Inc.	220,125	304
*	Owens & Minor Inc.	42,932	303
*	PACS Group Inc.	30,811	297
*	N-able Inc.	40,920	289
*	Angi Inc.	25,012	287
	Ardagh Metal Packaging SA	76,458	284
*	Opendoor Technologies Inc.	371,662	282
	Xerox Holdings Corp.	62,127	274
*	Vir Biotechnology Inc.	44,740	274
*,1	Sigma Lithium Corp.	32,429	261
*,1	Tilray Brands Inc.	529,941	257
*	Liberty Latin America Ltd. Class A	46,654	253
	Ormat Technologies Inc.	3,442	250
*	Arcus Biosciences Inc.	28,112	246
*	Bumble Inc. Class A	58,280	246

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Alexander's Inc.	1,178	243
*	JetBlue Airways Corp.	52,977	231
*	Liberty Latin America Ltd. Class C	39,676	218
*	Columbia Financial Inc.	16,116	217
	Shutterstock Inc.	12,488	199
	Krispy Kreme Inc.	44,341	182
*	Atlanta Braves Holdings Inc. Class A	3,936	171
*	Fluence Energy Inc.	34,970	143
*	Liberty Global Ltd. Class A	8,832	97
*	Scilex Holding Co.	872	4
*,3	OmniAb Inc. 12.5 Earnout	2,716	—
*,3	OmniAb Inc. 15 Earnout	2,716	—
*,3	GCI Liberty Inc.	36,533	—
			34,736,088
Total Common Stocks (Cost $38,703,520)			56,024,012
Preferred Stocks (0.2%)
	Samsung Electronics Co. Ltd. Preference Shares	534,937	17,659
	Itau Unibanco Holding SA Preference Shares	2,785,651	17,464
	Petroleo Brasileiro SA Preference Shares	3,094,092	16,351
	Volkswagen AG Preference Shares	123,354	13,422
	Henkel AG & Co. KGaA Preference Shares	124,256	9,651
	Itausa SA Preference Shares	3,751,646	7,073
	Banco Bradesco SA Preference Shares	2,393,212	5,790
	Sartorius AG Preference Shares	16,247	4,218
	Bayerische Motoren Werke AG Preference Shares	37,408	3,019
	Hyundai Motor Co. Preference Shares (XKRX)	27,339	2,935
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	72,793	2,506
	Cia Energetica de Minas Gerais Preference Shares	963,664	1,859
	Gerdau SA Preference Shares	673,614	1,779
	FUCHS SE Preference Shares	33,354	1,672
	Cia Paranaense de Energia - Copel Preference Shares Class B	757,000	1,538
	Centrais Eletricas Brasileiras SA Preference Shares Class B	176,273	1,498
*	Telecom Italia SpA Preference Shares	2,809,135	1,249
*	Grifols SA Preference Shares Class B (XMAD)	168,492	1,194
	Hyundai Motor Co. Preference Shares	9,726	1,025
	Embotelladora Andina SA Preference Shares Class B	232,930	996
	Metalurgica Gerdau SA Preference Shares	519,700	770
	Isa Energia Brasil SA Preference Shares	168,342	712
	Sixt SE Preference Shares	9,946	662
	Bradespar SA Preference Shares	220,959	630
	LG Chem Ltd. Preference Shares	7,893	593
	Grupo De Inversiones Suramericana SA Preference Shares	54,467	486
	Hanwha Corp. Preference Shares	32,856	483
	Danieli & C Officine Meccaniche SpA Preference Shares	17,324	469
	Marcopolo SA Preference Shares	376,571	467
	Draegerwerk AG & Co. KGaA Preference Shares	6,481	442
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,043	406
	Daishin Securities Co. Ltd. Preference Shares	31,405	370
	Cia de Saneamento do Parana Preference Shares	328,900	352
[1]	Samsung SDI Co. Ltd. Preference Shares	3,951	294
	LG Electronics Inc. Preference Shares	11,659	291
	Banco Pan SA Preference Shares	204,700	274
	Amorepacific Corp. (XKRX) Preference Shares	10,116	269
	Unipar Carbocloro SA Preference Shares Class B	27,309	263
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	267,071	260
	LG H&H Co. Ltd. Preference Shares	2,662	242
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	235
	Randon SAImplementos E Participacoes Preference Shares	124,764	197
	Raizen SA Preference Shares	614,403	196
	Alpargatas SA Preference Shares	146,361	191
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	54,755	187
*	Braskem SA Preference Shares Class A	96,180	181
	Banco ABC Brasil SA Preference Shares	46,900	179
	Bancolombia SA Preference Shares	14,574	150
*	Azul SA Preference Shares	466,136	121
	Corem Property Group AB Preference Shares	4,687	108
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	69,600	89
	Taurus Armas SA Preference Shares	29,900	45

Total World Stock Index Fund
		Shares	Market Value• ($000)
	CJ CheilJedang Corp. Preference Shares	91	9
*,3	Mechel PJSC Preference Shares	45,248	—
Total Preferred Stocks (Cost $139,444)			123,521
Rights (0.0%)
*,1	Samsung SDI Co. Ltd. Exp. 5/22/2025	5,247	127
*,1,3	AHL Strom-Munksjo OYJ	4,033	82
*	Minerva SA Exp. 5/29/2025	89,004	30
*,1	Chabiotech Co. Ltd. Exp. 6/5/2025	7,299	18
*,1	EDP Renovaveis SA Exp. 5/7/2025	180,797	18
*	MBK PCL Exp. 5/16/2025	20,115	—
Total Rights (Cost $125)			275
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/30	12,600	13
*	VGI PCL Exp. 9/3/25	313,032	7
*	Top Glove Corp. Bhd. Exp. 2/9/2030	57,822	3
*	VGI PCL Exp. 5/23/27 (XBKK)	722,382	1
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	95,161	1
*	BTS Group Holdings PCL Exp. 11/20/26	44,400	—
*	Energy Absolute PCL Exp. 2/13/2028	61,893	—
*,3	Constellation Software Inc. Exp. 3/31/40	10,339	—
Total Warrants (Cost $—)			25
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.350% (Cost $643,419)	6,435,090	643,445
Total Investments (100.2%) (Cost $39,486,508)			56,791,278
Other Assets and Liabilities—Net (-0.2%)			(123,376)
Net Assets (100%)			56,667,902
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $242,662.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $632,456, representing 1.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $258,413 was received for securities on loan, of which $258,348 is held in Vanguard Market Liquidity Fund and $65 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	389	38,313	201
E-mini S&P 500 Index	June 2025	1,061	296,390	5,641
MSCI EAFE Index	June 2025	1,042	129,974	4,972
MSCI Emerging Markets Index	June 2025	1,125	62,438	1,546
S&P TSX 60 Index	June 2025	78	16,917	394
				12,754

Total World Stock Index Fund
Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	6/18/25	CAD	4,787	USD	3,319	162	—
Citibank, N.A.	6/18/25	INR	1,509,790	USD	17,203	575	—
Toronto-Dominion Bank	6/18/25	INR	1,191,228	USD	13,592	435	—
Bank of America, N.A.	6/18/25	INR	1,028,366	USD	11,740	370	—
BNP Paribas	6/18/25	USD	2,813	AUD	4,470	—	(51)
State Street Bank & Trust Co.	6/18/25	USD	2,858	BRL	17,025	—	(106)
BNP Paribas	6/18/25	USD	14,000	CHF	12,172	—	(838)
UBS AG	6/18/25	USD	3,585	DKK	24,524	—	(150)
State Street Bank & Trust Co.	6/18/25	USD	5,955	EUR	5,441	—	(228)
State Street Bank & Trust Co.	6/18/25	USD	3,974	GBP	3,070	—	(117)
Standard Chartered Bank	6/18/25	USD	3,390	HKD	26,298	—	(3)
Citibank, N.A.	6/18/25	USD	21,502	JPY	3,070,470	—	(92)
State Street Bank & Trust Co.	6/18/25	USD	16,627	JPY	2,433,213	—	(485)
Bank of America, N.A.	6/18/25	USD	6,377	KRW	9,229,921	—	(123)
Citibank, N.A.	6/18/25	USD	2,645	TWD	86,328	—	(72)
						1,542	(2,265)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $320 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $38,843,089)	56,147,833
Affiliated Issuers (Cost $643,419)	643,445
Total Investments in Securities	56,791,278
Investment in Vanguard	1,480
Cash	65
Cash Collateral Pledged—Futures Contracts	34,297
Cash Collateral Pledged—Forward Currency Contracts	2,270
Foreign Currency, at Value (Cost $50,977)	50,170
Receivables for Investment Securities Sold	51,146
Receivables for Accrued Income	107,043
Receivables for Capital Shares Issued	21,058
Unrealized Appreciation—Forward Currency Contracts	1,542
Total Assets	57,060,349
Liabilities
Due to Custodian	49,208
Payables for Investment Securities Purchased	12,468
Collateral for Securities on Loan	258,413
Payables for Capital Shares Redeemed	7,528
Payables to Vanguard	1,716
Variation Margin Payable—Futures Contracts	243
Unrealized Depreciation—Forward Currency Contracts	2,265
Deferred Foreign Capital Gains Taxes	60,606
Total Liabilities	392,447
Net Assets	56,667,902
1 Includes $242,662 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	40,700,374
Total Distributable Earnings (Loss)	15,967,528
Net Assets	56,667,902

ETF Shares—Net Assets
Applicable to 370,179,900 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,207,852
Net Asset Value Per Share—ETF Shares	$116.72

Admiral™ Shares—Net Assets
Applicable to 206,362,721 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,533,180
Net Asset Value Per Share—Admiral Shares	$41.35

Institutional Shares—Net Assets
Applicable to 20,668,561 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,926,870
Net Asset Value Per Share—Institutional Shares	$238.38

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	495,952
Interest[2]	8,734
Securities Lending—Net	2,504
Total Income	507,190
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,695
Management and Administrative—ETF Shares	9,662
Management and Administrative—Admiral Shares	3,011
Management and Administrative—Institutional Shares	1,482
Marketing and Distribution—ETF Shares	933
Marketing and Distribution—Admiral Shares	301
Marketing and Distribution—Institutional Shares	106
Custodian Fees	1,030
Shareholders’ Reports and Proxy Fees—ETF Shares	641
Shareholders’ Reports and Proxy Fees—Admiral Shares	61
Shareholders’ Reports and Proxy Fees—Institutional Shares	16
Trustees’ Fees and Expenses	14
Other Expenses	194
Total Expenses	19,146
Net Investment Income	488,044
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	313,937
Futures Contracts	(28,255)
Forward Currency Contracts	2,573
Foreign Currencies	(2,407)
Realized Net Gain (Loss)	285,848
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	(298,305)
Futures Contracts	14,952
Forward Currency Contracts	(3,420)
Foreign Currencies	5,588
Change in Unrealized Appreciation (Depreciation)	(281,185)
Net Increase (Decrease) in Net Assets Resulting from Operations	492,707
1	Dividends are net of foreign withholding taxes of $30,826.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,997, ($13), and ($22), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $1,462.
4	Includes $469,451 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($7,972).

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	488,044	899,116
Realized Net Gain (Loss)	285,848	(193,971)
Change in Unrealized Appreciation (Depreciation)	(281,185)	11,472,499
Net Increase (Decrease) in Net Assets Resulting from Operations	492,707	12,177,644
Distributions
ETF Shares	(445,288)	(716,398)
Admiral Shares	(82,186)	(136,971)
Institutional Shares	(51,908)	(96,119)
Total Distributions	(579,382)	(949,488)
Capital Share Transactions
ETF Shares	3,144,829	4,356,396
Admiral Shares	916,497	518,911
Institutional Shares	1,027	(197,520)
Net Increase (Decrease) from Capital Share Transactions	4,062,353	4,677,787
Total Increase (Decrease)	3,975,678	15,905,943
Net Assets
Beginning of Period	52,692,224	36,786,281
End of Period	56,667,902	52,692,224

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$117.01	$90.39	$83.80	$106.94	$78.87	$76.83
Investment Operations
Net Investment Income[1]	1.057	2.089	1.998	2.010	1.838	1.556
Net Realized and Unrealized Gain (Loss) on Investments	(.084)	26.748	6.571	(23.107)	27.954	2.078
Total from Investment Operations	.973	28.837	8.569	(21.097)	29.792	3.634
Distributions
Dividends from Net Investment Income	(1.263)	(2.217)	(1.979)	(2.043)	(1.722)	(1.594)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.263)	(2.217)	(1.979)	(2.043)	(1.722)	(1.594)
Net Asset Value, End of Period	$116.72	$117.01	$90.39	$83.80	$106.94	$78.87
Total Return	0.82%	32.12%	10.22%	-19.91%	37.99%	4.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,208	$40,158	$27,389	$22,483	$25,166	$14,070
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%[2]	0.07%[2]	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.80%	1.91%	2.16%	2.12%	1.84%	2.03%
Portfolio Turnover Rate[3]	1%	3%	4%	4%	6%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$41.45	$32.02	$29.69	$37.89	$27.94	$27.22
Investment Operations
Net Investment Income[1]	.369	.728	.699	.701	.644	.547
Net Realized and Unrealized Gain (Loss) on Investments	(.028)	9.476	2.322	(8.188)	9.908	.732
Total from Investment Operations	.341	10.204	3.021	(7.487)	10.552	1.279
Distributions
Dividends from Net Investment Income	(.441)	(.774)	(.691)	(.713)	(.602)	(.559)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.441)	(.774)	(.691)	(.713)	(.602)	(.559)
Net Asset Value, End of Period	$41.35	$41.45	$32.02	$29.69	$37.89	$27.94
Total Return[2]	0.81%	32.09%	10.16%	-19.93%	37.98%	4.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,533	$7,603	$5,432	$4,624	$5,149	$2,842
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.88%	2.13%	2.09%	1.82%	2.02%
Portfolio Turnover Rate[4]	1%	3%	4%	4%	6%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$238.96	$184.60	$171.14	$218.40	$161.08	$156.89
Investment Operations
Net Investment Income[1]	2.140	4.239	4.053	4.097	3.694	3.176
Net Realized and Unrealized Gain (Loss) on Investments	(.156)	54.626	13.428	(47.209)	57.129	4.265
Total from Investment Operations	1.984	58.865	17.481	(43.112)	60.823	7.441
Distributions
Dividends from Net Investment Income	(2.564)	(4.505)	(4.021)	(4.148)	(3.503)	(3.251)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.564)	(4.505)	(4.021)	(4.148)	(3.503)	(3.251)
Net Asset Value, End of Period	$238.38	$238.96	$184.60	$171.14	$218.40	$161.08
Total Return	0.82%	32.11%	10.20%	-19.91%	37.97%	4.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,927	$4,931	$3,965	$4,134	$3,883	$3,107
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.90%	2.15%	2.14%	1.83%	2.03%
Portfolio Turnover Rate[3]	1%	3%	4%	4%	6%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Notes to Financial Statements
Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Total World Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $1,480,000, representing less than 0.01% of the fund’s net assets and 0.59% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Total World Stock Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	36,692,374	7,315	—	36,699,689
Common Stocks—Other	148,728	19,167,351	8,244	19,324,323
Preferred Stocks	62,652	60,869	—	123,521
Rights	145	48	82	275
Warrants	12	—	13	25
Temporary Cash Investments	643,445	—	—	643,445
Total	37,547,356	19,235,583	8,339	56,791,278
Derivative Financial Instruments
Assets
Futures Contracts[1]	12,754	—	—	12,754
Forward Currency Contracts	—	1,542	—	1,542
Total	12,754	1,542	—	14,296
Liabilities
Forward Currency Contracts	—	(2,265)	—	(2,265)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	12,754	—	12,754
Unrealized Appreciation—Forward Currency Contracts	—	1,542	1,542
Total Assets	12,754	1,542	14,296

Unrealized Depreciation—Forward Currency Contracts	—	(2,265)	(2,265)
Total Liabilities	—	(2,265)	(2,265)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(28,255)	—	(28,255)
Forward Currency Contracts	—	2,573	2,573
Realized Net Gain (Loss) on Derivatives	(28,255)	2,573	(25,682)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	14,952	—	14,952
Forward Currency Contracts	—	(3,420)	(3,420)
Change in Unrealized Appreciation (Depreciation) on Derivatives	14,952	(3,420)	11,532

Total World Stock Index Fund
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,792,158
Gross Unrealized Appreciation	19,861,690
Gross Unrealized Depreciation	(2,850,539)
Net Unrealized Appreciation (Depreciation)	17,011,151
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $1,454,359,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $2,104,259,000 of investment securities and sold $713,095,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,072,929,000 and $672,163,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $135,034,000 and sales were $80,461,000, resulting in net realized loss of $21,195,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	3,870,973	32,970	4,356,396	40,207
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(726,144)	(6,000)	—	—
Net Increase (Decrease)—ETF Shares	3,144,829	26,970	4,356,396	40,207
Admiral Shares
Issued	2,128,991	52,721	1,670,780	43,634
Issued in Lieu of Cash Distributions	70,781	1,695	118,126	3,081
Redeemed	(1,283,275)	(31,478)	(1,269,995)	(32,931)
Net Increase (Decrease)—Admiral Shares	916,497	22,938	518,911	13,784
Institutional Shares
Issued	491,922	2,075	1,029,970	4,669
Issued in Lieu of Cash Distributions	48,121	200	88,323	400
Redeemed	(539,016)	(2,242)	(1,315,813)	(5,910)
Net Increase (Decrease)—Institutional Shares	1,027	33	(197,520)	(841)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s

Total World Stock Index Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6282 062025

Financial Statements
For the six-months ended April 30, 2025
Vanguard Global ex-U.S. Real Estate Index Fund

Contents
Financial Statements	1

Global ex-U.S. Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.2%)
Australia (11.1%)
	Goodman Group	7,507,129	143,715
	Scentre Group	19,224,469	44,538
	Stockland	8,824,306	31,011
	Vicinity Ltd.	14,298,381	21,624
	Mirvac Group	14,594,151	21,288
	GPT Group	7,084,427	21,001
	Dexus	3,978,742	19,152
	Charter Hall Group	1,748,927	18,909
	Lendlease Corp. Ltd.	2,431,151	8,192
	National Storage REIT	5,113,285	7,519
	Region RE Ltd.	4,306,703	6,383
	Charter Hall Long Wale REIT	2,414,128	5,931
	HomeCo Daily Needs REIT	6,642,453	5,207
	Ingenia Communities Group	1,381,437	4,901
	BWP Trust	2,048,920	4,698
	Charter Hall Retail REIT	1,911,618	4,566
	Waypoint REIT Ltd.	2,487,449	4,074
	Centuria Industrial REIT	1,973,569	3,717
	Arena REIT	1,475,686	3,514
	Centuria Capital Group	3,069,872	3,093
	Charter Hall Social Infrastructure REIT	1,269,475	2,378
	Lifestyle Communities Ltd.	418,530	1,912
	Abacus Storage King	1,970,181	1,863
	Rural Funds Trust	1,429,747	1,620
	Growthpoint Properties Australia Ltd.	994,030	1,475
	Dexus Industria REIT	783,435	1,304
	Cromwell Property Group	5,078,595	1,219
	Abacus Group	1,635,650	1,194
	Centuria Office REIT	1,486,700	1,168
	HealthCo REIT	1,599,552	862
			398,028
Austria (0.2%)
[1]	CA Immobilien Anlagen AG	157,733	4,270
*,1	CPI Europe AG	128,489	2,542
			6,812
Belgium (1.9%)
*,1	Warehouses De Pauw CVA	658,648	16,823
[2]	Aedifica SA	175,708	14,086
[2]	Cofinimmo SA	141,016	11,276
	Montea NV	76,933	5,586
[1]	Shurgard Self Storage Ltd. (XBRU)	112,646	4,674
	VGP NV	49,406	4,571
	Xior Student Housing NV	135,417	4,392
	Retail Estates NV	46,859	3,436
	Care Property Invest NV	137,586	2,092
			66,936
Brazil (0.2%)
	Allos SA	652,560	2,444
	Iguatemi SA (BVMF)	456,077	1,651
	JHSF Participacoes SA	1,130,493	1,022
	Multiplan Empreendimentos Imobiliarios SA	212,798	965
	Moura Dubeux Engenharia SA	173,076	502
	Lavvi Empreendimentos Imobiliarios SA	264,781	487
	LOG Commercial Properties e Participacoes SA	127,527	472
	SYN prop e tech SA	241,200	215
			7,758
1

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Canada (2.0%)
	Canadian Apartment Properties REIT	290,241	8,863
[1]	RioCan REIT	536,084	6,696
[1]	Choice Properties REIT	591,899	6,268
[1]	Granite REIT	112,680	5,169
[1]	SmartCentres REIT	261,097	4,828
	First Capital REIT	383,428	4,750
	Boardwalk REIT	88,617	4,179
	Dream Industrial REIT	504,181	3,877
	H&R REIT	474,298	3,375
[1]	Killam Apartment REIT	217,259	2,745
[1]	Allied Properties REIT	232,471	2,587
	StorageVault Canada Inc.	845,162	2,311
[1]	InterRent REIT	265,722	2,176
[1]	CT REIT	198,335	2,136
[1]	Crombie REIT	198,045	2,096
	Primaris REIT	188,153	1,963
[1]	NorthWest Healthcare Properties REIT	452,933	1,616
	DREAM Unlimited Corp. Class A	78,421	1,081
	Slate Grocery REIT Class U	105,381	1,063
[1]	Artis REIT	182,033	955
[1]	Morguard North American Residential REIT	64,747	785
[1,3]	Minto Apartment REIT	71,828	701
[1]	Nexus Industrial REIT	130,004	632
[1]	Dream Office REIT	31,764	353
			71,205
Chile (0.3%)
	Parque Arauco SA	2,440,191	5,618
	Cencosud Shopping SA	1,766,962	3,732
	Plaza SA	1,218,278	2,863
			12,213
China (5.0%)
	China Resources Land Ltd.	10,550,446	35,498
	China Overseas Land & Investment Ltd.	13,768,210	24,427
[3]	China Resources Mixc Lifestyle Services Ltd.	2,196,600	10,523
[3]	Longfor Group Holdings Ltd.	7,142,508	9,554
	Country Garden Services Holdings Co. Ltd.	7,759,000	6,927
*,1	China Vanke Co. Ltd. Class H	8,137,483	5,578
*,1	Sunac China Holdings Ltd.	24,727,000	4,744
	Greentown China Holdings Ltd.	3,650,314	4,658
	C&D International Investment Group Ltd.	2,086,000	4,363
	Yuexiu Property Co. Ltd.	5,517,982	3,330
	China Jinmao Holdings Group Ltd.	19,979,054	2,956
	Onewo Inc. Class H	1,022,900	2,823
	Greentown Service Group Co. Ltd.	4,936,000	2,814
*	Seazen Group Ltd.	9,478,666	2,384
[1]	Shoucheng Holdings Ltd.	10,860,000	2,226
	Poly Property Services Co. Ltd. Class H	506,200	2,010
*,3	Evergrande Property Services Group Ltd.	18,946,000	1,809
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	4,001,578	1,758
*	Hainan Airport Infrastructure Co. Ltd. Class A	3,436,561	1,660
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	451,805	1,628
*	Hopson Development Holdings Ltd.	3,877,289	1,451
	Youngor Group Co. Ltd. Class A	1,377,787	1,422
	Poly Property Group Co. Ltd.	7,224,048	1,365
	China Overseas Grand Oceans Group Ltd.	6,100,079	1,351
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	917,084	1,310
[3]	Sunac Services Holdings Ltd.	5,344,000	1,265
*	Seazen Holdings Co. Ltd. Class A	657,278	1,226
	Shui On Land Ltd.	13,148,038	1,118
	Poly Developments & Holdings Group Co. Ltd. Class A	939,722	1,082
[3]	A-Living Smart City Services Co. Ltd.	2,695,500	1,044
*,1	Radiance Holdings Group Co. Ltd.	2,366,000	916
*	Quzhou Xin'an Development Co. Ltd. Class A	2,471,282	915
	Shenzhen Investment Ltd.	8,870,201	902
	Shanghai Lingang Holdings Corp. Ltd. Class A	691,400	866
	Yuexiu REIT	9,158,970	860
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	681,699	859
*	Greenland Holdings Corp. Ltd. Class A	3,586,410	854
2

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,038,648	814
	Ever Sunshine Services Group Ltd.	3,204,000	781
*,1	Guangzhou R&F Properties Co. Ltd. Class H	5,892,613	778
	Gemdale Corp. Class A	1,315,531	777
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	2,341,721	762
*	China Vanke Co. Ltd. Class A	768,509	721
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	586,563	710
	Chengdu Hi-tech Development Co. Ltd. Class A	105,660	678
	China Enterprise Co. Ltd. Class A	1,561,359	600
*,1	CIFI Holdings Group Co. Ltd.	20,740,000	596
	Gemdale Properties & Investment Corp. Ltd.	18,796,000	590
	Huafa Industrial Co. Ltd. Zhuhai Class A	811,311	569
*,1	Logan Group Co. Ltd.	5,086,984	555
	China World Trade Center Co. Ltd. Class A	178,974	537
	Yuexiu Services Group Ltd.	1,441,500	535
	China Merchants Property Operation & Service Co. Ltd. Class A	327,735	532
	Shanghai Wanye Enterprises Co. Ltd. Class A	267,586	532
	C&D Property Management Group Co. Ltd.	1,596,000	521
*,1	Shimao Group Holdings Ltd.	4,989,000	516
*	Zhuhai Zhumian Group Co. Ltd.	570,266	515
*	Jinke Smart Services Group Co. Ltd. Class H	560,300	512
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	228,855	510
*	SOHO China Ltd.	7,050,045	490
	Joy City Property Ltd.	18,177,500	488
	Nanjing Gaoke Co. Ltd. Class A	490,625	488
*	Agile Group Holdings Ltd.	7,924,159	462
*	Vantone Neo Development Group Co. Ltd. Class A	593,855	454
	Shanghai SMI Holding Co. Ltd. Class A	727,720	447
*	Cinda Real Estate Co. Ltd. Class A	734,722	429
*	Red Star Macalline Group Corp. Ltd. Class A	1,022,662	416
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	602,930	393
*	China Fortune Land Development Co. Ltd. Class A	1,172,610	385
*	Shenzhen Zhenye Group Co. Ltd. Class A	418,300	366
*,3	Red Star Macalline Group Corp. Ltd. Class H	2,122,636	366
*	Financial Street Holdings Co. Ltd. Class A	917,551	348
[2]	S-Enjoy Service Group Co. Ltd.	953,000	344
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	237,987	343
*	Grandjoy Holdings Group Co. Ltd. Class A	924,203	333
	China Sports Industry Group Co. Ltd. Class A	304,400	333
	Tibet Urban Development & Investment Co. Ltd. Class A	271,735	331
*,3	Shimao Services Holdings Ltd.	3,010,000	320
*	Jiangsu Dagang Co. Ltd. Class A	164,600	314
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd. ClassA	149,800	310
	Bright Real Estate Group Co. Ltd. Class A	657,700	296
	Greattown Holdings Ltd. Class A	672,671	294
	Shenzhen SEG Co. Ltd. Class A	258,880	291
	Lushang Freda Pharmaceutical Co. Ltd. Class A	284,470	291
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	768,024	272
	Hainan Expressway Co. Ltd. Class A	315,900	268
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	551,900	267
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	262,488	264
	Shunfa Hengneng Corp. Class A	698,320	264
	Suning Universal Co. Ltd. Class A	873,947	260
*,1	Sino-Ocean Group Holding Ltd.	10,936,829	253
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	340,600	248
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	401,700	243
*	RiseSun Real Estate Development Co. Ltd. Class A	1,255,088	241
*	Beijing Capital Development Co. Ltd. Class A	733,374	239
*	Macrolink Culturaltainment Development Co. Ltd. Class A	1,059,100	237
	Shanghai Industrial Development Co. Ltd. Class A	540,600	231
*	China South City Holdings Ltd.	14,838,111	230
	Hefei Urban Construction Development Co. Ltd. Class A	256,707	226
	Haining China Leather Market Co. Ltd. Class A	386,900	220
*	China Union Holdings Ltd. Class A	430,287	216
	Shenzhen Heungkong Holding Co. Ltd. Class A	915,600	205
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	358,100	200
	Shenzhen Properties & Resources Development Group Ltd. Class A	172,384	197
*,1	Powerlong Real Estate Holdings Ltd.	4,426,139	196
	China Wuyi Co. Ltd. Class A	510,178	188
*	Sanxiang Impression Co. Ltd. Class A	379,600	188
3

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Beijing North Star Co. Ltd. Class A	763,100	175
	Rongan Property Co. Ltd. Class A	677,126	174
	Guangdong Shirongzhaoye Co. Ltd. Class A	223,300	171
*,1	LVGEM China Real Estate Investment Co. Ltd.	3,710,000	119
*,2	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,369,822	106
*,2	Guangdong Highsun Group Co. Ltd. Class A	906,503	77
*,2	Yango Group Co. Ltd. Class A	1,591,019	—
			179,624
Egypt (0.1%)
	Talaat Moustafa Group	3,735,679	3,816
*	Palm Hills Developments SAE	3,658,410	484
	Madinet Masr For Housing & Development	5,107,406	467
	Heliopolis Housing	1,293,378	284
			5,051
Finland (0.3%)
*	Kojamo OYJ	675,247	7,860
	Citycon OYJ	338,519	1,359
			9,219
France (3.0%)
*	Unibail-Rodamco-Westfield	379,445	32,122
	Klepierre SA	815,019	29,832
	Gecina SA	192,703	19,783
	Covivio SA	198,193	11,114
*	Mercialys SA	325,927	4,363
*	Carmila SA	198,797	4,321
	ICADE	115,901	2,753
	Altarea SCA	18,716	2,163
*	Nexity SA	178,479	1,871
			108,322
Germany (4.4%)
	Vonovia SE	3,041,478	100,886
	LEG Immobilien SE (XETR)	275,304	23,337
*	TAG Immobilien AG	649,266	10,571
*	Aroundtown SA	3,231,719	9,655
	Deutsche Wohnen SE	191,913	4,877
*	Grand City Properties SA	254,470	3,037
*	Hamborner REIT AG	267,524	1,902
	PATRIZIA SE	134,882	1,131
	Deutsche EuroShop AG	41,462	910
*,1	BRANICKS Group AG	157,829	342
			156,648
Greece (0.1%)
*	LAMDA Development SA	297,031	2,235
*	Dimand SA	32,190	308
			2,543
Hong Kong (6.8%)
	Sun Hung Kai Properties Ltd.	5,570,941	52,848
	Link REIT	9,543,986	44,684
	CK Asset Holdings Ltd.	6,730,113	27,495
	Hongkong Land Holdings Ltd.	3,833,912	18,763
	Sino Land Co. Ltd.	13,630,022	14,008
	Henderson Land Development Co. Ltd.	4,837,936	13,720
	Wharf Real Estate Investment Co. Ltd.	5,728,652	13,700
[3]	ESR Group Ltd.	8,164,400	13,001
	Wharf Holdings Ltd.	3,507,652	8,811
	Swire Properties Ltd.	3,858,200	8,527
	Hang Lung Properties Ltd.	6,735,932	5,524
	Kerry Properties Ltd.	2,154,332	5,059
	Hang Lung Group Ltd.	3,039,103	4,363
	Hysan Development Co. Ltd.	2,211,655	3,605
	Fortune REIT	5,597,861	3,132
*,1	New World Development Co. Ltd.	5,032,000	3,081
	Champion REIT	6,886,512	2,039
	Sunlight REIT	2,887,400	718
	SF REIT	1,926,000	665
*,2	Jiayuan International Group Ltd.	15,242,000	340
4

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*,2	Datang Group Holdings Ltd.	1,172,000	76
			244,159
India (3.8%)
	DLF Ltd.	2,383,061	19,008
[3]	Macrotech Developers Ltd.	1,032,992	16,253
	Embassy Office Parks REIT	3,225,810	14,574
	Phoenix Mills Ltd.	701,069	13,799
*	Godrej Properties Ltd.	512,993	13,105
	Prestige Estates Projects Ltd.	635,820	10,346
	Oberoi Realty Ltd.	429,609	8,340
	Brigade Enterprises Ltd.	505,902	6,155
[3]	Brookfield India Real Estate Trust	1,525,721	5,229
	Nexus Select Trust	3,185,660	4,889
[3]	Mindspace Business Parks REIT	811,908	3,703
	Anant Raj Ltd.	493,642	2,639
	Sobha Ltd. (XNSE)	144,974	2,276
*	SignatureGlobal India Ltd.	152,465	2,070
*	Embassy Developments Ltd.	1,772,166	2,054
*	Valor Estate Ltd.	726,833	1,496
	Mahindra Lifespace Developers Ltd.	276,879	1,120
	Ganesh Housing Corp. Ltd.	82,006	1,062
*	Max Estates Ltd.	194,433	940
	Sunteck Realty Ltd.	197,465	938
	NESCO Ltd.	79,317	885
*	TARC Ltd.	359,764	659
*	Unitech Ltd.	9,061,526	639
*	Keystone Realtors Ltd.	100,996	627
*	Puravankara Ltd.	216,218	598
	Arvind SmartSpaces Ltd.	73,873	571
*	Hemisphere Properties India Ltd.	328,499	504
	Ashiana Housing Ltd.	149,230	472
	Kolte-Patil Developers Ltd.	93,545	373
*	Awfis Space Solutions Ltd.	46,976	356
	Shipping Corp. of India Land & Assets Ltd.	606,662	343
*	Hubtown Ltd.	155,993	331
*	Shriram Properties Ltd.	362,915	326
	Alembic Ltd.	263,179	312
			136,992
Indonesia (0.2%)
	Ciputra Development Tbk PT	32,712,391	1,813
*	Bumi Serpong Damai Tbk PT	27,232,927	1,419
	Pakuwon Jati Tbk PT	54,700,028	1,257
	Summarecon Agung Tbk PT	37,488,181	975
*	Lippo Karawaci Tbk PT	126,893,149	704
*	Kawasan Industri Jababeka Tbk PT	51,351,200	535
*	Puradelta Lestari Tbk PT	30,019,100	315
*,2	Hanson International Tbk PT	444,252,900	—
*,2	Armidian Karyatama Tbk PT	34,315,100	—
			7,018
Ireland (0.1%)
	Irish Residential Properties REIT plc	1,974,057	2,283
Israel (2.1%)
	Azrieli Group Ltd.	134,184	9,769
*	Big Shopping Centers Ltd.	58,301	8,513
	Melisron Ltd.	92,647	7,882
	Mivne Real Estate KD Ltd.	2,156,726	6,293
	Alony Hetz Properties & Investments Ltd.	593,550	4,958
	Amot Investments Ltd.	834,436	4,415
	Reit 1 Ltd.	718,930	3,736
*	Airport City Ltd.	208,733	3,103
	Mega Or Holdings Ltd.	84,117	2,860
	Aura Investments Ltd.	540,176	2,832
	YH Dimri Construction & Development Ltd.	29,365	2,478
	Sella Capital Real Estate Ltd.	812,884	1,989
	Summit Real Estate Holdings Ltd.	129,732	1,914
	Israel Canada T.R Ltd.	568,260	1,850
	Blue Square Real Estate Ltd.	19,629	1,672
	Africa Israel Residences Ltd.	22,630	1,497
5

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Menivim- The New REIT Ltd.	2,775,242	1,391
*	Electra Real Estate Ltd.	108,898	1,351
	G City Ltd.	388,465	1,346
	Isras Investment Co. Ltd.	4,565	984
	Gav-Yam Lands Corp. Ltd.	95,368	848
	Prashkovsky Investments & Construction Ltd.	26,598	685
	Land Development Nimrodi Group Ltd.	74,765	587
	Property & Building Corp. Ltd.	8,121	572
*	Hagag Group Real Estate Development	111,766	514
			74,039
Italy (0.0%)
*,1	Immobiliare Grande Distribuzione SIIQ SpA	196,748	700
Japan (23.3%)
	Mitsui Fudosan Co. Ltd.	10,284,071	101,922
	Daiwa House Industry Co. Ltd.	2,315,574	83,784
	Mitsubishi Estate Co. Ltd.	4,623,745	81,221
	Sumitomo Realty & Development Co. Ltd.	1,759,967	65,552
	Nippon Building Fund Inc.	31,424	29,168
	Daito Trust Construction Co. Ltd.	226,725	25,243
	Hulic Co. Ltd.	2,413,537	25,238
[1]	Japan Real Estate Investment Corp.	26,286	20,861
	Japan Metropolitan Fund Investment	26,574	17,706
	Nomura Real Estate Master Fund Inc.	15,970	15,899
[1]	KDX Realty Investment Corp.	15,077	15,701
	GLP J-Reit	18,106	15,617
	Tokyu Fudosan Holdings Corp.	2,183,444	15,292
	Nippon Prologis REIT Inc.	8,923	14,757
	Daiwa House REIT Investment Corp.	8,489	14,219
	Tokyo Tatemono Co. Ltd.	773,883	13,874
	Orix JREIT Inc.	10,195	12,840
	Nomura Real Estate Holdings Inc.	2,002,145	11,908
	United Urban Investment Corp.	11,310	11,902
	Invincible Investment Corp.	28,308	11,700
	Advance Residence Investment Corp.	10,584	10,906
	Japan Hotel REIT Investment Corp.	18,877	9,335
	Japan Prime Realty Investment Corp.	3,686	9,103
[1]	Sekisui House REIT Inc.	16,163	8,720
	Mitsui Fudosan Logistics Park Inc.	11,891	8,487
	Industrial & Infrastructure Fund Investment Corp.	9,380	7,673
	Nippon Accommodations Fund Inc.	9,279	7,570
	Aeon Mall Co. Ltd.	354,583	6,804
	Japan Logistics Fund Inc.	10,190	6,664
	LaSalle Logiport REIT	6,899	6,581
	Activia Properties Inc.	2,604	6,244
	AEON REIT Investment Corp.	6,448	5,643
	Daiwa Securities Living Investments Corp.	8,871	5,601
	Mori Hills REIT Investment Corp.	6,043	5,562
	Daiwa Office Investment Corp.	2,553	5,470
	Frontier Real Estate Investment Corp.	9,487	5,267
[1]	NTT UD REIT Investment Corp.	5,461	5,130
	Comforia Residential REIT Inc.	2,626	5,105
	Hulic REIT Inc.	4,621	4,730
	Mitsubishi Estate Logistics REIT Investment Corp.	5,582	4,558
	Tokyu REIT Inc.	3,431	4,293
	Mori Trust REIT Inc.	9,335	4,144
	Japan Excellent Inc.	4,391	3,967
	NIPPON REIT Investment Corp.	6,651	3,882
	Heiwa Real Estate Co. Ltd.	117,732	3,880
	Star Asia Investment Corp.	9,971	3,821
	Heiwa Real Estate REIT Inc.	3,857	3,552
[1]	Hoshino Resorts REIT Inc.	2,176	3,347
	Starts Corp. Inc.	123,000	3,345
	Fukuoka REIT Corp.	2,922	3,197
	Global One Real Estate Investment Corp.	3,706	3,095
	Leopalace21 Corp.	697,150	2,856
	Katitas Co. Ltd.	188,792	2,735
[1]	Hankyu Hanshin REIT Inc.	2,590	2,617
	CRE Logistics REIT Inc.	2,294	2,302
6

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[1]	Ichigo Office REIT Investment Corp.	3,768	2,200
[1]	Kasumigaseki Capital Co. Ltd.	25,000	2,158
[1]	Mirai Corp.	7,129	2,073
	SOSiLA Logistics REIT Inc.	2,662	2,059
[1]	Takara Leben Real Estate Investment Corp.	3,340	1,988
	Ichigo Inc.	717,400	1,935
	Samty Residential Investment Corp.	2,716	1,763
	Tosei Corp.	103,800	1,749
	Keihanshin Building Co. Ltd.	154,700	1,630
	One REIT Inc.	884	1,488
	Mirarth Holdings Inc.	401,352	1,389
	Sun Frontier Fudousan Co. Ltd.	98,400	1,347
	Goldcrest Co. Ltd.	50,640	1,163
[1]	Starts Proceed Investment Corp.	901	1,069
	Sankei Real Estate Inc.	1,710	1,058
	ESCON Japan REIT Investment Corp.	1,339	1,055
	Arealink Co. Ltd.	68,300	1,051
	JSB Co. Ltd.	40,606	1,033
	Health Care & Medical Investment Corp.	1,313	1,009
[1]	Tosei REIT Investment Corp.	1,106	969
	SRE Holdings Corp.	37,000	913
[1]	LA Holdings Co. Ltd.	18,600	899
	Nippon Commercial Development Co. Ltd.	62,300	898
*	TKP Corp.	62,300	831
	Mugen Estate Co. Ltd.	48,600	754
	Dear Life Co. Ltd.	95,800	748
	Tokaido REIT Inc.	1,027	745
	TOC Co. Ltd.	166,329	736
	Ichigo Hotel REIT Investment Corp.	856	725
	Xymax REIT Investment Corp.	880	676
	Marimo Regional Revitalization REIT Inc.	940	672
	Nippon Hotel & Residential Investment Corp.	1,139	547
	Star Mica Holdings Co. Ltd.	79,100	540
	Japan Property Management Center Co. Ltd.	48,800	400
	Nisshin Group Holdings Co. Ltd.	104,500	374
*	Miyakoshi Holdings Inc.	23,700	207
			831,441
Kuwait (0.5%)
	Mabanee Co. KPSC	2,627,915	6,794
	Commercial Real Estate Co. KSC	5,272,078	2,875
	Kuwait Real Estate Co. KSC	2,340,659	2,873
*	Salhia Real Estate Co. KSCP	1,580,706	2,321
*	National Real Estate Co. KPSC	3,777,388	987
*	Al Mazaya Holding Co. KSCP	1,803,389	390
			16,240
Malaysia (0.9%)
	Sime Darby Property Bhd.	12,831,400	3,685
	Sunway REIT	7,502,534	3,291
	IOI Properties Group Bhd.	6,735,600	2,859
	IGB REIT	5,244,800	2,845
	Axis REIT	5,881,900	2,604
	SP Setia Bhd. Group	10,106,700	2,574
	Eco World Development Group Bhd. (XKLS)	4,735,100	2,065
*	Tanco Holdings Bhd.	9,609,360	1,916
	Mah Sing Group Bhd.	6,292,325	1,705
	Matrix Concepts Holdings Bhd.	4,779,963	1,576
	Pavilion REIT	4,269,400	1,434
	OSK Holdings Bhd.	3,369,400	1,330
	Eastern & Oriental Bhd.	5,180,900	948
	UEM Sunrise Bhd.	5,540,265	924
	Capitaland Malaysia Trust	5,813,100	836
	YTL Hospitality REIT	2,829,900	683
*	KSL Holdings Bhd.	1,473,800	532
	LBS Bina Group Bhd.	3,385,000	392
	Lagenda Properties Bhd.	1,433,100	392
			32,591
Mexico (1.2%)
	Prologis Property Mexico SA de CV	3,737,353	13,312
	Fibra Uno Administracion SA de CV	10,290,685	13,271
7

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Corp. Inmobiliaria Vesta SAB de CV	3,263,850	8,897
	Fibra MTY SAPI de CV	7,832,200	4,805
[3]	FIBRA Macquarie Mexico	2,799,472	4,388
			44,673
Netherlands (0.5%)
[3]	CTP NV	437,756	8,222
	Eurocommercial Properties NV	159,412	4,607
*	Wereldhave NV	130,166	2,459
	NSI NV	66,032	1,617
			16,905
New Zealand (0.1%)
	Goodman Property Trust	3,849,805	4,197
Norway (0.1%)
*,3	Entra ASA	262,864	3,032
*	Public Property Invest A/S	480,569	878
			3,910
Philippines (1.1%)
	SM Prime Holdings Inc.	42,699,807	18,640
	Ayala Land Inc.	21,689,260	9,730
	AREIT Inc.	4,167,620	2,943
	RL Commercial REIT Inc.	19,862,200	2,311
	Megaworld Corp.	39,254,100	1,253
	Robinson's Land Corp.	5,967,372	1,248
	MREIT Inc.	5,008,400	1,228
	Citicore Energy REIT Corp.	9,281,000	534
			37,887
Poland (0.0%)
	Murapol SA	38,746	418
Qatar (0.3%)
	Barwa Real Estate Co.	7,853,417	6,043
	United Development Co. QSC	6,309,116	1,789
*	Ezdan Holding Group QSC	5,792,335	1,600
*	Mazaya Real Estate Development QPSC	1,700,464	280
			9,712
Russia (0.0%)
*,2	Etalon Group plc GDR (Registered)	993,429	—
Saudi Arabia (1.1%)
*	Dar Al Arkan Real Estate Development Co.	1,957,108	11,430
[3]	Arabian Centres Co. Ltd.	813,254	4,295
*	Emaar Economic City	946,726	3,841
	Retal Urban Development Co.	813,372	3,660
*	Saudi Real Estate Co.	485,326	2,993
	Arriyadh Development Co.	322,261	2,948
	Al Rajhi REIT	843,038	1,896
	Sedco Capital REIT Fund	516,850	981
	Alandalus Property Co.	161,594	939
	Sumou Real Estate Co.	68,335	813
	Riyad REIT Fund	438,469	698
	Bonyan REIT	245,426	612
	Alkhabeer REIT	360,575	569
	Derayah REIT	374,396	560
	Alinma Hospitality REIT Fund	204,802	452
	Al Maather REIT Fund	173,790	431
	Alinma Retail REIT Fund	339,235	427
	Mulkia Gulf Real Estate REIT Fund	291,135	392
	Musharaka Real Estate Income Fund	265,888	320
	Alahli REIT Fund 1	147,129	277
			38,534
Singapore (5.7%)
	CapitaLand Integrated Commercial Trust	20,496,037	33,730
	CapitaLand Ascendas REIT	13,006,484	26,503
	Capitaland Investment Ltd.	8,467,838	17,847
	Mapletree Industrial Trust	7,689,291	11,894
	Keppel DC REIT	6,614,737	10,944
8

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Mapletree Logistics Trust	12,527,523	10,780
	Frasers Centrepoint Trust	5,002,388	8,666
	Mapletree Pan Asia Commercial Trust	8,548,341	8,006
	UOL Group Ltd.	1,715,378	7,588
	Frasers Logistics & Commercial Trust	10,853,852	7,445
	Suntec REIT	8,108,427	7,149
	City Developments Ltd.	1,819,290	6,927
	CapitaLand Ascott Trust	9,423,012	6,166
	Keppel REIT	8,851,615	5,799
	Parkway Life REIT	1,538,797	4,985
	ESR-REIT	2,328,436	3,924
	Capitaland India Trust	3,734,642	2,786
	Lendlease Global Commercial REIT	6,451,089	2,545
	CapitaLand China Trust	4,363,908	2,304
	AIMS APAC REIT	2,392,088	2,255
	Stoneweg European REIT	1,258,366	2,138
	Starhill Global REIT	5,297,968	2,010
	OUE REIT	8,421,500	1,807
	Digital Core REIT Management Pte. Ltd.	3,334,100	1,668
	Far East Hospitality Trust	3,963,392	1,654
	CDL Hospitality Trusts	2,432,499	1,481
	Sasseur REIT	1,954,700	952
*	Yanlord Land Group Ltd.	1,969,504	709
*	Keppel Pacific Oak US REIT	2,944,400	587
	Prime US REIT	2,949,540	422
*	Manulife US REIT	6,388,110	403
*,1	Yoma Strategic Holdings Ltd.	5,112,600	270
*,2	EC World REIT	1,188,500	236
*,2	Eagle Hospitality Trust	2,602,300	—
			202,580
South Africa (1.6%)
	NEPI Rockcastle NV	2,236,608	17,155
[1]	Growthpoint Properties Ltd.	12,660,717	8,925
	Redefine Properties Ltd.	26,621,101	6,623
[1]	Fortress Real Estate Investments Ltd. Class B	4,405,738	4,682
	Vukile Property Fund Ltd.	4,116,316	4,193
	Resilient REIT Ltd.	1,111,671	3,627
	Hyprop Investments Ltd.	1,406,589	3,223
	Equites Property Fund Ltd.	3,116,139	2,543
[1]	Attacq Ltd.	2,534,960	1,943
	Fairvest Ltd. Class B	5,864,357	1,530
	SA Corporate Real Estate Ltd.	9,197,201	1,462
	Stor-Age Property REIT Ltd.	1,637,835	1,327
	Burstone Group Ltd.	2,250,069	1,061
			58,294
South Korea (0.3%)
	ESR Kendall Square REIT Co. Ltd.	596,703	2,046
[1]	SK REITs Co. Ltd.	529,879	1,849
	Shinhan Alpha REIT Co. Ltd.	390,029	1,595
	LOTTE REIT Co. Ltd.	531,342	1,340
	JR Global REIT	674,762	1,300
	IGIS Value Plus REIT Co. Ltd.	190,562	630
	Koramco Life Infra Reit Co. Ltd.	168,592	536
			9,296
Spain (0.7%)
	Merlin Properties Socimi SA	1,458,611	16,541
	Inmobiliaria Colonial Socimi SA	1,252,607	8,118
[3]	Aedas Homes SA	33,454	1,080
			25,739
Sweden (3.6%)
*	Fastighets AB Balder Class B	2,655,835	19,091
*	Castellum AB	1,565,604	19,054
	Sagax AB Class B	780,547	17,741
	Wihlborgs Fastigheter AB	989,749	10,266
	Wallenstam AB Class B	1,619,737	8,009
	Fabege AB	894,740	7,644
	Catena AB	151,554	7,135
	Pandox AB	376,683	6,307
9

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*	Nyfosa AB	602,244	5,653
	Hufvudstaden AB Class A	426,427	5,192
	Cibus Nordic Real Estate AB publ	234,239	4,054
	Atrium Ljungberg AB Class B	908,475	3,217
	NP3 Fastigheter AB	121,282	3,160
	Dios Fastigheter AB	388,932	2,701
	Sagax AB Class D	651,633	2,234
[1]	Samhallsbyggnadsbolaget i Norden AB	4,490,428	1,823
	Platzer Fastigheter Holding AB Class B	230,441	1,811
	FastPartner AB Class A	187,818	1,104
	Corem Property Group AB Class B	2,094,414	1,059
*	Sveafastigheter AB	278,354	954
*,1	Neobo Fastigheter AB	420,348	736
	Samhallsbyggnadsbolaget i Norden AB Class D	590,485	415
	Corem Property Group AB Class D	5,863	126
			129,486
Switzerland (2.7%)
	Swiss Prime Site AG (Registered)	285,477	40,254
	PSP Swiss Property AG (Registered)	169,307	30,149
	Allreal Holding AG (Registered)	55,197	12,162
	Mobimo Holding AG (Registered)	26,837	10,365
	Intershop Holding AG	20,715	3,399
*,1	Peach Property Group AG	86,123	655
			96,984
Taiwan (1.5%)
	Highwealth Construction Corp.	6,351,679	8,118
	Ruentex Development Co. Ltd.	6,878,483	7,080
	Huaku Development Co. Ltd.	950,839	3,102
	Sakura Development Co. Ltd.	1,368,714	2,604
	Chong Hong Construction Co. Ltd.	808,297	2,214
	Kindom Development Co. Ltd.	1,381,900	2,204
	Advancetek Enterprise Co. Ltd.	954,000	2,150
	Da-Li Development Co. Ltd.	1,331,508	1,932
	Delpha Construction Co. Ltd.	1,783,000	1,849
	Farglory Land Development Co. Ltd.	974,631	1,820
[1]	JSL Construction & Development Co. Ltd.	670,705	1,732
	Cathay Real Estate Development Co. Ltd.	2,329,100	1,408
	Fu Hua Innovation Co. Ltd.	1,167,383	1,373
	Yea Shin International Development Co. Ltd.	1,172,483	1,248
[1]	Yungshin Construction & Development Co. Ltd.	316,000	1,228
	Prince Housing & Development Corp.	3,963,478	1,130
	Radium Life Tech Co. Ltd.	2,716,304	1,072
	Hung Sheng Construction Ltd.	1,353,520	966
	Crowell Development Corp.	839,000	939
	Shin Ruenn Development Co. Ltd.	399,751	783
	Hua Yu Lien Development Co. Ltd.	198,000	740
	Hong Pu Real Estate Development Co. Ltd.	749,194	696
	Huang Hsiang Construction Corp.	413,000	667
*	King's Town Construction Co. Ltd.	422,000	627
	Sweeten Real Estate Development Co. Ltd.	638,000	622
	KEE TAI Properties Co. Ltd.	1,400,547	555
	Kuo Yang Construction Co. Ltd.	877,802	548
*	Shining Building Business Co. Ltd.	1,642,869	546
	GTM Holdings Corp.	465,000	463
	Hung Ching Development & Construction Co. Ltd.	436,000	399
*	We&Win Diversification Co. Ltd.	515,000	356
	San Far Property Ltd.	545,000	336
	Pacific Construction Co.	1,040,000	332
	Founding Construction & Development Co. Ltd.	571,000	313
*	We & Win Development Co. Ltd.	698,000	232
*,2	Taiwan Land Development Corp.	2,224,000	—
			52,384
Thailand (0.8%)
	Central Pattana PCL	4,975,900	7,523
	CPN Retail Growth Leasehold REIT	8,807,581	3,242
	WHA Corp. PCL	26,969,086	2,439
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,446,696	1,726
	Land & Houses PCL (Registered)	13,418,700	1,701
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	5,870,700	1,566
10

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Axtra Future City Freehold & Leasehold REIT	4,210,600	1,521
	MBK PCL (XBKK)	2,853,232	1,314
	Supalai PCL	2,463,081	1,162
	LH Hotel Leasehold REIT Class F	2,853,800	1,059
	Sansiri PCL	24,133,325	1,004
	Amata Corp. PCL	2,045,323	909
	BA Airport Leasehold REIT	2,892,900	827
	AP Thailand PCL	3,368,220	806
[1]	Quality Houses PCL	16,702,100	750
	IMPACT Growth REIT	2,323,200	657
	SC Asset Corp. PCL	7,132,340	495
	Bangkok Land PCL	29,498,695	362
	Pruksa Holding PCL	2,319,700	333
*	Pruksa Real Estate PCL	3,024,500	217
[1]	Origin Property PCL Class F	3,151,798	186
			29,799
Turkiye (0.4%)
*,1	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	7,078,460	2,132
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	3,322,068	2,093
	Yeni Gimat Gayrimenkul Ortakligi A/S	705,672	1,369
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,231,098	1,262
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	541,062	864
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	2,147,569	781
	AKIS Gayrimenkul Yatirimi A/S	4,153,902	657
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	7,571,824	644
*	Is Gayrimenkul Yatirim Ortakligi A/S	1,654,399	619
*	Ronesans Gayrimenkul Yatirim A/S	161,771	462
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,683,592	437
	Avrupakent Gayrimenkul Yatirim Ortakligi A/S	309,529	410
	Pasifik Gayrimenkul Yatirim Ortakligi	8,556,963	406
*	Ozak Gayrimenkul Yatirim Ortakligi	1,475,145	391
*	Ahes Gayrimenkul Yatirim Ortakligi A/S	715,867	376
*	Akfen Gayrimenkul Yatirim Ortakligi A/S	6,189,058	310
*	Servet Gayrimenkul Yatirim Ortakligi A/S	3,199,875	252
			13,465
United Arab Emirates (3.7%)
	Emaar Properties PJSC	22,867,204	81,710
	Aldar Properties PJSC	13,948,506	31,411
	Emaar Development PJSC	2,948,231	10,744
	TECOM Group PJSC	2,234,149	1,899
*	RAK Properties PJSC	5,469,549	1,894
*	Union Properties PJSC	7,843,759	1,217
	Deyaar Development PJSC	3,963,924	996
*	Eshraq Investments PJSC	5,010,932	623
*	Manazel PJSC	4,761,893	458
			130,952
United Kingdom (7.5%)
	Segro plc	5,001,540	45,497
	Land Securities Group plc	2,754,487	21,827
	British Land Co. plc	3,694,738	19,438
	LondonMetric Property plc	7,572,196	19,428
	UNITE Group plc	1,535,406	17,640
	Tritax Big Box REIT plc	9,174,178	17,549
	Shaftesbury Capital plc	7,223,375	13,121
	Derwent London plc	415,421	10,776
	Big Yellow Group plc	725,791	9,771
	Grainger plc	2,739,359	7,859
	Assura plc	11,032,371	7,134
	International Workplace Group plc	2,815,118	6,970
	Sirius Real Estate Ltd.	5,587,007	6,880
	Safestore Holdings plc	806,548	6,788
	Primary Health Properties plc	4,959,182	6,787
	Great Portland Estates plc	1,507,417	6,232
	Hammerson plc	1,648,235	5,561
	Supermarket Income REIT plc	4,609,094	4,782
	Urban Logistics REIT plc	1,720,935	3,350
	Workspace Group plc	512,511	3,037
	Target Healthcare REIT plc	2,298,403	3,021
	Empiric Student Property REIT plc	2,468,177	3,001
11

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	PRS REIT plc	1,930,447	2,987
	Care Reit plc	1,548,311	2,226
	Warehouse Reit plc	1,480,561	2,132
	Picton Property Income Ltd.	2,003,426	2,035
	NewRiver REIT plc	1,737,731	1,761
	Custodian Property Income REIT plc	1,620,255	1,711
	Schroder REIT Ltd.	1,789,835	1,264
[3]	Social Housing REIT plc	1,239,284	1,183
	Helical plc	391,802	1,129
[3]	Regional REIT Ltd.	604,706	962
	AEW UK REIT plc	605,541	821
	Life Science REIT plc	1,230,711	718
	CLS Holdings plc	565,463	477
*,2	Home REIT plc	2,734,919	346
	Abrdn Property Income Trust Ltd.	1,395,848	112
			266,313
Total Common Stocks (Cost $4,133,824)			3,541,350
Rights (0.0%)
*	MBK PCL Exp. 5/16/2025 (Cost $—)	286,123	7
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[4,5]	Vanguard Market Liquidity Fund, 4.350% (Cost $101,254)	1,012,648	101,255
Total Investments (102.1%) (Cost $4,235,078)			3,642,612
Other Assets and Liabilities—Net (-2.1%)			(73,256)
Net Assets (100%)			3,569,356
Cost is in $000.
• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $80,232.
2 Security value determined using significant unobservable inputs.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $86,930, representing 2.4% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Collateral of $85,832 was received for securities on loan, of which $85,830 is held in Vanguard Market Liquidity Fund and $2 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2025	81	10,104	274
MSCI Emerging Markets Index	June 2025	79	4,385	—
Topix Index	June 2025	11	2,050	60
				334

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/18/25	AUD	7,094	USD	4,512	34	—
JPMorgan Chase Bank, N.A.	6/18/25	EUR	904	USD	991	37	—
BNP Paribas	6/18/25	INR	712,888	USD	8,159	236	—
Bank of America, N.A.	6/18/25	INR	123,246	USD	1,406	45	—
Standard Chartered Bank	6/18/25	JPY	51,810	USD	362	2	—
Toronto-Dominion Bank	6/18/25	SGD	3,162	USD	2,367	60	—
12

Global ex-U.S. Real Estate Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	5/6/25	THB	1,826	USD	55	—	—
Toronto-Dominion Bank	6/18/25	USD	4,704	AUD	7,476	—	(87)
State Street Bank & Trust Co.	6/18/25	USD	505	BRL	3,006	—	(19)
Citibank, N.A.	6/18/25	USD	579	CAD	829	—	(25)
BNP Paribas	6/18/25	USD	3,364	CHF	2,925	—	(201)
State Street Bank & Trust Co.	6/18/25	USD	4,111	EUR	3,756	—	(157)
Citibank, N.A.	6/18/25	USD	559	EUR	490	2	—
State Street Bank & Trust Co.	6/18/25	USD	1,925	GBP	1,486	—	(56)
Toronto-Dominion Bank	6/18/25	USD	1,607	GBP	1,242	—	(48)
UBS AG	6/18/25	USD	803	HKD	6,228	—	(1)
State Street Bank & Trust Co.	6/18/25	USD	1,816	INR	159,606	—	(63)
State Street Bank & Trust Co.	6/18/25	USD	5,210	JPY	762,432	—	(152)
Toronto-Dominion Bank	6/18/25	USD	2,620	JPY	390,317	—	(125)
Toronto-Dominion Bank	6/18/25	USD	1,607	JPY	228,314	1	—
JPMorgan Chase Bank, N.A.	6/18/25	USD	566	MXN	11,608	—	(22)
State Street Bank & Trust Co.	6/18/25	USD	1,984	SEK	19,822	—	(73)
Toronto-Dominion Bank	6/18/25	USD	2,737	SGD	3,627	—	(47)
Toronto-Dominion Bank	6/18/25	USD	556	ZAR	10,293	4	—
Deutsche Bank AG	6/18/25	USD	173	ZAR	3,179	3	—
						424	(1,076)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Allos SA	10/16/25	CITNA	2,809	(4.337)	25	—
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1/24/26	CITNA	2,520	(4.337)	—	(12)
China Vanke Co. Ltd. Class A	1/24/26	CITNA	1,969	(4.337)	—	(10)
Multiplan Empreendimentos Imobiliarios SA	8/29/25	BANA	3,637	(4.337)	94	—
Poly Developments & Holdings Group Co. Ltd. Class A	1/24/26	CITNA	2,996	(4.337)	—	(14)
					119	(36)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,026 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,133,824)	3,541,357
Affiliated Issuers (Cost $101,254)	101,255
Total Investments in Securities	3,642,612
Investment in Vanguard	92
Cash	2
Cash Collateral Pledged—Futures Contracts	1,467
Cash Collateral Pledged—Foward Currency Contracts and Over-the-Counter Swap Contracts	740
Foreign Currency, at Value (Cost $5,007)	4,821
Receivables for Investment Securities Sold	1,169
Receivables for Accrued Income	24,817
Receivables for Capital Shares Issued	33
Unrealized Appreciation—Forward Currency Contracts	424
Unrealized Appreciation—Over-the-Counter Swap Contracts	119
Total Assets	3,676,296
Liabilities
Due to Custodian	420
Payables for Investment Securities Purchased	11,501
Collateral for Securities on Loan	85,832
Payables for Capital Shares Redeemed	22
Payables to Vanguard	318
Variation Margin Payable—Futures Contracts	7
Unrealized Depreciation—Forward Currency Contracts	1,076
Unrealized Depreciation—Over-the-Counter Swap Contracts	36
Deferred Foreign Capital Gains Taxes	7,728
Total Liabilities	106,940
Net Assets	3,569,356
1 Includes $80,232 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	5,565,978
Total Distributable Earnings (Loss)	(1,996,622)
Net Assets	3,569,356

ETF Shares—Net Assets
Applicable to 76,127,392 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,273,356
Net Asset Value Per Share—ETF Shares	$43.00

Admiral™ Shares—Net Assets
Applicable to 10,135,199 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	264,271
Net Asset Value Per Share—Admiral Shares	$26.07

Institutional Shares—Net Assets
Applicable to 365,614 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,729
Net Asset Value Per Share—Institutional Shares	$86.78

See accompanying Notes, which are an integral part of the Financial Statements.
14

Global ex-U.S. Real Estate Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	60,951
Interest[2]	250
Securities Lending—Net	1,210
Total Income	62,411
Expenses
The Vanguard Group—Note B
Investment Advisory Services	108
Management and Administrative—ETF Shares	1,030
Management and Administrative—Admiral Shares	113
Management and Administrative—Institutional Shares	9
Marketing and Distribution—ETF Shares	51
Marketing and Distribution—Admiral Shares	7
Marketing and Distribution—Institutional Shares	1
Custodian Fees	243
Shareholders’ Reports and Proxy Fees—ETF Shares	419
Shareholders’ Reports and Proxy Fees—Admiral Shares	3
Shareholders’ Reports and Proxy Fees—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	23
Total Expenses	2,008
Net Investment Income	60,403
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(127,456)
Futures Contracts	1,962
Swap Contracts	(2,628)
Forward Currency Contracts	709
Foreign Currencies	(725)
Realized Net Gain (Loss)	(128,138)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	175,676
Futures Contracts	424
Swap Contracts	141
Forward Currency Contracts	(1,451)
Foreign Currencies	1,475
Change in Unrealized Appreciation (Depreciation)	176,265
Net Increase (Decrease) in Net Assets Resulting from Operations	108,530
1	Dividends are net of foreign withholding taxes of $5,100.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $186, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $918.
4	Includes ($5,363) of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($3,536).

See accompanying Notes, which are an integral part of the Financial Statements.
15

Global ex-U.S. Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,403	148,406
Realized Net Gain (Loss)	(128,138)	(235,496)
Change in Unrealized Appreciation (Depreciation)	176,265	847,289
Net Increase (Decrease) in Net Assets Resulting from Operations	108,530	760,199
Distributions
ETF Shares	(154,662)	(135,934)
Admiral Shares	(12,698)	(11,574)
Institutional Shares	(945)	(6,975)
Total Distributions	(168,305)	(154,483)
Capital Share Transactions
ETF Shares	(56,900)	(357,489)
Admiral Shares	(9,957)	(45,706)
Institutional Shares	11,088	(158,552)
Net Increase (Decrease) from Capital Share Transactions	(55,769)	(561,747)
Total Increase (Decrease)	(115,544)	43,969
Net Assets
Beginning of Period	3,684,900	3,640,931
End of Period	3,569,356	3,684,900

See accompanying Notes, which are an integral part of the Financial Statements.
16

Global ex-U.S. Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$43.69	$37.32	$37.45	$57.39	$47.04	$60.79
Investment Operations
Net Investment Income[1]	.725	1.628	1.641	1.679	2.145	1.761
Net Realized and Unrealized Gain (Loss) on Investments	.625	6.333	(1.536)	(18.724)	9.312	(11.864)
Total from Investment Operations	1.350	7.961	.105	(17.045)	11.457	(10.103)
Distributions
Dividends from Net Investment Income	(2.040)	(1.591)	(.235)	(2.895)	(1.107)	(3.647)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.040)	(1.591)	(.235)	(2.895)	(1.107)	(3.647)
Net Asset Value, End of Period	$43.00	$43.69	$37.32	$37.45	$57.39	$47.04
Total Return	3.53%	21.58%	0.22%	-31.15%	24.47%	-17.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,273	$3,386	$3,198	$3,355	$5,071	$4,219
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[2]	0.12%[2]	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.54%	3.87%	4.00%	3.48%	3.80%	3.44%
Portfolio Turnover Rate[3]	3%	7%	5%	10%	7%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.49	$22.63	$22.73	$34.80	$28.51	$36.84
Investment Operations
Net Investment Income[1]	.436	.983	.995	1.017	1.302	1.079
Net Realized and Unrealized Gain (Loss) on Investments	.380	3.841	(.954)	(11.332)	5.656	(7.199)
Total from Investment Operations	.816	4.824	.041	(10.315)	6.958	(6.120)
Distributions
Dividends from Net Investment Income	(1.236)	(.964)	(.141)	(1.755)	(.668)	(2.210)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.236)	(.964)	(.141)	(1.755)	(.668)	(2.210)
Net Asset Value, End of Period	$26.07	$26.49	$22.63	$22.73	$34.80	$28.51
Total Return[2]	3.52%	21.54%	0.12%	-31.06%	24.48%	-17.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$264	$279	$280	$313	$499	$421
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]	0.12%[3]	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.52%	3.86%	4.00%	3.47%	3.80%	3.49%
Portfolio Turnover Rate[4]	3%	7%	5%	10%	7%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$88.22	$75.34	$75.62	$115.86	$94.98	$122.73
Investment Operations
Net Investment Income[1]	1.599	2.566	3.320	3.391	4.376	3.646
Net Realized and Unrealized Gain (Loss) on Investments	1.110	13.539[2]	(3.115)	(37.785)[2]	18.763	(24.030)
Total from Investment Operations	2.709	16.105	.205	(34.394)	23.139	(20.384)
Distributions
Dividends from Net Investment Income	(4.149)	(3.225)	(.485)	(5.846)	(2.259)	(7.366)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.149)	(3.225)	(.485)	(5.846)	(2.259)	(7.366)
Net Asset Value, End of Period	$86.78	$88.22	$75.34	$75.62	$115.86	$94.98
Total Return[3]	3.51%	21.60%	0.20%	-31.10%	24.44%	-17.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32	$20	$163	$140	$213	$205
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%[4]	0.11%[4]	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.88%	3.07%	4.02%	3.48%	3.84%	3.55%
Portfolio Turnover Rate[5]	3%	7%	5%	10%	7%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $0.01.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Global ex-U.S. Real Estate Index Fund
Notes to Financial Statements
Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
20

Global ex-U.S. Real Estate Index Fund
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
21

Global ex-U.S. Real Estate Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $92,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	141,959	3,372,504	26,887	3,541,350
Rights	—	7	—	7
Temporary Cash Investments	101,255	—	—	101,255
Total	243,214	3,372,511	26,887	3,642,612
Derivative Financial Instruments
Assets
Futures Contracts[1]	334	—	—	334
Forward Currency Contracts	—	424	—	424
Swap Contracts	—	119	—	119
Total	334	543	—	877
Liabilities
Forward Currency Contracts	—	(1,076)	—	(1,076)
Swap Contracts	—	(36)	—	(36)
Total	—	(1,112)	—	(1,112)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	334	—	334
Unrealized Appreciation—Forward Currency Contracts	—	424	424
Unrealized Appreciation— Over-the-Counter Swap Contracts	119	—	119
Total Assets	453	424	877

Unrealized Depreciation—Forward Currency Contracts	—	(1,076)	(1,076)
Unrealized Depreciation— Over-the-Counter Swap Contracts	(36)	—	(36)
Total Liabilities	(36)	(1,076)	(1,112)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
22

Global ex-U.S. Real Estate Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,962	—	1,962
Swap Contracts	(2,628)	—	(2,628)
Forward Currency Contracts	—	709	709
Realized Net Gain (Loss) on Derivatives	(666)	709	43
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	424	—	424
Swap Contracts	141	—	141
Forward Currency Contracts	—	(1,451)	(1,451)
Change in Unrealized Appreciation (Depreciation) on Derivatives	565	(1,451)	(886)
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,296,289
Gross Unrealized Appreciation	398,511
Gross Unrealized Depreciation	(1,052,506)
Net Unrealized Appreciation (Depreciation)	(653,995)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $1,254,834,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $98,444,000 of investment securities and sold $203,172,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $10,078,000 and $65,132,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $0 and sales were $57,000, resulting in net realized loss of $1,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	21,470	534	19,005	478
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(78,370)	(1,900)	(376,494)	(8,700)
Net Increase (Decrease)—ETF Shares	(56,900)	(1,366)	(357,489)	(8,222)
Admiral Shares
Issued[1]	20,163	819	25,549	1,002
Issued in Lieu of Cash Distributions	10,385	436	9,509	378
Redeemed[2]	(40,505)	(1,643)	(80,764)	(3,212)
Net Increase (Decrease)—Admiral Shares	(9,957)	(388)	(45,706)	(1,832)
Institutional Shares
Issued[1]	10,143	126	389	—
Issued in Lieu of Cash Distributions	945	12	1,012	12
Redeemed[2]	—	—	(159,953)	(1,947)
Net Increase (Decrease)—Institutional Shares	11,088	138	(158,552)	(1,935)
1	Includes purchase fees for fiscal 2025 and 2024 of $47 and $64, respectively (fund totals).
2	Net of redemption fees for fiscal 2025 and 2024 of $56 and $585, respectively (fund totals).
23

Global ex-U.S. Real Estate Index Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2025, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q7382 062025
24

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard International Equity Index Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	162,910,507,414	1,325,058,479	N/A	N/A
Mark Loughridge	161,779,716,916	2,455,848,977	N/A	N/A
Scott C. Malpass	162,287,296,830	1,948,269,062	N/A	N/A
John Murphy	162,995,476,150	1,240,089,743	N/A	N/A
Lubos Pastor	162,978,868,883	1,256,697,010	N/A	N/A
Rebecca Patterson	163,171,473,216	1,064,092,677	N/A	N/A
André F. Perold	162,649,544,071	1,586,021,822	N/A	N/A
Salim Ramji	162,591,448,439	1,644,117,454	N/A	N/A
Sarah Bloom Raskin	162,255,363,465	1,980,202,428	N/A	N/A
Grant Reid	162,946,566,150	1,288,999,743	N/A	N/A
David Thomas	162,861,755,701	1,373,810,192	N/A	N/A
Barbara Venneman	163,043,247,141	1,192,318,752	N/A	N/A
Peter F. Volanakis	161,854,422,880	2,381,143,013	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – International Stock Index Funds

The board of trustees of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Total World Stock Index Fund

The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – FTSE International Index Funds

The board of trustees of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the funds’ investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Global ex-U.S. Real Estate Index Fund

The board of trustees of Vanguard Global ex-U.S. Real Estate Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.